UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-04347

GMO Trust

(Exact name of the registrant as specified in charter)

   53 State Street, 33rd Floor, Boston, MA       02109

 (Address of principal executive offices)   (Zip Code)

Tara Pari, Chief Executive Officer, 53 State Street, 33rd Floor, Boston, MA 02109

(Name and address of agent for services)

Registrant’s telephone number, including area code:  617-346-7646

Date of fiscal year end:  02/28/26

Date of reporting period:  08/31/25

Item 1. Reports to Stockholders.

GMO Climate Change Fund

Class III (GCCHX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO Climate Change Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$46	0.78%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$464,349,789
Number of Portfolio Holdings	97
Portfolio Turnover Rate	17%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 33%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

United States	51.7
France	9.3
South Korea	6.4
Canada	3.9
Denmark	3.7
Finland	3.4
Germany	3.4
Japan	3.1
Chile	2.4
Norway	2.4
Spain	2.4
Brazil	1.5
Switzerland	1.2
China	1.1
Other (each less than 1%)	4.1
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Clean Energy	57.0
Energy Efficiency	17.6
Electric Grid	10.3
Water	5.6
Agriculture	5.3
Timber	2.3
Copper	1.9
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Climate Change Fund

Class R6 (GCCAX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO Climate Change Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$46	0.78%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$464,349,789
Number of Portfolio Holdings	97
Portfolio Turnover Rate	17%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 33%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

United States	51.7
France	9.3
South Korea	6.4
Canada	3.9
Denmark	3.7
Finland	3.4
Germany	3.4
Japan	3.1
Chile	2.4
Norway	2.4
Spain	2.4
Brazil	1.5
Switzerland	1.2
China	1.1
Other (each less than 1%)	4.1
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Clean Energy	57.0
Energy Efficiency	17.6
Electric Grid	10.3
Water	5.6
Agriculture	5.3
Timber	2.3
Copper	1.9
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Climate Change Fund

Class I (GCCLX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO Climate Change Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.88%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$464,349,789
Number of Portfolio Holdings	97
Portfolio Turnover Rate	17%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 33%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

United States	51.7
France	9.3
South Korea	6.4
Canada	3.9
Denmark	3.7
Finland	3.4
Germany	3.4
Japan	3.1
Chile	2.4
Norway	2.4
Spain	2.4
Brazil	1.5
Switzerland	1.2
China	1.1
Other (each less than 1%)	4.1
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Clean Energy	57.0
Energy Efficiency	17.6
Electric Grid	10.3
Water	5.6
Agriculture	5.3
Timber	2.3
Copper	1.9
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Emerging Markets ex-China Fund

Class III (GMAUX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO Emerging Markets ex-China Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$45	0.81%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$76,572,507
Number of Portfolio Holdings	208
Portfolio Turnover Rate	39%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 42%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

Taiwan	30.7
South Korea	16.9
India	16.2
Indonesia	8.6
Thailand	6.3
Brazil	5.9
Hungary	4.9
United Arab Emirates	3.4
Mexico	3.1
Saudi Arabia	2.0
Other (each less than 1%)	2.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Banks	18.8
Semiconductors & Semiconductor Equipment	18.4
Technology Hardware & Equipment	7.5
Transportation	6.8
Pharmaceuticals, Biotechnology & Life Sciences	6.2
Capital Goods	5.9
Automobiles & Components	5.6
Financial Services	5.5
Food, Beverage & Tobacco	5.1
Energy	5.0
Materials	4.1
Utilities	3.9
Consumer Durables & Apparel	2.7
Telecommunication Services	1.5
Real Estate Management & Development	1.3
Other (each less than 1%)	1.7
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Emerging Markets ex-China Fund

Class VI (GMAQX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO Emerging Markets ex-China Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$38	0.68%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$76,572,507
Number of Portfolio Holdings	208
Portfolio Turnover Rate	39%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 42%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

Taiwan	30.7
South Korea	16.9
India	16.2
Indonesia	8.6
Thailand	6.3
Brazil	5.9
Hungary	4.9
United Arab Emirates	3.4
Mexico	3.1
Saudi Arabia	2.0
Other (each less than 1%)	2.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Banks	18.8
Semiconductors & Semiconductor Equipment	18.4
Technology Hardware & Equipment	7.5
Transportation	6.8
Pharmaceuticals, Biotechnology & Life Sciences	6.2
Capital Goods	5.9
Automobiles & Components	5.6
Financial Services	5.5
Food, Beverage & Tobacco	5.1
Energy	5.0
Materials	4.1
Utilities	3.9
Consumer Durables & Apparel	2.7
Telecommunication Services	1.5
Real Estate Management & Development	1.3
Other (each less than 1%)	1.7
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Emerging Markets Fund

Class II (GMEMX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO Emerging Markets Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$58	1.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$447,784,353
Number of Portfolio Holdings	213
Portfolio Turnover Rate	41%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 52%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

China	26.3
Taiwan	22.3
South Korea	12.9
India	9.1
Indonesia	7.1
Thailand	6.2
Brazil	4.7
Hungary	4.3
United Arab Emirates	2.7
Mexico	2.4
Other (each less than 1%)	2.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Banks	15.9
Semiconductors & Semiconductor Equipment	12.8
Pharmaceuticals, Biotechnology & Life Sciences	7.7
Transportation	7.0
Capital Goods	7.0
Media & Entertainment	6.6
Automobiles & Components	5.9
Technology Hardware & Equipment	5.5
Consumer Discretionary Distribution & Retail	4.9
Materials	4.6
Food, Beverage & Tobacco	4.5
Financial Services	3.9
Utilities	3.6
Energy	3.1
Consumer Durables & Apparel	2.4
Insurance	1.6
Real Estate Management & Development	1.4
Telecommunication Services	1.2
Other (each less than 1%)	0.4
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Emerging Markets Fund

Class III (GMOEX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO Emerging Markets Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$55	0.98%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$447,784,353
Number of Portfolio Holdings	213
Portfolio Turnover Rate	41%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 52%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

China	26.3
Taiwan	22.3
South Korea	12.9
India	9.1
Indonesia	7.1
Thailand	6.2
Brazil	4.7
Hungary	4.3
United Arab Emirates	2.7
Mexico	2.4
Other (each less than 1%)	2.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Banks	15.9
Semiconductors & Semiconductor Equipment	12.8
Pharmaceuticals, Biotechnology & Life Sciences	7.7
Transportation	7.0
Capital Goods	7.0
Media & Entertainment	6.6
Automobiles & Components	5.9
Technology Hardware & Equipment	5.5
Consumer Discretionary Distribution & Retail	4.9
Materials	4.6
Food, Beverage & Tobacco	4.5
Financial Services	3.9
Utilities	3.6
Energy	3.1
Consumer Durables & Apparel	2.4
Insurance	1.6
Real Estate Management & Development	1.4
Telecommunication Services	1.2
Other (each less than 1%)	0.4
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Emerging Markets Fund

Class VI (GEMMX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO Emerging Markets Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$48	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$447,784,353
Number of Portfolio Holdings	213
Portfolio Turnover Rate	41%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 52%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

China	26.3
Taiwan	22.3
South Korea	12.9
India	9.1
Indonesia	7.1
Thailand	6.2
Brazil	4.7
Hungary	4.3
United Arab Emirates	2.7
Mexico	2.4
Other (each less than 1%)	2.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Banks	15.9
Semiconductors & Semiconductor Equipment	12.8
Pharmaceuticals, Biotechnology & Life Sciences	7.7
Transportation	7.0
Capital Goods	7.0
Media & Entertainment	6.6
Automobiles & Components	5.9
Technology Hardware & Equipment	5.5
Consumer Discretionary Distribution & Retail	4.9
Materials	4.6
Food, Beverage & Tobacco	4.5
Financial Services	3.9
Utilities	3.6
Energy	3.1
Consumer Durables & Apparel	2.4
Insurance	1.6
Real Estate Management & Development	1.4
Telecommunication Services	1.2
Other (each less than 1%)	0.4
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Emerging Markets Fund

Class R6 (GEMNX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO Emerging Markets Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$58	1.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$447,784,353
Number of Portfolio Holdings	213
Portfolio Turnover Rate	41%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 52%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

China	26.3
Taiwan	22.3
South Korea	12.9
India	9.1
Indonesia	7.1
Thailand	6.2
Brazil	4.7
Hungary	4.3
United Arab Emirates	2.7
Mexico	2.4
Other (each less than 1%)	2.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Banks	15.9
Semiconductors & Semiconductor Equipment	12.8
Pharmaceuticals, Biotechnology & Life Sciences	7.7
Transportation	7.0
Capital Goods	7.0
Media & Entertainment	6.6
Automobiles & Components	5.9
Technology Hardware & Equipment	5.5
Consumer Discretionary Distribution & Retail	4.9
Materials	4.6
Food, Beverage & Tobacco	4.5
Financial Services	3.9
Utilities	3.6
Energy	3.1
Consumer Durables & Apparel	2.4
Insurance	1.6
Real Estate Management & Development	1.4
Telecommunication Services	1.2
Other (each less than 1%)	0.4
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Emerging Markets Fund

Class I (GEMEX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO Emerging Markets Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$63	1.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$447,784,353
Number of Portfolio Holdings	213
Portfolio Turnover Rate	41%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 52%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

China	26.3
Taiwan	22.3
South Korea	12.9
India	9.1
Indonesia	7.1
Thailand	6.2
Brazil	4.7
Hungary	4.3
United Arab Emirates	2.7
Mexico	2.4
Other (each less than 1%)	2.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Banks	15.9
Semiconductors & Semiconductor Equipment	12.8
Pharmaceuticals, Biotechnology & Life Sciences	7.7
Transportation	7.0
Capital Goods	7.0
Media & Entertainment	6.6
Automobiles & Components	5.9
Technology Hardware & Equipment	5.5
Consumer Discretionary Distribution & Retail	4.9
Materials	4.6
Food, Beverage & Tobacco	4.5
Financial Services	3.9
Utilities	3.6
Energy	3.1
Consumer Durables & Apparel	2.4
Insurance	1.6
Real Estate Management & Development	1.4
Telecommunication Services	1.2
Other (each less than 1%)	0.4
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO International Equity Fund

Class III (GMOIX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO International Equity Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$38	0.68%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$960,701,594
Number of Portfolio Holdings	182
Portfolio Turnover Rate	31%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 43%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

Japan	22.3
United Kingdom	14.7
France	9.7
Germany	7.0
Netherlands	6.7
Italy	6.3
Switzerland	5.9
Spain	5.5
United States	5.4
Hong Kong	4.2
Singapore	3.4
Australia	3.1
Finland	2.1
Belgium	1.4
Norway	1.4
Other (each less than 1%)	0.9
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Capital Goods	16.7
Banks	10.5
Insurance	9.9
Financial Services	7.9
Food, Beverage & Tobacco	7.4
Pharmaceuticals, Biotechnology & Life Sciences	7.1
Telecommunication Services	6.9
Consumer Durables & Apparel	5.1
Software & Services	4.6
Consumer Discretionary Distribution & Retail	4.5
Technology Hardware & Equipment	4.1
Commercial & Professional Services	3.5
Consumer Staples Distribution & Retail	3.2
Media & Entertainment	2.4
Materials	2.2
Automobiles & Components	1.3
Other (each less than 1%)	2.7
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO International Equity Fund

Class IV (GMCFX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO International Equity Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$34	0.62%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$960,701,594
Number of Portfolio Holdings	182
Portfolio Turnover Rate	31%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 43%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

Japan	22.3
United Kingdom	14.7
France	9.7
Germany	7.0
Netherlands	6.7
Italy	6.3
Switzerland	5.9
Spain	5.5
United States	5.4
Hong Kong	4.2
Singapore	3.4
Australia	3.1
Finland	2.1
Belgium	1.4
Norway	1.4
Other (each less than 1%)	0.9
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Capital Goods	16.7
Banks	10.5
Insurance	9.9
Financial Services	7.9
Food, Beverage & Tobacco	7.4
Pharmaceuticals, Biotechnology & Life Sciences	7.1
Telecommunication Services	6.9
Consumer Durables & Apparel	5.1
Software & Services	4.6
Consumer Discretionary Distribution & Retail	4.5
Technology Hardware & Equipment	4.1
Commercial & Professional Services	3.5
Consumer Staples Distribution & Retail	3.2
Media & Entertainment	2.4
Materials	2.2
Automobiles & Components	1.3
Other (each less than 1%)	2.7
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO International Equity Fund

Class I (GMOUX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO International Equity Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.84%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$960,701,594
Number of Portfolio Holdings	182
Portfolio Turnover Rate	31%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 43%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

Japan	22.3
United Kingdom	14.7
France	9.7
Germany	7.0
Netherlands	6.7
Italy	6.3
Switzerland	5.9
Spain	5.5
United States	5.4
Hong Kong	4.2
Singapore	3.4
Australia	3.1
Finland	2.1
Belgium	1.4
Norway	1.4
Other (each less than 1%)	0.9
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Capital Goods	16.7
Banks	10.5
Insurance	9.9
Financial Services	7.9
Food, Beverage & Tobacco	7.4
Pharmaceuticals, Biotechnology & Life Sciences	7.1
Telecommunication Services	6.9
Consumer Durables & Apparel	5.1
Software & Services	4.6
Consumer Discretionary Distribution & Retail	4.5
Technology Hardware & Equipment	4.1
Commercial & Professional Services	3.5
Consumer Staples Distribution & Retail	3.2
Media & Entertainment	2.4
Materials	2.2
Automobiles & Components	1.3
Other (each less than 1%)	2.7
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO International Opportunistic Value Fund

Class III (GTMIX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO International Opportunistic Value Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$38	0.69%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$297,001,652
Number of Portfolio Holdings	176
Portfolio Turnover Rate	28%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 42%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

Japan	21.5
Canada	14.2
France	10.3
United Kingdom	9.4
Switzerland	7.6
Germany	7.1
Australia	5.6
Spain	5.2
Netherlands	3.5
Sweden	3.2
Norway	2.5
Hong Kong	2.3
Italy	2.0
Austria	1.1
Belgium	1.0
Singapore	1.0
Other (each less than 1%)	2.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Banks	24.3
Pharmaceuticals, Biotechnology & Life Sciences	11.1
Energy	9.6
Capital Goods	9.3
Materials	8.9
Automobiles & Components	8.7
Insurance	5.6
Telecommunication Services	3.6
Financial Services	3.4
Transportation	3.0
Food, Beverage & Tobacco	3.0
Real Estate Management & Development	2.3
Consumer Durables & Apparel	1.9
Consumer Staples Distribution & Retail	1.6
Other (each less than 1%)	3.7
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO International Opportunistic Value Fund

Class IV (GMAZX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO International Opportunistic Value Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$35	0.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$297,001,652
Number of Portfolio Holdings	176
Portfolio Turnover Rate	28%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 42%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

Japan	21.5
Canada	14.2
France	10.3
United Kingdom	9.4
Switzerland	7.6
Germany	7.1
Australia	5.6
Spain	5.2
Netherlands	3.5
Sweden	3.2
Norway	2.5
Hong Kong	2.3
Italy	2.0
Austria	1.1
Belgium	1.0
Singapore	1.0
Other (each less than 1%)	2.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Banks	24.3
Pharmaceuticals, Biotechnology & Life Sciences	11.1
Energy	9.6
Capital Goods	9.3
Materials	8.9
Automobiles & Components	8.7
Insurance	5.6
Telecommunication Services	3.6
Financial Services	3.4
Transportation	3.0
Food, Beverage & Tobacco	3.0
Real Estate Management & Development	2.3
Consumer Durables & Apparel	1.9
Consumer Staples Distribution & Retail	1.6
Other (each less than 1%)	3.7
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO International Opportunistic Value Fund

Class R6 (GMBCX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO International Opportunistic Value Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$38	0.69%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$297,001,652
Number of Portfolio Holdings	176
Portfolio Turnover Rate	28%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 42%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

Japan	21.5
Canada	14.2
France	10.3
United Kingdom	9.4
Switzerland	7.6
Germany	7.1
Australia	5.6
Spain	5.2
Netherlands	3.5
Sweden	3.2
Norway	2.5
Hong Kong	2.3
Italy	2.0
Austria	1.1
Belgium	1.0
Singapore	1.0
Other (each less than 1%)	2.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Banks	24.3
Pharmaceuticals, Biotechnology & Life Sciences	11.1
Energy	9.6
Capital Goods	9.3
Materials	8.9
Automobiles & Components	8.7
Insurance	5.6
Telecommunication Services	3.6
Financial Services	3.4
Transportation	3.0
Food, Beverage & Tobacco	3.0
Real Estate Management & Development	2.3
Consumer Durables & Apparel	1.9
Consumer Staples Distribution & Retail	1.6
Other (each less than 1%)	3.7
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO International Opportunistic Value Fund

Class I (IOVFX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO International Opportunistic Value Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.77%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$297,001,652
Number of Portfolio Holdings	176
Portfolio Turnover Rate	28%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 42%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

Japan	21.5
Canada	14.2
France	10.3
United Kingdom	9.4
Switzerland	7.6
Germany	7.1
Australia	5.6
Spain	5.2
Netherlands	3.5
Sweden	3.2
Norway	2.5
Hong Kong	2.3
Italy	2.0
Austria	1.1
Belgium	1.0
Singapore	1.0
Other (each less than 1%)	2.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Banks	24.3
Pharmaceuticals, Biotechnology & Life Sciences	11.1
Energy	9.6
Capital Goods	9.3
Materials	8.9
Automobiles & Components	8.7
Insurance	5.6
Telecommunication Services	3.6
Financial Services	3.4
Transportation	3.0
Food, Beverage & Tobacco	3.0
Real Estate Management & Development	2.3
Consumer Durables & Apparel	1.9
Consumer Staples Distribution & Retail	1.6
Other (each less than 1%)	3.7
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO-Usonian Japan Value Creation Fund

Class III (GMAKX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO-Usonian Japan Value Creation Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$40	0.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$185,015,139
Number of Portfolio Holdings	38
Portfolio Turnover Rate	10%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 18%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Capital Goods	27.2
Technology Hardware & Equipment	9.7
Food, Beverage & Tobacco	8.0
Consumer Durables & Apparel	8.0
Banks	8.0
Health Care Equipment & Services	7.7
Materials	6.9
Automobiles & Components	5.8
Financial Services	5.7
Transportation	3.5
Semiconductors & Semiconductor Equipment	3.3
Insurance	2.8
Software & Services	2.3
Real Estate Management & Development	1.1
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO-Usonian Japan Value Creation Fund

Class VI (GMAHX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO-Usonian Japan Value Creation Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$34	0.61%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$185,015,139
Number of Portfolio Holdings	38
Portfolio Turnover Rate	10%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 18%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Capital Goods	27.2
Technology Hardware & Equipment	9.7
Food, Beverage & Tobacco	8.0
Consumer Durables & Apparel	8.0
Banks	8.0
Health Care Equipment & Services	7.7
Materials	6.9
Automobiles & Components	5.8
Financial Services	5.7
Transportation	3.5
Semiconductors & Semiconductor Equipment	3.3
Insurance	2.8
Software & Services	2.3
Real Estate Management & Development	1.1
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO-Usonian Japan Value Creation Fund

Class I (GMIIX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO-Usonian Japan Value Creation Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.83%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$185,015,139
Number of Portfolio Holdings	38
Portfolio Turnover Rate	10%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 18%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Capital Goods	27.2
Technology Hardware & Equipment	9.7
Food, Beverage & Tobacco	8.0
Consumer Durables & Apparel	8.0
Banks	8.0
Health Care Equipment & Services	7.7
Materials	6.9
Automobiles & Components	5.8
Financial Services	5.7
Transportation	3.5
Semiconductors & Semiconductor Equipment	3.3
Insurance	2.8
Software & Services	2.3
Real Estate Management & Development	1.1
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Quality Fund

Class III (GQETX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO Quality Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$26	0.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$10,995,177,219
Number of Portfolio Holdings	47
Portfolio Turnover Rate	12%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 20%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

United States	77.2
United Kingdom	7.7
France	4.3
Taiwan	3.7
Germany	2.9
Switzerland	1.5
Netherlands	1.2
Other (each less than 1%)	1.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Software & Services	19.4
Semiconductors & Semiconductor Equipment	13.8
Pharmaceuticals, Biotechnology & Life Sciences	12.0
Health Care Equipment & Services	11.9
Media & Entertainment	9.0
Food, Beverage & Tobacco	6.1
Consumer Services	4.6
Banks	4.4
Technology Hardware & Equipment	4.1
Consumer Discretionary Distribution & Retail	3.8
Financial Services	3.3
Capital Goods	2.5
Household & Personal Products	2.2
Transportation	1.5
Consumer Durables & Apparel	1.4
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Quality Fund

Class IV (GQEFX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO Quality Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$24	0.46%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$10,995,177,219
Number of Portfolio Holdings	47
Portfolio Turnover Rate	12%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 20%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

United States	77.2
United Kingdom	7.7
France	4.3
Taiwan	3.7
Germany	2.9
Switzerland	1.5
Netherlands	1.2
Other (each less than 1%)	1.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Software & Services	19.4
Semiconductors & Semiconductor Equipment	13.8
Pharmaceuticals, Biotechnology & Life Sciences	12.0
Health Care Equipment & Services	11.9
Media & Entertainment	9.0
Food, Beverage & Tobacco	6.1
Consumer Services	4.6
Banks	4.4
Technology Hardware & Equipment	4.1
Consumer Discretionary Distribution & Retail	3.8
Financial Services	3.3
Capital Goods	2.5
Household & Personal Products	2.2
Transportation	1.5
Consumer Durables & Apparel	1.4
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Quality Fund

Class VI (GQLOX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO Quality Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$21	0.41%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$10,995,177,219
Number of Portfolio Holdings	47
Portfolio Turnover Rate	12%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 20%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

United States	77.2
United Kingdom	7.7
France	4.3
Taiwan	3.7
Germany	2.9
Switzerland	1.5
Netherlands	1.2
Other (each less than 1%)	1.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Software & Services	19.4
Semiconductors & Semiconductor Equipment	13.8
Pharmaceuticals, Biotechnology & Life Sciences	12.0
Health Care Equipment & Services	11.9
Media & Entertainment	9.0
Food, Beverage & Tobacco	6.1
Consumer Services	4.6
Banks	4.4
Technology Hardware & Equipment	4.1
Consumer Discretionary Distribution & Retail	3.8
Financial Services	3.3
Capital Goods	2.5
Household & Personal Products	2.2
Transportation	1.5
Consumer Durables & Apparel	1.4
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Quality Fund

Class R6 (GQESX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO Quality Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$26	0.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$10,995,177,219
Number of Portfolio Holdings	47
Portfolio Turnover Rate	12%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 20%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

United States	77.2
United Kingdom	7.7
France	4.3
Taiwan	3.7
Germany	2.9
Switzerland	1.5
Netherlands	1.2
Other (each less than 1%)	1.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Software & Services	19.4
Semiconductors & Semiconductor Equipment	13.8
Pharmaceuticals, Biotechnology & Life Sciences	12.0
Health Care Equipment & Services	11.9
Media & Entertainment	9.0
Food, Beverage & Tobacco	6.1
Consumer Services	4.6
Banks	4.4
Technology Hardware & Equipment	4.1
Consumer Discretionary Distribution & Retail	3.8
Financial Services	3.3
Capital Goods	2.5
Household & Personal Products	2.2
Transportation	1.5
Consumer Durables & Apparel	1.4
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Quality Fund

Class I (GQLIX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO Quality Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.63%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$10,995,177,219
Number of Portfolio Holdings	47
Portfolio Turnover Rate	12%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 20%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

United States	77.2
United Kingdom	7.7
France	4.3
Taiwan	3.7
Germany	2.9
Switzerland	1.5
Netherlands	1.2
Other (each less than 1%)	1.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Software & Services	19.4
Semiconductors & Semiconductor Equipment	13.8
Pharmaceuticals, Biotechnology & Life Sciences	12.0
Health Care Equipment & Services	11.9
Media & Entertainment	9.0
Food, Beverage & Tobacco	6.1
Consumer Services	4.6
Banks	4.4
Technology Hardware & Equipment	4.1
Consumer Discretionary Distribution & Retail	3.8
Financial Services	3.3
Capital Goods	2.5
Household & Personal Products	2.2
Transportation	1.5
Consumer Durables & Apparel	1.4
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Resource Transition Fund

Class VI (GMOYX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO Resource Transition Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$50	0.86%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$125,238,046
Number of Portfolio Holdings	56
Portfolio Turnover Rate	32%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 38%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

United States	44.8
United Kingdom	15.8
Brazil	10.7
Canada	7.9
Finland	4.9
Chile	3.9
Denmark	2.8
Norway	2.3
France	2.1
China	1.1
Other (each less than 1%)	3.7
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Energy	48.7
Industrial Metals	37.7
Agriculture	5.5
Water	4.5
Timber	3.6
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Resources Fund

Class III (GOFIX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO Resources Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$38	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$1,472,374,558
Number of Portfolio Holdings	99
Portfolio Turnover Rate	26%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 44%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

United States	40.9
United Kingdom	18.9
Brazil	10.1
Canada	6.0
Argentina	4.8
Finland	3.0
Portugal	3.0
Chile	2.4
Norway	2.4
Denmark	1.7
France	1.3
Other (each less than 1%)	5.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Energy	68.5
Industrial Metals	23.0
Agriculture	3.5
Water	2.8
Timber	2.2
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Resources Fund

Class IV (GOVIX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO Resources Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$35	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$1,472,374,558
Number of Portfolio Holdings	99
Portfolio Turnover Rate	26%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 44%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

United States	40.9
United Kingdom	18.9
Brazil	10.1
Canada	6.0
Argentina	4.8
Finland	3.0
Portugal	3.0
Chile	2.4
Norway	2.4
Denmark	1.7
France	1.3
Other (each less than 1%)	5.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Energy	68.5
Industrial Metals	23.0
Agriculture	3.5
Water	2.8
Timber	2.2
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Resources Fund

Class VI (GMOWX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO Resources Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$33	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$1,472,374,558
Number of Portfolio Holdings	99
Portfolio Turnover Rate	26%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 44%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

United States	40.9
United Kingdom	18.9
Brazil	10.1
Canada	6.0
Argentina	4.8
Finland	3.0
Portugal	3.0
Chile	2.4
Norway	2.4
Denmark	1.7
France	1.3
Other (each less than 1%)	5.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Energy	68.5
Industrial Metals	23.0
Agriculture	3.5
Water	2.8
Timber	2.2
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Resources Fund

Class R6 (GAAHX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO Resources Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$38	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$1,472,374,558
Number of Portfolio Holdings	99
Portfolio Turnover Rate	26%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 44%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

United States	40.9
United Kingdom	18.9
Brazil	10.1
Canada	6.0
Argentina	4.8
Finland	3.0
Portugal	3.0
Chile	2.4
Norway	2.4
Denmark	1.7
France	1.3
Other (each less than 1%)	5.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Energy	68.5
Industrial Metals	23.0
Agriculture	3.5
Water	2.8
Timber	2.2
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Resources Fund

Class I (GEACX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO Resources Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.83%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$1,472,374,558
Number of Portfolio Holdings	99
Portfolio Turnover Rate	26%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 44%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

United States	40.9
United Kingdom	18.9
Brazil	10.1
Canada	6.0
Argentina	4.8
Finland	3.0
Portugal	3.0
Chile	2.4
Norway	2.4
Denmark	1.7
France	1.3
Other (each less than 1%)	5.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Energy	68.5
Industrial Metals	23.0
Agriculture	3.5
Water	2.8
Timber	2.2
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Small Cap Quality Fund

Class III (GMAWX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO Small Cap Quality Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$39	0.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$604,200,418
Number of Portfolio Holdings	42
Portfolio Turnover Rate	44%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 52%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Capital Goods	20.5
Semiconductors & Semiconductor Equipment	10.3
Financial Services	9.9
Commercial & Professional Services	8.2
Materials	8.0
Health Care Equipment & Services	5.5
Technology Hardware & Equipment	5.2
Consumer Durables & Apparel	4.9
Media & Entertainment	4.5
Food, Beverage & Tobacco	4.3
Consumer Services	3.7
Consumer Staples Distribution & Retail	3.7
Software & Services	3.4
Consumer Discretionary Distribution & Retail	3.3
Pharmaceuticals, Biotechnology & Life Sciences	2.3
Energy	1.4
Other (each less than 1%)	0.9
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Small Cap Quality Fund

Class IV (GMSQX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO Small Cap Quality Fund for the period of March 31, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Class IV	$31	0.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	For the period March 31, 2025 (commencement of operations) through August 31, 2025. The costs would have been higher had the Class operated the full six-month period.

Key Fund Statistics

Total Net Assets	$604,200,418
Number of Portfolio Holdings	42
Portfolio Turnover Rate	44%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 52%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Capital Goods	20.5
Semiconductors & Semiconductor Equipment	10.3
Financial Services	9.9
Commercial & Professional Services	8.2
Materials	8.0
Health Care Equipment & Services	5.5
Technology Hardware & Equipment	5.2
Consumer Durables & Apparel	4.9
Media & Entertainment	4.5
Food, Beverage & Tobacco	4.3
Consumer Services	3.7
Consumer Staples Distribution & Retail	3.7
Software & Services	3.4
Consumer Discretionary Distribution & Retail	3.3
Pharmaceuticals, Biotechnology & Life Sciences	2.3
Energy	1.4
Other (each less than 1%)	0.9
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Small Cap Quality Fund

Class VI (GSBGX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO Small Cap Quality Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$34	0.66%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$604,200,418
Number of Portfolio Holdings	42
Portfolio Turnover Rate	44%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 52%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Capital Goods	20.5
Semiconductors & Semiconductor Equipment	10.3
Financial Services	9.9
Commercial & Professional Services	8.2
Materials	8.0
Health Care Equipment & Services	5.5
Technology Hardware & Equipment	5.2
Consumer Durables & Apparel	4.9
Media & Entertainment	4.5
Food, Beverage & Tobacco	4.3
Consumer Services	3.7
Consumer Staples Distribution & Retail	3.7
Software & Services	3.4
Consumer Discretionary Distribution & Retail	3.3
Pharmaceuticals, Biotechnology & Life Sciences	2.3
Energy	1.4
Other (each less than 1%)	0.9
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Small Cap Quality Fund

Class R6 (GMBVX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO Small Cap Quality Fund for the period of April 29, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Class R6	$27	0.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	For the period April 29, 2025 (commencement of operations) through August 31, 2025. The costs would have been higher had the Class operated the full six-month period.

Key Fund Statistics

Total Net Assets	$604,200,418
Number of Portfolio Holdings	42
Portfolio Turnover Rate	44%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 52%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Capital Goods	20.5
Semiconductors & Semiconductor Equipment	10.3
Financial Services	9.9
Commercial & Professional Services	8.2
Materials	8.0
Health Care Equipment & Services	5.5
Technology Hardware & Equipment	5.2
Consumer Durables & Apparel	4.9
Media & Entertainment	4.5
Food, Beverage & Tobacco	4.3
Consumer Services	3.7
Consumer Staples Distribution & Retail	3.7
Software & Services	3.4
Consumer Discretionary Distribution & Retail	3.3
Pharmaceuticals, Biotechnology & Life Sciences	2.3
Energy	1.4
Other (each less than 1%)	0.9
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Small Cap Quality Fund

Class I (GMAYX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO Small Cap Quality Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$604,200,418
Number of Portfolio Holdings	42
Portfolio Turnover Rate	44%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 52%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Capital Goods	20.5
Semiconductors & Semiconductor Equipment	10.3
Financial Services	9.9
Commercial & Professional Services	8.2
Materials	8.0
Health Care Equipment & Services	5.5
Technology Hardware & Equipment	5.2
Consumer Durables & Apparel	4.9
Media & Entertainment	4.5
Food, Beverage & Tobacco	4.3
Consumer Services	3.7
Consumer Staples Distribution & Retail	3.7
Software & Services	3.4
Consumer Discretionary Distribution & Retail	3.3
Pharmaceuticals, Biotechnology & Life Sciences	2.3
Energy	1.4
Other (each less than 1%)	0.9
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO U.S. Equity Fund

Class III (GMUEX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO U.S. Equity Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$26	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$194,500,055
Number of Portfolio Holdings	155
Portfolio Turnover Rate	47%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 50%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Semiconductors & Semiconductor Equipment	12.8
Financial Services	12.5
Software & Services	10.3
Media & Entertainment	10.1
Technology Hardware & Equipment	8.5
Consumer Discretionary Distribution & Retail	6.6
Capital Goods	5.5
Pharmaceuticals, Biotechnology & Life Sciences	5.1
Banks	4.0
Food, Beverage & Tobacco	3.9
Automobiles & Components	3.7
Consumer Services	3.3
Commercial & Professional Services	2.6
Consumer Durables & Apparel	2.2
Telecommunication Services	2.2
Consumer Staples Distribution & Retail	1.8
Transportation	1.5
Insurance	1.1
Utilities	1.0
Other (each less than 1%)	1.3
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO U.S. Equity Fund

Class VI (GMCQX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO U.S. Equity Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$21	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$194,500,055
Number of Portfolio Holdings	155
Portfolio Turnover Rate	47%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 50%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Semiconductors & Semiconductor Equipment	12.8
Financial Services	12.5
Software & Services	10.3
Media & Entertainment	10.1
Technology Hardware & Equipment	8.5
Consumer Discretionary Distribution & Retail	6.6
Capital Goods	5.5
Pharmaceuticals, Biotechnology & Life Sciences	5.1
Banks	4.0
Food, Beverage & Tobacco	3.9
Automobiles & Components	3.7
Consumer Services	3.3
Commercial & Professional Services	2.6
Consumer Durables & Apparel	2.2
Telecommunication Services	2.2
Consumer Staples Distribution & Retail	1.8
Transportation	1.5
Insurance	1.1
Utilities	1.0
Other (each less than 1%)	1.3
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO U.S. Opportunistic Value Fund

Class III (PPADX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO U.S. Opportunistic Value Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$25	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$317,638,225
Number of Portfolio Holdings	167
Portfolio Turnover Rate	36%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 38%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Financial Services	12.0
Pharmaceuticals, Biotechnology & Life Sciences	12.0
Banks	9.5
Media & Entertainment	8.4
Energy	7.9
Health Care Equipment & Services	6.1
Technology Hardware & Equipment	4.7
Insurance	4.7
Consumer Durables & Apparel	3.9
Semiconductors & Semiconductor Equipment	3.7
Automobiles & Components	3.2
Capital Goods	3.2
Food, Beverage & Tobacco	3.1
Telecommunication Services	3.0
Consumer Discretionary Distribution & Retail	2.9
Equity Real Estate Investment Trusts (REITs)	2.1
Consumer Staples Distribution & Retail	2.0
Materials	1.9
Transportation	1.7
Software & Services	1.2
Real Estate Management & Development	1.0
Other (each less than 1%)	1.8
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO U.S. Opportunistic Value Fund

Class IV (GUSOX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO U.S. Opportunistic Value Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$23	0.44%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$317,638,225
Number of Portfolio Holdings	167
Portfolio Turnover Rate	36%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 38%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Financial Services	12.0
Pharmaceuticals, Biotechnology & Life Sciences	12.0
Banks	9.5
Media & Entertainment	8.4
Energy	7.9
Health Care Equipment & Services	6.1
Technology Hardware & Equipment	4.7
Insurance	4.7
Consumer Durables & Apparel	3.9
Semiconductors & Semiconductor Equipment	3.7
Automobiles & Components	3.2
Capital Goods	3.2
Food, Beverage & Tobacco	3.1
Telecommunication Services	3.0
Consumer Discretionary Distribution & Retail	2.9
Equity Real Estate Investment Trusts (REITs)	2.1
Consumer Staples Distribution & Retail	2.0
Materials	1.9
Transportation	1.7
Software & Services	1.2
Real Estate Management & Development	1.0
Other (each less than 1%)	1.8
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO U.S. Opportunistic Value Fund

Class VI (UUOAX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO U.S. Opportunistic Value Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$21	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$317,638,225
Number of Portfolio Holdings	167
Portfolio Turnover Rate	36%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 38%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Financial Services	12.0
Pharmaceuticals, Biotechnology & Life Sciences	12.0
Banks	9.5
Media & Entertainment	8.4
Energy	7.9
Health Care Equipment & Services	6.1
Technology Hardware & Equipment	4.7
Insurance	4.7
Consumer Durables & Apparel	3.9
Semiconductors & Semiconductor Equipment	3.7
Automobiles & Components	3.2
Capital Goods	3.2
Food, Beverage & Tobacco	3.1
Telecommunication Services	3.0
Consumer Discretionary Distribution & Retail	2.9
Equity Real Estate Investment Trusts (REITs)	2.1
Consumer Staples Distribution & Retail	2.0
Materials	1.9
Transportation	1.7
Software & Services	1.2
Real Estate Management & Development	1.0
Other (each less than 1%)	1.8
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO U.S. Opportunistic Value Fund

Class R6 (PPAJX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO U.S. Opportunistic Value Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$25	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$317,638,225
Number of Portfolio Holdings	167
Portfolio Turnover Rate	36%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 38%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Financial Services	12.0
Pharmaceuticals, Biotechnology & Life Sciences	12.0
Banks	9.5
Media & Entertainment	8.4
Energy	7.9
Health Care Equipment & Services	6.1
Technology Hardware & Equipment	4.7
Insurance	4.7
Consumer Durables & Apparel	3.9
Semiconductors & Semiconductor Equipment	3.7
Automobiles & Components	3.2
Capital Goods	3.2
Food, Beverage & Tobacco	3.1
Telecommunication Services	3.0
Consumer Discretionary Distribution & Retail	2.9
Equity Real Estate Investment Trusts (REITs)	2.1
Consumer Staples Distribution & Retail	2.0
Materials	1.9
Transportation	1.7
Software & Services	1.2
Real Estate Management & Development	1.0
Other (each less than 1%)	1.8
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO U.S. Opportunistic Value Fund

Class I (PPAEX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO U.S. Opportunistic Value Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$317,638,225
Number of Portfolio Holdings	167
Portfolio Turnover Rate	36%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 38%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Financial Services	12.0
Pharmaceuticals, Biotechnology & Life Sciences	12.0
Banks	9.5
Media & Entertainment	8.4
Energy	7.9
Health Care Equipment & Services	6.1
Technology Hardware & Equipment	4.7
Insurance	4.7
Consumer Durables & Apparel	3.9
Semiconductors & Semiconductor Equipment	3.7
Automobiles & Components	3.2
Capital Goods	3.2
Food, Beverage & Tobacco	3.1
Telecommunication Services	3.0
Consumer Discretionary Distribution & Retail	2.9
Equity Real Estate Investment Trusts (REITs)	2.1
Consumer Staples Distribution & Retail	2.0
Materials	1.9
Transportation	1.7
Software & Services	1.2
Real Estate Management & Development	1.0
Other (each less than 1%)	1.8
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO U.S. Small Cap Value Fund

Class VI (GCAVX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO U.S. Small Cap Value Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$25	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$39,211,943
Number of Portfolio Holdings	260
Portfolio Turnover Rate	38%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 40%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Financial Services	12.7
Capital Goods	11.7
Banks	8.4
Commercial & Professional Services	7.5
Consumer Durables & Apparel	6.7
Automobiles & Components	6.0
Insurance	5.5
Equity Real Estate Investment Trusts (REITs)	4.5
Consumer Services	4.4
Technology Hardware & Equipment	4.4
Media & Entertainment	3.8
Food, Beverage & Tobacco	3.8
Semiconductors & Semiconductor Equipment	3.7
Consumer Discretionary Distribution & Retail	3.3
Materials	2.5
Consumer Staples Distribution & Retail	1.8
Health Care Equipment & Services	1.7
Utilities	1.5
Transportation	1.3
Real Estate Management & Development	1.2
Pharmaceuticals, Biotechnology & Life Sciences	1.0
Other (each less than 1%)	2.6
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Asset Allocation Bond Fund

Class VI (GABFX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO Asset Allocation Bond Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$19	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$37,100,810
Number of Portfolio Holdings	11
Portfolio Turnover Rate	91%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Short-Term Investments	75.6
Debt Obligations	25.0
Futures Contracts	0.9
Swap Contracts	0.6
Other	(2.1)

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Emerging Country Debt Fund

Class III (GMCDX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO Emerging Country Debt Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$34	0.64%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized.
Footnote[2]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.10%.

Key Fund Statistics

Total Net Assets	$2,417,295,727
Number of Portfolio Holdings	339
Portfolio Turnover Rate	17%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Debt Obligations	93.5
Short-Term Investments	3.5
Rights/Warrants	1.4
Loan Assignments	1.0
Investment Funds	0.6
Swap Contracts	0.4
Loan Participations	0.1
Forward Currency Contracts	0.0
Securities Sold Short	(0.9)
Reverse Repurchase Agreements	(2.9)
Other	3.3

Country/Region SummaryFootnote Reference*

% of Investments

Mexico	7.0
Colombia	5.4
Turkey	4.7
Argentina	4.1
Venezuela	4.0
Romania	3.8
Poland	3.5
Ecuador	3.2
Other (each between (3)% and 3%)	64.3
Footnote	Description
Footnote*	Excludes short-term investments and currency linked derivatives such as forward currency contracts and currency options, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Emerging Country Debt Fund

Class IV (GMDFX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO Emerging Country Debt Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$31	0.59%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized.
Footnote[2]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.10%.

Key Fund Statistics

Total Net Assets	$2,417,295,727
Number of Portfolio Holdings	339
Portfolio Turnover Rate	17%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Debt Obligations	93.5
Short-Term Investments	3.5
Rights/Warrants	1.4
Loan Assignments	1.0
Investment Funds	0.6
Swap Contracts	0.4
Loan Participations	0.1
Forward Currency Contracts	0.0
Securities Sold Short	(0.9)
Reverse Repurchase Agreements	(2.9)
Other	3.3

Country/Region SummaryFootnote Reference*

% of Investments

Mexico	7.0
Colombia	5.4
Turkey	4.7
Argentina	4.1
Venezuela	4.0
Romania	3.8
Poland	3.5
Ecuador	3.2
Other (each between (3)% and 3%)	64.3
Footnote	Description
Footnote*	Excludes short-term investments and currency linked derivatives such as forward currency contracts and currency options, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Emerging Country Debt Fund

Class VI (GMOQX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO Emerging Country Debt Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$29	0.55%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized.
Footnote[2]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.10%.

Key Fund Statistics

Total Net Assets	$2,417,295,727
Number of Portfolio Holdings	339
Portfolio Turnover Rate	17%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Debt Obligations	93.5
Short-Term Investments	3.5
Rights/Warrants	1.4
Loan Assignments	1.0
Investment Funds	0.6
Swap Contracts	0.4
Loan Participations	0.1
Forward Currency Contracts	0.0
Securities Sold Short	(0.9)
Reverse Repurchase Agreements	(2.9)
Other	3.3

Country/Region SummaryFootnote Reference*

% of Investments

Mexico	7.0
Colombia	5.4
Turkey	4.7
Argentina	4.1
Venezuela	4.0
Romania	3.8
Poland	3.5
Ecuador	3.2
Other (each between (3)% and 3%)	64.3
Footnote	Description
Footnote*	Excludes short-term investments and currency linked derivatives such as forward currency contracts and currency options, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO High Yield Fund

Class VI (GHVIX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO High Yield Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$19	0.37%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$141,246,871
Number of Portfolio Holdings	107
Portfolio Turnover Rate	100%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Debt Obligations	72.7
Short-Term Investments	25.5
Swap Contracts	1.5
Forward Currency Contracts	0.3
Futures Contracts	0.1
Written Options	(0.1)
Other	0.0

Industry Group SummaryFootnote Reference*

% of Investments

Consumer Cyclical	20.6
Communications	12.5
Consumer Non-Cyclical	11.6
Capital Goods	11.3
Energy	9.8
Technology	7.9
Basic Industry	6.7
Electric	4.3
Finance Companies	3.7
Insurance	2.8
REITS	2.5
Transportation	1.5
Other Financial	1.5
Other Industrial	1.3
Brokerage/Asset Managers/Exchanges	1.0
Cash/Cash Equivalents	0.6
Government Owned No Guarantee	0.3
Banking	0.1
Footnote	Description
Footnote*	Excludes short-term investments and currency linked derivatives such as forward currency contracts and currency options, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO High Yield Fund

Class I (GMOZX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO High Yield Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$141,246,871
Number of Portfolio Holdings	107
Portfolio Turnover Rate	100%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Debt Obligations	72.7
Short-Term Investments	25.5
Swap Contracts	1.5
Forward Currency Contracts	0.3
Futures Contracts	0.1
Written Options	(0.1)
Other	0.0

Industry Group SummaryFootnote Reference*

% of Investments

Consumer Cyclical	20.6
Communications	12.5
Consumer Non-Cyclical	11.6
Capital Goods	11.3
Energy	9.8
Technology	7.9
Basic Industry	6.7
Electric	4.3
Finance Companies	3.7
Insurance	2.8
REITS	2.5
Transportation	1.5
Other Financial	1.5
Other Industrial	1.3
Brokerage/Asset Managers/Exchanges	1.0
Cash/Cash Equivalents	0.6
Government Owned No Guarantee	0.3
Banking	0.1
Footnote	Description
Footnote*	Excludes short-term investments and currency linked derivatives such as forward currency contracts and currency options, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Multi-Sector Fixed Income Fund

Class III (GUGAX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO Multi-Sector Fixed Income Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$83,753,938
Number of Portfolio Holdings	357
Portfolio Turnover Rate	260%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Debt Obligations	63.8
Short-Term Investments	32.9
GMO Fixed Income Funds	22.7
Futures Contracts	0.1
Forward Currency Contracts	0.1
Swap Contracts	(0.0)
Other	(19.6)

Country/Region SummaryFootnote Reference*

% of Investments

United States	97.0
United Kingdom	1.0
Other (each between (1)% and 1%)	2.0
Footnote	Description
Footnote*	Excludes short-term investments and currency linked derivatives such as forward currency contracts and currency options, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Multi-Sector Fixed Income Fund

Class IV (GPBFX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO Multi-Sector Fixed Income Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$15	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$83,753,938
Number of Portfolio Holdings	357
Portfolio Turnover Rate	260%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Debt Obligations	63.8
Short-Term Investments	32.9
GMO Fixed Income Funds	22.7
Futures Contracts	0.1
Forward Currency Contracts	0.1
Swap Contracts	(0.0)
Other	(19.6)

Country/Region SummaryFootnote Reference*

% of Investments

United States	97.0
United Kingdom	1.0
Other (each between (1)% and 1%)	2.0
Footnote	Description
Footnote*	Excludes short-term investments and currency linked derivatives such as forward currency contracts and currency options, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Opportunistic Income Fund

Class III (GMOHX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO Opportunistic Income Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$30	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$1,285,895,836
Number of Portfolio Holdings	308
Portfolio Turnover Rate	139%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 138%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Debt Obligations	93.8
Short-Term Investments	9.8
Swap Contracts	1.1
Investment Funds	0.9
Futures Contracts	0.0
Purchased Options	0.0
Forward Currency Contracts	(0.0)
Written Options	(0.0)
Securities Sold Short	(2.3)
Other	(3.3)

Industry Group SummaryFootnote Reference*

% of Investments

Commercial Mortgage-Backed Securities	24.6
U.S. Government	17.6
Student Loans - Private	13.6
Residential Mortgage-Backed Securities - Other	9.9
Collateralized Loan Obligations	6.3
Small Balance Commercial Mortgages	5.3
U.S. Government Agency	4.9
Student Loans - Federal Family Education Loan Program	4.9
Residential Mortgage-Backed Securities - Alt-A	3.6
Residential Mortgage-Backed Securities - Prime	2.7
Auto Retail Subprime	2.2
Residential Mortgage-Backed Securities - Subprime	1.9
Credit Cards	1.2
Other (each less than 1%)	1.3
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Opportunistic Income Fund

Class VI (GMODX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO Opportunistic Income Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$25	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$1,285,895,836
Number of Portfolio Holdings	308
Portfolio Turnover Rate	139%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 138%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Debt Obligations	93.8
Short-Term Investments	9.8
Swap Contracts	1.1
Investment Funds	0.9
Futures Contracts	0.0
Purchased Options	0.0
Forward Currency Contracts	(0.0)
Written Options	(0.0)
Securities Sold Short	(2.3)
Other	(3.3)

Industry Group SummaryFootnote Reference*

% of Investments

Commercial Mortgage-Backed Securities	24.6
U.S. Government	17.6
Student Loans - Private	13.6
Residential Mortgage-Backed Securities - Other	9.9
Collateralized Loan Obligations	6.3
Small Balance Commercial Mortgages	5.3
U.S. Government Agency	4.9
Student Loans - Federal Family Education Loan Program	4.9
Residential Mortgage-Backed Securities - Alt-A	3.6
Residential Mortgage-Backed Securities - Prime	2.7
Auto Retail Subprime	2.2
Residential Mortgage-Backed Securities - Subprime	1.9
Credit Cards	1.2
Other (each less than 1%)	1.3
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Opportunistic Income Fund

Class R6 (GAAAX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO Opportunistic Income Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$30	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$1,285,895,836
Number of Portfolio Holdings	308
Portfolio Turnover Rate	139%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 138%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Debt Obligations	93.8
Short-Term Investments	9.8
Swap Contracts	1.1
Investment Funds	0.9
Futures Contracts	0.0
Purchased Options	0.0
Forward Currency Contracts	(0.0)
Written Options	(0.0)
Securities Sold Short	(2.3)
Other	(3.3)

Industry Group SummaryFootnote Reference*

% of Investments

Commercial Mortgage-Backed Securities	24.6
U.S. Government	17.6
Student Loans - Private	13.6
Residential Mortgage-Backed Securities - Other	9.9
Collateralized Loan Obligations	6.3
Small Balance Commercial Mortgages	5.3
U.S. Government Agency	4.9
Student Loans - Federal Family Education Loan Program	4.9
Residential Mortgage-Backed Securities - Alt-A	3.6
Residential Mortgage-Backed Securities - Prime	2.7
Auto Retail Subprime	2.2
Residential Mortgage-Backed Securities - Subprime	1.9
Credit Cards	1.2
Other (each less than 1%)	1.3
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Opportunistic Income Fund

Class I (GMOLX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO Opportunistic Income Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$1,285,895,836
Number of Portfolio Holdings	308
Portfolio Turnover Rate	139%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 138%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Debt Obligations	93.8
Short-Term Investments	9.8
Swap Contracts	1.1
Investment Funds	0.9
Futures Contracts	0.0
Purchased Options	0.0
Forward Currency Contracts	(0.0)
Written Options	(0.0)
Securities Sold Short	(2.3)
Other	(3.3)

Industry Group SummaryFootnote Reference*

% of Investments

Commercial Mortgage-Backed Securities	24.6
U.S. Government	17.6
Student Loans - Private	13.6
Residential Mortgage-Backed Securities - Other	9.9
Collateralized Loan Obligations	6.3
Small Balance Commercial Mortgages	5.3
U.S. Government Agency	4.9
Student Loans - Federal Family Education Loan Program	4.9
Residential Mortgage-Backed Securities - Alt-A	3.6
Residential Mortgage-Backed Securities - Prime	2.7
Auto Retail Subprime	2.2
Residential Mortgage-Backed Securities - Subprime	1.9
Credit Cards	1.2
Other (each less than 1%)	1.3
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO U.S. Treasury Fund

Class VI (GUSTX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO U.S. Treasury Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$306,638,854
Number of Portfolio Holdings	18
Portfolio Turnover Rate	0%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Short-Term Investments	99.9
Other	0.1

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Alternative Allocation Fund

Class VI (GAAVX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO Alternative Allocation Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

GMO Alternative SPC Ltd. is a 100% owned subsidiary of GMO Alternative Allocation Fund. As such, the amounts presented for GMO Alternative Allocation Fund are consolidated with its subsidiary.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$158	3.06%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized.
Footnote[2]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 2.23%.

Key Fund Statistics

Total Net Assets	$706,048,629
Number of Portfolio Holdings	1,534
Portfolio Turnover Rate	391%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 376%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Common Stocks	133.1
Debt Obligations	35.4
Short-Term Investments	13.0
GMO Implementation FundsFootnote Reference*	3.6
Investment Funds	1.8
Preferred Stocks	0.5
Swap Contracts	0.3
Forward Currency Contracts	0.2
Purchased Options	0.2
Rights/Warrants	0.1
Futures Contracts	(0.9)
Written Options	(1.1)
Securities Sold Short	(83.4)
Other	(2.8)
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten HoldingsFootnote Reference**

% of Investments

U.S. Treasury Floating Rate Notes, 4.30%, due 04/30/27	8.7
U.S. Treasury Floating Rate Notes, 4.30%, due 07/31/27	5.4
Uniform Mortgage-Backed Security, TBA, 6.00%, due 09/01/54	4.0
GMO U.S. Treasury Fund, Class VI	2.0
Parkland Corp.	1.9
TXNM Energy, Inc.	1.9
Liberty Broadband Corp., Class C	1.7
Pacific Premier Bancorp, Inc.	1.6
MAG Silver Corp.	1.6
Chart Industries, Inc.	1.4
Footnote	Description
Footnote**	Excludes Short-Term Investments.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Alternative Allocation Fund

Class R6 (GAAKX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO Alternative Allocation Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

GMO Alternative SPC Ltd. is a 100% owned subsidiary of GMO Alternative Allocation Fund. As such, the amounts presented for GMO Alternative Allocation Fund are consolidated with its subsidiary.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$166	3.22%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized.
Footnote[2]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 2.23%.

Key Fund Statistics

Total Net Assets	$706,048,629
Number of Portfolio Holdings	1,534
Portfolio Turnover Rate	391%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 376%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Common Stocks	133.1
Debt Obligations	35.4
Short-Term Investments	13.0
GMO Implementation FundsFootnote Reference*	3.6
Investment Funds	1.8
Preferred Stocks	0.5
Swap Contracts	0.3
Forward Currency Contracts	0.2
Purchased Options	0.2
Rights/Warrants	0.1
Futures Contracts	(0.9)
Written Options	(1.1)
Securities Sold Short	(83.4)
Other	(2.8)
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten HoldingsFootnote Reference**

% of Investments

U.S. Treasury Floating Rate Notes, 4.30%, due 04/30/27	8.7
U.S. Treasury Floating Rate Notes, 4.30%, due 07/31/27	5.4
Uniform Mortgage-Backed Security, TBA, 6.00%, due 09/01/54	4.0
GMO U.S. Treasury Fund, Class VI	2.0
Parkland Corp.	1.9
TXNM Energy, Inc.	1.9
Liberty Broadband Corp., Class C	1.7
Pacific Premier Bancorp, Inc.	1.6
MAG Silver Corp.	1.6
Chart Industries, Inc.	1.4
Footnote	Description
Footnote**	Excludes Short-Term Investments.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Alternative Allocation Fund

Class I (GAAGX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO Alternative Allocation Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

GMO Alternative SPC Ltd. is a 100% owned subsidiary of GMO Alternative Allocation Fund. As such, the amounts presented for GMO Alternative Allocation Fund are consolidated with its subsidiary.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$172	3.34%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized.
Footnote[2]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 2.23%.

Key Fund Statistics

Total Net Assets	$706,048,629
Number of Portfolio Holdings	1,534
Portfolio Turnover Rate	391%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 376%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Common Stocks	133.1
Debt Obligations	35.4
Short-Term Investments	13.0
GMO Implementation FundsFootnote Reference*	3.6
Investment Funds	1.8
Preferred Stocks	0.5
Swap Contracts	0.3
Forward Currency Contracts	0.2
Purchased Options	0.2
Rights/Warrants	0.1
Futures Contracts	(0.9)
Written Options	(1.1)
Securities Sold Short	(83.4)
Other	(2.8)
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten HoldingsFootnote Reference**

% of Investments

U.S. Treasury Floating Rate Notes, 4.30%, due 04/30/27	8.7
U.S. Treasury Floating Rate Notes, 4.30%, due 07/31/27	5.4
Uniform Mortgage-Backed Security, TBA, 6.00%, due 09/01/54	4.0
GMO U.S. Treasury Fund, Class VI	2.0
Parkland Corp.	1.9
TXNM Energy, Inc.	1.9
Liberty Broadband Corp., Class C	1.7
Pacific Premier Bancorp, Inc.	1.6
MAG Silver Corp.	1.6
Chart Industries, Inc.	1.4
Footnote	Description
Footnote**	Excludes Short-Term Investments.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Benchmark-Free Allocation Fund

Class III (GBMFX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO Benchmark-Free Allocation Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$35Footnote Reference1	0.65%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Total Net Assets	$2,331,853,790
Number of Portfolio Holdings	7
Portfolio Turnover Rate	4%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

GMO Implementation FundsFootnote Reference*	80.8
GMO Alternative Funds	13.0
GMO Fixed Income Funds	5.1
GMO International Equity Funds	1.0
Short-Term Investments	0.2
Other	(0.1)
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top HoldingsFootnote Reference**

% of Investments

GMO Implementation Fund	80.9
GMO Alternative Allocation Fund, Class VI	13.0
GMO Emerging Country Debt Fund, Class VI	2.1
GMO Opportunistic Income Fund, Class VI	2.0
GMO High Yield Fund, Class VI	1.0
GMO Climate Change Fund, Class III	1.0
Footnote	Description
Footnote**	Excludes Short-Term Investments.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Benchmark-Free Allocation Fund

Class IV (GBMBX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO Benchmark-Free Allocation Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$32Footnote Reference1	0.60%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Total Net Assets	$2,331,853,790
Number of Portfolio Holdings	7
Portfolio Turnover Rate	4%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

GMO Implementation FundsFootnote Reference*	80.8
GMO Alternative Funds	13.0
GMO Fixed Income Funds	5.1
GMO International Equity Funds	1.0
Short-Term Investments	0.2
Other	(0.1)
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top HoldingsFootnote Reference**

% of Investments

GMO Implementation Fund	80.9
GMO Alternative Allocation Fund, Class VI	13.0
GMO Emerging Country Debt Fund, Class VI	2.1
GMO Opportunistic Income Fund, Class VI	2.0
GMO High Yield Fund, Class VI	1.0
GMO Climate Change Fund, Class III	1.0
Footnote	Description
Footnote**	Excludes Short-Term Investments.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Benchmark-Free Allocation Fund

Class R6 (GBMSX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO Benchmark-Free Allocation Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$35Footnote Reference1	0.65%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Total Net Assets	$2,331,853,790
Number of Portfolio Holdings	7
Portfolio Turnover Rate	4%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

GMO Implementation FundsFootnote Reference*	80.8
GMO Alternative Funds	13.0
GMO Fixed Income Funds	5.1
GMO International Equity Funds	1.0
Short-Term Investments	0.2
Other	(0.1)
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top HoldingsFootnote Reference**

% of Investments

GMO Implementation Fund	80.9
GMO Alternative Allocation Fund, Class VI	13.0
GMO Emerging Country Debt Fund, Class VI	2.1
GMO Opportunistic Income Fund, Class VI	2.0
GMO High Yield Fund, Class VI	1.0
GMO Climate Change Fund, Class III	1.0
Footnote	Description
Footnote**	Excludes Short-Term Investments.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Benchmark-Free Allocation Fund

Class I (GBMIX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO Benchmark-Free Allocation Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40Footnote Reference1	0.76%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Total Net Assets	$2,331,853,790
Number of Portfolio Holdings	7
Portfolio Turnover Rate	4%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

GMO Implementation FundsFootnote Reference*	80.8
GMO Alternative Funds	13.0
GMO Fixed Income Funds	5.1
GMO International Equity Funds	1.0
Short-Term Investments	0.2
Other	(0.1)
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top HoldingsFootnote Reference**

% of Investments

GMO Implementation Fund	80.9
GMO Alternative Allocation Fund, Class VI	13.0
GMO Emerging Country Debt Fund, Class VI	2.1
GMO Opportunistic Income Fund, Class VI	2.0
GMO High Yield Fund, Class VI	1.0
GMO Climate Change Fund, Class III	1.0
Footnote	Description
Footnote**	Excludes Short-Term Investments.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Benchmark-Free Fund

Class III (GBFFX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO Benchmark-Free Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$17Footnote Reference1	0.32%Footnote Reference1,Footnote Reference2,Footnote Reference3
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses may be material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.
Footnote[3]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.29%.

Key Fund Statistics

Total Net Assets	$1,213,189,001
Number of Portfolio Holdings	1,215
Portfolio Turnover Rate	60%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 67%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Common Stocks	58.8
Debt Obligations	18.4
GMO Alternative Funds	13.0
Short-Term Investments	12.8
GMO Fixed Income Funds	5.0
GMO International Equity Funds	4.0
Preferred Stocks	0.7
Futures Contracts	0.2
Rights/Warrants	0.0
GMO Implementation FundsFootnote Reference*	0.0
Swap Contracts	(0.0)
Securities Sold Short	(13.1)
Other	0.2
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten HoldingsFootnote Reference**

% of Investments

U.S. Treasury Floating Rate Notes, 4.30%, due 04/30/27	13.8
GMO Alternative Allocation Fund, Class VI	13.0
GMO Resources Fund, Class VI	2.9
U.S. Treasury Floating Rate Notes, 4.30%, due 07/31/27	2.5
GMO Emerging Country Debt Fund, Class VI	2.1
GMO Opportunistic Income Fund, Class VI	1.9
GMO Climate Change Fund, Class III	1.1
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/35	1.0
Taiwan Semiconductor Manufacturing Co. Ltd.	1.0
GMO High Yield Fund, Class VI	1.0
Footnote	Description
Footnote**	Excludes Short-Term Investments.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Global Asset Allocation Fund

Class III (GMWAX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO Global Asset Allocation Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$1Footnote Reference1	0.01%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Total Net Assets	$434,291,230
Number of Portfolio Holdings	19
Portfolio Turnover Rate	9%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 12%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

GMO International Equity Funds	40.2
GMO U.S. Equity Funds	23.2
GMO Fixed Income Funds	15.9
GMO Alternative Funds	13.0
GMO Implementation FundsFootnote Reference*	7.6
Short-Term Investments	0.0
Other	0.1
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten Holdings

% of Investments

GMO International Equity Fund, Class IV	15.1
GMO Alternative Allocation Fund, Class VI	13.0
GMO Multi-Sector Fixed Income Fund, Class IV	11.9
GMO U.S. Equity Fund, Class VI	8.2
GMO U.S. Opportunistic Value Fund, Class VI	7.2
GMO International Opportunistic Value Fund, Class IV	7.1
GMO Emerging Markets Fund, Class VI	6.1
GMO-Usonian Japan Value Creation Fund, Class VI	6.1
GMO Asset Allocation Bond Fund, Class VI	6.0
GMO Emerging Country Debt Fund, Class VI	3.1

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Global Asset Allocation Fund

Class R6 (GMWRX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO Global Asset Allocation Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$1Footnote Reference1	0.01%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Total Net Assets	$434,291,230
Number of Portfolio Holdings	19
Portfolio Turnover Rate	9%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 12%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

GMO International Equity Funds	40.2
GMO U.S. Equity Funds	23.2
GMO Fixed Income Funds	15.9
GMO Alternative Funds	13.0
GMO Implementation FundsFootnote Reference*	7.6
Short-Term Investments	0.0
Other	0.1
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten Holdings

% of Investments

GMO International Equity Fund, Class IV	15.1
GMO Alternative Allocation Fund, Class VI	13.0
GMO Multi-Sector Fixed Income Fund, Class IV	11.9
GMO U.S. Equity Fund, Class VI	8.2
GMO U.S. Opportunistic Value Fund, Class VI	7.2
GMO International Opportunistic Value Fund, Class IV	7.1
GMO Emerging Markets Fund, Class VI	6.1
GMO-Usonian Japan Value Creation Fund, Class VI	6.1
GMO Asset Allocation Bond Fund, Class VI	6.0
GMO Emerging Country Debt Fund, Class VI	3.1

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Global Asset Allocation Fund

Class I (GMOOX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO Global Asset Allocation Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$6Footnote Reference1	0.12%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Total Net Assets	$434,291,230
Number of Portfolio Holdings	19
Portfolio Turnover Rate	9%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 12%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

GMO International Equity Funds	40.2
GMO U.S. Equity Funds	23.2
GMO Fixed Income Funds	15.9
GMO Alternative Funds	13.0
GMO Implementation FundsFootnote Reference*	7.6
Short-Term Investments	0.0
Other	0.1
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten Holdings

% of Investments

GMO International Equity Fund, Class IV	15.1
GMO Alternative Allocation Fund, Class VI	13.0
GMO Multi-Sector Fixed Income Fund, Class IV	11.9
GMO U.S. Equity Fund, Class VI	8.2
GMO U.S. Opportunistic Value Fund, Class VI	7.2
GMO International Opportunistic Value Fund, Class IV	7.1
GMO Emerging Markets Fund, Class VI	6.1
GMO-Usonian Japan Value Creation Fund, Class VI	6.1
GMO Asset Allocation Bond Fund, Class VI	6.0
GMO Emerging Country Debt Fund, Class VI	3.1

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Global Developed Equity Allocation Fund

Class III (GWOAX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO Global Developed Equity Allocation Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$1Footnote Reference1	0.01%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Total Net Assets	$89,481,771
Number of Portfolio Holdings	12
Portfolio Turnover Rate	8%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

GMO International Equity Funds	50.3
GMO U.S. Equity Funds	49.6
Short-Term Investments	0.1
Other	0.0

Top Ten Holdings

% of Investments

GMO International Equity Fund, Class IV	27.1
GMO U.S. Opportunistic Value Fund, Class VI	15.0
GMO Quality Fund, Class VI	14.5
GMO U.S. Equity Fund, Class VI	12.2
GMO International Opportunistic Value Fund, Class IV	11.4
GMO-Usonian Japan Value Creation Fund, Class VI	6.2
GMO Small Cap Quality Fund, Class VI	4.8
GMO U.S. Small Cap Value Fund, Class VI	3.1
GMO Resources Fund, Class VI	2.7
GMO Emerging Markets ex-China Fund, Class VI	2.1

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Global Equity Allocation Fund

Class III (GMGEX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO Global Equity Allocation Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$1Footnote Reference1	0.01%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Total Net Assets	$585,779,326
Number of Portfolio Holdings	13
Portfolio Turnover Rate	10%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

GMO International Equity Funds	56.9
GMO U.S. Equity Funds	43.1
Short-Term Investments	0.0
Other	0.0

Top Ten Holdings

% of Investments

GMO International Equity Fund, Class IV	23.7
GMO U.S. Opportunistic Value Fund, Class VI	13.1
GMO Quality Fund, Class VI	11.9
GMO International Opportunistic Value Fund, Class IV	11.0
GMO U.S. Equity Fund, Class VI	10.2
GMO Emerging Markets Fund, Class VI	10.1
GMO-Usonian Japan Value Creation Fund, Class VI	6.0
GMO Small Cap Quality Fund, Class VI	4.9
GMO Resources Fund, Class VI	3.1
GMO U.S. Small Cap Value Fund, Class VI	3.1

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Global Equity Allocation Fund

Class R6 (GMADX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO Global Equity Allocation Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$1Footnote Reference1	0.01%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Total Net Assets	$585,779,326
Number of Portfolio Holdings	13
Portfolio Turnover Rate	10%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

GMO International Equity Funds	56.9
GMO U.S. Equity Funds	43.1
Short-Term Investments	0.0
Other	0.0

Top Ten Holdings

% of Investments

GMO International Equity Fund, Class IV	23.7
GMO U.S. Opportunistic Value Fund, Class VI	13.1
GMO Quality Fund, Class VI	11.9
GMO International Opportunistic Value Fund, Class IV	11.0
GMO U.S. Equity Fund, Class VI	10.2
GMO Emerging Markets Fund, Class VI	10.1
GMO-Usonian Japan Value Creation Fund, Class VI	6.0
GMO Small Cap Quality Fund, Class VI	4.9
GMO Resources Fund, Class VI	3.1
GMO U.S. Small Cap Value Fund, Class VI	3.1

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Global Equity Allocation Fund

Class I (GAAUX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO Global Equity Allocation Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$6Footnote Reference1	0.11%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Total Net Assets	$585,779,326
Number of Portfolio Holdings	13
Portfolio Turnover Rate	10%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

GMO International Equity Funds	56.9
GMO U.S. Equity Funds	43.1
Short-Term Investments	0.0
Other	0.0

Top Ten Holdings

% of Investments

GMO International Equity Fund, Class IV	23.7
GMO U.S. Opportunistic Value Fund, Class VI	13.1
GMO Quality Fund, Class VI	11.9
GMO International Opportunistic Value Fund, Class IV	11.0
GMO U.S. Equity Fund, Class VI	10.2
GMO Emerging Markets Fund, Class VI	10.1
GMO-Usonian Japan Value Creation Fund, Class VI	6.0
GMO Small Cap Quality Fund, Class VI	4.9
GMO Resources Fund, Class VI	3.1
GMO U.S. Small Cap Value Fund, Class VI	3.1

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Implementation Fund

Core Class (GIMFX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO Implementation Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

GMO Implementation SPC Ltd. was a 100% owned subsidiary of GMO Implementation Fund through August 28, 2025, the date GMO Implementation Fund SPC Ltd. liquidated. As such, the amounts presented for GMO Implementation Fund are consolidated with its subsidiary through August 28, 2025 as applicable.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Class	$21	0.39%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized.
Footnote[2]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.36%.

Key Fund Statistics

Total Net Assets	$2,023,665,985
Number of Portfolio Holdings	1,299
Portfolio Turnover Rate	71%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 75%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Common Stocks	76.9
Debt Obligations	24.7
Short-Term Investments	13.8
Preferred Stocks	1.0
Futures Contracts	0.2
Rights/Warrants	0.1
GMO Implementation FundsFootnote Reference*	0.0
Swap Contracts	(0.0)
Securities Sold Short	(16.4)
Other	(0.3)
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten Holdings

% of Investments

U.S. Treasury Floating Rate Notes, 4.30%, due 04/30/27	19.1
U.S. Treasury Floating Rate Notes, 4.30%, due 07/31/27	2.4
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/35	1.3
Taiwan Semiconductor Manufacturing Co. Ltd.	1.2
U.S. Treasury Inflation-Indexed Notes, 2.13%, due 01/15/35	1.2
Banco Bilbao Vizcaya Argentaria SA	0.7
Roche Holding AG	0.6
BT Group PLC	0.6
BHP Group Ltd.	0.5
Toronto-Dominion Bank	0.5

GMO Implementation Fund

Semi-Annual Shareholder Report - August 31, 2025

Industry Group SummaryFootnote Reference**

% of Equity Investments

Banks	14.2
Capital Goods	10.5
Materials	8.5
Automobiles & Components	7.9
Pharmaceuticals, Biotechnology & Life Sciences	7.5
Energy	6.9
Technology Hardware & Equipment	5.7
Food, Beverage & Tobacco	5.4
Insurance	5.0
Transportation	4.8
Semiconductors & Semiconductor Equipment	4.6
Financial Services	4.5
Consumer Durables & Apparel	4.1
Telecommunication Services	3.2
Health Care Equipment & Services	3.0
Consumer Discretionary Distribution & Retail	1.8
Real Estate Management & Development	1.4
Consumer Staples Distribution & Retail	1.0
Utilities	0.9
Media & Entertainment	0.8
Commercial & Professional Services	0.3
Equity Real Estate Investment Trusts (REITs)	0.2
Household & Personal Products	0.2
Consumer Services	(1.1)
Software & Services	(1.3)
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO International Developed Equity Allocation Fund

Class III (GIOTX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO International Developed Equity Allocation Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$1Footnote Reference1	0.01%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Total Net Assets	$174,582,646
Number of Portfolio Holdings	4
Portfolio Turnover Rate	4%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

GMO International Equity Funds	99.8
Short-Term Investments	0.1
Other	0.1

Top HoldingsFootnote Reference*

% of Investments

GMO International Equity Fund, Class IV	69.8
GMO International Opportunistic Value Fund, Class IV	23.2
GMO-Usonian Japan Value Creation Fund, Class VI	7.0
Footnote	Description
Footnote*	Excludes Short-Term Investments.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO International Developed Equity Allocation Fund

Class R6 (GAAWX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO International Developed Equity Allocation Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$1Footnote Reference1	0.01%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Total Net Assets	$174,582,646
Number of Portfolio Holdings	4
Portfolio Turnover Rate	4%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

GMO International Equity Funds	99.8
Short-Term Investments	0.1
Other	0.1

Top HoldingsFootnote Reference*

% of Investments

GMO International Equity Fund, Class IV	69.8
GMO International Opportunistic Value Fund, Class IV	23.2
GMO-Usonian Japan Value Creation Fund, Class VI	7.0
Footnote	Description
Footnote*	Excludes Short-Term Investments.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO International Equity Allocation Fund

Class III (GIEAX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO International Equity Allocation Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$1Footnote Reference1	0.01%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Total Net Assets	$350,510,937
Number of Portfolio Holdings	5
Portfolio Turnover Rate	6%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

GMO International Equity Funds	99.9
Short-Term Investments	0.1
Other	0.0

Top HoldingsFootnote Reference*

% of Investments

GMO International Equity Fund, Class IV	44.8
GMO Emerging Markets Fund, Class VI	30.1
GMO International Opportunistic Value Fund, Class IV	18.1
GMO-Usonian Japan Value Creation Fund, Class VI	7.0
Footnote	Description
Footnote*	Excludes Short-Term Investments.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO International Equity Allocation Fund

Class R6 (GSXMX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO International Equity Allocation Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$1Footnote Reference1	0.01%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Total Net Assets	$350,510,937
Number of Portfolio Holdings	5
Portfolio Turnover Rate	6%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

GMO International Equity Funds	99.9
Short-Term Investments	0.1
Other	0.0

Top HoldingsFootnote Reference*

% of Investments

GMO International Equity Fund, Class IV	44.8
GMO Emerging Markets Fund, Class VI	30.1
GMO International Opportunistic Value Fund, Class IV	18.1
GMO-Usonian Japan Value Creation Fund, Class VI	7.0
Footnote	Description
Footnote*	Excludes Short-Term Investments.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO MAC Implementation Fund

Core Class (GMIHX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO MAC Implementation Fund for the period of May 21, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Core Class	$0	0.01%Footnote Reference1
Footnote	Description
Footnote*	For the period May 21, 2025 (commencement of operations) through August 31, 2025. The costs would have been higher had the Class operated the full six-month period.
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$1,990,119
Number of Portfolio Holdings	15
Portfolio Turnover Rate	169%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Debt Obligations	139.9
Short-Term Investments	18.7
Futures Contracts	0.8
Forward Currency Contracts	(0.0)
Swap Contracts	(0.0)
Other	(59.4)

Top HoldingsFootnote Reference*

% of Investments

U.S. Treasury Floating Rate Notes, 4.30%, due 04/30/27	60.5
Uniform Mortgage-Backed Security, TBA, 6.00%, due 09/01/54	39.5
Footnote	Description
Footnote*	Excludes Short-Term Investments.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Multi-Asset Credit Fund

Class IV (GMCHX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO Multi-Asset Credit Fund for the period of May 21, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Class IV	$4Footnote Reference1	0.15%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote*	For the period May 21, 2025 (commencement of operations) through August 31, 2025. The costs would have been higher had the Class operated the full six-month period.
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Total Net Assets	$11,182,670
Number of Portfolio Holdings	6
Portfolio Turnover Rate	20%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

GMO Fixed Income Funds	79.6
GMO Implementation FundsFootnote Reference*	17.8
Short-Term Investments	3.1
Other	(0.5)
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top HoldingsFootnote Reference**

% of Investments

GMO Opportunistic Income Fund, Class VI	45.4
GMO MAC Implementation Fund	18.3
GMO Emerging Country Debt Fund, Class VI	15.9
GMO High Yield Fund, Class VI	10.3
GMO Systematic Investment Grade Credit ETF	10.1
Footnote	Description
Footnote**	Excludes Short-Term Investments.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Strategic Opportunities Allocation Fund

Class III (GBATX)

Semi-Annual Shareholder Report - August 31, 2025

This semi-annual shareholder report contains important information about GMO Strategic Opportunities Allocation Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$2Footnote Reference1	0.03%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Total Net Assets	$60,237,102
Number of Portfolio Holdings	22
Portfolio Turnover Rate	14%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 19%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

GMO International Equity Funds	44.4
GMO U.S. Equity Funds	23.9
GMO Alternative Funds	15.1
GMO Implementation FundsFootnote Reference*	8.7
GMO Fixed Income Funds	7.0
Short-Term Investments	0.5
Debt Obligations	0.3
Common Stocks	0.0
Other	0.1
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten Holdings

% of Investments

GMO International Equity Fund, Class IV	17.4
GMO Alternative Allocation Fund, Class VI	15.2
GMO U.S. Opportunistic Value Fund, Class VI	8.5
GMO U.S. Equity Fund, Class VI	8.4
GMO International Opportunistic Value Fund, Class IV	8.2
GMO-Usonian Japan Value Creation Fund, Class VI	7.0
GMO Emerging Markets Fund, Class VI	6.0
GMO Asset Allocation Bond Fund, Class VI	6.0
GMO Small Cap Quality Fund, Class VI	3.6
GMO Quality Fund, Class VI	3.6

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

The schedule of investments for each series of the registrant is included as part of the financial statements filed under Item 7 of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

GMO Trust

Semi-Annual Financial Statements and Other Information

August 31, 2025

Climate Change Fund

Emerging Markets ex-China Fund

Emerging Markets Fund

International Equity Fund

International Opportunistic Value Fund

Japan Value Creation Fund

Quality Fund

Resource Transition Fund

Resources Fund

Small Cap Quality Fund

U.S. Equity Fund

U.S. Opportunistic Value Fund

U.S. Small Cap Value Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO’s website at www.gmo.com or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on GMO’s website at www.gmo.com and on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 of each year.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT, which is available on the Commission’s website at www.sec.gov. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com. The GMO Trust Statement of Additional Information includes additional information about the Trustees of GMO Trust and is available without charge, upon request, by calling 1-617-346-7646 (collect).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-equities, management and operational risk, non-U.S. investment risk, small company risk and derivatives risk.

TABLE OF CONTENTS

Climate Change Fund
Schedule of Investments	1

Emerging Markets ex-China Fund
Schedule of Investments	4

Emerging Markets Fund
Schedule of Investments	8

International Equity Fund
Schedule of Investments	13

International Opportunistic Value Fund
Schedule of Investments	16

Japan Value Creation Fund
Schedule of Investments	20

Quality Fund
Schedule of Investments	22

Resource Transition Fund
Schedule of Investments	24

Resources Fund
Schedule of Investments	26

Small Cap Quality Fund
Schedule of Investments	29

U.S. Equity Fund
Schedule of Investments	31

U.S. Opportunistic Value Fund
Schedule of Investments	35

U.S. Small Cap Value Fund
Schedule of Investments	38

Portfolio, Counterparty and Currency Abbreviations	42

Fund Financial Statements:
Statements of Assets and Liabilities	43
Statements of Operations	49
Statements of Changes in Net Assets	52

Financial Highlights	59

Notes to Financial Statements	103

Board Review of Investment Management Agreements	138

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.1%

	Australia — 0.6%
320,055	Clean TeQ Water Ltd. * (a)	52,250
383,834	IGO Ltd.	1,306,701
1,399,037	Sunrise Energy Metals Ltd. *	1,589,150

	Total Australia	2,948,101

	Brazil — 1.6%
743,500	Suzano SA	7,192,485

	Canada — 3.9%
476,293	Anaergia, Inc. *	849,687
85,238	First Quantum Minerals Ltd. *	1,493,922
1,925,700	Greenlane Renewables, Inc. *	371,581
473,129	Ivanhoe Mines Ltd. – Class A* (a)	4,182,318
1,008,392	Largo, Inc. *	1,545,611
958,900	NexGen Energy Ltd. * (a)	7,547,755
125,600	Northland Power, Inc. (a)	2,034,878

	Total Canada	18,025,752

	China — 1.1%
2,836,960	CECEP Solar Energy Co. Ltd. – Class A	1,865,016
1,086,000	CMOC Group Ltd. – Class H	1,670,769
355,776	Yutong Bus Co. Ltd. – Class A	1,378,105

	Total China	4,913,890

	Denmark — 3.8%
54,502	Rockwool AS – B Shares	2,059,811
775,927	Vestas Wind Systems AS	15,446,731

	Total Denmark	17,506,542

	Finland — 3.4%
141,085	Kemira OYJ	3,261,702
692,172	Neste OYJ	12,721,089

	Total Finland	15,982,791

	France — 9.3%
69,245	Alstom SA *	1,664,785
87,607	Nexans SA	13,357,460
16,575	Schneider Electric SE	4,072,251
92,401	STMicroelectronics NV (a)	2,515,499
913,387	Valeo SE	11,084,784
236,141	Veolia Environnement SA	7,798,733
114,522	Waga Energy SA * (a)	2,876,172

	Total France	43,369,684

	Germany — 3.4%
129,203	E.ON SE	2,303,863
202,104	Infineon Technologies AG	8,272,895
51,190	Knorr-Bremse AG	5,347,438

	Total Germany	15,924,196

Shares	Description	Value ($)

	Ireland — 0.4%
24,617	Kingspan Group PLC	1,899,287

	Italy — 0.8%
69,694	ERG SpA	1,684,628
24,938	Prysmian SpA	2,176,415

	Total Italy	3,861,043

	Japan — 3.1%
22,100	Daikin Industries Ltd.	2,761,049
138,600	GS Yuasa Corp.	3,106,935
152,300	Kansai Electric Power Co., Inc.	2,113,110
292,300	Renesas Electronics Corp.	3,411,915
104,700	Yokogawa Electric Corp.	3,056,245

	Total Japan	14,449,254

	Mexico — 0.6%
211,069	Grupo Mexico SAB de CV – Series B	1,384,510
2,049,126	Orbia Advance Corp. SAB de CV (a)	1,611,678

	Total Mexico	2,996,188

	Netherlands — 0.3%
31,567	Arcadis NV	1,456,420

	Norway — 2.4%
414,264	Austevoll Seafood ASA	3,842,619
103,885	Bakkafrost P/F	4,512,769
135,256	Mowi ASA	2,782,803

	Total Norway	11,138,191

	Russia — 0.0%
7,221,500	GMK Norilskiy Nickel PAO * (b) (c)	—
120,856	PhosAgro PJSC (b) (c)	—
2,335	PhosAgro PJSC GDR * (b) (c)	—

	Total Russia	—

	South Korea — 6.5%
28,070	CS Wind Corp.	839,650
107,187	LG Chem Ltd.	21,289,283
52,850	Samsung SDI Co. Ltd.	7,832,194

	Total South Korea	29,961,127

	Spain — 2.4%
15,181	Acciona SA (a)	3,009,043
100,287	Endesa SA	3,054,392
155,297	Iberdrola SA	2,927,488
106,071	Redeia Corp. SA	2,062,060

	Total Spain	11,052,983

	Switzerland — 1.2%
70,323	Landis & Gyr Group AG	5,640,650

1	See accompanying notes to the financial statements.

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Ukraine — 0.3%
219,994	Kernel Holding SA *	1,169,409

	United Kingdom — 1.0%
460,000	Lifezone Metals Ltd. *	2,060,800
170,285	National Grid PLC	2,391,836

	Total United Kingdom	4,452,636

	United States — 50.0%
54,486	Advanced Drainage Systems, Inc.	7,844,349
146,062	Aemetis, Inc. *	370,998
48,061	AGCO Corp.	5,199,720
75,683	Albemarle Corp.	6,427,000
28,700	Alcoa Corp.	923,853
911,826	Ameresco, Inc. – Class A*	23,187,735
1,559,560	Array Technologies, Inc. * (a)	14,051,636
63,400	Axcelis Technologies, Inc. *	5,074,536
133,484	BorgWarner, Inc.	5,707,776
81,800	Carrier Global Corp.	5,333,360
2,952,305	Clean Energy Fuels Corp. *	7,764,562
19,100	Consolidated Edison, Inc.	1,876,193
60,539	Corteva, Inc.	4,491,388
521,298	Darling Ingredients, Inc. *	17,703,280
4,300	Deere & Co.	2,058,152
27,567	Edison International	1,547,336
34,403	EnerSys	3,531,468
50,839	Exelon Corp.	2,220,648
56,396	First Solar, Inc. *	11,007,935
41,456	Freeport-McMoRan, Inc.	1,840,646
834,295	Gevo, Inc. * (a)	1,443,330
127,295	GrafTech International Ltd. *	1,257,673
775,349	Green Plains, Inc. *	8,614,127
16,100	Hubbell, Inc.	6,938,939
54,600	Itron, Inc. *	6,712,524
69,400	NEXTracker, Inc. – Class A*	4,667,844
85,048	ON Semiconductor Corp. *	4,217,530
49,600	Ormat Technologies, Inc.	4,557,744
11,609	Owens Corning	1,743,324
13,072	Pentair PLC	1,405,632
38,200	PotlatchDeltic Corp. – (REIT)	1,605,546
670,876	SolarEdge Technologies, Inc. *	22,689,026
1,624,189	Sunrun, Inc. *	25,938,298
17,295	TE Connectivity PLC	3,571,418
5,100	Trane Technologies PLC	2,119,560
9,300	Valmont Industries, Inc.	3,414,216
16,200	Veralto Corp.	1,720,278
60,000	Weyerhaeuser Co. – (REIT)	1,552,200

	Total United States	232,331,780

	TOTAL COMMON STOCKS (COST $538,881,169)	446,272,409

Shares	Description	Value ($)

	PREFERRED STOCKS (d) —2.5%

	Chile — 2.5%
249,678	Sociedad Quimica y Minera de Chile SA Sponsored ADR*	11,362,845

	TOTAL PREFERRED STOCKS (COST $9,939,298)	11,362,845

	INVESTMENT FUNDS — 2.0%

	United States — 2.0%
1,851,125	GMO U.S. Treasury Fund, Class VI (e)	9,274,137

	TOTAL INVESTMENT FUNDS (COST $9,274,137)	9,274,137

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
216,737	State Street Institutional Treasury Money Market Fund – Premier Class, 4.19% (f)	216,737

	TOTAL SHORT-TERM INVESTMENTS (COST $216,737)	216,737

	TOTAL INVESTMENTS — 100.6% (Cost $558,311,341)	467,126,128
	Other Assets and Liabilities (net) — (0.6)%	(2,776,339)

	TOTAL NET ASSETS — 100.0%	$464,349,789

See accompanying notes to the financial statements.	2

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2025 (Unaudited)

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of August 31, 2025

GMK Norilskiy Nickel PAO	04/11/18	$21,636,323	0.0%	$—
PhosAgro PJSC	08/09/19	5,614,147	0.0%	—
PhosAgro PJSC GDR	08/09/19	36,037	0.0%	—

				$—

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(c)	The security is restricted as to resale.

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.
(e)	Affiliated company (Note 10).

(f)	The rate disclosed is the 7 day net yield as of August 31, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 42.

3	See accompanying notes to the financial statements.

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.6%

	Brazil — 3.2%
113,900	Banco Bradesco SA	303,350
104,087	Cia de Saneamento de Minas Gerais Copasa MG	573,819
45,562	Cia De Sanena Do Parana	289,833
104,800	Cyrela Brazil Realty SA Empreendimentos e Participacoes	543,537
41,000	Pagseguro Digital Ltd. – Class A	367,360
77,000	Vibra Energia SA	341,411

	Total Brazil	2,419,310

	Czech Republic — 0.3%
235	Philip Morris CR AS	201,230

	Egypt — 0.2%
145,697	Eastern Co. SAE	116,090
35,621	ElSewedy Electric Co.	55,049

	Total Egypt	171,139

	Hungary — 4.8%
48,351	Magyar Telekom Telecommunications PLC	274,684
57,009	MOL Hungarian Oil & Gas PLC	490,618
6,280	Opus Global Nyrt	10,758
26,638	OTP Bank Nyrt	2,323,479
19,577	Richter Gedeon Nyrt	593,835

	Total Hungary	3,693,374

	India — 16.0%
14,384	Ashapura Minechem Ltd. *	84,080
27,867	Ashoka Buildcon Ltd. *	54,645
26,515	Aurobindo Pharma Ltd.	308,664
2,686	Avanti Feeds Ltd.	19,494
27,615	Bajaj Finance Ltd.	275,453
63,913	Bharat Electronics Ltd.	267,815
150,901	Bharat Petroleum Corp. Ltd.	528,180
78,754	Brightcom Group Ltd. *	14,586
47,590	Chambal Fertilisers & Chemicals Ltd.	292,487
62,543	Cipla Ltd.	1,125,649
11,000	Dr. Reddy’s Laboratories Ltd. ADR	156,200
64,249	Dr. Reddy’s Laboratories Ltd.	915,559
8,785	Federal Bank Ltd.	19,144
117,114	GAIL India Ltd.	230,156
12,255	GHCL Ltd.	76,439
31,288	Glenmark Pharmaceuticals Ltd.	680,741
2,496	Godawari Power & Ispat Ltd.	6,583
10,945	Goldiam International Ltd.	44,757
46,577	Gujarat State Fertilizers & Chemicals Ltd.	104,408
4,027	Gujarat State Petronet Ltd.	13,241
17,734	HDFC Bank Ltd.	191,773
2,204	Hero MotoCorp Ltd.	127,639
101,207	Hindalco Industries Ltd.	808,840
4,147	Hindustan Aeronautics Ltd.	204,396
14,095	Hindustan Petroleum Corp. Ltd.	60,219

Shares	Description	Value ($)

	India — continued
12,409	ICICI Bank Ltd.	196,394
102,113	Indian Oil Corp. Ltd.	158,547
4,570	ITC Ltd.	21,230
29,068	JM Financial Ltd.	58,600
1,075	Kaveri Seed Co. Ltd.	14,206
12,257	KNR Constructions Ltd.	26,519
1,459	KRBL Ltd.	7,129
12,293	Lupin Ltd.	265,070
1,218	Mahanagar Gas Ltd.	17,289
387,446	Manappuram Finance Ltd.	1,149,601
16,751	Muthoot Finance Ltd.	501,843
20,915	Natco Pharma Ltd.	204,707
505,051	NMDC Ltd.	394,814
451,976	Oil & Natural Gas Corp. Ltd.	1,196,103
1,862	Pokarna Ltd.	18,606
22,750	Power Grid Corp. of India Ltd.	71,275
13,729	Rajesh Exports Ltd. *	27,301
5,473	Redington Ltd.	14,953
184,680	Sammaan Capital Ltd.	260,008
2,643	Sharda Cropchem Ltd.	28,318
70,960	Shriram Finance Ltd.	468,679
18,094	Siyaram Silk Mills Ltd.	126,281
1,069	Strides Pharma Science Ltd.	10,459
5,330	Sun TV Network Ltd.	32,698
11,388	UPL Ltd.	92,116
1,169	Vadilal Industries Ltd.	67,252
1,873	West Coast Paper Mills Ltd.	10,661
18,806	Wipro Ltd.	53,151
15,964	Zydus Lifesciences Ltd.	178,155

	Total India	12,283,113

	Indonesia — 8.6%
488,700	AKR Corporindo Tbk. PT	35,400
5,667,400	Aneka Tambang Tbk. PT	1,050,491
5,639,600	Astra International Tbk. PT	1,881,449
193,400	Bank BTPN Syariah Tbk. PT	17,486
783,400	Bank Negara Indonesia Persero Tbk. PT	207,982
68,400	Bank Rakyat Indonesia Persero Tbk. PT	16,791
2,057,400	Dharma Satya Nusantara Tbk. PT	202,746
1,018,400	Energi Mega Persada Tbk. PT *	34,197
2,641,000	Erajaya Swasembada Tbk. PT	70,486
30,100	Indah Kiat Pulp & Paper Tbk. PT	13,957
9,500	Indofood CBP Sukses Makmur Tbk. PT	5,172
2,068,000	Indofood Sukses Makmur Tbk. PT	934,633
2,422,600	Japfa Comfeed Indonesia Tbk. PT	240,764
323,100	Kalbe Farma Tbk. PT	23,846
226,400	Medco Energi Internasional Tbk. PT	15,977
6,529,100	Panin Financial Tbk. PT *	102,888
4,537,100	Perusahaan Gas Negara Tbk. PT	470,482
1,866,100	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	152,196
976,700	Saratoga Investama Sedaya Tbk. PT	109,743
5,886,500	Surya Citra Media Tbk. PT	113,462
3,800	Telkom Indonesia Persero Tbk. PT ADR (a)	73,682

See accompanying notes to the financial statements.	4

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Indonesia — continued
2,601,300	Telkom Indonesia Persero Tbk. PT	497,586
3,455,400	Triputra Agro Persada PT	297,799
113,200	Unilever Indonesia Tbk. PT	11,675

	Total Indonesia	6,580,890

	Kuwait — 0.3%
38,288	A’ayan Leasing & Investment Co. KSCP	23,904
73,861	Agility Public Warehousing Co. KSC	33,111
110,752	Noor Financial Investment Co. KSC	161,358

	Total Kuwait	218,373

	Mexico — 3.1%
12,660	Arca Continental SAB de CV	129,357
7,283	Bolsa Mexicana de Valores SAB de CV	14,875
4,254	Cemex SAB de CV Sponsored ADR	38,669
539,400	Credito Real SAB de CV SOFOM ER * (b)	—
25,700	El Puerto de Liverpool SAB de CV – Class C1	127,064
97,500	Genomma Lab Internacional SAB de CV – Class B (a)	116,596
266,135	Gentera SAB de CV	652,487
141,236	Grupo Financiero Banorte SAB de CV – Class O	1,286,481

	Total Mexico	2,365,529

	Poland — 0.0%
1,246	Powszechny Zaklad Ubezpieczen SA	20,738

	Qatar — 0.3%
46,028	Qatar National Bank QPSC	239,920

	Russia — 0.0%
4,036,000	Alrosa PJSC (b) (c)	—
131,280	Evraz PLC * (b) (c)	—
236,860,000	Federal Grid Co-Rosseti PJSC * (b) (c)	—
102,255	Gazprom Neft PJSC (b) (c)	—
897,812	Gazprom PJSC * (b) (c)	—
783,200	GMK Norilskiy Nickel PAO * (b) (c)	—
6,151,400	Inter RAO UES PJSC * (b) (c)	—
122,088	LUKOIL PJSC * (b) (c)	—
4,327,340	Magnitogorsk Iron & Steel Works PJSC (b) (c)	—
88,090	Moscow Exchange MICEX-RTS PJSC * (b) (c)	—
93,370	Novatek PJSC (b) (c)	—
1,403,510	Novolipetsk Steel PJSC * (b) (c)	—
4,917	PhosAgro PJSC (b) (c)	—
95	PhosAgro PJSC GDR * (b) (c)	—
119,020	Polyus PJSC * (b) (c)	—
1	Polyus PJSC GDR * (b) (c)	—
50,074,400	RusHydro PJSC * (b) (c)	—
3,446,432	Sberbank of Russia PJSC * (b) (c)	—
140,607	Severstal PAO GDR (Registered) * (b) (c)	—
2,387,800	Surgutneftegas PAO * (b) (c)	—

Shares	Description	Value ($)

	Russia — continued
657,084	Tatneft PJSC (b) (c)	—

	Total Russia	—

	Saudi Arabia — 2.0%
34,831	Arab National Bank	217,796
27,480	Riyad Bank	189,823
23,934	Saudi Awwal Bank	192,089
60,383	Saudi National Bank	559,650
29,850	Saudi Telecom Co.	333,928

	Total Saudi Arabia	1,493,286

	South Africa — 0.7%
56,222	Ninety One Ltd.	141,100
421,918	Old Mutual Ltd.	332,026
10,910	Omnia Holdings Ltd.	45,389

	Total South Africa	518,515

	South Korea — 16.8%
1,243	Cheil Worldwide, Inc.	17,680
1,710	Coway Co. Ltd.	127,663
3,163	DL E&C Co. Ltd.	96,406
7,141	Doosan Bobcat, Inc.	272,804
11,280	Hana Financial Group, Inc.	664,972
1,957	Hankook Tire & Technology Co. Ltd.	56,412
7,502	HMM Co. Ltd.	119,149
9,493	Hyundai Glovis Co. Ltd.	1,255,441
11,388	Hyundai Mobis Co. Ltd.	2,600,573
3,073	KB Financial Group, Inc.	240,018
19,065	Kia Corp.	1,442,524
14,523	KT&G Corp.	1,404,719
1,446	LG Corp.	77,316
5,572	LX Holdings Corp.	31,559
17,535	Samsung E&A Co. Ltd.	365,662
46,260	Samsung Electronics Co. Ltd.	2,311,140
3,386	Shinhan Financial Group Co. Ltd.	158,662
2,103	SK Square Co. Ltd. *	223,039
74,059	Woori Financial Group, Inc.	1,321,179
834	Youngone Corp.	35,084

	Total South Korea	12,822,002

	Taiwan — 30.5%
3,000	ASE Technology Holding Co. Ltd. ADR	29,730
81,000	ASE Technology Holding Co. Ltd.	393,374
59,000	Asustek Computer, Inc.	1,213,767
138,000	Compal Electronics, Inc.	124,128
148,000	CTBC Financial Holding Co. Ltd.	198,515
87,000	Eva Airways Corp.	110,181
333,600	Evergreen Marine Corp. Taiwan Ltd.	2,016,224
37,000	Formosa Advanced Technologies Co. Ltd.	31,386
55,000	Global Brands Manufacture Ltd.	256,888
178,000	Hon Hai Precision Industry Co. Ltd.	1,175,147
35,000	Kung Long Batteries Industrial Co. Ltd.	149,036
41,000	MediaTek, Inc.	1,821,876

5	See accompanying notes to the financial statements.

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
77,528	Nantex Industry Co. Ltd.	63,586
20,000	Phison Electronics Corp.	317,004
1,242,000	Pou Chen Corp.	1,167,606
5,000	Powertech Technology, Inc.	19,294
88,000	Radiant Opto-Electronics Corp.	411,374
57,000	Realtek Semiconductor Corp.	990,321
17,000	Simplo Technology Co. Ltd.	218,697
13,000	Sinon Corp.	17,956
13,000	T3EX Global Holdings Corp.	30,255
10,000	TaiDoc Technology Corp.	46,386
266,000	Taiwan Semiconductor Manufacturing Co. Ltd.	9,962,073
8,000	Tripod Technology Corp.	83,660
15,000	United Integrated Services Co. Ltd.	600,028
141,000	Wan Hai Lines Ltd.	380,682
577,000	Yang Ming Marine Transport Corp.	1,084,862
63,000	YungShin Global Holding Corp.	115,132
49,000	Zhen Ding Technology Holding Ltd.	312,646

	Total Taiwan	23,341,814

	Thailand — 6.2%
211,900	Kasikornbank PCL NVDR	1,102,222
1,746,900	Krung Thai Bank PCL NVDR	1,328,538
254,200	PTT Exploration & Production PCL NVDR	879,062
393,100	PTT PCL NVDR	376,388
9,300	Regional Container Lines PCL NVDR	7,897
265,100	SCB X PCL NVDR	1,051,934
103,200	Sri Trang Gloves Thailand PCL NVDR	20,413

	Total Thailand	4,766,454

	Turkey — 0.1%
13,257	Turk Hava Yollari AO	107,984

	United Arab Emirates — 3.4%
152,670	Abu Dhabi Commercial Bank PJSC	629,026
35,123	Dubai Islamic Bank PJSC	92,421
246,213	Emaar Properties PJSC	965,225
79,695	Emirates NBD Bank PJSC	547,862
54,435	First Abu Dhabi Bank PJSC	245,865
14,296	Orascom Construction PLC	114,789

	Total United Arab Emirates	2,595,188

	Vietnam — 0.1%
6,200	Binh Minh Plastics JSC	33,904
33,700	Quang Ngai Sugar JSC	60,889

	Total Vietnam	94,793

	TOTAL COMMON STOCKS (COST $133,936,407)	73,933,652

Shares	Description	Value ($)

	PREFERRED STOCKS (d) — 2.7%

	Brazil — 2.7%
43,800	Banco Bradesco SA ADR	136,218
649,366	Cia Energetica de Minas Gerais	1,330,626
39,410	Itau Unibanco Holding SA	279,774
11,100	Itau Unibanco Holding SA Sponsored ADR	79,254
116,200	Itausa SA	240,465

	Total Brazil	2,066,337

	Russia — 0.0%
3,948,700	Surgutneftegas PAO* (b) (c)	—
31,500	Transneft PJSC* (b) (c)	—

	Total Russia	—

	TOTAL PREFERRED STOCKS (COST $4,715,086)	2,066,337

	INVESTMENT FUNDS — 0.0%

	United States — 0.0%
786	GMO U.S. Treasury Fund, Class VI (e)	3,937

	TOTAL INVESTMENT FUNDS (COST $3,937)	3,937

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%
152,216	State Street Institutional Treasury Money Market Fund – Premier Class, 4.19% (f)	152,216

	TOTAL SHORT-TERM INVESTMENTS (COST $152,216)	152,216

	TOTAL INVESTMENTS — 99.5% (Cost $138,807,646)	76,156,142
	Other Assets and Liabilities (net) — 0.5%	416,365

	TOTAL NET ASSETS — 100.0%	$76,572,507

See accompanying notes to the financial statements.	6

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2025 (Unaudited)

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of August 31, 2025

Alrosa PJSC	10/18/2021	$7,054,956	0.0%	$—
Evraz PLC	10/20/2021	1,123,522	0.0%	—
Federal Grid Co-Rosseti PJSC	10/18/2021	599,930	0.0%	—
Gazprom Neft PJSC	10/18/2021	736,459	0.0%	—
Gazprom PJSC	10/18/2021	4,325,759	0.0%	—
GMK Norilskiy Nickel PAO	10/18/2021	2,530,663	0.0%	—
Inter RAO UES PJSC	10/18/2021	435,323	0.0%	—
LUKOIL PJSC	10/18/2021	11,826,036	0.0%	—
Magnitogorsk Iron & Steel Works PJSC	10/18/2021	4,011,995	0.0%	—
Moscow Exchange MICEX-RTS PJSC	10/18/2021	226,996	0.0%	—
Novatek PJSC	10/18/2021	2,410,423	0.0%	—
Novolipetsk Steel PJSC	10/18/2021	4,328,348	0.0%	—
PhosAgro PJSC	10/18/2021	383,565	0.0%	—
PhosAgro PJSC GDR	10/18/2021	2,465	0.0%	—
Polyus PJSC	10/18/2021	2,285,367	0.0%	—
Polyus PJSC GDR	12/14/2022	4	0.0%	—
RusHydro PJSC	10/18/2021	555,352	0.0%	—
Sberbank of Russia PJSC	10/18/2021	16,614,391	0.0%	—
Severstal PAO GDR (Registered)	10/18/2021	3,190,235	0.0%	—
Surgutneftegas PAO	10/18/2021	1,213,218	0.0%	—
Surgutneftegas PAO	10/18/2021	2,172,137	0.0%	—
Tatneft PJSC	10/18/2021	4,839,124	0.0%	—
Transneft PJSC	10/18/2021	645,776	0.0%	—

				$—

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(c)	The security is restricted as to resale.
(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	Affiliated company (Note 10).

(f)	The rate disclosed is the 7 day net yield as of August 31, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 42.

7	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.4%

	Brazil — 1.8%
210,200	Cia de Saneamento de Minas Gerais Copasa MG	1,158,807
568,800	Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,950,037
158,100	Pagseguro Digital Ltd. – Class A	1,416,576
561,500	Vibra Energia SA	2,489,641

	Total Brazil	8,015,061

	China — 26.1%
1,032,000	361 Degrees International Ltd.	844,757
172,200	Alibaba Group Holding Ltd.	2,851,230
57,485	Alibaba Group Holding Ltd. Sponsored ADR	7,760,475
269	Autohome, Inc. ADR	7,769
1,535,000	BAIC Motor Corp. Ltd. – Class H*	404,942
8,077,878	China Communications Services Corp. Ltd. – Class H	4,817,921
392,500	China Conch Venture Holdings Ltd.	521,605
61,148	China Construction Bank Corp. – Class H	59,179
6,871,000	China Feihe Ltd.	3,888,962
2,660,000	China Hongqiao Group Ltd. (a)	8,755,545
1,740,000	China Lesso Group Holdings Ltd.	1,080,722
215,000	China Medical System Holdings Ltd.	361,045
6,000	China National Building Material Co. Ltd. – Class H	4,360
7,367,000	China Reinsurance Group Corp. – Class H	1,623,164
1,767,000	Consun Pharmaceutical Group Ltd.	3,385,554
8,204,000	CSPC Pharmaceutical Group Ltd.	10,664,718
426,400	ENN Energy Holdings Ltd.	3,451,321
506,000	Fufeng Group Ltd.	605,363
1,433,000	Geely Automobile Holdings Ltd.	3,614,517
81,500	Grand Pharmaceutical Group Ltd. (a)	98,666
10,248,000	Hua Han Health Industry Holdings Ltd. * (b)	22
307,000	Inkeverse Group Ltd. *	63,667
23,340	JD.com, Inc. ADR	725,174
1,704,000	Kunlun Energy Co. Ltd.	1,586,186
767,900	Legend Holdings Corp. – Class H*	1,158,496
108,000	Leoch International Technology Ltd.	26,014
579,000	Lonking Holdings Ltd.	201,304
5,600	NetEase, Inc. ADR	762,664
74,000	NetEase, Inc.	2,029,138
498,500	Orient Overseas International Ltd.	8,734,945
1,704,000	PICC Property & Casualty Co. Ltd. – Class H	4,118,173
260,400	Shandong Weigao Group Medical Polymer Co. Ltd. – Class H	196,770
61,000	Shanghai Industrial Holdings Ltd.	113,340
3,553,000	Sino Biopharmaceutical Ltd.	3,726,976
2,916,000	Sinopec Engineering Group Co. Ltd. – Class H	2,610,105
502,400	Sinopharm Group Co. Ltd. – Class H	1,210,699
639,000	TCL Electronics Holdings Ltd.	885,078

Shares	Description	Value ($)

	China — continued
3,457	Tencent Holdings Ltd. ADR	268,229
288,100	Tencent Holdings Ltd.	22,311,747
156,000	Tianneng Power International Ltd. (a)	162,566
344,215	Vipshop Holdings Ltd. ADR	5,762,159
288,201	Weibo Corp. Sponsored ADR	3,302,784
771,500	Zhongsheng Group Holdings Ltd.	1,600,636
122,600	ZMJ Group Co. Ltd. – Class A	351,534

	Total China	116,710,221

	Colombia — 0.0%
2,220	Corp. Financiera Colombiana SA *	10,102

	Czech Republic — 0.0%
258	Philip Morris CR AS	220,925

	Hungary — 4.2%
354,327	Magyar Telekom Telecommunications PLC	2,012,941
231,648	MOL Hungarian Oil & Gas PLC	1,993,558
149,126	OTP Bank Nyrt	13,007,400
63,086	Richter Gedeon Nyrt	1,913,607

	Total Hungary	18,927,506

	India — 9.0%
15,625	Ashapura Minechem Ltd. *	91,334
143,028	Aurobindo Pharma Ltd.	1,665,006
137,378	Bajaj Finance Ltd.	1,370,312
241,002	Bharat Electronics Ltd.	1,009,871
636,856	Bharat Petroleum Corp. Ltd.	2,229,110
214,902	Brightcom Group Ltd. *	39,802
44,005	Chambal Fertilisers & Chemicals Ltd.	270,453
248,266	Cipla Ltd.	4,468,294
42,900	Dr. Reddy’s Laboratories Ltd. ADR	609,180
219,124	Dr. Reddy’s Laboratories Ltd.	3,122,554
581,325	GAIL India Ltd.	1,142,436
103,235	GHCL Ltd.	643,915
114,429	Glenmark Pharmaceuticals Ltd.	2,489,662
456,299	Hindalco Industries Ltd.	3,646,711
7,988	Hindustan Aeronautics Ltd.	393,710
34,678	Hindustan Petroleum Corp. Ltd.	148,157
21,172	Indian Oil Corp. Ltd.	32,873
1,026	Kaveri Seed Co. Ltd.	13,559
29,600	Lupin Ltd.	638,256
2,009,700	Manappuram Finance Ltd.	5,963,031
67,835	Muthoot Finance Ltd.	2,032,269
567,804	NMDC Ltd.	443,870
1,462,559	Oil & Natural Gas Corp. Ltd.	3,870,495
33,685	Sammaan Capital Ltd.	47,425
381,846	Shriram Finance Ltd.	2,522,031
70,386	Siyaram Silk Mills Ltd.	491,235
27,130	UPL Ltd.	219,451
1,020	Vadilal Industries Ltd.	58,680
46,358	Zydus Lifesciences Ltd.	517,347

	Total India	40,191,029

See accompanying notes to the financial statements.	8

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Indonesia — 7.1%
27,277,600	Aneka Tambang Tbk. PT	5,056,090
34,534,500	Astra International Tbk. PT	11,521,188
570,300	Astra Otoparts Tbk. PT	84,027
2,377,200	Bank Negara Indonesia Persero Tbk. PT	631,114
1,159,600	Bank OCBC Nisp Tbk. PT	95,962
7,143,700	Bank Pembangunan Daerah Jawa Timur Tbk. PT	222,917
7,786,500	Dharma Satya Nusantara Tbk. PT	767,319
16,833,900	Erajaya Swasembada Tbk. PT	449,280
33,300	Gudang Garam Tbk. PT	17,223
117,100	Indocement Tunggal Prakarsa Tbk. PT	49,720
10,297,900	Indofood Sukses Makmur Tbk. PT	4,654,139
9,988,900	Japfa Comfeed Indonesia Tbk. PT	992,722
10,958,600	Panin Financial Tbk. PT *	172,690
16,400,600	Perusahaan Gas Negara Tbk. PT	1,700,688
11,402,900	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	930,000
3,116,900	Saratoga Investama Sedaya Tbk. PT	350,217
10,845,000	Surya Citra Media Tbk. PT	209,037
21,500	Telkom Indonesia Persero Tbk. PT ADR (a)	416,885
8,156,600	Telkom Indonesia Persero Tbk. PT	1,560,222
1,474,300	Tempo Scan Pacific Tbk. PT	203,816
17,982,800	Triputra Agro Persada PT	1,549,825

	Total Indonesia	31,635,081

	Kuwait — 0.1%
298,980	Noor Financial Investment Co. KSC	435,593

	Mexico — 2.3%
46,700	Cemex SAB de CV Sponsored ADR	424,503
315,700	Credito Real SAB de CV SOFOM ER * (a) (b)	—
6,200	El Puerto de Liverpool SAB de CV – Class C1 (a)	30,654
42,800	Genomma Lab Internacional SAB de CV – Class B (a)	51,183
1,283,863	Gentera SAB de CV (a)	3,147,664
751,146	Grupo Financiero Banorte SAB de CV – Class O	6,841,990

	Total Mexico	10,495,994

	Philippines — 0.1%
760,300	LT Group, Inc.	186,535
4,056,800	Megaworld Corp.	146,362
22,700	Robinsons Retail Holdings, Inc.	14,076

	Total Philippines	346,973

	Poland — 0.0%
2,295	Powszechny Zaklad Ubezpieczen SA	38,196

	Qatar — 0.1%
55,220	Qatar National Bank QPSC	287,833

Shares	Description	Value ($)

	Russia — 0.0%
31,701,260	Alrosa PJSC (b) (c)	—
39,977	Evraz PLC * (b) (c)	—
1,432,600,000	Federal Grid Co-Rosseti PJSC * (b) (c)	—
219,070	Gazprom Neft PJSC (b) (c)	—
1,250,860	Gazprom PJSC * (b) (c)	—
3,721,200	GMK Norilskiy Nickel PAO * (b) (c)	—
78,536,400	Inter RAO UES PJSC * (b) (c)	—
239,440	LSR Group PJSC * (b) (c)	—
3	LSR Group PJSC GDR * (b) (c)	—
285,469	LUKOIL PJSC * (b) (c)	—
17,490,987	Magnitogorsk Iron & Steel Works PJSC (b) (c)	—
474,800	Mechel PJSC * (b) (c)	—
4,133,417	Moscow Exchange MICEX-RTS PJSC * (b) (c)	—
10,015,560	Novolipetsk Steel PJSC * (b) (c)	—
11,924	PhosAgro PJSC (b) (c)	—
230	PhosAgro PJSC GDR * (b) (c)	—
800,940	Polyus PJSC * (b) (c)	—
24,938,000	RusHydro PJSC * (b) (c)	—
13,125,612	Sberbank of Russia PJSC * (b) (c)	—
706,464	Severstal PAO GDR (Registered) * (b) (c)	—
68,353	SFI PJSC * (b) (c)	—
63,500,900	Surgutneftegas PAO * (b) (c)	—
2,860,038	Tatneft PJSC (b) (c)	—
8,118,000	Unipro PAO * (b) (c)	—
556,430	United Co. RUSAL International PJSC * (b) (c)	—

	Total Russia	—

	Saudi Arabia — 0.9%
96,831	Riyad Bank	668,878
14,631	Saudi Awwal Bank	117,425
234,654	Saudi National Bank	2,174,852
104,824	Saudi Telecom Co.	1,172,653

	Total Saudi Arabia	4,133,808

	South Africa — 0.2%
30,440	Ninety One Ltd.	76,395
1,336,696	Old Mutual Ltd.	1,051,905

	Total South Africa	1,128,300

	South Korea — 12.4%
17,297	Doosan Bobcat, Inc.	660,788
69,013	Hana Financial Group, Inc.	4,068,417
28,642	HMM Co. Ltd.	454,902
44,620	Hyundai Glovis Co. Ltd.	5,900,956
61,088	Hyundai Mobis Co. Ltd.	13,950,103
23,871	KB Financial Group, Inc.	1,864,451
102,418	Kia Corp.	7,749,300
66,558	KT&G Corp.	6,437,740
372	LG Corp.	19,890
195	LX Holdings Corp.	1,104

9	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued
73,830	Samsung E&A Co. Ltd.	1,539,597
109,337	Samsung Electronics Co. Ltd.	5,462,454
11,935	Shinhan Financial Group Co. Ltd.	559,255
8,813	SK Square Co. Ltd. *	934,685
330,094	Woori Financial Group, Inc.	5,888,729

	Total South Korea	55,492,371

	Sri Lanka — 0.1%
103,983,101	Anilana Hotels & Properties Ltd. * (d) (e)	309,832

	Taiwan — 22.1%
61,800	ASE Technology Holding Co. Ltd. ADR	612,438
219,000	ASE Technology Holding Co. Ltd.	1,063,567
354,000	Asustek Computer, Inc.	7,282,601
26,000	Bizlink Holding, Inc.	904,875
549,000	Compal Electronics, Inc.	493,811
465,000	CTBC Financial Holding Co. Ltd.	623,714
65,000	Eva Airways Corp.	82,319
1,720,200	Evergreen Marine Corp. Taiwan Ltd.	10,396,608
160,000	Global Brands Manufacture Ltd.	747,310
766,000	Hon Hai Precision Industry Co. Ltd.	5,057,093
69,000	Kung Long Batteries Industrial Co. Ltd.	293,815
188,000	MediaTek, Inc.	8,353,969
95,000	Phison Electronics Corp.	1,505,770
5,634,000	Pou Chen Corp.	5,296,533
337,936	Radiant Opto-Electronics Corp.	1,579,752
295,000	Realtek Semiconductor Corp.	5,125,343
64,000	Shinkong Insurance Co. Ltd.	225,519
26,000	Simplo Technology Co. Ltd.	334,477
1,019,000	Taiwan Semiconductor Manufacturing Co. Ltd.	38,162,962
46,000	Tripod Technology Corp.	481,045
70,000	United Integrated Services Co. Ltd.	2,800,132
420,000	Wan Hai Lines Ltd.	1,133,945
18,000	WPG Holdings Ltd.	39,242
2,313,000	Yang Ming Marine Transport Corp.	4,348,849
123,000	YungShin Global Holding Corp.	224,782
248,000	Zhen Ding Technology Holding Ltd.	1,582,372

	Total Taiwan	98,752,843

	Thailand — 6.1%
1,487,600	Kasikornbank PCL	7,737,919
10,627,400	Krung Thai Bank PCL	8,082,262
594,100	Pruksa Holding PCL (Foreign Registered)	75,247
933,600	PTT Exploration & Production PCL	3,228,529
2,391,800	PTT PCL	2,290,120
1,499,600	SCB X PCL	5,950,511

	Total Thailand	27,364,588

	United Arab Emirates — 2.6%
745,503	Abu Dhabi Commercial Bank PJSC	3,071,597
1,527,269	Emaar Properties PJSC	5,987,328
102,167	Emirates NBD Bank PJSC	702,346

Shares	Description	Value ($)

	United Arab Emirates — continued
309,580	First Abu Dhabi Bank PJSC	1,398,268
84,902	Orascom Construction PLC	681,716

	Total United Arab Emirates	11,841,255

	Vietnam — 0.2%
260,500	Quang Ngai Sugar JSC	470,670
182,200	Vietnam Engine & Agricultural Machinery Corp.	271,796

	Total Vietnam	742,466

	TOTAL COMMON STOCKS (COST $673,385,014)	427,079,977

	PREFERRED STOCKS (f) — 3.2%

	Brazil — 2.8%
1,064,900	Banco Bradesco SA ADR	3,311,839
3,303,080	Cia Energetica de Minas Gerais	6,768,395
152,300	Itau Unibanco Holding SA	1,081,186
44,930	Itau Unibanco Holding SA Sponsored ADR	320,800
618,000	Itausa SA	1,278,892

	Total Brazil	12,761,112

	Russia — 0.0%
194,570	Nizhnekamskneftekhim PJSC* (b) (c)	—
79,676,700	Surgutneftegas PAO* (b) (c)	—
86,900	Transneft PJSC* (b) (c)	—

	Total Russia	—

	South Korea — 0.4%
38,953	Samsung Electronics Co. Ltd.	1,581,566

	TOTAL PREFERRED STOCKS (COST $62,755,351)	14,342,678

	INVESTMENT FUNDS — 0.5%

	United States — 0.5%
462,348	GMO U.S. Treasury Fund, Class VI (e)	2,316,363

	TOTAL INVESTMENT FUNDS (COST $2,316,363)	2,316,363

See accompanying notes to the financial statements.	10

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
249,277	State Street Institutional Treasury Money
	Market Fund – Premier Class, 4.19% (g)	249,277

	TOTAL SHORT-TERM INVESTMENTS (COST $249,277)	249,277

	TOTAL INVESTMENTS — 99.2% (Cost $738,706,005)	443,988,295
	Other Assets and Liabilities (net) — 0.8%	3,796,058

	TOTAL NET ASSETS — 100.0%	$447,784,353

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of August 31, 2025

Alrosa PJSC	09/14/17	$46,779,239	0.0%	$—
Evraz PLC	10/20/21	325,882	0.0%	—
Federal Grid Co-Rosseti PJSC	01/16/20	3,566,461	0.0%	—
Gazprom Neft PJSC	02/11/22	1,504,524	0.0%	—
Gazprom PJSC	02/15/22	5,498,440	0.0%	—
GMK Norilskiy Nickel PAO	12/09/19	10,928,119	0.0%	—
Inter RAO UES PJSC	04/04/18	5,427,962	0.0%	—
LSR Group PJSC	03/01/19	2,449,446	0.0%	—
LSR Group PJSC GDR	05/06/21	7	0.0%	—
LUKOIL PJSC	08/31/21	26,859,350	0.0%	—
Magnitogorsk Iron & Steel Works PJSC	02/13/18	14,388,116	0.0%	—
Mechel PJSC	11/12/21	883,911	0.0%	—
Moscow Exchange MICEX-RTS PJSC	10/23/17	8,713,968	0.0%	—
Nizhnekamskneftekhim PJSC	03/24/20	204,612	0.0%	—
Novolipetsk Steel PJSC	10/11/17	26,618,404	0.0%	—
PhosAgro PJSC	02/09/22	802,829	0.0%	—
PhosAgro PJSC GDR	02/09/22	5,151	0.0%	—
Polyus PJSC	07/23/20	17,665,998	0.0%	—
RusHydro PJSC	02/09/22	256,737	0.0%	—
Sberbank of Russia PJSC	11/10/17	51,393,929	0.0%	—
Severstal PAO GDR (Registered)	10/12/17	13,249,420	0.0%	—
SFI PJSC	09/11/18	747,895	0.0%	—
Surgutneftegas PAO	09/17/15	36,354,554	0.0%	—
Surgutneftegas PAO	11/01/18	47,551,568	0.0%	—
Tatneft PJSC	11/02/18	25,364,999	0.0%	—
Transneft PJSC	05/29/20	1,711,599	0.0%	—
Unipro PAO	03/29/18	400,147	0.0%	—
United Co. RUSAL International PJSC	11/12/21	569,611	0.0%	—

				$—

11	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2025 (Unaudited)

A summary of outstanding financial instruments at August 31, 2025 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)

Buys
95	MSCI Emerging Market	September 2025	$6,008,275	$124,597

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of August 31, 2025, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(c)	The security is restricted as to resale.

(d)	Investment valued using significant unobservable inputs (Note 2).

(e)	Affiliated company (Note 10).

(f)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(g)	The rate disclosed is the 7 day net yield as of August 31, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 42.

See accompanying notes to the financial statements.	12

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 99.7%

	Australia — 3.2%
37,805	Aristocrat Leisure Ltd.	1,792,582
816,747	Brambles Ltd.	13,841,525
387,192	Fortescue Ltd.	4,883,720
173,489	GrainCorp Ltd. – Class A	905,772
73,929	JB Hi-Fi Ltd.	5,653,342
29,210	Rio Tinto Ltd.	2,206,437
135,546	Super Retail Group Ltd.	1,664,127

	Total Australia	30,947,505

	Belgium — 1.5%
154,054	Ageas SA	10,854,300
25,386	Bekaert SA	1,140,783
7,982	KBC Group NV	940,865
18,036	Melexis NV	1,427,935
29,381	Proximus SADP	254,688

	Total Belgium	14,618,571

	Denmark — 0.1%
279	AP Moller - Maersk AS – Class B	574,888

	Finland — 2.2%
4,964,168	Nokia OYJ	21,370,441

	France — 10.3%
7,967	Amundi SA	588,919
490,391	AXA SA	22,841,256
20,989	BNP Paribas SA	1,886,170
223,082	Cie de Saint-Gobain SA	24,083,743
101,591	Coface SA	1,913,195
94,864	Derichebourg SA	664,003
42,854	Eiffage SA	5,392,982
25,959	IPSOS SA	1,078,586
6,134	Legrand SA	934,122
34,139	Metropole Television SA	525,923
7,657	Orange SA	124,803
25,354	Rubis SCA	839,432
235,834	Sanofi SA	23,397,551
12,341	Schneider Electric SE	3,032,015
14,681	Societe BIC SA	917,439
63,687	Societe Generale SA	3,930,050
53,722	STMicroelectronics NV	1,462,513
141,986	STMicroelectronics NV - NY Shares	3,832,202
104,657	Television Francaise 1 SA	1,033,276

	Total France	98,478,180

	Germany — 7.4%
14,025	Allianz SE (Registered)	5,929,525
761,246	Deutsche Bank AG (Registered)	26,747,241
9,301	DWS Group GmbH & Co. KGaA	577,646
32,816	Heidelberg Materials AG	7,762,569
2,953	Hornbach Holding AG & Co. KGaA	359,427

Shares	Description	Value ($)

	Germany — continued
5,326	Indus Holding AG	139,940
40,876	Kloeckner & Co. SE	281,833
64,947	ProSiebenSat.1 Media SE	640,290
26,411	RTL Group SA	1,088,718
33,105	Salzgitter AG	863,410
94,507	Siemens AG (Registered)	26,197,832

	Total Germany	70,588,431

	Hong Kong — 4.4%
1,533,000	BOC Hong Kong Holdings Ltd.	6,960,011
2,335,500	CK Hutchison Holdings Ltd.	15,452,126
202,800	Dah Sing Banking Group Ltd.	272,520
26,869	Dah Sing Financial Holdings Ltd.	122,238
1,045,585	IGG, Inc.	636,937
122,901	Johnson Electric Holdings Ltd.	451,580
197,640	KLN Logistics Group Ltd.	203,653
144,326	Luk Fook Holdings International Ltd.	450,728
815,331	Pacific Textiles Holdings Ltd.	156,103
196,000	SITC International Holdings Co. Ltd.	692,174
69,500	Sun Hung Kai Properties Ltd.	820,961
287,500	Swire Pacific Ltd. – Class A	2,464,347
160,000	Techtronic Industries Co. Ltd.	2,069,183
372,000	United Laboratories International Holdings Ltd. (a)	733,987
730,000	VSTECS Holdings Ltd.	1,023,757
72,700	VTech Holdings Ltd.	587,302
8,594,515	WH Group Ltd.	9,235,668

	Total Hong Kong	42,333,275

	Israel — 0.3%
122,456	Bank Hapoalim BM	2,393,256

	Italy — 6.7%
89,405	Anima Holding SpA (a)	643,865
55,598	Banca IFIS SpA	1,503,044
241,882	Banco BPM SpA	3,318,405
66,604	Esprinet SpA (a)	354,168
442,789	Generali	17,285,185
1,853,747	Intesa Sanpaolo SpA	11,670,356
29,792	Iveco Group NV	640,584
178,361	Leonardo SpA	10,132,399
253,051	MFE-MediaForEurope NV – Class A	921,861
849,099	Unipol Assicurazioni SpA	17,740,249

	Total Italy	64,210,116

	Japan — 23.5%
38,420	AOKI Holdings, Inc.	465,530
435,100	Bandai Namco Holdings, Inc.	14,959,647
168,796	Brother Industries Ltd.	2,844,347
13,800	Canon Marketing Japan, Inc.	534,954
92,300	Credit Saison Co. Ltd.	2,343,845
102,000	Daido Steel Co. Ltd.	872,657
66,290	Daiwabo Holdings Co. Ltd.	1,405,480

13	See accompanying notes to the financial statements.

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
272,700	Fujitsu Ltd.	6,562,304
29,118	Fuyo General Lease Co. Ltd.	862,379
30,906	Gunze Ltd.	784,515
377,200	Hitachi Ltd.	10,163,054
27,800	Horiba Ltd.	2,064,211
112,154	ITOCHU Corp.	6,335,436
41,000	Kaga Electronics Co. Ltd.	958,708
41,200	Kajima Corp.	1,225,140
62,044	Kanematsu Corp.	1,305,816
879,192	KDDI Corp.	15,195,352
265,700	Komatsu Ltd.	8,995,100
26,293	Komeri Co. Ltd.	593,436
87,200	Konami Group Corp.	13,153,107
1,183,100	LY Corp.	3,745,669
49,157	MCJ Co. Ltd.	474,077
79,000	Mitsubishi Electric Corp.	1,885,969
9,384	Modec, Inc.	501,722
832,500	NEC Corp.	25,350,215
49,426	Nichias Corp.	1,902,900
81,600	Nippon Yusen KK	2,941,464
33,100	Nitto Denko Corp.	745,035
4,454,100	NTT, Inc.	4,710,989
1,542,800	Panasonic Holdings Corp.	15,616,651
82,324	Press Kogyo Co. Ltd.	365,467
312,900	Recruit Holdings Co. Ltd.	17,905,165
45,500	Renesas Electronics Corp.	531,106
11,966	San-A Co. Ltd.	231,632
85,400	Sanwa Holdings Corp.	2,749,516
113,000	Seiko Epson Corp.	1,436,960
37,695	Seiko Group Corp.	1,637,326
514,312	Sekisui Chemical Co. Ltd.	9,760,769
277,000	Sekisui House Ltd.	6,233,678
52,200	Shionogi & Co. Ltd.	902,941
162,500	Sumitomo Electric Industries Ltd.	4,551,456
848,500	Sumitomo Forestry Co. Ltd.	9,623,079
101,975	Tokyu Construction Co. Ltd.	777,281
12,428	Towa Pharmaceutical Co. Ltd. (a)	243,735
458,465	Toyota Tsusho Corp.	12,202,223
16,969	TPR Co. Ltd.	271,278
24,369	Valor Holdings Co. Ltd.	465,598
20,256	Warabeya Nichiyo Holdings Co. Ltd.	387,610
883,900	Yamaha Motor Co. Ltd.	6,405,774

	Total Japan	226,182,303

	Netherlands — 7.1%
37,739	ABN AMRO Bank NV	1,088,531
104,524	EXOR NV	10,474,941
294,369	Koninklijke Ahold Delhaize NV	11,796,189
207,842	NN Group NV	14,306,199
457,958	Prosus NV	28,329,032
76,496	Signify NV	2,020,047

	Total Netherlands	68,014,939

Shares	Description	Value ($)

	Norway — 1.4%
411,726	Elkem ASA	1,048,245
35,331	Europris ASA	341,818
330,122	Hoegh Autoliners ASA	3,793,891
739,833	Orkla ASA	8,272,156
38,577	Wallenius Wilhelmsen ASA	361,010

	Total Norway	13,817,120

	Portugal — 0.3%
253,973	Navigator Co. SA (a)	985,477
156,820	REN - Redes Energeticas Nacionais SGPS SA	548,572
757,857	Sonae SGPS SA	1,133,207

	Total Portugal	2,667,256

	Singapore — 3.6%
730,000	ComfortDelGro Corp. Ltd.	824,736
107,900	DBS Group Holdings Ltd.	4,247,255
381,100	First Resources Ltd.	507,803
1,216,900	Oversea-Chinese Banking Corp. Ltd.	15,867,730
377,000	Sheng Siong Group Ltd.	596,451
185,700	Singapore Exchange Ltd.	2,397,331
44,100	United Overseas Bank Ltd.	1,207,751
87,700	Venture Corp. Ltd.	928,110
882,722	Yangzijiang Financial Holding Ltd.	722,185
3,237,422	Yangzijiang Shipbuilding Holdings Ltd.	7,335,391

	Total Singapore	34,634,743

	Spain — 5.8%
1,563,158	Banco Bilbao Vizcaya Argentaria SA	28,447,914
827,471	Banco Santander SA	7,902,380
356,188	CaixaBank SA	3,556,546
293,337	Indra Sistemas SA (a)	11,846,882
863,685	Mapfre SA	3,785,247

	Total Spain	55,538,969

	Sweden — 0.2%
134,654	Betsson AB – Class B	2,279,147

	Switzerland — 6.2%
245,480	ABB Ltd. (Registered)	16,474,433
12,270	Galenica AG	1,314,526
50,204	Logitech International SA (Registered)	5,183,950
68,857	Novartis AG (Registered)	8,715,373
68,585	Roche Holding AG	22,364,071
57,953	Sandoz Group AG ADR (a)	3,644,664
9,501	u-blox Holding AG *	1,609,937
3,995	Zehnder Group AG – Class RG	357,392

	Total Switzerland	59,664,346

	United Kingdom — 15.5%
441,517	3i Group PLC	23,987,055
404,097	British American Tobacco PLC Sponsored ADR	22,989,078

See accompanying notes to the financial statements.	14

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares / Par Value†	Description	Value ($)

	United Kingdom — continued
7,543,326	BT Group PLC	22,085,270
142,724	Coca-Cola HBC AG	7,219,592
83,864	Crest Nicholson Holdings PLC	170,460
488,845	Ferrexpo PLC *	364,811
49,060	Galliford Try Holdings PLC	283,972
193,196	GSK PLC Sponsored ADR (a)	7,664,085
103,137	Halfords Group PLC	191,068
230,225	HSBC Holdings PLC	2,947,197
58,505	HSBC Holdings PLC Sponsored ADR (a)	3,771,817
323,508	IG Group Holdings PLC	4,942,139
524,417	Imperial Brands PLC	22,147,538
605,290	Kingfisher PLC	2,108,289
17,345	Next PLC	2,802,911
19,144	Smiths Group PLC	609,555
109,244	Vesuvius PLC	552,261
436,418	Vodafone Group PLC	522,577
1,970,791	Vodafone Group PLC Sponsored ADR	23,570,661

	Total United Kingdom	148,930,336

	TOTAL COMMON STOCKS (COST $784,903,204)	957,243,822

	PREFERRED STOCKS (b) — 0.0%

	Germany — 0.0%
3,755	Draegerwerk AG & Co. KGaA	291,282

	TOTAL PREFERRED STOCKS (COST $345,361)	291,282

	INVESTMENT FUNDS — 5.5%

	United States — 5.5%
10,622,466	GMO U.S. Treasury Fund, Class VI (c)	53,218,555

	TOTAL INVESTMENT FUNDS (COST $53,218,555)	53,218,555

	DEBT OBLIGATIONS — 0.1%

	United States — 0.1%
1,300,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 4.30%, due 04/30/27	1,299,842

	TOTAL DEBT OBLIGATIONS (COST $1,300,490)	1,299,842

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
708,362	State Street Institutional Treasury Money Market Fund – Premier Class, 4.19% (d)	708,362

	TOTAL SHORT-TERM INVESTMENTS (COST $708,362)	708,362

	TOTAL INVESTMENTS — 105.4% (Cost $840,475,972)	1,012,761,863
	Other Assets and Liabilities (net) — (5.4)%	(52,060,269)

	TOTAL NET ASSETS — 100.0%	$960,701,594

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	Affiliated company (Note 10).

(d)	The rate disclosed is the 7 day net yield as of August 31, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 42.

15	See accompanying notes to the financial statements.

GMO International Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.3%

	Australia — 5.5%
150,794	Aurizon Holdings Ltd.	319,345
367,841	BHP Group Ltd.	10,252,819
46,701	BlueScope Steel Ltd.	699,660
13,353	Dexus – (REIT)	65,523
293,466	Fortescue Ltd.	3,701,538
5,580	Rio Tinto Ltd.	421,497
8,112	Westpac Banking Corp.	204,334
42,744	Woodside Energy Group Ltd.	736,799

	Total Australia	16,401,515

	Austria — 1.1%
37,911	OMV AG	2,088,123
32,603	Raiffeisen Bank International AG	1,083,138

	Total Austria	3,171,261

	Belgium — 1.0%
13,720	Ageas SA	966,680
17,431	KBC Group NV	2,054,650
6,183	Proximus SADP	53,597

	Total Belgium	3,074,927

	Canada — 14.2%
31,100	Bank of Montreal	3,763,432
67,850	Bank of Nova Scotia (a) (b)	4,237,911
90,100	Bank of Nova Scotia (a)	5,627,027
29,300	Canadian Imperial Bank of Commerce	2,263,398
11,400	Empire Co. Ltd. – Class A	442,519
10,700	IGM Financial, Inc.	383,637
2,800	Imperial Oil Ltd. (b)	254,077
11,049	Magna International, Inc. (a)	507,149
18,800	Magna International, Inc. (a)	862,964
60,874	Manulife Financial Corp. (a)	1,871,875
114,900	Manulife Financial Corp. (a)	3,534,805
43,200	Parex Resources, Inc.	544,188
66,100	Power Corp. of Canada	2,797,825
7,300	Russel Metals, Inc. (b)	221,124
37,630	Sun Life Financial, Inc. (a) (b)	2,198,721
45,700	Sun Life Financial, Inc. (a) (b)	2,669,424
131,500	Toronto-Dominion Bank	9,873,870

	Total Canada	42,053,946

	Denmark — 1.0%
327	AP Moller - Maersk AS – Class A	672,223
836	AP Moller - Maersk AS – Class B	1,722,603
867	Genmab AS *	216,394
38,768	H Lundbeck AS	245,317

	Total Denmark	2,856,537

	Finland — 0.3%
27,383	Valmet OYJ	951,767

Shares	Description	Value ($)

	France — 10.2%
5,627	Aperam SA	170,833
3,700	Arkema SA	262,522
21,335	AXA SA	993,734
83,300	BNP Paribas SA	7,485,731
52,277	Carrefour SA	756,858
21,865	Credit Agricole SA	399,955
2,029	Ipsen SA	275,856
56,567	Orange SA	921,995
56,082	Sanofi SA	5,564,005
27,523	Societe Generale SA	1,698,412
3,714	Teleperformance SE (b)	286,568
165,577	TotalEnergies SE	10,395,097
89,457	Valeo SE	1,085,642

	Total France	30,297,208

	Germany — 5.6%
28,013	Bayerische Motoren Werke AG	2,930,732
41,853	Daimler Truck Holding AG	1,968,718
92,510	Deutsche Bank AG (Registered)	3,250,444
60,469	Deutsche Post AG	2,756,037
8,740	Deutsche Telekom AG	319,840
6,512	DWS Group GmbH & Co. KGaA	404,433
12,817	Fresenius Medical Care AG	660,700
9,488	Henkel AG & Co. KGaA	729,197
50,020	Mercedes-Benz Group AG	3,130,491
1,277	Siemens AG (Registered)	353,991

	Total Germany	16,504,583

	Hong Kong — 2.3%
212,000	CK Asset Holdings Ltd.	1,003,078
330,000	CK Hutchison Holdings Ltd.	2,183,345
49,500	Kerry Properties Ltd.	128,382
179,000	Sun Hung Kai Properties Ltd.	2,114,417
4,500	Swire Pacific Ltd. – Class A	38,572
1,800	VTech Holdings Ltd.	14,541
1,288,500	WH Group Ltd.	1,384,622

	Total Hong Kong	6,866,957

	Israel — 0.5%
30,001	Bank Hapoalim BM	586,334
13,644	Bank Leumi Le-Israel BM	262,197
33,423	Israel Discount Bank Ltd. – Class A	331,110
3,485	Mizrahi Tefahot Bank Ltd.	227,594

	Total Israel	1,407,235

	Italy — 2.0%
39,494	Banco BPM SpA	541,822
82,013	BPER Banca SpA	851,874
129,460	Intesa Sanpaolo SpA	815,022
236,398	Stellantis NV	2,263,580
418,689	Telecom Italia SpA *	200,800
14,992	Tenaris SA	271,590
8,490	Tenaris SA ADR	307,253

See accompanying notes to the financial statements.	16

GMO International Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Italy — continued
35,527	Unipol Assicurazioni SpA	742,267

	Total Italy	5,994,208

	Japan — 21.4%
38,100	Asahi Group Holdings Ltd.	478,793
22,900	Asahi Kasei Corp.	186,877
51,200	Bridgestone Corp.	2,312,982
46,400	Brother Industries Ltd.	781,877
4,300	Credit Saison Co. Ltd.	109,193
15,600	Dai Nippon Printing Co. Ltd.	261,294
5,000	Daito Trust Construction Co. Ltd.	532,059
81,900	Daiwa House Industry Co. Ltd.	2,893,749
15,600	Denso Corp.	223,541
18,300	Hitachi Construction Machinery Co. Ltd.	562,585
167,300	Honda Motor Co. Ltd.	1,854,516
113,494	Honda Motor Co. Ltd. Sponsored ADR (b)	3,790,700
36,500	Idemitsu Kosan Co. Ltd.	242,150
227,100	Inpex Corp.	3,858,920
71,500	Isuzu Motors Ltd.	936,551
45,400	Japan Post Holdings Co. Ltd.	463,280
121,700	Kirin Holdings Co. Ltd.	1,766,667
98,600	Komatsu Ltd.	3,338,038
137,400	Kubota Corp.	1,588,626
28,900	Mazda Motor Corp.	192,817
219,100	Mitsui & Co. Ltd.	5,043,984
13,000	Mitsui Mining & Smelting Co. Ltd.	916,634
27,000	Mitsui OSK Lines Ltd.	866,409
67,100	Nippon Yusen KK	2,418,777
17,300	Niterra Co. Ltd.	616,234
57,200	Nitto Denko Corp.	1,287,493
5,017,600	NTT, Inc.	5,306,989
95,300	Ono Pharmaceutical Co. Ltd.	1,073,386
87,500	ORIX Corp.	2,259,950
309,900	Panasonic Holdings Corp.	3,136,894
47,300	Renesas Electronics Corp.	552,116
13,900	Seiko Epson Corp.	176,759
51,200	Sekisui Chemical Co. Ltd.	971,689
52,600	Sekisui House Ltd.	1,183,724
105,200	Shionogi & Co. Ltd.	1,819,719
22,400	Sojitz Corp.	590,098
20,600	Subaru Corp.	404,097
71,800	Sumitomo Corp.	2,010,787
76,600	Sumitomo Forestry Co. Ltd.	868,742
15,700	Suntory Beverage & Food Ltd.	486,018
31,300	Tosoh Corp.	493,426
15,100	Toyo Tire Corp.	383,629
100,700	Toyota Tsusho Corp.	2,680,169
186,000	Yamaha Motor Co. Ltd.	1,347,974
8,700	Yokohama Rubber Co. Ltd.	320,121

	Total Japan	63,591,033

	Netherlands — 3.5%
45,339	ABN AMRO Bank NV	1,307,742

Shares	Description	Value ($)

	Netherlands — continued
995	Akzo Nobel NV	68,779
6,417	EXOR NV	643,084
231,723	ING Groep NV	5,532,379
18,295	JDE Peet’s NV	669,988
14,300	Koninklijke Ahold Delhaize NV	573,041
4,891	NN Group NV	336,658
47,871	Signify NV	1,264,140

	Total Netherlands	10,395,811

	Norway — 2.5%
269,338	Equinor ASA	6,646,947
71,169	Orkla ASA	795,748

	Total Norway	7,442,695

	Portugal — 0.0%
4,483	Sonae SGPS SA	6,703

	Russia — 0.0%
9,800	Surgutneftegas PAO * (c) (d)	—

	Singapore — 1.0%
151,000	Oversea-Chinese Banking Corp. Ltd.	1,968,960
38,100	United Overseas Bank Ltd.	1,043,432

	Total Singapore	3,012,392

	Spain — 5.2%
36,611	Acerinox SA	451,698
430,156	Banco Bilbao Vizcaya Argentaria SA	7,828,410
450,822	Banco Santander SA	4,305,368
176,525	Repsol SA	2,894,321

	Total Spain	15,479,797

	Sweden — 3.2%
16,695	Boliden AB *	575,442
9,332	SKF AB – B Shares	239,613
32,285	SSAB AB – B Shares	183,228
78,595	Swedbank AB – A Shares	2,211,888
193,566	Telefonaktiebolaget LM Ericsson – B Shares	1,532,425
152,399	Volvo AB – B Shares	4,689,012

	Total Sweden	9,431,608

	Switzerland — 7.5%
40,836	Adecco Group AG (Registered)	1,308,117
24,136	Nestle SA (Registered)	2,276,762
31,763	Novartis AG (Registered)	4,020,309
40,855	Novartis AG Sponsored ADR	5,170,200
1,909	Roche Holding AG (a)	655,619
20,739	Roche Holding AG (a)	6,762,535
12,024	Sandoz Group AG ADR	756,189
1,908	Swisscom AG (Registered)	1,379,436

	Total Switzerland	22,329,167

17	See accompanying notes to the financial statements.

GMO International Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — 9.3%
16,498	3i Group PLC	896,315
168,270	Aberdeen Group PLC	442,891
27,290	Associated British Foods PLC	797,514
7,759	Berkeley Group Holdings PLC	377,588
840,876	BT Group PLC	2,461,908
14,450	DCC PLC	918,946
27,814	Drax Group PLC	244,309
152,291	GSK PLC Sponsored ADR (b)	6,041,384
117,242	HSBC Holdings PLC	1,500,859
49,668	HSBC Holdings PLC Sponsored ADR (b)	3,202,096
43,177	IG Group Holdings PLC	659,603
567,693	ITV PLC	626,224
191,305	J Sainsbury PLC	774,115
417,086	Kingfisher PLC	1,452,754
104,320	Rio Tinto PLC Sponsored ADR	6,542,951
154,344	Schroders PLC	792,937

	Total United Kingdom	27,732,394

	TOTAL COMMON STOCKS (COST $236,121,569)	289,001,744

	PREFERRED STOCKS (e) — 1.5%

	Germany — 1.5%
3,509	Bayerische Motoren Werke AG	335,977
22,839	Henkel AG & Co. KGaA	1,927,845
18,197	Volkswagen AG	2,120,451

	Total Germany	4,384,273

	TOTAL PREFERRED STOCKS (COST $3,834,570)	4,384,273

	INVESTMENT FUNDS — 0.7%

	United States — 0.7%
403,650	GMO U.S. Treasury Fund, Class VI (f)	2,022,286

	TOTAL INVESTMENT FUNDS (COST $2,022,241)	2,022,286

	RIGHTS/WARRANTS — 0.0%

	Italy — 0.0%
418,689	Telecom Italia SpA * (g)	5,325

	Total Italy	5,325

	TOTAL RIGHTS/WARRANTS (COST $0)	5,325

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Funds — 0.3%
989,283	State Street Institutional Treasury Money Market Fund – Premier Class, 4.19% (h)	989,283

	TOTAL SHORT-TERM INVESTMENTS (COST $989,283)	989,283

	TOTAL INVESTMENTS — 99.8% (Cost $242,967,663)	296,402,911
	Other Assets and Liabilities (net) — 0.2%	598,741

	TOTAL NET ASSETS — 100.0%	$297,001,652

See accompanying notes to the financial statements.	18

GMO International Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2025 (Unaudited)

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of August 31, 2025

Surgutneftegas PAO	05/12/20	$4,974	0.0%	$—

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Securities are traded on separate exchanges for the same entity.

(b)	All or a portion of this security is out on loan (Note 2).

(c)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(d)	The security is restricted as to resale.

(e)	Preferred dividend rates are disclosed to the extent that a stated rate exists.
(f)	Affiliated company (Note 10).

(g)	Investment valued using significant unobservable inputs (Note 2).

(h)	The rate disclosed is the 7 day net yield as of August 31, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 42.

19	See accompanying notes to the financial statements.

GMO-Usonian Japan Value Creation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.1%

	Automobiles & Components — 5.6%
414,100	Isuzu Motors Ltd.	5,424,138
244,000	Stanley Electric Co. Ltd.	4,941,890

	Total Automobiles & Components	10,366,028

	Banks — 7.7%
251,000	Sumitomo Mitsui Financial Group, Inc.	6,836,128
262,000	Sumitomo Mitsui Trust Group, Inc.	7,456,253

	Total Banks	14,292,381

	Capital Goods — 26.4%
194,300	AGC, Inc.	6,092,710
168,400	EXEO Group, Inc.	2,484,216
261,200	Fuji Corp.	4,862,059
350,400	Kanematsu Corp.	7,374,732
69,900	Kyudenko Corp.	3,364,341
342,500	Mitsubishi Electric Corp.	8,176,512
759,700	Penta-Ocean Construction Co. Ltd.	5,483,659
175,600	THK Co. Ltd.	4,722,961
246,400	TOTO Ltd.	6,362,730

	Total Capital Goods	48,923,920

	Consumer Durables & Apparel — 7.8%
281,000	Mizuno Corp.	4,901,086
259,200	Sega Sammy Holdings, Inc.	5,392,835
617,900	Yamaha Corp.	4,065,613

	Total Consumer Durables & Apparel	14,359,534

	Financial Services — 5.5%
220,500	Credit Saison Co. Ltd.	5,599,327
204,500	Zenkoku Hosho Co. Ltd.	4,676,565

	Total Financial Services	10,275,892

	Food, Beverage & Tobacco — 7.8%
218,400	Kirin Holdings Co. Ltd.	3,170,420
210,100	Morinaga & Co. Ltd.	3,812,585
195,600	NH Foods Ltd.	7,390,844

	Total Food, Beverage & Tobacco	14,373,849

	Health Care Equipment & Services — 7.5%
555,700	H.U. Group Holdings, Inc.	13,819,255

	Insurance — 2.7%
193,300	T&D Holdings, Inc.	5,004,502

	Materials — 6.7%
252,800	Denka Co. Ltd.	3,823,286
143,700	Maruichi Steel Tube Ltd.	3,701,331
699,800	Tokai Carbon Co. Ltd.	4,805,209

	Total Materials	12,329,826

Shares	Description	Value ($)

	Real Estate Management & Development — 1.1%
94,100	Tosei Corp.	2,031,507

	Semiconductors & Semiconductor Equipment — 3.2%
378,200	SUMCO Corp.	3,146,698
239,400	Towa Corp.	2,788,283

	Total Semiconductors & Semiconductor Equipment	5,934,981

	Software & Services — 2.2%
134,700	NEC Corp.	4,101,710

	Technology Hardware & Equipment — 9.5%
138,000	Amano Corp.	3,942,145
213,200	Daiwabo Holdings Co. Ltd.	4,520,263
173,200	FUJIFILM Holdings Corp.	4,103,240
134,500	Macnica Holdings, Inc.	1,829,851
223,000	Maxell Ltd.	3,115,285

	Total Technology Hardware & Equipment	17,510,784

	Transportation — 3.4%
114,900	Sankyu, Inc.	6,383,844

	TOTAL COMMON STOCKS (COST $149,854,237)	179,708,013

	INVESTMENT FUNDS — 2.8%

	United States — 2.8%
1,025,197	GMO U.S. Treasury Fund, Class VI (a)	5,136,236

	TOTAL INVESTMENT FUNDS (COST $5,135,436)	5,136,236

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
21,610	State Street Institutional Treasury Money Market Fund – Premier Class, 4.19% (b)	21,610

	TOTAL SHORT-TERM INVESTMENTS (COST $21,610)	21,610

	TOTAL INVESTMENTS — 99.9% (Cost $155,011,283)	184,865,859
	Other Assets and Liabilities (net) — 0.1%	149,280

	TOTAL NET ASSETS — 100.0%	$185,015,139

Notes to Schedule of Investments:

(a)	Affiliated company (Note 10).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2025.

See accompanying notes to the financial statements.	20

GMO-Usonian Japan Value Creation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2025 (Unaudited)

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 42.

21	See accompanying notes to the financial statements.

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 99.0%

	Banks — 4.3%
5,517,406	U.S. Bancorp	269,414,935
2,534,224	Wells Fargo & Co.	208,262,528

	Total Banks	477,677,463

	Capital Goods — 2.5%
449,203	Knorr-Bremse AG	46,924,893
687,259	Safran SA	228,395,564

	Total Capital Goods	275,320,457

	Consumer Discretionary Distribution & Retail — 3.8%
1,097,576	Amazon.com, Inc.*	251,344,904
1,184,968	TJX Cos., Inc.	161,878,478

	Total Consumer Discretionary Distribution & Retail	413,223,382

	Consumer Durables & Apparel — 1.4%
257,035	LVMH Moet Hennessy Louis Vuitton SE	151,762,096

	Consumer Services — 4.6%
1,010,325	Amadeus IT Group SA	84,744,206
7,270,759	Compass Group PLC	247,116,369
623,856	Hilton Worldwide Holdings, Inc.	172,221,688

	Total Consumer Services	504,082,263

	Financial Services — 3.2%
635,577	Tradeweb Markets, Inc. – Class A	78,404,779
791,713	Visa, Inc. – Class A	278,508,799

	Total Financial Services	356,913,578

	Food, Beverage & Tobacco — 6.1%
2,227,024	Coca-Cola Co.	153,642,386
1,203,377	Constellation Brands, Inc. – Class A	194,874,871
5,548,651	Diageo PLC	153,885,318
1,726,555	Nestle SA (Registered)	162,866,869

	Total Food, Beverage & Tobacco	665,269,444

	Health Care Equipment & Services — 11.8%
2,612,518	Abbott Laboratories	346,576,638
486,585	Cigna Group	146,398,829
789,218	Elevance Health, Inc.	251,484,316
371,346	Intuitive Surgical, Inc.*	175,756,205
567,614	Quest Diagnostics, Inc.	103,101,407
867,881	UnitedHealth Group, Inc.	268,930,285

	Total Health Care Equipment & Services	1,292,247,680

	Household & Personal Products — 2.2%
3,779,177	Unilever PLC	238,409,547

	Media & Entertainment — 8.9%
2,209,915	Alphabet, Inc. – Class A	470,513,002

Shares	Description	Value ($)

	Media & Entertainment — continued
690,551	Meta Platforms, Inc. – Class A	510,110,024

	Total Media & Entertainment	980,623,026

	Pharmaceuticals, Biotechnology & Life Sciences —11.9%
219,698	Eli Lilly & Co.	160,946,361
42,883,931	Haleon PLC	211,042,099
2,086,325	Johnson & Johnson	369,634,200
1,921,579	Merck & Co., Inc.	161,643,225
1,294,770	Novo Nordisk AS – Class B	73,166,691
672,936	Thermo Fisher Scientific, Inc.	331,569,026

	Total Pharmaceuticals, Biotechnology & Life Sciences	1,308,001,602

	Semiconductors & Semiconductor Equipment — 13.6%
180,358	ASML Holding NV	133,932,499
850,905	Broadcom, Inc.	253,050,638
120,069	KLA Corp.	104,700,168
3,051,959	Lam Research Corp.	305,653,694
10,711,426	Taiwan Semiconductor Manufacturing Co. Ltd.	401,157,741
1,486,482	Texas Instruments, Inc.	300,982,876

	Total Semiconductors & Semiconductor Equipment	1,499,477,616

	Software & Services — 19.2%
1,062,937	Accenture PLC – Class A	276,331,732
3,119,076	Dassault Systemes SE	97,003,883
1,562,663	Microsoft Corp.	791,785,715
1,601,311	Oracle Corp.	362,104,456
1,207,644	Salesforce, Inc.	309,458,775
1,003,538	SAP SE	273,159,177

	Total Software & Services	2,109,843,738

	Technology Hardware & Equipment — 4.0%
1,914,855	Apple, Inc.	444,514,440

	Transportation — 1.5%
1,775,095	Uber Technologies, Inc.*	166,415,156

	TOTAL COMMON STOCKS (COST $5,977,110,140)	10,883,781,488

	INVESTMENT FUNDS — 0.8%

	United States — 0.8%
18,361,233	GMO U.S. Treasury Fund, Class VI (a)	91,989,777

	TOTAL INVESTMENT FUNDS (COST $91,985,766)	91,989,777

See accompanying notes to the financial statements.	22

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
1,054,371	State Street Institutional Treasury Money Market Fund – Premier Class, 4.19% (b)	1,054,371

	TOTAL SHORT-TERM INVESTMENTS (COST $1,054,371)	1,054,371

	TOTAL INVESTMENTS — 99.8% (Cost $6,070,150,277)	10,976,825,636
	Other Assets and Liabilities (net) — 0.2%	18,351,583

	TOTAL NET ASSETS — 100.0%	$10,995,177,219

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Affiliated company (Note 10).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 42.

23	See accompanying notes to the financial statements.

GMO Resource Transition Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 89.2%

	Australia — 0.5%
578,245	Sunrise Energy Metals Ltd. *	656,822

	Brazil — 6.3%
276,900	Sao Martinho SA	929,494
370,100	Suzano SA	3,580,281
330,900	Vale SA	3,390,873

	Total Brazil	7,900,648

	Canada — 7.9%
273,200	Anaergia, Inc. *	487,378
42,100	Enerflex Ltd.	424,265
57,400	First Quantum Minerals Ltd. *	1,006,020
290,754	Greenlane Renewables, Inc. *	56,103
308,200	Ivanhoe Mines Ltd. – Class A* (a)	2,724,395
531,300	Largo, Inc. *	814,349
504,000	NexGen Energy Ltd. * (a)	3,967,117
6,900	Precision Drilling Corp. * (a)	399,425

	Total Canada	9,879,052

	China — 1.1%
299,300	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. – Class A	810,250
236,269	Western Mining Co. Ltd. – Class A	618,613

	Total China	1,428,863

	Denmark — 2.8%
175,838	Vestas Wind Systems AS	3,500,487

	Finland — 4.9%
25,668	Kemira OYJ	593,411
298,692	Neste OYJ	5,489,513

	Total Finland	6,082,924

	France — 2.1%
11,894	Technip Energies NV	549,726
63,858	Veolia Environnement SA	2,108,958

	Total France	2,658,684

	Italy — 1.0%
66,410	Tenaris SA	1,203,063

	Japan — 0.5%
12,600	Modec, Inc.	673,668

	Mexico — 0.8%
152,400	Grupo Mexico SAB de CV – Series B	999,670

	Netherlands — 0.7%
29,489	SBM Offshore NV	806,213

Shares	Description	Value ($)

	Norway — 2.3%
115,004	Austevoll Seafood ASA	1,066,751
22,258	Bakkafrost P/F	966,889
55,022	DOF Group ASA	536,787
46,488	TGS ASA	355,417

	Total Norway	2,925,844

	South Africa — 0.2%
23,258	African Rainbow Minerals Ltd. (a)	241,400

	United Kingdom — 15.7%
98,302	Anglo American PLC	3,027,203
1,977,847	Glencore PLC *	7,813,576
140,735	Rio Tinto PLC	8,797,600

	Total United Kingdom	19,638,379

	United States — 42.4%
10,800	Advanced Drainage Systems, Inc.	1,554,876
57,019	Aemetis, Inc. *	144,828
17,200	AGCO Corp.	1,860,867
41,400	Albemarle Corp.	3,515,688
162,890	Ameresco, Inc. – Class A*	4,142,293
647,345	Array Technologies, Inc. *	5,832,578
524,720	Clean Energy Fuels Corp. *	1,380,014
24,900	Corteva, Inc.	1,847,331
230,300	Darling Ingredients, Inc. *	7,820,989
16,200	First Solar, Inc. *	3,162,078
29,800	Freeport-McMoRan, Inc.	1,323,120
267,700	Green Plains, Inc. *	2,974,147
25,800	Helmerich & Payne, Inc.	538,962
40,300	Liberty Energy, Inc.	453,375
30,000	NEXTracker, Inc. – Class A*	2,017,800
9,000	PotlatchDeltic Corp. – (REIT)	378,270
175,800	SolarEdge Technologies, Inc. *	5,945,556
416,637	Sunrun, Inc. *	6,653,693
1,700	Valmont Industries, Inc.	624,104
5,500	Veralto Corp.	584,045
14,800	Weyerhaeuser Co. – (REIT)	382,876

	Total United States	53,137,490

	TOTAL COMMON STOCKS (COST $151,972,508)	111,733,207

	PREFERRED STOCKS (b) —8.2%

	Brazil — 4.3%
1,802,465	Bradespar SA	5,445,443

	Chile — 3.9%
106,600	Sociedad Quimica y Minera de Chile SA Sponsored ADR*	4,851,366

	TOTAL PREFERRED STOCKS (COST $17,945,042)	10,296,809

See accompanying notes to the financial statements.	24

GMO Resource Transition Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	INVESTMENT FUNDS — 2.2%

	United States — 2.2%
555,159	GMO U.S. Treasury Fund, Class VI (c)	2,781,343

	TOTAL INVESTMENT FUNDS (COST $2,781,343)	2,781,343

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%
226,805	State Street Institutional Treasury Money Market Fund – Premier Class, 4.19% (d)	226,805

	TOTAL SHORT-TERM INVESTMENTS (COST $226,805)	226,805

	TOTAL INVESTMENTS — 99.8% (Cost $172,925,698)	125,038,164
	Other Assets and Liabilities (net) — 0.2%	199,882

	TOTAL NET ASSETS — 100.0%	$125,238,046

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	Affiliated company (Note 10).

(d)	The rate disclosed is the 7 day net yield as of August 31, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 42.

25	See accompanying notes to the financial statements.

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 90.4%

	Argentina — 4.8%
870,008	Vista Energy SAB de CV ADR * (a)	33,912,912
1,217,367	YPF SA Sponsored ADR * (a)	37,093,172

	Total Argentina	71,006,084

	Australia — 0.4%
735,000	Clean TeQ Water Ltd. * (a)	119,990
605,892	Santos Ltd.	3,172,051
1,938,657	Sunrise Energy Metals Ltd. *	2,202,098

	Total Australia	5,494,139

	Austria — 0.7%
200,048	OMV AG (a)	11,018,564

	Brazil — 4.4%
1,208,700	Petroreconcavo SA	2,882,501
643,170	PRIO SA *	4,492,350
2,027,782	Sao Martinho SA	6,806,834
2,685,652	Suzano SA	25,980,514
2,402,980	Vale SA	24,624,357

	Total Brazil	64,786,556

	Canada — 6.0%
654,900	Anaergia, Inc. *	1,168,315
368,379	ARC Resources Ltd.	7,089,422
322,900	Enerflex Ltd.	3,254,040
419,977	First Quantum Minerals Ltd. *	7,360,721
696,749	Greenlane Renewables, Inc. *	134,444
2,254,882	Ivanhoe Mines Ltd. – Class A* (a)	19,932,477
1,273,509	Largo, Inc. * (a)	1,951,969
3,688,339	NexGen Energy Ltd. * (a)	29,031,889
52,800	Precision Drilling Corp. * (a)	3,056,468
1,126,700	Tamarack Valley Energy Ltd.	4,421,970
247,275	Vermilion Energy, Inc. (a)	1,866,926
1,179,945	Whitecap Resources, Inc.	8,883,847

	Total Canada	88,152,488

	China — 0.7%
2,172,100	Henan Shenhuo Coal Industry & Electricity
	Power Co. Ltd. – Class A	5,880,199
1,797,445	Western Mining Co. Ltd. – Class A	4,706,171

	Total China	10,586,370

	Denmark — 1.7%
1,286,769	Vestas Wind Systems AS	25,616,295

	Finland — 3.0%
186,263	Kemira OYJ	4,306,159
2,167,520	Neste OYJ	39,835,784

	Total Finland	44,141,943

Shares	Description	Value ($)

	France — 1.3%
87,096	Technip Energies NV	4,025,471
467,510	Veolia Environnement SA	15,439,866

	Total France	19,465,337

	Hong Kong — 0.4%
79,830,000	United Energy Group Ltd. (a)	5,621,453

	Hungary — 0.4%
667,025	MOL Hungarian Oil & Gas PLC	5,740,403

	Italy — 0.6%
481,921	Tenaris SA	8,730,333

	Japan — 0.7%
638,100	Japan Petroleum Exploration Co. Ltd.	5,234,335
91,900	Modec, Inc.	4,913,496

	Total Japan	10,147,831

	Mexico — 0.5%
1,115,372	Grupo Mexico SAB de CV – Series B (a)	7,316,295

	Netherlands — 0.4%
213,991	SBM Offshore NV	5,850,394

	Norway — 2.4%
518,930	Aker BP ASA	13,127,870
841,596	Austevoll Seafood ASA	7,806,454
161,649	Bakkafrost P/F	7,022,040
417,592	DOF Group ASA	4,073,971
340,194	TGS ASA	2,600,906

	Total Norway	34,631,241

	Pakistan — 0.2%
3,449,060	Oil & Gas Development Co. Ltd.	3,239,603

	Portugal — 2.9%
2,232,784	Galp Energia SGPS SA	43,400,270

	Russia — 0.0%
3,574,704	Gazprom Neft PJSC (b) (c)	—
14,145,410	Gazprom PJSC * (b) (c)	—
23,291,700	GMK Norilskiy Nickel PAO * (b) (c)	—
248,399	LUKOIL PJSC * (b) (c)	—
338,098	PhosAgro PJSC (b) (c)	—
6,533	PhosAgro PJSC GDR * (b) (c)	—
3,476,399	Tatneft PJSC (b) (c)	—

	Total Russia	—

	Singapore — 0.0%
2,725,600	Ezra Holdings Ltd. * (a) (b)	2

	South Africa — 0.1%
170,031	African Rainbow Minerals Ltd. (a)	1,764,789

See accompanying notes to the financial statements.	26

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Ukraine — 0.2%
501,341	Kernel Holding SA *	2,664,948

	United Kingdom — 18.9%
713,347	Anglo American PLC	21,967,465
12,077,730	BP PLC	70,650,111
14,364,307	Glencore PLC *	56,746,860
5,190,717	Harbour Energy PLC	16,013,331
1,221,000	Lifezone Metals Ltd. *	5,470,080
1,022,100	Rio Tinto PLC	63,893,327
1,162,416	Shell PLC	42,799,394

	Total United Kingdom	277,540,568

	United States — 39.7%
78,887	Advanced Drainage Systems, Inc.	11,357,361
454,920	Aemetis, Inc. *	1,155,497
126,196	AGCO Corp.	13,653,145
303,298	Albemarle Corp.	25,756,066
1,080,185	Ameresco, Inc. – Class A*	27,469,105
4,708,240	Array Technologies, Inc. * (a)	42,421,242
975,460	California Resources Corp.	48,460,853
539,000	Civitas Resources, Inc.	19,824,420
3,807,388	Clean Energy Fuels Corp. *	10,013,431
435,091	ConocoPhillips	43,060,956
182,607	Corteva, Inc.	13,547,613
708,633	Crescent Energy Co. – Class A	6,760,359
1,671,033	Darling Ingredients, Inc. *	56,748,281
48,700	EQT Corp.	2,524,608
23,400	Expand Energy Corp.	2,264,652
115,800	First Solar, Inc. *	22,603,002
218,108	Freeport-McMoRan, Inc.	9,683,995
1,942,385	Green Plains, Inc. *	21,579,897
83,750	Gulfport Energy Corp. *	14,575,013
187,500	Helmerich & Payne, Inc.	3,916,875
28,579,739	Kosmos Energy Ltd. * (d)	51,157,733
307,203	Liberty Energy, Inc.	3,456,034
219,165	NEXTracker, Inc. – Class A*	14,741,038
84,797	Northern Oil & Gas, Inc.	2,218,290
66,000	PotlatchDeltic Corp. – (REIT)	2,773,980
284,405	SM Energy Co.	8,119,763
1,323,059	SolarEdge Technologies, Inc. *	44,745,855
3,014,987	Sunrun, Inc. *	48,149,342
12,260	Valmont Industries, Inc.	4,500,891
40,221	Veralto Corp.	4,271,068
107,300	Weyerhaeuser Co. – (REIT)	2,775,851

	Total United States	584,286,216

	TOTAL COMMON STOCKS (COST $1,561,233,314)	1,331,202,122

	PREFERRED STOCKS (e) — 8.1%

	Brazil — 5.7%
13,079,972	Bradespar SA	39,516,022

Shares	Description	Value ($)

	Brazil — continued
7,749,848	Petroleo Brasileiro SA - Petrobras	44,453,512

	Total Brazil	83,969,534

	Chile — 2.4%
773,562	Sociedad Quimica y Minera de Chile SA Sponsored ADR*	35,204,806

	Russia — 0.0%
20,237,584	Surgutneftegas PAO* (b) (c)	—
7,494,797	Tatneft PJSC (b) (c)	—

	Total Russia	—

	TOTAL PREFERRED STOCKS (COST $190,344,146)	119,174,340

	INVESTMENT FUNDS — 1.1%

	United States — 1.1%
3,066,488	GMO U.S. Treasury Fund, Class VI (d)	15,363,102

	TOTAL INVESTMENT FUNDS (COST $15,363,102)	15,363,102

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
567,727	State Street Institutional Treasury Money Market Fund – Premier Class, 4.19% (f)	567,727

	TOTAL SHORT-TERM INVESTMENTS (COST $567,727)	567,727

	TOTAL INVESTMENTS — 99.6% (Cost $1,767,508,289)	1,466,307,291
	Other Assets and Liabilities (net) — 0.4%	6,067,267

	TOTAL NET ASSETS — 100.0%	$1,472,374,558

27	See accompanying notes to the financial statements.

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2025 (Unaudited)

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of August 31, 2025

Gazprom Neft PJSC	09/18/15	$17,308,985	0.0%	$—
Gazprom PJSC	09/21/21	65,108,289	0.0%	—
GMK Norilskiy Nickel PAO	04/11/18	66,379,494	0.0%	—
LUKOIL PJSC	10/15/14	14,600,074	0.0%	—
PhosAgro PJSC	08/26/16	14,566,965	0.0%	—
PhosAgro PJSC GDR	08/26/16	93,496	0.0%	—
Surgutneftegas PAO	08/11/16	10,546,926	0.0%	—
Tatneft PJSC	08/12/20	24,585,036	0.0%	—
Tatneft PJSC	09/28/15	47,831,491	0.0%	—

				$—

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(c)	The security is restricted as to resale.

(d)	Affiliated company (Note 10).
(e)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(f)	The rate disclosed is the 7 day net yield as of August 31, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 42.

See accompanying notes to the financial statements.	28

GMO Small Cap Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.6%

	Automobiles & Components — 0.9%
138,785	XPEL, Inc.*	5,157,251

	Capital Goods — 20.0%
263,273	AAON, Inc.	21,838,495
146,065	Allegion PLC	24,801,837
26,563	Kadant, Inc.	8,587,287
32,855	Preformed Line Products Co.	6,277,605
46,038	RBC Bearings, Inc.*	17,952,979
302,942	Trex Co., Inc.*	18,670,315
91,192	Woodward, Inc.	22,508,009

	Total Capital Goods	120,636,527

	Commercial & Professional Services — 8.0%
211,395	ACV Auctions, Inc. – Class A*	2,464,866
148,378	Booz Allen Hamilton Holding Corp.	16,131,656
39,589	Clean Harbors, Inc.*	9,588,852
121,233	FTI Consulting, Inc.*	20,444,733

	Total Commercial & Professional Services	48,630,107

	Consumer Discretionary Distribution & Retail — 3.2%
153,398	Ollie’s Bargain Outlet Holdings, Inc.*	19,457,002

	Consumer Durables & Apparel — 4.7%
132,747	Acushnet Holdings Corp.	10,175,057
35,973	Installed Building Products, Inc.	9,418,451
272,933	Malibu Boats, Inc. – Class A*	9,061,376

	Total Consumer Durables & Apparel	28,654,884

	Consumer Services — 3.6%
563,254	Aramark	22,028,864

	Consumer Staples Distribution & Retail — 3.6%
204,411	PriceSmart, Inc.	21,925,124

	Energy — 1.4%
194,968	Cactus, Inc. – Class A	8,178,908

	Financial Services — 9.7%
137,410	Cohen & Steers, Inc.	10,149,102
70,611	Houlihan Lokey, Inc.	14,069,242
113,364	Jack Henry & Associates, Inc.	18,507,807
251,628	StepStone Group, Inc. – Class A	15,616,034

	Total Financial Services	58,342,185

	Food, Beverage & Tobacco — 4.2%
109,273	Brown-Forman Corp. – Class B	3,271,633
122,278	Marzetti Co.	22,327,963

	Total Food, Beverage & Tobacco	25,599,596

Shares	Description	Value ($)

	Health Care Equipment & Services — 5.4%
298,964	Globus Medical, Inc. – Class A*	18,317,524
101,482	Masimo Corp.*	14,178,050

	Total Health Care Equipment & Services	32,495,574

	Materials — 7.8%
163,650	AptarGroup, Inc.	22,791,535
149,300	Balchem Corp.	24,200,037

	Total Materials	46,991,572

	Media & Entertainment — 4.4%
443,554	New York Times Co. – Class A	26,542,271

	Pharmaceuticals, Biotechnology & Life Sciences — 2.2%
197,323	Bruker Corp.	6,705,036
14,296	Medpace Holdings, Inc.*	6,797,891

	Total Pharmaceuticals, Biotechnology & Life Sciences	13,502,927

	Semiconductors & Semiconductor Equipment — 10.0%
122,315	Axcelis Technologies, Inc.*	9,790,093
151,224	Cirrus Logic, Inc.*	17,268,268
180,512	Entegris, Inc.	15,116,075
66,757	Power Integrations, Inc.	3,010,741
110,984	Universal Display Corp.	15,381,272

	Total Semiconductors & Semiconductor Equipment	60,566,449

	Software & Services — 3.4%
282,808	Dolby Laboratories, Inc. – Class A	20,271,677

	Technology Hardware & Equipment — 5.1%
38,945	Badger Meter, Inc.	7,123,820
71,011	Fabrinet*	23,525,234

	Total Technology Hardware & Equipment	30,649,054

	TOTAL COMMON STOCKS (COST $551,661,278)	589,629,972

	INVESTMENT FUNDS — 2.6%

	United States — 2.6%
3,201,321	GMO U.S. Treasury Fund, Class VI (a)	16,038,621

	TOTAL INVESTMENT FUNDS (COST $16,037,221)	16,038,621

29	See accompanying notes to the financial statements.

GMO Small Cap Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
633,704	State Street Institutional Treasury Money Market Fund – Premier Class, 4.19% (b)	633,704

	TOTAL SHORT-TERM INVESTMENTS (COST $633,704)	633,704

	TOTAL INVESTMENTS — 100.3% (Cost $568,332,203)	606,302,297
	Other Assets and Liabilities (net) — (0.3)%	(2,101,879)

	TOTAL NET ASSETS — 100.0%	$604,200,418

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Affiliated company (Note 10).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 42.

See accompanying notes to the financial statements.	30

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.7%

	Automobiles & Components — 3.7%
1,923	Aptiv PLC*	152,936
28,054	BorgWarner, Inc.	1,199,589
100,379	Ford Motor Co.	1,181,461
8,509	Garrett Motion, Inc.	110,532
71,368	General Motors Co.	4,181,451
1,829	Lear Corp.	201,190
2,059	Phinia, Inc.	120,410

	Total Automobiles & Components	7,147,569

	Banks — 4.0%
18,280	Bank of America Corp.	927,527
1,900	Capital City Bank Group, Inc.	83,334
37,062	Citigroup, Inc.	3,579,077
5,400	Farmers National Banc Corp.	81,972
1,500	First Financial Corp.	88,500
5,300	Independent Bank Corp.	174,317
8,593	JPMorgan Chase & Co.	2,590,102
3,991	U.S. Bancorp	194,881

	Total Banks	7,719,710

	Capital Goods — 5.4%
1,721	Allison Transmission Holdings, Inc.	150,261
4,052	Carrier Global Corp.	264,190
10,836	Cummins, Inc.	4,317,496
873	Emerson Electric Co.	115,236
10,671	Honeywell International, Inc.	2,342,284
5,388	Kennametal, Inc.	115,465
1,007	L3Harris Technologies, Inc.	279,563
8,803	Mueller Industries, Inc.	844,560
2,000	Northrop Grumman Corp.	1,180,080
756	Oshkosh Corp.	105,364
929	Primoris Services Corp.	110,133
627	Trane Technologies PLC	260,581
1,982	Worthington Enterprises, Inc.	130,416
313	WW Grainger, Inc.	317,225

	Total Capital Goods	10,532,854

	Commercial & Professional Services — 2.6%
47,997	ACCO Brands Corp.	192,948
5,249	Amentum Holdings, Inc.*	130,963
1,759	CACI International, Inc. – Class A*	843,827
1,470	Cimpress PLC*	92,779
12,400	Deluxe Corp.	243,784
3,500	Heidrick & Struggles International, Inc.	177,835
4,481	IBEX Holdings Ltd.*	132,324
1,799	ICF International, Inc.	176,698
8,011	Leidos Holdings, Inc.	1,449,350
3,016	Republic Services, Inc.	705,653
42,682	Resources Connection, Inc.	218,105
24,598	Steelcase, Inc. – Class A	411,771
3,000	TrueBlue, Inc.*	17,910

Shares	Description	Value ($)

	Commercial & Professional Services — continued
18,562	Upwork, Inc.*	285,669

	Total Commercial & Professional Services	5,079,616

	Consumer Discretionary Distribution & Retail — 6.5%
32,941	Amazon.com, Inc.*	7,543,489
117	Best Buy Co., Inc.	8,616
48,143	eBay, Inc.	4,362,237
2,622	Ferguson Enterprises, Inc.	606,076
2,865	Urban Outfitters, Inc.*	192,184

	Total Consumer Discretionary Distribution & Retail	12,712,602

	Consumer Durables & Apparel — 2.2%
3,033	Carter’s, Inc.	86,622
1,347	DR Horton, Inc.	228,290
4,998	Ethan Allen Interiors, Inc.	147,491
6,796	Garmin Ltd.	1,643,409
1,154	Lennar Corp. – Class A	153,644
15,135	Mattel, Inc.*	276,970
582	Ralph Lauren Corp.	172,813
7,670	SharkNinja, Inc.*	897,083
5,139	Taylor Morrison Home Corp.*	346,214
2,577	Whirlpool Corp.	240,048

	Total Consumer Durables & Apparel	4,192,584

	Consumer Services — 3.2%
7,226	Adtalem Global Education, Inc.*	946,245
250	Booking Holdings, Inc.	1,399,763
1,186	Darden Restaurants, Inc.	245,431
2,006	Expedia Group, Inc.	430,889
7,039	Frontdoor, Inc.*	427,619
309	Graham Holdings Co. – Class B	335,589
2,293	Grand Canyon Education, Inc.*	462,200
18,507	H&R Block, Inc.	931,827
26,571	Perdoceo Education Corp.	869,935
1,584	Yum! Brands, Inc.	232,800

	Total Consumer Services	6,282,298

	Consumer Staples Distribution & Retail — 1.8%
31,150	Kroger Co.	2,113,216
22,235	Maplebear, Inc.*	964,332
4,149	Target Corp.	398,221

	Total Consumer Staples Distribution & Retail	3,475,769

	Energy — 0.1%
9,265	Kinder Morgan, Inc.	249,970

	Financial Services — 12.4%
3,547	American Express Co.	1,175,050
17,929	Bank of New York Mellon Corp.	1,893,303
204	Berkshire Hathaway, Inc. – Class B*	102,608

31	See accompanying notes to the financial statements.

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Financial Services — continued
4,482	Capital One Financial Corp.	1,018,400
3,680	Enact Holdings, Inc.	138,552
5,890	Enova International, Inc.*	714,457
2,301	Federated Hermes, Inc.	122,183
5,153	Goldman Sachs Group, Inc.	3,840,273
5,106	Invesco Ltd.	111,770
4,418	Janus Henderson Group PLC	195,806
69,751	MGIC Investment Corp.	1,941,170
11,088	Morgan Stanley	1,668,522
4,689	Mr. Cooper Group, Inc.*	884,017
7,870	NMI Holdings, Inc.*	309,685
19,436	PayPal Holdings, Inc.*	1,364,213
5,867	PROG Holdings, Inc.	206,753
30,805	Radian Group, Inc.	1,074,478
19,657	SLM Corp.	614,871
26,224	State Street Corp.	3,014,973
45,229	Synchrony Financial	3,452,782
4,129	Virtu Financial, Inc. – Class A	173,088

	Total Financial Services	24,016,954

	Food, Beverage & Tobacco — 3.9%
69,517	Altria Group, Inc.	4,672,237
19,302	Coca-Cola Co.	1,331,645
11,048	General Mills, Inc.	544,998
9,276	Keurig Dr. Pepper, Inc.	269,839
3,482	Philip Morris International, Inc.	581,947
3,307	Universal Corp.	185,027

	Total Food, Beverage & Tobacco	7,585,693

	Health Care Equipment & Services — 0.5%
2,980	Cardinal Health, Inc.	443,364
8,424	CVS Health Corp.	616,216

	Total Health Care Equipment & Services	1,059,580

	Insurance — 1.1%
2,904	Globe Life, Inc.	406,415
7,063	Hartford Insurance Group, Inc.	934,505
5,454	Heritage Insurance Holdings, Inc.*	124,188
942	Lincoln National Corp.	40,440
3,932	Old Republic International Corp.	157,162
1,142	Progressive Corp.	282,142
3,565	Unum Group	249,051

	Total Insurance	2,193,903

	Materials — 0.1%
138	NewMarket Corp.	114,120
6,506	Ryerson Holding Corp.	148,337

	Total Materials	262,457

	Media & Entertainment — 10.0%
26,379	Alphabet, Inc. – Class A	5,616,353
16,936	Alphabet, Inc. – Class C	3,616,344

Shares	Description	Value ($)

	Media & Entertainment — continued
8,706	Comcast Corp. – Class A	295,743
10,257	Fox Corp. – Class A	612,343
3,810	Fox Corp. – Class B	207,835
11,731	Meta Platforms, Inc. – Class A	8,665,690
400	Netflix, Inc.*	483,300

	Total Media & Entertainment	19,497,608

	Pharmaceuticals, Biotechnology & Life Sciences — 5.1%
14,938	Johnson & Johnson	2,646,566
53,015	Merck & Co., Inc.	4,459,622
111,582	Pfizer, Inc.	2,762,770

	Total Pharmaceuticals, Biotechnology & Life Sciences	9,868,958

	Real Estate Management & Development — 0.1%
11,965	Newmark Group, Inc. – Class A	217,883

	Semiconductors & Semiconductor Equipment — 12.7%
16,228	Applied Materials, Inc.	2,608,813
1,933	Broadcom, Inc.	574,855
215	Cirrus Logic, Inc.*	24,551
118,236	Intel Corp.*	2,879,047
110	KLA Corp.	95,920
34,314	Lam Research Corp.	3,436,547
63,302	NVIDIA Corp.	11,025,942
3,917	NXP Semiconductors NV	919,908
15,286	QUALCOMM, Inc.	2,456,919
7,726	Skyworks Solutions, Inc.	578,986

	Total Semiconductors & Semiconductor Equipment	24,601,488

	Software & Services — 10.2%
2,556	Accenture PLC – Class A	664,483
875	Adobe, Inc.*	312,113
2,710	Akamai Technologies, Inc.*	214,442
19,745	Cognizant Technology Solutions Corp. – Class A	1,426,576
15,379	International Business Machines Corp.	3,744,633
22,919	Microsoft Corp.	11,612,828
5,179	Progress Software Corp.*	239,736
20,884	Zoom Communications, Inc.*	1,700,375

	Total Software & Services	19,915,186

	Technology Hardware & Equipment — 8.5%
42,822	Apple, Inc.	9,940,699
68,125	Cisco Systems, Inc.	4,706,757
26,895	Hewlett Packard Enterprise Co.	607,020
5,754	TE Connectivity PLC	1,188,201

	Total Technology Hardware & Equipment	16,442,677

See accompanying notes to the financial statements.	32

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares / Par Value†	Description	Value ($)

	Telecommunication Services — 2.1%
93,640	Verizon Communications, Inc.	4,141,697

	Transportation — 1.5%
890	CH Robinson Worldwide, Inc.	114,543
1,421	Delta Air Lines, Inc.	87,789
1,494	Matson, Inc.	155,451
16,456	Uber Technologies, Inc.*	1,542,750
10,908	United Parcel Service, Inc. – Class B	953,796

	Total Transportation	2,854,329

	Utilities — 1.0%
26,939	Exelon Corp.	1,176,695
23,089	UGI Corp.	799,803

	Total Utilities	1,976,498

	TOTAL COMMON STOCKS (COST $165,418,139)	192,027,883

	DEBT OBLIGATIONS — 0.3%

	U.S. Government — 0.3%
269,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 4.30%, due 04/30/27 (a)	268,968
305,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 4.30%, due 07/31/27	304,924

	Total U.S. Government	573,892

	TOTAL DEBT OBLIGATIONS (COST $574,124)	573,892

	INVESTMENT FUNDS — 0.8%

	United States — 0.8%
301,512	GMO U.S. Treasury Fund, Class VI (b)	1,510,572

	TOTAL INVESTMENT FUNDS (COST $1,510,572)	1,510,572

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
234,223	State Street Institutional Treasury Money Market Fund – Premier Class, 4.19% (c)	234,223

	TOTAL SHORT-TERM INVESTMENTS (COST $234,223)	234,223

	TOTAL INVESTMENTS — 99.9% (Cost $167,737,058)	194,346,570
	Other Assets and Liabilities (net) — 0.1%	153,485

	TOTAL NET ASSETS — 100.0%	$194,500,055

33	See accompanying notes to the financial statements.

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2025 (Unaudited)

A summary of outstanding financial instruments at August 31, 2025 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)

Buys
1	S&P 500 E-Mini	September 2025	$323,638	$22,033

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of August 31, 2025, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	Affiliated company (Note 10).

(c)	The rate disclosed is the 7 day net yield as of August 31, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 42.

See accompanying notes to the financial statements.	34

GMO U.S. Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 99.5%

	Automobiles & Components — 3.2%
6,834	Aptiv PLC*	543,508
90,295	BorgWarner, Inc.	3,861,014
101,997	Ford Motor Co.	1,200,505
51,743	General Motors Co.	3,031,622
14,419	Lear Corp.	1,586,090

	Total Automobiles & Components	10,222,739

	Banks — 9.5%
9,400	Associated Banc-Corp.	253,518
119,587	Bank of America Corp.	6,067,844
40,378	Citigroup, Inc.	3,899,304
22,935	Huntington Bancshares, Inc.	408,472
27,589	JPMorgan Chase & Co.	8,315,877
6,969	M&T Bank Corp.	1,405,369
19,469	PNC Financial Services Group, Inc.	4,038,649
16,624	Regions Financial Corp.	455,331
13,760	Truist Financial Corp.	644,243
78,032	U.S. Bancorp	3,810,303
9,285	Wells Fargo & Co.	763,041

	Total Banks	30,061,951

	Capital Goods — 3.2%
4,167	Atkore, Inc.	242,478
6,245	Carrier Global Corp.	407,174
8,307	Cummins, Inc.	3,309,841
2,553	EnerSys	262,065
3,906	Mueller Industries, Inc.	374,742
1,948	Northrop Grumman Corp.	1,149,398
16,684	Oshkosh Corp.	2,325,249
3,379	Owens Corning	507,424
10,355	PACCAR, Inc.	1,035,293
3,828	Timken Co.	295,636
2,680	Toro Co.	217,241

	Total Capital Goods	10,126,541

	Commercial & Professional Services — 0.4%
8,994	Concentrix Corp.	474,524
11,109	Genpact Ltd.	503,682
6,015	ManpowerGroup, Inc.	255,036

	Total Commercial & Professional Services	1,233,242

	Consumer Discretionary Distribution & Retail — 2.8%
19,262	Academy Sports & Outdoors, Inc.	1,031,480
6,475	AutoNation, Inc.*	1,418,543
10,834	Bath & Body Works, Inc.	316,461
9,010	Best Buy Co., Inc.	663,496
28,603	eBay, Inc.	2,591,718
3,049	Group 1 Automotive, Inc.	1,417,114
15,048	LKQ Corp.	490,866
21,498	Macy’s, Inc.	284,419

Shares	Description	Value ($)

	Consumer Discretionary Distribution & Retail — continued
9,722	Signet Jewelers Ltd.	856,022

	Total Consumer Discretionary Distribution & Retail	9,070,119

	Consumer Durables & Apparel — 3.9%
17,753	Crocs, Inc.*	1,548,062
14,233	DR Horton, Inc.	2,412,209
22,276	KB Home	1,415,640
10,946	Lennar Corp. – Class A	1,457,350
1,714	M/I Homes, Inc.*	252,404
11,729	Meritage Homes Corp.	911,226
2,069	Mohawk Industries, Inc.*	274,536
12,642	Polaris, Inc.	715,284
6,397	PulteGroup, Inc.	844,532
11,888	PVH Corp.	1,002,396
8,651	Steven Madden Ltd.	251,225
3,558	Taylor Morrison Home Corp.*	239,702
1,627	Toll Brothers, Inc.	226,153
14,880	Tri Pointe Homes, Inc.*	525,710
9,856	YETI Holdings, Inc.*	346,537

	Total Consumer Durables & Apparel	12,422,966

	Consumer Services — 0.8%
41,280	H&R Block, Inc.	2,078,448
15,461	Perdoceo Education Corp.	506,193

	Total Consumer Services	2,584,641

	Consumer Staples Distribution & Retail — 2.0%
5,115	Dollar General Corp.	556,307
36,390	Kroger Co.	2,468,698
35,310	Target Corp.	3,389,054

	Total Consumer Staples Distribution & Retail	6,414,059

	Energy — 7.9%
46,133	Chevron Corp.	7,408,960
21,358	ConocoPhillips	2,113,801
36,746	EOG Resources, Inc.	4,586,636
85,806	Exxon Mobil Corp.	9,806,768
19,686	Kinder Morgan, Inc.	531,128
1,600	Marathon Petroleum Corp.	287,536
8,599	Ovintiv, Inc.	362,190

	Total Energy	25,097,019

	Equity Real Estate Investment Trusts (REITs) — 2.1%
193,700	VICI Properties, Inc. – (REIT)	6,543,186

	Financial Services — 11.9%
3,983	Affiliated Managers Group, Inc.	895,458
13,944	American Express Co.	4,619,368
16,746	Bank of New York Mellon Corp.	1,768,378

35	See accompanying notes to the financial statements.

GMO U.S. Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Financial Services — continued
20,894	Blue Owl Capital Corp.	299,620
13,833	Bread Financial Holdings, Inc.	915,606
16,421	Capital One Financial Corp.	3,731,180
7,243	Enova International, Inc.*	878,576
8,855	Federated Hermes, Inc.	470,200
36,534	Franklin Resources, Inc.	937,462
5,000	Goldman Sachs Group, Inc.	3,726,250
49,819	Invesco Ltd.	1,090,538
20,393	Janus Henderson Group PLC	903,818
94,168	MGIC Investment Corp.	2,620,695
22,530	Morgan Stanley	3,390,314
41,361	PayPal Holdings, Inc.*	2,903,129
57,661	Radian Group, Inc.	2,011,216
16,441	Sixth Street Specialty Lending, Inc.	401,982
35,031	SLM Corp.	1,095,770
19,745	State Street Corp.	2,270,083
15,882	Synchrony Financial	1,212,432
9,674	T. Rowe Price Group, Inc.	1,041,116
80,171	Western Union Co.	695,083

	Total Financial Services	37,878,274

	Food, Beverage & Tobacco — 3.1%
20,121	Altria Group, Inc.	1,352,332
9,173	Archer-Daniels-Midland Co.	574,597
6,589	Bunge Global SA	554,926
10,641	Coca-Cola Co.	734,123
50,345	General Mills, Inc.	2,483,519
33,182	Keurig Dr. Pepper, Inc.	965,264
35,508	Kraft Heinz Co.	993,159
12,425	Mondelez International, Inc. – Class A	763,392
6,091	PepsiCo, Inc.	905,427
10,067	Tyson Foods, Inc. – Class A	571,604

	Total Food, Beverage & Tobacco	9,898,343

	Health Care Equipment & Services — 6.1%
28,684	Centene Corp.*	832,983
17,059	Cigna Group	5,132,541
93,719	CVS Health Corp.	6,855,545
8,385	Elevance Health, Inc.	2,671,880
3,264	GE HealthCare Technologies, Inc.	240,655
9,444	Humana, Inc.	2,867,765
8,364	Medtronic PLC	776,263

	Total Health Care Equipment & Services	19,377,632

	Household & Personal Products — 0.5%
5,313	Colgate-Palmolive Co.	446,664
13,369	Kenvue, Inc.	276,872
5,251	Kimberly-Clark Corp.	678,114
1,306	Procter & Gamble Co.	205,094

	Total Household & Personal Products	1,606,744

	Insurance — 4.7%
26,871	Aflac, Inc.	2,871,435

Shares	Description	Value ($)

	Insurance — continued
5,890	Allstate Corp.	1,198,320
16,418	Arch Capital Group Ltd.	1,502,740
9,571	Chubb Ltd.	2,632,695
21,497	Hartford Insurance Group, Inc.	2,844,268
8,011	Lincoln National Corp.	343,912
15,510	MetLife, Inc.	1,261,894
7,072	Old Republic International Corp.	282,668
3,323	Progressive Corp.	820,980
4,065	Travelers Cos., Inc.	1,103,688

	Total Insurance	14,862,600

	Materials — 1.9%
10,174	Commercial Metals Co.	586,735
5,000	CRH PLC	564,750
14,493	FMC Corp.	566,676
7,470	LyondellBasell Industries NV – Class A	420,934
443	NewMarket Corp.	366,343
12,138	Nucor Corp.	1,805,285
5,765	PPG Industries, Inc.	641,241
24,631	Sealed Air Corp.	799,769
2,200	Steel Dynamics, Inc.	288,024

	Total Materials	6,039,757

	Media & Entertainment — 8.3%
8,473	Alphabet, Inc. – Class A	1,803,987
7,521	Alphabet, Inc. – Class C	1,605,959
210,133	Comcast Corp. – Class A	7,138,218
6,329	Electronic Arts, Inc.	1,088,272
11,369	Fox Corp. – Class A	678,729
41,106	Fox Corp. – Class B	2,242,332
29,756	Match Group, Inc.	1,111,089
14,196	Meta Platforms, Inc. – Class A	10,486,585
3,209	Omnicom Group, Inc.	251,361

	Total Media & Entertainment	26,406,532

	Pharmaceuticals, Biotechnology & Life Sciences — 11.9%
130,855	Bristol-Myers Squibb Co.	6,173,739
16,489	Gilead Sciences, Inc.	1,862,762
62,896	Johnson & Johnson	11,143,284
87,495	Merck & Co., Inc.	7,360,080
122,624	Organon & Co.	1,155,118
289,558	Pfizer, Inc.	7,169,456
4,940	Regeneron Pharmaceuticals, Inc.	2,868,658

	Total Pharmaceuticals, Biotechnology & Life Sciences	37,733,097

	Real Estate Management & Development — 1.0%
20,288	CBRE Group, Inc. – Class A*	3,289,091

	Semiconductors & Semiconductor Equipment — 3.7%
11,462	Applied Materials, Inc.	1,842,631

See accompanying notes to the financial statements.	36

GMO U.S. Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Semiconductors & Semiconductor Equipment — continued
18,216	Lam Research Corp.	1,824,332
3,947	NXP Semiconductors NV	926,953
44,523	QUALCOMM, Inc.	7,156,182

	Total Semiconductors & Semiconductor Equipment	11,750,098

	Software & Services — 1.1%
3,381	Akamai Technologies, Inc.*	267,539
37,953	Cognizant Technology Solutions Corp. – Class A	2,742,104
7,663	Zoom Communications, Inc.*	623,921

	Total Software & Services	3,633,564

	Technology Hardware & Equipment — 4.7%
12,419	Arrow Electronics, Inc.*	1,568,892
41,154	Avnet, Inc.	2,245,774
109,647	Cisco Systems, Inc.	7,575,511
73,043	Hewlett Packard Enterprise Co.	1,648,580
53,342	HP, Inc.	1,522,381
7,413	Vontier Corp.	318,092

	Total Technology Hardware & Equipment	14,879,230

	Telecommunication Services — 3.0%
61,353	AT&T, Inc.	1,797,029
174,612	Verizon Communications, Inc.	7,723,089

	Total Telecommunication Services	9,520,118

	Transportation — 1.7%
15,984	Delta Air Lines, Inc.	987,492
8,176	FedEx Corp.	1,889,228
27,341	United Parcel Service, Inc. – Class B	2,390,697

	Total Transportation	5,267,417

	Utilities — 0.1%
6,551	Exelon Corp.	286,148

	TOTAL COMMON STOCKS (COST $283,459,498)	316,205,108

	INVESTMENT FUNDS — 0.3%

	United States — 0.3%
171,279	GMO U.S. Treasury Fund, Class VI (a)	858,107

	TOTAL INVESTMENT FUNDS (COST $858,107)	858,107

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
153,635	State Street Institutional Treasury Money Market Fund – Premier Class, 4.19% (b)	153,635

	TOTAL SHORT-TERM INVESTMENTS (COST $153,635)	153,635

	TOTAL INVESTMENTS — 99.9% (Cost $284,471,240)	317,216,850
	Other Assets and Liabilities (net) — 0.1%	421,375

	TOTAL NET ASSETS — 100.0%	$317,638,225

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Affiliated company (Note 10).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 42.

37	See accompanying notes to the financial statements.

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 99.4%

	Automobiles & Components — 5.9%
4,916	Adient PLC*	121,917
11,526	American Axle & Manufacturing Holdings, Inc.*	67,081
28,442	BorgWarner, Inc.	1,216,180
13,073	Dana, Inc.	263,552
15,262	Garrett Motion, Inc.	198,253
2,281	Lear Corp.	250,910
2,983	Phinia, Inc.	174,446
279	Strattec Security Corp.*	18,378

	Total Automobiles & Components	2,310,717

	Banks — 8.3%
539	1st Source Corp.	34,722
4,458	Amalgamated Financial Corp.	128,792
1,366	Arrow Financial Corp.	40,611
15,540	Associated Banc-Corp.	419,114
10,685	BankUnited, Inc.	418,745
600	Capital City Bank Group, Inc.	26,316
3,623	Central Pacific Financial Corp.	113,472
2,069	Community Trust Bancorp, Inc.	120,871
900	Community West Bancshares	19,188
2,420	Customers Bancorp, Inc.*	173,490
1,205	Eagle Bancorp, Inc.	23,401
525	East West Bancorp, Inc.	55,198
1,228	Enterprise Financial Services Corp.	75,203
179	Financial Institutions, Inc.	4,953
11,347	First BanCorp	252,244
1,441	First Community Bankshares, Inc.	54,729
2,252	First Financial Corp.	132,868
7,556	Hanmi Financial Corp.	190,109
1,090	Horizon Bancorp, Inc.	18,377
3,074	Independent Bank Corp.	101,104
221	Northrim BanCorp, Inc.	20,781
2,032	OceanFirst Financial Corp.	37,368
3,609	OFG Bancorp	161,503
11,806	Old National Bancorp	270,239
1,226	Popular, Inc.	154,035
290	Republic Bancorp, Inc. – Class A	22,255
1,715	Simmons First National Corp. – Class A	35,638
1,390	Synovus Financial Corp.	71,738
1,571	Trustmark Corp.	63,264

	Total Banks	3,240,328

	Capital Goods — 11.6%
864	AGCO Corp.	93,476
3,735	Apogee Enterprises, Inc.	164,247
5,029	Atkore, Inc.	292,638
511	BlueLinx Holdings, Inc.*	42,214
780	DXP Enterprises, Inc.*	97,406
516	EnerSys	52,967
12,961	Gates Industrial Corp. PLC*	331,283
7,080	Hudson Technologies, Inc.*	71,933

Shares	Description	Value ($)

	Capital Goods — continued
1,159	Hyster-Yale, Inc.	43,462
7,363	JELD-WEN Holding, Inc.*	47,050
20,148	Kennametal, Inc.	431,772
16,589	Masterbrand, Inc.*	210,846
1,621	Matrix Service Co.*	24,526
1,340	Miller Industries, Inc.	56,401
4,224	MRC Global, Inc.*	63,698
309	Mueller Industries, Inc.	29,645
2,488	Oshkosh Corp.	346,753
1,152	Park-Ohio Holdings Corp.	23,270
718	Preformed Line Products Co.	137,188
3,226	Primoris Services Corp.	382,442
15,047	Resideo Technologies, Inc.*	512,350
2,520	REV Group, Inc.	134,089
300	Rush Enterprises, Inc. – Class B	17,412
1,820	Tennant Co.	149,313
10,996	Terex Corp.	549,140
3,811	Worthington Enterprises, Inc.	250,764

	Total Capital Goods	4,556,285

	Commercial & Professional Services — 7.5%
4,981	ABM Industries, Inc.	244,916
27,604	ACCO Brands Corp.	110,968
2,948	Brady Corp. – Class A	230,180
5,361	BrightView Holdings, Inc.*	77,198
2,398	Cimpress PLC*	151,350
2,956	Concentrix Corp.	155,958
2,613	CSG Systems International, Inc.	167,650
10,995	Deluxe Corp.	216,162
4,971	Heidrick & Struggles International, Inc.	252,576
892	HNI Corp.	40,086
2,472	IBEX Holdings Ltd.*	72,998
7,222	Interface, Inc.	192,972
5,257	Kelly Services, Inc. – Class A	74,807
2,187	Legalzoom.com, Inc.*	24,232
2,765	ManpowerGroup, Inc.	117,236
24,468	Pitney Bowes, Inc.	296,552
10,690	Resources Connection, Inc.	54,626
16,536	Steelcase, Inc. – Class A	276,813
5,005	TrueBlue, Inc.*	29,880
8,753	Upwork, Inc.*	134,709

	Total Commercial & Professional Services	2,921,869

	Consumer Discretionary Distribution & Retail — 3.3%
2,190	Cato Corp. – Class A	9,001
1,027	Genesco, Inc.*	32,844
81	Group 1 Automotive, Inc.	37,647
1,398	Guess?, Inc.	23,500
24,781	Kohl’s Corp.	373,202
25,087	Macy’s, Inc.	331,901
14,989	Sally Beauty Holdings, Inc.*	207,748
2,906	Shoe Carnival, Inc.	60,735

See accompanying notes to the financial statements.	38

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Consumer Discretionary Distribution & Retail — continued
3,182	Upbound Group, Inc.	80,855
1,888	Urban Outfitters, Inc.*	126,647
222	Victoria’s Secret & Co.*	5,110
494	Weyco Group, Inc.	14,968

	Total Consumer Discretionary Distribution & Retail	1,304,158

	Consumer Durables & Apparel — 6.6%
1,982	Beazer Homes USA, Inc.*	49,867
5,802	Carter’s, Inc.	165,705
2,966	Century Communities, Inc.	195,400
1,198	Dream Finders Homes, Inc. – Class A*	33,292
5,911	Ethan Allen Interiors, Inc.	174,434
7,622	G-III Apparel Group Ltd.*	205,794
926	Helen of Troy Ltd.*	22,733
1,368	Hooker Furnishings Corp.	13,666
1,124	Johnson Outdoors, Inc. – Class A	45,320
3,956	La-Z-Boy, Inc.	146,253
308	M/I Homes, Inc.*	45,356
12,648	Mattel, Inc.*	231,458
423	Meritage Homes Corp.	32,863
874	Movado Group, Inc.	15,968
7,936	Polaris, Inc.	449,019
8,381	Sonos, Inc.*	116,664
2,065	Steven Madden Ltd.	59,968
2,159	Taylor Morrison Home Corp.*	145,452
3,968	Tri Pointe Homes, Inc.*	140,189
1,681	Universal Electronics, Inc.*	8,161
2,981	Whirlpool Corp.	277,680
916	YETI Holdings, Inc.*	32,207

	Total Consumer Durables & Apparel	2,607,449

	Consumer Services — 4.4%
4,426	Adtalem Global Education, Inc.*	579,585
1,741	American Public Education, Inc.*	52,543
1,896	Bloomin’ Brands, Inc.	13,936
1,137	Cracker Barrel Old Country Store, Inc.	68,015
762	Dine Brands Global, Inc.	18,250
379	Graham Holdings Co. – Class B	411,613
261	Nathan’s Famous, Inc.	27,327
16,861	Perdoceo Education Corp.	552,029

	Total Consumer Services	1,723,298

	Consumer Staples Distribution & Retail — 1.8%
1,709	Ingles Markets, Inc. – Class A	115,682
5,461	SpartanNash Co.	146,355
12,262	United Natural Foods, Inc.*	346,769
1,140	Village Super Market, Inc. – Class A	41,359
838	Weis Markets, Inc.	60,043

	Total Consumer Staples Distribution & Retail	710,208

Shares	Description	Value ($)

	Energy — 0.5%
2,292	Excelerate Energy, Inc. – Class A	55,971
9,097	FutureFuel Corp.	35,296
3,722	World Kinect Corp.	99,787

	Total Energy	191,054

	Equity Real Estate Investment Trusts (REITs) — 4.5%
4,094	American Assets Trust, Inc. – (REIT)	85,565
6,221	Apple Hospitality REIT, Inc.	81,246
5,273	Brandywine Realty Trust – (REIT)	22,463
1,973	Broadstone Net Lease, Inc. – (REIT)	36,678
10,644	Diversified Healthcare Trust – (REIT)	40,554
13,473	Empire State Realty Trust, Inc. – Class A, (REIT)	103,068
1,954	EPR Properties – (REIT)	106,004
13,716	Industrial Logistics Properties Trust – (REIT)	84,491
415	Innovative Industrial Properties, Inc. – (REIT)	23,514
2,702	LTC Properties, Inc. – (REIT)	98,623
21,306	Outfront Media, Inc. – (REIT)	397,996
7,468	Paramount Group, Inc. – (REIT)*	53,770
17,865	Park Hotels & Resorts, Inc. – (REIT)	210,092
27,400	Piedmont Realty Trust, Inc. – (REIT)	232,078
1,299	Postal Realty Trust, Inc. – Class A, (REIT)	20,576
1,113	Safehold, Inc. – (REIT)	18,320
5,027	Summit Hotel Properties, Inc. – (REIT)	27,548
4,648	Sunstone Hotel Investors, Inc. – (REIT)	44,063
2,995	Whitestone – (REIT)	39,414
2,028	Xenia Hotels & Resorts, Inc. – (REIT)	28,656

	Total Equity Real Estate Investment Trusts (REITs)	1,754,719

	Financial Services — 12.6%
4,790	Bread Financial Holdings, Inc.	317,050
3,771	Enact Holdings, Inc.	141,978
6,323	Enova International, Inc.*	766,980
4,253	EZCORP, Inc. – Class A*	70,897
516	Federated Hermes, Inc.	27,400
786	Franklin Resources, Inc.	20,169
6,865	Invesco Ltd.	150,275
2,047	Jackson Financial, Inc. – Class A	202,243
25,877	MGIC Investment Corp.	720,157
1,333	Mr. Cooper Group, Inc.*	251,310
8,832	Navient Corp.	121,087
7,233	NMI Holdings, Inc.*	284,618
3,139	Oportun Financial Corp.*	20,749
1,054	Oppenheimer Holdings, Inc. – Class A	76,489
6,962	PROG Holdings, Inc.	245,341
19,944	Radian Group, Inc.	695,647
1,499	Regional Management Corp.	65,716
17,042	SLM Corp.	533,074
4,425	Virtu Financial, Inc. – Class A	185,496
2,039	Waterstone Financial, Inc.	30,565

39	See accompanying notes to the financial statements.

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Financial Services — continued
588	Westwood Holdings Group, Inc.	10,443

	Total Financial Services	4,937,684

	Food, Beverage & Tobacco — 3.8%
5,338	Cal-Maine Foods, Inc.	617,286
5,796	Fresh Del Monte Produce, Inc.	210,279
953	Seneca Foods Corp. – Class A*	107,880
2,417	Turning Point Brands, Inc.	240,491
5,353	Universal Corp.	299,500
256	WK Kellogg Co.	5,868

	Total Food, Beverage & Tobacco	1,481,304

	Health Care Equipment & Services — 1.7%
3,963	AMN Healthcare Services, Inc.*	82,351
12,331	OraSure Technologies, Inc.*	40,816
19,659	Premier, Inc. – Class A	509,168
1,739	TruBridge, Inc.*	34,710

	Total Health Care Equipment & Services	667,045

	Household & Personal Products — 0.8%
5,816	Edgewell Personal Care Co.	139,700
8,391	Herbalife Ltd.*	82,064
6,813	Nu Skin Enterprises, Inc. – Class A	82,914

	Total Household & Personal Products	304,678

	Insurance — 5.5%
7,796	CNO Financial Group, Inc.	307,708
695	Employers Holdings, Inc.	30,066
528	Globe Life, Inc.	73,894
1,249	Heritage Insurance Holdings, Inc.*	28,440
14,972	Lincoln National Corp.	642,748
11,859	Old Republic International Corp.	474,004
1,228	Stewart Information Services Corp.	89,447
2,723	Universal Insurance Holdings, Inc.	66,414
6,402	Unum Group	447,244

	Total Insurance	2,159,965

	Materials — 2.5%
1,514	AdvanSix, Inc.	32,491
457	Alpha Metallurgical Resources, Inc.*	68,180
2,749	Commercial Metals Co.	158,535
2,323	Idaho Strategic Resources, Inc.*	65,369
3,519	Koppers Holdings, Inc.	101,981
7,076	Mosaic Co.	236,338
1,808	Ryerson Holding Corp.	41,222
1,959	Sealed Air Corp.	63,609
3,789	SunCoke Energy, Inc.	29,251
1,818	Sylvamo Corp.	83,864
1,764	Warrior Met Coal, Inc.	107,851

	Total Materials	988,691

Shares	Description	Value ($)

	Media & Entertainment — 3.8%
1,376	Angi, Inc.*	24,383
5,346	Cars.com, Inc.*	69,765
14,785	Eventbrite, Inc. – Class A*	39,180
2,501	EverQuote, Inc. – Class A*	58,148
6,121	Gray Media, Inc.	37,522
14,616	Match Group, Inc.	545,762
5,832	Shutterstock, Inc.	122,064
11,928	Yelp, Inc.*	377,163
5,576	Ziff Davis, Inc.*	213,059

	Total Media & Entertainment	1,487,046

	Pharmaceuticals, Biotechnology & Life Sciences — 1.0%
900	Jazz Pharmaceuticals PLC*	114,975
1,734	MBX Biosciences, Inc.*	26,166
700	Phibro Animal Health Corp. – Class A	25,949
3,520	Supernus Pharmaceuticals, Inc.*	158,822
3,960	Terns Pharmaceuticals, Inc.*	27,562
8,641	Vanda Pharmaceuticals, Inc.*	40,872

	Total Pharmaceuticals, Biotechnology & Life Sciences	394,346

	Real Estate Management & Development — 1.2%
12,743	Douglas Elliman, Inc.*	34,661
23,236	Newmark Group, Inc. – Class A	423,128
1,889	RE/MAX Holdings, Inc. – Class A*	17,794

	Total Real Estate Management & Development	475,583

	Semiconductors & Semiconductor Equipment — 3.7%
3,754	ACM Research, Inc. – Class A*	105,938
2,370	Axcelis Technologies, Inc.*	189,695
3,552	Cirrus Logic, Inc.*	405,603
1,997	Diodes, Inc.*	108,706
6,811	Photronics, Inc.*	154,405
6,070	Skyworks Solutions, Inc.	454,886
1,867	Veeco Instruments, Inc.*	45,779

	Total Semiconductors & Semiconductor Equipment	1,465,012

	Software & Services — 1.0%
1,155	A10 Networks, Inc.	20,455
941	ASGN, Inc.*	51,049
3,239	Backblaze, Inc. – Class A*	27,046
3,338	N-able, Inc.*	26,904
8,167	Olo, Inc. – Class A*	83,712
3,082	Progress Software Corp.*	142,666
2,360	Viant Technology, Inc. – Class A*	24,544

	Total Software & Services	376,376

	Technology Hardware & Equipment — 4.3%
9,075	Avnet, Inc.	495,223

See accompanying notes to the financial statements.	40

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Technology Hardware & Equipment — continued
1,580	Benchmark Electronics, Inc.	64,132
2,139	Kimball Electronics, Inc.*	61,753
3,673	Methode Electronics, Inc.	28,392
2,537	NETGEAR, Inc.*	68,930
5,775	Sandisk Corp.*	303,014
693	Sanmina Corp.*	81,441
9,675	TTM Technologies, Inc.*	431,215
2,695	Turtle Beach Corp.*	42,635
1,784	Vishay Intertechnology, Inc.	27,581
2,246	Vontier Corp.	96,376

	Total Technology Hardware & Equipment	1,700,692

	Telecommunication Services — 0.3%
5,621	Spok Holdings, Inc.	102,077

	Transportation — 1.3%
3,658	ArcBest Corp.	269,814
1,506	Genco Shipping & Trading Ltd.	25,361
1,459	Matson, Inc.	151,809
3,619	Sun Country Airlines Holdings, Inc.*	47,952

	Total Transportation	494,936

	Utilities — 1.5%
2,266	MDU Resources Group, Inc.	36,913
1,004	Northwest Natural Holding Co.	41,696
15,077	UGI Corp.	522,268

	Total Utilities	600,877

	TOTAL COMMON STOCKS (COST $33,932,291)	38,956,397

	INVESTMENT FUNDS — 0.3%

	United States — 0.3%
26,825	GMO U.S. Treasury Fund, Class VI (a)	134,397

	TOTAL INVESTMENT FUNDS (COST $134,397)	134,397

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Funds — 0.3%
139,323	State Street Institutional Treasury Money
	Market Fund – Premier Class, 4.19% (b)	139,323

	TOTAL SHORT-TERM INVESTMENTS (COST $139,323)	139,323

	TOTAL INVESTMENTS — 100.0% (Cost $34,206,011)	39,230,117
	Other Assets and Liabilities (net) — (0.0)%	(18,174)

	TOTAL NET ASSETS — 100.0%	$39,211,943

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Affiliated company (Note 10).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 42.

41	See accompanying notes to the financial statements.

GMO Trust Funds

August 31, 2025 (Unaudited)

Portfolio Abbreviations:

ADR - American Depositary Receipt

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

NVDR - Non-Voting Depositary Receipt

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

REIT - Real Estate Investment Trust

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose Financial Company)

The rates shown on variable rate notes are the current interest rates at August 31, 2025, which are subject to change based on the terms of the security.

See accompanying notes to the financial statements.	42

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2025 (Unaudited)

	Climate Change Fund	Emerging Markets ex-China Fund	Emerging Markets Fund	International Equity Fund	International Opportunistic Value Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$9,274,137	$3,937	$2,626,195	$53,218,555	$2,022,286
Investments in unaffiliated issuers, at value (Note 2)(b)(c)	457,851,991	76,152,205	441,362,100	959,543,308	294,380,625
Foreign currency, at value (Note 2)(d)	9,647	236,034	3,262,328	331,889	131,394
Cash	2	—	67	1	4,579
Receivable for investments sold	—	230,060	—	—	—
Receivable for Fund shares sold	6,662	—	24,872	24,728	—
Dividends and interest receivable	170,259	307,226	1,228,211	2,961,524	862,059
Dividend withholding tax receivable	82,723	—	6,667	687,390	417,500
Foreign capital gains tax refund receivable (Note 2)	—	85,244	699,187	—	—
Due from broker (Note 2)	—	—	349,996	—	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	12,417	24,611	34,244	36,908	24,450

Total assets	467,407,838	77,039,317	449,593,867	1,016,804,303	297,842,893

Liabilities:
Foreign taxes payable	—	14,497	—	—	—
Payable for investments purchased	22,778	261	9,615	—	—
Payable for Fund shares repurchased	2,416,479	—	—	53,990	2,721
Accrued foreign capital gains tax payable (Note 2)	—	57,284	342,048	—	—
Payable for IRS closing agreement fees (Note 2)	—	—	—	55,276,249	545,543
Payable to affiliate for (Note 5):
Management fee	228,901	36,285	243,918	410,258	126,071
Shareholder service fee	57,225	6,699	54,727	96,732	27,576
Payable for variation margin on open futures contracts (Note 4)	—	—	35,625	—	—
Payable to Trustees and related expenses	5,786	1,081	4,215	11,406	4,623
Miscellaneous payable	—	—	744,702	—	—
Accrued expenses	326,880	350,703	374,664	254,074	134,707

Total liabilities	3,058,049	466,810	1,809,514	56,102,709	841,241

Commitments and contingent liabilities (Note 5)

Net assets	$464,349,789	$76,572,507	$447,784,353	$960,701,594	$297,001,652

(a) Cost of investments – affiliated issuers:	$9,274,137	$3,937	$8,289,609	$53,218,555	$2,022,241
(b) Cost of investments – unaffiliated issuers:	$549,037,204	$138,803,709	$730,416,396	$787,257,417	$240,945,422
(c) Includes securities on loan at value (Note 2):	$25,590,642	$184,761	$6,051,733	$22,104,074	$17,769,482
(d) Cost of foreign currency:	$9,594	$235,763	$3,282,211	$330,332	$131,205

43	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2025 (Unaudited) — (Continued)

	Climate Change Fund	Emerging Markets ex-China Fund	Emerging Markets Fund	International Equity Fund	International Opportunistic Value Fund
Net assets consist of:
Paid-in capital	$750,970,693	$174,241,520	$2,211,654,058	$1,557,491,255	$209,744,182
Distributable earnings (accumulated loss)	(286,620,904)	(97,669,013)	(1,763,869,705)	(596,789,661)	87,257,470

	$464,349,789	$76,572,507	$447,784,353	$960,701,594	$297,001,652

Net assets attributable to:

Class II	$—	$—	$134,114,120	$—	$—

Class III	$198,586,321	$37,740,205	$49,183	$421,878,832	$33,532,898

Class IV	$—	$—	$—	$525,441,256	$240,654,957

Class VI	$—	$38,832,302	$201,921,808	$—	$—

Class R6	$198,642,029	$—	$17,221,934	$—	$22,487,228

Class I	$67,121,439	$—	$94,477,308	$13,381,506	$326,569

Shares outstanding:

Class II	—	—	4,743,728	—	—

Class III	8,735,964	2,833,217	1,710	13,236,080	1,938,458

Class IV	—	—	—	16,511,692	13,958,409

Class VI	—	2,907,152	7,216,602	—	—

Class R6	8,758,837	—	609,268	—	1,301,932

Class I	2,957,318	—	3,349,793	418,411	18,963

Net asset value per share:

Class II	$—	$—	$28.27	$—	$—

Class III	$22.73	$13.32	$28.77	$31.87	$17.30

Class IV	$—	$—	$—	$31.82	$17.24

Class VI	$—	$13.36	$27.98	$—	$—

Class R6	$22.68	$—	$28.27	$—	$17.27

Class I	$22.70	$—	$28.20	$31.98	$17.22

See accompanying notes to the financial statements.	44

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2025 (Unaudited) — (Continued)

	Japan Value Creation Fund	Quality Fund	Resource Transition Fund	Resources Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$5,136,236	$91,989,777	$2,781,343	$66,520,835
Investments in unaffiliated issuers, at value (Note 2)(b)(c)	179,729,623	10,884,835,859	122,256,821	1,399,786,456
Foreign currency, at value (Note 2)(d)	—	14	5,587	111
Cash	—	149	—	2
Receivable for Fund shares sold	40,000	25,443,643	—	283,965
Dividends and interest receivable	306,886	10,564,253	429,468	7,656,978
Dividend withholding tax receivable	2,773	3,429,185	21,632	17,787
Foreign capital gains tax refund receivable (Note 2)	—	—	—	192,885
EU tax reclaims receivable (Note 2)	—	—	—	567,739
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	17,931	101,145	10,776	2,145

Total assets	185,233,449	11,016,364,025	125,505,627	1,475,028,903

Liabilities:
Payable for investments purchased	15,772	—	9,044	—
Payable for Fund shares repurchased	—	15,272,577	—	663,937
Accrued foreign capital gains tax payable (Note 2)	—	—	—	88,172
Payable to affiliate for (Note 5):
Management fee	78,885	3,043,330	79,346	605,360
Shareholder service fee	14,512	1,103,060	5,455	159,880
Payable to Trustees and related expenses	2,081	116,751	1,077	14,605
Accrued expenses	107,060	1,651,088	172,659	1,122,391

Total liabilities	218,310	21,186,806	267,581	2,654,345

Commitments and contingent liabilities (Note 5)

Net assets	$185,015,139	$10,995,177,219	$125,238,046	$1,472,374,558

(a) Cost of investments – affiliated issuers:	$5,135,436	$91,985,766	$2,781,343	$97,677,941
(b) Cost of investments – unaffiliated issuers:	$149,875,847	$5,978,164,511	$170,144,355	$1,669,830,348
(c) Includes securities on loan at value (Note 2):	$—	$—	$6,804,111	$117,914,370
(d) Cost of foreign currency:	$—	$16	$5,465	$110

45	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2025 (Unaudited) — (Continued)

	Japan Value Creation Fund	Quality Fund	Resource Transition Fund	Resources Fund
Net assets consist of:
Paid-in capital	$151,291,916	$5,598,811,107	$252,351,600	$1,983,741,094
Distributable earnings (accumulated loss)	33,723,223	5,396,366,112	(127,113,554)	(511,366,536)

	$185,015,139	$10,995,177,219	$125,238,046	$1,472,374,558

Net assets attributable to:

Class III	$34,531,039	$3,445,028,901	$—	$213,220,041

Class IV	$—	$1,078,757,657	$—	$355,609,613

Class VI	$110,934,808	$3,013,552,057	$125,238,046	$83,958,987

Class R6	$—	$1,663,014,647	$—	$522,780,987

Class I	$39,549,292	$1,794,823,957	$—	$296,804,930

Shares outstanding:

Class III	1,408,295	99,255,903	—	10,519,222

Class IV	—	30,970,483	—	17,613,703

Class VI	4,522,573	86,800,328	9,042,645	4,158,044

Class R6	—	48,003,624	—	25,832,870

Class I	1,617,549	51,918,489	—	14,631,006

Net asset value per share:

Class III	$24.52	$34.71	$—	$20.27

Class IV	$—	$34.83	$—	$20.19

Class VI	$24.53	$34.72	$13.85	$20.19

Class R6	$—	$34.64	$—	$20.24

Class I	$24.45	$34.57	$—	$20.29

See accompanying notes to the financial statements.	46

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2025 (Unaudited) — (Continued)

	Small Cap Quality Fund	U.S. Equity Fund	U.S. Opportunistic Value Fund	U.S. Small Cap Value Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$16,038,621	$1,510,572	$858,107	$134,397
Investments in unaffiliated issuers, at value (Note 2)(b)	590,263,676	192,835,998	316,358,743	39,095,720
Receivable for investments sold	3,469,290	—	—	—
Receivable for Fund shares sold	524,237	4,580	—	—
Dividends and interest receivable	219,563	298,100	705,688	49,504
Due from broker (Note 2)	—	—	—	16
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	50,188	12,062	18,579	7,347

Total assets	610,565,575	194,661,312	317,941,117	39,286,984

Liabilities:
Due to broker (Note 2)	—	9	—	—
Payable for investments purchased	5,763,551	—	5,413	—
Payable for Fund shares repurchased	58,043	—	12,085	—
Payable to affiliate for (Note 5):
Management fee	306,853	51,075	82,194	9,884
Shareholder service fee	66,096	15,427	26,000	1,753
Payable for variation margin on open futures contracts (Note 4)	—	2,238	—	—
Payable to Trustees and related expenses	5,699	1,999	5,109	401
Accrued expenses	164,915	90,509	172,091	63,003

Total liabilities	6,365,157	161,257	302,892	75,041

Commitments and contingent liabilities (Note 5)

Net assets	$604,200,418	$194,500,055	$317,638,225	$39,211,943

(a) Cost of investments – affiliated issuers:	$16,037,221	$1,510,572	$858,107	$134,397
(b) Cost of investments – unaffiliated issuers:	$552,294,982	$166,226,486	$283,613,133	$34,071,614

47	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2025 (Unaudited) — (Continued)

	Small Cap Quality Fund	U.S. Equity Fund	U.S. Opportunistic Value Fund	U.S. Small Cap Value Fund

Net assets consist of:
Paid-in capital	$585,462,139	$158,772,533	$284,968,555	$34,112,564
Distributable earnings (accumulated loss)	18,738,279	35,727,522	32,669,670	5,099,379

	$604,200,418	$194,500,055	$317,638,225	$39,211,943

Net assets attributable to:

Class III	$63,871,709	$79,843,950	$39,910,416	$—

Class IV	$151,414,713	$—	$86,656,944	$—

Class VI	$51,313,394	$114,656,105	$126,928,796	$39,211,943

Class R6	$1,814,567	$—	$2,039,938	$—

Class I	$335,786,035	$—	$62,102,131	$—

Shares outstanding:

Class III	2,744,310	5,665,845	1,846,748	—

Class IV	6,506,546	—	4,018,699	—

Class VI	2,201,069	8,287,143	5,882,819	1,745,148

Class R6	77,999	—	94,760	—

Class I	14,431,754	—	2,884,739	—

Net asset value per share:

Class III	$23.27	$14.09	$21.61	$—

Class IV	$23.27	$—	$21.56	$—

Class VI	$23.31	$13.84	$21.58	$22.47

Class R6	$23.26	$—	$21.53	$—

Class I	$23.27	$—	$21.53	$—

See accompanying notes to the financial statements.	48

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2025 (Unaudited)

	Climate Change Fund	Emerging Markets ex-China Fund	Emerging Markets Fund	International Equity Fund	International Opportunistic Value Fund
Investment income:
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$3,682,384	$2,559,008	$14,297,599	$25,828,042	$11,685,992
Dividends from affiliated issuers (Note 10)	155,156	7,501	96,267	1,373,014	100,850
Interest	2,175	—	7,567	29,799	935
Securities lending income (net)	213,179	696	30,177	121,856	137,614
Other income (Note 2)	—	140,612	620,121	503	51,848

Total investment income	4,052,894	2,707,817	15,051,731	27,353,214	11,977,239

Expenses:
Management fee (Note 5)	1,330,885	209,456	1,353,165	2,642,814	958,278
Shareholder service fee – Class II (Note 5)	—	—	135,470	—	—
Shareholder service fee – Class III (Note 5)	157,942	27,239	33	317,570	23,791
Shareholder service fee – Class IV (Note 5)	—	—	—	280,587	164,520
Shareholder service fee – Class VI (Note 5)	—	10,958	53,545	—	—
Shareholder service fee – Class R6 (Note 5)	122,151	—	17,386	—	16,807
Shareholder service fee – Class I (Note 5)	52,628	—	90,909	11,189	105
Audit and tax fees	54,693	83,931	77,456	65,874	63,180
Custodian, fund accounting, administration and transfer agent fees	71,958	68,474	293,488	129,725	68,132
Legal fees	13,195	2,691	136,443	15,985	9,067
Registration fees	15,802	1,552	30,243	23,340	8,512
Trustees’ fees and related expenses (Note 5)	16,749	2,383	14,037	36,914	14,177
Miscellaneous	17,064	21,765	31,446	33,229	20,427

Total expenses	1,853,067	428,449	2,233,621	3,557,227	1,346,996
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(90,841)	(146,896)	(219,680)	(128,349)	(103,937)
Indirectly incurred management fees waived or borne by GMO (Note 5)	(2,862)	(139)	(1,820)	(25,266)	(1,831)

Net expenses	1,759,364	281,414	2,012,121	3,403,612	1,241,228

Net investment income (loss)	2,293,530	2,426,403	13,039,610	23,949,602	10,736,011

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	(54,155,460)	1,322,313	3,974,999	114,532,721	34,771,133
Investments in affiliated issuers	9,910	1,000	1,200	71,395	(4,244)
Futures contracts	—	—	(39,061)	—	—
Foreign currency and foreign currency related transactions	68,538	(53,629)	(252,380)	202,712	60,839

Net realized gain (loss)	(54,077,012)	1,269,684	3,684,758	114,806,828	34,827,728

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	174,584,177	9,980,272	63,469,916	52,735,578	19,534,277
Investments in affiliated issuers	(84)	—	(7,136)	(73,395)	45
Futures contracts	—	—	334,115	—	—
Foreign currency and foreign currency related transactions	13,011	16,134	59,400	309,068	88,955

Net change in unrealized appreciation (depreciation)	174,597,104	9,996,406	63,856,295	52,971,251	19,623,277

Net realized and unrealized gain (loss)	120,520,092	11,266,090	67,541,053	167,778,079	54,451,005

Net increase (decrease) in net assets resulting from operations	$122,813,622	$13,692,493	$80,580,663	$191,727,681	$65,187,016

(a) Withholding tax:	$286,632	$400,872	$1,821,512	$2,001,895	$1,076,243
(b) Foreign capital gains tax (benefit) on net realized gain (loss):	$—	$15,315	$(123,466)	$—	$—
(c) Foreign capital gains tax (benefit) on change in net unrealized appreciation (depreciation):	$—	$57,284	$339,180	$—	$—

49	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2025 (Unaudited) — (Continued)

	Japan Value Creation Fund	Quality Fund	Resource Transition Fund	Resources Fund
Investment income:
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$2,995,344	$81,105,177	$1,466,201	$25,711,959
Dividends from affiliated issuers (Note 10)	96,049	2,919,764	44,166	560,430
Interest	95	9,772	178	1,764
Non-cash dividends from unaffilliated issuers	—	—	359,054	2,727,523
Securities lending income (net)	—	—	9,983	223,843
Other income (Note 2)	—	1,943	96,283	193

Total investment income	3,091,488	84,036,656	1,975,865	29,225,712

Expenses:
Management fee (Note 5)	469,690	17,623,700	414,581	3,400,219
Shareholder service fee – Class III (Note 5)	24,128	2,451,828	—	144,067
Shareholder service fee – Class IV (Note 5)	—	557,398	—	166,370
Shareholder service fee – Class VI (Note 5)	33,894	842,670	28,502	21,526
Shareholder service fee – Class R6 (Note 5)	—	1,185,425	—	325,170
Shareholder service fee – Class I (Note 5)	24,341	1,279,047	—	242,567
Audit and tax fees	39,569	64,143	46,300	64,308
Custodian, fund accounting, administration and transfer agent fees	50,636	1,817,308	13,709	326,168
Legal fees	29,949	185,876	2,926	38,172
Registration fees	16,201	47,572	1,123	42,649
Trustees’ fees and related expenses (Note 5)	6,555	373,186	3,207	48,627
Miscellaneous	6,909	137,971	5,354	29,564

Total expenses	701,872	26,566,124	515,702	4,849,407
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(75,788)	(103,907)	(68,759)	—
Indirectly incurred management fees waived or borne by GMO (Note 5)	(3,929)	(52,817)	(804)	(10,199)

Net expenses	622,155	26,409,400	446,139	4,839,208

Net investment income (loss)	2,469,333	57,627,256	1,529,726	24,386,504

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	4,365,598	620,792,979	(4,457,398)	(51,702,199)
Investments in affiliated issuers	7,786	(7,000)	150	(3,016,348)
Foreign currency and foreign currency related transactions	138,011	601,509	5,563	276,582

Net realized gain (loss)	4,511,395	621,387,488 *	(4,451,685)	(54,441,965)

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	29,177,327	(209,137,133)	31,897,951	250,590,698
Investments in affiliated issuers	(6,986)	3,000	(150)	(27,050,676)
Foreign currency and foreign currency related transactions	(17,406)	1,046,961	701	46,170

Net change in unrealized appreciation (depreciation)	29,152,935	(208,087,172)	31,898,502	223,586,192

Net realized and unrealized gain (loss)	33,664,330	413,300,316	27,446,817	169,144,227

Net increase (decrease) in net assets resulting from operations	$36,133,663	$470,927,572	$28,976,543	$193,530,731

(a) Withholding tax:	$332,360	$2,759,136	$88,221	$1,408,542
(b) Foreign capital gains tax (benefit) on change in net unrealized appreciation (depreciation):	$—	$—	$—	$88,172

*	For the details related to in-kind redemption realized gain (loss) please refer to Note 6.

See accompanying notes to the financial statements.	50

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2025 (Unaudited) — (Continued)

	Small Cap Quality Fund	U.S. Equity Fund	U.S. Opportunistic Value Fund	U.S. Small Cap Value Fund
Investment income:
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$2,532,876	$1,637,777	$5,646,506	$420,251
Dividends from affiliated issuers (Note 10)	318,364	26,025	55,986	2,267
Interest	9,712	10,948	217	310
Securities lending income (net)	—	443	—	—

Total investment income	2,860,952	1,675,193	5,702,709	422,828

Expenses:
Management fee (Note 5)	1,627,788	282,955	608,496	54,188
Shareholder service fee – Class III (Note 5)	45,604	54,548	27,465	—
Shareholder service fee – Class IV (Note 5)	60,896 *	—	84,437	—
Shareholder service fee – Class VI (Note 5)	14,340	30,201	34,665	9,614
Shareholder service fee – Class R6 (Note 5)	703 **	—	1,415	—
Shareholder service fee – Class I (Note 5)	230,187	—	44,356	—
Audit and tax fees	33,399	35,604	32,064	32,959
Custodian, fund accounting, administration and transfer agent fees	208,546	22,686	104,647	13,381
Legal fees	9,578	3,854	11,390	2,184
Registration fees	14,021	10,080	21,580	1,153
Trustees’ fees and related expenses (Note 5)	17,327	6,102	15,180	1,188
Miscellaneous	7,065	5,296	8,400	1,090

Total expenses	2,269,454	451,326	994,095	115,757
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(269,936)	(52,759)	(96,951)	(31,013)
Indirectly incurred management fees waived or borne by GMO (Note 5)	(5,852)	(474)	(988)	(41)

Net expenses	1,993,666	398,093	896,156	84,703

Net investment income (loss)	867,286	1,277,100	4,806,553	338,125

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(17,497,969)	8,130,478	2,931,602	409,332
Investments in affiliated issuers	6,338	400	(200)	169
Futures contracts	—	357,675	—	(22,676)

Net realized gain (loss)	(17,491,631)	8,488,553	2,931,402	386,825

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	41,498,632	8,568,146	4,914,497	2,810,904
Investments in affiliated issuers	(4,937)	—	—	(169)
Futures contracts	—	40,437	—	15,589

Net change in unrealized appreciation (depreciation)	41,493,695	8,608,583	4,914,497	2,826,324

Net realized and unrealized gain (loss)	24,002,064	17,097,136	7,845,899	3,213,149

Net increase (decrease) in net assets resulting from operations	$24,869,350	$18,374,236	$12,652,452	$3,551,274

(a) Withholding tax:	$—	$901	$—	$625

*	Period from March 31, 2025 (commencement of operations) through August 31, 2025.
**	Period from April 29, 2025 (commencement of operations) through August 31, 2025.

51	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets

	Climate Change Fund		Emerging Markets ex-China Fund

	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$2,293,530	$4,546,752	$2,426,403	$3,745,700

Net realized gain (loss)	(54,077,012)	(78,724,619)	1,269,684	17,484,207

Change in net unrealized appreciation (depreciation)	174,597,104	(72,199,285)	9,996,406	(21,999,862)

Net increase (decrease) in net assets from operations	122,813,622	(146,377,152)	13,692,493	(769,955)

Distributions to shareholders:

Class III	—	(1,897,328)	(621,600)	(9,232,178)

Class VI	—	—	(671,338)	(14,469,210)

Class R6	—	(1,078,090)	—	—

Class I	—	(726,782)	—	—

Total distributions	—	(3,702,200)	(1,292,938)	(23,701,388)

Net share transactions (Note 9):

Class III	(100,691,252)	9,405,962	(1,724,941)	2,624,249

Class VI	—	—	(4,439,548)	(145,106,711)

Class R6	(7,177,716)	13,297,544	—	—

Class I	(70,793,409)	(95,186,209)	—	—

Increase (decrease) in net assets resulting from net share transactions	(178,662,377)	(72,482,703)	(6,164,489)	(142,482,462)

Total increase (decrease) in net assets	(55,848,755)	(222,562,055)	6,235,066	(166,953,805)

Net assets:

Beginning of period	520,198,544	742,760,599	70,337,441	237,291,246

End of period	$464,349,789	$520,198,544	$76,572,507	$70,337,441

See accompanying notes to the financial statements.	52

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Emerging Markets Fund		International Equity Fund

	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$13,039,610	$15,033,985	$23,949,602	$21,641,093

Net realized gain (loss)	3,684,758	(59,545,284)	114,806,828	85,094,600

Change in net unrealized appreciation (depreciation)	63,856,295	58,593,402	52,971,251	63,412,102

Net increase (decrease) in net assets from operations	80,580,663	14,082,103	191,727,681	170,147,795

Distributions to shareholders:

Class II	(178,218)	(5,989,955)	—	—

Class III	(74)	(2,101)	(3,022,904)	(15,068,214)

Class IV	—	—	(4,585,465)	(24,519,773)

Class VI	(378,859)	(10,131,315)	—	—

Class R6	(23,225)	(668,458)	—	—

Class I	(116,175)	(2,898,021)	(80,635)	(166,224)

Total distributions	(696,551)	(19,689,850)	(7,689,004)	(39,754,211)

Net share transactions (Note 9):

Class II	(2,114,386)	(15,455,627)	—	—

Class III	74	1,430	(53,169,254)	(11,633,623)

Class IV	—	—	(194,150,784)	(45,473,657)

Class VI	(18,883,959)	(65,058,813)	—	—

Class R6	1,184,679	1,046,954	—	—

Class I	17,091,537	(2,597,583)	6,324,308	(679,255)

Increase (decrease) in net assets resulting from net share transactions	(2,722,055)	(82,063,639)	(240,995,730)	(57,786,535)

Total increase (decrease) in net assets	77,162,057	(87,671,386)	(56,957,053)	72,607,049

Net assets:

Beginning of period	370,622,296	458,293,682	1,017,658,647	945,051,598

End of period	$447,784,353	$370,622,296	$960,701,594	$1,017,658,647

53	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	International Opportunistic Value Fund		Japan Value Creation Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$10,736,011	$14,298,153	$2,469,333	$3,102,279

Net realized gain (loss)	34,827,728	27,458,681	4,511,395	10,772,963

Change in net unrealized appreciation (depreciation)	19,623,277	16,981,433	29,152,935	(4,337,179)

Net increase (decrease) in net assets from operations	65,187,016	58,738,267	36,133,663	9,538,063

Distributions to shareholders:

Class III	(1,394,441)	(2,570,011)	(320,062)	(711,451)

Class IV	(15,404,625)	(30,434,385)	—	—

Class VI	—	—	(1,227,793)	(3,083,177)

Class R6	(1,021,372)	(2,156,294)*	—	—

Class I	(4,915)	(5,085)	(313,096)	(641,792)

Total distributions	(17,825,353)	(35,165,775)	(1,860,951)	(4,436,420)

Net share transactions (Note 9):

Class III	(1,298,028)	(27,734,485)	(673,633)	(845,313)

Class IV	(157,070,719)	28,443,820	—	—

Class VI	—	—	(33,254,298)	35,651,390

Class R6	(2,470,829)	22,100,475 *	—	—

Class I	266,060	5,085	5,658,342	21,132,489

Increase (decrease) in net assets resulting from net share transactions	(160,573,516)	22,814,895	(28,269,589)	55,938,566

Total increase (decrease) in net assets	(113,211,853)	46,387,387	6,003,123	61,040,209

Net assets:

Beginning of period	410,213,505	363,826,118	179,012,016	117,971,807

End of period	$297,001,652	$410,213,505	$185,015,139	$179,012,016

*	Period from April 8, 2024 (commencement of operations) through February 28, 2025.

See accompanying notes to the financial statements.	54

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Quality Fund		Resource Transition Fund

	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$57,627,256	$104,394,274	$1,529,726	$1,754,961

Net realized gain (loss)	621,387,488	661,751,074	(4,451,685)	(5,566,971)

Change in net unrealized appreciation (depreciation)	(208,087,172)	657,955,268	31,898,502	(18,365,992)

Net increase (decrease) in net assets from operations	470,927,572	1,424,100,616	28,976,543	(22,178,002)

Distributions to shareholders:

Class III	(81,456,511)	(143,047,782)	—	—

Class IV	(25,785,949)	(65,815,512)	—	—

Class VI	(71,262,329)	(146,641,867)	—	(2,705,105)

Class R6	(39,456,561)	(70,712,066)	—	—

Class I	(43,421,761)	(78,374,359)	—	—

Total distributions	(261,383,111)	(504,591,586)	—	(2,705,105)

Net share transactions (Note 9):

Class III	29,752,865	(164,048,433)	—	—

Class IV	(155,615,034)	89,571,858	—	—

Class VI	(310,720,682)	113,963,519	50,000	2,678,108

Class R6	79,284,885	311,389,038	—	—

Class I	71,450,576	279,716,000	—	—

Increase (decrease) in net assets resulting from net share transactions	(285,847,390)	630,591,982	50,000	2,678,108

Total increase (decrease) in net assets	(76,302,929)	1,550,101,012	29,026,543	(22,204,999)

Net assets:

Beginning of period	11,071,480,148	9,521,379,136	96,211,503	118,416,502

End of period	$10,995,177,219	$11,071,480,148	$125,238,046	$96,211,503

55	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Resources Fund		Small Cap Quality Fund

	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$24,386,504	$53,839,451	$867,286	$808,806

Net realized gain (loss)	(54,441,965)	(71,249,133)	(17,491,631)	20,742,897

Change in net unrealized appreciation (depreciation)	223,586,192	(231,314,589)	41,493,695	(27,043,731)

Net increase (decrease) in net assets from operations	193,530,731	(248,724,271)	24,869,350	(5,492,028)

Distributions to shareholders:

Class III	(472,816)	(6,697,405)	(193,717)	(3,006,708)

Class IV	(902,106)	(12,473,962)	(511,626)*	—

Class VI	(222,369)	(2,986,531)	(170,518)	(3,479,629)

Class R6	(1,204,994)	(15,036,878)	(5,175)**	—

Class I	(416,093)	(14,903,443)	(993,603)	(18,344,079)

Total distributions	(3,218,378)	(52,098,219)	(1,874,639)	(24,830,416)

Net share transactions (Note 9):

Class III	(10,989,112)	5,392,350	7,645,051	43,050,014

Class IV	(39,097,894)	3,128,691	140,511,626 *	—

Class VI	(7,708,164)	(14,362,184)	304,248	(11,623,767)

Class R6	38,139,698	(2,208,798)	1,722,037 **	—

Class I	(192,894,500)	(193,774,226)	39,374,728	186,589,052

Increase (decrease) in net assets resulting from net share transactions	(212,549,972)	(201,824,167)	189,557,690	218,015,299

Total increase (decrease) in net assets	(22,237,619)	(502,646,657)	212,552,401	187,692,855

Net assets:

Beginning of period	1,494,612,177	1,997,258,834	391,648,017	203,955,162

End of period	$1,472,374,558	$1,494,612,177	$604,200,418	$391,648,017

*	Period from March 31, 2025 (commencement of operations) through August 31, 2025.
**	Period from April 29, 2025 (commencement of operations) through August 31, 2025.

See accompanying notes to the financial statements.	56

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	U.S. Equity Fund		U.S. Opportunistic Value Fund

	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$1,277,100	$1,736,285	$4,806,553	$12,201,097

Net realized gain (loss)	8,488,553	18,225,996	2,931,402	65,493,668

Change in net unrealized appreciation (depreciation)	8,608,583	(1,855,387)	4,914,497	(10,022,951)

Net increase (decrease) in net assets from operations	18,374,236	18,106,894	12,652,452	67,671,814

Distributions to shareholders:

Class III	(3,206,677)	(10,071,084)	(3,090,707)	(4,049,858)

Class IV	—	—	(13,730,618)	(32,884,788)

Class VI	(4,781,404)	(11,374,977)	(10,160,053)	(14,786,369)

Class R6	—	—	(157,014)	(220,044)

Class I	—	—	(4,863,340)	(8,717,894)

Total distributions	(7,988,081)	(21,446,061)	(32,001,732)	(60,658,953)

Net share transactions (Note 9):

Class III	10,523,618	6,509,017	4,653,259	(1,376,553)

Class IV	—	—	(153,247,548)	(34,115,212)

Class VI	26,703,549	8,390,503	408,616	(17,470,116)

Class R6	—	—	137,025	205,818

Class I	—	—	717,568	(11,699,480)

Increase (decrease) in net assets resulting from net share transactions	37,227,167	14,899,520	(147,331,080)	(64,455,543)

Total increase (decrease) in net assets	47,613,322	11,560,353	(166,680,360)	(57,442,682)

Net assets:

Beginning of period	146,886,733	135,326,380	484,318,585	541,761,267

End of period	$194,500,055	$146,886,733	$317,638,225	$484,318,585

57	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	U.S. Small Cap Value Fund

	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$338,125	$671,222

Net realized gain (loss)	386,825	3,678,820

Change in net unrealized appreciation (depreciation)	2,826,324	(569,010)

Net increase (decrease) in net assets from operations	3,551,274	3,781,032

Distributions to shareholders:

Class VI	(80,970)	(600,026)

Total distributions	(80,970)	(600,026)

Net share transactions (Note 9):

Class VI	270,970	(2,552,712)

Increase (decrease) in net assets resulting from net share transactions	270,970	(2,552,712)

Total increase (decrease) in net assets	3,741,274	628,294

Net assets:

Beginning of period	35,470,669	34,842,375

End of period	$39,211,943	$35,470,669

See accompanying notes to the financial statements.	58

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CLIMATE CHANGE FUND

	Class III Shares

	Six Months
	Ended
	August 31,
	2025		Year Ended February 28/29,
	(Unaudited)		2025		2024		2023	2022		2021

Net asset value, beginning of period	$17.23		$21.98		$28.91		$30.23	$34.39		$22.36

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.10		0.14		0.17		0.25	0.28		0.35

Net realized and unrealized gain (loss)	5.40		(4.77)		(6.86)		(0.93)	0.72		13.43

Total from investment operations	5.50		(4.63)		(6.69)		(0.68)	1.00		13.78

Less distributions to shareholders:

From net investment income	—		(0.12)		(0.24)		(0.16)	(0.57)		(0.30)

From net realized gains	—		—		—		(0.48)	(4.59)		(1.45)

Total distributions	—		(0.12)		(0.24)		(0.64)	(5.16)		(1.75)

Net asset value, end of period	$22.73		$17.23		$21.98		$28.91	$30.23		$34.39

Total Return(b)	31.92	%**	(21.12)%		(23.16)%		(1.92)%	2.91%		63.84%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$198,586		$245,671		$308,163		$330,218	$306,996		$178,223

Net expenses to average daily net assets(c)	0.78	%*	0.77%		0.77%		0.77%	0.77%		0.77%

Net investment income (loss) to average daily net assets(a)	1.13	%*	0.66%		0.69%		0.90%	0.84%		1.39%

Portfolio turnover rate(d)	17	%**	57%		57%		57%	63%		84%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%(e)*	0.05	%(e)	0.05	%(e)	0.05%	0.04	%(e)	0.13	%(e)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	33%	104%	119%	124%	140%	145%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

59	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

CLIMATE CHANGE FUND (continued)

	Class R6 Shares

	Six Months
	Ended
	August 31,
	2025		Year Ended February 28/29,
	(Unaudited)		2025		2024		2023	2022		2021

Net asset value, beginning of period	$17.20		$21.93		$28.85		$30.17	$34.33		$22.36

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.09		0.13		0.18		0.25	0.28		0.31

Net realized and unrealized gain (loss)	5.39		(4.74)		(6.87)		(0.92)	0.72		13.43

Total from investment operations	5.48		(4.61)		(6.69)		(0.67)	1.00		13.74

Less distributions to shareholders:

From net investment income	—		(0.12)		(0.23)		(0.17)	(0.57)		(0.32)

From net realized gains	—		—		—		(0.48)	(4.59)		(1.45)

Total distributions	—		(0.12)		(0.23)		(0.65)	(5.16)		(1.77)

Net asset value, end of period	$22.68		$17.20		$21.93		$28.85	$30.17		$34.33

Total Return(b)	31.86	%**	(21.06)%		(23.18)%		(1.90)%	2.90%		63.71%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$198,642		$154,339		$182,235		$183,089	$115,014		$74,961

Net expenses to average daily net assets(c)	0.78	%*	0.77%		0.77%		0.77%	0.77%		0.77%

Net investment income (loss) to average daily net assets(a)	0.98	%*	0.61%		0.73%		0.90%	0.84%		1.04%

Portfolio turnover rate(d)	17	%**	57%		57%		57%	63%		84%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%(e)*	0.05	%(e)	0.05	%(e)	0.05%	0.04	%(e)	0.11	%(e)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	33%	104%	119%	124%	140%	145%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	60

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

CLIMATE CHANGE FUND (continued)

	Class I Shares

	Six Months
	Ended
	August 31,
	2025		Year Ended February 28/29,
	(Unaudited)		2025		2024		2023	2022		2021

Net asset value, beginning of period	$17.21		$21.94		$28.83		$30.16	$34.33		$22.36

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.08		0.12		0.17		0.22	0.24		0.21

Net realized and unrealized gain (loss)	5.41		(4.76)		(6.87)		(0.93)	0.73		13.53

Total from investment operations	5.49		(4.64)		(6.70)		(0.71)	0.97		13.74

Less distributions to shareholders:

From net investment income	—		(0.09)		(0.19)		(0.14)	(0.55)		(0.32)

From net realized gains	—		—		—		(0.48)	(4.59)		(1.45)

Total distributions	—		(0.09)		(0.19)		(0.62)	(5.14)		(1.77)

Net asset value, end of period	$22.70		$17.21		$21.94		$28.83	$30.16		$34.33

Total Return(b)	31.90	%**	(21.18)%		(23.25)%		(2.03)%	2.81%		63.67%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$67,121		$120,189		$252,363		$419,552	$308,143		$98,697

Net expenses to average daily net assets(c)	0.88	%*	0.87%		0.87%		0.87%	0.87%		0.87%

Net investment income (loss) to average daily net assets(a)	0.87	%*	0.57%		0.65%		0.79%	0.72%		0.66%

Portfolio turnover rate(d)	17	%**	57%		57%		57%	63%		84%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%(e)*	0.05	%(e)	0.04	%(e)	0.05%	0.04	%(e)	0.11	%(e)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	33%	104%	119%	124%	140%	145%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

61	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS EX-CHINA FUND

	Class III Shares
	Six Months Ended August 31, 2025		Year Ended February 28/29,					Period from November 17, 2021 (commencement of operations) through February 28,
	(Unaudited)		2025		2024		2023	2022

Net asset value, beginning of period	$11.30		$15.47		$13.33		$16.65	$20.00

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.39	(b)	0.45		0.72		0.72	0.15

Net realized and unrealized gain (loss)	1.85		(0.87)		2.44		(3.42)	(3.37)

Total from investment operations	2.24		(0.42)		3.16		(2.70)	(3.22)

Less distributions to shareholders:

From net investment income	—		(0.98)		(1.02)		(0.56)	(0.13)

From net realized gains	(0.22)		(2.77)		—		(0.06)	—

Total distributions	(0.22)		(3.75)		(1.02)		(0.62)	(0.13)

Net asset value, end of period	$13.32		$11.30		$15.47		$13.33	$16.65

Total Return(c)	19.86	%(d)**	(3.91)%		24.10%		(16.04)%	(16.20	)%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$37,740		$33,602		$41,481		$28,548	$14,810

Net expenses to average daily net assets(e)	0.81	%*	0.81%		0.80%		0.80%	0.80	%*

Net investment income (loss) to average daily net assets(a)	6.29	%(b)*	3.18%		5.02%		5.26%	2.52	%*

Portfolio turnover rate(f)	39	%**	86%		84%		126%	43	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.37	%(g)*	0.58	%(g)	0.11	%(g)	0.08%	0.16	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees, related taxes and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

August 31, 2025
$67,050
5.92%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaim payments and related interest recognized during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

August 31, 2025
0.22%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	42%	103%	123%	140%	43%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	62

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS EX-CHINA FUND (continued)

	Class VI Shares
	Six Months Ended August 31, 2025		Year Ended February 28/29,					Period from October 18, 2021 (commencement of operations) through February 28,
	(Unaudited)		2025		2024		2023	2022

Net asset value, beginning of period	$11.33		$15.48		$13.34		$16.66	$20.00

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.40	(b)	0.54		0.78		0.74	0.17

Net realized and unrealized gain (loss)	1.85		(0.93)		2.39		(3.43)	(3.38)

Total from investment operations	2.25		(0.39)		3.17		(2.69)	(3.21)

Less distributions to shareholders:

From net investment income	—		(0.99)		(1.03)		(0.57)	(0.13)

From net realized gains	(0.22)		(2.77)		—		(0.06)	—

Total distributions	(0.22)		(3.76)		(1.03)		(0.63)	(0.13)

Net asset value, end of period	$13.36		$11.33		$15.48		$13.34	$16.66

Total Return(c)	19.90	%(d)**	(3.66)%		24.22%		(15.97)%	(16.15	)%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$38,832		$36,736		$195,810		$226,245	$282,287

Net expenses to average daily net assets(e)	0.68	%*	0.68%		0.67%		0.67%	0.67	%*

Net investment income (loss) to average daily net assets(a)	6.44	%(b)*	3.64%		5.46%		5.39%	2.36	%*

Portfolio turnover rate(f)	39	%**	86%		84%		126%	43	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.40	%(g)*	0.43	%(g)	0.15	%(g)	0.12%	0.20	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees, related taxes and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

August 31, 2025
$73,562
6.08%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaim payments and related interest recognized during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

August 31, 2025
0.22%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	42%	103%	123%	140%	43%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

63	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS FUND

	Class II Shares
	Six Months Ended August 31, 2025		Year Ended February 28/29,
	(Unaudited)		2025		2024		2023		2022	2021

Net asset value, beginning of period	$ 23.28		$23.81		$21.87		$29.81		$36.70	$30.75

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.80	(b)	0.90	(b)	1.31	(b)	1.04		1.21	0.86

Net realized and unrealized gain (loss)	4.23		(0.19)		2.31		(7.23)		(6.58)	6.36

Total from investment operations	5.03		0.71		3.62		(6.19)		(5.37)	7.22

Less distributions to shareholders:

From net investment income	(0.04)		(1.24)		(1.68)		(1.75)		(1.52)	(1.27)

Total distributions	(0.04)		(1.24)		(1.68)		(1.75)		(1.52)	(1.27)

Net asset value, end of period	$ 28.27		$23.28		$23.81		$21.87		$29.81	$36.70

Total Return(c)	21.60	%(d)**	2.89	%(d)	17.55	%(d)	(20.78)%		(15.13)%	23.89%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$134,114		$112,376		$129,497		$151,666		$262,449	$291,833

Net expenses to average daily net assets(e)	1.03	%*	1.03%		0.96%		0.95%		0.92%	0.93%

Net investment income (loss) to average daily net assets(a)	6.17	%(b)*	3.67	%(b)	5.82	%(b)	4.32%		3.34%	2.73%

Portfolio turnover rate	41	%(f)**	118	%(f)	109	%(f)	128	%(f)	102%	102%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.09	%(g)*	0.09	%(g)	0.10	%(g)	0.05%		0.03%	0.07	%(g)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees, related taxes and non-recurring contingent legal fees attributed to EU tax reclaims, if any, and interest payments (net of related taxes, if any) in respect of capital gain tax refunds in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim and interest recognized in respect of capital gain tax refunds amount below, the net investment income to average daily net assets ratio would have been:

August 31,	February 28,	February 29,
2025	2025	2024
$183,425	$88,320	$456,929
5.88%	3.60%	5.47%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaim payments and interest recognized in respect of capital gain tax refunds received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

August 31,	February 28,	February 29,
2025	2025	2024
0.18%	0.07%	0.67%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	52%	141%	138%	138%	N/A	N/A

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	64

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS FUND (continued)

	Class III Shares
	Six Months Ended August 31, 2025		Year Ended February 28/29,
	(Unaudited)		2025		2024		2023		2022	2021

Net asset value, beginning of period	$23.68		$24.21		$21.96		$29.91		$36.81	$30.84

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.82	(b)	0.92	(b)	1.45	(b)	1.22		1.27	0.76

Net realized and unrealized gain (loss)	4.31		(0.19)		2.23		(7.42)		(6.64)	6.51

Total from investment operations	5.13		0.73		3.68		(6.20)		(5.37)	7.27

Less distributions to shareholders:

From net investment income	(0.04)		(1.26)		(1.43)		(1.75)		(1.53)	(1.30)

Total distributions	(0.04)		(1.26)		(1.43)		(1.75)		(1.53)	(1.30)

Net asset value, end of period	$28.77		$23.68		$24.21		$21.96		$29.91	$36.81

Total Return(c)	21.69	%(d)**	2.94	%(d)	17.63	%(d)	(20.73)%		(15.08)%	23.99%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$ 49		$40		$40		$72		$267,177	$501,907

Net expenses to average daily net assets(e)	0.98	%*	0.97%		0.91%		0.90%		0.87%	0.88%

Net investment income (loss) to average daily net assets(a)	6.22	%(b)*	3.68	%(b)	6.40	%(b)	5.01%		3.47%	2.36%

Portfolio turnover rate	41	%(f)**	118	%(f)	109	%(f)	128	%(f)	102%	102%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.07	%(g)*	0.07	%(g)	0.07	%(g)	0.02%		0.01%	0.04	%(g)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees, related taxes and non-recurring contingent legal fees attributed to EU tax reclaims, if any, and interest payments (net of related taxes, if any) in respect of capital gain tax refunds in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim and interest recognized in respect of capital gain tax refunds amount below, the net investment income to average daily net assets ratio would have been:

August 31,	February 28,	February 29,
2025	2025	2024
$ 67	$ 30	$ 210
5.94%	3.61%	6.05%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaim payments and interest recognized in respect of capital gain tax refunds received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

August 31,	February 28,	February 29,
2025	2025	2024
0.18%	0.07%	0.67%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	52%	141%	138%	138%	N/A	N/A

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

65	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS FUND (continued)

	Class VI Shares
	Six Months Ended August 31, 2025		Year Ended February 28/29,
	(Unaudited)		2025		2024		2023		2022	2021

Net asset value, beginning of period	$ 23.03		$23.57		$21.67		$29.56		$36.41	$30.52

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.81	(b)	0.92	(b)	1.41	(b)	1.14		1.33	0.87

Net realized and unrealized gain (loss)	4.19		(0.18)		2.22		(7.24)		(6.59)	6.36

Total from investment operations	5.00		0.74		3.63		(6.10)		(5.26)	7.23

Less distributions to shareholders:

From net investment income	(0.05)		(1.28)		(1.73)		(1.79)		(1.59)	(1.34)

Total distributions	(0.05)		(1.28)		(1.73)		(1.79)		(1.59)	(1.34)

Net asset value, end of period	$ 27.98		$23.03		$23.57		$21.67		$29.56	$36.41

Total Return(c)	21.73	%(d)**	3.07	%(d)	17.77	%(d)	(20.62)%		(14.98)%	24.11%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$201,922		$183,206		$250,903		$598,337		$1,244,914	$1,787,607

Net expenses to average daily net assets(e)	0.85	%*	0.85%		0.78%		0.77%		0.74%	0.75%

Net investment income (loss) to average daily net assets(a)	6.40	%(b)*	3.81	%(b)	6.33	%(b)	4.77%		3.69%	2.75%

Portfolio turnover rate	41	%(f)**	118	%(f)	109	%(f)	128	%(f)	102%	102%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.11	%(g)*	0.10	%(g)	0.11	%(g)	0.06%		0.05%	0.08	%(g)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees, related taxes and non-recurring contingent legal fees attributed to EU tax reclaims, if any, and interest payments (net of related taxes, if any) in respect of capital gain tax refunds in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim and interest recognized in respect of capital gain tax refunds amount below, the net investment income to average daily net assets ratio would have been:

August 31,	February 28,	February 29,
2025	2025	2024
$289,999	$143,636	$1,540,135
6.10%	3.74%	5.99%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaim payments and interest recognized in respect of capital gain tax refunds received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

August 31,	February 28,	February 29,
2025	2025	2024
0.18%	0.07%	0.67%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	52%	141%	138%	138%	N/A	N/A

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	66

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS FUND (continued)

	Class R6 Shares
	Six Months Ended August 31, 2025		Year Ended February 28/29,							Period from March 31, 2020 (commencement of operations) through February 28,
	(Unaudited)		2025		2024		2023		2022	2021

Net asset value, beginning of period	$ 23.28		$23.81		$21.88		$29.78		$36.67	$ 26.05

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.80	(b)	0.88	(b)	1.31	(b)	1.14		1.15	0.72

Net realized and unrealized gain (loss)	4.23		(0.17)		2.31		(7.32)		(6.51)	11.20

Total from investment operations	5.03		0.71		3.62		(6.18)		(5.36)	11.92

Less distributions to shareholders:

From net investment income	(0.04)		(1.24)		(1.69)		(1.72)		(1.53)	(1.30)

Total distributions	(0.04)		(1.24)		(1.69)		(1.72)		(1.53)	(1.30)

Net asset value, end of period	$ 28.27		$23.28		$23.81		$21.88		$29.78	$ 36.67

Total Return(c)	21.61	%(d)**	2.91	%(d)	17.54	%(d)	(20.76)%		(15.13)%	46.24	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$17,222		$13,041		$12,317		$11,042		$40,197	$43,664

Net expenses to average daily net assets(e)	1.03	%*	1.03%		0.96%		0.95%		0.93%	0.93	%*

Net investment income (loss) to average daily net assets(a)	6.20	%(b)*	3.59	%(b)	5.80	%(b)	4.74%		3.18%	2.39	%*

Portfolio turnover rate	41	%(f)**	118	%(f)	109	%(f)	128	%(f)	102%	102	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.09	%(g)*	0.09	%(g)	0.11	%(g)	0.04%		0.03%	0.05	%(g)*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees, related taxes and non-recurring contingent legal fees attributed to EU tax reclaims, if any, and interest payments (net of related taxes, if any) in respect of capital gain tax refunds in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim and interest recognized in respect of capital gain tax refunds amount below, the net investment income to average daily net assets ratio would have been:

August 31,	February 28,	February 29,
2025	2025	2024
$23,540	$9,376	$38,968
5.91%	3.52%	5.45%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaim payments and interest recognized in respect of capital gain tax refunds received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

August 31,	February 28,	February 29,
2025	2025	2024
0.18%	0.07%	0.67%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	52%	141%	138%	138%	N/A	N/A

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

67	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS FUND (continued)

	Class I Shares
	Six Months Ended August 31, 2025		Year Ended February 28/29,
	(Unaudited)		2025		2024		2023		2022	2021

Net asset value, beginning of period	$23.23		$23.76		$21.83		$29.75		$36.66	$30.75

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.79	(b)	0.93	(b)	1.35	(b)	1.06		1.13	0.52

Net realized and unrealized gain (loss)	4.22		(0.25)		2.25		(7.24)		(6.52)	6.68

Total from investment operations	5.01		0.68		3.60		(6.18)		(5.39)	7.20

Less distributions to shareholders:

From net investment income	(0.04)		(1.21)		(1.67)		(1.74)		(1.52)	(1.29)

Total distributions	(0.04)		(1.21)		(1.67)		(1.74)		(1.52)	(1.29)

Net asset value, end of period	$28.20		$23.23		$23.76		$21.83		$29.75	$36.66

Total Return(c)	21.55	%(d)**	2.79	%(d)	17.48	%(d)	(20.80)%		(15.20)%	23.83%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$94,477		$61,959		$65,537		$86,689		$119,995	$79,824

Net expenses to average daily net assets(e)	1.13	%*	1.11%		1.03%		1.00%		0.98%	0.98%

Net investment income (loss) to average daily net assets(a)	6.09	%(b)*	3.80	%(b)	6.02	%(b)	4.42%		3.14%	1.55%

Portfolio turnover rate	41	%(f)**	118	%(f)	109	%(f)	128	%(f)	102%	102%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.12	%(g)*	0.13	%(g)	0.17	%(g)	0.12%		0.10%	0.10	%(g)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees, related taxes and non-recurring contingent legal fees attributed to EU tax reclaims, if any, and interest payments (net of related taxes, if any) in respect of capital gain tax refunds in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim and interest recognized in respect of capital gain tax refunds amount below, the net investment income to average daily net assets ratio would have been:

August 31,	February 28,	February 29,
2025	2025	2024
$123,090	$44,220	$256,866
5.79%	3.73%	5.68%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaim payments and interest recognized in respect of capital gain tax refunds received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

August 31,	February 28,	February 29,
2025	2025	2024
0.18%	0.07%	0.67%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	52%	141%	138%	138%	N/A	N/A

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	68

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY FUND

	Class III Shares
	Six Months Ended August 31, 2025		Year Ended February 28/29,
	(Unaudited)		2025		2024		2023	2022		2021

Net asset value, beginning of period	$ 26.77		$23.47		$21.64		$23.00	$23.32		$20.09

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.66		0.54		0.78		0.89	0.96	(b)	0.75	(b)

Net realized and unrealized gain (loss)	4.65		3.76		2.78		(1.36)	0.25		3.51

Total from investment operations	5.31		4.30		3.56		(0.47)	1.21		4.26

Less distributions to shareholders:

From net investment income	(0.21)		(1.00)		(1.73)		(0.89)	(1.53)		(1.03)

Total distributions	(0.21)		(1.00)		(1.73)		(0.89)	(1.53)		(1.03)

Net asset value, end of period	$ 31.87		$26.77		$23.47		$21.64	$23.00		$23.32

Total Return(c)	19.87	%**	18.80	%(d)	16.98%		(1.87)%	5.08	%(e)	21.60	%(f)

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$421,879		$401,462		$362,473		$366,630	$358,775		$423,332

Net expenses to average daily net assets(g)	0.68	%*	1.86	%(h)	0.67%		0.66%	0.67%		0.66%

Net investment income (loss) to average daily net assets(a)	4.48	%*	2.15%		3.47%		4.28%	3.84	%(b)	3.70	%(b)

Portfolio turnover rate(i)	31	%**	71%		63%		51%	64%		48%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%(j)*	0.04	%(j)	0.04	%(j)	0.04%	0.03%		0.03%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees, related taxes and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28,	February 28,
2022	2021
$861,919	$6,194,610
3.63%	2.30%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)	The Fund recognized proceeds from a one-time litigation settlement that had a positive impact of 5.52% to total return.
(e)

EU tax reclaim payments and related interest recognized during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28,
2022
0.21%

(f)	EU tax reclaim payments and related interest recognized during the year, net of IRS closing agreement fees, had a positive impact to total return, adding 1.58% to each class’s total return (Note 2).
(g)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(h)	Includes non-recurring legal fees from a one-time litigation settlement which increased Net operating expenses and Total net expenses by 1.19%.
(i)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	43%	84%	83%	60%	N/A	N/A

(j)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

69	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY FUND (continued)

	Class IV Shares
	Six Months Ended August 31, 2025		Year Ended February 28/29,
	(Unaudited)		2025		2024		2023	2022		2021

Net asset value, beginning of period	$ 26.73		$23.44		$21.60		$22.96	$23.28		$20.05

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.67		0.55		0.85		0.92	0.96	(b)	0.77	(b)

Net realized and unrealized gain (loss)	4.63		3.76		2.72		(1.38)	0.26		3.50

Total from investment operations	5.30		4.31		3.57		(0.46)	1.22		4.27

Less distributions to shareholders:

From net investment income	(0.21)		(1.02)		(1.73)		(0.90)	(1.54)		(1.04)

Total distributions	(0.21)		(1.02)		(1.73)		(0.90)	(1.54)		(1.04)

Net asset value, end of period	$ 31.82		$26.73		$23.44		$21.60	$22.96		$23.28

Total Return(c)	19.89	%**	18.85	%(d)	17.10%		(1.82)%	5.16	%(e)	21.71	%(f)

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$525,441		$611,464		$577,804		$921,486	$1,534,339		$1,765,686

Net expenses to average daily net assets(g)	0.62	%*	1.81	%(h)	0.61%		0.60%	0.61%		0.60%

Net investment income (loss) to average daily net assets(a)	4.57	%*	2.20%		3.80%		4.42%	3.88	%(b)	3.81	%(b)

Portfolio turnover rate(i)	31	%**	71%		63%		51%	64%		48%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%(j)*	0.04	%(j)	0.04	%(j)	0.04%	0.03%		0.03%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees, related taxes and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28,	February 28,
2022	2021
$3,699,861	$27,980,578
3.67%	2.49%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)	The Fund recognized proceeds from a one-time litigation settlement that had a positive impact of 5.52% to total return.
(e)

EU tax reclaim payments and related interest recognized during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28,
2022
0.21%

(f)	EU tax reclaim payments and related interest recognized during the year, net of IRS closing agreement fees, had a positive impact to total return, adding 1.58% to each class’s total return (Note 2).
(g)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(h)	Includes non-recurring legal fees from a one-time litigation settlement which increased Net operating expenses and Total net expenses by 1.20%.
(i)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	43%	84%	83%	60%	N/A	N/A

(j)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	70

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY FUND (continued)

	Class I Shares
	Six Months Ended August 31, 2025		Year Ended February 28/29,					Period from May 24, 2021 (commencement of operations) through February 28,
	(Unaudited)		2025		2024		2023	2022

Net asset value, beginning of period	$ 26.88		$23.55		$21.72		$23.08	$25.79

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.62		0.58		0.68		0.85	0.44	(b)

Net realized and unrealized gain (loss)	4.69		3.69		2.85		(1.36)	(2.05)

Total from investment operations	5.31		4.27		3.53		(0.51)	(1.61)

Less distributions to shareholders:

From net investment income	(0.21)		(0.94)		(1.70)		(0.85)	(1.10)

Total distributions	(0.21)		(0.94)		(1.70)		(0.85)	(1.10)

Net asset value, end of period	$ 31.98		$26.88		$23.55		$21.72	$23.08

Total Return(c)	19.78	%**	18.55	%(d)	16.78%		(2.03)%	(6.27	)%(e)**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$13,382		$4,732		$4,774		$2,804	$3,021

Net expenses to average daily net assets(f)	0.84	%*	1.76	%(g)	0.84%		0.83%	0.89	%*

Net investment income (loss) to average daily net assets(a)	4.11	%*	2.32%		3.01%		4.08%	2.35	%(b)*

Portfolio turnover rate(h)	31	%**	71%		63%		51%	64	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%(i)*	0.07	%(i)	0.04	%(i)	0.04%	0.03	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees, related taxes and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28,
2022
$2,264
1.63%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)	The Fund recognized proceeds from a one-time litigation settlement that had a positive impact of 5.51% to total return.
(e)

EU tax reclaim payments and related interest recognized during the period, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding 0.16% to Class I’s total return (Note 2). Class I commenced operations on May 24, 2021.

(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)	Includes non-recurring legal fees from a one-time litigation settlement which increased Net operating expenses and Total net expenses by 0.90%.
(h)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	43%	84%	83%	60%	N/A	N/A

(i)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

71	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL OPPORTUNISTIC VALUE FUND

	Class III Shares
	Six Months Ended August 31, 2025		Year Ended February 28/29,
	(Unaudited)		2025		2024		2023	2022		2021

Net asset value, beginning of period	$ 15.21		$14.34		$13.17		$14.30	$15.98		$13.57

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.43		0.60		0.40		0.52	0.63	(b)	0.34

Net realized and unrealized gain (loss)	2.41		1.62		1.18		(0.93)	0.14		2.42

Total from investment operations	2.84		2.22		1.58		(0.41)	0.77		2.76

Less distributions to shareholders:

From net investment income	(0.35)		(0.75)		(0.28)		(0.48)	(0.76)		(0.35)

From net realized gains	(0.40)		(0.60)		(0.13)		(0.24)	(1.69)		—

Total distributions	(0.75)		(1.35)		(0.41)		(0.72)	(2.45)		(0.35)

Net asset value, end of period	$ 17.30		$15.21		$14.34		$13.17	$14.30		$15.98

Total Return(c)	19.13	%**	16.23	%(d)	12.08%		(2.42)%	4.77	%(e)	20.53%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$33,533		$30,690		$54,986		$30,686	$31,781		$38,960

Net expenses to average daily net assets(f)	0.69	%*	0.78	%(g)	0.68%		0.68%	0.84	%(h)	0.73%

Net investment income (loss) to average daily net assets(a)	5.22	%*	3.98%		2.86%		4.06%	3.78	%(b)	2.47%

Portfolio turnover rate(i)	28	%**	49%		57%		93%	86%		75%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.06	%(j)*	0.05	%(j)	0.12	%(j)	0.70%	0.60	%(j)	0.54	%(j)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees, related taxes and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28,
2022
$61,519
3.62%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)	The Fund recognized proceeds from a one-time litigation settlement that had a positive impact of 0.48% to total return.
(e)

EU tax reclaim payments and related interest recognized during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28,
2022
0.14%

(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)	Includes non-recurring legal fees from a one-time litigation settlement which increased Net operating expenses and Total net expenses by 0.10%.
(h)	Net expenses include non-recurring contingent legal fees attributed to EU tax reclaims. The net expense ratio excluding these legal fees is 0.73% (Note 2).
(i)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	42%	59%	91%	134%	107%	77%

(j)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	72

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL OPPORTUNISTIC VALUE FUND (continued)

	Class IV Shares
	Six Months Ended August 31, 2025 (Unaudited)		Year Ended February 28, 2025		Period from September 25, 2023 (commencement of operations) through February 29, 2024

Net asset value, beginning of period	$ 15.16		$ 14.31		$13.92

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.46		0.54		0.13

Net realized and unrealized gain (loss)	2.37		1.67		0.68

Total from investment operations	2.83		2.21		0.81

Less distributions to shareholders:

From net investment income	(0.35)		(0.76)		(0.29)

From net realized gains	(0.40)		(0.60)		(0.13)

Total distributions	(0.75)		(1.36)		(0.42)

Net asset value, end of period	$ 17.24		$ 15.16		$14.31

Total Return(b)	19.14	%**	16.23	%(c)	5.85	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$240,655		$357,366		$308,786

Net expenses to average daily net assets(d)	0.64	%*	0.74	%(e)	0.64	%*

Net investment income (loss) to average daily net assets(a)	5.66	%*	3.58%		2.12	%*

Portfolio turnover rate(f)	28	%**	49%		57	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%(g)*	0.06	%(g)	0.10	%(g)*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	The Fund recognized proceeds from a one-time litigation settlement that had a positive impact of 0.48% to total return.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Includes non-recurring legal fees from a one-time litigation settlement which increased Net operating expenses and Total net expenses by 0.09%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024

Portfolio turnover rate including transactions in USTF	42%	59%	91%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

73	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL OPPORTUNISTIC VALUE FUND (continued)

	Class R6 Shares

	Six Months Ended August 31, 2025 (Unaudited)		Period from April 8, 2024 (commencement of operations) through February 28, 2025

Net asset value, beginning of period	$ 15.19		$ 15.13

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.43		0.43

Net realized and unrealized gain (loss)	2.40		0.99

Total from investment operations	2.83		1.42

Less distributions to shareholders:

From net investment income	(0.35)		(0.76)

From net realized gains	(0.40)		(0.60)

Total distributions	(0.75)		(1.36)

Net asset value, end of period	$ 17.27		$ 15.19

Total Return(b)	19.09	%**	10.11	%(c)**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$22,487		$22,095

Net expenses to average daily net assets(d)	0.69	%*	0.79	%(e)*

Net investment income (loss) to average daily net assets(a)	5.28	%*	3.17	%*

Portfolio turnover rate(f)	28	%**	49	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.06	%(g)*	0.06	%(g)*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	The Fund recognized proceeds from a one-time litigation settlement that had a positive impact of 0.46% to total return.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Includes non-recurring legal fees from a one-time litigation settlement which increased Net operating expenses and Total net expenses by 0.10%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025

Portfolio turnover rate including transactions in USTF	42%	59%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	74

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL OPPORTUNISTIC VALUE FUND (continued)

	Class I Shares

	Six Months Ended August 31, 2025 (Unaudited)		Year Ended February 28, 2025		Period from August 14, 2023 (commencement of operations) through February 29, 2024

Net asset value, beginning of period	$15.16		$14.31		$13.92

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.45		0.52		0.15

Net realized and unrealized gain (loss)	2.36		1.67		0.64

Total from investment operations	2.81		2.19		0.79

Less distributions to shareholders:

From net investment income	(0.35)		(0.74)		(0.27)

From net realized gains	(0.40)		(0.60)		(0.13)

Total distributions	(0.75)		(1.34)		(0.40)

Net asset value, end of period	$17.22		$15.16		$14.31

Total Return(b)	18.99	%**	16.10	%(c)	5.72	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$ 327		$ 62		$ 54

Net expenses to average daily net assets(d)	0.77	%*	0.91	%(e)	0.78	%*

Net investment income (loss) to average daily net assets(a)	5.50	%*	3.43%		2.02	%*

Portfolio turnover rate(f)	28	%**	49%		57	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.08	%(g)*	5.22	%(g)	0.10	%(g)*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	The Fund recognized proceeds from a one-time litigation settlement that had a positive impact of 0.48% to total return.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Includes non-recurring legal fees from a one-time litigation settlement which increased Net operating expenses and Total net expenses by 0.10%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024

Portfolio turnover rate including transactions in USTF	42%	59%	91%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

75	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

JAPAN VALUE CREATION FUND

	Class III Shares

	Six Months Ended August 31, 2025		Year Ended February 28/29,			Period from December 30, 2021 (commencement of operations) through February 28,
	(Unaudited)		2025	2024	2023	2022

Net asset value, beginning of period	$ 20.39		$ 19.67	$ 16.86	$ 19.71	$ 19.81

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.28		0.42	0.37	0.39	(0.03)

Net realized and unrealized gain (loss)	4.08		0.80	3.30	(2.27)	(0.07)

Total from investment operations	4.36		1.22	3.67	(1.88)	(0.10)

Less distributions to shareholders:

From net investment income	(0.14)		(0.50)	(0.86)	(0.16)	—

From net realized gains	(0.09)		—	—	(0.81)	—

Total distributions	(0.23)		(0.50)	(0.86)	(0.97)	—

Net asset value, end of period	$ 24.52		$ 20.39	$ 19.67	$ 16.86	$ 19.71

Total Return(b)	21.44	%**	6.25%	22.17%	(9.21)%	(0.50	)%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$34,531		$29,337	$29,049	$24,808	$23,673

Net expenses to average daily net assets(c)	0.71	%*	0.68%	0.67%	0.67%	0.66	%*

Net investment income (loss) to average daily net assets(a)	2.47	%*	2.06%	2.03%	2.37%	(0.55	)%*

Portfolio turnover rate(d)	10	%**	23%	33%	39%	47	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.09	%(e)*	0.09%	0.16%	0.15%	0.15	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	18%	32%	N/A	N/A	N/A

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	76

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

JAPAN VALUE CREATION FUND (continued)

	Class VI Shares

	Six Months Ended August 31, 2025		Year Ended February 28/29,				Period from September 14, 2020 (commencement of operations) through February 28,
	(Unaudited)		2025	2024	2023	2022	2021

Net asset value, beginning of period	$20.40		$19.67	$16.87	$19.71	$23.47	$20.00

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.31		0.38	0.42	0.41	0.43	0.17

Net realized and unrealized gain (loss)	4.06		0.87	3.26	(2.27)	(0.71)	3.59

Total from investment operations	4.37		1.25	3.68	(1.86)	(0.28)	3.76

Less distributions to shareholders:

From net investment income	(0.15)		(0.52)	(0.88)	(0.17)	(1.50)	(0.28)

From net realized gains	(0.09)		—	—	(0.81)	(1.98)	(0.01)

Total distributions	(0.24)		(0.52)	(0.88)	(0.98)	(3.48)	(0.29)

Net asset value, end of period	$24.53		$20.40	$19.67	$16.87	$19.71	$23.47

Total Return(b)	21.46	%**	6.41%	22.21%	(9.11)%	(1.45)%	18.82	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$110,935		$121,619	$82,521	$81,148	$133,035	$163,872

Net expenses to average daily net assets(c)	0.61	%*	0.58%	0.58%	0.57%	0.57%	0.56	%*

Net investment income (loss) to average daily net assets(a)	2.78	%*	1.88%	2.28%	2.48%	1.90%	1.68	%*

Portfolio turnover rate(d)	10	%**	23%	33%	39%	47%	28	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.08	%(e)*	0.09%	0.16%	0.14%	0.08%	0.23	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	18%	32%	N/A	N/A	N/A

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

77	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

JAPAN VALUE CREATION FUND (continued)

	Class I Shares

						Period from
						June 7, 2021
	Six Months					(commencement
	Ended					of operations)
	August 31,					through
	2025		Year Ended February 28/29,			February 28,
	(Unaudited)		2025	2024	2023	2022

Net asset value, beginning of period	$20.34		$19.64	$16.85	$19.69	$24.95

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.25		0.27	0.24	0.42	0.12

Net realized and unrealized gain (loss)	4.08		0.92	3.41	(2.32)	(1.91	)(b)

Total from investment operations	4.33		1.19	3.65	(1.90)	(1.79)

Less distributions to shareholders:

From net investment income	(0.13)		(0.49)	(0.86)	(0.13)	(1.49)

From net realized gains	(0.09)		—	—	(0.81)	(1.98)

Total distributions	(0.22)		(0.49)	(0.86)	(0.94)	(3.47)

Net asset value, end of period	$24.45		$20.34	$19.64	$16.85	$19.69

Total Return(c)	21.35	%**	6.13%	22.03%	(9.32)%	(7.43	)%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$39,549		$28,055	$6,402	$1,549	$3,107

Net expenses to average daily net assets(d)	0.83	%*	0.80%	0.78%	0.77%	0.77	%*

Net investment income (loss) to average daily net assets(a)	2.21	%*	1.33%	1.33%	2.54%	0.79	%*

Portfolio turnover rate(e)	10	%**	23%	33%	39%	47	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.09	%(f)*	0.08%	0.18%	0.19%	0.12	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	18%	32%	N/A	N/A	N/A

(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	78

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

QUALITY FUND

	Class III Shares

	Six Months
	Ended
	August 31,
	2025		Year Ended February 28/29,
	(Unaudited)		2025		2024		2023	2022		2021

Net asset value, beginning of period	$33.95		$31.00		$23.76		$28.05	$25.98		$22.77

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.18		0.33		0.29		0.29	0.33	(b)	0.32

Net realized and unrealized gain (loss)	1.43		4.23		8.17		(1.80)	3.56		6.37

Total from investment operations	1.61		4.56		8.46		(1.51)	3.89		6.69

Less distributions to shareholders:

From net investment income	(0.06)		(0.33)		(0.28)		(0.30)	(0.32)		(0.35)

From net realized gains	(0.79)		(1.28)		(0.94)		(2.48)	(1.50)		(3.13)

Total distributions	(0.85)		(1.61)		(1.22)		(2.78)	(1.82)		(3.48)

Net asset value, end of period	$34.71		$33.95		$31.00		$23.76	$28.05		$25.98

Total Return(c)	4.77	%**	14.78%		36.15%		(5.30)%	14.71	%(d)	30.83%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$3,445,029		$3,346,233		$3,211,663		$2,885,807	$2,996,330		$3,519,473

Net expenses to average daily net assets(e)	0.51	%*	0.50%		0.50%		0.49%	0.48%		0.48%

Net investment income (loss) to average daily net assets(a)	1.06	%*	1.00%		1.06%		1.14%	1.12	%(b)	1.33%

Portfolio turnover rate(f)	12	%**	16%		19%		15%	18%		28%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(g) (h)*	0.00	%(g) (h)	0.01	%(h)	0.02%	0.02	%(h)	0.02	%(h)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees, related taxes and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2022
$6,233,641
0.94%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaim payments and related interest recognized during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28, 2022
0.20%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	20%	28%	31%	24%	18%	28%

(g)	Rounds to less than 0.01%.
(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

79	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

QUALITY FUND (continued)

	Class IV Shares

	Six Months
	Ended
	August 31,
	2025		Year Ended February 28/29,
	(Unaudited)		2025		2024		2023	2022		2021

Net asset value, beginning of period	$34.06		$31.10		$23.84		$28.13	$26.04		$22.82

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.19		0.34		0.31		0.30	0.32	(b)	0.34

Net realized and unrealized gain (loss)	1.44		4.25		8.18		(1.80)	3.60		6.37

Total from investment operations	1.63		4.59		8.49		(1.50)	3.92		6.71

Less distributions to shareholders:

From net investment income	(0.07)		(0.35)		(0.29)		(0.31)	(0.33)		(0.36)

From net realized gains	(0.79)		(1.28)		(0.94)		(2.48)	(1.50)		(3.13)

Total distributions	(0.86)		(1.63)		(1.23)		(2.79)	(1.83)		(3.49)

Net asset value, end of period	$34.83		$34.06		$31.10		$23.84	$28.13		$26.04

Total Return(c)	4.79	%**	14.83%		36.17%		(5.23)%	14.79	%(d)	30.86%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$1,078,758		$1,219,154		$1,028,173		$418,403	$912,163		$750,632

Net expenses to average daily net assets(e)	0.46	%*	0.46%		0.46%		0.45%	0.44%		0.44%

Net investment income (loss) to average daily net assets(a)	1.10	%*	1.01%		1.10%		1.19%	1.08	%(b)	1.37%

Portfolio turnover rate(f)	12	%**	16%		19%		15%	18%		28%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(g) (h)*	0.00	%(g) (h)	0.01	%(h)	0.02%	0.02	%(h)	0.02	%(h)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees, related taxes and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2022
$1,577,219
0.91%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaim payments and related interest recognized during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28, 2022
0.20%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	20%	28%	31%	24%	18%	28%

(g)	Rounds to less than 0.01%.
(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	80

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

QUALITY FUND (continued)

	Class VI Shares

	Six Months
	Ended
	August 31,
	2025		Year Ended February 28/29,
	(Unaudited)		2025		2024		2023	2022		2021

Net asset value, beginning of period	$33.95		$31.01		$23.76		$28.06	$25.98		$22.77

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.20		0.36		0.32		0.32	0.34	(b)	0.35

Net realized and unrealized gain (loss)	1.43		4.22		8.18		(1.82)	3.60		6.37

Total from investment operations	1.63		4.58		8.50		(1.50)	3.94		6.72

Less distributions to shareholders:

From net investment income	(0.07)		(0.36)		(0.31)		(0.32)	(0.36)		(0.38)

From net realized gains	(0.79)		(1.28)		(0.94)		(2.48)	(1.50)		(3.13)

Total distributions	(0.86)		(1.64)		(1.25)		(2.80)	(1.86)		(3.51)

Net asset value, end of period	$34.72		$33.95		$31.01		$23.76	$28.06		$25.98

Total Return(c)	4.83	%**	14.85%		36.32%		(5.24)%	14.86	%(d)	30.95%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$3,013,552		$3,262,685		$2,875,207		$2,224,691	$3,461,580		$2,465,066

Net expenses to average daily net assets(e)	0.41	%*	0.41%		0.41%		0.40%	0.39%		0.39%

Net investment income (loss) to average daily net assets(a)	1.18	%*	1.08%		1.16%		1.24%	1.16	%(b)	1.41%

Portfolio turnover rate(f)	12	%**	16%		19%		15%	18%		28%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(g) (h)*	0.00	%(g) (h)	0.01	%(h)	0.02%	0.02	%(h)	0.02	%(h)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees, related taxes and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28,
2022
$5,862,655
0.99%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaim payments and related interest recognized during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28,
2022
0.20%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	20%	28%	31%	24%	18%	28%

(g)	Rounds to less than 0.01%.
(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

81	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

QUALITY FUND (continued)

	Class R6 Shares

	Six Months
	Ended
	August 31,
	2025		Year Ended February 28/29,
	(Unaudited)		2025		2024		2023	2022		2021

Net asset value, beginning of period	$33.88		$30.95		$23.73		$28.02	$25.96		$22.76

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.18		0.32		0.29		0.28	0.32	(b)	0.30

Net realized and unrealized gain (loss)	1.43		4.23		8.16		(1.79)	3.57		6.39

Total from investment operations	1.61		4.55		8.45		(1.51)	3.89		6.69

Less distributions to shareholders:

From net investment income	(0.06)		(0.34)		(0.29)		(0.30)	(0.33)		(0.36)

From net realized gains	(0.79)		(1.28)		(0.94)		(2.48)	(1.50)		(3.13)

Total distributions	(0.85)		(1.62)		(1.23)		(2.78)	(1.83)		(3.49)

Net asset value, end of period	$34.64		$33.88		$30.95		$23.73	$28.02		$25.96

Total Return(c)	4.78	%**	14.76%		36.14%		(5.29)%	14.71	%(d)	30.81%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$1,663,015		$1,560,754		$1,142,543		$769,960	$507,232		$330,287

Net expenses to average daily net assets(e)	0.51	%*	0.50%		0.49%		0.48%	0.48%		0.48%

Net investment income (loss) to average daily net assets(a)	1.06	%*	0.98%		1.07%		1.12%	1.07	%(b)	1.22%

Portfolio turnover rate(f)	12	%**	16%		19%		15%	18%		28%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(g) (h)*	0.01	%(h)	0.02	%(h)	0.03%	0.02	%(h)	0.02	%(h)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees, related taxes and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28,
2022
$822,832
0.89%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaim payments and related interest recognized during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28,
2022
0.20%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	20%	28%	31%	24%	18%	28%

(g)	Rounds to less than 0.01%.
(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	82

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

QUALITY FUND (continued)

	Class I Shares

	Six Months
	Ended
	August 31,
	2025		Year Ended February 28/29,
	(Unaudited)		2025		2024		2023	2022		2021

Net asset value, beginning of period	$33.82		$30.90		$23.70		$27.99	$25.93		$22.75

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.16		0.29		0.27		0.26	0.28	(b)	0.28

Net realized and unrealized gain (loss)	1.43		4.21		8.14		(1.80)	3.58		6.37

Total from investment operations	1.59		4.50		8.41		(1.54)	3.86		6.65

Less distributions to shareholders:

From net investment income	(0.05)		(0.30)		(0.27)		(0.27)	(0.30)		(0.34)

From net realized gains	(0.79)		(1.28)		(0.94)		(2.48)	(1.50)		(3.13)

Total distributions	(0.84)		(1.58)		(1.21)		(2.75)	(1.80)		(3.47)

Net asset value, end of period	$34.57		$33.82		$30.90		$23.70	$27.99		$25.93

Total Return(c)	4.72	%**	14.63%		36.02%		(5.40)%	14.62	%(d)	30.66%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$1,794,824		$1,682,655		$1,263,793		$486,544	$481,865		$303,447

Net expenses to average daily net assets(e)	0.63	%*	0.61%		0.59%		0.58%	0.58%		0.58%

Net investment income (loss) to average daily net assets(a)	0.94	%*	0.86%		0.96%		1.04%	0.96	%(b)	1.12%

Portfolio turnover rate(f)	12	%**	16%		19%		15%	18%		28%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(g) (h)*	0.01	%(h)	0.04	%(h)	0.04%	0.04	%(h)	0.02	%(h)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees, related taxes and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28,
2022
$779,657
0.79%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaim payments and related interest recognized during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28,
2022
0.20%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	20%	28%	31%	24%	18%	28%

(g)	Rounds to less than 0.01%.
(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

83	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

RESOURCE TRANSITION FUND

	Class VI Shares

	Six Months Ended August 31, 2025 (Unaudited)		Year Ended February 28/29,				Period from February 15, 2023 (commencement of operations) through February 28,
			2025		2024		2023

Net asset value, beginning of period	$10.64		$13.43		$18.98		$20.00

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.17	(b)	0.20		0.45		0.01

Net realized and unrealized gain (loss)	3.04		(2.68)		(5.21)		(1.03)

Total from investment operations	3.21		(2.48)		(4.76)		(1.02)

Less distributions to shareholders:

From net investment income	—		(0.31)		(0.79)		—

Total distributions	—		(0.31)		(0.79)		—

Net asset value, end of period	$13.85		$10.64		$13.43		$18.98

Total Return(c)	30.17	%(d)**	(18.78)%		(25.58)%		(5.10	)%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$125,238		$96,212		$118,417		$460,209

Net expenses to average daily net assets(e)	0.86	%*	0.86%		0.86%		0.86	%*

Net investment income (loss) to average daily net assets(a)	2.95	%(b)*	1.49%		2.70%		1.39	%*

Portfolio turnover rate(f)	32	%**	47%		84%		0	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.13	%(g)*	0.14	%(g)	0.08	%(g)	0.73	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees, related taxes and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

August 31,
2025
$96,277
2.77%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaim payments and related interest recognized during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

August 31,
2025
0.10%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023

Portfolio turnover rate including transactions in USTF	38%	58%	98%	2%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	84

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

RESOURCES FUND

	Class III Shares

	Six Months
	Ended
	August 31,
	2025		Year Ended February 28/29,
	(Unaudited)		2025		2024		2023	2022	2021

Net asset value, beginning of period	$17.43		$20.67		$25.06		$28.39	$27.81	$18.11

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.33		0.57		0.91		1.13	1.54	0.48

Net realized and unrealized gain (loss)	2.56		(3.19)		(3.95)		(1.74)	2.00	10.13

Total from investment operations	2.89		(2.62)		(3.04)		(0.61)	3.54	10.61

Less distributions to shareholders:

From net investment income	(0.05)		(0.62)		(0.87)		(1.10)	(1.35)	(0.47)

From net realized gains	—		—		(0.48)		(1.62)	(1.61)	(0.44)

Total distributions	(0.05)		(0.62)		(1.35)		(2.72)	(2.96)	(0.91)

Net asset value, end of period	$20.27		$17.43		$20.67		$25.06	$28.39	$27.81

Total Return(b)	16.57	%**	(12.82)%		(12.67)%		(1.47)%	13.29%	59.36%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$213,220		$194,258		$223,995		$322,035	$239,225	$96,091

Net expenses to average daily net assets(c)	0.70	%*	0.71%		0.72%		0.72%	0.71%	0.72%

Net investment income (loss) to average daily net assets(a)	3.67	%*	2.74%		3.94%		4.26%	5.32%	2.44%

Portfolio turnover rate(d)	26	%**	48%		60%		65%	60%	86%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(e) (f)*	0.00	%(e) (f)	0.00	%(e) (f)	—	—	0.00	%(e) (f)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	44%	79%	105%	72%	60%	89%

(e)	Ratio includes indirect fees waived or borne by GMO.
(f)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

85	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

RESOURCES FUND (continued)

	Class IV Shares

	Six Months
	Ended
	August 31,
	2025		Year Ended February 28/29,
	(Unaudited)		2025		2024		2023	2022	2021

Net asset value, beginning of period	$17.36		$20.59		$24.98		$28.30	$27.73	$18.06

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.33		0.58		0.87		1.13	1.79	0.47

Net realized and unrealized gain (loss)	2.55		(3.18)		(3.89)		(1.72)	1.76	10.12

Total from investment operations	2.88		(2.60)		(3.02)		(0.59)	3.55	10.59

Less distributions to shareholders:

From net investment income	(0.05)		(0.63)		(0.89)		(1.11)	(1.37)	(0.48)

From net realized gains	—		—		(0.48)		(1.62)	(1.61)	(0.44)

Total distributions	(0.05)		(0.63)		(1.37)		(2.73)	(2.98)	(0.92)

Net asset value, end of period	$20.19		$17.36		$20.59		$24.98	$28.30	$27.73

Total Return(b)	16.60	%**	(12.78)%		(12.64)%		(1.40)%	13.34%	59.42%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$355,610		$342,416		$403,197		$344,000	$383,353	$531,006

Net expenses to average daily net assets(c)	0.65	%*	0.66%		0.67%		0.67%	0.65%	0.67%

Net investment income (loss) to average daily net assets(a)	3.69	%*	2.80%		3.81%		4.32%	6.21%	2.33%

Portfolio turnover rate(d)	26	%**	48%		60%		65%	60%	86%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(e) (f)*	0.00	%(e) (f)	0.00	%(e) (f)	—	—	0.00	%(e) (f)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	44%	79%	105%	72%	60%	89%

(e)	Ratio includes indirect fees waived or borne by GMO.
(f)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	86

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

RESOURCES FUND (continued)

	Class VI Shares

	Six Months Ended August 31, 2025 (Unaudited)		Year Ended February 28/29,					Period from February 8, 2022 (commencement of operations) through February 28,
			2025		2024		2023	2022

Net asset value, beginning of period	$ 17.36		$ 20.60		$ 24.96		$ 28.30	$ 29.11

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.33		0.60		0.78		1.10	(0.57)

Net realized and unrealized gain (loss)	2.55		(3.20)		(3.78)		(1.69)	(0.24	)(b)

Total from investment operations	2.88		(2.60)		(3.00)		(0.59)	(0.81)

Less distributions to shareholders:

From net investment income	(0.05)		(0.64)		(0.88)		(1.13)	—

From net realized gains	—		—		(0.48)		(1.62)	—

Total distributions	(0.05)		(0.64)		(1.36)		(2.75)	—

Net asset value, end of period	$ 20.19		$ 17.36		$ 20.60		$ 24.96	$ 28.30

Total Return(c)	16.62	%**	(12.78)%		(12.57)%		(1.39)%	(2.78	)%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$83,959		$79,861		$109,235		$65,869	$842,698

Net expenses to average daily net assets(d)	0.60	%*	0.62%		0.62%		0.62%	0.74	%*

Net investment income (loss) to average daily net assets(a)	3.73	%*	2.90%		3.46%		4.21%	(35.65	)%*

Portfolio turnover rate(e)	26	%**	48%		60%		65%	60	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(f) (g)*	0.00	%(f) (g)	0.00	%(f) (g)	—	—

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022

Portfolio turnover rate including transactions in USTF	44%	79%	105%	72%	60%

(f)	Ratio includes indirect fees waived or borne by GMO.
(g)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

87	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

RESOURCES FUND (continued)

	Class R6 Shares

	Six Months Ended August 31, 2025 (Unaudited)		Year Ended February 28/29,						Period from January 22, 2021 (commencement of operations) through February 28,
			2025		2024		2023	2022	2021

Net asset value, beginning of period	$17.40		$20.64		$25.04		$28.37	$27.82	$27.44

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.32		0.57		0.79		1.10	(0.06)	0.03

Net realized and unrealized gain (loss)	2.57		(3.19)		(3.82)		(1.71)	3.59	0.35

Total from investment operations	2.89		(2.62)		(3.03)		(0.61)	3.53	0.38

Less distributions to shareholders:

From net investment income	(0.05)		(0.62)		(0.89)		(1.10)	(1.37)	—

From net realized gains	—		—		(0.48)		(1.62)	(1.61)	—

Total distributions	(0.05)		(0.62)		(1.37)		(2.72)	(2.98)	—

Net asset value, end of period	$20.24		$17.40		$20.64		$25.04	$28.37	$27.82

Total Return(b)	16.61	%**	(12.85)%		(12.67)%		(1.43)%	13.25%	1.38	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$522,781		$412,979		$497,523		$315,904	$105,086	$2,617

Net expenses to average daily net assets(c)	0.70	%*	0.71%		0.72%		0.72%	0.74%	0.71	%*

Net investment income (loss) to average daily net assets(a)	3.62	%*	2.78%		3.47%		4.21%	(0.20)%	0.98	%*

Portfolio turnover rate(d)	26	%**	48%		60%		65%	60%	86	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(e) (f)*	0.00	%(e) (f)	0.00	%(e) (f)	—	—	—

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	44%	79%	105%	72%	60%	89%

(e)	Ratio includes indirect fees waived or borne by GMO.
(f)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	88

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

RESOURCES FUND (continued)

	Class I Shares

	Six Months Ended August 31, 2025 (Unaudited)		Year Ended February 28/29,						Period from January 22, 2021 (commencement of operations) through February 28,
			2025		2024		2023	2022	2021

Net asset value, beginning of period	$17.44		$20.67		$25.06		$28.39	$27.81	$27.44

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.29		0.57		0.86		1.08	1.25	0.02

Net realized and unrealized gain (loss)	2.59		(3.22)		(3.91)		(1.72)	2.27	0.35

Total from investment operations	2.88		(2.65)		(3.05)		(0.64)	3.52	0.37

Less distributions to shareholders:

From net investment income	(0.03)		(0.58)		(0.86)		(1.07)	(1.33)	—

From net realized gains	—		—		(0.48)		(1.62)	(1.61)	—

Total distributions	(0.03)		(0.58)		(1.34)		(2.69)	(2.94)	—

Net asset value, end of period	$20.29		$17.44		$20.67		$25.06	$28.39	$27.81

Total Return(b)	16.51	%**	(12.96)%		(12.73)%		(1.55)%	13.19%	1.35	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$296,805		$465,097		$763,309		$736,470	$633,189	$369,102

Net expenses to average daily net assets(c)	0.83	%*	0.83%		0.82%		0.82%	0.81%	0.81	%*

Net investment income (loss) to average daily net assets(a)	3.34	%*	2.75%		3.76%		4.11%	4.32%	0.74	%*

Portfolio turnover rate(d)	26	%**	48%		60%		65%	60%	86	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(e) (f)*	0.01	%(f)	0.03	%(f)	0.03%	—	—

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	44%	79%	105%	72%	60%	89%

(e)	Rounds to less than 0.01%.
(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

89	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

SMALL CAP QUALITY FUND

	Class III Shares

	Six Months Ended August 31, 2025 (Unaudited)		Year Ended February 28/29,				Period from November 15, 2022 (commencement of operations) through February 28,
			2025		2024		2023

Net asset value, beginning of period	$ 22.73		$ 24.39		$ 22.12		$ 22.96

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.03		0.05		0.06		0.01

Net realized and unrealized gain (loss)	0.59		(0.09)		5.14		1.03

Total from investment operations	0.62		(0.04)		5.20		1.04

Less distributions to shareholders:

From net investment income	(0.01)		(0.05)		(0.06)		(0.01)

From net realized gains	(0.07)		(1.57)		(2.87)		(1.87)

Total distributions	(0.08)		(1.62)		(2.93)		(1.88)

Net asset value, end of period	$ 23.27		$ 22.73		$ 24.39		$ 22.12

Total Return(b)	2.69	%**	(0.81)%		24.95%		4.57	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$63,872		$54,496		$17,315		$13,391

Net expenses to average daily net assets(c)	0.76	%*	0.75%		0.75%		0.75	%*

Net investment income (loss) to average daily net assets(a)	0.31	%*	0.20%		0.25%		0.19	%*

Portfolio turnover rate(d)	44	%**	51%		37%		77	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%(e)*	0.07	%(e)	0.21	%(e)	0.85	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023

Portfolio turnover rate including transactions in USTF	52%	77%	61%	78%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	90

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout the period)

SMALL CAP QUALITY FUND (continued)

	Class IV Shares
	Period from
	March 31, 2025
	(commencement
	of operations)
	through
	August 31,
	2025
	(Unaudited)

Net asset value, beginning of period	$21.59

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.03

Net realized and unrealized gain (loss)	1.73

Total from investment operations	1.76

Less distributions to shareholders:

From net investment income	(0.01)

From net realized gains	(0.07)

Total distributions	(0.08)

Net asset value, end of period	$23.27

Total Return(b)	8.15	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$151,415

Net expenses to average daily net assets(c)	0.71	%*

Net investment income (loss) to average daily net assets(a)	0.29	%*

Portfolio turnover rate(d)	44	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%(e)*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

August 31, 2025
Portfolio turnover rate including transactions in USTF	52%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

91	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

SMALL CAP QUALITY FUND (continued)

	Class VI Shares
	Six Months Ended August 31, 2025 (Unaudited)		Year Ended February 28/29,				Period from September 20, 2022 (commencement of operations) through February 28,
			2025		2024		2023

Net asset value, beginning of period	$ 22.76		$ 24.41		$ 22.13		$ 20.00

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.05		0.08		0.08		0.02

Net realized and unrealized gain (loss)	0.58		(0.09)		5.15		4.00

Total from investment operations	0.63		(0.01)		5.23		4.02

Less distributions to shareholders:

From net investment income	(0.01)		(0.07)		(0.07)		(0.02)

From net realized gains	(0.07)		(1.57)		(2.88)		(1.87)

Total distributions	(0.08)		(1.64)		(2.95)		(1.89)

Net asset value, end of period	$ 23.31		$ 22.76		$ 24.41		$ 22.13

Total Return(b)	2.75	%**	(0.72)%		25.06%		20.10	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$51,313		$49,662		$64,312		$51,566

Net expenses to average daily net assets(c)	0.66	%*	0.66%		0.66%		0.66	%*

Net investment income (loss) to average daily net assets(a)	0.41	%*	0.32%		0.34%		0.25	%*

Portfolio turnover rate(d)	44	%**	51%		37%		77	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%(e)*	0.07	%(e)	0.21	%(e)	0.39	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023

Portfolio turnover rate including transactions in USTF	52%	77%	61%	78%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	92

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout the period)

SMALL CAP QUALITY FUND (continued)

	Class R6 Shares

	Period from
	April 29, 2025
	(commencement
	of operations)
	through
	August 31,
	2025
	(Unaudited)

Net asset value, beginning of period	$21.32

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.03

Net realized and unrealized gain (loss)	2.00

Total from investment operations	2.03

Less distributions to shareholders:

From net investment income	(0.02)

From net realized gains	(0.07)

Total distributions	(0.09)

Net asset value, end of period	$23.26

Total Return(b)	9.48	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$1,815

Net expenses to average daily net assets(c)	0.76	%*

Net investment income (loss) to average daily net assets(a)	0.41	%*

Portfolio turnover rate(d)	44	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%(e)*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

August 31, 2025

Portfolio turnover rate including transactions in USTF	52%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

93	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

SMALL CAP QUALITY FUND (continued)

	Class I Shares
	Six Months Ended August 31, 2025		Year Ended February 28/29,				Period from November 15, 2022 (commencement of operations) through February 28,

	(Unaudited)		2025		2024		2023

Net asset value, beginning of period	$ 22.72		$ 24.38		$ 22.11		$22.96

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.04		0.05		0.08		0.01

Net realized and unrealized gain (loss)	0.59		(0.09)		5.12		1.02

Total from investment operations	0.63		(0.04)		5.20		1.03

Less distributions to shareholders:

From net investment income	(0.01)		(0.05)		(0.05)		(0.01)

From net realized gains	(0.07)		(1.57)		(2.88)		(1.87)

Total distributions	(0.08)		(1.62)		(2.93)		(1.88)

Net asset value, end of period	$ 23.27		$ 22.72		$ 24.38		$22.11

Total Return(b)	2.73	%**	(0.81)%		24.93%		4.51	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$335,786		$287,490		$122,328		$ 21

Net expenses to average daily net assets(c)	0.76	%*	0.75%		0.75%		0.75	%*

Net investment income (loss) to average daily net assets(a)	0.32	%*	0.21%		0.35%		0.09	%*

Portfolio turnover rate(d)	44	%**	51%		37%		77	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.15	%(e)*	0.17	%(e)	0.31	%(e)	0.61	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023

Portfolio turnover rate including transactions in USTF	52%	77%	61%	78%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	94

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. EQUITY FUND

	Class III Shares
	Six Months Ended August 31, 2025
			Year Ended February 28/29,
	(Unaudited)		2025		2024		2023	2022		2021

Net asset value, beginning of period	$ 13.49		$ 13.84		$ 12.54		$ 13.69	$ 14.39		$ 11.89

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.09		0.17		0.18		0.17	0.21		0.18

Net realized and unrealized gain (loss)	1.09		1.80		2.69		(0.45)	2.13		3.56

Total from investment operations	1.18		1.97		2.87		(0.28)	2.34		3.74

Less distributions to shareholders:

From net investment income	(0.03)		(0.18)		(0.17)		(0.17)	(0.19)		(0.21)

From net realized gains	(0.55)		(2.14)		(1.40)		(0.70)	(2.85)		(1.03)

Total distributions	(0.58)		(2.32)		(1.57)		(0.87)	(3.04)		(1.24)

Net asset value, end of period	$ 14.09		$ 13.49		$ 13.84		$ 12.54	$ 13.69		$ 14.39

Total Return(b)	8.96	%**	14.25%		24.56%		(1.63)%	15.80%		33.74%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$79,844		$65,504		$60,657		$50,114	$80,646		$105,656

Net expenses to average daily net assets(c)	0.49	%*	0.49%		0.48%		0.47%	0.46%		0.47%

Net investment income (loss) to average daily net assets(a)	1.35	%*	1.20%		1.44%		1.38%	1.34%		1.47%

Portfolio turnover rate(d)	47	%**	89%		88%		81%	94%		66%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.06	%(e)*	0.09	%(e)	0.05	%(e)	0.05%	0.04	%(e)	0.04	%(e)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021

Portfolio turnover rate including transactions in USTF	50%	97%	91%	91%	115%	81%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

95	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. EQUITY FUND (continued)

	Class VI Shares
	Six Months Ended August 31, 2025
			Year Ended February 28/29,
	(Unaudited)		2025		2024		2023	2022		2021

Net asset value, beginning of period	$ 13.26		$ 13.63		$ 12.38		$ 13.52	$ 14.25		$ 11.78

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.09		0.18		0.20		0.18	0.22		0.19

Net realized and unrealized gain (loss)	1.07		1.78		2.63		(0.44)	2.11		3.53

Total from investment operations	1.16		1.96		2.83		(0.26)	2.33		3.72

Less distributions to shareholders:

From net investment income	(0.03)		(0.19)		(0.18)		(0.18)	(0.21)		(0.22)

From net realized gains	(0.55)		(2.14)		(1.40)		(0.70)	(2.85)		(1.03)

Total distributions	(0.58)		(2.33)		(1.58)		(0.88)	(3.06)		(1.25)

Net asset value, end of period	$ 13.84		$ 13.26		$ 13.63		$ 12.38	$ 13.52		$ 14.25

Total Return(b)	8.99	%**	14.44%		24.59%		(1.47)%	15.89%		33.92%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$114,656		$81,383		$74,670		$194,846	$384,832		$245,547

Net expenses to average daily net assets(c)	0.40	%*	0.39%		0.39%		0.38%	0.37%		0.37%

Net investment income (loss) to average daily net assets(a)	1.43	%*	1.29%		1.56%		1.47%	1.42%		1.56%

Portfolio turnover rate(d)	47	%**	89%		88%		81%	94%		66%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.06	%(e)*	0.09	%(e)	0.05	%(e)	0.05%	0.04	%(e)	0.04	%(e)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021

Portfolio turnover rate including transactions in USTF	50%	97%	91%	91%	115%	81%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	96

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. OPPORTUNISTIC VALUE FUND

	Class III Shares

	Six Months Ended August 31, 2025		Year Ended February 28/29,				Period from February 15, 2023 (commencement of operations) through February 28,

	(Unaudited)		2025		2024		2023

Net asset value, beginning of period	$ 22.33		$ 22.10		$ 20.20		$21.07

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.25		0.51		2.38		0.02

Net realized and unrealized gain (loss)	0.85		2.41		0.58		(0.89	)(b)

Total from investment operations	1.10		2.92		2.96		(0.87)

Less distributions to shareholders:

From net investment income	(0.33)		(0.54)		(0.41)		—

From net realized gains	(1.49)		(2.15)		(0.65)		—

Total distributions	(1.82)		(2.69)		(1.06)		—

Net asset value, end of period	$ 21.61		$ 22.33		$ 22.10		$20.20

Total Return(c)	5.57	%**	13.27%		15.20%		(4.13	)%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$39,910		$36,151		$36,989		$ 10

Net expenses to average daily net assets(d)	0.49	%*	0.49%		0.49%		0.47	%*

Net investment income (loss) to average daily net assets(a)	2.40	%*	2.23%		10.90%		2.30	%*

Portfolio turnover rate(e)	36	%**	65%		71%		47	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%(f)*	0.03	%(f)	0.04	%(f)	0.48	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023

Portfolio turnover rate including transactions in USTF	38%	72%	100%	77%

(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

97	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. OPPORTUNISTIC VALUE FUND (continued)

	Class IV Shares
	Six Months Ended August 31, 2025		Year Ended February 28/29,				Period from February 15, 2023 (commencement of operations) through February 28,

	(Unaudited)		2025		2024		2023

Net asset value, beginning of period	$ 22.28		$ 22.05		$ 20.20		$ 21.07

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.26		0.52		0.54		0.01

Net realized and unrealized gain (loss)	0.84		2.40		2.43		(0.88	)(b)

Total from investment operations	1.10		2.92		2.97		(0.87)

Less distributions to shareholders:

From net investment income	(0.33)		(0.54)		(0.47)		—

From net realized gains	(1.49)		(2.15)		(0.65)		—

Total distributions	(1.82)		(2.69)		(1.12)		—

Net asset value, end of period	$ 21.56		$ 22.28		$ 22.05		$ 20.20

Total Return(c)	5.58	%**	13.34%		15.26%		(4.13	)%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$86,657		$253,225		$285,242		$62,784

Net expenses to average daily net assets(d)	0.44	%*	0.44%		0.43%		0.42	%*

Net investment income (loss) to average daily net assets(a)	2.48	%*	2.28%		2.63%		1.94	%*

Portfolio turnover rate(e)	36	%**	65%		71%		47	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%(f)*	0.03	%(f)	0.04	%(f)	0.49	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023

Portfolio turnover rate including transactions in USTF	38%	72%	100%	77%

(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	98

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. OPPORTUNISTIC VALUE FUND (continued)

	Class VI Shares
	Six Months Ended August 31, 2025		Year Ended February 28/29,				Period from December 13, 2022 (commencement of operations) through February 28,

	(Unaudited)		2025		2024		2023

Net asset value, beginning of period	$ 22.30		$ 22.06		$ 20.19		$ 20.00

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.26		0.53		0.54		0.12

Net realized and unrealized gain (loss)	0.85		2.41		2.46		0.10

Total from investment operations	1.11		2.94		3.00		0.22

Less distributions to shareholders:

From net investment income	(0.34)		(0.55)		(0.48)		(0.03)

From net realized gains	(1.49)		(2.15)		(0.65)		—

Total distributions	(1.83)		(2.70)		(1.13)		(0.03)

Net asset value, end of period	$ 21.58		$ 22.30		$ 22.06		$ 20.19

Total Return(b)	5.61	%**	13.41%		15.39%		1.10	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$126,929		$129,825		$143,697		$215,668

Net expenses to average daily net assets(c)	0.40	%*	0.39%		0.39%		0.38	%*

Net investment income (loss) to average daily net assets(a)	2.50	%*	2.32%		2.67%		2.79	%*

Portfolio turnover rate(d)	36	%**	65%		71%		47	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%(e)*	0.03	%(e)	0.04	%(e)	0.28	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023

Portfolio turnover rate including transactions in USTF	38%	72%	100%	77%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

99	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. OPPORTUNISTIC VALUE FUND (continued)

	Class R6 Shares

	Six Months Ended August 31, 2025		Year Ended February 28,		Period from August 28, 2023 (commencement of operations) through February 29,
	(Unaudited)		2025		2024

Net asset value, beginning of period	$22.25		$22.03		$20.22

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.25		0.51		0.28

Net realized and unrealized gain (loss)	0.85		2.39		2.25

Total from investment operations	1.10		2.90		2.53

Less distributions to shareholders:

From net investment income	(0.33)		(0.53)		(0.39)

From net realized gains	(1.49)		(2.15)		(0.33)

Total distributions	(1.82)		(2.68)		(0.72)

Net asset value, end of period	$21.53		$22.25		$22.03

Total Return(b)	5.59	%**	13.25%		12.85	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$2,040		$1,953		$1,733

Net expenses to average daily net assets(c)	0.49	%*	0.49%		0.48	%*

Net investment income (loss) to average daily net assets(a)	2.40	%*	2.24%		2.66	%*

Portfolio turnover rate(d)	36	%**	65%		71	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%(e)*	0.03	%(e)	0.04	%(e)*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31,	February 28,	February 29,
	2025	2025	2024

Portfolio turnover rate including transactions in USTF	38%	72%	100%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	100

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. OPPORTUNISTIC VALUE FUND (continued)

	Class I Shares
	Six Months Ended August 31, 2025		Year Ended February 28/29,				Period from February 15, 2023 (commencement of operations) through February 28,

	(Unaudited)		2025		2024		2023

Net asset value, beginning of period	$ 22.25		$ 22.03		$ 20.20		$21.07

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.24		0.48		0.51		0.01

Net realized and unrealized gain (loss)	0.85		2.40		2.44		(0.88	)(b)

Total from investment operations	1.09		2.88		2.95		(0.87)

Less distributions to shareholders:

From net investment income	(0.32)		(0.51)		(0.47)		—

From net realized gains	(1.49)		(2.15)		(0.65)		—

Total distributions	(1.81)		(2.66)		(1.12)		—

Net asset value, end of period	$ 21.53		$ 22.25		$ 22.03		$20.20

Total Return(c)	5.51	%**	13.12%		15.14%		(4.13	)%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$62,102		$63,165		$74,100		$ 5

Net expenses to average daily net assets(d)	0.60	%*	0.61%		0.59%		0.57	%*

Net investment income (loss) to average daily net assets(a)	2.29	%*	2.10%		2.50%		1.73	%*

Portfolio turnover rate(e)	36	%**	65%		71%		47	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.06	%(f)*	0.03	%(f)	0.03	%(f)	0.47	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023

Portfolio turnover rate including transactions in USTF	38%	72%	100%	77%

(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

101	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. SMALL CAP VALUE FUND

	Class VI Shares
	Six Months Ended August 31, 2025
			Year Ended February 28/29,
	(Unaudited)		2025		2024		2023	2022		2021

Net asset value, beginning of period	$ 20.49		$ 19.09		$ 17.19		$ 19.74	$ 24.99		$ 18.06

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.19		0.36		0.34		0.30	0.33		0.30

Net realized and unrealized gain (loss)	1.84		1.39		1.91		(1.08)	2.89		6.96

Total from investment operations	2.03		1.75		2.25		(0.78)	3.22		7.26

Less distributions to shareholders:

From net investment income	(0.05)		(0.35)		(0.35)		(0.45)	(0.39)		(0.33)

From net realized gains	—		—		—		(1.32)	(8.08)		—

Total distributions	(0.05)		(0.35)		(0.35)		(1.77)	(8.47)		(0.33)

Net asset value, end of period	$ 22.47		$ 20.49		$ 19.09		$ 17.19	$ 19.74		$ 24.99

Total Return(b)	9.91	%**	9.02%		13.27%		(2.86)%	13.21%		40.64%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$39,212		$35,471		$34,842		$29,428	$253,810		$372,498

Net expenses to average daily net assets(c)	0.48	%*	0.47%		0.48%		0.45%	0.42%		0.41%

Net investment income (loss) to average daily net assets(a)	1.93	%*	1.74%		1.96%		1.71%	1.32%		1.67%

Portfolio turnover rate(d)	38	%**	89%		81%		60%	62%		86%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.18	%(e)*	0.16	%(e)	0.17	%(e)	—	0.00	%(e) (f)	0.00	%(e) (f)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021

Portfolio turnover rate including transactions in USTF	40%	90%	89%	69%	71%	98%

(e)	Ratio includes indirect fees waived or borne by GMO.
(f)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	102

GMO Trust Funds

Notes to Financial Statements

August 31, 2025 (Unaudited)

1.	Organization

Each of Climate Change Fund, Emerging Markets ex-China Fund, Emerging Markets Fund, International Equity Fund, International Opportunistic Value Fund, Japan Value Creation Fund, Quality Fund, Resource Transition Fund, Resources Fund, Small Cap Quality Fund, U.S. Equity Fund, U.S. Opportunistic Value Fund and U.S. Small Cap Value Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO. The Funds may also invest in other GMO Funds (“underlying funds”). The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Climate Change Fund	Not Applicable	High total return

Emerging Markets ex-China Fund	MSCI Emerging Markets ex-China Index	Total return in excess of its benchmark

Emerging Markets Fund	MSCI Emerging Markets Index	Total return in excess of its benchmark

International Equity Fund	Not Applicable	High total return

International Opportunistic Value Fund	Not Applicable	Total return

Japan Value Creation Fund	Not Applicable	Total return

Quality Fund	Not Applicable	Total return

Resource Transition Fund	Not Applicable	Total return

Resources Fund	Not Applicable	Total return

Small Cap Quality Fund	Not Applicable	Total return

U.S. Equity Fund	Not Applicable	High total return

U.S. Opportunistic Value Fund	Not Applicable	Total return

U.S. Small Cap Value Fund	S&P SmallCap 600 Value Index	Total return in excess of its benchmark

International Equity Fund currently limits subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the closing price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates

103

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2025 (Unaudited)

its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are valued at the price generally determined by an industry standard model. Unlisted non-fixed income securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, prices will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect changes in valuation through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended August 31, 2025, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

104

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2025 (Unaudited)

The types of assets and liabilities categorized in Level 2 generally include cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; certain equity securities that are valued based on the last traded exchange price adjusted for the movement in a relevant index and/or a security type conversion discount; certain equity securities valued off the last traded price with a discount for liquidity; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2025:

Description	Level 1	Level 2	Level 3	Total
Climate Change Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$2,948,101	$—	$2,948,101
Brazil	—	7,192,485	—	7,192,485
Canada	18,025,752	—	—	18,025,752
China	—	4,913,890	—	4,913,890
Denmark	—	17,506,542	—	17,506,542
Finland	—	15,982,791	—	15,982,791
France	—	43,369,684	—	43,369,684
Germany	—	15,924,196	—	15,924,196
Ireland	—	1,899,287	—	1,899,287
Italy	—	3,861,043	—	3,861,043
Japan	—	14,449,254	—	14,449,254
Mexico	2,996,188	—	—	2,996,188
Netherlands	—	1,456,420	—	1,456,420
Norway	—	11,138,191	—	11,138,191
Russia	—	—	0§	0§
South Korea	—	29,961,127	—	29,961,127
Spain	—	11,052,983	—	11,052,983
Switzerland	—	5,640,650	—	5,640,650
Ukraine	—	1,169,409	—	1,169,409
United Kingdom	2,060,800	2,391,836	—	4,452,636
United States	232,331,780	—	—	232,331,780

TOTAL COMMON STOCKS	255,414,520	190,857,889	0§	446,272,409

Preferred Stocks
Chile	11,362,845	—	—	11,362,845

TOTAL PREFERRED STOCKS	11,362,845	—	—	11,362,845

105

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2025 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Climate Change Fund (continued)
Asset Valuation Inputs (continued)
Investment Funds
United States	$9,274,137	$—	$—	$9,274,137

TOTAL INVESTMENT FUNDS	9,274,137	—	—	9,274,137

Short-Term Investments	216,737	—	—	216,737

Total Investments	276,268,239	190,857,889	0§	467,126,128

Total	$276,268,239	$190,857,889	$0§	$467,126,128

Emerging Markets ex-China Fund
Asset Valuation Inputs
Common Stocks
Brazil	$367,360	$2,051,950	$—	$2,419,310
Czech Republic	—	201,230	—	201,230
Egypt	—	171,139	—	171,139
Hungary	—	3,693,374	—	3,693,374
India	156,200	12,126,913	—	12,283,113
Indonesia	73,682	6,507,208	—	6,580,890
Kuwait	—	218,373	—	218,373
Mexico	2,365,529	—	0§	2,365,529
Poland	—	20,738	—	20,738
Qatar	—	239,920	—	239,920
Russia	—	—	0§	0§
Saudi Arabia	—	1,493,286	—	1,493,286
South Africa	—	518,515	—	518,515
South Korea	—	12,822,002	—	12,822,002
Taiwan	29,730	23,312,084	—	23,341,814
Thailand	—	4,766,454	—	4,766,454
Turkey	—	107,984	—	107,984
United Arab Emirates	—	2,595,188	—	2,595,188
Vietnam	—	94,793	—	94,793

TOTAL COMMON STOCKS	2,992,501	70,941,151	—	73,933,652

Preferred Stocks
Brazil	215,472	1,850,865	—	2,066,337
Russia	—	—	0§	0§

TOTAL PREFERRED STOCKS	215,472	1,850,865	0§	2,066,337

Investment Funds
United States	3,937	—	—	3,937

TOTAL INVESTMENT FUNDS	3,937	—	—	3,937

Short-Term Investments	152,216	—	—	152,216

Total Investments	3,364,126	72,792,016	—	76,156,142

Total	$3,364,126	$72,792,016	$0§	$76,156,142

106

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2025 (Unaudited)

Description	Level 1	Level 2	Level 3	Total

Emerging Markets Fund
Asset Valuation Inputs
Common Stocks
Brazil	$1,416,576	$6,598,485	$—	$8,015,061
China	18,589,254	98,120,945	22	116,710,221
Colombia	10,102	—	—	10,102
Czech Republic	—	220,925	—	220,925
Hungary	—	18,927,506	—	18,927,506
India	609,180	39,581,849	—	40,191,029
Indonesia	416,885	31,218,196	—	31,635,081
Kuwait	—	435,593	—	435,593
Mexico	10,495,994	—	0§	10,495,994
Philippines	—	346,973	—	346,973
Poland	—	38,196	—	38,196
Qatar	—	287,833	—	287,833
Russia	—	—	0§	0§
Saudi Arabia	—	4,133,808	—	4,133,808
South Africa	—	1,128,300	—	1,128,300
South Korea	—	55,492,371	—	55,492,371
Sri Lanka	—	—	309,832	309,832
Taiwan	612,438	98,140,405	—	98,752,843
Thailand	—	27,364,588	—	27,364,588
United Arab Emirates	—	11,841,255	—	11,841,255
Vietnam	—	742,466	—	742,466

TOTAL COMMON STOCKS	32,150,429	394,619,694	309,854	427,079,977

Preferred Stocks
Brazil	3,632,639	9,128,473	—	12,761,112
Russia	—	—	0§	0§
South Korea	—	1,581,566	—	1,581,566

TOTAL PREFERRED STOCKS	3,632,639	10,710,039	0§	14,342,678

Investment Funds
United States	2,316,363	—	—	2,316,363

TOTAL INVESTMENT FUNDS	2,316,363	—	—	2,316,363

Short-Term Investments	249,277	—	—	249,277

Total Investments	38,348,708	405,329,733	309,854	443,988,295

Derivatives^
Futures Contracts
Equity Risk	124,597	—	—	124,597

Total	$38,473,305	$405,329,733	$309,854	$444,112,892

International Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$30,947,505	$—	$30,947,505
Belgium	—	14,618,571	—	14,618,571
Denmark	—	574,888	—	574,888
Finland	—	21,370,441	—	21,370,441

107

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Notes to Financial Statements — (Continued)

August 31, 2025 (Unaudited)

Description	Level 1	Level 2	Level 3	Total

International Equity Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
France	$3,832,202	$94,645,978	$—	$98,478,180
Germany	—	70,588,431	—	70,588,431
Hong Kong	—	42,333,275	—	42,333,275
Israel	—	2,393,256	—	2,393,256
Italy	—	64,210,116	—	64,210,116
Japan	—	226,182,303	—	226,182,303
Netherlands	—	68,014,939	—	68,014,939
Norway	—	13,817,120	—	13,817,120
Portugal	—	2,667,256	—	2,667,256
Singapore	—	34,634,743	—	34,634,743
Spain	—	55,538,969	—	55,538,969
Sweden	—	2,279,147	—	2,279,147
Switzerland	3,644,664	56,019,682	—	59,664,346
United Kingdom	57,995,641	90,934,695	—	148,930,336

TOTAL COMMON STOCKS	65,472,507	891,771,315	—	957,243,822

Preferred Stocks
Germany	—	291,282	—	291,282

TOTAL PREFERRED STOCKS	—	291,282	—	291,282

Investment Funds
United States	53,218,555	—	—	53,218,555

TOTAL INVESTMENT FUNDS	53,218,555	—	—	53,218,555

Debt Obligations
United States	1,299,842	—	—	1,299,842

TOTAL DEBT OBLIGATIONS	1,299,842	—	—	1,299,842

Short-Term Investments	708,362	—	—	708,362

Total Investments	120,699,266	892,062,597	—	1,012,761,863

Total	$120,699,266	$892,062,597	$—	$1,012,761,863

International Opportunistic Value Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$16,401,515	$—	$16,401,515
Austria	—	3,171,261	—	3,171,261
Belgium	—	3,074,927	—	3,074,927
Canada	42,053,946	—	—	42,053,946
Denmark	—	2,856,537	—	2,856,537
Finland	—	951,767	—	951,767
France	—	30,297,208	—	30,297,208
Germany	—	16,504,583	—	16,504,583
Hong Kong	—	6,866,957	—	6,866,957
Israel	—	1,407,235	—	1,407,235
Italy	307,253	5,686,955	—	5,994,208
Japan	3,790,700	59,800,333	—	63,591,033
Netherlands	—	10,395,811	—	10,395,811

108

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Notes to Financial Statements — (Continued)

August 31, 2025 (Unaudited)

Description	Level 1	Level 2	Level 3	Total

International Opportunistic Value Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Norway	$—	$7,442,695	$—	$7,442,695
Portugal	—	6,703	—	6,703
Russia	—	—	0§	0§
Singapore	—	3,012,392	—	3,012,392
Spain	—	15,479,797	—	15,479,797
Sweden	—	9,431,608	—	9,431,608
Switzerland	5,926,389	16,402,778	—	22,329,167
United Kingdom	15,786,431	11,945,963	—	27,732,394

TOTAL COMMON STOCKS	67,864,719	221,137,025	0§	289,001,744

Preferred Stocks
Germany	—	4,384,273	—	4,384,273

TOTAL PREFERRED STOCKS	—	4,384,273	—	4,384,273

Rights/Warrants
Italy	—	—	5,325	5,325

TOTAL RIGHTS/WARRANTS	—	—	5,325	5,325

Investment Funds
United States	2,022,286	—	—	2,022,286

TOTAL INVESTMENT FUNDS	2,022,286	—	—	2,022,286

Short-Term Investments	989,283	—	—	989,283

Total Investments	70,876,288	225,521,298	5,325	296,402,911

Total	$70,876,288	$225,521,298	$5,325	$296,402,911

Japan Value Creation Fund
Asset Valuation Inputs
Common Stocks	$—	$179,708,013	$—	$179,708,013
Investment Funds	5,136,236	—	—	5,136,236
Short-Term Investments	21,610	—	—	21,610

Total Investments	5,157,846	179,708,013	—	184,865,859

Total	$5,157,846	$179,708,013	$—	$184,865,859

Quality Fund
Asset Valuation Inputs
Common Stocks
Denmark	$—	$73,166,691	$—	$73,166,691
France	—	477,161,543	—	477,161,543
Germany	—	320,084,070	—	320,084,070
Netherlands	—	133,932,499	—	133,932,499
Spain	—	84,744,206	—	84,744,206
Switzerland	—	162,866,869	—	162,866,869
Taiwan	—	401,157,741	—	401,157,741
United Kingdom	—	850,453,333	—	850,453,333
United States	8,380,214,536	—	—	8,380,214,536

TOTAL COMMON STOCKS	8,380,214,536	2,503,566,952	—	10,883,781,488

109

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Description	Level 1	Level 2	Level 3	Total

Quality Fund (continued)
Asset Valuation Inputs (continued)
Investment Funds
United States	$91,989,777	$—	$—	$91,989,777

TOTAL INVESTMENT FUNDS	91,989,777	—	—	91,989,777

Short-Term Investments	1,054,371	—	—	1,054,371

Total Investments	8,473,258,684	2,503,566,952	—	10,976,825,636

Total	$8,473,258,684	$2,503,566,952	$—	$10,976,825,636

Resource Transition Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$656,822	$—	$656,822
Brazil	—	7,900,648	—	7,900,648
Canada	9,879,052	—	—	9,879,052
China	—	1,428,863	—	1,428,863
Denmark	—	3,500,487	—	3,500,487
Finland	—	6,082,924	—	6,082,924
France	—	2,658,684	—	2,658,684
Italy	—	1,203,063	—	1,203,063
Japan	—	673,668	—	673,668
Mexico	999,670	—	—	999,670
Netherlands	—	806,213	—	806,213
Norway	—	2,925,844	—	2,925,844
South Africa	—	241,400	—	241,400
United Kingdom	—	19,638,379	—	19,638,379
United States	53,137,490	—	—	53,137,490

TOTAL COMMON STOCKS	64,016,212	47,716,995	—	111,733,207

Preferred Stocks
Brazil	—	5,445,443	—	5,445,443
Chile	4,851,366	—	—	4,851,366

TOTAL PREFERRED STOCKS	4,851,366	5,445,443	—	10,296,809

Investment Funds
United States	2,781,343	—	—	2,781,343

TOTAL INVESTMENT FUNDS	2,781,343	—	—	2,781,343

Short-Term Investments	226,805	—	—	226,805

Total Investments	71,875,726	53,162,438	—	125,038,164

Total	$71,875,726	$53,162,438	$—	$125,038,164

Resources Fund
Asset Valuation Inputs
Common Stocks
Argentina	$71,006,084	$—	$—	$71,006,084
Australia	—	5,494,139	—	5,494,139
Austria	—	11,018,564	—	11,018,564
Brazil	—	64,786,556	—	64,786,556

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Description	Level 1	Level 2	Level 3	Total

Resources Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Canada	$88,152,488	$—	$—	$88,152,488
China	—	10,586,370	—	10,586,370
Denmark	—	25,616,295	—	25,616,295
Finland	—	44,141,943	—	44,141,943
France	—	19,465,337	—	19,465,337
Hong Kong	—	5,621,453	—	5,621,453
Hungary	—	5,740,403	—	5,740,403
Italy	—	8,730,333	—	8,730,333
Japan	—	10,147,831	—	10,147,831
Mexico	7,316,295	—	—	7,316,295
Netherlands	—	5,850,394	—	5,850,394
Norway	—	34,631,241	—	34,631,241
Pakistan	—	3,239,603	—	3,239,603
Portugal	—	43,400,270	—	43,400,270
Russia	—	—	0§	0§
Singapore	—	—	2	2
South Africa	—	1,764,789	—	1,764,789
Ukraine	—	2,664,948	—	2,664,948
United Kingdom	5,470,080	272,070,488	—	277,540,568
United States	584,286,216	—	—	584,286,216

TOTAL COMMON STOCKS	756,231,163	574,970,957	2	1,331,202,122

Preferred Stocks
Brazil	—	83,969,534	—	83,969,534
Chile	35,204,806	—	—	35,204,806
Russia	—	—	0§	0§

TOTAL PREFERRED STOCKS	35,204,806	83,969,534	0§	119,174,340

Investment Funds
United States	15,363,102	—	—	15,363,102

TOTAL INVESTMENT FUNDS	15,363,102	—	—	15,363,102

Short-Term Investments	567,727	—	—	567,727

Total Investments	807,366,798	658,940,491	2	1,466,307,291

Total	$807,366,798	$658,940,491	$2	$1,466,307,291

Small Cap Quality Fund
Asset Valuation Inputs
Common Stocks	$589,629,972	$—	$—	$589,629,972
Investment Funds	16,038,621	—	—	16,038,621
Short-Term Investments	633,704	—	—	633,704

Total Investments	606,302,297	—	—	606,302,297

Total	$606,302,297	$—	$—	$606,302,297

111

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August 31, 2025 (Unaudited)

Description	Level 1	Level 2	Level 3	Total

U.S. Equity Fund
Asset Valuation Inputs
Common Stocks	$192,027,883	$—	$—	$192,027,883
Debt Obligations	573,892	—	—	573,892
Investment Funds	1,510,572	—	—	1,510,572
Short-Term Investments	234,223	—	—	234,223

Total Investments	194,346,570	—	—	194,346,570

Derivatives^
Futures Contracts
Equity Risk	22,033	—	—	22,033

Total	$194,368,603	$—	$—	$194,368,603

U.S. Opportunistic Value Fund
Asset Valuation Inputs
Common Stocks	$316,205,108	$—	$—	$316,205,108
Investment Funds	858,107	—	—	858,107
Short-Term Investments	153,635	—	—	153,635

Total Investments	317,216,850	—	—	317,216,850

Total	$317,216,850	$—	$—	$317,216,850

U.S. Small Cap Value Fund
Asset Valuation Inputs
Common Stocks	$38,956,397	$—	$—	$38,956,397
Investment Funds	134,397	—	—	134,397
Short-Term Investments	139,323	—	—	139,323

Total Investments	39,230,117	—	—	39,230,117

Total	$39,230,117	$—	$—	$39,230,117

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

§	Represents the interest in securities that were determined to have a value of zero at August 31, 2025.
^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ financial statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

Cash

Cash and foreign currency, if any, in the Statements of Assets and Liabilities consist of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include marked-to-market amounts related to foreign currency or cash owed.

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Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Securities lending

The Funds may make secured loans of their portfolio securities amounting to not more than one-third of their total assets. Securities loans are required to be collateralized by cash or securities in an amount equal to the securities loaned (marked to market daily). Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the following business day. Funds participating in securities lending receive compensation for lending their securities and/or net investment income earned on the investment of cash collateral, net of fee rebates paid to the borrower and fees paid to the lending agent. Cash collateral received is generally invested in GMO U.S. Treasury Fund. State Street Bank and Trust Company (“State Street”) serves as the Funds’ lending agent.

A Fund that lends its portfolio securities bears the risk of delay in the recovery of loaned securities, including possible impairment of the Fund’s ability to vote the securities, the inability to invest proceeds from the sales of such securities and of loss of rights in the collateral should the borrower fail financially. A Fund also bears the risk that the value of investments made with collateral may decline. A Fund bears the risk of total loss with respect to the investment of collateral.

At August 31, 2025, securities on loan at value and collateral from securities on loan are listed below:

Fund Name	Value of securities on loan ($)	Cash collateral ($)	Non-cash collateral ($)*	Total collateral ($)
Climate Change Fund	25,590,642	—	26,507,875	26,507,875
Emerging Markets ex-China Fund	184,761	—	196,413	196,413
Emerging Markets Fund	6,051,733	—	6,294,565	6,294,565
International Equity Fund	22,104,074	—	22,907,680	22,907,680
International Opportunistic Value Fund	17,769,482	—	18,233,968	18,233,968
Resource Transition Fund	6,804,111	—	6,834,057	6,834,057
Resources Fund	117,914,370	—	121,931,758	121,931,758

*Non-cash collateral is comprised of U.S. Treasuries and Agencies. The Fund cannot repledge non-cash collateral; therefore, they are excluded from the Statements of Assets and Liabilities.

Information regarding the value of the securities loaned and the value of cash collateral at period end is included in the Statements of Assets and Liabilities.

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Credit agreement

The Trust has entered into a Credit Agreement (the “Credit Agreement”) with State Street on behalf of the Funds, along with other funds managed by GMO. The purpose of the Credit Agreement is to establish a committed, unsecured revolving line of credit whereby the participating Funds may borrow for the temporary funding of shareholder redemptions or for other temporary emergencies. The current term of the line of credit under the Credit Agreement is through January 16, 2026. Pursuant to the Credit Agreement, participating Funds may borrow up to an aggregate commitment amount of $75,000,000. Under the terms of the Credit Agreement, the Trust pays an annual commitment fee at the rate of 0.35% per year on the available credit, which is paid quarterly. Each participating Fund pays a commitment fee equal to its pro rata share of the unused portion of the line of credit under the Credit Agreement. Interest is charged to each Fund based on its borrowings at a variable rate of 0.10% plus the higher of the Federal Funds Effective Rate or the Overnight Bank Funding Rate. The Funds did not borrow under the Credit Agreement during the period ended August 31, 2025.

Taxes and distributions

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

The policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at its discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

As a result of court cases involving several countries across the European Union, certain Funds have filed tax reclaims in addition to treaty-based claims, in respect of previously withheld taxes on dividends earned (“EU tax reclaims”). These filings are subject to various administrative proceedings by each local jurisdiction’s tax authority, as well as judicial proceedings. EU tax reclaim and associated interest entitlements that have been recognized, if any, are reflected as Other income in the Statements of Operations. As a result of its entitlements to EU tax reclaims and related interest amounts, a Fund may incur contingent legal fees. Such fees are presented within Legal fees in the Statements of Operations. Related receivables, if any, are reflected as EU tax reclaims receivable in the Statements of Assets and Liabilities. Generally, unless GMO believes that recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in a Fund’s net asset value. In some cases, the amount of EU tax reclaims could be material to a Fund’s NAV. If a shareholder redeems shares of a Fund before an EU tax reclaim (as finally determined) is reflected in the Fund’s NAV, the shareholder will not realize the benefit of that reclaim. EU tax reclaims and related interest entitlements recognized by a Fund, if any, reduce the amount of foreign taxes, if any, that a Fund may elect to pass-through to its shareholders from a U.S. federal tax perspective. In certain circumstances and to the extent that EU tax reclaims recognized by a Fund were previously passed-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into a closing agreement with the U.S. Internal Revenue Service (the “IRS”). Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders). Based on current guidance from the IRS, it is expected that International Equity Fund and International Opportunistic Value Fund will enter into a closing agreement with the IRS. Accordingly, estimated charges, if any, related to International Equity Fund and International Opportunistic Value Fund’s closing agreement liabilities are presented as a reduction of Net Investment Income in the Statements of Operations and their estimated closing agreement liabilities are presented as Payable for IRS closing agreement fees in the Statements of Assets and Liabilities.

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Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Transaction-based charges are generally calculated as a percentage of the transaction amount. Taxes related to capital gains realized during the period ended August 31, 2025, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations.

Foreign taxes paid by each Fund may be treated, to the extent permissible by the Code (and other applicable U.S. federal tax guidance) and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

As of February 28, 2025, certain Funds elected to defer to March 1, 2025 late-year ordinary losses and post-October capital losses. The Funds’ loss deferrals are as follows:

Fund Name	Late-Year Ordinary Loss Deferral ($)	Post-October Capital Losses Deferral ($)
Climate Change Fund	(35,367)	(33,452,701)
Emerging Markets ex-China Fund	(31,638)	(13,612)
Emerging Markets Fund	—	(18,961,342)
International Equity Fund	—	(7,819,115)
International Opportunistic Value Fund	—	—
Japan Value Creation Fund	—	—
Quality Fund	—	—
Resource Transition Fund	(145,725)	(953,936)
Resources Fund	(1,265,250)	(28,448,043)
Small Cap Quality Fund	—	(1,108,146)
U.S. Equity Fund	—	—
U.S. Opportunistic Value Fund	—	—
U.S. Small Cap Value Fund	—	—

As of February 28, 2025, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 28, 2025, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

Fund Name	Short-Term ($)	Long-Term ($)
Climate Change Fund	(1,169,085)	(13,564,390)
Emerging Markets ex-China Fund	(6,742,278)	(28,800,012)
Emerging Markets Fund	(184,166,767)	(1,268,109,493)
International Equity Fund	(691,993,882)	(127,708,090)
International Opportunistic Value Fund	—	—
Japan Value Creation Fund	—	—

115

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August 31, 2025 (Unaudited)

Fund Name	Short-Term ($)	Long-Term ($)
Quality Fund	—	—
Resource Transition Fund	(65,087,824)	(7,291,471)
Resources Fund	(36,926,754)	(39,650,011)
Small Cap Quality Fund	—	—
U.S. Equity Fund	—	—
U.S. Opportunistic Value Fund	—	—
U.S. Small Cap Value Fund	(628,495)	—

As of August 31, 2025, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments, for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments
Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Climate Change Fund	601,958,671	58,126,270	(192,958,813)	(134,832,543)	—
Emerging Markets ex-China Fund	140,871,019	11,630,372	(76,345,249)	(64,714,877)	—
Emerging Markets Fund	754,120,153	74,376,413	(384,508,271)	(310,131,858)	124,597
International Equity Fund	858,173,796	181,502,653	(26,914,586)	154,588,067	—
International Opportunistic Value Fund	246,532,689	54,175,436	(4,305,214)	49,870,222	—
Japan Value Creation Fund	158,591,309	31,338,634	(5,064,084)	26,274,550	—
Quality Fund	6,090,540,891	5,087,650,010	(201,365,265)	4,886,284,745	—
Resource Transition Fund	175,962,267	5,354,555	(56,278,658)	(50,924,103)	—
Resources Fund	1,834,581,109	172,776,659	(541,050,477)	(368,273,818)	—
Small Cap Quality Fund	579,991,889	43,710,497	(17,400,089)	26,310,408	—
U.S. Equity Fund	167,976,179	30,435,653	(4,065,262)	26,370,391	22,033
U.S. Opportunistic Value Fund	289,126,678	41,509,853	(13,419,681)	28,090,172	—
U.S. Small Cap Value Fund	34,227,097	7,444,276	(2,441,256)	5,003,020	—

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. A Fund may recognize an income tax liability related to an uncertain tax position under U.S. GAAP when the uncertain tax position has a less than 50% probability that it would be sustained upon examination by the tax authorities, based on technical merits. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws and tax legislation/initiatives currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction. As of August 31, 2025, each Fund has determined that no tax liability is required to be accrued in its financial statements related to uncertain tax positions for any tax years which are subject to examination.

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Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from underlying funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation/deflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

During the period ended August 31, 2025, the Funds did not recognize dividends or foreign withholding taxes on local Russian shares, if any, due to restrictions imposed by the Russian government on dividend payments received by foreign shareholders like the Funds. The ruble balances, which have not been recorded to date, could be material to the Funds. At this time, no assurance can be given regarding the future payment of outstanding dividends by Russian issuers, the time period during which such Russia’s restrictions will remain in place, or on the future ability of foreign shareholders to claim or otherwise gain control over or access to dividends paid.

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (see Note 5).

Custodian, Fund Accounting Agent and Transfer Agent

State Street serves as the Funds’ custodian, fund accounting agent and transfer agent. Cash balances maintained at the custodian and transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Other matters — Emerging Markets Fund (“EMF”)

Indian regulators alleged in 2002 that EMF violated some conditions under which it was granted permission to operate in India and have restricted some of EMF’s locally held assets pending resolution of the dispute. Although these locally held assets remain the property of EMF, a portion of the assets are not permitted to be withdrawn from EMF’s local custodial account located in India. The amount of restricted assets was INR 262,800,000 (equivalent to $2,978,810) as of August 31, 2025 and is included in Foreign currency within the Statements of Assets and Liabilities. In recognition of the potential liability and based on management’s estimate of that liability having consulted with counsel, a portion of that amount (INR 65,700,000, equivalent to $744,703) is included as a Miscellaneous payable within the Statements of Assets and Liabilities. Any costs in respect of this matter will be borne by EMF.

Segment reporting

The Funds adopted Fund Accounting Standards Board Accounting Standards Update 2023-07, “Segment Reporting (Topic 280) –Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or its results of operations. The Officers of the Funds act as the Funds’ chief operating decision maker (“CODM”) assessing performance and making decisions about resource allocation. The CODM has determined that each Fund operates as a single segment. The CODM monitors the operating results of each Fund as a whole and each Fund makes investments in accordance with its investment objective as outlined in its prospectus. The financial information used by the CODM is consistent with that presented in each Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

The accounting policies of the segment are the same as those described in Note 2. Summary of accounting policies. The financial statements include all the details of the segment assets, segment revenue and expenses, and reflect the financial results of the segment.

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Recently-issued accounting guidance

In December 2023, the Financial Accounting Standards Board (“FASB”) issued a new Accounting Standards Update ASU 2023-09, “Income Taxes (Topic 740) – Improvements to Income Tax Disclosures” (“ASU 2023-09”). The purpose of ASU 2023-09 is to enhance the transparency of income tax disclosures, including the requirement to disclose income taxes paid disaggregated by jurisdictions. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024, with early adoption permitted. GMO is currently evaluating the impact, if any, of the new disclosure requirements on the financial statements.

3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

Market Risk – Equities	X	X	X	X	X	X	X	X	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X	X	X	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X	X	X	X	X	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X	X	X	X	X
Smaller Company Risk	X	X	X	X	X	X		X	X	X	X	X	X
Illiquidity Risk	X	X	X	X	X	X		X	X	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X	X	X	X	X
Currency Risk	X	X	X	X	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X		X	X	X	X	X	X	X
Counterparty Risk	X	X	X	X	X		X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X		X	X	X	X	X	X	X
Large Transactions Risk	X	X	X	X	X	X		X	X	X	X	X	X
Commodities Risk	X							X	X
Value Investing Risk					X	X						X	X
Fund of Funds Risk		X	X
Non-Diversified Funds								X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every possible risk of investing in the Funds. Particular Funds could be subject to additional risks because of the types of investments they make and market conditions, which can change over time. Please see the Funds’ prospectus for more information regarding the risks of investing in the Funds.

Funds that invest in other GMO Funds or other investment companies (collectively, “Underlying Funds”) are exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly and indirectly by the Fund.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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• MARKET RISK — EQUITIES. The market price of an equity in a Fund’s portfolio may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If a Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline (for example, if GMO’s assessment proves to be incorrect or the market fails to recognize the equity’s intrinsic value). A Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations and interest rates than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund runs the risk that GMO’s investment techniques will fail to produce intended results. For many Funds, GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. A Fund also runs the risk that GMO’s assessment of an investment, including a security’s fundamental fair (or intrinsic) value, is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• FOCUSED INVESTMENT RISK. Investments in countries, regions, asset classes, sectors, industries, currencies or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism, diplomatic tensions, dramatic changes in regulatory and/or foreign policy, cyberattacks and rapid technological developments such as artificial intelligence) often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Funds’ investments.

• SMALLER COMPANY RISK. Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• ILLIQUIDITY RISK. Low trading volume, lack of a market maker, large position size or legal restrictions increase the risk that a Fund or an underlying fund is limited or prevented from selling particular securities or closing derivative positions at desirable prices at a particular time or at all.

• NON-U.S. INVESTMENT RISK. The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, non-U.S. securities issuers often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, a Fund is subject to taxation by countries other than the United States, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, a Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and a Fund is subject to the risk that its license is terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. The risks above (such as substantial price fluctuations and market instability, illiquidity and lack of regulation) and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, difficulties enforcing legal judgments or contractual rights and geopolitical risks) tend to be higher for investments in the securities of issuers tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or commodities, and often are more volatile than the economies of developed countries.

• CURRENCY RISK. Fluctuations in exchange rates can adversely affect the market value of a Fund’s foreign currency holdings and investments denominated in foreign currencies.

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• DERIVATIVES AND SHORT SALES RISK. The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, leveraging risk, commodities risk and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant index or underlying securities. A Fund typically creates short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. Specifically, the net asset value of a Fund’s shares will be adversely affected if the equities or other assets that are the subject of a Fund’s short exposures appreciate in value. The risk of loss associated with derivatives that provide short investment exposure and short sales of securities is theoretically unlimited.

• COUNTERPARTY RISK. A Fund runs the risk that the counterparty to a derivatives contract or a clearing member used by the Fund to hold a cleared derivatives contract is unable or unwilling to make timely settlement payments, return the Fund’s collateral or otherwise honor its obligations.

• LEVERAGING RISK. The use of derivatives, short sales and securities lending can create leverage. Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. In addition, a Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption and the value of the Fund’s assets declines between the time a redemption request is treated as being received by the Fund and the time the Fund liquidates assets to fund that redemption.

• LARGE TRANSACTIONS RISK. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by that shareholder or group will require the Fund to sell investments at disadvantageous prices, disrupt the Fund’s operations, lead to temporary overexposure to the Fund’s intended investment program or force the Fund’s liquidation. A Fund may also be subject to these effects when a number of shareholders collectively redeem a large amount of Fund shares.

• COMMODITIES RISK. Commodity prices can be extremely volatile, and exposure to commodities can cause the net asset value of a Fund’s shares to decline, fluctuate significantly in a rapid and unpredictable manner or fluctuate significantly more than if a Fund had a broader range of investments.

• VALUE INVESTING RISK. Issuers whose securities GMO believes are undervalued may not realize their business potential, may never be recognized by the market as being undervalued and/or may be appropriately priced notwithstanding GMO’s assessment. These and other factors may cause the price of value stocks to decline, resulting in losses to a Fund.

• FUND OF FUNDS RISK. A Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds will not perform as expected.

• NON-DIVERSIFIED FUNDS. Resource Transition Fund is not a “diversified” investment company within the meaning of the 1940 Act. This means it is allowed to invest in the securities of a relatively small number of issuers. As a result, poor performance by a single investment is likely to have a greater impact on its performance.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

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A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and GMO believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting their investment exposures, the Funds also may use currency derivatives in an attempt to adjust their currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which their equities are traded.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

Each of the Funds may have investment exposures in excess of its net assets (i.e. the Fund may be leveraged).

A Fund’s foreign currency exposure may differ significantly from the currencies in which its equities are traded.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be (or are capable of being) transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of notice to a Fund, a clearing member at any time can require termination of existing cleared derivatives position or an increase in margin requirements above those required at the outset of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy and any increase in margin held by a clearing member could expose a Fund to greater credit risk to its clearing member. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and/or loss of hedging protection.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended August 31, 2025, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Emerging Markets Fund	U.S. Equity Fund	U.S. Small Cap Value Fund
Futures contracts
Adjust exposure to certain securities markets	X	X	X
Maintain the diversity and liquidity of the portfolio		X	X

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone

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differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded in the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

****

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure.

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2025 and the Statements of Operations for the period ended August 31, 2025^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

Equity Contracts
Emerging Markets Fund
Asset Derivatives
Unrealized Appreciation on Futures Contracts¤	$124,597

Total	$124,597

Net Realized Gain (Loss) on
Futures Contracts	$(39,061)

Total	$(39,061)

Change in Net Appreciation (Depreciation) on
Futures Contracts	$334,115

Total	$334,115

U.S. Equity Fund
Asset Derivatives
Unrealized Appreciation on Futures Contracts¤	$22,033

Total	$22,033

Net Realized Gain (Loss) on
Futures Contracts	$357,675

Total	$357,675

Change in Net Appreciation (Depreciation) on
Futures Contracts	$40,437

Total	$40,437

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Equity Contracts

U.S. Small Cap Value Fund
Net Realized Gain (Loss) on
Futures Contracts	$(22,676)

Total	$(22,676)

Change in Net Appreciation (Depreciation) on
Futures Contracts	$15,589

Total	$15,589

^

Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

¤

The table includes cumulative unrealized appreciation/depreciation of futures and value of cleared swap contracts, if any, as reported in the Schedule of Investments. Period end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements, Master Securities Loan Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of OTC derivative transactions, repurchase agreements, reverse repurchase agreements and securities loans. The Master Agreements may include collateral posting terms and set-off provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset. Additionally, the set-off and netting provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Because no such event has occurred, the Funds do not presently have a legally enforceable right of set-off and these amounts have not been offset in the Statements of Assets and Liabilities. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect an early termination of all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. For more information about other uncertainties and risks, see “Investments and other risks” above.

For financial reporting purposes, in the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from broker and any cash collateral received from the counterparty is reported as Due to broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements, reverse repurchase agreements and securities loans held by the Funds at August 31, 2025, if any.

The average derivative activity of notional amounts (futures contracts), based on absolute values, at each month-end, was as follows for the period ended August 31, 2025:

Fund Name	Futures Contracts ($)
Emerging Markets Fund	7,898,156
U.S. Equity Fund	907,952
U.S. Small Cap Value Fund	66,615

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5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

Management Fee	0.60%	0.55%	0.65%(a)	0.50%	0.50%	0.50%	0.33%	0.80%	0.50%	0.60%	0.31%	0.31%	0.31%

(a)	Prior to June 30, 2020, GMO contractually agreed to reduce its annual management fee from 0.75% to 0.65%.

In addition, each class of shares of certain Funds pays GMO directly or indirectly a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Shareholder service fees are paid monthly at the annual rate equal to the percentage of each applicable Class’s average daily net assets set forth in the table below:

Fund Name	Class II	Class III	Class IV	Class V	Class VI	Class R6	Class I
Climate Change Fund		0.15%	0.10%*	0.085%*	0.055%*	0.15%	0.15%
Emerging Markets ex-China Fund	0.22%*	0.15%	0.105%*	0.085%*	0.055%	0.22%*	0.22%*
Emerging Markets Fund	0.22%	0.15%	0.105%*	0.085%*	0.055%	0.22%	0.22%
International Equity Fund	0.22%*	0.15%	0.09%			0.22%*	0.22%
International Opportunistic Value Fund		0.15%	0.10%			0.15%	0.15%
Japan Value Creation Fund		0.15%	0.10%*	0.085%*	0.055%	0.15%*	0.15%
Quality Fund		0.15%	0.105%	0.085%*	0.055%	0.15%	0.15%
Resource Transition Fund		0.15%*	0.10%*	0.085%*	0.055%	0.15%*	0.15%*
Resources Fund		0.15%	0.10%	0.085%*	0.055%	0.15%	0.15%
Small Cap Quality Fund		0.15%	0.10%	0.085%*	0.055%	0.15%	0.15%
U.S. Equity Fund		0.15%	0.10%*	0.085%*	0.055%	0.15%*	0.15%*
U.S. Opportunistic Value Fund		0.15%	0.10%	0.085%*	0.055%	0.15%	0.15%
U.S. Small Cap Value Fund		0.15%*	0.10%*	0.085%*	0.055%	0.15%*	0.15%*

*	Class is offered but has no shareholders as of August 31, 2025.

GMO has contractually agreed to reimburse Emerging Markets Fund for “Specified Operating Expenses” (as defined below). For U.S. Opportunistic Value Fund, International Equity Fund, International Opportunistic Value Fund, Japan Value Creation Fund and U.S. Equity Fund, GMO has contractually agreed to reimburse the Funds for the portion of their “Specified Operating Expenses” (as defined below) that exceed 0.02% of each Fund’s average daily net assets. For Resources Fund and U.S. Small Cap Value Fund, GMO

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has contractually agreed to reimburse the Funds for the portion of their “Specified Operating Expenses” (as defined below) that exceed 0.10% of each Fund’s average daily net assets. Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to GMO.

Subject to the exclusions noted below, “Specified Operating Expenses” means: audit expenses, fund accounting and administration expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, organizational and start-up expenses, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. In the case of Emerging Markets Fund, “Specified Operating Expenses” does not include custody expenses.

With respect to Climate Change Fund, Emerging Markets ex-China Fund, Quality Fund, Resource Transition Fund and Small Cap Quality Fund, GMO has contractually agreed to waive its fees with respect to and/or reimburse each Fund to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed the following amounts for each class of shares, in each case representing the average daily net assets for the indicated class of shares (each, an “Expense Cap”). The Expense Cap for Climate Change Fund is 0.77% for Class III shares; 0.72% for Class IV shares; 0.705% for Class V shares; 0.675% for Class VI shares; 0.77% for Class R6 shares; and 0.77% for Class I shares. The Expense Cap for Emerging Markets ex-China Fund is 0.85% for Class II shares; 0.80% for Class III shares; 0.75% for Class IV shares; 0.70% for Class V shares; 0.67% for Class VI shares; 0.85% for Class R6 shares; and 0.85% for Class I shares. The Expense Cap for Quality Fund is 0.50% for Class III shares; 0.455% for Class IV shares; 0.435% for Class V shares; 0.405% for Class VI shares; 0.50% for Class R6 shares; and 0.50% for Class I shares. The Expense Cap for Resource Transition Fund is 0.95% for Class III shares; 0.90% for Class IV shares; 0.885% for Class V shares; 0.855% for Class VI shares; 0.95% for Class R6 shares; and 0.95% for Class I shares. The Expense Cap for Small Cap Quality Fund is 0.75% for Class III shares; 0.70% for Class IV shares; 0.685% for Class V shares; 0.655% for Class VI shares; 0.75% for Class R6 shares; and 0.75% for Class I shares. Fees and expenses of the “non-interested” Trustees and legal counsel to the “non-interested” Trustees, investment-related costs (such as brokerage commissions, interest, and acquired fund fees and expenses), payments out of assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries, borrowing and borrowing-related costs (such as expenses incurred in establishing and maintaining a credit facility), taxes, litigation and indemnification expenses, judgments, and other extraordinary or non-recurring expenses not incurred in the ordinary course of the Fund’s business (collectively, “Excluded Expenses”), are excluded from the Expense Cap.

GMO is permitted to recover from Climate Change Fund, Emerging Markets ex-China Fund, Resources Fund and U.S. Small Cap Value Fund on a class-by-class basis, expenses it has borne or reimbursed pursuant to an Expense Cap (whether through reduction of its fees or otherwise) to the extent that the Fund’s total annual fund operating expenses (excluding Excluded Expenses) later fall below that Expense Caps set forth above or any lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. Any such recovery will not cause the Fund to exceed the Expense Caps set forth above or any lower expense limits as is in effect at the time GMO seeks to recover expenses.

For the period ended August 31, 2025, GMO did not recoup any previously recorded waivers and/or reimbursements.

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On August 31, 2025, the waivers and/or reimbursements subject to possible future recoupment are as follows:

	Expiring the year ending February 28, 2026	Expiring the year ending February 28, 2027	Expiring the year ending February 29, 2028	Expiring the year ending February 28, 2029
Climate Change Fund, Class III	$138,441	$143,124	$158,309	$44,160
Climate Change Fund, Class R6	$65,464	$76,390	$82,283	$32,463
Climate Change Fund, Class I	$172,425	$140,261	$93,024	$14,218
Emerging Markets ex-China Fund, Class III	$12,927	$34,737	$217,983	$66,560
Emerging Markets ex-China Fund, Class VI	$312,667	$310,278	$300,320	$80,336
U.S. Small Cap Value Fund, Class VI	—	$52,412	$61,347	$31,013

For each Fund that pays GMO a management fee and shareholder service fee, GMO has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees, to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust and GMO-managed ETFs. Management fees and shareholder service fees will not be waived below zero.

In addition, for Emerging Markets Fund, GMO has contractually agreed to waive the shareholder service fees charged to each class of shares of the Fund to the extent necessary to prevent the shareholder service fees paid by the class from exceeding the following amounts of the class’s average daily net assets: 0.20% for Class II shares, 0.15% for Class III shares, 0.10% for Class IV shares, 0.05% for Class V shares, 0.02% for Class VI shares, 0.20% for Class R6 shares and 0.20% for Class I shares.

GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares of each Fund, except Emerging Markets Fund and Small Cap Quality Fund, to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.15% of such Fund’s average daily net assets attributable to Class I shares.

For Emerging Markets Fund, GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.10% of the average daily net assets attributable to Class I shares.

For Small Cap Quality Fund, GMO has voluntarily determined to waive its fees with respect to and/or reimburse Class I shares for all amounts paid by the Fund out of the net assets attributable to Class I shares to financial intermediaries for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders.

These contractual waivers and reimbursements will continue through at least June 30, 2026 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

Sub-Transfer Agent/Recordkeeping Payments

Class II, III, IV, V, VI and R6 shares are not subject to payments to third parties for sub-transfer agent, recordkeeping and other administrative services. GMO may, on a case-by-case basis, make payments for sub-transfer agent, recordkeeping and other administrative services provided by financial intermediaries for the benefit of shareholders of these classes. Any such payments are made by GMO out of its own resources and are not an additional charge to a Fund or the holders of Class II, III, IV, V, VI or Class R6 shares. These payments create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

Class I shares are subject to payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of holders of Class I shares through an account maintained by a third party platform or intermediary. These services are not primarily intended to result in the sale of Fund shares but instead to provide ongoing services with respect to holders of Class I shares through a third-party platform or intermediary. Because payments for sub-transfer agency, recordkeeping and

126

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other administrative services are paid out of a Fund’s Class I assets on an ongoing basis, over time they will increase the cost of an investment in Class I shares. In addition, GMO may, on a case-by-case basis, make payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to shareholders of Class I shares. Any such payments will be made by GMO out of its own resources and will not be an additional charge to a Fund or the holders of Class I shares. Any such payments will create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

The Funds’ portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the period ended August 31, 2025 is shown in the table below and is included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)
Climate Change Fund	16,749
Emerging Markets ex-China Fund	2,383
Emerging Markets Fund	14,037
International Equity Fund	36,914
International Opportunistic Value Fund	14,177
Japan Value Creation Fund	6,555
Quality Fund	373,186
Resource Transition Fund	3,207
Resources Fund	48,627
Small Cap Quality Fund	17,327
U.S. Equity Fund	6,102
U.S. Opportunistic Value Fund	15,180
U.S. Small Cap Value Fund	1,188

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2025, none of the Funds had annualized indirect fees and expenses greater than 0.01% of the Fund’s average daily net assets.

The Funds are permitted to purchase or sell securities from or to other GMO Trust funds under specified conditions outlined in procedures adopted by the Trustees. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another GMO Trust fund complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effectuated at the current market price. During the period ended August 31, 2025, the Funds did not engage in these transactions.

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and including GMO U.S. Treasury Fund, if applicable, for the period ended August 31, 2025 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)
Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Climate Change Fund	—	149,516,639	—	323,122,124
Emerging Markets ex-China Fund	—	31,338,878	—	36,531,405
Emerging Markets Fund	—	218,546,933	—	209,017,110
International Equity Fund	1,300,556	465,331,252	1,300,827	690,272,536
International Opportunistic Value Fund	—	153,867,986	—	318,684,501
Japan Value Creation Fund	—	33,500,851	—	61,168,549
Quality Fund	—	2,086,440,481	—	2,595,618,077

127

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August 31, 2025 (Unaudited)

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)
Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Resource Transition Fund	—	40,109,550	—	38,521,144
Resources Fund	—	598,675,958	—	793,601,015
Small Cap Quality Fund	—	471,282,233	—	279,342,265
U.S. Equity Fund	574,138	119,885,202	425,522	89,201,620
U.S. Opportunistic Value Fund	—	147,561,173	—	321,249,191
U.S. Small Cap Value Fund	—	14,465,339	—	13,833,153

Included in the table above are cost of purchases and proceeds from sales of securities for in-kind transactions, excluding short-term investments, if any, in accordance with U.S. GAAP for the period ended August 31, 2025. In-kind purchases and sales of securities, including short-term investments, if any, and net realized gains/(losses) attributed to redemption in-kind transactions, if any, are noted in the table below:

Fund Name	In-Kind Purchases ($)	In-Kind Sales ($)	Net realized gains/(losses) attributed to redemption in-kind transactions ($)
Quality Fund	—	292,027,332	161,920,694

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders as of August 31, 2025

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund	Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund
Climate Change Fund	2	39.80%
Emerging Markets ex-China Fund	5#	79.25%
Emerging Markets Fund	4#	59.74%
International Equity Fund	4§	80.38%
International Opportunistic Value Fund	4^	67.00%
Japan Value Creation Fund	4§	58.04%
Quality Fund	—	—
Resource Transition Fund	1	99.89%
Resources Fund	2	41.58%
Small Cap Quality Fund	3	73.46%
U.S. Equity Fund	4#	86.20%
U.S. Opportunistic Value Fund	3‡	68.51%

128

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Notes to Financial Statements — (Continued)

August 31, 2025 (Unaudited)

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund	Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund
U.S. Small Cap Value Fund	4#	92.54%

#	Two of the shareholders are other funds of the Trust.
§	Three of the shareholders are other funds of the Trust.
^	Four of the shareholders are other funds of the Trust.
‡	One of the shareholders is another fund of the Trust.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Six Months Ended August 31, 2025 (Unaudited)		Year Ended February 28, 2025
	Shares	Amount	Shares	Amount
Climate Change Fund
Class III:
Shares sold	246,072	$4,809,437	5,008,636	$111,293,372
Shares issued to shareholders in reinvestment of distributions	—	—	95,719	1,843,543
Shares repurchased	(5,765,840)	(105,500,689)	(4,868,798)	(103,730,953)

Net increase (decrease)	(5,519,768)	$(100,691,252)	235,557	$9,405,962

Class R6:
Shares sold	1,644,261	$26,957,424	1,488,956	$30,404,850
Shares issued to shareholders in reinvestment of distributions	—	—	51,378	987,487
Shares repurchased	(1,861,067)	(34,135,140)	(872,683)	(18,094,793)

Net increase (decrease)	(216,806)	$(7,177,716)	667,651	$13,297,544

Class I:
Shares sold	368,342	$6,355,280	2,691,000	$56,336,938
Shares issued to shareholders in reinvestment of distributions	—	—	33,476	644,084
Shares repurchased	(4,393,187)	(77,148,689)	(7,242,428)	(152,167,231)

Net increase (decrease)	(4,024,845)	$(70,793,409)	(4,517,952)	$(95,186,209)

Emerging Markets ex-China Fund
Class III:
Shares sold	41,812	$480,436	70,493	$994,799
Shares issued to shareholders in reinvestment of distributions	47,342	621,600	653,429	8,322,886
Shares repurchased	(228,946)	(2,826,977)	(433,039)	(6,693,436)

Net increase (decrease)	(139,792)	$(1,724,941)	290,883	$2,624,249

129

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Notes to Financial Statements — (Continued)

August 31, 2025 (Unaudited)

	Six Months Ended August 31, 2025 (Unaudited)		Year Ended February 28, 2025
	Shares	Amount	Shares	Amount
Emerging Markets ex-China Fund (continued)
Class VI:
Shares sold	111,992	$1,261,897	37,850	$580,135
Shares issued to shareholders in reinvestment of distributions	50,975	671,338	1,091,933	14,469,210
Shares repurchased	(499,358)	(6,372,783)	(10,535,711)	(160,156,056)

Net increase (decrease)	(336,391)	$(4,439,548)	(9,405,928)	$(145,106,711)

Emerging Markets Fund
Class II:
Shares sold	54	$1,228	2,150	$51,822
Shares issued to shareholders in reinvestment of distributions	3,898	104,702	149,383	3,571,366
Shares repurchased	(87,492)	(2,220,316)	(763,688)	(19,078,815)

Net increase (decrease)	(83,540)	$(2,114,386)	(612,155)	$(15,455,627)

Class III:
Shares issued to shareholders in reinvestment of distributions	3	$74	87	$2,101
Shares repurchased	—	—	(29)	(671)

Net increase (decrease)	3	$74	58	$1,430

Class VI:
Shares sold	511,122	$12,661,059	394,904	$9,398,872
Shares issued to shareholders in reinvestment of distributions	14,246	378,526	428,380	10,121,736
Shares repurchased	(1,263,596)	(31,923,544)	(3,515,048)	(84,579,421)

Net increase (decrease)	(738,228)	$(18,883,959)	(2,691,764)	$(65,058,813)

Class R6:
Shares sold	109,469	$2,697,471	96,931	$2,390,490
Shares issued to shareholders in reinvestment of distributions	865	23,225	28,004	668,458
Shares repurchased	(61,356)	(1,536,017)	(81,999)	(2,011,994)

Net increase (decrease)	48,978	$1,184,679	42,936	$1,046,954

Class I:
Shares sold	1,150,978	$27,628,939	664,671	$15,933,992
Shares issued to shareholders in reinvestment of distributions	3,862	103,504	102,433	2,449,173
Shares repurchased	(471,954)	(10,640,906)	(858,817)	(20,980,748)

Net increase (decrease)	682,886	$17,091,537	(91,713)	$(2,597,583)

International Equity Fund
Class III:
Shares sold	363,354	$10,193,228	1,053,461	$26,288,605
Shares issued to shareholders in reinvestment of distributions	99,766	3,022,904	617,636	15,068,214
Shares repurchased	(2,223,009)	(66,385,386)	(2,116,051)	(52,990,442)

Net increase (decrease)	(1,759,889)	$(53,169,254)	(444,954)	$(11,633,623)

130

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Notes to Financial Statements — (Continued)

August 31, 2025 (Unaudited)

	Six Months Ended August 31, 2025 (Unaudited)		Year Ended February 28, 2025
	Shares	Amount	Shares	Amount
International Equity Fund (continued)
Class IV:
Shares sold	5,622,422	$168,925,493	2,297,727	$57,273,047
Shares issued to shareholders in reinvestment of distributions	151,586	4,585,465	1,006,650	24,519,773
Shares repurchased	(12,142,162)	(367,661,742)	(5,079,264)	(127,266,477)

Net increase (decrease)	(6,368,154)	$(194,150,784)	(1,774,887)	$(45,473,657)

Class I:
Shares sold	266,796	$7,038,314	81,898	$2,027,088
Shares issued to shareholders in reinvestment of distributions	2,647	80,496	6,775	166,224
Shares repurchased	(27,057)	(794,502)	(115,371)	(2,872,567)

Net increase (decrease)	242,386	$6,324,308	(26,698)	$(679,255)

International Opportunistic Value Fund
Class III:
Shares sold	79	$1,228	—	$—
Shares issued to shareholders in reinvestment of distributions	86,611	1,377,107	178,913	2,539,048
Shares repurchased	(165,833)	(2,676,363)	(1,995,448)	(30,273,533)

Net increase (decrease)	(79,143)	$(1,298,028)	(1,816,535)	$(27,734,485)

Class IV:
Shares sold	3,999,717	$65,769,737	3,351,298	$49,984,148
Shares issued to shareholders in reinvestment of distributions	971,545	15,398,984	2,150,926	30,429,281
Shares repurchased	(14,589,372)	(238,239,440)	(3,511,066)	(51,969,609)

Net increase (decrease)	(9,618,110)	$(157,070,719)	1,991,158	$28,443,820

Class R6:(a)
Shares sold	—	$—	1,801,572	$27,257,783
Shares issued to shareholders in reinvestment of distributions	64,239	1,020,121	151,969	2,155,735
Shares repurchased	(216,965)	(3,490,950)	(498,883)	(7,313,043)

Net increase (decrease)	(152,726)	$(2,470,829)	1,454,658	$22,100,475

Class I:
Shares sold	23,187	$385,454	—	$—
Shares issued to shareholders in reinvestment of distributions	310	4,915	360	5,085
Shares repurchased	(8,642)	(124,309)	—	—

Net increase (decrease)	14,855	$266,060	360	$5,085

Japan Value Creation Fund
Class III:
Shares sold	3,196	$66,305	5,041	$100,000
Shares issued to shareholders in reinvestment of distributions	13,690	320,062	35,561	711,451
Shares repurchased	(47,135)	(1,060,000)	(78,827)	(1,656,764)

Net increase (decrease)	(30,249)	$(673,633)	(38,225)	$(845,313)

131

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Notes to Financial Statements — (Continued)

August 31, 2025 (Unaudited)

	Six Months Ended August 31, 2025 (Unaudited)				Year Ended February 28, 2025
	Shares		Amount		Shares	Amount

Japan Value Creation Fund (continued)
Class VI:
Shares sold	743,728		$17,263,750		2,445,870	$49,277,281
Shares issued to shareholders in reinvestment of distributions	52,461		1,227,076		154,118	3,083,177
Shares repurchased	(2,236,681)		(51,745,124)		(831,365)	(16,709,068)

Net increase (decrease)	(1,440,492)		$(33,254,298)		1,768,623	$35,651,390

Class I:
Shares sold	274,747		$6,464,153		1,291,850	$25,850,094
Shares issued to shareholders in reinvestment of distributions	9,436		220,052		22,371	446,427
Shares repurchased	(45,889)		(1,025,863)		(260,968)	(5,164,032)

Net increase (decrease)	238,294		$5,658,342		1,053,253	$21,132,489

Quality Fund
Class III:
Shares sold	4,836,809		$161,127,401		11,848,016	$397,741,264
Shares issued to shareholders in reinvestment of distributions	2,182,908		75,004,726		3,825,109	128,020,109
Shares repurchased	(6,336,452)		(206,379,262)		(20,698,389)	(689,809,806)

Net increase (decrease)	683,265		$29,752,865		(5,025,264)	$(164,048,433)

Class IV:
Shares sold	931,967		$30,000,000		10,575,017	$355,329,042
Shares issued to shareholders in reinvestment of distributions	747,852		25,785,949		1,925,265	64,629,074
Shares repurchased	(6,504,257	)(b)	(211,400,983	)(b)	(9,760,568)	(330,386,258)

Net increase (decrease)	(4,824,438)		$(155,615,034)		2,739,714	$89,571,858

Class VI:
Shares sold	3,067,319		$104,259,428		8,076,976 (c)	$271,289,108 (c)
Shares issued to shareholders in reinvestment of distributions	2,002,974		68,822,176		4,356,062	145,747,640
Shares repurchased	(14,373,344)		(483,802,286)		(9,063,046)	(303,073,229)

Net increase (decrease)	(9,303,051)		$(310,720,682)		3,369,992	$113,963,519

Class R6:
Shares sold	8,013,234		$263,166,360		13,333,109	$450,116,681
Shares issued to shareholders in reinvestment of distributions	873,748		29,969,557		1,842,402	61,534,197
Shares repurchased	(6,944,127	)(d)	(213,851,032	)(d)	(6,026,166)	(200,261,840)

Net increase (decrease)	1,942,855		$79,284,885		9,149,345	$311,389,038

Class I:
Shares sold	7,599,669		$249,504,371		18,998,547	$620,440,995
Shares issued to shareholders in reinvestment of distributions	1,086,201		37,180,663		2,045,265	68,206,502
Shares repurchased	(6,515,948)		(215,234,458)		(12,191,694)	(408,931,497)

Net increase (decrease)	2,169,922		$71,450,576		8,852,118	$279,716,000

132

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Notes to Financial Statements — (Continued)

August 31, 2025 (Unaudited)

	Six Months Ended August 31, 2025 (Unaudited)		Year Ended February 28, 2025
	Shares	Amount	Shares	Amount
Resource Transition Fund
Class VI:
Shares sold	4,069	$50,000	—	$—
Shares issued to shareholders in reinvestment of distributions	—	—	221,765	2,705,105
Shares repurchased	—	—	(2,350)	(26,997)

Net increase (decrease)	4,069	$50,000	219,415	$2,678,108

Resources Fund
Class III:
Shares sold	154,480	$3,000,000	1,293,867	$26,047,776
Shares issued to shareholders in reinvestment of distributions	19,806	374,719	273,127	5,051,506
Shares repurchased	(801,778)	(14,363,831)	(1,254,397)	(25,706,932)

Net increase (decrease)	(627,492)	$(10,989,112)	312,597	$5,392,350

Class IV:
Shares sold	—	$—	124,159	$2,700,000
Shares issued to shareholders in reinvestment of distributions	47,857	902,106	677,523	12,473,962
Shares repurchased	(2,161,517)	(40,000,000)	(651,909)	(12,045,271)

Net increase (decrease)	(2,113,660)	$(39,097,894)	149,773	$3,128,691

Class VI:
Shares sold	—	$—	297,250	$5,921,178
Shares issued to shareholders in reinvestment of distributions	11,195	211,021	142,806	2,636,715
Shares repurchased	(453,985)	(7,919,185)	(1,143,126)	(22,920,077)

Net increase (decrease)	(442,790)	$(7,708,164)	(703,070)	$(14,362,184)

Class R6:
Shares sold	4,931,483	$87,967,561	7,442,502	$157,856,711
Shares issued to shareholders in reinvestment of distributions	63,784	1,204,888	813,599	15,036,495
Shares repurchased	(2,895,689)	(51,032,751)	(8,622,837)	(175,102,004)

Net increase (decrease)	2,099,578	$38,139,698	(366,736)	$(2,208,798)

Class I:
Shares sold	2,040,768	$34,402,265	14,738,474	$301,146,855
Shares issued to shareholders in reinvestment of distributions	12,629	239,193	388,150	7,282,911
Shares repurchased	(14,097,397)	(227,535,958)	(25,387,340)	(502,203,992)

Net increase (decrease)	(12,044,000)	$(192,894,500)	(10,260,716)	$(193,774,226)

Small Cap Quality Fund
Class III:
Shares sold	345,253	$7,615,078	1,713,985	$43,475,682
Shares issued to shareholders in reinvestment of distributions	8,354	193,717	117,989	3,006,708
Shares repurchased	(7,169)	(163,744)	(144,062)	(3,432,376)

Net increase (decrease)	346,438	$7,645,051	1,687,912	$43,050,014

133

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Notes to Financial Statements — (Continued)

August 31, 2025 (Unaudited)

	Six Months Ended August 31, 2025 (Unaudited)		Year Ended February 28, 2025
	Shares	Amount	Shares	Amount
Small Cap Quality Fund (continued)
Class IV:(e)
Shares sold	6,484,484	$140,000,000	—	$—
Shares issued to shareholders in reinvestment of distributions	22,062	511,626	—	—

Net increase (decrease)	6,506,546	$140,511,626	—	$—

Class VI:
Shares sold	304,385	$6,703,978	11,433	$290,030
Shares issued to shareholders in reinvestment of distributions	7,340	170,518	137,021	3,479,629
Shares repurchased	(292,765)	(6,570,248)	(601,377)	(15,393,426)

Net increase (decrease)	18,960	$304,248	(452,923)	$(11,623,767)

Class R6:(f)
Shares sold	77,999	$1,722,033	—	$—
Shares issued to shareholders in reinvestment of distributions	223	5,175	—	—
Shares repurchased	(223)	(5,171)	—	—

Net increase (decrease)	77,999	$1,722,037	—	$—

Class I:
Shares sold	2,906,389	$63,793,613	8,234,698	$201,083,257
Shares issued to shareholders in reinvestment of distributions	36,597	848,676	650,033	16,509,988
Shares repurchased	(1,164,892)	(25,267,561)	(1,249,107)	(31,004,193)

Net increase (decrease)	1,778,094	$39,374,728	7,635,624	$186,589,052

U.S. Equity Fund
Class III:
Shares sold	676,525	$8,701,378	1,545	$22,063
Shares issued to shareholders in reinvestment of distributions	238,579	3,206,506	717,998	10,060,650
Shares repurchased	(103,677)	(1,384,266)	(248,173)	(3,573,696)

Net increase (decrease)	811,427	$10,523,618	471,370	$6,509,017

Class VI:
Shares sold	3,290,569	$41,698,033	1,412,199	$19,393,447
Shares issued to shareholders in reinvestment of distributions	360,817	4,762,786	815,805	11,235,311
Shares repurchased	(1,503,885)	(19,757,270)	(1,566,409)	(22,238,255)

Net increase (decrease)	2,147,501	$26,703,549	661,595	$8,390,503

U.S. Opportunistic Value Fund
Class III:
Shares sold	74,368	$1,562,552	—	$—
Shares issued to shareholders in reinvestment of distributions	153,767	3,090,707	179,151	4,049,858
Shares repurchased	—	—	(234,193)	(5,426,411)

Net increase (decrease)	228,135	$4,653,259	(55,042)	$(1,376,553)

134

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Notes to Financial Statements — (Continued)

August 31, 2025 (Unaudited)

	Six Months Ended August 31, 2025 (Unaudited)		Year Ended February 28, 2025
	Shares	Amount	Shares	Amount
U.S. Opportunistic Value Fund (continued)
Class IV:
Shares issued to shareholders in reinvestment of distributions	684,819	$13,730,618	1,457,796	$32,884,788
Shares repurchased	(8,030,211)	(166,978,166)	(3,028,701)	(67,000,000)

Net increase (decrease)	(7,345,392)	$(153,247,548)	(1,570,905)	$(34,115,212)

Class VI:
Shares sold	356,392	$7,337,073	445,038	$9,973,618
Shares issued to shareholders in reinvestment of distributions	506,483	10,160,053	655,148	14,786,369
Shares repurchased	(802,588)	(17,088,510)	(1,791,612)	(42,230,103)

Net increase (decrease)	60,287	$408,616	(691,426)	$(17,470,116)

Class R6:
Shares sold	5,129	$107,965	7,705	$176,034
Shares issued to shareholders in reinvestment of distributions	7,843	157,014	9,768	220,044
Shares repurchased	(5,972)	(127,954)	(8,385)	(190,260)

Net increase (decrease)	7,000	$137,025	9,088	$205,818

Class I:
Shares sold	112,921	$2,388,456	174,180	$4,001,872
Shares issued to shareholders in reinvestment of distributions	241,543	4,835,690	385,310	8,683,205
Shares repurchased	(308,395)	(6,506,578)	(1,084,741)	(24,384,557)

Net increase (decrease)	46,069	$717,568	(525,251)	$(11,699,480)

U.S. Small Cap Value Fund
Class VI:
Shares sold	9,994	$190,000	267,104	$5,048,374
Shares issued to shareholders in reinvestment of distributions	3,867	80,970	26,871	600,026
Shares repurchased	—	—	(388,144)	(8,201,112)

Net increase (decrease)	13,861	$270,970	(94,169)	$(2,552,712)

(a)	The period under the heading “Year Ended February 28, 2025” represents the period from April 8, 2024 (commencement of operations) through February 28, 2025.

(b)	5,289,998 shares and $170,549,526 were redeemed in-kind by an affiliate.

(c)	2,894,482 shares and $98,991,268 were purchased in-kind by an affiliate.

(d)	4,154,508 shares and $121,477,806 were redeemed in-kind by an affiliate.

(e)	The period under the heading “Six Months Ended August 31, 2025” represents the period from March 31, 2025 (commencement of operations) through August 31, 2025.

(f)	The period under the heading “Six Months Ended August 31, 2025” represents the period from April 29, 2025 (commencement of operations) through August 31, 2025.

135

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Notes to Financial Statements — (Continued)

August 31, 2025 (Unaudited)

10.	Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended August 31, 2025 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period

Climate Change Fund
GMO U.S. Treasury Fund, Class VI	$11,565,483	$72,955,528	$75,256,700	$155,156	$—	$9,910	$(84)	$9,274,137

Emerging Markets ex-China Fund
GMO U.S. Treasury Fund, Class VI	$344,450	$2,307,487	$2,649,000	$7,501	$—	$1,000	$—	$3,937

Emerging Markets Fund
Anilana Hotels & Properties Ltd.	$316,968	$—	$—	$—	$—	$—	$(7,136)	$309,832
GMO U.S. Treasury Fund, Class VI	12,532,067	35,096,596	45,313,500	96,267	—	1,200	—	2,316,363

Totals	$12,849,035	$35,096,596	$45,313,500	$96,267	$—	$1,200	$(7,136)	$2,626,195

International Equity Fund
GMO U.S. Treasury Fund, Class VI	$51,870,555	$149,800,000	$148,450,000	$1,373,014	$—	$71,395	$(73,395)	$53,218,555

International Opportunistic Value Fund
GMO U.S. Treasury Fund, Class VI	$2,486	$52,599,999	$50,576,000	$100,850	$—	$(4,244)	$45	$2,022,286

Japan Value Creation Fund
GMO U.S. Treasury Fund, Class VI	$5,739,519	$15,495,917	$16,100,000	$96,049	$—	$7,786	$(6,986)	$5,136,236

Quality Fund
GMO U.S. Treasury Fund, Class VI	$51,968,777	$782,900,000	$742,875,000	$2,919,764	$—	$(7,000)	$3,000	$91,989,777

Resource Transition Fund
GMO U.S. Treasury Fund, Class VI	$1,187,313	$8,394,030	$6,800,000	$44,166	$—	$150	$(150)	$2,781,343

Resources Fund
GMO U.S. Treasury Fund, Class VI	$26,840,502	$256,500,000	$267,973,000	$560,430	$—	$27,455	$(31,855)	$15,363,102
Kosmos Energy Ltd.	76,344,437	13,916,122	9,040,202	—	—	(3,043,803)	(27,018,821)	51,157,733

Totals	$103,184,939	$270,416,122	$277,013,202	$560,430	$—	$(3,016,348)	$(27,050,676)	$66,520,835

Small Cap Quality Fund
GMO U.S. Treasury Fund, Class VI	$9,943,792	$53,443,428	$47,350,000	$318,364	$—	$6,338	$(4,937)	$16,038,621

U.S. Equity Fund
GMO U.S. Treasury Fund, Class VI	$460,172	$6,000,000	$4,950,000	$26,025	$—	$400	$—	$1,510,572

136

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2025 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period

U.S. Opportunistic Value Fund
GMO U.S. Treasury Fund, Class VI	$2,208,334	$8,204,973	$9,555,000	$55,986	$—	$(200)	$—	$858,107

U.S. Small Cap Value Fund
GMO U.S. Treasury Fund, Class VI	$84,397	$500,000	$450,000	$2,267	$—	$169	$(169)	$134,397

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2025 through August 31, 2025. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2026.

11.	Subsequent events

With respect to GMO International Equity Fund, effective September 3, 2025, GMO has contractually agreed to waive its fee with respect to and/or reimburse Class I shares for all amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders. This reimbursement will continue through at least September 3, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

Subsequent to August 31, 2025, GMO Small Cap Quality Fund received redemption requests in the amount of $151,098,510.

137

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Board Review of Investment Management Agreements

August 31, 2025 (Unaudited)

GMO Climate Change Fund

Approval of renewal of management agreement for GMO Climate Change Fund (the “Fund”). At a meeting on June 18, 2025, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2025 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 13, 2025, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 18, 2025 meeting of the Trustees. Prior to and at the June 18 meeting, the Independent Trustees considered that additional information. At the June 18 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service and to the fees shown on GMO’s fee schedule for other pooled investment vehicles and separately managed accounts that it managed or sub-advised with an investment strategy similar to that of the Fund. The Trustees noted the differences in the services provided by GMO to the Fund, to those other vehicles, and to those other accounts, as well as the enterprise, regulatory, and other risks borne by GMO in managing the Fund as compared to the risks borne by GMO in managing or sub-advising those other vehicles and those other accounts. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other

138

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2025 (Unaudited)

aspects of GMO’s business relevant to the nature and quality of its services to the Fund. The Trustees also reviewed information regarding average brokerage commissions paid by the Fund and by certain other pooled investment vehicles and separately managed accounts with similar investment strategies and objectives advised by GMO.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Emerging Markets ex-China Fund

Approval of renewal of management agreement for GMO Emerging Markets ex-China Fund (the “Fund”). At a meeting on June 18, 2025, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2025 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 13, 2025, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 18, 2025 meeting of the Trustees. Prior to and at the June 18 meeting, the Independent Trustees considered that additional information. At the June 18 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

139

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2025 (Unaudited)

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Emerging Markets Fund

Approval of renewal of management agreement for GMO Emerging Markets Fund (the “Fund”). At a meeting on June 18, 2025, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2025 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 13, 2025, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 18, 2025 meeting of the Trustees. Prior to and at the June 18 meeting, the Independent Trustees considered that additional information. At the June 18 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service and to the fees shown on GMO’s fee schedule for separately managed accounts that it managed or sub-advised with an investment strategy similar to that of the Fund. The Trustees noted the differences in the services provided by GMO to the Fund and to those other accounts, as well as the enterprise, regulatory, and other risks borne by GMO in managing the Fund as compared to the risks borne by GMO in managing or sub-advising those other accounts. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

140

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2025 (Unaudited)

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund. The Trustees also reviewed information regarding average brokerage commissions paid by the Fund and by a separately managed account with similar investment strategies and objectives advised by GMO.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO International Equity Fund

Approval of renewal of management agreement for GMO International Equity Fund (the “Fund”). At a meeting on June 18, 2025, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2025 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 13, 2025, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 18, 2025 meeting of the Trustees. Prior to and at the June 18 meeting, the Independent Trustees considered that additional information. At the June 18 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service and to the fees shown on GMO’s fee schedule for a separately

141

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2025 (Unaudited)

managed account that it managed or sub-advised with an investment strategy similar to that of the Fund. The Trustees noted the differences in the services provided by GMO to the Fund and to that other account, as well as the enterprise, regulatory, and other risks borne by GMO in managing the Fund as compared to the risks borne by GMO in managing or sub-advising that other account. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund. The Trustees also reviewed information regarding average brokerage commissions paid by the Fund and by separately managed accounts with similar investment strategies and objectives advised by GMO.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO International Opportunistic Value Fund

Approval of renewal of management agreement for GMO International Opportunistic Value Fund (the “Fund”). At a meeting on June 18, 2025, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2025 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 13, 2025, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 18, 2025 meeting of the Trustees. Prior to and at the June 18 meeting, the Independent Trustees considered that additional information. At the June 18 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

142

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2025 (Unaudited)

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service, to fees GMO received for providing management and other services to an exchange-traded fund with an investment strategy similar to that of the Fund. The Trustees noted the differences in the services provided by GMO to the Fund and to that exchange-traded fund, as well as the enterprise, regulatory, and other risks borne by GMO in managing the Fund as compared to the risks borne by GMO in providing management and other services to that exchange-traded fund. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund. The Trustees also reviewed information regarding average brokerage commissions paid by the Fund and by an exchange-traded fund with similar investment strategies and objectives advised by GMO.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Japan Value Creation Fund

Approval of renewal of management agreement for GMO Japan Value Creation Fund (the “Fund”). At a meeting on June 18, 2025, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2025 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 13, 2025, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 18, 2025 meeting

143

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2025 (Unaudited)

of the Trustees. Prior to and at the June 18 meeting, the Independent Trustees considered that additional information. At the June 18 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service and to the fees shown on GMO’s fee schedule for another pooled investment vehicle that it managed or sub-advised with an investment strategy similar to that of the Fund. The Trustees noted the differences in the services provided by GMO to the Fund and to that other vehicle, as well as the enterprise, regulatory, and other risks borne by GMO in managing the Fund as compared to the risks borne by GMO in managing or sub-advising that other vehicle. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund. The Trustees also reviewed information regarding average brokerage commissions paid by the Fund and by another pooled investment vehicle with similar investment strategies and objectives advised by GMO.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

144

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2025 (Unaudited)

GMO Quality Fund

Approval of renewal of management agreement for GMO Quality Fund (the “Fund”). At a meeting on June 18, 2025, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2025 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 13, 2025, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 18, 2025 meeting of the Trustees. Prior to and at the June 18 meeting, the Independent Trustees considered that additional information. At the June 18 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service, to fees GMO received for providing management and other services to an exchange-traded fund with an investment strategy similar to that of the Fund and to the fees shown on GMO’s fee schedule for other pooled investment vehicles and separately managed accounts that it managed or sub-advised with an investment strategy similar to that of the Fund. The Trustees noted the differences in the services provided by GMO to the Fund, to that exchange-traded fund, to those other vehicles, and to those other accounts, as well as the enterprise, regulatory, and other risks borne by GMO in managing the Fund as compared to the risks borne by GMO in providing management and other services to that exchange-traded fund and managing or sub-advising those other vehicles and those other accounts. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

145

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2025 (Unaudited)

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund. The Trustees also reviewed information regarding average brokerage commissions paid by the Fund and by certain other pooled investment vehicles and separately managed accounts with similar investment strategies and objectives advised by GMO.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Resources Transition Fund

Approval of renewal of management agreement for GMO Resources Transition Fund (the “Fund”). At a meeting on June 18, 2025, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2025 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 13, 2025, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 18, 2025 meeting of the Trustees. Prior to and at the June 18 meeting, the Independent Trustees considered that additional information. At the June 18 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

146

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2025 (Unaudited)

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Resources Fund

Approval of renewal of management agreement for GMO Resources Fund (the “Fund”). At a meeting on June 18, 2025, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2025 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 13, 2025, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 18, 2025 meeting of the Trustees. Prior to and at the June 18 meeting, the Independent Trustees considered that additional information. At the June 18 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service and to the fees shown on GMO’s fee schedule for another pooled investment vehicle and a separately managed account that it managed or sub-advised with an investment strategy similar to that

147

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2025 (Unaudited)

of the Fund. The Trustees noted the differences in the services provided by GMO to the Fund, to that other vehicle, and to that other account, as well as the enterprise, regulatory, and other risks borne by GMO in managing the Fund as compared to the risks borne by GMO in managing or sub-advising that other vehicle and that other account those other accounts. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund. The Trustees also reviewed information regarding average brokerage commissions paid by the Fund and by certain other pooled investment vehicles and separately managed accounts with similar investment strategies and objectives advised by GMO.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Small Cap Quality Fund

Approval of renewal of management agreement for GMO Small Cap Quality Fund (the “Fund”). At a meeting on June 18, 2025, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2025 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 13, 2025, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 18, 2025 meeting of the Trustees. Prior to and at the June 18 meeting, the Independent Trustees considered that additional information. At the June 18 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In

148

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2025 (Unaudited)

addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service and to the fees shown on GMO’s fee schedule for separately managed accounts that it managed or sub-advised with an investment strategy similar to that of the Fund. The Trustees noted the differences in the services provided by GMO to the Fund and to those other accounts, as well as the enterprise, regulatory, and other risks borne by GMO in managing the Fund as compared to the risks borne by GMO in managing or sub-advising those other accounts. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO U.S. Equity Fund

Approval of renewal of management agreement for GMO U.S. Equity Fund (the “Fund”). At a meeting on June 18, 2025, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2025 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 13, 2025, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 18, 2025 meeting

149

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2025 (Unaudited)

of the Trustees. Prior to and at the June 18 meeting, the Independent Trustees considered that additional information. At the June 18 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO U.S. Opportunistic Value Fund

Approval of renewal of management agreement for GMO U.S. Opportunistic Value Fund (the “Fund”). At a meeting on June 18, 2025, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2025 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

150

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2025 (Unaudited)

At a meeting on May 13, 2025, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 18, 2025 meeting of the Trustees. Prior to and at the June 18 meeting, the Independent Trustees considered that additional information. At the June 18 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service, to fees GMO received for providing management and other services to an exchange-traded fund with an investment strategy similar to that of the Fund and to the fees shown on GMO’s fee schedule for a separately managed account that it managed or sub-advised with an investment strategy similar to that of the Fund. The Trustees noted the differences in the services provided by GMO to the Fund, to that exchange-traded fund, and to that other account, as well as the enterprise, regulatory, and other risks borne by GMO in managing the Fund as compared to the risks borne by GMO in providing management and other services to that exchange-traded fund and managing or sub-advising that other account. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund. The Trustees also reviewed information regarding average brokerage commissions paid by the Fund and by an exchange-traded fund with similar investment strategies and objectives advised by GMO.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

151

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2025 (Unaudited)

GMO U.S. Small Cap Value Fund

Approval of renewal of management agreement for GMO U.S. Small Cap Value Fund (the “Fund”). At a meeting on June 18, 2025, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2025 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 13, 2025, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 18, 2025 meeting of the Trustees. Prior to and at the June 18 meeting, the Independent Trustees considered that additional information. At the June 18 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

152

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2025 (Unaudited)

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

153

SR-083125-EQ

GMO Trust

Semi-Annual Financial Statements and Other Information

August 31, 2025

Asset Allocation Bond Fund

Emerging Country Debt Fund

High Yield Fund

Multi-Sector Fixed Income Fund

Opportunistic Income Fund

U.S. Treasury Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO’s website at www.gmo.com or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on GMO’s website at www.gmo.com and on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 of each year.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT which is available on the Commission’s website at www.sec.gov. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com. The GMO Trust Statement of Additional Information includes additional information about the Trustees of GMO Trust and is available without charge, upon request, by calling 1-617-346-7646 (collect).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-fixed income investments, management and operational risk, market risk-asset backed securities, credit risk and derivatives risk.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Par Value† / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 25.0%

	U.S. Government — 25.0%
4,425,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 4.30%, due 04/30/27 (a)	4,424,461
4,855,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 4.30%, due 07/31/27	4,853,792

	Total U.S. Government	9,278,253

	TOTAL DEBT OBLIGATIONS (COST $9,282,076)	9,278,253

	SHORT-TERM INVESTMENTS — 75.6%

	Money Market Funds — 5.5%
2,027,438	State Street Institutional Treasury Money Market Fund – Premier Class, 4.19% (b)	2,027,438

	Repurchase Agreements — 70.1%
25,999,202	Nomura Securities International, Inc. Repurchase Agreement, dated 08/29/25 maturing on 09/02/25 with a maturity value of $26,011,681 and an effective yield of 4.32%, collateralized by a U.S. Treasury Note with maturity date 10/15/26 and a market value of $26,551,966.	25,999,202

	TOTAL SHORT-TERM INVESTMENTS (COST $28,026,640)	28,026,640

	TOTAL INVESTMENTS — 100.6% (Cost $37,308,716)	37,304,893

	Other Assets and Liabilities (net) — (0.6)%	(204,083)

	TOTAL NET ASSETS — 100.0%	$37,100,810

1	See accompanying notes to the financial statements.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2025 (Unaudited)

A summary of outstanding financial instruments at August 31, 2025 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
106	U.S. Long Bond (CBT)	December 2025	12,110,500	145
103	U.S. Treasury Note 10 Yr. (CBT)	December 2025	11,587,500	100,341
52	U.S. Treasury Note 2 Yr. (CBT)	December 2025	10,844,031	25,319
222	U.S. Treasury Note 5 Yr. (CBT)	December 2025	24,302,062	143,503
217	U.S. Treasury Ultra 10 Yr. (CBT)	December 2025	24,826,156	114,942
73	U.S. Ultra Bond (CBT)	December 2025	8,509,063	(50,737)

			$92,179,312	$333,513

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount	Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Buy Protection^:
CDX.EM.S43	USD 12,200,000	1.00%	N/A	N/A	06/20/2030	Quarterly	$431,880	$234,801	$(197,079)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of August 31, 2025, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

As of August 31, 2025, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

See accompanying notes to the financial statements.	2

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2025 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 45.

3	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Par Value†		Description	Value ($)

		DEBT OBLIGATIONS — 93.5%

		Albania — 0.8%
		Corporate Debt — 0.8%
EUR	17,500,000	Delphos Securities SARL — Compartment Bernina, 7.63%, due 04/08/35	20,028,473

		Angola — 0.8%
		Sovereign and Sovereign Agency Issuers — 0.8%
	17,000,000	Angola Government International Bonds, Reg S, 9.38%, due 05/08/48	14,069,117
	7,200,000	Angola Government International Bonds, Reg S, 9.13%, due 11/26/49	5,829,768

		Total Angola	19,898,885

		Argentina — 3.0%
		Sovereign and Sovereign Agency Issuers — 3.0%
EUR	2,802,545	Argentina Government International Bonds, Step Up, 4.00%, due 07/09/46	1,895,087
	404,274	Argentina Republic Government International Bonds, 1.00%, due 07/09/29	304,669
	19,146,794	Argentina Republic Government International Bonds, Step Up, 0.75%, due 07/09/30	14,455,830
JPY	255,250,796	Argentina Republic Government International Bonds, 4.33%, due 12/31/33 (a)	321,332
EUR	7,800,000	Argentina Republic Government International Bonds, Step Up, 3.88%, due 07/09/35	5,589,197
EUR	12,360,000	Argentina Republic Government International Bonds, Step Up, 4.25%, due 01/09/38 (b)	9,444,235
JPY	246,273,000	Argentina Republic Government International Bonds, 0.67%, due 12/31/38 (a)	284,893
EUR	6,060,000	Argentina Republic Government International Bonds, Step Up, 3.00%, due 07/09/41	4,007,818
	57,059,864	Argentina Republic Government International Bonds, Step Up, 4.13%, due 07/09/46	35,063,286

		Total Argentina	71,366,347

		Armenia — 0.4%
		Sovereign and Sovereign Agency Issuers — 0.4%
	4,800,000	Republic of Armenia International Bonds, Reg S, 3.60%, due 02/02/31	4,305,600
	6,100,000	Republic of Armenia International Bonds, Reg S, 6.75%, due 03/12/35	6,195,313

		Total Armenia	10,500,913

		Bahamas — 0.6%
		Sovereign and Sovereign Agency Issuers — 0.6%
	14,890,000	Bahamas Government International Bonds, 144A, 8.25%, due 06/24/36	15,373,925

Par Value†		Description	Value ($)

		Bahrain — 2.1%
		Sovereign and Sovereign Agency Issuers — 2.1%
	37,296,000	Bahrain Government International Bonds, Reg S, 6.00%, due 09/19/44 (b)	32,650,783
	20,850,000	Bahrain Government International Bonds, Reg S, 6.25%, due 01/25/51 (b)	18,217,688

		Total Bahrain	50,868,471

		Barbados — 0.6%
		Sovereign and Sovereign Agency Issuers — 0.6%
	14,900,000	Barbados Government International Bonds, 144A, 8.00%, due 06/26/35	15,032,237

		Belarus — 0.8%
		Sovereign and Sovereign Agency Issuers — 0.8%
	7,504,000	Development Bank of the Republic of Belarus JSC, Reg S, 6.75%, due 05/02/24 (c)	4,277,280
	18,400,000	Republic of Belarus International Bonds, Reg S, 6.20%, due 02/28/30 (a) (c)	13,984,000

		Total Belarus	18,261,280

		Bolivia — 0.2%
		Sovereign and Sovereign Agency Issuers — 0.2%
	7,600,000	Bolivia Government International Bonds, Reg S, 4.50%, due 03/20/28 (b)	6,004,000

		Brazil — 1.4%
		Corporate Debt — 0.9%
	257,000	Braskem America Finance Co., Reg S, 7.13%, due 07/22/41	171,946
	14,170,000	Braskem Netherlands Finance BV, Reg S, 8.00%, due 10/15/34	10,060,700
	3,000,000	Yinson Bergenia Production BV, 144A, 8.50%, due 01/31/45	3,144,000
	7,161,957	Yinson Boronia Production BV, Reg S, 8.95%, due 07/31/42	7,814,232

			21,190,878

		Sovereign and Sovereign Agency Issuers — 0.5%
	7,900,000	Brazil Government International Bonds, 4.75%, due 01/14/50	5,680,100
BRL	43,205,791	Rio Smart Lighting SARL, Reg S, 12.25%, due 09/20/32 (d)	7,525,077

			13,205,177

		Total Brazil	34,396,055

		Bulgaria — 0.1%
		Corporate Debt — 0.1%
EUR	2,500,000	Eastern European Electric Co. BV, 144A, 6.50%, due 05/15/30	3,049,052

See accompanying notes to the financial statements.	4

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Par Value†		Description	Value ($)

		Cameroon — 0.8%
		Sovereign and Sovereign Agency Issuers — 0.8%
EUR	20,550,000	Republic of Cameroon International Bonds, Reg S, 5.95%, due 07/07/32	19,471,405

		Chile — 1.4%
		Corporate Debt — 0.8%

	15,951,000	Enel Generacion Chile SA, 8.13%, due 02/01/97 (e)	14,872,712

	4,565,000	EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, Reg S, 5.38%, due 12/30/30	4,188,388

			19,061,100

		Sovereign and Sovereign Agency Issuers — 0.6%

	2,400,000	Chile Government International Bonds, 3.10%, due 05/07/41	1,798,800

	4,985,275	Chile Electricity Lux MPC II SARL, Reg S, 5.58%, due 10/20/35	5,035,627

	8,650,000	Empresa Nacional del Petroleo, Reg S, 4.50%, due 09/14/47	7,071,375

			13,905,802

		Total Chile	32,966,902

		China — 0.0%
		Corporate Debt — 0.0%

	10,200,000	China Evergrande Group, Reg S, 11.50%, due 01/22/23 (c)	114,750

	13,000,000	China Evergrande Group, Reg S, 12.00%, due 01/22/24 (c)	146,250

	6,800,000	China Evergrande Group, Reg S, 10.50%, due 04/11/24 (c)	76,500

	5,500,000	Scenery Journey Ltd., Reg S, 11.50%, due 10/24/22 (c)	61,875

	1,900,000	Scenery Journey Ltd., Reg S, 13.00%, due 11/06/22 (c)	21,375

	3,300,000	Scenery Journey Ltd., Reg S, 12.00%, due 10/24/23 (c)	37,125

	3,700,000	Scenery Journey Ltd., Reg S, 13.75%, due 11/06/23 (c)	41,625

		Total China	499,500

		Colombia — 4.6%
		Corporate Debt — 0.5%
	3,090,000	AI Candelaria Spain SA, Reg S, 5.75%, due 06/15/33	2,709,930
	2,800,000	EnfraGen Energia Sur SAU/EnfraGen Chile SpA/EnfraGen Spain SAU, 144A, 8.50%, due 06/30/32	2,885,680
COP	27,461,355,015	PA Autopista Rio Magdalena, Reg S, 6.05%, due 06/15/36	5,725,032

			11,320,642

		Sovereign and Sovereign Agency Issuers — 4.1%
	992,000	Colombia Government International Bonds, 8.38%, due 02/15/27 (e)	1,023,111

Par Value†		Description	Value ($)

		Colombia — continued
		Sovereign and Sovereign Agency Issuers — continued
	2,800,000	Colombia Government International Bonds, 11.85%, due 03/09/28 (e)	3,164,918
	8,790,000	Colombia Government International Bonds, 4.13%, due 02/22/42	6,091,470
	60,600,000	Colombia Government International Bonds, 5.63%, due 02/26/44	48,252,750
	21,970,000	Colombia Government International Bonds, 5.00%, due 06/15/45	16,010,637
	8,000,000	Colombia Government International Bonds, 5.20%, due 05/15/49	5,864,000
	6,350,000	Ecopetrol SA, 8.38%, due 01/19/36	6,421,120
	12,020,000	Ecopetrol SA, 5.88%, due 05/28/45	8,870,760
COP	18,236,000,000	Empresas Publicas de Medellin ESP, Reg S, 8.38%, due 11/08/27	4,157,749

			99,856,515

		Total Colombia	111,177,157

		Congo Republic (Brazzaville) — 0.9%
		Sovereign and Sovereign Agency Issuers — 0.9%
	25,202,512	Congolese International Bonds, Reg S, Step Up, 6.00%, due 06/30/29 (a)	22,934,286

		CostaRica — 1.3%
		Sovereign and Sovereign Agency Issuers — 1.3%
	2,680,000	Costa Rica Government International Bonds, Reg S, 6.55%, due 04/03/34	2,838,790
	7,860,000	Costa Rica Government International Bonds, Reg S, 7.00%, due 04/04/44	8,139,030
	18,931,000	Costa Rica Government International Bonds, Reg S, 7.16%, due 03/12/45	19,958,007

		Total Costa Rica	30,935,827

		Cote D’Ivoire — 0.6%
		Sovereign and Sovereign Agency Issuers — 0.6%
EUR	16,550,000	Ivory Coast Government International Bonds, Reg S, 6.63%, due 03/22/48	15,628,686

		Czech Republic — 0.2%
		Sovereign and Sovereign Agency Issuers — 0.2%
	4,058,000	CEZ AS, Reg S, 5.63%, due 04/03/42	3,636,420

		Dominican Republic — 1.8%
		Corporate Debt — 0.1%
	3,375,000	Polaris Renewable Energy, Inc., 9.50%, due 12/03/29	3,474,141

		Sovereign and Sovereign Agency Issuers — 1.7%
DOP	273,000,000	Dominican Republic Central Bank Notes, 144A, 13.00%, due 01/30/26	4,387,255
DOP	60,500,000	Dominican Republic International Bonds, Reg S, 13.63%, due 02/03/33	1,147,876
DOP	230,000,000	Dominican Republic International Bonds, Reg S, 10.75%, due 06/01/36	3,892,118

5	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Par Value†	Description	Value ($)

	Dominican Republic — continued
	Sovereign and Sovereign Agency Issuers — continued
1,000,000	Dominican Republic International Bonds, Reg S, 5.30%, due 01/21/41	880,875
35,654,000	Dominican Republic International Bonds, Reg S, 5.88%, due 01/30/60	30,733,748

		41,041,872

	Total Dominican Republic	44,516,013

	Ecuador — 3.1%
	Sovereign and Sovereign Agency Issuers — 3.1%
5,546,892	Ecuador Government International Bonds, Reg S, Zero Coupon, due 07/31/30 (b)	4,164,329
27,126,250	Ecuador Government International Bonds, Reg S, Step Up, 6.90%, due 07/31/30	24,440,751
45,213,988	Ecuador Government International Bonds, Reg S, Step Up, 6.90%, due 07/31/35	34,136,561
16,603,750	Ecuador Government International Bonds, Reg S, Step Up, 5.00%, due 07/31/40	10,744,418
2,048,958	Ecuador Social Bonds SARL, Reg S, Zero Coupon, due 01/30/35	1,462,894

	Total Ecuador	74,948,953

	Egypt — 3.2%
	Sovereign and Sovereign Agency Issuers — 3.2%
21,270,000	Egypt Government International Bonds, Reg S, 8.50%, due 01/31/47	17,650,697
21,800,000	Egypt Government International Bonds, Reg S, 8.70%, due 03/01/49	18,386,992
17,830,000	Egypt Government International Bonds, Reg S, 8.88%, due 05/29/50	15,189,020
31,764,000	Egypt Government International Bonds, Reg S, 8.15%, due 11/20/59	24,974,445

	Total Egypt	76,201,154

	El Salvador — 0.8%
	Sovereign and Sovereign Agency Issuers — 0.8%
22,050,000	El Salvador Government International Bonds, Reg S, 7.12%, due 01/20/50	18,454,527

	Ethiopia — 0.1%
	Sovereign and Sovereign Agency Issuers — 0.1%
2,690,000	Ethiopia International Bonds, Reg S, 6.63%, due 12/11/24 (c)	2,474,800

	Gabon — 0.6%
	Sovereign and Sovereign Agency Issuers — 0.6%
1,900,000	Gabon Blue Bond Master Trust, Reg S, 6.10%, due 08/01/38	1,921,318
5,800,000	Gabon Government International Bonds, Reg S, 6.63%, due 02/06/31	4,737,904
9,600,000	Gabon Government International Bonds, Reg S, 7.00%, due 11/24/31	7,821,024

	Total Gabon	14,480,246

Par Value†	Description	Value ($)

	Ghana — 2.0%
	Sovereign and Sovereign Agency Issuers — 2.0%
1,264,000	Ghana Government International Bonds, Reg S, Zero Coupon, due 07/03/26 (b)	1,213,440
18,118,000	Ghana Government International Bonds, Step Up, Reg S, 5.00%, due 07/03/29	17,325,337
4,069,108	Ghana Government International Bonds, Reg S, Zero Coupon, due 01/03/30	3,412,964
27,492,000	Ghana Government International Bonds, Step Up, Reg S, 5.00%, due 07/03/35	22,440,345
6,469,920	Saderea DAC, Reg S, 12.50%, due 11/30/26 (c)	4,850,111

	Total Ghana	49,242,197

	Grenada — 0.1%
	Sovereign and Sovereign Agency Issuers — 0.1%
3,638,684	Grenada Government International Bonds, Reg S, 7.00%, due 05/12/30	3,503,543

	Guatemala — 1.3%
	Sovereign and Sovereign Agency Issuers — 1.3%
3,315,000	Guatemala Government Bonds, Reg S, 8.13%, due 10/06/34	3,750,923
4,860,000	Guatemala Government Bonds, Reg S, 6.60%, due 06/13/36	5,078,700
3,730,000	Guatemala Government Bonds, 144A, 6.25%, due 08/15/36	3,816,063
4,600,000	Guatemala Government Bonds, Reg S, 4.65%, due 10/07/41	3,753,600
16,700,000	Guatemala Government Bonds, Reg S, 6.13%, due 06/01/50	15,518,475

	Total Guatemala	31,917,761

	Honduras — 0.1%
	Sovereign and Sovereign Agency Issuers — 0.1%
2,450,000	Honduras Government International Bonds, Reg S, 5.63%, due 06/24/30 (b)	2,347,100

	Hungary — 2.2%
	Sovereign and Sovereign Agency Issuers — 2.2%
2,980,000	Hungary Government International Bonds, 144A, 6.00%, due 09/26/35	3,053,576
32,750,000	Hungary Government International Bonds, Reg S, 5.50%, due 03/26/36	32,192,268
22,400,000	Hungary Government International Bonds, Reg S, 3.13%, due 09/21/51	13,496,000
4,250,000	Hungary Government International Bonds, 144A, 6.75%, due 09/23/55	4,377,500

	Total Hungary	53,119,344

	India — 0.9%
	Corporate Debt — 0.9%
16,088,544	Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, Reg S, 6.70%, due 03/12/42 (b)	15,123,231

See accompanying notes to the financial statements.	6

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Par Value†	Description	Value ($)

	India — continued
	Corporate Debt — continued
8,851,000	Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharashtra, Reg S, 4.63%, due 10/15/39	7,257,820

	Total India	22,381,051

	Indonesia — 0.7%
	Corporate Debt — 0.1%
2,809,200	LLPL Capital Pte. Ltd., Reg S, 6.88%, due 02/04/39	2,904,011

	Sovereign and Sovereign Agency Issuers — 0.6%
6,500,000	Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, Reg S, 5.80%, due 05/15/50	6,280,625
2,800,000	Indonesia Government International Bonds, 4.85%, due 01/11/33	2,819,600
3,391,000	Indonesia Government International Bonds, 5.45%, due 09/20/52	3,281,640
2,800,000	Perusahaan Penerbit SBSN Indonesia III, Reg S, 4.70%, due 06/06/32	2,804,900

		15,186,765

	Total Indonesia	18,090,776

	Iraq — 0.4%
	Corporate Debt — 0.4%
9,350,000	Pearl Petroleum Co. Ltd., Reg S, 13.00%, due 05/15/28	10,033,766

	Israel — 1.1%
	Sovereign and Sovereign Agency Issuers — 1.1%
13,983,000	Israel Electric Corp. Ltd., Reg S, 8.10%, due 12/15/96	18,372,124
11,550,000	State of Israel, Reg S, 3.80%, due 05/13/60	7,444,206

	Total Israel	25,816,330

	Jamaica — 1.0%
	Corporate Debt — 0.9%
21,100,000	NCB Financial Group Ltd., 144A, 11.00%, due 07/31/30 (a)	20,994,500

	Sovereign and Sovereign Agency Issuers — 0.1%
2,675,000	Jamaica Government International Bonds, 7.88%, due 07/28/45	3,156,968

	Total Jamaica	24,151,468

	Jordan — 1.0%
	Sovereign and Sovereign Agency Issuers — 1.0%
25,745,000	Jordan Government International Bonds, Reg S, 7.38%, due 10/10/47	23,878,487

Par Value†		Description	Value ($)

		Kazakhstan — 0.6%
		Sovereign and Sovereign Agency Issuers — 0.6%
	5,000,000	Kazakhstan Government International Bonds, 144A, 5.50%, due 07/01/37	5,059,700
	9,680,000	KazMunayGas National Co. JSC, Reg S, 6.38%, due 10/24/48	9,262,502

		Total Kazakhstan	14,322,202

		Kenya — 1.4%
		Sovereign and Sovereign Agency Issuers — 1.4%
	10,900,000	Republic of Kenya Government International Bonds, Reg S, 9.50%, due 03/05/36	10,773,996
	27,074,000	Republic of Kenya Government International Bonds, Reg S, 8.25%, due 02/28/48 (b)	23,270,103

		Total Kenya	34,044,099

		Kyrgyzstan — 0.2%
		Sovereign and Sovereign Agency Issuers — 0.2%
	3,860,000	Kyrgyz Republic International Bonds, 144A, 7.75%, due 06/03/30	3,884,125

		Latvia — 0.3%
		Sovereign and Sovereign Agency Issuers — 0.3%
	6,850,000	Latvia Government International Bonds, Reg S, 5.13%, due 07/30/34	6,968,505

		Lebanon — 1.1%
		Sovereign and Sovereign Agency Issuers — 1.1%
	6,200,000	Lebanon Government International Bonds, Reg S, 6.85%, due 03/23/27 (c)	1,212,100
	5,047,000	Lebanon Government International Bonds, Reg S, 7.00%, due 03/20/28 (b) (c)	986,689
	55,005,000	Lebanon Government International Bonds, Reg S, 7.15%, due 11/20/31 (c)	10,808,482
	13,300,000	Lebanon Government International Bonds, Reg S, 8.20%, due 05/17/33 (c)	2,613,450
	51,714,000	Lebanon Government International Bonds, Reg S, 8.25%, due 05/17/34 (b) (c)	10,161,801

		Total Lebanon	25,782,522

		Mexico — 6.8%
		Corporate Debt — 0.5%
	3,300,000	Braskem Idesa SAPI, Reg S, 7.45%, due 11/15/29	2,376,594
	12,640,000	Braskem Idesa SAPI, Reg S, 6.99%, due 02/20/32 (b)	8,687,093

			11,063,687

		Sovereign and Sovereign Agency Issuers — 6.3%
	4,800,000	Comision Federal de Electricidad, Reg S, 5.00%, due 07/30/49	4,018,032
GBP	53,906,000	Mexico Government International Bonds, 5.63%, due 03/19/2114	50,546,164
	4,700,000	Petroleos Mexicanos, Reg S, 6.63% (f)	3,327,600

7	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Par Value†	Description	Value ($)

	Mexico — continued
	Sovereign and Sovereign Agency Issuers — continued
110,500,000	Petroleos Mexicanos, 7.69%, due 01/23/50	94,233,295

		152,125,091

	Total Mexico	163,188,778

	Mongolia — 0.4%
	Sovereign and Sovereign Agency Issuers — 0.4%
8,800,000	Development Bank of Mongolia LLC, Reg S, 8.50%, due 07/03/28	8,932,000

	Montenegro — 0.1%
	Sovereign and Sovereign Agency Issuers — 0.1%
1,200,000	Montenegro Government International Bonds, Reg S, 7.25%, due 03/12/31	1,265,172

	Morocco — 0.2%
	Sovereign and Sovereign Agency Issuers — 0.2%
5,700,000	Morocco Government International Bonds, Reg S, 4.00%, due 12/15/50	3,998,906

	Mozambique — 0.3%
	Sovereign and Sovereign Agency Issuers — 0.3%
9,076,000	Mozambique International Bonds, Reg S, Step Up, 9.00%, due 09/15/31	8,034,983

	Nigeria — 0.9%
	Sovereign and Sovereign Agency Issuers — 0.9%
23,950,000	Nigeria Government International Bonds, Reg S, 8.25%, due 09/28/51	21,121,026

	Oman — 1.3%
	Sovereign and Sovereign Agency Issuers — 1.3%
29,590,000	Oman Government International Bonds, Reg S, 6.75%, due 01/17/48	31,630,316

	Pakistan — 0.6%
	Sovereign and Sovereign Agency Issuers — 0.6%
8,650,000	Pakistan Government International Bonds, Reg S, 7.88%, due 03/31/36 (b)	7,871,500
2,900,000	Pakistan Government International Bonds, Reg S, 8.88%, due 04/08/51	2,544,315
4,426,000	Pakistan Water & Power Development Authority, Reg S, 7.50%, due 06/04/31	4,001,275

	Total Pakistan	14,417,090

	Panama — 1.4%
	Sovereign and Sovereign Agency Issuers — 1.4%
8,937,000	Panama Government International Bonds, 8.13%, due 04/28/34	9,982,361
4,600,000	Panama Government International Bonds, 4.50%, due 04/16/50	3,254,500

Par Value†		Description	Value ($)

		Panama — continued
		Sovereign and Sovereign Agency Issuers — continued
	29,420,000	Panama Government International Bonds, 4.50%, due 04/01/56	20,200,507

		Total Panama	33,437,368

		Peru — 2.6%
		Corporate Debt — 0.4%
	10,384,164	Peru LNG SRL, Reg S, 5.38%, due 03/22/30	9,872,744

		Sovereign and Sovereign Agency Issuers — 2.2%
	4,260,000	Peru Government International Bonds, 5.50%, due 03/30/36	4,302,600
	10,800,000	Peru Government International Bonds, 3.60%, due 01/15/72	6,574,500
	63,145,000	Petroleos del Peru SA, Reg S, 5.63%, due 06/19/47	42,843,882

			53,720,982

		Total Peru	63,593,726

		Philippines — 0.5%
		Sovereign and Sovereign Agency Issuers — 0.5%
	3,500,000	Bangko Sentral ng Pilipinas International Bonds, 8.60%, due 06/15/97 (e)	4,916,850
	10,400,000	Philippines Government International Bonds, 3.20%, due 07/06/46	7,384,000

		Total Philippines	12,300,850

		Poland — 3.3%
		Sovereign and Sovereign Agency Issuers — 3.3%
	36,900,000	Republic of Poland Government International Bonds, 5.13%, due 09/18/34	37,248,705
	30,000,000	Republic of Poland Government International Bonds, 5.38%, due 02/12/35	30,720,000
	1,650,000	Republic of Poland Government International Bonds, 5.50%, due 04/04/53	1,543,756
	11,700,000	Republic of Poland Government International Bonds, 5.50%, due 03/18/54	10,973,547

		Total Poland	80,486,008

		Republic of North Macedonia — 0.3%
		Sovereign and Sovereign Agency Issuers — 0.3%
EUR	6,455,000	North Macedonia Government International Bonds, Reg S, 1.63%, due 03/10/28	7,098,602

		Romania — 3.6%
		Sovereign and Sovereign Agency Issuers — 3.6%
	23,258,000	Romania Government International Bonds, Reg S, 6.38%, due 01/30/34	23,290,329
	34,450,000	Romania Government International Bonds, Reg S, 5.75%, due 03/24/35	32,690,983
	10,310,000	Romania Government International Bonds, Reg S, 7.50%, due 02/10/37	10,949,220

See accompanying notes to the financial statements.	8

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Par Value†		Description	Value ($)

		Romania — continued
		Sovereign and Sovereign Agency Issuers — continued
EUR	4,500,000	Romania Government International Bonds, Reg S, 2.88%, due 04/13/42	3,356,150
	10,350,000	Romania Government International Bonds, Reg S, 5.13%, due 06/15/48	8,115,849
EUR	2,000,000	Romania Government International Bonds, Reg S, 3.38%, due 01/28/50	1,456,162
	12,460,000	Romania Government International Bonds, Reg S, 4.00%, due 02/14/51	7,989,975

		Total Romania	87,848,668

		Russia — 0.0%
		Sovereign and Sovereign Agency Issuers — 0.0%
	6,870,000	GTLK Europe Capital DAC, Reg S, 4.65%, due 03/10/27 (c) (e) (g)	3,435
	5,200,000	GTLK Europe Capital DAC, Reg S, 4.80%, due 02/26/28 (c) (e) (g)	2,600
	6,800,000	GTLK Europe Capital DAC, Reg S, 4.35%, due 02/27/29 (c) (e) (g)	3,400
	20,000,000	Russia Foreign Bonds - Eurobond, 144A, 5.10%, due 03/28/35 (c) (e) (g)	10,000
	6,400,000	Russia Foreign Bonds - Eurobond, Reg S, 5.10%, due 03/28/35 (c) (e) (g)	3,200

		Total Russia	22,635

		Rwanda — 0.2%
		Sovereign and Sovereign Agency Issuers — 0.2%
	5,350,000	Rwanda International Government Bonds, Reg S, 5.50%, due 08/09/31	4,694,625

		Saudi Arabia — 2.1%
		Corporate Debt — 0.4%
	9,696,115	ACWA Power Management & Investments One Ltd., Reg S, 5.95%, due 12/15/39	9,737,323

		Sovereign and Sovereign Agency Issuers — 1.7%
	8,900,000	Saudi Government International Bonds, Reg S, 4.63%, due 10/04/47	7,524,950
	8,400,000	Saudi Government International Bonds, Reg S, 5.00%, due 01/18/53	7,295,400
	11,440,000	Saudi Government International Bonds, Reg S, 3.75%, due 01/21/55	7,927,920
	28,600,000	Saudi Government International Bonds, Reg S, 3.45%, due 02/02/61	17,908,176

			40,656,446

		Total Saudi Arabia	50,393,769

		Senegal — 0.4%
		Sovereign and Sovereign Agency Issuers — 0.4%
EUR	2,400,000	Senegal Government International Bonds, Reg S, 4.75%, due 03/13/28 (b)	2,466,448
	13,050,000	Senegal Government International Bonds, Reg S, 6.75%, due 03/13/48	8,290,796

		Total Senegal	10,757,244

Par Value†		Description	Value ($)

		Serbia — 0.7%
		Sovereign and Sovereign Agency Issuers — 0.7%
	9,500,000	Serbia International Bonds, Reg S, 6.00%, due 06/12/34	9,728,000
EUR	8,100,000	Serbia International Bonds, Reg S, 2.05%, due 09/23/36	7,305,573

		Total Serbia	17,033,573

		South Africa — 2.0%
		Sovereign and Sovereign Agency Issuers — 2.0%
ZAR	150,350,000	Eskom Holdings, Zero Coupon, due 12/31/32	2,907,789
	51,390,000	Republic of South Africa Government International Bonds, 5.75%, due 09/30/49	39,000,642
	4,130,000	Transnet, Reg S, 8.25%, due 02/06/28	4,327,724
ZAR	20,200,000	Transnet, Reg S, 13.50%, due 04/18/28	1,162,302

		Total South Africa	47,398,457

		Sri Lanka — 1.5%
		Sovereign and Sovereign Agency Issuers — 1.5%
	4,621,404	Sri Lanka Government International Bonds, Reg S, 4.00%, due 04/15/28 (b)	4,396,110
	2,817,885	Sri Lanka Government International Bonds, Step Up, 144A, 3.10%, due 01/15/30 (b)	2,595,977
	12,196,276	Sri Lanka Government International Bonds, Step Up, Reg S, 3.35%, due 03/15/33	10,138,155
	8,235,292	Sri Lanka Government International Bonds, Step Up, Reg S, 3.60%, due 06/15/35	5,880,429
	5,715,484	Sri Lanka Government International Bonds, Step Up, 144A, 3.60%, due 05/15/36 (b)	4,786,718
	11,435,771	Sri Lanka Government International Bonds, Step Up, Reg S, 3.60%, due 02/15/38	9,598,183

		Total Sri Lanka	37,395,572

		SupraNational — 0.3%
		Sovereign and Sovereign Agency Issuers — 0.3%
NGN	1,891,000,000	Asian Development Bank, 20.00%, due 03/27/26	1,227,217
NGN	3,450,000,000	European Bank for Reconstruction & Development, 21.00%, due 07/21/26	2,227,468
NGN	4,325,000,000	European Bank for Reconstruction & Development, 22.50%, due 07/31/26	2,846,617

		Total SupraNational	6,301,302

		Suriname — 0.9%
		Sovereign and Sovereign Agency Issuers — 0.9%
	13,009,668	Suriname Government International Bonds, Reg S, 7.95%, due 07/15/33 (b)	12,928,358
	8,195,000	Suriname Government International Bonds, Reg S, Variable Rate, 9.00%, due 12/31/50 (b)	9,498,005

		Total Suriname	22,426,363

9	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Par Value†		Description	Value ($)

		Tajikistan — 0.2%
		Sovereign and Sovereign Agency Issuers — 0.2%
	4,811,667	Republic of Tajikistan International Bonds, Reg S, 7.13%, due 09/14/27	4,763,550

		Trinidad And Tobago — 1.2%
		Sovereign and Sovereign Agency Issuers — 1.2%
	6,433,000	Heritage Petroleum Co. Ltd., Reg S, 9.00%, due 08/12/29	6,643,552
	15,776,000	Port of Spain Waterfront Development, Reg S, 7.88%, due 02/ 19/40	15,695,937
	5,822,000	Telecommunications Services of Trinidad & Tobago Ltd., Reg S, 8.88%, due 10/18/29	5,892,970

		Total Trinidad And Tobago	28,232,459

		Tunisia — 1.6%
		Sovereign and Sovereign Agency Issuers — 1.6%
JPY	5,411,700,000	Tunisian Republic, 4.30%, due 08/02/30 (a)	32,038,236
JPY	380,000,000	Tunisian Republic, 4.20%, due 03/17/31 (a)	2,230,275
JPY	730,000,000	Tunisian Republic, 3.50%, due 02/03/33	3,918,121

		Total Tunisia	38,186,632

		Turkey — 4.0%
		Corporate Debt — 1.6%
	40,100,000	Zorlu Enerji Elektrik Uretim AS, Reg S, 11.00%, due 04/23/30	38,348,031

		Sovereign and Sovereign Agency Issuers — 2.4%
	27,700,000	Turkiye Government International Bonds, 4.88%, due 04/16/43	20,179,450
	50,713,000	Turkiye Government International Bonds, 5.75%, due 05/11/47	39,289,897

			59,469,347

		Total Turkey	97,817,378

		Ukraine — 1.5%
		Sovereign and Sovereign Agency Issuers — 1.5%
	5,000,000	NPC Ukrenergo, Reg S, 6.88%, due 11/09/28 (c)	4,007,400
	2,211,014	Ukraine Government International Bonds, Step Up, 144A, Zero Coupon, due 02/01/30 (b)	1,116,562
	18,426,157	Ukraine Government International Bonds, Step Up, Reg S, 3.00%, due 02/01/34	7,324,397
	4,022,412	Ukraine Government International Bonds, Step Up, Reg S, 4.50%, due 02/01/34	2,162,046
	7,982,158	Ukraine Government International Bonds, Step Up, Reg S, 3.00%, due 02/01/35	4,130,767
	13,555,124	Ukraine Government International Bonds, Step Up, Reg S, 4.50%, due 02/01/35	7,218,104
	5,818,464	Ukraine Government International Bonds, Step Up, Reg S, 3.00%, due 02/01/36	2,996,509
	14,953,917	Ukraine Government International Bonds, Step Up, Reg S, 4.50%, due 02/01/36	7,888,191

Par Value†	Description	Value ($)

	Ukraine — continued
	Sovereign and Sovereign Agency Issuers — continued
211,141	Ukraine Railways Via Rail Capital Markets PLC, Reg S, 7.88%, due 07/15/28 (c)	154,133

	Total Ukraine	36,998,109

	United Arab Emirates — 1.1%
	Sovereign and Sovereign Agency Issuers — 1.1%
12,700,000	Abu Dhabi Government International Bonds, Reg S, 3.13%, due 09/30/49	8,822,118
10,300,000	Finance Department Government of Sharjah, Reg S, 4.00%, due 07/28/50	6,744,440
16,400,000	Finance Department Government of Sharjah, Reg S, 4.38%, due 03/10/51	11,382,584

	Total United Arab Emirates	26,949,142

	United States — 2.2%
	Asset-Backed Securities — 0.2%
382,872	CWHEQ Revolving Home Equity Loan Trust, Series 05-F, Class 2A, AMBAC, Variable Rate, 1 mo. USD Term SOFR + 0.35%, 4.72%, due 12/15/35	369,974
16,980	CWHEQ Revolving Home Equity Loan Trust, Series 05-H, Class 2A, FGIC, Variable Rate, 1 mo. USD Term SOFR + 0.35%, 4.72%, due 12/15/35	16,973
320,458	CWHEQ Revolving Home Equity Loan Trust, Series 06-D, Class 2A, XLCA, Variable Rate, 1 mo. USD Term SOFR + 0.31%, 4.68%, due 05/15/36	308,119
5,605,171	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, Variable Rate, 1 mo. USD Term SOFR + 0.26%, 4.59%, due 11/25/36	1,771,173
5,655,668	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A4, Variable Rate, 1 mo. USD Term SOFR + 0.33%, 4.66%, due 11/25/36	1,787,201
2,866,523	WaMu Asset-Backed Certificates WaMu Trust, Series 07-HE2, Class 2A4, Variable Rate, 1 mo. USD Term SOFR + 0.47%, 5.16%, due 04/25/37	1,030,396

		5,283,836

	U.S. Government — 2.0%
15,000,000	U.S. Treasury Bonds, 4.25%, due 08/15/54 (h)	13,420,312
1,900,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.10%, 4.24%, due 01/31/27	1,899,406
23,100,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 4.30%, due 04/30/27	23,097,188
8,300,000	U.S. Treasury Notes, 3.88%, due 11/30/27	8,346,363

		46,763,269

	Total United States	52,047,105

See accompanying notes to the financial statements.	10

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Par Value†		Description	Value ($)

		Uruguay — 0.4%
		Sovereign and Sovereign Agency Issuers — 0.4%
	1,900,000	Oriental Republic of Uruguay, 5.25%, due 09/10/60	1,730,900
UYU	200,000,000	Uruguay Government International Bonds, 9.75%, due 07/20/33	5,471,062
	2,218,000	Uruguay Government International Bonds, 5.10%, due 06/18/50	2,053,868

		Total Uruguay	9,255,830

		Uzbekistan — 1.4%
		Sovereign and Sovereign Agency Issuers — 1.4%
	3,300,000	Jscb Agrobank, Reg S, 9.25%, due 10/02/29	3,531,825
	5,200,000	Republic of Uzbekistan International Bonds, Reg S, 3.70%, due 11/25/30	4,747,496
	600,000	Republic of Uzbekistan International Bonds, Reg S, 6.95%, due 05/25/32 (b)	636,345
	7,200,000	Uzbek Industrial & Construction Bank ATB, Reg S, 8.95%, due 07/24/29	7,683,624
	9,850,000	Uzbekneftegaz JSC, Reg S, 4.75%, due 11/16/28	9,289,634
	7,100,000	Uzbekneftegaz JSC, 144A, 8.75%, due 05/07/30	7,514,625

		Total Uzbekistan	33,403,549

		Venezuela — 3.9%
		Sovereign and Sovereign Agency Issuers — 3.9%
	101,165,000	C.A. La Electricidad de Caracas, Reg S, 8.50%, due 04/10/18 (a) (c)	7,334,462
	137,200,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 05/16/24 (c)	20,580,000
	14,497,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 11/15/26 (c)	2,183,103
	64,470,000	Petroleos de Venezuela SA, Reg S, 9.75%, due 05/17/35 (c)	10,992,135
	24,228,000	Venezuela Government International Bonds, Reg S, 7.75%, due 10/13/19 (c)	4,118,760
	13,200,000	Venezuela Government International Bonds, Reg S, 6.00%, due 12/09/20 (c)	2,191,200
	29,650,000	Venezuela Government International Bonds, Reg S, 12.75%, due 08/23/22 (c)	6,333,697
	134,093,000	Venezuela Government International Bonds, Reg S, 9.00%, due 05/07/23 (c)	26,148,135
	59,200,000	Venezuela Government International Bonds, Reg S, 11.95%, due 08/05/31 (c)	13,201,600

		Total Venezuela	93,083,092

		Vietnam — 0.3%
		Sovereign and Sovereign Agency Issuers — 0.3%
	7,318,000	Vietnam Government International Bonds, Variable Rate, 6 mo. USD LIBOR + 0.81%, 5.44%, due 03/13/28	6,988,690

Par Value†		Description	Value ($)

		Zambia — 0.7%
		Sovereign and Sovereign Agency Issuers — 0.7%
	8,898,352	Zambia Government International Bonds,
		Reg S, Step Up, 5.75%, due 06/30/33	8,288,459
	11,943,974	Zambia Government International Bonds,
		Reg S, 0.50%, due 12/31/53	7,959,823

		Total Zambia	16,248,282

		TOTAL DEBT OBLIGATIONS
		(COST $2,548,821,137)	2,260,339,641

		LOAN ASSIGNMENTS — 1.0%

		Serbia — 0.6%
	12,400,000	Telekom Srbija AD Beograd, 8.42%, due 06/13/29 (a)	14,361,691

		Turkey — 0.4%
	8,871,428	Meridiam Eastern Europe Investment S.à.r.l Loan Agreement, 8.85%, due 06/23/28 (e)	10,171,109

		TOTAL LOAN ASSIGNMENTS
		(COST $23,987,521)	24,532,800

		LOAN PARTICIPATIONS — 0.1%

		Angola — 0.1%
	2,635,715	Angola Government International Bonds Loan Agreement (Participation via Avenir Issuer II Ireland DAC), Reg S, 6.93%, due 02/19/27 (a)	2,522,168

		Iraq — 0.0%
EUR	280,326	Republic of Iraq Paris Club Loan Agreement (Participation with Credit Suisse), 4.50%, due 12/30/27 (e)	303,352

		Russia — 0.0%
EUR	76,893,500	Russian Foreign Trade Obligations, (Participation with GML International Ltd.) (a) (c) (g)	3

		Sudan — 0.0%
CHF	11,833,578	Republic of Sudan, Loan Agreement, Tranche A (Participation via Abu Dhabi Investment Company) (a) (c)	369,730
CHF	5,155,077	Republic of Sudan, Loan Agreement, Tranche B (Participation via Abu Dhabi Investment Company) (a) (c)	144,959

		Total Sudan	514,689

		TOTAL LOAN PARTICIPATIONS
		(COST $23,351,945)	3,340,212

11	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares / Par Value†		Description	Value ($)

		INVESTMENT FUNDS — 0.6%
		Colombia — 0.6%
	9,300,000	Bona Fide Investment Holdings II LLC (e) (i) (j)	13,872,057

		TOTAL INVESTMENT FUNDS
		(COST $9,300,000)	13,872,057

		RIGHTS/WARRANTS — 1.4%

		Argentina — 1.0%
EUR	239,989,675	Argentina Republic Government International Bonds GDP Linked, Variable Rate, Expires 12/15/35 (k)	24,558,418
JPY	1,723,445,000	Argentina Republic Government International Bonds GDP Linked, Variable Rate, Expires 12/15/35 (e) (k)	161,197

		Total Argentina	24,719,615

		Ukraine — 0.4%
	10,646,000	Ukraine Government International Bonds GDP Linked, Variable Rate, Reg S, Expires 08/01/41 (c) (k)	8,144,190

		TOTAL RIGHTS/WARRANTS
		(COST $40,863,566)	32,863,805

		SHORT-TERM INVESTMENTS — 3.5%

		Money Market Funds — 0.2%
	3,785,185	State Street Institutional Treasury Money Market Fund – Premier Class, 4.19% (l)	3,785,185

		Repurchase Agreements — 3.3%
	5,395,000	Barclays Bank PLC Repurchase Agreement, dated 08/29/2025, to be returned on demand at face value plus an effective yield of 4.20%, collateralized by a Angola Government International Bonds, 8.00%, due 11/26/29 and a market value of $6,302,530. (m)	5,395,000
	3,035,245	Morgan Stanley & Co. International PLC Repurchase Agreement, dated 08/29/2025, to be returned on demand at face value plus an effective yield of 4.15%, collateralized by a Republic of Kenya Government International Bonds, 7.25%, due 02/28/28 and a market value of $3,140,393. (m)	3,035,245
	3,038,000	Morgan Stanley & Co. International PLC Repurchase Agreement, dated 08/29/2025, to be returned on demand at face value plus an effective yield of 4.15%, collateralized by a Republic of Kenya Government International Bonds, 7.25%, due 02/28/28 and a market value of $3,140,393. (m)	3,038,000

Par Value†	Description	Value ($)

	Repurchase Agreements — continued
9,312,500	Nomura Securities International, Inc. Repurchase Agreement, dated 08/29/2025, to be returned on demand at face value plus an effective yield of 3.20%, collateralized by a Egypt Government International Bonds, 6.59%, due 02/21/28 and a market value of $10,078,700. (m)	9,312,500
58,999,000	Nomura Securities International, Inc. Repurchase Agreement, dated 08/29/25, maturing on 09/02/25 with a maturity value of $59,027,320 and an effective yield of 4.32%, collateralized by a U.S. Treasury Note with maturity date 10/15/26 and a market value of $60,253,368.	58,999,000

	Total Repurchase Agreements	79,779,745

	TOTAL SHORT-TERM INVESTMENTS
	(COST $83,564,930)	83,564,930

	TOTAL INVESTMENTS — 100.1%
	(Cost $2,729,889,099)	2,418,513,445

	SECURITIES SOLD SHORT — (0.9)%

	Sovereign and Sovereign Agency Issuers — (0.9)%

	Angola — (0.2)%
(6,500,000)	Angola Government International Bonds, 8.00%, due 11/26/29	(6,201,910)

	Egypt — (0.4)%
(10,000,000)	Egypt Government International Bonds, 6.59%, due 02/21/28	(10,082,500)

	Kenya — (0.3)%
(6,200,000)	Republic of Kenya Government International Bonds, 7.25%, due 02/28/28	(6,285,250)

	TOTAL SOVEREIGN AND SOVEREIGN AGENCY ISSUERS (PROCEEDS $20,556,625)	(22,569,660)

	TOTAL SECURITIES SOLD SHORT — (0.9)%
	(PROCEEDS $20,556,625)	(22,569,660)

	Other Assets and Liabilities (net) — 0.8%	21,351,942

	TOTAL NET ASSETS — 100.0%	$2,417,295,727

See accompanying notes to the financial statements.	12

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2025 (Unaudited)

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of August 31, 2025

Bona Fide Investment Holdings II LLC	06/07/23	$9,300,000	0.6%	$13,872,057

GTLK Europe Capital DAC, Reg S, 4.65%, due 03/10/27	04/30/20	6,683,030	0.0%	3,435

GTLK Europe Capital DAC, Reg S, 4.80%, due 02/26/28	03/12/21	5,268,647	0.0%	2,600

GTLK Europe Capital DAC, Reg S, 4.35%, due 02/27/29	01/26/22	5,890,814	0.0%	3,400

Russia Foreign Bonds - Eurobond, 144A, 5.10%, due 03/28/35	03/21/19	20,000,000	0.0%	10,000

Russia Foreign Bonds - Eurobond, Reg S, 5.10%, due 03/28/35	10/11/19	6,773,060	0.0%	3,200

Russian Foreign Trade Obligations, (Participation with GML International Ltd.)	07/12/07	17,524,214	0.0%	3

				$13,894,695

13	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2025 (Unaudited)

A summary of outstanding financial instruments at August 31, 2025 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
10/14/2025	BCLY	EUR	136,300,000	USD	160,273,807	397,815
10/15/2025	BCLY	GBP	37,800,000	USD	51,112,593	4,348
10/14/2025	MSCI	JPY	4,120,100,000	USD	28,395,749	232,260
10/14/2025	DB	USD	4,189,747	EUR	3,580,000	9,491
10/03/2025	JPM	USD	4,777,965	PEN	17,000,000	30,339
10/02/2025	BCLY	USD	14,355,507	TRY	620,000,000	328,805
09/29/2025	DB	USD	5,992,194	ZAR	106,700,000	45,982

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
10/02/2025	JPM	BRL	25,100,000	USD	4,415,438	(179,198)
11/14/2025	MSCI	COP	98,825,000,000	USD	24,064,920	(331,122)
09/10/2025	MSCI	USD	3,666,155	EUR	3,130,000	(2,669)
10/23/2025	MSCI	USD	11,976,167	KRW	16,482,200,000	(77,206)
09/29/2025	MSCI	ZAR	76,700,000	USD	4,273,621	(66,849)

						$ 391,996

Reverse Repurchase Agreements(n)

Face Value		Description	Value ($)
EUR	(1,828,821)	Barclays Bank PLC, 2.20%, dated 04/23/25, (Collateral: Senegal Government International Bonds, Reg S, 4.75%, due 03/13/28), to be repurchased on demand at face value plus accrued interest.	(1,828,821)
USD	(3,001,858)	Barclays Bank PLC, 2.50%, dated 04/24/25, (Collateral: Braskem Idesa SAPI, Reg S, 6.99%, due 02/20/32), to be repurchased on demand at face value plus accrued interest.	(3,001,858)
USD	(13,449,256)	Barclays Bank PLC, 4.00%, dated 05/23/25, (Collateral: Republic of Kenya Government International Bonds, Reg S, 8.25%, due 02/28/48), to be repurchased on demand at face value plus accrued interest.	(13,449,256)
USD	(899,255)	Morgan Stanley & Co. International PLC, 3.85%, dated 11/06/24, (Collateral: Ukraine Government International Bonds, Step Up, 144A, due 02/01/30), to be repurchased on demand at face value plus accrued interest.	(899,255)
USD	(911,420)	Morgan Stanley & Co. International PLC, 3.25%, dated 11/13/24, (Collateral: Bolivia Government International Bonds, Reg S, 4.50%, due 03/20/28), to be repurchased on demand at face value plus accrued interest.	(911,420)
USD	(4,527,927)	Morgan Stanley & Co. International PLC, 3.85%, dated 01/24/25, (Collateral: Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, Reg S, 6.70%, due 03/12/42), to be repurchased on demand at face value plus accrued interest.	(4,527,927)
USD	(1,180,736)	Morgan Stanley & Co. International PLC, 3.25%, dated 02/13/25, (Collateral: Bolivia Government International Bonds, Reg S, 4.50%, due 03/20/28), to be repurchased on demand at face value plus accrued interest.	(1,180,736)
USD	(1,791,802)	Morgan Stanley & Co. International PLC, 3.25%, dated 02/19/25, (Collateral: Bolivia Government International Bonds, Reg S, 4.50%, due 03/20/28), to be repurchased on demand at face value plus accrued interest.	(1,791,802)
USD	(5,870,384)	Morgan Stanley & Co. International PLC, 3.90%, dated 03/13/25, (Collateral: Bahrain Government International Bonds, Reg S, 6.25%, due 01/25/51), to be repurchased on demand at face value plus accrued interest.	(5,870,384)
USD	(303,035)	Morgan Stanley & Co. International PLC, 3.25%, dated 03/26/25, (Collateral: Bolivia Government International Bonds, Reg S, 4.50%, due 03/20/28), to be repurchased on demand at face value plus accrued interest.	(303,035)
USD	(629,228)	Morgan Stanley & Co. International PLC, 3.00%, dated 03/26/25, (Collateral: Lebanon Government International Bonds, Reg S, 7.00%, due 03/20/28), to be repurchased on demand at face value plus accrued interest.	(629,228)
USD	(836,734)	Morgan Stanley & Co. International PLC, 3.00%, dated 04/01/25, (Collateral: Lebanon Government International Bonds, Reg S, 8.25%, due 05/17/34), to be repurchased on demand at face value plus accrued interest.	(836,734)
USD	(128,763)	Morgan Stanley & Co. International PLC, 3.00%, dated 04/08/25, (Collateral: Lebanon Government International Bonds, Reg S, 8.25%, due 05/17/34), to be repurchased on demand at face value plus accrued interest.	(128,763)
USD	(2,015,194)	Morgan Stanley & Co. International PLC, 1.74%, dated 04/09/25, (Collateral: Honduras Government International Bonds, Reg S, 5.63%, due 06/24/30), to be repurchased on demand at face value plus accrued interest.	(2,015,194)
USD	(3,807,938)	Morgan Stanley & Co. International PLC, 3.90%, dated 04/30/25, (Collateral: Bahrain Government International Bonds, Reg S, 6.25%, due 01/25/51), to be repurchased on demand at face value plus accrued interest.	(3,807,938)
USD	(5,701,381)	Morgan Stanley & Co. International PLC, 3.90%, dated 05/02/25, (Collateral: Bahrain Government International Bonds, Reg S, 6.25%, due 01/25/51), to be repurchased on demand at face value plus accrued interest.	(5,701,381)
USD	(5,128,846)	Morgan Stanley & Co. International PLC, 3.85%, dated 06/26/25, (Collateral: Bahrain Government International Bonds, Reg S, 6.00%, due 09/19/44), to be repurchased on demand at face value plus accrued interest.	(5,128,846)

See accompanying notes to the financial statements.	14

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2025 (Unaudited)

Reverse Repurchase Agreements(n) — continued

Face Value		Description	Value ($)
USD	(690,462)	Morgan Stanley & Co. International PLC, 3.65%, dated 06/26/25, (Collateral: Ghana Government International Bonds, Zero Coupon, due 07/03/26), to be repurchased on demand at face value plus accrued interest.	(690,462)
USD	(361,380)	Morgan Stanley & Co. International PLC, 3.75%, dated 06/26/25, (Collateral: Sri Lanka Government International Bonds, Step Up, 144A, 3.60%, due 05/15/36), to be repurchased on demand at face value plus accrued interest.	(361,380)
USD	(404,994)	Morgan Stanley & Co. International PLC, 3.75%, dated 06/26/25, (Collateral: Sri Lanka Government International Bonds, Step Up, 144A, 3.60%, due 05/15/36), to be repurchased on demand at face value plus accrued interest.	(404,994)
USD	(976,989)	Morgan Stanley & Co. International PLC, 3.65%, dated 06/27/25, (Collateral: Ghana Government International Bonds, Zero Coupon, due 07/03/26), to be repurchased on demand at face value plus accrued interest.	(976,989)
EUR	(1,838,730)	Morgan Stanley & Co. International PLC, 1.55%, dated 07/08/25, (Collateral: Argentina Republic Government International Bonds, Step Up, 4.25%, due 01/09/38), to be repurchased on demand at face value plus accrued interest.	(1,838,730)
USD	(1,891,930)	Morgan Stanley & Co. International PLC, 3.75%, dated 07/14/25, (Collateral: Sri Lanka Government International Bonds, Reg S, 4.00%, due 04/15/28), to be repurchased on demand at face value plus accrued interest.	(1,891,930)
USD	(560,260)	Morgan Stanley & Co. International PLC, 3.75%, dated 07/18/25, (Collateral: Republic of Uzbekistan International Bonds, Reg S, 6.95%, due 05/25/32), to be repurchased on demand at face value plus accrued interest.	(560,260)
USD	(415,106)	Morgan Stanley & Co. International PLC, 3.75%, dated 08/01/25, (Collateral: Pakistan Government International Bonds, Reg S, 7.88%, due 03/31/36), to be repurchased on demand at face value plus accrued interest.	(415,106)
USD	(349,380)	Morgan Stanley & Co. International PLC, 3.25%, dated 08/12/25, (Collateral: Bolivia Government International Bonds, Reg S, 4.50%, due 03/20/28), to be repurchased on demand at face value plus accrued interest.	(349,380)
USD	(692,515)	Morgan Stanley & Co. International PLC, 3.85%, dated 08/13/25, (Collateral: Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, Reg S, 6.70%, due 03/12/42), to be repurchased on demand at face value plus accrued interest.	(692,515)
USD	(3,357,130)	Morgan Stanley & Co. International PLC, 3.85%, dated 08/28/25, (Collateral: Ecuador Government International Bonds, Zero Coupon, due 07/31/30), to be repurchased on demand at face value plus accrued interest.	(3,357,130)
USD	(406,757)	Nomura International PLC, 3.00%, dated 01/29/25, (Collateral: Suriname Government International Bonds, Reg S, Variable Rate, 9.00%, due 12/31/50), to be repurchased on demand at face value plus accrued interest.	(406,757)
USD	(3,625,695)	Nomura International PLC, 3.00%, dated 06/10/25, (Collateral: Suriname Government International Bonds, Reg S, Variable Rate, 9.00%, due 12/31/50), to be repurchased on demand at face value plus accrued interest.	(3,625,695)
USD	(2,417,832)	Nomura International PLC, 3.00%, dated 06/13/25, (Collateral: Suriname Government International Bonds, Reg S, Variable Rate, 9.00%, due 12/31/50), to be repurchased on demand at face value plus accrued interest.	(2,417,832)
USD	(451,663)	Nomura International PLC, 3.50%, dated 07/18/25, (Collateral: Suriname Government International Bonds, Reg S, 7.95%, due 07/15/33), to be repurchased on demand at face value plus accrued interest.	(451,663)

			$(70,453,401)

Average balance outstanding			$(62,823,543)
Average interest rate (net)			(3.85)%
Maximum balance outstanding			$(79,192,918)

15	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2025 (Unaudited)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements.

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Buy Protection^:
CDX.EM.S43	USD	156,600,000	1.00%	N/A	N/A	06/20/2030	Quarterly	$4,391,960	$3,013,924	$(1,378,036)

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Buy Protection^:
Republic of Brazil	MORD	USD	12,700,000	1.00%	0.50%	N/A	12/20/2026	Quarterly	(63,507)	(81,374)	(17,867)
Republic of Colombia	MSCI	USD	45,300,000	1.00%	0.88%	N/A	12/20/2026	Quarterly	(125,808)	(70,963)	54,845
Republic of South Africa Government International Bonds	JPM	USD	34,300,000	1.00%	0.60%	N/A	12/20/2026	Quarterly	(234,411)	(177,655)	56,756
Republic of Egypt	CITI	USD	2,300,000	1.00%	3.28%	N/A	12/20/2027	Quarterly	655,500	112,127	(543,373)
Republic of Egypt	JPM	USD	2,500,000	1.00%	3.28%	N/A	12/20/2027	Quarterly	690,000	121,877	(568,123)
Republic of Egypt	JPM	USD	2,500,000	1.00%	3.28%	N/A	12/20/2027	Quarterly	725,000	121,877	(603,123)
Kingdom of Bahrain	MORD	USD	5,400,000	1.00%	1.12%	N/A	06/20/2028	Quarterly	401,901	17,169	(384,732)
Panama Government International Bonds	CITI	USD	118,200,000	1.00%	1.01%	N/A	06/20/2028	Quarterly	672,243	40,548	(631,695)
Republic of Turkey	MORD	USD	1,600,000	1.00%	1.90%	N/A	06/20/2028	Quarterly	350,661	37,816	(312,845)
Israel Government International Bonds	BOA	USD	9,500,000	1.00%	0.71%	N/A	12/20/2029	Quarterly	211,213	(108,427)	(319,640)
Israel Government International Bonds	JPM	USD	3,800,000	1.00%	0.71%	N/A	12/20/2029	Quarterly	76,239	(43,371)	(119,610)
Republic of South Africa Government International Bonds	MSCI	USD	21,500,000	1.00%	1.57%	N/A	12/20/2029	Quarterly	784,877	485,628	(299,249)
United States of Mexico	MORD	USD	29,400,000	1.00%	0.87%	N/A	12/20/2029	Quarterly	273,879	(146,299)	(420,178)
United States of Mexico	GS	USD	14,700,000	1.00%	1.23%	N/A	09/20/2031	Quarterly	1,940,881	183,279	(1,757,602)

See accompanying notes to the financial statements.	16

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2025 (Unaudited)

Swap Contracts — continued

OTC Credit Default Swaps — continued

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Sell Protection^:

Panama Government International Bonds	CITI	USD	118,200,000	1.00%	15.13%	118,200,000 USD	06/20/2028	Quarterly	(2,251,395)	(1,597,999)	653,396

									$4,107,273	$(1,105,767)	$(5,213,040)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of August 31, 2025, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
USD-SOFR-COMPOUND	4.01%	USD	162,500,000	12/21/2027	Annually	155,081	2,354,243	2,199,162
BRL-CDI	15.00%	BRL	360,784,572	01/02/2029	At Maturity	125,820	4,561,433	4,435,613
2.68%	KRW-CD-KSDA-Bloomberg	KRW	18,467,000,000	03/19/2030	Quarterly	—	(131,587)	(131,587)
2.67%	KRW-CD-KSDA-Bloomberg	KRW	17,153,000,000	03/19/2030	Quarterly	—	(113,643)	(113,643)
2.70%	EURIBOR	EUR	21,700,000	03/20/2034	Semi-Annually	(120,151)	(247,893)	(127,742)
2.80%	THB-THOR	THB	930,000,000	03/20/2034	Quarterly	(86,159)	(3,500,640)	(3,414,481)
USD-SOFR-COMPOUND	4.00%	USD	29,400,000	09/18/2034	Annually	391,697	857,780	466,083
1.10%	JPY-TONA-OIS-COMPOUND	JPY	7,694,000,000	09/19/2034	Annually	(96,110)	1,100,093	1,196,203
ZAR-JIBAR-SAFEX	9.15%	ZAR	257,800,000	03/22/2039	Quarterly	117,720	572,008	454,288
4.10%	USD-SOFR-OIS COMPOUND	USD	12,000,000	09/17/2040	Annually	30,400	(191,275)	(221,675)
2.40%	EURIBOR	EUR	24,600,000	03/20/2054	Semi-Annually	(791,090)	2,955,806	3,746,896
4.60%	GBP-SONIA-COMPOUND	GBP	22,300,000	09/17/2055	Annually	(51,068)	606,157	657,225

						$(323,860)	$8,822,482	$9,146,342

17	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2025 (Unaudited)

Swap Contracts — continued

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
JPMorgan Emerging Markets Bond Index Global Core - Investment Grade	USD-SOFR-OIS COMPOUND	JPM	USD	10,410,000	09/30/2025	At Maturity	$—	$(13,436)	$(13,436)

As of August 31, 2025, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	Investment valued using significant unobservable inputs (Note 2).

(b)	All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements.

(c)	Security is in default.

(d)	Security is backed by the United States International Development Finance Corporation.

(e)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(f)	Perpetual security with no stated maturity date.

(g)	The security is restricted as to resale.

(h)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(i)	Affiliated company (Note 10).

(j)

Private placement security; restricted as to resale. Represents investment in a pool of constitutional obligations of the Colombian government owed to individuals. Share amount represents the Fund’s invested capital.

(k)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.

(l)	The rate disclosed is the 7 day net yield as of August 31, 2025.

(m)	The repurchase agreement has an open maturity date and can be closed by either party on demand.

(n)	Reverse repurchase agreements have an open maturity date and can be closed by either party on demand.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 45.

See accompanying notes to the financial statements.	18

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 72.7%

	Corporate Debt — 25.2%
	Australia — 0.5%
425,000	Fortescue Treasury Pty. Ltd., 144A, 4.50%, due 09/15/27	421,115
250,000	Mineral Resources Ltd., 144A, 8.00%, due 11/01/27	254,457

	Total Australia	675,572

	Canada — 1.7%
425,000	Champion Iron Canada, Inc., 144A, 7.88%, due 07/15/32	443,546
425,000	goeasy Ltd., 144A, 7.38%, due 10/01/30	437,882
450,000	Parkland Corp., 144A, 4.50%, due 10/01/29	437,007
425,000	RB Global Holdings, Inc., 144A, 6.75%, due 03/15/28	435,000
350,000	Sagicor Financial Co. Ltd., 144A, 5.30%, due 05/13/28	349,692
350,000	Superior Plus LP/Superior General Partner, Inc., 144A, 4.50%, due 03/15/29	336,290

	Total Canada	2,439,417

	Finland — 0.3%
400,000	Amer Sports Co., 144A, 6.75%, due 02/16/31	416,950

	France — 0.3%
425,000	Forvia SE, 144A, 8.00%, due 06/15/30	448,176

	Hong Kong — 0.3%
400,000	Melco Resorts Finance Ltd., 144A, 5.38%, due 12/04/29	385,078

	Italy — 0.3%
425,000	Telecom Italia Capital SA, 7.20%, due 07/18/36	449,864

	Japan — 0.2%
300,000	Rakuten Group, Inc., 144A, 9.75%, due 04/15/29	333,283

	Macau — 0.3%
350,000	Wynn Macau Ltd., 144A, 5.13%, due 12/15/29	337,512

	United Kingdom — 0.9%
300,000	180 Medical, Inc., 144A, 3.88%, due 10/15/29	287,743
250,000	Belron U.K. Finance PLC, 144A, 5.75%, due 10/15/29	253,190
425,000	Jaguar Land Rover Automotive PLC,
	144A, 4.50%, due 10/01/27	420,715
269,000	Zegona Finance PLC, 144A, 8.63%, due 07/15/29	286,116

	Total United Kingdom	1,247,764

Par Value†	Description	Value ($)

	Corporate Debt — continued
	United States — 20.4%
425,000	Adient Global Holdings Ltd., 144A, 7.00%, due 04/15/28	437,095
425,000	Adtalem Global Education, Inc., 144A, 5.50%, due 03/01/28	423,216
475,000	Advance Auto Parts, Inc., 3.90%, due 04/15/30	438,151
400,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 144A, 3.50%, due 03/15/29	380,306
400,000	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 144A, 8.63%, due 06/15/29	422,710
300,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 144A, 6.63%, due 02/01/32	310,260
425,000	Arbor Realty SR, Inc., 144A, 7.88%, due 07/15/30	442,427
425,000	Axon Enterprise, Inc., 144A, 6.13%, due 03/15/30	436,654
475,000	Ball Corp., 2.88%, due 08/15/30	429,683
450,000	Boyd Gaming Corp., 144A, 4.75%, due 06/15/31	433,115
350,000	Brandywine Operating Partnership LP, 8.88%, due 04/12/29	380,511
350,000	Burford Capital Global Finance LLC, 144A, 6.25%, due 04/15/28	349,471
350,000	BWX Technologies, Inc., 144A, 4.13%, due 06/30/28	341,917
425,000	California Resources Corp., 144A, 8.25%, due 06/15/29	439,100
400,000	Carnival Corp., 144A, 5.75%, due 08/01/32	406,600
450,000	Charles River Laboratories International, Inc., 144A, 3.75%, due 03/15/29	426,619
425,000	Clearway Energy Operating LLC, 144A, 4.75%, due 03/15/28	420,265
350,000	CNX Resources Corp., 144A, 6.00%, due 01/15/29	350,753
450,000	Constellium SE, 144A, 3.75%, due 04/15/29	426,566
425,000	Credit Acceptance Corp., 144A, 6.63%, due 03/15/30	430,498
450,000	Crowdstrike Holdings, Inc., 3.00%, due 02/15/29	424,096
425,000	Crown Americas LLC, 5.25%, due 04/01/30	430,594
350,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 144A, 8.63%, due 03/15/29	365,857
350,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 144A, 5.88%, due 08/15/27	348,250
400,000	Dycom Industries, Inc., 144A, 4.50%, due 04/15/29	390,199
350,000	Fair Isaac Corp., 144A, 4.00%, due 06/15/28	341,002
450,000	GFL Environmental, Inc., 144A, 4.00%, due 08/01/28	438,741

19	See accompanying notes to the financial statements.

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Par Value†	Description	Value ($)

	Corporate Debt — continued
	United States — continued
450,000	Global Net Lease, Inc., 144A, 4.50%, due 09/30/28	437,413
425,000	Gulfport Energy Operating Corp., 144A, 6.75%, due 09/01/29	434,804
450,000	Hilton Domestic Operating Co., Inc., 144A, 3.75%, due 05/01/29	431,568
400,000	HLF Financing SARL LLC/Herbalife International, Inc., 144A, 12.25%, due 04/15/29	434,012
400,000	Howard Hughes Corp., 144A, 4.13%, due 02/01/29	382,628
875,000	Huntsman International LLC, 4.50%, due 05/01/29	841,849
300,000	Ingevity Corp., 144A, 3.88%, due 11/01/28	287,401
350,000	Iron Mountain, Inc., 144A, 4.50%, due 02/15/31	332,967
75,000	Lamar Media Corp., 3.75%, due 02/15/28	72,922
350,000	Live Nation Entertainment, Inc., 144A, 3.75%, due 01/15/28	340,417
425,000	Match Group Holdings II LLC, 144A, 3.63%, due 10/01/31	383,607
350,000	Moog, Inc., 144A, 4.25%, due 12/15/27	344,528
300,000	Mueller Water Products, Inc., 144A, 4.00%, due 06/15/29	288,449
275,000	Murphy Oil USA, Inc., 144A, 3.75%, due 02/15/31	254,593
400,000	Novelis Corp., 144A, 4.75%, due 01/30/30	384,666
475,000	NRG Energy, Inc., 144A, 3.63%, due 02/15/31	438,145
400,000	Patrick Industries, Inc., 144A, 6.38%, due 11/01/32	405,761
400,000	PTC, Inc., 144A, 4.00%, due 02/15/28	392,004
450,000	Range Resources Corp., 144A, 4.75%, due 02/15/30	438,971
400,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., Reg S, 4.63%, due 04/16/29	359,659
450,000	ROBLOX Corp., 144A, 3.88%, due 05/01/30	427,842
300,000	Royal Caribbean Cruises Ltd., 144A, 4.25%, due 07/01/26	299,441
425,000	SBA Communications Corp., 3.88%, due 02/15/27	417,774
350,000	Seagate Data Storage Technology Pte. Ltd., 144A, 5.75%, due 12/01/34	339,882
300,000	Sealed Air Corp., 144A, 6.88%, due 07/15/33	324,084
475,000	Sensata Technologies, Inc., 144A, 3.75%, due 02/15/31	436,587
350,000	SLM Corp., 3.13%, due 11/02/26	343,125
300,000	Somnigroup International, Inc., 144A, 4.00%, due 04/15/29	288,367
300,000	Spirit AeroSystems, Inc., 144A, 9.38%, due 11/30/29	317,285
400,000	StoneX Group, Inc., 144A, 7.88%, due 03/01/31	422,827
400,000	Talen Energy Supply LLC, 144A, 8.63%, due 06/01/30	427,136

Par Value†	Description	Value ($)

	Corporate Debt — continued
	United States — continued
450,000	TerraForm Power Operating LLC, 144A, 5.00%, due 01/31/28	446,163
425,000	Tidewater, Inc., 144A, 9.13%, due 07/15/30	453,470
225,000	T-Mobile USA, Inc., 6.70%, due 12/15/33	248,834
450,000	TopBuild Corp., 144A, 4.13%, due 02/15/32	419,403
425,000	TransDigm, Inc., 144A, 6.00%, due 01/15/33	429,771
425,000	Travel & Leisure Co., 6.00%, due 04/01/27	430,561
450,000	TTM Technologies, Inc., 144A, 4.00%, due 03/01/29	430,492
450,000	Twilio, Inc., 3.63%, due 03/15/29	429,527
400,000	U.S. Foods, Inc., 144A, 4.63%, due 06/01/30	390,101
450,000	United Rentals North America, Inc., 3.88%, due 02/15/31	423,426
450,000	Vertiv Group Corp., 144A, 4.13%, due 11/15/28	439,260
400,000	Vistra Operations Co. LLC, 144A, 7.75%, due 10/15/31	424,992
425,000	Wayfair LLC, 144A, 7.25%, due 10/31/29	433,342
425,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 144A, 5.25%, due 05/15/27	425,283
400,000	Yum! Brands, Inc., 144A, 4.75%, due 01/15/30	396,741

	Total United States	28,816,736

	Total Corporate Debt	35,550,352

	U.S. Government — 47.5%
2,645,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.10%, 4.24%, due 01/31/27 (a)	2,644,173
64,178,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 4.30%, due 04/30/27 (a)	64,170,187
325,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 4.30%, due 07/31/27 (a)	324,919

	Total U.S. Government	67,139,279

	TOTAL DEBT OBLIGATIONS (COST $102,209,648)	102,689,631

See accompanying notes to the financial statements.	20

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares / Par Value†		Description	Value ($)

		SHORT-TERM INVESTMENTS — 25.5%

		Money Market Funds — 2.0%
	2,825,702	State Street Institutional Treasury Money Market Fund – Premier Class, 4.19% (b)	2,825,702

		Repurchase Agreements — 10.6%
	14,999,269	Nomura Securities International, Inc. Repurchase Agreement, dated 08/29/2025, maturing on 09/02/25 with a maturity value of $15,006,469 and an effective yield of 4.32%, collateralized by a U.S. Treasury Note with maturity date 10/15/26 and a market value of $15,318,166.	14,999,269

		Sovereign and Sovereign Agency Issuers — 12.9%
JPY	2,668,000,000	Japan Treasury Discount Bills, Zero Coupon, due 09/29/25	18,149,217

		TOTAL SHORT-TERM INVESTMENTS (COST $36,249,254)	35,974,188

		TOTAL INVESTMENTS — 98.2% (Cost $138,458,902)	138,663,819
		Other Assets and Liabilities (net) — 1.8%	2,583,052

		TOTAL NET ASSETS — 100.0%	$141,246,871

21	See accompanying notes to the financial statements.

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2025 (Unaudited)

A summary of outstanding financial instruments at August 31, 2025 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold	Currency Purchased	Net Unrealized Appreciation (Depreciation) ($)
09/29/2025	SSB	JPY 2,668,000,000	USD 18,658,261	$450,632

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
23	U.S. Treasury Note 10 Yr. (CBT)	December 2025	2,587,500	22,406
31	U.S. Treasury Note 2 Yr. (CBT)	December 2025	6,464,711	15,094
56	U.S. Treasury Note 5 Yr. (CBT)	December 2025	6,130,250	36,199

			$15,182,461	$73,699

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount		Floating Rate Index	Pay/Receive Floating Rate	Value ($)
Written Options on Credit Default Swaps - Puts
CDX.NA.HY.S44	GS	1.06%	09/17/25	USD	(13,925,000)	Fixed Spread	Pay	(22,083)
CDX.NA.HY.S44	GS	1.07%	10/15/25	USD	(14,225,000)	Fixed Spread	Pay	(89,421)

				Total Written Option on Credit Default Swaps - Puts				(111,504)

						TOTAL WRITTEN OPTIONS
						(Premiums $203,698)		$(111,504)

See accompanying notes to the financial statements.	22

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2025 (Unaudited)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount	Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Sell Protection^:
CDX.NA.HY.44	USD 16,421,000	5.00%	N/A	16,421,000 USD	06/20/2030	Quarterly	$1,210,880	$1,182,805	$(28,075)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of August 31, 2025, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

SOFR	Total Return on iBoxx USD Liquid High Yield Index	JPM	USD	4,778,000	09/22/2025	Quarterly	48	186,454	186,406
SOFR	Total Return on iBoxx USD Liquid High Yield Index	BCLY	USD	3,693,000	09/22/2025	Quarterly	42	128,530	128,488
SOFR	Total Return on iBoxx USD Liquid High Yield Index	JPM	USD	65,772,000	09/22/2025	Quarterly	554	1,876,085	1,875,531

							$644	$2,191,069	$2,190,425

As of August 31, 2025, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 45.

23	See accompanying notes to the financial statements.

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 63.8%

	Belgium — 0.3%
	Corporate Debt — 0.3%
150,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, due 02/01/36	146,392
150,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, due 02/01/46	136,925

	Total Belgium	283,317

	Canada — 0.8%
	Corporate Debt — 0.8%
150,000	CI Financial Corp., 3.20%, due 12/17/30	134,810
100,000	Emera U.S. Finance LP, 4.75%, due 06/15/46	83,332
150,000	Toronto-Dominion Bank, 4.78%, due 12/17/29	153,275
150,000	TransCanada PipeLines Ltd., 4.25%, due 05/15/28	150,093
150,000	TransCanada PipeLines Ltd., 4.10%, due 04/15/30	147,703

	Total Canada	669,213

	Germany — 0.6%
	Corporate Debt — 0.6%
150,000	Deutsche Bank AG, Variable Rate, 3.55%, due 09/18/31	142,250
200,000	Deutsche Bank AG, Variable Rate, 3.04%, due 05/28/32	182,508
150,000	Deutsche Bank AG, Variable Rate, 5.40%, due 09/11/35	151,100

	Total Germany	475,858

	United Kingdom — 0.9%
	Corporate Debt — 0.9%
100,000	BAT Capital Corp., 7.08%, due 08/02/43	110,929
100,000	BAT Capital Corp., 4.54%, due 08/15/47	81,019
150,000	BAT Capital Corp., 7.08%, due 08/02/53	166,685
150,000	Marex Group PLC, 5.83%, due 05/08/28	152,039
100,000	Marex Group PLC, 6.40%, due 11/04/29	103,061
135,000	nVent Finance SARL, 5.65%, due 05/15/33	138,884

	Total United Kingdom	752,617

	United States — 61.2%
	Corporate Debt — 19.6%
150,000	3M Co., 2.25%, due 09/19/26	147,088
150,000	3M Co., 2.88%, due 10/15/27	146,524
150,000	3M Co., 2.38%, due 08/26/29	140,499
100,000	Altria Group, Inc., 6.88%, due 11/01/33	111,808
100,000	Altria Group, Inc., 5.80%, due 02/14/39	102,061
200,000	Altria Group, Inc., 3.40%, due 02/04/41	150,026
150,000	Apple, Inc., 4.38%, due 05/13/45	132,461
200,000	Aptiv Swiss Holdings Ltd., 4.15%, due 05/01/52	144,396

Par Value†	Description	Value ($)

	United States — continued
	Corporate Debt — continued
150,000	Bank of New York Mellon Corp., Variable Rate, 3.44%, due 02/07/28	148,739
150,000	Bank of New York Mellon Corp., Variable Rate, 5.83%, due 10/25/33	160,274
150,000	Bank of New York Mellon Corp., Variable Rate, 6.47%, due 10/25/34	165,778
150,000	Boeing Co., 3.90%, due 05/01/49	109,122
150,000	Boeing Co., 5.93%, due 05/01/60	144,033
150,000	Boeing Co., 7.01%, due 05/01/64	166,197
135,000	BorgWarner, Inc., 4.95%, due 08/15/29	137,686
165,000	BorgWarner, Inc., 5.40%, due 08/15/34	167,890
150,000	Capital One Financial Corp., Variable Rate, 5.82%, due 02/01/34	156,138
150,000	Capital One Financial Corp., Variable Rate, 6.38%, due 06/08/34	161,354
100,000	Capital One Financial Corp., Variable Rate, 7.96%, due 11/02/34	117,008
100,000	Cencora, Inc., 3.45%, due 12/15/27	98,531
100,000	Cencora, Inc., 4.85%, due 12/15/29	102,280
100,000	Cencora, Inc., 2.70%, due 03/15/31	91,642
150,000	CenterPoint Energy Houston Electric LLC, 4.80%, due 03/15/30	153,593
150,000	CenterPoint Energy Houston Electric LLC, 4.95%, due 04/01/33	151,813
150,000	CenterPoint Energy Houston Electric LLC, 5.05%, due 03/01/35	150,697
100,000	Citizens Financial Group, Inc., Variable Rate, 5.84%, due 01/23/30	104,004
150,000	Citizens Financial Group, Inc., Variable Rate, 6.65%, due 04/25/35	163,137
150,000	Coca-Cola Co., 5.40%, due 05/13/64	144,461
150,000	Corning, Inc., 5.35%, due 11/15/48	141,706
200,000	Corning, Inc., 4.38%, due 11/15/57	159,554
200,000	Crown Castle, Inc., 2.25%, due 01/15/31	177,120
200,000	Crown Castle, Inc., 2.10%, due 04/01/31	174,442
150,000	Crown Castle, Inc., 5.20%, due 09/01/34	149,868
150,000	Enbridge Energy Partners LP, 7.38%, due 10/15/45	172,385
100,000	Entergy Louisiana LLC, 5.35%, due 03/15/34	102,930
100,000	Entergy Louisiana LLC, 5.15%, due 09/15/34	101,222
150,000	Estee Lauder Cos., Inc., 4.38%, due 05/15/28	151,031
125,000	Estee Lauder Cos., Inc., 2.60%, due 04/15/30	116,151
100,000	Fox Corp., 6.50%, due 10/13/33	108,855
100,000	Fox Corp., 5.48%, due 01/25/39	98,781
150,000	Fox Corp., 5.58%, due 01/25/49	141,414
150,000	FS KKR Capital Corp., 3.13%, due 10/12/28	137,902
150,000	FS KKR Capital Corp., 6.13%, due 01/15/30	148,973
250,000	GE Capital International Funding Co. Unlimited Co., 4.42%, due 11/15/35	241,943
150,000	General Motors Co., 6.75%, due 04/01/46	155,321

See accompanying notes to the financial statements.	24

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Par Value†	Description	Value ($)

	United States — continued
	Corporate Debt — continued
180,000	General Motors Co., 5.40%, due 04/01/48	158,026
150,000	General Motors Co., 5.95%, due 04/01/49	141,040
150,000	Gilead Sciences, Inc., 2.95%, due 03/01/27	147,675
100,000	Goldman Sachs Group, Inc., Variable Rate, 3.62%, due 03/15/28	98,971
150,000	Goldman Sachs Group, Inc., Variable Rate, 4.22%, due 05/01/29	150,106
150,000	Hasbro, Inc., 3.90%, due 11/19/29	146,373
150,000	Hasbro, Inc., 6.05%, due 05/14/34	156,107
150,000	HCA, Inc., 6.10%, due 04/01/64	144,704
150,000	Howmet Aerospace, Inc., 3.00%, due 01/15/29	144,281
150,000	Jacobs Engineering Group, Inc., 6.35%, due 08/18/28	158,143
125,000	Jacobs Engineering Group, Inc., 5.90%, due 03/01/33	130,748
150,000	JPMorgan Chase & Co., Variable Rate, 4.91%, due 07/25/33	152,084
150,000	Kinder Morgan, Inc., 5.20%, due 06/01/33	151,746
150,000	Kroger Co., 5.00%, due 09/15/34	149,502
150,000	Kroger Co., 5.40%, due 01/15/49	140,071
100,000	Kroger Co., 5.65%, due 09/15/64	93,816
150,000	Las Vegas Sands Corp., 6.00%, due 08/15/29	155,789
150,000	Las Vegas Sands Corp., 6.00%, due 06/14/30	156,369
125,000	Las Vegas Sands Corp., 6.20%, due 08/15/34	129,297
150,000	Lowe’s Cos., Inc., 5.85%, due 04/01/63	145,355
100,000	M&T Bank Corp., Variable Rate, 5.05%, due 01/27/34	99,234
150,000	MasTec, Inc., 5.90%, due 06/15/29	156,680
150,000	Morgan Stanley, Variable Rate, 3.77%, due 01/24/29	148,502
150,000	Morgan Stanley, Variable Rate, 4.43%, due 01/23/30	150,659
150,000	Mylan, Inc., 5.20%, due 04/15/48	120,341
100,000	National Fuel Gas Co., 5.95%, due 03/15/35	103,157
100,000	Netflix, Inc., 4.38%, due 11/15/26	100,597
100,000	Netflix, Inc., 4.88%, due 04/15/28	102,276
100,000	Netflix, Inc., 6.38%, due 05/15/29	107,934
150,000	Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, due 03/15/34	154,659
150,000	Northern Trust Corp., 1.95%, due 05/01/30	136,423
200,000	Omega Healthcare Investors, Inc., 3.38%, due 02/01/31	184,903
150,000	Omega Healthcare Investors, Inc., 3.25%, due 04/15/33	130,534
175,000	Oracle Corp., 4.00%, due 07/15/46	133,432
150,000	Oracle Corp., 6.90%, due 11/09/52	162,402
175,000	Oracle Corp., 5.50%, due 09/27/64	155,197
125,000	Paramount Global, 4.20%, due 05/19/32	116,601
200,000	Paramount Global, 4.95%, due 05/19/50	156,168
150,000	Paychex, Inc., 5.35%, due 04/15/32	155,166

Par Value†	Description	Value ($)

	United States — continued
	Corporate Debt — continued
100,000	Philip Morris International, Inc., 2.75%, due 02/25/26	99,237
150,000	Philip Morris International, Inc., 0.88%, due 05/01/26	146,727
150,000	Philip Morris International, Inc., 4.75%, due 02/12/27	151,358
150,000	Pilgrim’s Pride Corp., 3.50%, due 03/01/32	135,542
100,000	Pilgrim’s Pride Corp., 6.88%, due 05/15/34	109,496
120,000	Polaris, Inc., 6.95%, due 03/15/29	127,050
150,000	RTX Corp., 3.50%, due 03/15/27	148,671
150,000	RTX Corp., 4.45%, due 11/16/38	138,785
150,000	RTX Corp., 4.88%, due 10/15/40	142,253
250,000	Sabra Health Care LP, 3.20%, due 12/01/31	225,892
150,000	Santander Holdings USA, Inc., Variable Rate, 6.17%, due 01/09/30	157,438
150,000	Santander Holdings USA, Inc., Variable Rate, 5.74%, due 03/20/31	155,887
150,000	Santander Holdings USA, Inc., Variable Rate, 6.34%, due 05/31/35	159,397
50,000	Simon Property Group LP, 5.85%, due 03/08/53	49,951
165,000	Synchrony Financial, Variable Rate, 6.00%, due 07/29/36	166,771
150,000	Synovus Financial Corp., Variable Rate, 6.17%, due 11/01/30	156,024
150,000	Take-Two Interactive Software, Inc., 4.95%, due 03/28/28	152,849
150,000	Tapestry, Inc., 5.10%, due 03/11/30	153,307
150,000	Tapestry, Inc., 5.50%, due 03/11/35	151,626
150,000	Targa Resources Corp., 6.50%, due 02/15/53	153,291
100,000	TC PipeLines LP, 3.90%, due 05/25/27	99,423
195,000	Utah Acquisition Sub, Inc., 5.25%, due 06/15/46	159,165
150,000	Ventas Realty LP, 4.40%, due 01/15/29	150,453
100,000	Ventas Realty LP, 3.00%, due 01/15/30	94,562
100,000	Ventas Realty LP, 5.63%, due 07/01/34	103,434
100,000	VeriSign, Inc., 2.70%, due 06/15/31	90,131
150,000	VeriSign, Inc., 5.25%, due 06/01/32	152,967
100,000	VMware LLC, 1.40%, due 08/15/26	97,230
150,000	VMware LLC, 3.90%, due 08/21/27	149,155
150,000	VMware LLC, 1.80%, due 08/15/28	140,292
200,000	Walmart, Inc., 2.50%, due 09/22/41	140,953
150,000	Walmart, Inc., 4.05%, due 06/29/48	122,907
150,000	Westinghouse Air Brake Technologies Corp., 5.61%, due 03/11/34	155,676
150,000	Williams Cos., Inc., 5.15%, due 03/15/34	150,376

		16,462,182

	U.S. Government — 21.4%
424,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.25%, 4.39%, due 01/31/26	424,257

25	See accompanying notes to the financial statements.

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Par Value†/ Shares	Description	Value ($)

	United States — continued
	U.S. Government — continued
16,451,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 4.30%, due 04/30/27 (a)	16,448,997
1,080,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 4.30%, due 07/31/27	1,079,731

		17,952,985

	U.S. Government Agency — 20.2%
4,800,000	Government National Mortgage Association, TBA, 3.50%, due 09/20/55	4,368,211
10,100,000	Uniform Mortgage-Backed Security, TBA, 3.00%, due 09/01/55	8,748,697
3,750,000	Uniform Mortgage-Backed Security, TBA, 5.50%, due 09/01/54	3,771,111

		16,888,019

	Total United States	51,303,186

	TOTAL DEBT OBLIGATIONS (COST $53,112,177)	53,484,191

	INVESTMENT FUNDS — 22.7%

	United States — 22.7%
196,141	GMO Emerging Country Debt Fund, Class VI (b)	4,268,023
602,517	GMO Opportunistic Income Fund, Class VI (b)	14,719,485

	Total United States	18,987,508

	TOTAL INVESTMENT FUNDS (COST $21,061,149)	18,987,508

	SHORT-TERM INVESTMENTS — 32.9%

	Repurchase Agreements — 29.9%
24,999,116	Nomura Securities International, Inc. Repurchase Agreement, dated 08/29/25 , maturing on 09/02/25 with a maturity value of $25,011,116 and an effective yield of 4.32%, collateralized by a U.S. Treasury Note with maturity date 10/15/26 and a market value of $25,530,619.	24,999,116

Shares	Description	Value ($)

	Money Market Funds — 3.0%
2,505,555	State Street Institutional Treasury Money Market Fund – Premier Class, 4.19% (c)	2,505,555

	TOTAL SHORT-TERM INVESTMENTS (COST $27,504,671)	27,504,671

	TOTAL INVESTMENTS — 119.4% (Cost $101,677,997)	99,976,370
	Other Assets and Liabilities (net) — (19.4%)	(16,222,432)

	TOTAL NET ASSETS — 100.0%	$83,753,938

See accompanying notes to the financial statements.	26

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2025 (Unaudited)

A summary of outstanding financial instruments at August 31, 2025 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
09/12/2025	BOA	CAD	1,440,000	USD	1,058,102	9,062
10/15/2025	MSCI	CHF	1,503,976	USD	1,910,004	20,613
09/24/2025	CITI	INR	12,000,000	USD	136,608	713
09/24/2025	GS	INR	2,000,000	USD	22,959	310
09/24/2025	MSCI	INR	4,000,000	USD	45,563	264
09/24/2025	SSB	INR	19,000,000	USD	218,102	2,934
10/14/2025	SSB	JPY	14,000,000	USD	95,765	66
11/14/2025	CITI	NZD	220,000	USD	130,667	539
11/14/2025	MSCI	NZD	1,520,000	USD	905,373	6,307
11/20/2025	SSB	PLN	1,100,000	USD	301,550	30
09/22/2025	GS	RON	450,000	USD	103,713	58
10/21/2025	SSB	SGD	520,000	USD	406,909	59
10/14/2025	CITI	TWD	45,600	USD	1,596	97
11/12/2025	JPM	USD	136,335	AUD	210,000	1,259
10/02/2025	JPM	USD	336,641	BRL	1,913,667	13,662
11/14/2025	CITI	USD	20,685	CLP	20,000,000	3
11/14/2025	MSCI	USD	389,617	COP	1,600,000,000	5,361
10/15/2025	CITI	USD	28,140	CZK	600,000	593
10/15/2025	DB	USD	38,011	CZK	800,000	299
11/14/2025	MSCI	USD	328,202	EUR	280,000	851
10/15/2025	CITI	USD	80,799	GBP	60,000	326
10/15/2025	MSCI	USD	201,373	GBP	150,000	1,437
11/19/2025	MSCI	USD	58,572	HUF	20,000,000	197
10/14/2025	DB	USD	415,142	JPY	61,000,000	1,832
11/14/2025	MSCI	USD	126,914	KRW	175,778,325	156
10/15/2025	MSCI	USD	42,102	MXN	800,000	571
10/15/2025	SSB	USD	265,201	MXN	5,019,101	2,527
10/15/2025	CITI	USD	235,236	NOK	2,400,000	3,578
10/15/2025	SSB	USD	1,727,553	NOK	17,485,429	12,348
10/03/2025	CITI	USD	55,905	PEN	200,000	663
10/03/2025	JPM	USD	247,330	PEN	880,000	1,570
09/22/2025	GS	USD	50,071	RON	218,959	366
10/14/2025	BOA	USD	166,099	SEK	1,600,000	3,398
10/14/2025	CITI	USD	470,264	SEK	4,500,000	6,447
10/21/2025	BOA	USD	31,216	SGD	40,000	80
10/21/2025	BCLY	USD	46,920	SGD	60,000	24
10/21/2025	GS	USD	30,993	SGD	40,000	303
10/21/2025	SSB	USD	31,261	SGD	40,000	36
09/22/2025	CITI	USD	27,798	THB	900,000	27
10/14/2025	SSB	USD	49,281	TWD	1,500,000	1
09/29/2025	BOA	USD	67,688	ZAR	1,200,000	220
09/29/2025	CITI	USD	88,740	ZAR	1,600,000	1,804
09/29/2025	GS	USD	44,850	ZAR	800,000	422
09/29/2025	MSCI	USD	144,868	ZAR	2,600,000	2,266
11/12/2025	CITI	AUD	720,000	USD	466,705	(5,046)
11/12/2025	SSB	AUD	550,000	USD	359,265	(1,100)
11/14/2025	JPM	CLP	259,728,500	USD	267,908	(762)
10/15/2025	CITI	CZK	600,000	USD	28,521	(211)
10/15/2025	MSCI	CZK	1,000,000	USD	47,708	(180)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
10/15/2025	SSB	GBP	200,000	USD	268,830	(1,584)
11/12/2025	GS	ILS	336,203	USD	98,019	(2,768)
10/14/2025	MSCI	JPY	4,000,000	USD	27,136	(206)
11/14/2025	SSB	KRW	50,000,000	USD	35,999	(146)
10/15/2025	BOA	MXN	400,000	USD	21,318	(19)
10/15/2025	CITI	NOK	500,000	USD	48,519	(1,234)
10/15/2025	DB	NOK	3,200,000	USD	314,516	(3,902)
11/14/2025	CITI	NZD	300,000	USD	176,023	(1,424)
09/22/2025	BBH	RON	200,000	USD	45,190	(879)
09/22/2025	CITI	RON	200,000	USD	44,881	(1,187)
10/14/2025	BOA	SEK	5,497,350	USD	579,971	(2,396)
10/21/2025	DB	SGD	80,000	USD	62,504	(89)
09/22/2025	MSCI	THB	922,300	USD	28,503	(11)
09/12/2025	BOA	USD	873,731	CAD	1,190,000	(6,817)
09/12/2025	CITI	USD	862,955	CAD	1,180,000	(3,325)
09/12/2025	GS	USD	191,477	CAD	260,000	(2,067)
11/19/2025	BOA	USD	220,383	HUF	74,769,900	(677)
10/14/2025	JPM	USD	30,272	IDR	494,041,000	(235)
10/14/2025	MSCI	USD	61,190	IDR	1,000,000,000	(390)
10/14/2025	MSCI	USD	2,597,611	JPY	376,902,084	(21,247)
10/15/2025	GS	USD	42,726	MXN	800,000	(52)
11/14/2025	BCLY	USD	297,343	NZD	500,000	(1,598)
11/14/2025	SSB	USD	309,174	NZD	520,000	(1,599)
10/14/2025	CITI	USD	61,320	PHP	3,500,000	(112)
10/21/2025	BCLY	USD	39,280	SGD	50,000	(160)
10/21/2025	MSCI	USD	31,327	SGD	40,000	(31)

						$42,225

27	See accompanying notes to the financial statements.

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2025 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
33	U.S. Long Bond (CBT)	December 2025	3,770,250	91
34	U.S. Treasury Note 10 Yr. (CBT)	December 2025	3,825,000	33,122
39	U.S. Treasury Note 2 Yr. (CBT)	December 2025	8,133,023	18,989
112	U.S. Treasury Note 5 Yr. (CBT)	December 2025	12,260,500	72,529
3	U.S. Treasury Ultra 10 Yr. (CBT)	December 2025	343,219	1,589
29	U.S. Ultra Bond (CBT)	December 2025	3,380,313	(20,113)

			$31,712,305	$106,207

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3.20%	3 Month AUD BBSW	AUD	4,500,000	09/17/2027	Quarterly	1,260	2,428	1,168
3.23%	3 Month AUD BBSW	AUD	2,000,000	09/17/2027	Quarterly	—	412	412
3 Month AUD BBSW	3.15%	AUD	1,000,000	09/17/2027	Quarterly	—	(1,182)	(1,182)
CAD-CORRA-OIS-COMPOUND	2.56%	CAD	6,000,000	09/17/2027	Annually	427	4,019	3,592
2.56%	CAD-CORRA-OIS-COMPOUND	CAD	1,000,000	09/17/2027	Annually	173	(768)	(941)
CHF-SARON-OIS-COMPOUND	(0.06)%	CHF	1,000,000	09/17/2027	Annually	—	399	399
CHF-SARON-OIS-COMPOUND	(0.08)%	CHF	1,000,000	09/17/2027	Annually	1	82	81
CHF-SARON-OIS-COMPOUND	(0.17)%	CHF	500,000	09/17/2027	Annually	(482)	(1,193)	(711)
CHF-SARON-OIS-COMPOUND	(0.19)%	CHF	8,500,000	09/17/2027	Annually	15,966	(24,818)	(40,784)
(0.08)%	CHF-SARON-OIS-COMPOUND	CHF	500,000	09/17/2027	Annually	—	67	67
EUR-EuroSTR-COMPOUND	1.76%	EUR	3,000,000	09/17/2027	Annually	143	(4,789)	(4,932)
1.76%	EUR-EuroSTR-COMPOUND	EUR	1,000,000	09/17/2027	Annually	—	1,550	1,550
GBP-SONIA-COMPOUND	3.65%	GBP	500,000	09/17/2027	Annually	—	(1,207)	(1,207)
3.68%	GBP-SONIA-COMPOUND	GBP	4,550,000	09/17/2027	Annually	(1,137)	7,440	8,577
3.56%	GBP-SONIA-COMPOUND	GBP	500,000	09/17/2027	Annually	—	2,343	2,343
3.71%	GBP-SONIA-COMPOUND	GBP	1,000,000	09/17/2027	Annually	—	728	728
3 Month NZD Bank Bill Rate	2.95%	NZD	2,000,000	09/17/2027	Quarterly	—	1,798	1,798
3.20%	3 Month NZD Bank Bill Rate	NZD	1,500,000	09/17/2027	Quarterly	—	(5,648)	(5,648)
3 Month NZD Bank Bill Rate	3.31%	NZD	1,500,000	09/17/2027	Quarterly	273	7,460	7,187
3 Month SEK STIBOR	2.10%	SEK	5,000,000	09/17/2027	Quarterly	—	1,024	1,024
2.04%	3 Month SEK STIBOR	SEK	10,000,000	09/17/2027	Quarterly	(121)	(887)	(766)
2.00%	3 Month SEK STIBOR	SEK	5,000,000	09/17/2027	Quarterly	—	(1)	(1)
3.65%	USD-SOFR-OIS COMPOUND	USD	1,000,000	09/17/2027	Annually	95	(5,695)	(5,790)
BRL-CDI	14.0%	BRL	1,918,663	01/02/2029	At Maturity	252	11,095	10,843
MXN-TIIE ON-OIS COMPOUND	7.81%	MXN	14,300,000	09/11/2030	Monthly	1,784	11,222	9,438
4.74%	CL-CLICP-Bloomberg	CLP	90,000,000	09/17/2030	Semi-Annually	(161)	181	342
1.46%	CNY-CNREPOFIX=CFXS-Reuters	CNY	4,880,000	09/17/2030	Quarterly	(110)	5,551	5,661
COP-IBR-OIS-COMPOUND	8.83%	COP	3,620,000,000	09/17/2030	Quarterly	(2,110)	4,713	6,823

See accompanying notes to the financial statements.	28

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2025 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
CZK-PRIBOR-PRBO	3.61%	CZK	16,100,000	09/17/2030	Semi-Annually	1,305	(4,433)	(5,738)
CZK-PRIBOR-PRBO	3.62%	CZK	2,800,000	09/17/2030	Semi-Annually	—	(678)	(678)
HKD-HIBOR-HKAB	2.97%	HKD	4,383,000	09/17/2030	Quarterly	2,741	2,588	(153)
5.73%	INR-FBIL-MIBOR-OIS-COMPOUND	INR	92,000,000	09/17/2030	Semi-Annually	(213)	2,457	2,670
MYR-KLIBOR-BNM	3.25%	MYR	1,500,000	09/17/2030	Quarterly	(404)	2,670	3,074
3.18%	MYR-KLIBOR-BNM	MYR	600,000	09/17/2030	Quarterly	—	(648)	(648)
PLN-WIBOR-WIBO	4.32%	PLN	490,000	09/17/2030	Semi-Annually	—	1,033	1,033
4.28%	PLN-WIBOR-WIBO	PLN	3,000,000	09/17/2030	Semi-Annually	(1,278)	(5,164)	(3,886)
3.99%	PLN-WIBOR-WIBO	PLN	610,000	09/17/2030	Semi-Annually	—	1,120	1,120
1.83%	SGD-SORA-COMPOUND	SGD	1,010,000	09/17/2030	Semi-Annually	1,015	(15,422)	(16,437)
1.37%	THB-THOR	THB	27,600,000	09/17/2030	Quarterly	76	(11,092)	(11,168)
ZAR-JIBAR-SAFEX	7.59%	ZAR	17,700,000	09/17/2030	Quarterly	918	20,119	19,201
6 Month AUD BBSW	4.14%	AUD	500,000	09/17/2035	Semi-Annually	—	(908)	(908)
6 Month AUD BBSW	4.20%	AUD	1,200,000	09/17/2035	Semi-Annually	(278)	1,930	2,208
6 Month AUD BBSW	4.21%	AUD	1,100,000	09/17/2035	Semi-Annually	(77)	1,947	2,024
6 Month AUD BBSW	4.25%	AUD	400,000	09/17/2035	Semi-Annually	—	1,690	1,690
4.13%	6 Month AUD BBSW	AUD	200,000	09/17/2035	Semi-Annually	—	498	498
4.12%	6 Month AUD BBSW	AUD	200,000	09/17/2035	Semi-Annually	—	563	563
4.15%	6 Month AUD BBSW	AUD	300,000	09/17/2035	Semi-Annually	—	424	424
4.30%	6 Month AUD BBSW	AUD	400,000	09/17/2035	Semi-Annually	—	(2,682)	(2,682)
4.19%	6 Month AUD BBSW	AUD	200,000	09/17/2035	Semi-Annually	—	(192)	(192)
CAD-CORRA-OIS-COMPOUND	3.10%	CAD	300,000	09/17/2035	Annually	200	608	408
CAD-CORRA-OIS-COMPOUND	3.10%	CAD	300,000	09/17/2035	Annually	(389)	702	1,091
3.10%	CAD-CORRA-OIS-COMPOUND	CAD	1,300,000	09/17/2035	Annually	(772)	(2,552)	(1,780)
3.15%	CAD-CORRA-OIS-COMPOUND	CAD	400,000	09/17/2035	Annually	—	(2,044)	(2,044)
CHF-SARON-OIS-COMPOUND	0.46%	CHF	200,000	09/17/2035	Annually	—	(825)	(825)
CHF-SARON-OIS-COMPOUND	0.48%	CHF	100,000	09/17/2035	Annually	—	(261)	(261)
CHF-SARON-OIS-COMPOUND	0.54%	CHF	100,000	09/17/2035	Annually	—	508	508
CHF-SARON-OIS-COMPOUND	0.56%	CHF	100,000	09/17/2035	Annually	—	728	728
0.45%	CHF-SARON-OIS-COMPOUND	CHF	1,000,000	09/17/2035	Annually	(8,697)	5,451	14,148
0.45%	CHF-SARON-OIS-COMPOUND	CHF	1,800,000	09/17/2035	Annually	(14,773)	10,720	25,493
0.51%	CHF-SARON-OIS-COMPOUND	CHF	100,000	09/17/2035	Annually	—	(174)	(174)
0.51%	CHF-SARON-OIS-COMPOUND	CHF	100,000	09/17/2035	Annually	—	(205)	(205)
0.55%	CHF-SARON-OIS-COMPOUND	CHF	200,000	09/17/2035	Annually	—	(1,293)	(1,293)
0.58%	CHF-SARON-OIS-COMPOUND	CHF	100,000	09/17/2035	Annually	(35)	(1,069)	(1,034)
0.59%	CHF-SARON-OIS-COMPOUND	CHF	200,000	09/17/2035	Annually	(170)	(2,239)	(2,069)
0.59%	CHF-SARON-OIS-COMPOUND	CHF	200,000	09/17/2035	Annually	—	(2,403)	(2,403)
0.60%	CHF-SARON-OIS-COMPOUND	CHF	200,000	09/17/2035	Annually	—	(2,705)	(2,705)
0.42%	CHF-SARON-OIS-COMPOUND	CHF	200,000	09/17/2035	Annually	390	1,872	1,482
0.52%	CHF-SARON-OIS-COMPOUND	CHF	300,000	09/17/2035	Annually	—	(842)	(842)
EUR-EuroSTR-COMPOUND	2.42%	EUR	200,000	09/17/2035	Annually	121	(1,214)	(1,335)
EUR-EuroSTR-COMPOUND	2.43%	EUR	200,000	09/17/2035	Annually	—	(1,140)	(1,140)
EUR-EuroSTR-COMPOUND	2.48%	EUR	100,000	09/17/2035	Annually	—	12	12
EUR-EuroSTR-COMPOUND	2.50%	EUR	200,000	09/17/2035	Annually	—	402	402
2.43%	EUR-EuroSTR-COMPOUND	EUR	600,000	09/17/2035	Annually	(474)	3,515	3,989
2.41%	EUR-EuroSTR-COMPOUND	EUR	200,000	09/17/2035	Annually	—	1,539	1,539
2.52%	EUR-EuroSTR-COMPOUND	EUR	200,000	09/17/2035	Annually	—	(758)	(758)
GBP-SONIA-COMPOUND	4.03%	GBP	100,000	09/17/2035	Annually	—	(1,748)	(1,748)
GBP-SONIA-COMPOUND	4.04%	GBP	200,000	09/17/2035	Annually	—	(3,277)	(3,277)
GBP-SONIA-COMPOUND	4.08%	GBP	1,010,000	09/17/2035	Annually	513	(12,457)	(12,970)
GBP-SONIA-COMPOUND	4.09%	GBP	1,470,000	09/17/2035	Annually	1,872	(17,003)	(18,875)

29	See accompanying notes to the financial statements.

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2025 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
GBP-SONIA-COMPOUND	4.09%	GBP	200,000	09/17/2035	Annually	—	(2,346)	(2,346)
GBP-SONIA-COMPOUND	4.14%	GBP	200,000	09/17/2035	Annually	—	(1,087)	(1,087)
GBP-SONIA-COMPOUND	4.16%	GBP	300,000	09/17/2035	Annually	—	(924)	(924)
4.02%	GBP-SONIA-COMPOUND	GBP	100,000	09/17/2035	Annually	—	1,874	1,874
4.03%	GBP-SONIA-COMPOUND	GBP	100,000	09/17/2035	Annually	—	1,748	1,748
4.16%	GBP-SONIA-COMPOUND	GBP	100,000	09/17/2035	Annually	—	368	368
4.15%	GBP-SONIA-COMPOUND	GBP	200,000	09/17/2035	Annually	—	846	846
4.21%	3 Month NZD Bank Bill Rate	NZD	300,000	09/17/2035	Quarterly	(501)	(4,805)	(4,304)
4.15%	3 Month NZD Bank Bill Rate	NZD	200,000	09/17/2035	Quarterly	—	(2,628)	(2,628)
3.98%	3 Month NZD Bank Bill Rate	NZD	500,000	09/17/2035	Quarterly	—	(2,527)	(2,527)
3.95%	3 Month NZD Bank Bill Rate	NZD	400,000	09/17/2035	Quarterly	—	(1,287)	(1,287)
3 Month NZD Bank Bill Rate	3.95%	NZD	400,000	09/17/2035	Quarterly	—	1,416	1,416
3 Month NZD Bank Bill Rate	4.13%	NZD	400,000	09/17/2035	Quarterly	—	4,939	4,939
3 Month NZD Bank Bill Rate	4.15%	NZD	300,000	09/17/2035	Quarterly	—	3,912	3,912
3 Month NZD Bank Bill Rate	4.20%	NZD	2,700,000	09/17/2035	Quarterly	3,954	42,847	38,893
3 Month SEK STIBOR	2.62%	SEK	2,000,000	09/17/2035	Quarterly	137	(1,160)	(1,297)
3 Month SEK STIBOR	2.62%	SEK	1,000,000	09/17/2035	Quarterly	—	(589)	(589)
3 Month SEK STIBOR	2.63%	SEK	2,000,000	09/17/2035	Quarterly	—	(927)	(927)
3 Month SEK STIBOR	2.66%	SEK	1,000,000	09/17/2035	Quarterly	—	(184)	(184)
3 Month SEK STIBOR	2.67%	SEK	2,000,000	09/17/2035	Quarterly	—	(293)	(293)
3 Month SEK STIBOR	2.68%	SEK	2,000,000	09/17/2035	Quarterly	—	(135)	(135)
2.63%	3 Month SEK STIBOR	SEK	5,000,000	09/17/2035	Quarterly	(578)	2,666	3,244
2.74%	3 Month SEK STIBOR	SEK	1,000,000	09/17/2035	Quarterly	—	(520)	(520)
USD-SOFR-OIS COMPOUND	3.68%	USD	200,000	09/17/2035	Annually	—	(67)	(67)
USD-SOFR-OIS COMPOUND	3.68%	USD	300,000	09/17/2035	Annually	—	(87)	(87)
USD-SOFR-OIS COMPOUND	3.72%	USD	100,000	09/17/2035	Annually	—	277	277
USD-SOFR-OIS COMPOUND	3.78%	USD	100,000	09/17/2035	Annually	—	739	739
USD-SOFR-OIS COMPOUND	3.88%	USD	300,000	09/17/2035	Annually	—	4,723	4,723
USD-SOFR-OIS COMPOUND	3.94%	USD	300,000	09/17/2035	Annually	(467)	6,347	6,814
3.95%	USD-SOFR-OIS COMPOUND	USD	1,000,000	09/17/2035	Annually	1,142	(21,576)	(22,718)
3.75%	USD-SOFR-OIS COMPOUND	USD	100,000	09/17/2035	Annually	—	(542)	(542)
3.84%	USD-SOFR-OIS COMPOUND	USD	300,000	09/17/2035	Annually	—	(3,804)	(3,804)
3.87%	USD-SOFR-OIS COMPOUND	USD	200,000	09/17/2035	Annually	—	(3,073)	(3,073)
3.87%	USD-SOFR-OIS COMPOUND	USD	300,000	09/17/2035	Annually	—	(4,698)	(4,698)
3.79%	USD-SOFR-OIS COMPOUND	USD	200,000	09/17/2035	Annually	—	(1,696)	(1,696)
3.79%	USD-SOFR-OIS COMPOUND	USD	200,000	09/17/2035	Annually	—	(1,705)	(1,705)
3.75%	USD-SOFR-OIS COMPOUND	USD	300,000	09/17/2035	Annually	—	(1,638)	(1,638)

						$1,531	$(1,604)	$(3,135)

See accompanying notes to the financial statements.	30

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2025 (Unaudited)

As of August 31, 2025, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	Affiliated company (Note 10).
(c)	The rate disclosed is the 7 day net yield as of August 31, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 45.

31	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 93.8%

	Asset-Backed Securities — 70.9%
	Auto Retail Prime — 0.5%
6,847,000	Chase Auto Owner Trust, Series 24-4A, Class A3, 144A, 4.94%, due 07/25/29	6,910,696

	Auto Retail Subprime — 2.0%
3,131,891	GM Financial Consumer Automobile Receivables Trust, Series 21-3, Class A4, 0.73%, due 08/16/27	3,125,542
6,000,000	GM Financial Consumer Automobile Receivables Trust, Series 24-1, Class A3, 4.85%, due 12/18/28	6,032,711
7,000,000	Hyundai Auto Receivables Trust, Series 24-A, Class A3, 4.99%, due 02/15/29	7,066,781
3,526,000	Volkswagen Auto Loan Enhanced Trust, Series 24-1, Class A3, 4.63%, due 07/20/29	3,565,230
6,030,000	World Omni Auto Receivables Trust, Series 24-C, Class A3, 4.43%, due 12/17/29	6,055,939

	Total Auto Retail Subprime	25,846,203

	CMBS CDO — 0.0%
8,586,000	ARCap Resecuritization Trust, Series 05-1A, Class B, 144A, 5.55%, due 12/21/42	9

	Collateralized Loan Obligations — 5.7%
9,725,000	Apex Credit CLO LLC, Series 21-2A, Class A1A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.49%, 5.82%, due 10/20/34	9,725,000
4,929,668	BlueMountain CLO Ltd., Series 13-2A, Class BR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.86%, 6.19%, due 10/22/30	4,933,902
2,657,059	Canyon Capital CLO Ltd., Series 16-1A, Class AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.33%, 5.65%, due 07/15/31	2,658,154
12,028,973	Gallatin CLO VIII Ltd., Series 17-1A, Class A1R, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.35%, 5.67%, due 07/15/31	12,041,496
1,417,591	Man GLG U.S. CLO, Series 18-1A, Class A1R, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.40%, 5.73%, due 04/22/30	1,417,971
4,646,811	Marble Point CLO XIV Ltd., Series 18-2A, Class A12R, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.20%, 5.53%, due 01/20/32	4,642,271
2,049,871	MidOcean Credit CLO VI, Series 16-6A, Class ARRR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.23%, 5.56%, due 04/20/33	2,051,886
1,613,843	Mountain View CLO IX Ltd., Series 15-9A, Class A1R, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.38%, 5.70%, due 07/15/31	1,614,708

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Collateralized Loan Obligations — continued
4,000,000	Mountain View CLO Ltd., Series 13-1A, Class BRR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.93%, 6.25%, due 10/12/30	4,004,388
3,091,187	Northwoods Capital XVII Ltd., Series 18-17A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.32%, 5.65%, due 04/22/31	3,095,385
1,083,456	OZLM VII Ltd., Series 14-7A, Class SUB, 144A, Variable Rate, 0.00, due 07/17/26	7,645
2,780,503	OZLM XVIII Ltd., Series 18-18A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.28%, 5.60%, due 04/15/31	2,781,321
2,190,000	OZLM XXII Ltd., Series 18-22A, Class A2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.76%, 6.08%, due 01/17/31	2,195,547
6,000,000	Rockford Tower CLO Ltd., Series 18-1A, Class B, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.98%, 6.19%, due 05/20/31	6,013,932
31,885	Saranac CLO III Ltd., Series 14-3A, Class ALR, 144A, Variable Rate, 3 mo. USD LIBOR + 1.60%, 6.45%, due 06/22/30	31,897
511,323	Shackleton CLO Ltd., Series 14-5RA, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.36%, 5.60%, due 05/07/31	511,740
719,424	Sound Point CLO XIX Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.26%, 5.58%, due 04/15/31	719,594
1,066,283	Sounds Point CLO IV-R Ltd., Series 13-3RA, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.41%, 5.74%, due 04/18/31	1,065,196
223,285	Steele Creek CLO Ltd., Series 17-1A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.51%, 5.83%, due 10/15/30	223,524
2,207,393	Steele Creek CLO Ltd., Series 16-1A, Class AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.38%, 5.70%, due 06/15/31	2,208,340
2,045,946	Venture 32 CLO Ltd., Series 18-32A, Class A1, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.36%, 5.69%, due 07/18/31	2,046,948
4,302,462	Zais CLO 13 Ltd., Series 19-13A, Class A1AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.30%, 5.62%, due 07/15/32	4,303,081
5,368,000	Zais CLO 16 Ltd., Series 20-16A, Class A1R2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.13%, 5.46%, due 10/20/34	5,368,650

	Total Collateralized Loan Obligations	73,662,576

	Commercial Mortgage-Backed Securities — 22.5%
15,387,600	BBCMS Mortgage Trust, Series 18-TALL, Class A, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.92%, 5.28%, due 03/15/37	14,619,045
11,037,000	BBCMS Mortgage Trust, Series 18-CHRS, Class E, 144A, Variable Rate, 4.41%, due 08/05/38	9,340,537

See accompanying notes to the financial statements.	32

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Commercial Mortgage-Backed Securities — continued
5,104,340	Bear Stearns Mortgage Funding Trust, Series 06-AR1, Class 1A1, Variable Rate, 1 mo. USD Term SOFR + 0.53%, 4.86%, due 07/25/36	4,659,587
7,760,120	Benchmark Mortgage Trust, Series 18-B8, Class A5, 4.23%, due 01/15/52	7,650,653
16,000,000	Benchmark Mortgage Trust, Series 19-B9, Class A5, 4.02%, due 03/15/52	15,693,333
6,490,722	Benchmark Mortgage Trust, Series 19-B11, Class A5, 3.54%, due 05/15/52	6,240,255
9,635,057	Benchmark Mortgage Trust, Series 20-B19, Class A5, 1.85%, due 09/15/53	8,424,233
9,517,000	Benchmark Mortgage Trust, Series 20-B20, Class A5, 2.03%, due 10/15/53	8,295,701
10,694,000	Benchmark Mortgage Trust, Series 22-B32, Class A5, Variable Rate, 3.00%, due 01/15/55	9,508,190
5,295,000	Benchmark Mortgage Trust, Series 22-B33, Class A5, 3.46%, due 03/15/55	4,887,404
16,450,000	Benchmark Mortgage Trust, Series 22-B34, Class A5, Variable Rate, 3.79%, due 04/15/55	15,302,650
10,395,000	Benchmark Mortgage Trust, Series 19-B15, Class A5, 2.93%, due 12/15/72	9,705,861
8,000,000	BX Commercial Mortgage Trust, Series 20-VIV4, Class A, 144A, 2.84%, due 03/09/44	7,399,683
8,000,000	BX Commercial Mortgage Trust, Series 20-VIVA, Class D, 144A, Variable Rate, 3.67%, due 03/11/44	7,378,182
13,000,000	BX Trust, Series 19-OC11, Class A, 144A, 3.20%, due 12/09/41	12,292,825
4,570,000	BX Trust, Series 19-OC11, Class D, 144A, Variable Rate, 4.08%, due 12/09/41	4,322,208
9,000,000	BX Trust, Series 19-OC11, Class E, 144A, Variable Rate, 4.08%, due 12/09/41	8,297,068
15,516,000	COMM Mortgage Trust, Series 24-277P, Class A, 144A, 6.34%, due 08/10/44	16,396,815
26,327,712	COMM Mortgage Trust, Series 18-COR3, Class A3, 4.23%, due 05/10/51	25,921,554
8,625,000	Grace Trust, Series 20-GRCE, Class A, 144A, 2.35%, due 12/10/40	7,661,814
13,916,000	Houston Galleria Mall Trust, Series 25-HGLR, Class A, 144A, Variable Rate, 5.64%, due 02/05/45	14,321,571
11,393,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 24-OMNI, Class A, 144A, Variable Rate, 5.99%, due 10/05/39	11,633,521
14,600,000	MKT Mortgage Trust, Series 20-525M, Class A, 144A, 2.69%, due 02/12/40	12,921,969
7,733,060	OBX Trust, Series 25-NQM8, Class A1, 144A, Step Up, 5.47%, due 03/25/65	7,798,542
4,000,000	ROCK Trust, Series 24-CNTR, Class A, 144A, 5.39%, due 11/13/41	4,117,430
4,000,000	ROCK Trust, Series 24-CNTR, Class E, 144A, 8.82%, due 11/13/41	4,224,422

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Commercial Mortgage-Backed Securities — continued
1,415,390	Velocity Commercial Capital Loan Trust, Series 22-1, Class A, 144A, Variable Rate, 3.38%, due 02/25/52	1,280,230
4,550,000	WaMu Commercial Mortgage Securities Trust, Series 06-SL1, Class E, 144A, Variable Rate, 6.19%, due 11/23/43	4,521,545
11,594,960	WaMu Commercial Mortgage Securities Trust, Series 07-SL3, Class J, 144A, Variable Rate, 6.88%, due 03/23/45	10,194,828
2,285,000	Wells Fargo Commercial Mortgage Trust, Series 19-C51, Class A4, 3.31%, due 06/15/52	2,162,481
2,461,087	WFRBS Commercial Mortgage Trust, Series 14-C21, Class B, Variable Rate, 4.21%, due 08/15/47	2,381,151
9,814,966	WFRBS Commercial Mortgage Trust, Series 14-C21, Class C, Variable Rate, 4.23%, due 08/15/47	9,299,877

	Total Commercial Mortgage-Backed Securities	288,855,165

	Credit Cards — 1.1%
13,695,000	American Express Credit Account Master Trust, Series 24-3, Class A, 4.65%, due 07/15/29	13,881,249

	Residential Mortgage-Backed Securities — Other — 9.1%
742,661	ACE Securities Corp. Home Equity Loan Trust, Series 06-ASL1, Class A, Variable Rate, 1 mo. USD Term SOFR + 0.39%, 4.72%, due 02/25/36	57,723
2,101,268	ACE Securities Corp. Home Equity Loan Trust, Series 05-SD3, Class M2, Variable Rate, 1 mo. USD Term SOFR + 2.36%, 6.69%, due 08/25/45	1,875,000
17,663,707	American Home Mortgage Investment Trust, Series 06-2, Class 4A, Variable Rate, 1 mo. USD Term SOFR + 0.47%, 4.80%, due 02/25/36	511,479
2,297,504	AMSR Trust, Series 20-SFR5, Class A, 144A, 1.38%, due 11/17/37	2,281,886
8,647,102	Angel Oak Mortgage Trust, Series 25-5, Class A1, 144A, Step Up, 5.57%, due 04/25/70	8,727,213
13,743,281	BankAmerica Manufactured Housing Contract Trust, Series 98-1, Class B2, Variable Rate, 8.00%, due 08/10/25	1,278,278
2,163,579	BCMSC Trust, Series 99-A, Class M1, Variable Rate, 6.79%, due 03/15/29	2,141,778
8,834,023	BCMSC Trust, Series 99-B, Class A4, Variable Rate, 7.30%, due 12/17/29	590,585
2,928,137	BCMSC Trust, Series 00-A, Class A4, Variable Rate, 8.29%, due 06/15/30	212,427
79,105	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, Variable Rate, 1 mo. USD Term SOFR + 0.43%, 4.76%, due 02/25/37	97,665

33	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Other — continued
1,074,414	Conseco Finance Corp., Series 97-6, Class M1, Variable Rate, 7.21%, due 01/15/29	1,092,353
1,008,910	Conseco Finance Corp., Series 98-6, Class M1, Variable Rate, 6.63%, due 06/01/30	1,022,690
4,464,418	Conseco Finance Securitizations Corp., Series 02-2, Class M2, Variable Rate, 9.16%, due 03/01/33	4,514,277
4,881,727	Conseco Finance Securitizations Corp., Series 01-3, Class M1, Variable Rate, 7.15%, due 05/01/33	5,061,290
3,876,346	Conseco Finance Securitizations Corp., Series 02-1, Class M2, Variable Rate, 9.55%, due 12/01/33	3,818,899
570,117	CoreVest American Finance Ltd., Series 21-1, Class A, 144A, 1.57%, due 04/15/53	558,801
6,284,774	FirstKey Homes Trust, Series 21-SFR3, Class A, 144A, 2.14%, due 12/17/38	6,107,507
2,206,875	GMACM Home Equity Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. USD Term SOFR + 0.61%, 4.94%, due 10/25/34	2,169,582
1,175,517	GMACM Home Equity Loan Trust, Series 07-HE3, Class 2A1, Variable Rate, 7.00%, due 09/25/37	1,163,238
4,328,989	Home Equity Loan Trust, Series 05-HS1, Class AI4, Step Up, 5.33%, due 09/25/35	49,768
7,662,125	Home Loan Trust, Series 06-HI4, Class A4, Step Up, 6.22%, due 09/25/36	1,463,427
8,441,307	Home Loan Trust, Series 07-HI1, Class A4, Step Up, 6.43%, due 03/25/37	876,572
8,485,464	Invitation Homes Trust, Series 24-SFR1, Class A, 144A, 4.00%, due 09/17/41	8,321,179
3,325,064	Lehman ABS Manufactured Housing Contract Trust, Series 01-B, Class M2, Variable Rate, 7.17%, due 04/15/40	3,155,040
3,493,777	MASTR Second Lien Trust, Series 06-1, Class A, Variable Rate, 1 mo. USD Term SOFR + 0.43%, 4.76%, due 03/25/36	195,211
91,737	Mellon Re-REMICS Pass-Through Trust, Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.36%, 4.70%, due 02/26/34	85,287
763,562	New Century Home Equity Loan Trust, Series 03-B, Class M1, Variable Rate, 1 mo. USD Term SOFR + 1.09%, 5.41%, due 10/25/33	760,715
13,477,827	New Century Home Equity Loan Trust, Series 06-S1, Class A2A, Variable Rate, 1 mo. USD Term SOFR + 0.31%, 4.64%, due 03/25/36	294,976
7,688,029	New Century Home Equity Loan Trust, Series 06-S1, Class A1, Variable Rate, 1 mo. USD Term SOFR + 0.45%, 4.78%, due 03/25/36	168,144

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Other — continued
20,497,131	New Century Home Equity Loan Trust, Series 06-S1, Class A2B, Variable Rate, 1 mo. USD Term SOFR + 0.51%, 4.84%, due 03/25/36	448,145
10,725	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 05-S3, Class M1, Variable Rate, 1 mo. USD Term SOFR + 1.01%, 5.37%, due 08/25/35 (a)	244,966
1,408,435	Oakwood Mortgage Investors, Inc., Series 01-E, Class A2, 5.05%, due 11/15/19	1,332,552
625,371	Oakwood Mortgage Investors, Inc., Series 98-A, Class B1, Variable Rate, 7.50%, due 05/15/28	626,969
2,184,203	Oakwood Mortgage Investors, Inc., Series 98-D, Class M1, 144A, 7.42%, due 01/15/29	2,197,347
5,846,037	Oakwood Mortgage Investors, Inc., Series 99-E, Class A1, Variable Rate, 7.61%, due 03/15/30	2,468,874
11,752,084	Oakwood Mortgage Investors, Inc., Series 00-D, Class A4, Variable Rate, 7.40%, due 07/15/30	1,566,153
3,559,071	Oakwood Mortgage Investors, Inc., Series 01-B, Class M1, 144A, Variable Rate, 7.92%, due 03/15/31	3,493,835
2,506,807	Oakwood Mortgage Investors, Inc., Series 01-D, Class A4, Variable Rate, 6.93%, due 09/15/31	1,027,868
290,894	Oakwood Mortgage Investors, Inc., Series 01-E, Class A3, 5.69%, due 12/15/31	279,837
1,945,060	Oakwood Mortgage Investors, Inc., Series 02-C, Class M1, Variable Rate, 6.89%, due 11/15/32	1,960,928
1,297,145	Progress Residential Trust, Series 21-SFR10, Class A, 144A, 2.39%, due 12/17/40	1,229,105
9,307,941	Tricon American Homes, Series 20-SFR1, Class A, 144A, 1.50%, due 07/17/38	9,072,630
11,117,952	Tricon American Homes Trust, Series 19-SFR1, Class A, 144A, 2.75%, due 03/17/38	11,012,005
5,388,053	Tricon American Homes Trust, Series 20-SFR2, Class A, 144A, 1.48%, due 11/17/39	5,083,784
9,955,923	Tricon Residential Trust, Series 24-SFR4, Class A, 144A, 4.30%, due 11/17/41	9,903,691
1,479,372	UCFC Manufactured Housing Contract, Series 98-2, Class M1, 6.73%, due 10/15/29	1,428,135
4,667,947	Verus Securitization Trust, Series 22-5, Class A1, 144A, Step Up, 3.80%, due 04/25/67	4,539,075

	Total Residential Mortgage-Backed Securities — Other	116,568,889

See accompanying notes to the financial statements.	34

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Performing Loans — 0.6%
2,008,629	Ajax Mortgage Loan Trust, Series 21-A, Class A1, 144A, Variable Rate, 1.07%, due 09/25/65	1,794,672
3,550,585	COLT Trust, Series 21-RPL1, Class A1, 144A, Variable Rate, 1.67%, due 09/25/61	3,267,290
3,856,216	CSMC Trust, Series 21-RPL2, Class A1A, 144A, Variable Rate, 1.11%, due 01/25/60	3,282,809

	Total Residential Mortgage-Backed Securities — Performing Loans	8,344,771

	Residential Mortgage-Backed Securities — Prime — 2.5%
7,400,794	American Home Mortgage Assets Trust, Series 06-4, Class 1A12, Variable Rate, 1 mo. USD Term SOFR + 0.32%, 4.65%, due 10/25/46	3,679,875
346,685	Bear Stearns ARM Trust, Series 05-9, Class A1, Variable Rate, 1 yr. CMT + 2.30%, 6.42%, due 10/25/35	329,750
3,673,411	CSMC Mortgage-Backed Trust, Series 07-4, Class 2A1, 6.00%, due 06/25/37	1,938,514
1,011,435	IndyMac INDA Mortgage Loan Trust, Series 06-AR3, Class 1A1, Variable Rate, 4.17%, due 12/25/36	771,693
789,401	IndyMac INDA Mortgage Loan Trust, Series 07-AR1, Class 1A1, Variable Rate, 4.12%, due 03/25/37	608,147
6,398,478	IndyMac INDX Mortgage Loan Trust, Series 06-AR2, Class 1A1A, Variable Rate, 1 mo. USD Term SOFR + 0.55%, 4.88%, due 04/25/46	5,806,771
1,600,710	Morgan Stanley Mortgage Loan Trust, Series 06-2, Class 6A, 6.50%, due 02/25/36	645,073
50,789,310	RFMSI Trust, Series 05-SA4, Class 2A2, Variable Rate, 6.23%, due 09/25/35 (a)	—
3,849,492	Structured Adjustable Rate Mortgage Loan Trust, Series 05-9, Class 2A2A, Variable Rate, 1 yr. MTA + 1.40%, 5.62%, due 05/25/35	3,142,881
2,887,261	Structured Asset Mortgage Investments II Trust, Series 07-AR1, Class 1A1, Variable Rate, 1 mo. USD Term SOFR + 0.43%, 4.76%, due 01/25/37	2,582,803
602,206	WaMu Mortgage Pass-Through Certificates Trust, Series 05-AR10, Class 1A3, Variable Rate, 4.68%, due 09/25/35	569,512
766,205	WaMu Mortgage Pass-Through Certificates Trust, Series 06-AR19, Class 2A, Variable Rate, 1 yr. MTA + 1.25%, 5.47%, due 01/25/47	704,981
1,577,970	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 05-4, Class CB3, Variable Rate, 1 mo. USD Term SOFR + 0.56%, 4.89%, due 06/25/35	1,363,577

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Prime — continued
1,649,136	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 05-10, Class 4CB3, Variable Rate, 1 mo. USD Term SOFR + 0.71%, 5.04%, due 12/25/35	1,450,268
3,867,971	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 06-8, Class A5, Step Up, 4.11%, due 10/25/36	1,277,974
7,370,834	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 07-5, Class A6, 6.00%, due 06/25/37	6,801,646

	Total Residential Mortgage-Backed Securities — Prime	31,673,465

	Residential Mortgage-Backed Securities — Subprime — 1.7%
711,990	ABFC Trust, Series 05-AQ1, Class A5, Step Up, 4.14%, due 06/25/35	699,613
589,817	BCAP LLC Trust, Series 14-RR2, Class 11A3, 144A, Variable Rate, 3.53%, due 05/26/37	576,812
14,910,703	Bravo Mortgage Asset Trust, Series 06-1A, Class M1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.71%, 5.04%, due 07/25/36	13,383,665
324,672	Carrington Mortgage Loan Trust, Series 07-RFC1, Class A3, Variable Rate, 1 mo. USD Term SOFR + 0.25%, 4.58%, due 12/25/36	317,954
681,520	CHL Mortgage Pass-Through Trust, Series 04-HYB6, Class A2, Variable Rate, 5.64%, due 11/20/34	653,361
1,877,196	First Franklin Mortgage Loan Trust, Series 06-FF12, Class A1, Variable Rate, 1 mo. USD Term SOFR + 0.22%, 4.54%, due 09/25/36	1,782,084
1,819,514	Home Equity Asset Trust, Series 06-2, Class M1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.68%, 5.01%, due 05/25/36	1,858,589
687,674	Lehman XS Trust, Series 07-15N, Class 2A1, Variable Rate, 1 mo. USD Term SOFR + 0.61%, 4.94%, due 08/25/37	671,639
2,386,228	Residential Asset Mortgage Products Trust, Series 05-RS1, Class MII2, Variable Rate, 1 mo. USD Term SOFR + 0.91%, 5.64%, due 01/25/35	2,266,034

	Total Residential Mortgage-Backed Securities — Subprime	22,209,751

	Residential Mortgage-Backed Securities — Alt-A — 3.3%
975,740	Bear Stearns ALT-A Trust, Series 04-11, Class 1M1, Variable Rate, 1 mo. USD Term SOFR + 1.01%, 5.34%, due 11/25/34	975,633
1,572,318	Bear Stearns ALT-A Trust, Series 07-1, Class 1A1, Variable Rate, 1 mo. USD Term SOFR + 0.43%, 4.76%, due 01/25/47	1,341,635

35	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Alt-A — continued
1,414,337	Bear Stearns Asset-Backed Securities I Trust, Series 04-AC5, Class A1, Step Up, 5.75%, due 10/25/34	1,349,343
3,234,858	Citigroup Mortgage Loan Trust, Inc., Series 06-AR5, Class 2A2A, Variable Rate, 4.80%, due 07/25/36	1,796,590
124,601	Countrywide Alternative Loan Trust, Series 04-J11, Class 1CB1, 5.50%, due 11/25/34	124,863
2,056,381	Countrywide Alternative Loan Trust, Series 05-18CB, Class A8, 5.50%, due 05/25/35	2,047,729
1,476,728	Countrywide Alternative Loan Trust, Series 06-7CB, Class 1A1, Variable Rate, 1 mo. USD Term SOFR + 0.81%, 5.14%, due 05/25/36	599,130
1,539,107	Countrywide Alternative Loan Trust, Series 06-28CB, Class A1, Variable Rate, 1 mo. USD Term SOFR + 0.81%, 5.14%, due 10/25/36	585,283
2,151,771	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 06-AF1, Class A4, Variable Rate, 1 mo. USD Term SOFR + 0.71%, 5.04%, due 04/25/36	1,988,699
7,618,185	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 07-AR2, Class A1, Variable Rate, 1 mo. USD Term SOFR + 0.41%, 4.74%, due 03/25/37	7,100,739
4,037,890	Fieldstone Mortgage Investment Trust, Series 04-4, Class M4, Variable Rate, 1 mo. USD Term SOFR + 2.66%, 6.99%, due 10/25/35	2,540,791
10,300,991	GSAA Home Equity Trust, Series 06-9, Class A3, Variable Rate, 1 mo. USD Term SOFR + 0.43%, 4.76%, due 06/25/36	1,887,688
10,287,163	GSR Mortgage Loan Trust, Series 07-OA2, Class 1A1, Variable Rate, 3.33%, due 06/25/47	5,963,513
5,400,188	HarborView Mortgage Loan Trust, Series 07-4, Class 2A1, Variable Rate, 1 mo. USD Term SOFR + 0.55%, 4.69%, due 07/19/37	5,263,897
26,996	JP Morgan Resecuritization Trust, Series 09-10, Class 7A1, 144A, Variable Rate, 5.36%, due 02/26/37	26,829
1,041,625	Merrill Lynch First Franklin Mortgage Loan Trust, Series 07-H1, Class 2A1, Variable Rate, 1 mo. USD Term SOFR + 3.11%, 7.44%, due 10/25/37	1,010,649
2,490,799	Residential Asset Securitization Trust, Series 25-A8CB, Class A6, 5.00%, due 07/25/35	1,279,551
15,303,444	Residential Asset Securitization Trust, Series 06-A7CB, Class 3A1, 6.50%, due 07/25/36	3,674,897
7,606,004	Terwin Mortgage Trust, Series 06-7, Class 2A3, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.65%, 4.98%, due 08/25/37	3,258,442

	Total Residential Mortgage-Backed Securities — Alt-A	42,815,901

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Small Balance Commercial Mortgages — 4.9%
2,050,970	Bayview Commercial Asset Trust, Series 05-2A, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.58%, 4.90%, due 08/25/35	1,985,296
1,001,332	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.70%, 5.02%, due 01/25/36	946,196
1,322,568	Bayview Commercial Asset Trust, Series 06-1A, Class A2, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.65%, 4.98%, due 04/25/36	1,238,281
531,643	Bayview Commercial Asset Trust, Series 06-1A, Class M1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.68%, 5.01%, due 04/25/36	494,322
733,758	Bayview Commercial Asset Trust, Series 06-2A, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.46%, 4.78%, due 07/25/36	701,806
1,500,911	Bayview Commercial Asset Trust, Series 06-2A, Class A2, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.53%, 4.86%, due 07/25/36	1,439,278
3,509,677	Bayview Commercial Asset Trust, Series 06-3A, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.49%, 4.81%, due 10/25/36	3,362,288
5,790,948	Bayview Commercial Asset Trust, Series 06-SP2, Class A, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.53%, 4.86%, due 01/25/37	5,473,763
977,280	Bayview Commercial Asset Trust, Series 07-1, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.44%, 4.77%, due 03/25/37	927,560
1,637,033	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.47%, 4.80%, due 07/25/37	1,554,508
4,742,739	Bayview Commercial Asset Trust, Series 07-2A, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.52%, 4.84%, due 07/25/37	4,378,574
6,525,696	Bayview Commercial Asset Trust, Series 07-4A, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.79%, 5.11%, due 09/25/37	6,116,962
899,074	Bayview Commercial Asset Trust, Series 08-1, Class A4, 144A, Variable Rate, 1 mo. USD Term SOFR + 2.36%, 6.69%, due 01/25/38	878,372
78,007,466	FRESB Mortgage Trust, Series 20-SB76, Class X1, IO, Variable Rate, 0.00, due 05/25/30	2,845,424
95,937,656	FRESB Mortgage Trust, Series 19-SB63, Class X1, Variable Rate, 1.75%, due 04/25/39	3,400,059
36,221,684	FRESB Mortgage Trust, Series 20-SB74, Class X1, Variable Rate, 0.00, due 03/25/40	1,401,562

See accompanying notes to the financial statements.	36

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Small Balance Commercial Mortgages — continued
134,872,981	FRESB Mortgage Trust, Series 20-SB77, Class X1, IO, Variable Rate, 0.16%, due 06/25/40	4,520,524
1,295,000	Harvest Commercial Capital Loan Trust, Series 19-1, Class M4, 144A, Variable Rate, 4.64%, due 09/25/46	1,220,165
3,500,000	Harvest Commercial Capital Loan Trust, Series 19-1, Class M5, 144A, Variable Rate, 5.73%, due 09/25/46	3,288,071
3,230,000	Harvest Commercial Capital Loan Trust, Series 20-1, Class M4, 144A, Variable Rate, 5.96%, due 04/25/52	3,215,533
1,799,919	Harvest Commercial Capital Loan Trust, Series 24-1, Class A, 6.16%, due 10/25/56	1,838,238
2,169,814	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-1A, Class M1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.61%, 4.94%, due 03/25/37	2,002,201
4,413,175	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-3A, Class M1, 144A, Variable Rate, 5.34%, due 10/25/37	4,367,526
4,650,554	Velocity Commercial Capital Loan Trust, Series 21-4, Class A, 144A, Variable Rate, 2.52%, due 12/26/51	4,168,349
1,314,802	Velocity Commercial Capital Loan Trust, Series 21-4, Class M3, 144A, Variable Rate, 3.81%, due 12/26/51	1,095,470

	Total Small Balance Commercial Mortgages	62,860,328

	Student Loans - Federal Family Education Loan Program — 4.5%
7,791,942	AccessLex Institute, Series 04-2, Class A4, Variable Rate, 90 day USD SOFR Average + 0.60%, 4.94%, due 04/26/32	7,694,300
3,210,659	AccessLex Institute, Series 04-2, Class B, Variable Rate, 90 day USD SOFR Average + 0.96%, 5.30%, due 01/25/43	2,932,637
10,169,477	SLC Student Loan Trust, Series 08-2, Class A4, Variable Rate, 90 day USD SOFR Average + 1.16%, 5.50%, due 06/15/40	10,071,094
7,942,889	SLM Student Loan Trust, Series 08-4, Class A4, Variable Rate, 90 day USD SOFR Average + 1.91%, 6.25%, due 07/25/22	7,961,847
8,373,895	SLM Student Loan Trust, Series 08-5, Class A4, Variable Rate, 90 day USD SOFR Average + 1.96%, 6.30%, due 07/25/23	8,410,549
4,212,351	SLM Student Loan Trust, Series 07-7, Class A4, Variable Rate, 90 day USD SOFR Average + 0.59%, 4.93%, due 01/25/49	4,145,523

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Student Loans - Federal Family Education Loan Program — continued
16,233,550	SLM Student Loan Trust, Series 08-6, Class A4, Variable Rate, 90 day USD SOFR Average + 1.36%, 5.70%, due 07/26/83	16,043,012

	Total Student Loans - Federal Family Education Loan Program	57,258,962

	Student Loans - Private — 12.5%
1,198,821	ELFI Graduate Loan Program LLC, Series 21-A, Class A, 144A, 1.53%, due 12/26/46	1,081,340
4,938,170	KeyCorp Student Loan Trust, Series 05-A, Class 2C, Variable Rate, 3 mo. USD Term SOFR + 1.56%, 5.86%, due 12/27/38	4,841,285
12,158,110	KeyCorp Student Loan Trust, Series 06-A, Class 2C, Variable Rate, 3 mo. USD Term SOFR + 1.41%, 5.71%, due 03/27/42	10,089,953
3,912,827	KeyCorp Student Loan Trust, Series 04-A, Class 2D, Variable Rate, 3 mo. USD Term SOFR + 1.51%, 5.83%, due 07/28/42	3,768,501
8,758,011	National Collegiate Commutation Trust, Series 07-3, Class A3R4, 144A, Variable Rate, 7-DayAuct + 0.00%, 8.64%, due 03/31/38 (a)	1,226,121
7,625,000	National Collegiate II Commutation Trust, Series 07-4, Class A3R7, Variable Rate, 28 day ARS + 0.00%, 8.07%, due 03/25/38 (a)	1,067,500
1,143,803	National Collegiate Student Loan Trust, Series 06-4, Class A4, Variable Rate, 1 mo. USD Term SOFR + 0.42%, 4.75%, due 05/25/32	1,135,568
3,037,501	National Collegiate Student Loan Trust, Series 07-2, Class A4, Variable Rate, 1 mo. USD Term SOFR + 0.40%, 4.73%, due 01/25/33	2,957,981
3,550,987	National Collegiate Student Loan Trust, Series 06-1, Class A5, Variable Rate, 1 mo. USD Term SOFR + 0.46%, 4.79%, due 03/25/33	3,502,429
1,093,613	National Collegiate Student Loan Trust, Series 05-2, Class A51, Variable Rate, 1 mo. USD Term SOFR + 0.48%, 4.81%, due 06/25/33	1,082,570
8,214,711	National Collegiate Student Loan Trust, Series 07-1, Class A4, Variable Rate, 1 mo. USD Term SOFR + 0.42%, 4.74%, due 10/25/33	8,102,549
24,944	National Collegiate Student Loan Trust, Series 07-3, Class A3A4, Variable Rate, 7.94%, due 03/25/38 (b)	19,442
75,000	National Collegiate Student Loan Trust, Series 07-4, Class A3A7, Variable Rate, 7.94%, due 03/25/38 (b)	58,455
3,710,239	Navient Private Education Refi Loan Trust, Series 22-A, Class A, 144A, 2.23%, due 07/15/70	3,392,401
1,222,939	Navient Student Loan Trust, Series 23-BA, Class A1B, 144A, Variable Rate, 30 day USD SOFR Average + 1.70%, 6.04%, due 03/15/72	1,233,242

37	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Student Loans - Private — continued
2,184,318	Nelnet Student Loan Trust, Series 21-A, Class APT1, 144A, 1.36%, due 04/20/62	2,059,580
3,295,432	Nelnet Student Loan Trust, Series 21-DA, Class AFL, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.80%, 5.14%, due 04/20/62	3,285,020
1,939,289	SLM Private Credit Student Loan Trust, Series 03-A, Class C, Variable Rate, 3 mo. USD Term SOFR + 1.86%, 6.18%, due 06/15/32	935,384
1,919,000	SLM Private Credit Student Loan Trust, Series 03-A, Class A3, Variable Rate, 7.09%, due 06/15/32 (b)	1,914,202
5,400,350	SLM Private Credit Student Loan Trust, Series 03-C, Class C, Variable Rate, 3 mo. USD Term SOFR + 1.86%, 6.18%, due 09/15/32	1,512,535
900,000	SLM Private Credit Student Loan Trust, Series 03-C, Class A3, Variable Rate, 8.07%, due 09/15/32 (b)	897,750
2,793,600	SLM Private Credit Student Loan Trust, Series 04-A, Class A3, Variable Rate, 3 mo. USD Term SOFR + 0.66%, 4.98%, due 06/15/33	2,784,658
5,752,875	SLM Private Credit Student Loan Trust, Series 04-B, Class A4, Variable Rate, 3 mo. USD Term SOFR + 0.69%, 5.01%, due 09/15/33	5,683,851
13,075,376	SLM Private Credit Student Loan Trust, Series 05-A, Class A4, Variable Rate, 3 mo. USD Term SOFR + 0.57%, 4.89%, due 12/15/38	12,916,357
14,847,019	SLM Private Credit Student Loan Trust, Series 06-A, Class A5, Variable Rate, 3 mo. USD Term SOFR + 0.55%, 4.87%, due 06/15/39	14,269,013
9,329,115	SLM Private Credit Student Loan Trust, Series 05-B, Class A4, Variable Rate, 3 mo. USD Term SOFR + 0.59%, 4.91%, due 06/15/39	9,113,585
1,392,195	SLM Private Credit Student Loan Trust, Series 06-BW, Class A5, Variable Rate, 3 mo. USD Term SOFR + 0.46%, 4.78%, due 12/15/39	1,355,087
7,078,468	SLM Private Credit Student Loan Trust, Series 06-B, Class A5, Variable Rate, 3 mo. USD Term SOFR + 0.53%, 4.85%, due 12/15/39	6,918,424
2,672,291	SLM Private Credit Student Loan Trust, Series 06-C, Class C, Variable Rate, 3 mo. USD Term SOFR + 0.65%, 4.97%, due 12/15/39	2,519,210
9,553,030	SLM Private Credit Student Loan Trust, Series 07-A, Class A4A, Variable Rate, 3 mo. USD Term SOFR + 0.50%, 4.82%, due 12/16/41	9,356,609
3,238,853	SLM Private Education Loan Trust, Series 10-C, Class A5, 144A, Variable Rate, 1 mo. USD Term SOFR + 4.86%, 9.23%, due 10/15/41	3,397,908

Par Value† / Shares	Description	Value ($)

	Asset-Backed Securities — continued
	Student Loans - Private — continued
5,410,278	SLM Student Loan Trust, Series 08-2, Class A3, Variable Rate, 90 day USD SOFR Average + 1.01%, 5.35%, due 04/25/23	5,410,133
2,097,744	SMB Private Education Loan Trust, Series 15-B, Class B, 144A, 3.50%, due 12/17/40	2,087,769
9,532,071	SMB Private Education Loan Trust, Series 21-A, Class B, 144A, 2.31%, due 01/15/53	9,290,756
1,000	SMB Private Education Loan Trust, Series 23-B, Class R, 144A, 0.00, due 10/16/56 (b)	490,342
418,996	South Carolina Student Loan Corp., Series 15-A, Class A, Variable Rate, 1 mo. USD Term SOFR + 1.61%, 5.94%, due 01/25/36	419,215
3,192,363	Towd Point Asset Trust, Series 18-SL1, Class B, 144A, Variable Rate, 1 mo. USD Term SOFR + 1.16%, 5.49%, due 01/25/46	3,188,834
17,741,000	Towd Point Asset Trust, Series 21-SL1, Class C, 144A, Variable Rate, 1 mo. USD Term SOFR + 1.51%, 5.85%, due 11/20/61	16,889,721

	Total Student Loans - Private	160,255,280

	Total Asset-Backed Securities	911,143,245

	U.S. Government — 16.1%
194,150,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 4.30%, due 04/30/27 (c)	194,126,364
13,200,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 4.30%, due 07/31/27	13,196,716

	Total U.S. Government	207,323,080

	U.S. Government Agency — 6.8%
13,800,000	Uniform Mortgage-Backed Security, TBA, 5.50%, due 09/01/39	14,106,259
9,130,000	Uniform Mortgage-Backed Security, TBA, 3.50%, due 09/01/54	8,246,969
20,383,000	Uniform Mortgage-Backed Security, TBA, 5.50%, due 09/01/54	20,497,751
43,450,000	Uniform Mortgage-Backed Security, TBA, 6.00%, due 09/01/54	44,386,941

	Total U.S. Government Agency	87,237,920

	TOTAL DEBT OBLIGATIONS (COST $1,277,706,624)	1,205,704,245

	INVESTMENT FUNDS — 0.9%

	United States — 0.9%
2,323,242	GMO U.S. Treasury Fund, Class VI (d)	11,639,444

	TOTAL INVESTMENT FUNDS (COST $11,703,541)	11,639,444

See accompanying notes to the financial statements.	38

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares /
Par Value†	Description	Value ($)

	SHORT-TERM INVESTMENTS — 9.8%

	Money Market Funds — 0.1%
921,314	State Street Institutional Treasury Money Market Fund – Premier Class, 4.19% (e)	921,314

	Repurchase Agreements — 9.7%
125,003,526	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 08/29/25 maturing on 09/02/25 with a maturity value of $125,063,389 and an effective yield of 4.31%, collateralized by a U.S. Treasury Note with maturity date 12/15/27 and a market value of $127,701,840.	125,003,526

	TOTAL SHORT-TERM INVESTMENTS (COST $125,924,841)	125,924,840

PURCHASED OPTIONS — 0.0%

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value ($)

Equity Options – Puts — 0.0%
iShares iBoxx $ High Yield Corporate Bond ETF	80.00	09/19/25	340,000	USD 27,492,400	61,200

Description	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Value ($)

Options on Exchange-Traded Futures Contract – Puts — 0.0%
3-Month SOFR Futures	95.63	12/12/25	1,622,500	USD 156,133,175	4,056

TOTAL PURCHASED OPTIONS (COST $220,067)					65,256

TOTAL INVESTMENTS — 104.5% (Cost $1,415,555,073)					1,343,333,785

	Description	Value ($)

	SECURITIES SOLD SHORT — (2.3)%

	DEBT OBLIGATIONS — (2.3)%

	U.S. Government Agency — (2.3)%
(20,000,000)	Uniform Mortgage-Backed Security, TBA, 2.50%, due 09/01/40	(18,782,284)
(10,500,000)	Uniform Mortgage-Backed Security, TBA, 6.00%, due 09/01/54	(10,729,700)

	Total U.S. Government Agency	(29,511,984)

	TOTAL DEBT OBLIGATIONS (PROCEEDS $29,383,555)	(29,511,984)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $29,383,555)	(29,511,984)

	Other Assets and Liabilities (net) — (2.2)%	(27,925,965)

	TOTAL NET ASSETS — 100.0%	$1,285,895,836

39	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2025 (Unaudited)

A summary of outstanding financial instruments at August 31, 2025 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold	Currency Purchased	Net Unrealized Appreciation (Depreciation)($)
10/30/2025	GS	EUR 260,000	USD 304,406	(875)
10/30/2025	MSCI	EUR 6,051,000	USD 7,095,138	(9,702)
10/30/2025	SSB	USD 273,002	EUR 233,000	577

				$(10,000)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
452	U.S. Treasury Note 10 Yr. (CBT)	December 2025	50,850,000	440,332
498	U.S. Treasury Note 2 Yr. (CBT)	December 2025	103,852,453	242,475

300	U.S. Treasury Ultra 10 Yr. (CBT)	December 2025	34,321,875	158,906

			$189,024,328	$841,713

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
424	U.S. Treasury Note 5 Yr. (CBT)	December 2025	46,414,750	(232,121)
11	U.S. Ultra Bond (CBT)	December 2025	1,282,188	7,577

			$47,696,938	$(224,544)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value ($)
Equity Options – Puts
iShares iBoxx $ High Yield Corporate Bond ETF	78.00	09/19/25	(3,400)	USD (27,492,400)	(20,400)

		TOTAL WRITTEN OPTIONS
			(Premiums $46,498)		$(20,400)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount	Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
ITRAXX.XO.42	EUR 21,747,193	5.00%	N/A	N/A	12/20/2029	Quarterly	(1,932,704)	(2,290,241)	(357,537)
ITRAXX.EUR.42	EUR 47,150,000	1.00%	N/A	N/A	12/20/2029	Quarterly	(881,120)	(1,114,579)	(233,459)
CDX.NA.IG.44	USD 132,730,000	1.00%	N/A	N/A	06/20/2030	Quarterly	(2,380,912)	(2,865,110)	(484,198)
ITRAXX.FINSR.43	EUR 104,425,000	1.00%	N/A	N/A	06/20/2030	Quarterly	(1,740,770)	(2,248,724)	(507,954)

							$(6,935,506)	$(8,518,654)	$(1,583,148)

See accompanying notes to the financial statements.	40

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2025 (Unaudited)

Swap Contracts — continued

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.HY.43	GS	USD	11,900,000	5.00%	3.20%	N/A	12/20/2029	Quarterly	(896,533)	(838,374)	58,159
CMBX.NA.A.7	CGMI	USD	330,913	2.00%	N/A	N/A	01/17/2047	Monthly	20,782	74,032	53,250
CMBX.NA.A.7	CGMI	USD	2,330,376	2.00%	N/A	N/A	01/17/2047	Monthly	138,365	521,350	382,985
CMBX.NA.A.7	GS	USD	661,827	2.00%	N/A	N/A	01/17/2047	Monthly	36,437	148,064	111,627
CMBX.NA.AS.7	BOA	USD	275,652	1.00%	N/A	N/A	01/17/2047	Monthly	2,897	109	(2,788)
CMBX.NA.AS.7	DB	USD	465,518	1.00%	0.00%	N/A	01/17/2047	Monthly	(7,336)	185	7,521
CMBX.NA.AS.7	DB	USD	1,020,480	1.00%	N/A	N/A	01/17/2047	Monthly	12,076	405	(11,671)
CMBX.NA.AS.7	GS	USD	269,227	1.00%	N/A	N/A	01/17/2047	Monthly	6,903	107	(6,796)
CMBX.NA.AS.7	MORD	USD	811,964	1.00%	N/A	N/A	01/17/2047	Monthly	12,591	322	(12,269)
CMBX.NA.AA.11	CGMI	USD	4,000,000	1.50%	N/A	N/A	11/18/2054	Monthly	(6,041)	20,101	26,142
CMBX.NA.AA.11	CGMI	USD	4,626,000	1.50%	N/A	N/A	11/18/2054	Monthly	(63,740)	23,248	86,988
CMBX.NA.AA.11	MORD	USD	4,624,500	1.50%	N/A	N/A	11/18/2054	Monthly	(67,279)	23,240	90,519
CMBX.NA.AA.11	MORD	USD	4,624,500	1.50%	N/A	N/A	11/18/2054	Monthly	(61,371)	23,240	84,611
CMBX.NA.BBB-.11	CGMI	USD	5,215,000	3.00%	N/A	N/A	11/18/2054	Monthly	798,547	636,665	(161,882)
CMBX.NA.BBB-.11	CGMI	USD	5,752,000	3.00%	N/A	N/A	11/18/2054	Monthly	1,213,312	702,223	(511,089)
CMBX.NA.BBB-.11	GS	USD	9,940,000	3.00%	0.02%	N/A	11/18/2054	Monthly	1,289,094	1,213,509	(75,585)
CMBX.NA.A.8	CGMI	USD	2,757,126	2.00%	N/A	N/A	10/17/2057	Monthly	144,749	141,074	(3,675)
CMBX.NA.A.8	GS	USD	1,008,557	2.00%	N/A	N/A	10/17/2057	Monthly	17,034	51,604	34,570
CMBX.NA.A.8	MORD	USD	1,102,850	2.00%	N/A	N/A	10/17/2057	Monthly	59,278	56,429	(2,849)
CMBX.NA.BBB-.18	GS	USD	5,156,000	3.00%	0.03%	N/A	12/17/2057	Monthly	331,917	344,420	12,503
CMBX.NA.BBB-.18	GS	USD	8,160,000	3.00%	0.03%	N/A	12/17/2057	Monthly	633,175	545,087	(88,088)
CMBX.NA.BBB-.18	MSCI	USD	5,156,000	3.00%	0.03%	N/A	12/17/2057	Monthly	360,920	344,420	(16,500)
CMBX.NA.BBB-.9	MORD	USD	3,531,098	3.00%	N/A	N/A	09/17/2058	Monthly	403,520	618,472	214,952
CMBX.NA.AA.12	GS	USD	6,974,000	1.50%	0.03%	N/A	08/17/2061	Monthly	(61,732)	54,977	116,709
CMBX.NA.AA.6	GS	USD	495,149	1.50%	N/A	N/A	05/11/2063	Monthly	3,672	58,815	55,143
CMBX.NA.BBB-.6	CGMI	USD	1,658,729	3.00%	N/A	N/A	05/11/2063	Monthly	526,785	136,772	(390,013)
CMBX.NA.BBB-.6	GS	USD	1,583,438	3.00%	0.00%	N/A	05/11/2063	Monthly	223,661	130,564	(93,097)
CMBX.NA.A.15	CGMI	USD	5,000,000	2.00%	N/A	N/A	11/18/2064	Monthly	600,000	227,223	(372,777)
CMBX.NA.A.15	MORD	USD	3,000,000	2.00%	N/A	N/A	11/18/2064	Monthly	287,104	136,333	(150,771)
CMBX.NA.A.15	MSCI	USD	4,560,000	2.00%	N/A	N/A	11/18/2064	Monthly	275,394	207,227	(68,167)
CMBX.NA.BBB-.15	CGMI	USD	5,000,000	3.00%	N/A	N/A	11/18/2064	Monthly	796,875	718,750	(78,125)
CMBX.NA.BBB-.15	GS	USD	5,000,000	3.00%	N/A	N/A	11/18/2064	Monthly	787,500	718,750	(68,750)
CMBX.NA.BBB-.15	MSCI	USD	5,000,000	3.00%	N/A	N/A	11/18/2064	Monthly	718,500	718,750	250
CMBX.NA.A.14	GS	USD	2,682,000	2.00%	0.04%	N/A	12/16/2072	Monthly	349,769	141,316	(208,453)
CMBX.NA.AA.13	CGMI	USD	2,000,000	1.50%	N/A	N/A	12/16/2072	Monthly	147,237	26,978	(120,259)
CMBX.NA.AA.13	CGMI	USD	3,000,000	1.50%	N/A	N/A	12/16/2072	Monthly	138,948	40,468	(98,480)
CMBX.NA.BBB-.14	CGMI	USD	3,933,500	3.00%	N/A	N/A	12/16/2072	Monthly	1,111,214	690,002	(421,212)
CMBX.NA.BBB-.14	GS	USD	1,360,000	3.00%	N/A	N/A	12/16/2072	Monthly	340,000	238,567	(101,433)
Sell Protection^:
CDX.NA.HY.43	GS	USD	18,250,000	5.00%	1.32%	18,250,000 USD	12/20/2029	Quarterly	2,749,160	2,683,164	(65,996)
CDX.NA.HY.43	GS	USD	3,060,000	5.00%	1.32%	3,060,000 USD	12/20/2029	Quarterly	288,677	449,889	161,212
CDX.NA.HY.43	GS	USD	3,060,000	5.00%	3.20%	3,060,000 USD	12/20/2029	Quarterly	(161,755)	215,582	377,337
ITRAXX.EUR.42	BOA	EUR	78,580,000	1.00%	0.24%	78,580,000 EUR	12/20/2029	Quarterly	2,735,206	2,898,744	163,538
ITRAXX.XO.42	CITI	EUR	16,100,000	5.00%	0.52%	16,100,000 EUR	12/20/2029	Quarterly	3,122,806	3,278,235	155,429

41	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2025 (Unaudited)

Swap Contracts — continued

OTC Credit Default Swaps — continued

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
ITRAXX.XO.42	JPM	EUR	31,770,774	5.00%	0.52%	31,770,774 EUR	12/20/2029	Quarterly	6,728,486	6,469,073	(259,413)
CMBX.NA.AA.7	CGMI	USD	801,669	1.50%	N/A	801,669 USD	01/17/2047	Monthly	(20,042)	(99,674)	(79,632)
CMBX.NA.BBB-.17	GS	USD	3,966,000	3.00%	0.05%	3,966,000 USD	12/15/2056	Monthly	(506,904)	(506,858)	46
CMBX.NA.BBB-.17	MSCI	USD	3,966,000	3.00%	0.05%	3,966,000 USD	12/15/2056	Monthly	(526,734)	(506,858)	19,876
CMBX.NA.AAA.10	GS	USD	7,540,000	0.50%	N/A	7,540,000 USD	11/17/2059	Monthly	68,960	26,504	(42,456)
CMBX.NA.AAA.15	CGMI	USD	9,999,340	0.50%	N/A	9,999,340 USD	11/18/2064	Monthly	(373,083)	(35,655)	337,428
CMBX.NA.AAA.15	GS	USD	2,824,814	0.50%	N/A	2,824,814 USD	11/18/2064	Monthly	(43,462)	(10,073)	33,389
CMBX.NA.AAA.15	MSCI	USD	9,119,398	0.50%	N/A	9,119,398 USD	11/18/2064	Monthly	(131,733)	(32,517)	99,216

									$24,553,806	$23,724,980	$(828,826)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of August 31, 2025, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3.81%	USD -SOFR -COMPOUND	USD 26,000,000	08/31/2029	Annually	(8,601)	(501,744)	(493,143)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on iBoxx USD Liquid Leveraged Loans	SOFR	BNP	USD 9,130,000	09/20/2025	Quarterly	$(82)	$(55,215)	$(55,133)

See accompanying notes to the financial statements.	42

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2025 (Unaudited)

As of August 31, 2025, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(b)	Investment valued using significant unobservable inputs (Note 2).

(c)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(d)	Affiliated company (Note 10).

(e)	The rate disclosed is the 7 day net yield as of August 31, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 45.

43	See accompanying notes to the financial statements.

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares / Par Value†	Description	Value ($)

	SHORT-TERM INVESTMENTS — 99.9%

	Money Market Funds — 0.1%
152,598	State Street Institutional Treasury Plus Money Market Fund – Premier Class, 4.19% (a)	152,598

	Repurchase Agreements — 14.6%
24,001,793	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 08/29/25 maturing on 09/02/25 with a maturity value of $24,013,287 and an effective yield of 4.31%, collateralized by a U.S. Treasury Note with maturity date 12/15/27 and a market value of $24,519,893.	24,001,793
20,898,304	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 08/29/25 maturing on 09/02/25 with a maturity value of $20,908,219 and an effective yield of 4.27%, collateralized by a U.S. Treasury Note with maturity date 05/31/29 and a market value of $21,335,895.	20,898,304

	Total Repurchase Agreements	44,900,097

	U.S. Government — 85.2%
92,188,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 4.30%, due 04/30/27	92,176,777
50,000,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 4.30%, due 07/31/27	49,987,559
12,624,399	U.S. Treasury Inflation-Indexed Bonds, 2.00%, due 01/15/26	12,636,947
8,064,314	U.S. Treasury Inflation-Indexed Notes, 0.13%, due 10/15/25	8,048,532
7,945,606	U.S. Treasury Inflation-Indexed Notes, 0.13%, due 04/15/26	7,892,389
7,926,055	U.S. Treasury Inflation-Indexed Notes, 0.13%, due 07/15/26	7,895,673
7,944,294	U.S. Treasury Inflation-Indexed Notes, 0.13%, due 10/15/26	7,898,096
8,000,000	U.S. Treasury Notes, 5.00%, due 10/31/25	8,008,385
17,240,000	U.S. Treasury Notes, 4.25%, due 12/31/25	17,245,051
9,009,000	U.S. Treasury Notes, 4.38%, due 07/31/26	9,045,951
8,918,000	U.S. Treasury Notes, 3.75%, due 08/31/26	8,907,271
8,823,000	U.S. Treasury Notes, 4.63%, due 09/15/26	8,892,452
7,470,000	U.S. Treasury Notes, 4.25%, due 11/30/26	7,509,684
7,500,000	U.S. Treasury Notes, 4.25%, due 12/31/26	7,544,824

Par Value†	Description	Value ($)

	U.S. Government — continued
7,530,000	U.S. Treasury Notes, 4.13%, due 01/31/27	7,567,356

	Total U.S. Government	261,256,947

	TOTAL SHORT-TERM INVESTMENTS (COST $306,199,183)	306,309,642

	TOTAL INVESTMENTS — 99.9% (Cost $306,199,183)	306,309,642

	Other Assets and Liabilities (net) — 0.1%	329,212

	TOTAL NET ASSETS — 100.0%	$306,638,854

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	The rate disclosed is the 7 day net yield as of August 31, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 45.

See accompanying notes to the financial statements.	44

GMO Trust Funds

August 31, 2025 (Unaudited)

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

BNM - Bank Negara Malaysia

BRL CDI - Brazilian Interbank Offered Rate dominated in Brazilian Real.

CDI - Certificado de Deposito Interbancario

CDO - Collateralized Debt Obligation

CLICP - Chilean Interbank Rate denominated in Chilean Peso.

CLO - Collateralized Loan Obligation

CMBS - Commercial Mortgage Backed Security

CMT - Constant Maturity Treasury

CNY-CNREPOFIX=CFXS - China 7 Day Interbank Repo Trading Rate denominated in Chinese Reminibi.

CORRA - Canadian Overnight Repo Rate Average

ETF - Exchange-Traded Fund

EURIBOR - Euro Interbank Offered Rate

EuroSTR - Euro Short-Term Rate

FBIL - Financial Benchmarks India PVT. LTD.

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

GDP - Gross Domestic Product

HIBOR - Hong Kong Interbank Offered Rate

HKAB - Hong Kong Association of Banks

IBR - Indicador Bancario de Referencia

IO - Interest Only

JSC - Joint-Stock Company

KLIBOR - Kuala Lumpur Interbank Offered Rate

KSDA - Korean Securities Dealers Association

LIBOR - London Interbank Offered Rate

MIBOR - Mumbai Interbank Offer Rate

MTA - Monthly Treasury Average Index

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OIS - Overnight Indexed Swaps

PLN WIBOR WIBO - Warsaw Interbank Offered Rate denominated in Polish Zloty.

PRIBOR - Prague Interbank Offered Rate

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

SAFEX - South African Futures Exchange

SARON - Swiss Average Rate Overnight

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona. SOFR - Secured Overnight Financing Rate

SONIA - Sterling Overnight Interbank Average Rate

SORA - Singapore Overnight Rate Average

STEP - Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at August 31, 2025.

TBA - To Be Announced - Delayed Delivery Security

THOR - Thai Overnight Repurchase Rate

TIIE - The Interbank Equilibrium Interest Rate denominated in Mexican Peso

TONA - Tokyo Overnight Average Rate

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar. WIBOR - Warsaw Interbank Offered Rate

XLCA - Insured as to the payment of principal and interest by XL Capital Assurance.

ZAR JIBAR - Johannesburg Interbank Average Rate denominated in South African Rand.

The rates shown on variable rate notes are the current interest rates at August 31, 2025, which are subject to change based on the terms of the security.

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.

BCLY - Barclays Bank PLC

BNP - BNP Paribas

BOA - Bank of America, N.A.

CGMI - Citigroup Global Markets Inc.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital

Services LLC

MSCI - Morgan Stanley & Co.

International PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNY - China Yuan Renminbi

COP - Colombian Peso

CZK - Czech Republic Koruna

DOP - Dominican Republic Peso

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NGN - Nigerian Naira

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philippines Peso

PLN - Polish Zloty

RON - Romanian New Leu

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

TWD - Taiwan New Dollar

USD - United States Dollar

UYU - Uruguay Peso

ZAR - South African Rand

45	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2025 (Unaudited)

	Asset Allocation Bond Fund	Emerging Country Debt Fund	High Yield Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$—	$13,872,057	$—
Investments in unaffiliated issuers, at value (Note 2)(b)	11,305,691	2,324,861,643	123,664,550
Repurchase agreements, at value (Note 2)(c)	25,999,202	79,779,745	14,999,269
Cash	—	197,566	—
Receivable for investments sold	—	37,528,420	—
Dividends and interest receivable	52,931	38,808,007	841,672
Unrealized appreciation on open forward currency contracts (Note 4)	—	1,049,040	450,632
Receivable for variation margin on open cleared swap contracts (Note 4)	4,625	221,877	—
Due from broker (Note 2)	—	18,288,803	5,362
Receivable for open OTC swap contracts (Note 4)	—	1,120,321	2,191,069
Interest receivable for open OTC swap contracts (Note 4)	—	8,507,018	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	11,423	—	27,586

Total assets	37,373,872	2,524,234,497	142,180,140

Liabilities:
Investments sold short, at value (Note 2)(d)	—	22,569,660	—
Foreign currency due to custodian	—	8	—
Due to broker (Note 2)	598	—	—
Payable to affiliate for (Note 5):
Management fee	8,089	711,778	41,768
Shareholder service fee	1,780	235,841	6,614
Payable for variation margin on open futures contracts (Note 4)	170,453	—	1,625
Payable for variation margin on open cleared swap contracts (Note 4)	—	—	29,498
Unrealized depreciation on open forward currency contracts (Note 4)	—	657,044	—
Interest payable for open OTC swap contracts (Note 4)	—	8,880,230	656,556
Payable for open OTC swap contracts (Note 4)	—	2,239,524	—
Payable for reverse repurchase agreements (Note 2)	—	70,453,401	—
Payable to Trustees and related expenses	444	25,013	1,545
Interest and dividend payable for short sales	—	713,655	—
Written options outstanding, at value (Note 4)(e)	—	—	111,504
Accrued expenses	91,698	452,616	84,159

Total liabilities	273,062	106,938,770	933,269

Commitments and contingent liabilities (Note 5)

Net assets	$37,100,810	$2,417,295,727	$141,246,871

(a) Cost of investments – affiliated issuers:	$—	$9,300,000	$—
(b) Cost of investments – unaffiliated issuers:	$11,309,514	$2,640,809,354	$123,459,633
(c) Cost of investments – repurchase agreements:	$25,999,202	$79,779,745	$14,999,269
(d) Proceeds from securities sold short:	$—	$20,556,625	$—
(e) Premiums on written options:	$—	$—	$203,698

See accompanying notes to the financial statements.	46

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2025 (Unaudited) — (Continued)

	Asset Allocation Bond Fund	Emerging Country Debt Fund	High Yield Fund
Net assets consist of:
Paid-in capital	$88,801,675	$3,587,876,563	$144,551,406
Distributable earnings (accumulated loss)	(51,700,865)	(1,170,580,836)	(3,304,535)

	$37,100,810	$2,417,295,727	$141,246,871

Net assets attributable to:

Class III	$—	$928,615,037	$—

Class IV	$—	$1,320,551,423	$—

Class VI	$37,100,810	$168,129,267	$140,614,314

Class I	$—	$—	$632,557

Shares outstanding:

Class III	—	42,559,267	—

Class IV	—	60,658,829	—

Class VI	1,981,961	7,727,930	7,897,166

Class I	—	—	35,612

Net asset value per share:

Class III	$—	$21.82	$—

Class IV	$—	$21.77	$—

Class VI	$18.72	$21.76	$17.81

Class I	$—	$—	$17.76

47	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2025 (Unaudited) — (Continued)

	Multi-Sector Fixed Income Fund	Opportunistic Income Fund	U.S. Treasury Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$18,987,508	$11,639,444	$—
Investments in unaffiliated issuers, at value (Note 2)(b)	55,989,746	1,206,690,815	261,409,545
Repurchase agreements, at value (Note 2)(c)	24,999,116	125,003,526	44,900,097
Foreign currency, at value (Note 2)(d)	—	32,930	—
Cash	22,697	612,034	—
Receivable for investments sold	145,912	29,385,362	—
Receivable for Fund shares sold	—	545,246	—
Dividends and interest receivable	406,190	5,523,962	1,425,828
Unrealized appreciation on open forward currency contracts (Note 4)	103,679	577	—
Receivable for variation margin on open cleared swap contracts (Note 4)	797	160,883	—
Due from broker (Note 2)	279,838	1,641,883	—
Receivable for open OTC swap contracts (Note 4)	—	25,754,989	—
Interest receivable for open OTC swap contracts (Note 4)	—	2,005,084	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	25,219	41,357	15,252

Total assets	100,960,702	1,409,038,092	307,750,722

Liabilities:
Investments sold short, at value (Note 2)(e)	—	29,511,984	—
Foreign currency due to custodian	5,555	—	—
Payable for investments purchased	16,956,766	87,024,803	—
Payable for Fund shares repurchased	—	1,231,394	—
Payable to affiliate for (Note 5):
Management fee	17,865	434,558	26,053
Shareholder service fee	7,738	154,213	—
Payable for variation margin on open futures contracts (Note 4)	47,295	65,079	—
Dividends payable	—	1,174,859	1,005,780
Unrealized depreciation on open forward currency contracts (Note 4)	61,454	10,577	—
Interest payable for open OTC swap contracts (Note 4)	—	1,073,414	—
Payable for open OTC swap contracts (Note 4)	—	2,085,224	—
Payable to Trustees and related expenses	1,116	16,048	4,032
Written options outstanding, at value (Note 4)(f)	—	20,400	—
Accrued expenses	108,975	339,703	76,003

Total liabilities	17,206,764	123,142,256	1,111,868

Net assets	$83,753,938	$1,285,895,836	$306,638,854

(a) Cost of investments – affiliated issuers:	$21,061,149	$11,703,541	$—
(b) Cost of investments – unaffiliated issuers:	$55,617,732	$1,278,848,006	$261,299,086
(c) Cost of investments – repurchase agreements:	$24,999,116	$125,003,526	$44,900,097
(d) Cost of foreign currency:	$53	$24,634	$—
(e) Proceeds from securities sold short:	$—	$29,383,555	$—
(f) Premiums on written options:	$—	$46,498	$—

See accompanying notes to the financial statements.	48

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2025 (Unaudited) — (Continued)

	Multi-Sector Fixed Income Fund	Opportunistic Income Fund	U.S. Treasury Fund
Net assets consist of:
Paid-in capital	$127,706,834	$1,427,567,576	$307,699,497
Distributable earnings (accumulated loss)	(43,952,896)	(141,671,740)	(1,060,643)

	$83,753,938	$1,285,895,836	$306,638,854

Net assets attributable to:

Class III	$13,934,824	$110,943,555	$—

Class IV	$69,819,114	$—	$—

Class VI	$—	$108,576,746	$306,638,854

Class R6	$—	$329,685,811	$—

Class I	$—	$736,689,724	$—

Shares outstanding:

Class III	793,083	4,541,352	—

Class IV	3,951,281	—	—

Class VI	—	4,444,278	61,218,185

Class R6	—	13,549,039	—

Class I	—	30,222,292	—

Net asset value per share:

Class III	$17.57	$24.43	$—

Class IV	$17.67	$—	$—

Class VI	$—	$24.43	$5.01

Class R6	$—	$24.33	$—

Class I	$—	$24.38	$—

49	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2025 (Unaudited)

	Asset Allocation Bond Fund	Emerging Country Debt Fund	High Yield Fund
Investment income:
Interest	$796,517	$100,260,883	$2,872,085
Dividends from unaffiliated issuers	49,013	82,718	63,481
Other income	—	1,278	—

Total investment income	845,530	100,344,879	2,935,566

Expenses:
Management fee (Note 5)	48,197	4,082,081	240,582
Shareholder service fee – Class III (Note 5)	—	682,642	—
Shareholder service fee – Class IV (Note 5)	—	631,049	—
Shareholder service fee – Class VI (Note 5)	10,603	44,091	37,625
Shareholder service fee – Class I (Note 5)	—	—	494
Audit and tax fees	48,734	86,842	44,176
Custodian, fund accounting, administration and transfer agent fees	12,767	185,175	26,874
Legal fees	8,681	52,840	4,918
Registration fees	928	10,068	10,750
Trustees’ fees and related expenses (Note 5)	1,396	80,540	4,893
Interest expense (Note 2)	—	1,217,759	—
Miscellaneous	832	44,481	9,063

Total expenses	132,138	7,117,568	379,375
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(59,394)	—	(125,502)

Net expenses	72,744	7,117,568	253,873

Net investment income (loss)	772,786	93,227,311	2,681,693

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	6,589	739,126	2,002,877
Investments in securities sold short	—	137,250	—
Futures contracts	160,274	—	168,439
Written options	—	—	(743,106)
Swap contracts	(139,480)	4,978,269	2,443,985
Forward currency contracts	—	(27,714,768)	(1,583,816)
Foreign currency and foreign currency related transactions	—	296,555	(55,710)

Net realized gain (loss)	27,383	(21,563,568)	2,232,669

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(16,478)	94,962,871	(1,331,926)
Investments in affiliated issuers	—	707,628	—
Investments in securities sold short	—	(1,769,268)	—
Futures contracts	(673,947)	—	(326)
Written options	—	—	117,178
Swap contracts	(120,610)	3,908,952	1,032,260
Forward currency contracts	—	3,544,369	1,384,676
Foreign currency and foreign currency related transactions	—	121,615	—

Net change in unrealized appreciation (depreciation)	(811,035)	101,476,167	1,201,862

Net realized and unrealized gain (loss)	(783,652)	79,912,599	3,434,531

Net increase (decrease) in net assets resulting from operations	$(10,866)	$173,139,910	$6,116,224

See accompanying notes to the financial statements.	50

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2025 (Unaudited) — (Continued)

	Multi-Sector Fixed Income Fund	Opportunistic Income Fund	U.S. Treasury Fund
Investment income:
Interest	$1,304,168	$39,974,950	$8,687,947
Dividends from affiliated issuers (Note 10)	494,628	255,193	—
Dividends from unaffiliated issuers	33,771	96,311	5,363

Total investment income	1,832,567	40,326,454	8,693,310

Expenses:
Management fee (Note 5)	102,834	2,705,752	154,375
Shareholder service fee – Class III (Note 5)	10,077	86,248	—
Shareholder service fee – Class IV (Note 5)	34,416	—	—
Shareholder service fee – Class VI (Note 5)	—	30,256	—
Shareholder service fee – Class R6 (Note 5)	—	239,309	—
Shareholder service fee – Class I (Note 5)	—	606,583	—
Audit and tax fees	48,204	66,780	21,852
Custodian, fund accounting, administration and transfer agent fees	53,890	603,075	30,293
Legal fees	9,891	34,688	9,258
Registration fees	2,599	25,187	950
Trustees’ fees and related expenses (Note 5)	3,129	49,473	13,702
Miscellaneous	7,648	59,667	4,459

Total expenses	272,688	4,507,018	234,889
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(103,920)	(137,977)	(60,410)
Indirectly incurred management fees waived or borne by GMO (Note 5)	(36,766)	(4,694)	—
Indirectly incurred shareholder service fees waived or borne by GMO (Note 5)	(5,196)	—	—

Net expenses	126,806	4,364,347	174,479

Net investment income (loss)	1,705,761	35,962,107	8,518,831

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	3,233,883	623,120	347,676
Investments in securities sold short	—	(227,143)	—
Futures contracts	16,965	1,710,872	—
Written options	—	702,598	—
Swap contracts	1,469,556	(388,699)	—
Forward currency contracts	(840,987)	(623,549)	—
Foreign currency and foreign currency related transactions	(6,417)	(166)	—

Net realized gain (loss)	3,873,000	1,797,033	347,676

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(4,356,157)	(1,001,843)	(544,299)
Investments in affiliated issuers	235,087	—	—
Investments in securities sold short	—	330,452	—
Futures contracts	(174,893)	(316,761)	—
Written options	—	(101,996)	—
Swap contracts	288,611	(245,971)	—
Forward currency contracts	369,193	(30,439)	—
Foreign currency and foreign currency related transactions	(41,130)	1,488	—

Net change in unrealized appreciation (depreciation)	(3,679,289)	(1,365,070)	(544,299)

Net realized and unrealized gain (loss)	193,711	431,963	(196,623)

Net increase (decrease) in net assets resulting from operations	$1,899,472	$36,394,070	$8,322,208

51	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets

	Asset Allocation Bond Fund		Emerging Country Debt Fund

	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$772,786	$1,837,702	$93,227,311	$158,637,956

Net realized gain (loss)	27,383	(1,766,661)	(21,563,568)	(159,981,394)

Change in net unrealized appreciation (depreciation)	(811,035)	631,959	101,476,167	340,726,832

Net increase (decrease) in net assets from operations	(10,866)	703,000	173,139,910	339,383,394

Distributions to shareholders:

Class III	—	—	(13,270,604)	(59,497,375)

Class IV	—	—	(19,024,462)	(77,986,472)

Class VI	(126,786)	(1,873,103)	(2,457,575)	(10,742,727)

Total distributions	(126,786)	(1,873,103)	(34,752,641)	(148,226,574)

Net share transactions (Note 9):

Class III	—	—	(53,646,539)	(246,557,877)

Class IV	—	—	1,773,612	200,409,914

Class VI	(4,140,422)	2,322,468	(4,455,775)	(90,045,151)

Increase (decrease) in net assets resulting from net share transactions	(4,140,422)	2,322,468	(56,328,702)	(136,193,114)

Purchase premiums and redemption fees (Notes 2 and 9):

Class III	—	—	271,899	926,538

Class IV	—	—	376,233	934,892

Class VI	—	—	47,855	168,411

Increase (decrease) in net assets resulting from purchase premiums and redemption fees	—	—	695,987	2,029,841

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(4,140,422)	2,322,468	(55,632,715)	(134,163,273)

Total increase (decrease) in net assets	(4,278,074)	1,152,365	82,754,554	56,993,547

Net assets:

Beginning of period	41,378,884	40,226,519	2,334,541,173	2,277,547,626

End of period	$37,100,810	$41,378,884	$2,417,295,727	$2,334,541,173

See accompanying notes to the financial statements.	52

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	High Yield Fund		Multi-Sector Fixed Income Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$2,681,693	$5,317,138	$1,705,761	$2,779,541

Net realized gain (loss)	2,232,669	11,267,609	3,873,000	(2,160,916)

Change in net unrealized appreciation (depreciation)	1,201,862	(2,716,432)	(3,679,289)	3,903,021

Net increase (decrease) in net assets from operations	6,116,224	13,868,315	1,899,472	4,521,646

Distributions to shareholders:

Class III	—	—	(141,727)	(586,364)

Class IV	—	—	(746,878)	(2,964,412)

Class VI	—	(18,390,218)	—	—

Class I	—	(26,781)	—	—

Total distributions	—	(18,416,999)	(888,605)	(3,550,776)

Net share transactions (Note 9):

Class III	—	—	386,727	1,050,609

Class IV	—	—	110,714	4,205,040

Class VI	1,094,888	(21,440,530)	—	—

Class I	(146,167)	666,264	—	—

Increase (decrease) in net assets resulting from net share transactions	948,721	(20,774,266)	497,441	5,255,649

Total increase (decrease) in net assets	7,064,945	(25,322,950)	1,508,308	6,226,519

Net assets:

Beginning of period	134,181,926	159,504,876	82,245,630	76,019,111

End of period	$141,246,871	$134,181,926	$83,753,938	$82,245,630

53	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Opportunistic Income Fund		U.S. Treasury Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$35,962,107	$87,291,117	$8,518,831	$21,418,424

Net realized gain (loss)	1,797,033	(16,545,450)	347,676	520,268

Change in net unrealized appreciation (depreciation)	(1,365,070)	28,951,497	(544,299)	188,764

Net increase (decrease) in net assets from operations	36,394,070	99,697,164	8,322,208	22,127,456

Distributions to shareholders:

Class III	(3,281,211)	(5,824,171)	—	—

Class VI	(3,363,974)	(10,482,228)	(8,481,879)	(21,486,831)

Class R6	(9,161,867)	(12,303,129)	—	—

Class I	(22,710,453)	(45,431,651)	—	—

Total distributions	(38,517,505)	(74,041,179)	(8,481,879)	(21,486,831)

Net share transactions (Note 9):

Class III	(7,690,557)	47,026,357	—	—

Class VI	(49,796,543)	(91,558,971)	(3,127,173)	(240,163,994)

Class R6	12,447,304	135,691,096	—	—

Class I	(156,812,259)	(57,132,158)	—	—

Increase (decrease) in net assets resulting from net share transactions	(201,852,055)	34,026,324	(3,127,173)	(240,163,994)

Total increase (decrease) in net assets	(203,975,490)	59,682,309	(3,286,844)	(239,523,369)

Net assets:

Beginning of period	1,489,871,326	1,430,189,017	309,925,698	549,449,067

End of period	$1,285,895,836	$1,489,871,326	$306,638,854	$309,925,698

See accompanying notes to the financial statements.	54

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

ASSET ALLOCATION BOND FUND

	Class VI Shares
	Six Months Ended August 31, 2025		Year Ended February 28/29,
	(Unaudited)		2025		2024		2023		2022		2021

Net asset value, beginning of period	$18.80		$19.52		$20.37		$23.52		$23.88		$22.72

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.37		0.86		0.92		0.40		0.39		0.27

Net realized and unrealized gain (loss)	(0.39)		(0.67)		(0.71)		(3.40)		(0.31)		1.18

Total from investment operations	(0.02)		0.19		0.21		(3.00)		0.08		1.45

Less distributions to shareholders:

From net investment income	(0.06)		(0.91)		(1.06)		(0.15)		(0.44)		(0.29)

Total distributions	(0.06)		(0.91)		(1.06)		(0.15)		(0.44)		(0.29)

Net asset value, end of period	$18.72		$18.80		$19.52		$20.37		$23.52		$23.88

Total Return(b)	(0.09	)%**	1.22%		0.88%		(12.81)%		0.26%		6.39%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$37,101		$41,379		$40,227		$20,131		$37,997		$58,621

Net operating expenses to average daily net assets	0.38	%(c) *	0.37	%(c)	0.35	%(c)	0.32	%(c)	0.31	%(c)	0.31	%(c)

Total net expenses to average daily net assets	0.38	%(c) *	0.37	%(c)	0.35	%(c)	0.32	%(c)	0.31	%(c)	0.31	%(c)

Net investment income (loss) to average daily net assets(a)	4.01	%*	4.48%		4.61%		1.88%		1.60%		1.15%

Portfolio turnover rate(d)	91	%**	84%		0%		95%		209%		30%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.31	%*	0.28%		0.39%		0.61%		0.17	%(e)	0.08	%(e)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021

Portfolio turnover rate including transactions in USTF	N/A	N/A	N/A	96%	206%	39%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

55	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING COUNTRY DEBT FUND

	Class III Shares
	Six Months Ended August 31, 2025		Year Ended February 28/29,
	(Unaudited)		2025	2024		2023		2022		2021

Net asset value, beginning of period	$20.56		$18.90	$17.71		$21.34		$25.54		$27.38

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.83		1.40	1.27		1.28		1.42		1.56

Net realized and unrealized gain (loss)	0.74		1.61	1.82		(2.52)		(3.16)		(0.85)

Total from investment operations	1.57		3.01	3.09		(1.24)		(1.74)		0.71

Less distributions to shareholders:

From net investment income	(0.31)		(1.35)	(1.90)		(2.39)		(1.82)		(1.93)

From net realized gains	—		—	—		—		(0.64)		(0.62)

Total distributions	(0.31)		(1.35)	(1.90)		(2.39)		(2.46)		(2.55)

Net asset value, end of period	$21.82		$20.56	$18.90		$17.71		$21.34		$25.54

Total Return(b)	7.71	%**	16.21%	18.14%		(5.52)%		(7.83)%		2.67%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$928,615		$928,858	$1,085,552		$1,222,989		$942,565		$1,010,106

Net operating expenses to average daily net assets(c)	0.54	%*	0.54%	0.54%		0.54%		0.53%		0.54%

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	0.10	%*	0.06%	0.04%		0.00	%(e)	—		0.00	%(e)

Total net expenses to average daily net assets(c)	0.64	%*	0.60%	0.58%		0.54%		0.53%		0.54%

Net investment income (loss) to average daily net assets(a)	7.97	%*	6.98%	6.96%		6.75%		5.62%		6.02%

Portfolio turnover rate(f)	17	%**	35%	20%		32%		34%		56%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	—		—	0.00	%(e) (g)	—		0.00	%(e) (g)	0.00	%(e) (g)

Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.02	$0.04		$0.02		$0.02		$0.03

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021

Portfolio turnover rate including transactions in USTF	N/A	N/A	20%	32%	33%	55%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	56

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING COUNTRY DEBT FUND (continued)

	Class IV Shares
	Six Months Ended August 31, 2025		Year Ended February 28/29,
	(Unaudited)		2025	2024		2023		2022		2021

Net asset value, beginning of period	$20.52		$18.86	$17.67		$21.30		$25.50		$27.34

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.83		1.41	1.27		1.28		1.41		1.39

Net realized and unrealized gain (loss)	0.74		1.62	1.82		(2.51)		(3.14)		(0.66)

Total from investment operations	1.57		3.03	3.09		(1.23)		(1.73)		0.73

Less distributions to shareholders:

From net investment income	(0.32)		(1.37)	(1.90)		(2.40)		(1.83)		(1.95)

From net realized gains	—		—	—		—		(0.64)		(0.62)

Total distributions	(0.32)		(1.37)	(1.90)		(2.40)		(2.47)		(2.57)

Net asset value, end of period	$21.77		$20.52	$18.86		$17.67		$21.30		$25.50

Total Return(b)	7.70	%**	16.34%	18.22%		(5.48)%		(7.82)%		2.73%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$1,320,551		$1,242,784	$955,908		$1,170,559		$1,531,528		$3,218,116

Net operating expenses to average daily net assets(c)	0.49	%*	0.48%	0.49%		0.49%		0.48%		0.49%

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	0.10	%*	0.07%	0.04%		0.00	%(e)	—		0.00	%(e)

Total net expenses to average daily net assets(c)	0.59	%*	0.55%	0.53%		0.49%		0.48%		0.49%

Net investment income (loss) to average daily net assets(a)	8.00	%*	7.03%	7.02%		6.78%		5.56%		5.38%

Portfolio turnover rate(f)	17	%**	35%	20%		32%		34%		56%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	—		—	0.00	%(e) (g)	—		0.00	%(e) (g)	0.00	%(e) (g)

Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.02	$0.03		$0.02		$0.02		$0.03

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021

Portfolio turnover rate including transactions in USTF	N/A	N/A	20%	32%	33%	55%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

57	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING COUNTRY DEBT FUND (continued)

	Class VI Shares
	Six Months Ended August 31, 2025 (Unaudited)		Year Ended February 28/29,					Period from July 29, 2021 (commencement of operations) through February 28, 2022
			2025	2024		2023

Net asset value, beginning of period	$20.50		$18.85	$17.66		$21.30		$25.89

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.84		1.41	1.28		1.27		0.77

Net realized and unrealized gain (loss)	0.74		1.61	1.82		(2.51)		(3.60)

Total from investment operations	1.58		3.02	3.10		(1.24)		(2.83)

Less distributions to shareholders:

From net investment income	(0.32)		(1.37)	(1.91)		(2.40)		(1.55)

From net realized gains	—		—	—		—		(0.21)

Total distributions	(0.32)		(1.37)	(1.91)		(2.40)		(1.76)

Net asset value, end of period	$21.76		$20.50	$18.85		$17.66		$21.30

Total Return(b)	7.77	%**	16.33%	18.27%		(5.49)%		(11.63	)%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$168,129		$162,899	$236,087		$392,813		$1,255,123

Net operating expenses to average daily net assets(c)	0.45	%*	0.44%	0.44%		0.44%		0.43	%*

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	0.10	%*	0.06%	0.04%		0.00	%(e)	—

Total net expenses to average daily net assets(c)	0.55	%*	0.50%	0.48%		0.44%		0.43	%*

Net investment income (loss) to average daily net assets(a)	8.06	%*	7.09%	7.06%		6.68%		5.35	%*

Portfolio turnover rate(f)	17	%**	35%	20%		32%		34	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	—		—	0.00	%(e) (g)	—		0.00	%(e) (g) *

Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.02	$0.04		$0.02		$0.01

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	N/A	N/A	20%	32%	33%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	58

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

HIGH YIELD FUND

	Class VI Shares
	Six Months Ended August 31, 2025		Year Ended February 28/29,
	(Unaudited)		2025	2024	2023		2022		2021

Net asset value, beginning of period	$17.03		$17.79	$16.73	$18.61		$20.90		$19.94

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.34		0.65	0.64	0.32		0.21		0.64

Net realized and unrealized gain (loss)	0.44		1.01	1.20	(0.87)		0.13		0.77

Total from investment operations	0.78		1.66	1.84	(0.55)		0.34		1.41

Less distributions to shareholders:

From net investment income	—		(2.42)	(0.78)	(1.30)		(0.68)		(0.40)

From net realized gains	—		—	—	(0.03)		(1.95)		(0.05)

Total distributions	—		(2.42)	(0.78)	(1.33)		(2.63)		(0.45)

Net asset value, end of period	$17.81		$17.03	$17.79	$16.73		$18.61		$20.90

Total Return(b)	4.58	%**	9.95%	11.03%	(2.90)%		1.35%		7.21%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$140,614		$133,424	$159,413	$257,215		$84,586		$94,545

Net operating expenses to average daily net assets(c)	0.37	%*	0.46%	0.46%	0.46%		0.51%		0.52	%(d)

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	—		—	—	0.00	%(f)	0.00	%(f)	0.00	%(f)

Total net expenses to average daily net assets(c)	0.37	%*	0.46%	0.46%	0.46%		0.51%		0.52	%(d)

Net investment income (loss) to average daily net assets(a)	3.90	%*	3.67%	3.70%	1.86%		1.05%		3.23%

Portfolio turnover rate(g)	100	%**	115%	94%	31%		98%		288%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.18	%*	0.08%	0.06%	0.01%		0.03%		0.00	%(f) (h)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Includes recoupment of past reimbursed and/or waived fees (Note 5).
(e)

Interest expense incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)	Rounds to less than 0.01%.
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021

Portfolio turnover rate including transactions in USTF	N/A	N/A	N/A	N/A	N/A	317%

(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

59	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

HIGH YIELD FUND (continued)

	Class I Shares
	Six Months Ended August 31, 2025		Year Ended February 28/29,	Period from April 13, 2023 (commencement of operations) through February 29, 2024
	(Unaudited)		2025

Net asset value, beginning of period	$17.00		$17.78	$17.15

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.33		0.59	0.54

Net realized and unrealized gain (loss)	0.43		1.04	0.86

Total from investment operations	0.76		1.63	1.40

Less distributions to shareholders:

From net investment income	—		(2.41)	(0.77)

Total distributions	—		(2.41)	(0.77)

Net asset value, end of period	$17.76		$17.00	$17.78

Total Return(b)	4.47	%**	9.75%	8.20	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$633		$758	$92

Net expenses to average daily net assets(c)	0.48	%*	0.65%	0.60	%*

Net investment income (loss) to average daily net assets(a)	3.79	%*	3.42%	3.47	%*

Portfolio turnover rate	100	%**	115%	94	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.26	%*	1.37%	0.47	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	60

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

MULTI-SECTOR FIXED INCOME FUND

	Class III Shares
	Six Months Ended August 31, 2025		Year Ended February 28/29,
	(Unaudited)		2025	2024	2023		2022		2021

Net asset value, beginning of period	$17.36		$17.17	$16.54	$18.84		$20.13		$22.19

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.36		0.60	0.69	0.47		0.27		0.43

Net realized and unrealized gain (loss)	0.04		0.38	(0.06)	(2.45)		(0.99)		(0.24	)(b)

Total from investment operations	0.40		0.98	0.63	(1.98)		(0.72)		0.19

Less distributions to shareholders:

From net investment income	(0.19)		(0.79)	—	(0.32)		—		(0.93)

From net realized gains	—		—	—	—		(0.57)		(1.32)

Total distributions	(0.19)		(0.79)	—	(0.32)		(0.57)		(2.25)

Net asset value, end of period	$17.57		$17.36	$17.17	$16.54		$18.84		$20.13

Total Return(c)	2.31	%**	5.82%	3.81%	(10.54)%		(3.74)%		0.59%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$13,935		$13,377	$12,166	$14,757		$8,803		$31,602

Net operating expenses to average daily net assets(d)	0.35	%*	0.35%	0.32%	0.29%		0.31%		0.30%

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	—		—	—	0.00	%(f)	0.00	%(f)	0.00	%(f)

Total net expenses to average daily net assets(d)	0.35	%*	0.35%	0.32%	0.29%		0.31%		0.30%

Net investment income (loss) to average daily net assets(a)	4.10	%*	3.44%	4.12%	2.70%		1.33%		1.98%

Portfolio turnover rate(g)	260	%**	444%	419%	326%		256%		262%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(h)	0.35	%*	0.35%	0.30%	0.33%		0.24%		0.19%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

Interest expense incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)	Rounds to less than 0.01%.
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021

Portfolio turnover rate including transactions in USTF	N/A	N/A	N/A	329%	263%	335%

(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

61	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

MULTI-SECTOR FIXED INCOME FUND (continued)

	Class IV Shares
	Six Months Ended August 31, 2025		Year Ended February 28/29,
	(Unaudited)		2025	2024	2023		2022		2021

Net asset value, beginning of period	$17.45		$17.26	$16.61	$18.93		$20.20		$22.26

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.37		0.61	0.70	0.47		0.28		0.35

Net realized and unrealized gain (loss)	0.04		0.37	(0.05)	(2.46)		(0.98)		(0.16	)(b)

Total from investment operations	0.41		0.98	0.65	(1.99)		(0.70)		0.19

Less distributions to shareholders:

From net investment income	(0.19)		(0.79)	—	(0.33)		—		(0.93)

From net realized gains	—		—	—	—		(0.57)		(1.32)

Total distributions	(0.19)		(0.79)	—	(0.33)		(0.57)		(2.25)

Net asset value, end of period	$17.67		$17.45	$17.26	$16.61		$18.93		$20.20

Total Return(c)	2.37	%**	5.84%	3.91%	(10.56)%		(3.63)%		0.59%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$69,819		$68,868	$63,853	$89,113		$116,178		$133,862

Net operating expenses to average daily net assets(d)	0.30	%*	0.30%	0.27%	0.24%		0.25%		0.24%

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	—		—	—	0.00	%(f)	0.00	%(f)	0.00	%(f)

Total net expenses to average daily net assets(d)	0.30	%*	0.30%	0.27%	0.24%		0.25%		0.24%

Net investment income (loss) to average daily net assets(a)	4.16	%*	3.49%	4.13%	2.70%		1.39%		1.57%

Portfolio turnover rate(g)	260	%**	444%	419%	326%		256%		262%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(h)	0.35	%*	0.35%	0.30%	0.33%		0.25%		0.19%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

Interest expense incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)	Rounds to less than 0.01%.
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021

Portfolio turnover rate including transactions in USTF	N/A	N/A	N/A	329%	263%	335%

(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	62

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

OPPORTUNISTIC INCOME FUND

	Class III Shares
	Six Months Ended August 31, 2025		Year Ended February 28/29,						Period from February 1, 2022 (commencement of operations through February 28,		Period from July 21, 2021 (commencement of operations) through December 28,
	(Unaudited)		2025		2024		2023		2022		2021

Net asset value, beginning of period	$24.45		$24.00		$24.11		$25.56		$25.66		$25.88

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.66		1.40		1.51		1.05		0.07		0.44

Net realized and unrealized gain (loss)	0.02	(b)	0.23		0.01		(1.23)		(0.17)		(0.33)

Total from investment operations	0.68		1.63		1.52		(0.18)		(0.10)		0.11

Less distributions to shareholders:

From net investment income	(0.70)		(1.18)		(1.63)		(0.90)		—		(0.42)

From net realized gains	—		—		—		(0.37)		—		—

Total distributions	(0.70)		(1.18)		(1.63)		(1.27)		—		(0.42)

Net asset value, end of period	$24.43		$24.45		$24.00		$24.11		$25.56		$25.57

Total Return(c)	2.84	%**	6.98%		6.44%		(0.66)%		(0.39	)%**	0.43	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$110,944		$118,769		$69,589		$48,101		$12,281		$13,847

Net operating expenses to average daily net assets(d)	0.58	%*	0.58%		0.57%		0.56%		0.70	%*	0.56	%*

Interest and/or dividend expenses to average daily net assets(e)	—		—		0.00	%(f)	0.00	%(f)	0.00	%(f) *	0.00	%(f) *

Total net expenses to average daily net assets(d)	0.58	%*	0.58%		0.57%		0.56%		0.70	%*	0.56	%*

Net investment income (loss) to average daily net assets(a)	5.38	%*	5.79%		6.19%		4.19%		3.92	%*	3.84	%*

Portfolio turnover rate(g)	139	%**	277%		160%		73%		95	%**	95	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%(h) *	0.03	%(h)	0.04	%(h)	0.06%		0.08	%*	0.04	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)	Rounds to less than 0.01%.
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021

Portfolio turnover rate including transactions in USTF	138%	275%	159%	72%	94%	45%

(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

63	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

OPPORTUNISTIC INCOME FUND (continued)

	Class VI Shares
	Six Months Ended August 31, 2025		Year Ended February 28/29,
	(Unaudited)		2025		2024		2023		2022		2021

Net asset value, beginning of period	$24.45		$24.00		$24.10		$25.56		$25.84		$26.15

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.67		1.43		1.52		1.11		0.81		1.06

Net realized and unrealized gain (loss)	0.03	(b)	0.22		0.03		(1.27)		(0.55)		(0.31)

Total from investment operations	0.70		1.65		1.55		(0.16)		0.26		0.75

Less distributions to shareholders:

From net investment income	(0.72)		(1.20)		(1.65)		(0.93)		(0.54)		(1.06)

From net realized gains	—		—		—		(0.37)		—		—

Total distributions	(0.72)		(1.20)		(1.65)		(1.30)		(0.54)		(1.06)

Net asset value, end of period	$24.43		$24.45		$24.00		$24.10		$25.56		$25.84

Total Return(c)	2.89	%**	7.07%		6.56%		(0.58)%		1.00%		2.95%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$108,577		$158,635		$246,187		$389,295		$375,117		$477,457

Net operating expenses to average daily net assets(d)	0.49	%*	0.48%		0.48%		0.47%		0.47%		0.47%

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	—		—		0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)

Total net expenses to average daily net assets(d)	0.49	%*	0.48%		0.48%		0.47%		0.47%		0.47%

Net investment income (loss) to average daily net assets(a)	5.48	%*	5.90%		6.24%		4.52%		3.13%		4.12%

Portfolio turnover rate(g)	139	%**	277%		160%		73%		95%		43%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%(h) *	0.03	%(h)	0.03	%(h)	0.05%		0.05	%(h)	0.05	%(h)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)	Rounds to less than 0.01%.
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021

Portfolio turnover rate including transactions in USTF	138%	275%	159%	72%	94%	45%

(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	64

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

OPPORTUNISTIC INCOME FUND (continued)

	Class R6 Shares
	Six Months Ended August 31, 2025		Year Ended February 28/29,						Period from May 19, 2021 (commencement of operations) through February 28, 2022
	(Unaudited)		2025		2024		2023

Net asset value, beginning of period	$24.35		$23.91		$24.02		$25.48		$25.86

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.66		1.38		1.50		1.08		0.67

Net realized and unrealized gain (loss)	0.02	(b)	0.25		0.01		(1.27)		(0.51)

Total from investment operations	0.68		1.63		1.51		(0.19)		0.16

Less distributions to shareholders:

From net investment income	(0.70)		(1.19)		(1.62)		(0.90)		(0.54)

From net realized gains	—		—		—		(0.37)		—

Total distributions	(0.70)		(1.19)		(1.62)		(1.27)		(0.54)

Net asset value, end of period	$24.33		$24.35		$23.91		$24.02		$25.48

Total Return(c)	2.85	%**	6.96%		6.43%		(0.68)%		0.62	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$329,686		$317,487		$178,391		$186,230		$152,877

Net operating expenses to average daily net assets(d)	0.58	%*	0.58%		0.57%		0.56%		0.58	%*

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	—		—		0.00	%(f)	0.00	%(f)	0.00	%(f) *

Total net expenses to average daily net assets(d)	0.58	%*	0.58%		0.57%		0.56%		0.58	%*

Net investment income (loss) to average daily net assets(a)	5.38	%*	5.73%		6.16%		4.42%		3.29	%*

Portfolio turnover rate(g)	139	%**	277%		160%		73%		95	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%(h) *	0.02	%(h)	0.04	%(h)	0.05%		0.05	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)	Rounds to less than 0.01%.
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	138%	275%	159%	72%	94%

(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

65	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

OPPORTUNISTIC INCOME FUND (continued)

	Class I Shares
	Six Months Ended August 31, 2025		Year Ended February 28/29,
	(Unaudited)		2025		2024		2023		2022		2021

Net asset value, beginning of period	$24.39		$23.95		$24.06		$25.51		$25.80		$26.12

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.64		1.37		1.48		1.06		0.77		0.89

Net realized and unrealized gain (loss)	0.04	(b)	0.23		0.01		(1.26)		(0.57)		(0.18)

Total from investment operations	0.68		1.60		1.49		(0.20)		0.20		0.71

Less distributions to shareholders:

From net investment income	(0.69)		(1.16)		(1.60)		(0.88)		(0.49)		(1.03)

From net realized gains	—		—		—		(0.37)		—		—

Total distributions	(0.69)		(1.16)		(1.60)		(1.25)		(0.49)		(1.03)

Net asset value, end of period	$24.38		$24.39		$23.95		$24.06		$25.51		$25.80

Total Return(c)	2.82	%**	6.84%		6.33%		(0.73)%		0.77%		2.79%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$736,690		$894,980		$936,022		$503,531		$443,602		$417,150

Net operating expenses to average daily net assets(d)	0.70	%*	0.69%		0.67%		0.66%		0.67%		0.68%

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	—		—		0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)

Total net expenses to average daily net assets(d)	0.70	%*	0.69%		0.67%		0.66%		0.67%		0.68%

Net investment income (loss) to average daily net assets(a)	5.26	%*	5.68%		6.09%		4.33%		2.97%		3.47%

Portfolio turnover rate(g)	139	%**	277%		160%		73%		95%		43%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%(h) *	0.03	%(h)	0.04	%(h)	0.05%		0.05	%(h)	0.07	%(h)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)	Rounds to less than 0.01%.
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	138%	275%	159%	72%	94%	45%

(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	66

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. TREASURY FUND

	Class VI Shares
	Six Months Ended August 31, 2025		Year Ended February 28/29,
	(Unaudited)		2025	2024	2023	2022		2021

Net asset value, beginning of period	$5.01		$5.00	$4.99	$5.01	$5.04		$5.02

Income (loss) from investment operations:

Net investment income (loss)†	0.11		0.25	0.26	0.13	0.01		0.01

Net realized and unrealized gain (loss)	0.00		0.00 (a)	0.01	(0.03)	(0.04)		0.02

Total from investment operations	0.11		0.25	0.27	0.10	(0.03)		0.03

Less distributions to shareholders:

From net investment income	(0.11)		(0.24)	(0.26)	(0.12)	(0.00	)(a)	(0.01)

From net realized gains	—		—	—	—	(0.00	)(a)	(0.00	)(a)

Total distributions	(0.11)		(0.24)	(0.26)	(0.12)	(0.00	)(a)	(0.01)

Net asset value, end of period	$5.01		$5.01	$5.00	$4.99	$5.01		$5.04

Total Return(b)	2.22	%**	5.22%	5.54%	2.00%	(0.37)%		0.63%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$306,639		$309,926	$549,449	$408,457	$257,766		$382,455

Net expenses to average daily net assets	0.09	%*	0.09%	0.08%	0.01%	0.02%		0.08%

Net investment income (loss) to average daily net assets	4.38	%*	5.03%	5.22%	2.60%	0.13%		0.20%

Portfolio turnover rate(c)	0	%**	0%	0%	0%	0%		0%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%*	0.03%	0.04%	0.12%	0.10%		0.03%

(a)	Rounds to less than $0.01.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Portfolio turnover rate calculation excludes short-term investments.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

67	See accompanying notes to the financial statements.

GMO Trust Funds

Notes to Financial Statements

August 31, 2025 (Unaudited)

1.	Organization

Each of Asset Allocation Bond Fund, Emerging Country Debt Fund, High Yield Fund, Multi-Sector Fixed Income Fund, Opportunistic Income Fund and U.S. Treasury Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest without limitation in other GMO Funds (“underlying funds”). In particular, pursuant to an exemptive order granted by the Securities and Exchange Commission (“SEC”), some of the Funds may invest in Emerging Country Debt Fund, Opportunistic Income Fund and U.S. Treasury Fund. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Asset Allocation Bond Fund	FTSE 3-Month Treasury Bill Index	Total return in excess of its benchmark
Emerging Country Debt Fund	J.P. Morgan EMBI Global Diversified	Total return in excess of its benchmark
High Yield Fund	Markit iBoxx USD Liquid High Yield Index	Total return in excess of its benchmark
Multi-Sector Fixed Income Fund	Bloomberg U.S. Aggregate Index	Total return in excess of its benchmark
Opportunistic Income Fund	Not Applicable	Capital appreciation and current income
U.S. Treasury Fund	Not Applicable	Liquidity and safety of principal with current income as a secondary objective

Asset Allocation Bond Fund currently limits subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Portfolio valuation

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the closing price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates

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its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are valued at the price generally determined by an industry standard model. Unlisted non-fixed income securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, prices will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect changes in valuation through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended August 31, 2025, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity

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securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; certain sovereign debt securities valued using comparable securities issued by the sovereign adjusted by a specified spread; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; certain loan assignments valued using a vendor price of a comparable loan; certain investment funds whose valuations are based on monthly net asset value statements; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price and potential litigation recoveries and interests related to bankruptcy proceedings.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2025:

Description	Level 1	Level 2	Level 3	Total
Asset Allocation Bond Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$9,278,253	$—	$—	$9,278,253

TOTAL DEBT OBLIGATIONS	9,278,253	—	—	9,278,253

Short-Term Investments	2,027,438	25,999,202	—	28,026,640

Total Investments	11,305,691	25,999,202	—	37,304,893

Derivatives^
Futures Contracts
Interest Rate Risk	384,250	—	—	384,250
Swap Contracts
Credit Risk	—	234,801	—	234,801

Total	$11,689,941	$26,234,003	$—	$37,923,944

Liability Valuation Inputs
Derivatives^
Futures Contracts
Interest Rate Risk	$(50,737)	$—	$—	$(50,737)

Total	$(50,737)	$—	$—	$(50,737)

Emerging Country Debt Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$5,283,836	$—	$5,283,836
Corporate Debt	—	168,091,687	35,867,212	203,958,899
Sovereign and Sovereign Agency Issuers	—	1,916,078,639	88,254,998	2,004,333,637
U.S. Government	46,763,269	—	—	46,763,269

TOTAL DEBT OBLIGATIONS	46,763,269	2,089,454,162	124,122,210	2,260,339,641

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Description	Level 1	Level 2	Level 3	Total
Emerging Country Debt Fund (continued)
Asset Valuation Inputs (continued)
Loan Assignments	$—	$—	$24,532,800	$24,532,800
Loan Participations	—	—	3,340,212	3,340,212
Investment Funds	—	—	13,872,057	13,872,057
Rights/Warrants	—	32,702,608	161,197	32,863,805
Short-Term Investments	3,785,185	79,779,745	—	83,564,930

Total Investments	50,548,454	2,201,936,515	166,028,476	2,418,513,445

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	1,049,040	—	1,049,040
Swap Contracts
Credit Risk	—	4,134,245	—	4,134,245
Interest Rate Risk	—	13,007,520	—	13,007,520

Total	$50,548,454	$2,220,127,320	$166,028,476	$2,436,704,250

Liability Valuation Inputs
Debt Obligations
Sovereign and Sovereign Agency Issuers	$—	$(22,569,660)	$—	$(22,569,660)

TOTAL DEBT OBLIGATIONS	—	(22,569,660)	—	(22,569,660)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(657,044)	—	(657,044)
Swap Contracts
Credit Risk	—	(2,226,088)	—	(2,226,088)
Interest Rate Risk	—	(4,198,474)	—	(4,198,474)

Total	$—	$(29,651,266)	$—	$(29,651,266)

High Yield Fund
Asset Valuation Inputs
Debt Obligations
Corporate Debt	$—	$35,550,352	$—	$35,550,352
U.S. Government	67,139,279	—	—	67,139,279

TOTAL DEBT OBLIGATIONS	67,139,279	35,550,352	—	102,689,631

Short-Term Investments	2,825,702	33,148,486	—	35,974,188

Total Investments	69,964,981	68,698,838	—	138,663,819

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	450,632	—	450,632
Futures Contracts
Interest Rate Risk	73,699	—	—	73,699
Swap Contracts
Credit Risk	—	1,182,805	—	1,182,805
Interest Rate Risk	—	2,191,069	—	2,191,069

Total	$70,038,680	$72,523,344	$—	$142,562,024

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Description	Level 1	Level 2	Level 3	Total
High Yield Fund (continued)
Liability Valuation Inputs
Derivatives^
Written Options
Credit Risk	$—	$(111,504)	$—	$(111,504)

Total	$—	$(111,504)	$—	$(111,504)

Multi-Sector Fixed Income Fund
Asset Valuation Inputs
Debt Obligations
Corporate Debt	$—	$18,643,187	$—	$18,643,187
U.S. Government	17,952,985	—	—	17,952,985
U.S. Government Agency	—	16,888,019	—	16,888,019

TOTAL DEBT OBLIGATIONS	17,952,985	35,531,206	—	53,484,191

Investment Funds	18,987,508	—	—	18,987,508
Short-Term Investments	2,505,555	24,999,116	—	27,504,671

Total Investments	39,446,048	60,530,322	—	99,976,370

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	103,679	—	103,679
Futures Contracts
Interest Rate Risk	126,320	—	—	126,320
Swap Contracts
Interest Rate Risk	—	198,310	—	198,310

Total	$39,572,368	$60,832,311	$—	$100,404,679

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(61,454)	$—	$(61,454)
Futures Contracts
Interest Rate Risk	(20,113)	—	—	(20,113)
Swap Contracts
Interest Rate Risk	—	(199,914)	—	(199,914)

Total	$(20,113)	$(261,368)	$—	$(281,481)

Opportunistic Income Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$905,224,467	$5,918,778	$911,143,245
U.S. Government	207,323,080	—	—	207,323,080
U.S. Government Agency	—	87,237,920	—	87,237,920

TOTAL DEBT OBLIGATIONS	207,323,080	992,462,387	5,918,778	1,205,704,245

Investment Funds	11,639,444	—	—	11,639,444
Short-Term Investments	921,314	125,003,526	—	125,924,840
Purchased Options	65,256	—	—	65,256

Total Investments	219,949,094	1,117,465,913	5,918,778	1,343,333,785

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Description	Level 1	Level 2	Level 3	Total
Opportunistic Income Fund (continued)
Asset Valuation Inputs (continued)
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$577	$—	$577
Futures Contracts
Interest Rate Risk	849,290	—	—	849,290
Swap Contracts
Credit Risk	—	25,754,989	—	25,754,989

Total	$220,798,384	$1,143,221,479	$5,918,778	$1,369,938,641

Liability Valuation Inputs
Debt Obligations
U.S. Government Agency	$—	$(29,511,984)	$—	$(29,511,984)

TOTAL DEBT OBLIGATIONS	—	(29,511,984)	—	(29,511,984)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(10,577)	—	(10,577)
Futures Contracts
Interest Rate Risk	(232,121)	—	—	(232,121)
Written Options
Equity Risk	(20,400)	—	—	(20,400)
Swap Contracts
Credit Risk	—	(10,548,663)	—	(10,548,663)
Interest Rate Risk	—	(556,959)	—	(556,959)

Total	$(252,521)	$(40,628,183)	$—	$(40,880,704)

U.S. Treasury Fund
Asset Valuation Inputs
Short-Term Investments	$217,037,908	$89,271,734	$—	$306,309,642

Total Investments	217,037,908	89,271,734	—	306,309,642

Total	$217,037,908	$89,271,734	$—	$306,309,642

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for bond forward contracts and forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

As of August 31, 2025, under U.S. GAAP the following Funds require additional disclosures about fair value measurements for Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). Level 3 holdings include investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes,

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vendor). Emerging Country Debt Fund’s Level 3 holdings also include Enel Generacion Chile SA, 8.13%, due 02/01/97 which is valued based on the average of a selection of comparable bonds and applying a 270 basis point discount for liquidity considerations and an investment fund valued based on a monthly net asset value statement.

The following is a reconciliation of securities and derivatives, if any, for Funds in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2025	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balances as of August 31, 2025	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2025
Emerging Country Debt Fund
Debt Obligations
Corporate Debt	$14,400,563	$21,100,000	$—	$(919)	$—	$367,568	$—	$—	$35,867,212	$367,568
Sovereign and Sovereign Agency Issuers	118,110,776	—	(39,116,306)	1,380,541	288,142	7,591,845	—	—	88,254,998	7,452,373
Investment Funds	13,164,429	—	—	—	—	707,628	—	—	13,872,057	707,628
Loan Assignments	25,781,502	—	(4,153,654)	33,140	333,011	2,538,801	—	—	24,532,800	2,954,320
Loan Participations	4,496,624	—	(944,507)	29,787	26,886	(268,578)	—	—	3,340,212	(268,578)
Rights/Warrants	200,239	—	—	—	—	(39,042)	—	—	161,197	(39,042)

Total Investments	176,154,133	21,100,000	(44,214,467)	1,442,549	648,039	10,898,222	—	—	166,028,476	11,174,269

Total	$176,154,133	$21,100,000	$(44,214,467)#	$1,442,549	$648,039	$10,898,222	$—	$—	$166,028,476	$11,174,269

#	Includes $7,072,951 of proceeds received from partial calls and/or principal paydowns as applicable.

The following table summarizes the quantitative inputs used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended August 31, 2025.

Quantitative information about Level 3 Fair Value Measurements*

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Emerging Country Debt Fund
Sovereign and Sovereign Agency Issuers	9,104,879	Fair Value	Discount for lack of liquidity/marketability	0.50% - 1.60% (0.99%)
Corporate Debt	14,872,712	Fair Value	Discount for lack of liquidity/marketability	2.70% (N/A)
Sovereign and Sovereign Agency Issuers	22,635	Fair Value	Discount for lack of liquidity/marketability	99% (N/A)
Loan Assignments	10,171,109	Fair Value	Vendor price of comparable loan	N/A
Loan Participations	303,352	Fair Value	Discount for lack of liquidity/marketability	5.00% (N/A)
Warrants	161,197	Fair Value	Discount for lack of liquidity/marketability	50% (N/A)
Investment Funds	13,872,057	Fair Value	Net asset value statement	(N/A)

*

The table does not include Level 3 securities or derivatives that are valued by pricing vendors or brokers. As of August 31, 2025, the value of these securities and/or derivatives for Emerging Country Debt Fund was $117,520,535. The inputs for these investments are not readily available or cannot be reasonably estimated.

Cash

Cash and foreign currency, if any, in the Statements of Assets and Liabilities consist of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include marked-to-market amounts related to foreign currency or cash owed.

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Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Indexed investments

Each Fund may invest in various transactions and instruments that are designed to track the performance of an index (including, but not limited to, securities indices and credit default indices). Indexed securities are securities the redemption values and/or coupons of which are indexed to a specific instrument, group of instruments, index, or other statistic. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to other securities, securities or inflation indices, currencies, precious metals or other commodities, or other financial indicators. For example, the maturity value of gold-indexed securities depends on the price of gold and, therefore, their price tends to rise and fall with gold prices.

Loan assignments and participations

The Funds (except U.S. Treasury Fund) may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties by corporate, governmental or other borrower. Such “loans” may include bank loans, promissory notes, and loan participations, or in the case of suppliers of goods or services, trade claims or other receivables. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness a Fund has direct recourse against the borrower, it may have to rely on the agent to enforce its rights against the borrower. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. Loan assignments and participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Repurchase agreements

The Funds may enter into repurchase agreements with banks and brokers. Under a repurchase agreement a Fund acquires a security for a relatively short period for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired may be less than the amount owed to the Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and, even if the Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities.

As of August 31, 2025, the Funds listed below had entered into repurchase agreements. The value of related collateral for each broker listed below exceeds the value of the repurchase agreements at period end. Repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

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Fund Name	Counterparty	Value ($)	Value (with associated collateral) ($)	Weighted Average Maturity (days)
Asset Allocation Bond Fund	Nomura Securities International, Inc.	25,999,202	26,551,966	4
Emerging Country Debt Fund	Barclays Bank PLC	5,395,000	6,302,530	N/A	*
Emerging Country Debt Fund	Morgan Stanley & Co. International PLC	3,035,245	3,140,393	N/A	*
Emerging Country Debt Fund	Morgan Stanley & Co. International PLC	3,038,000	3,140,393	N/A	*
Emerging Country Debt Fund	Nomura Securities International, Inc.	58,999,000	60,253,368	4
Emerging Country Debt Fund	Nomura Securities International, Inc.	9,312,500	10,078,700	N/A	*
High Yield Fund	Nomura Securities International, Inc.	14,999,269	15,318,166	4
Multi-Sector Fixed Income Fund	Nomura Securities International, Inc.	24,999,116	25,530,619	4
Opportunistic Income Fund	Daiwa Capital Markets America, Inc.	125,003,526	127,701,840	4
U.S. Treasury Fund	Daiwa Capital Markets America, Inc.	24,001,793	24,519,893	4
U.S. Treasury Fund	Daiwa Capital Markets America, Inc.	20,898,304	21,335,895	4

*The repurchase agreement has an open maturity date and can be closed by either party on demand.

Reverse repurchase agreements

The Funds may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. As of August 31, 2025, the Funds listed below had entered into reverse repurchase agreements.

Fund Name	Received from reverse repurchase agreements ($)	Market value of securities plus accrued interest ($)
Emerging Country Debt Fund	70,453,401	87,001,478

As of August 31, 2025, Emerging Country Debt Fund had investments in reverse repurchase agreements with Barclays Bank PLC, Morgan Stanley & Co. International PLC and Nomura International PLC with a gross value of $70,453,401. The value of related collateral on reverse repurchase agreements exceeded the value at period end. As of August 31, 2025, the reverse repurchase agreements held by Emerging Country Debt Fund had open maturity dates.

Reverse repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

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The following is a summary of the gross value of reverse repurchase agreements categorized by class of collateral pledged and maturity date:

	August 31, 2025

	Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	Between 30-90 days	Greater Than 90 days	On Demand	Total
Emerging Country Debt Fund
Reverse Repurchase Agreements
Corporate Debt	$—	$—	$—	$—	$8,222,300	$8,222,300
Sovereign and Sovereign Agency Issuers	—	—	—	—	62,231,101	62,231,101

Total borrowings	$—	$—	$—	$—	$70,453,401	$70,453,401

Inflation-indexed bonds

The Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation/deflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation/deflation into the principal value of the bond. Many other issuers adjust the coupon accruals for inflation related changes.

The market price of inflation-indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e. stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Coupon payments received by a Fund from inflation-indexed bonds are generally included in the Fund’s gross income for the period in which they accrue. In addition, any increase/decrease in the principal amount of an inflation-indexed bond is generally included in the Fund’s gross income even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Delayed delivery commitments and when-issued securities

The Funds (except U.S. Treasury Fund) may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The purchase of when-issued or delayed delivery securities can cause a Fund’s portfolio to be leveraged. Investments in when-issued securities also present the risk that the security will not be issued or delivered. Delayed delivery commitments outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Short sales

Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the dividend and/or interest payable on such securities, if any, are reflected as a liability in the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. Short sales outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Credit agreement

The Trust has entered into a Credit Agreement (the “Credit Agreement”) with State Street on behalf of the Funds, except for U.S. Treasury Fund and along with other funds managed by GMO. The purpose of the Credit Agreement is to establish a committed, unsecured revolving line of credit whereby the participating Funds may borrow for the temporary funding of shareholder redemptions or for other temporary emergencies. The current term of the line of credit under the Credit Agreement is through January 16, 2026. Pursuant to the Credit Agreement, participating Funds may borrow up to an aggregate commitment amount of $75,000,000. Under the terms of the Credit Agreement, the Trust pays an annual commitment fee at the rate of 0.35% per year on the available credit, which is

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paid quarterly. Each participating Fund pays a commitment fee equal to its pro rata share of the unused portion of the line of credit under the Credit Agreement. Interest is charged to each Fund based on its borrowings at a variable rate of 0.10% plus the higher of the Federal Funds Effective Rate or the Overnight Bank Funding Rate. The Funds did not borrow under the Credit Agreement during the period ended August 31, 2025.

Taxes and distributions

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

With the exception of U.S. Treasury Fund and Opportunistic Income Fund, the policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. The policy of U.S. Treasury Fund is to declare dividends daily, to the extent net investment income is available. U.S. Treasury Fund will generally pay dividends on the first business day following the end of each month in which dividends were declared. Accrued dividends in respect of a shareholder’s partial redemption of U.S. Treasury Fund shares redeemed between monthly payment dates will be paid on the first business day following the end of the month in which redemptions are made. Accrued dividends in respect of a shareholder’s complete redemption of U.S. Treasury Fund shares between monthly payment dates will be paid with the redemption proceeds. The policy of Opportunistic Income Fund is to declare dividends monthly, to the extent net investment income is available. Opportunistic Income Fund will generally pay dividends on the first business day following the declaration. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at its discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund, at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders. Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Transaction-based charges are generally calculated as a percentage of the transaction amount. Taxes related to capital gains realized during the period ended August 31, 2025, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

As of February 28, 2025, certain Funds elected to defer to March 1, 2025 late-year ordinary and post-October capital losses. The Funds’ loss deferrals are as follows:

Fund Name	Late-Year Ordinary Loss Deferral ($)	Post-October Capital Losses Deferral ($)
Asset Allocation Bond Fund	—	—
Emerging Country Debt Fund	—	—
High Yield Fund	(1,429,212)	—

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Fund Name	Late-Year Ordinary Loss Deferral ($)	Post-October Capital Losses Deferral ($)
Multi-Sector Fixed Income Fund	—	(64,676)
Opportunistic Income Fund	—	(8,513,511)
U.S. Treasury Fund	—	—

As of February 28, 2025, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 28, 2025, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

Fund Name	Short-Term ($)	Long-Term ($)
Asset Allocation Bond Fund	(28,170,171)	(23,437,479)
Emerging Country Debt Fund	(19,206,795)	(498,037,108)
High Yield Fund	(4,110,923)	(3,570,597)
Multi-Sector Fixed Income Fund	(8,162,839)	(34,306,570)
Opportunistic Income Fund	—	(52,654,847)
U.S. Treasury Fund	(1,555,730)	—

As of August 31, 2025, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments, for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments
Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Asset Allocation Bond Fund	37,308,716	—	(3,823)	(3,823)	136,434
Emerging Country Debt Fund	2,922,112,860	106,206,653	(632,375,728)	(526,169,075)	2,933,826
High Yield Fund	140,205,537	—	(1,541,718)	(1,541,718)	2,778,875
Multi-Sector Fixed Income Fund	102,916,359	456,500	(3,396,489)	(2,939,989)	145,297
Opportunistic Income Fund	1,396,247,143	19,570,792	(101,996,134)	(82,425,342)	(3,831,659)
U.S. Treasury Fund	306,199,183	180,843	(70,384)	110,459	—

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. A Fund may recognize an income tax liability related to an uncertain tax position under U.S. GAAP when the uncertain tax position has a less than 50% probability that it would be sustained upon examination by the tax authorities, based on technical merits. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws and tax legislation/initiatives currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction. As of August 31, 2025, each Fund has determined that no tax liability is required to be accrued in its financial statements related to uncertain tax positions for any tax years which are subject to examination.

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Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from underlying funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation/deflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (see Note 5).

Custodian, Fund Accounting Agent and Transfer Agent

State Street Bank and Trust Company (“State Street”) serves as the Funds’ custodian, fund accounting agent and transfer agent. Cash balances maintained at the custodian and transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Fund directly or indirectly (e.g., through investments in underlying funds) as a result of an investor’s purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Purchase premiums and redemption fees are paid to and retained by a Fund for the benefit of non-transacting shareholders. Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and redemption fee or modify existing purchase premium and redemption fees at any time.

If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

GMO also may waive or reduce the purchase premium or redemption fee for a purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs. For example, GMO may reduce the purchase premium to the extent that securities are used to purchase a Fund’s shares (taking into account transaction costs, stamp duties or transfer fees), and GMO may reduce redemption fees to the extent a Fund uses portfolio securities to redeem its shares (taking into account transaction costs, stamp duties or transfer fees).

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As of August 31, 2025, the premium on cash purchases and the fee on cash redemptions were as follows:

	Asset Allocation Bond Fund	Emerging Country Debt Fund(1)	High Yield Fund	Multi- Sector Fixed Income Fund	Opportunistic Income Fund	U.S. Treasury Fund
Purchase Premium	—	0.75%	—	—	—	—
Redemption Fee	—	0.75%	—	—	—	—

(1)

For the periods from July 31, 2020 to May 18, 2021, May 8, 2020 to July 31, 2020, March 25, 2020 to May 8, 2020, March 16, 2020 to March 25, 2020 the premiums on purchases and the fee on redemptions were each 1.00%, 1.50%, 2.00% and 1.15% respectively, of the amount invested or redeemed.

Segment reporting

The Funds adopted Fund Accounting Standards Board Accounting Standards Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or its results of operations. The Officers of the Funds act as the Funds’ chief operating decision maker (“CODM”) assessing performance and making decisions about resource allocation. The CODM has determined that each Fund operates as a single segment. The CODM monitors the operating results of each Fund as a whole and each Fund makes investments in accordance with its investment objective as outlined in its prospectus. The financial information used by the CODM is consistent with that presented in each Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

The accounting policies of the segment are the same as those described in Note 2. Summary of accounting policies. The financial statements include all the details of the segment assets, segment revenue and expenses, and reflect the financial results of the segment.

Recently-issued accounting guidance

In December 2023, the Financial Accounting Standards Board (“FASB”) issued a new Accounting Standards Update ASU 2023-09, “Income Taxes (Topic 740) – Improvements to Income Tax Disclosures” (“ASU 2023-09”). The purpose of ASU 2023-09 is to enhance the transparency of income tax disclosures, including the requirement to disclose income taxes paid disaggregated by jurisdictions. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024, with early adoption permitted. GMO is currently evaluating the impact, if any, of the new disclosure requirements on the financial statements.

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3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Asset Allocation Bond Fund	Emerging Country Debt Fund	High Yield Fund	Multi- Sector Fixed Income Fund	Opportunistic Income Fund	U.S. Treasury Fund

Credit Risk	X	X	X	X	X	X

Market Risk – Fixed Income	X	X	X	X	X	X

Illiquidity Risk	X	X	X	X	X

Derivatives and Short Sales Risk	X	X	X	X	X

Management and Operational Risk	X	X	X	X	X	X

Counterparty Risk	X	X	X	X	X	X

Market Disruption and Geopolitical Risk	X	X	X	X	X	X

Focused Investment Risk	X	X	X	X	X

Large Transactions Risk	X	X	X	X	X	X

Currency Risk	X	X	X	X	X

Non-U.S. Investment Risk	X	X	X	X	X

Leveraging Risk	X	X	X	X	X

Market Risk – Asset-Backed Securities	X			X	X

Futures Contracts Risk			X	X	X

Fund of Funds Risk	X		X	X

Smaller Company Risk	X			X	X

Commodities Risk	X

Market Risk – Equities	X

Non-Diversified Funds			X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every possible risk of investing in the Funds. Particular Funds could be subject to additional risks because of the types of investments they make and market conditions, which can change over time. Please see the Funds’ prospectus for more information regarding the risks of investing in the Funds.

Funds that invest in other GMO Funds or other investment companies (collectively, “Underlying Funds”) are exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly and indirectly by the Fund.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• CREDIT RISK. A Fund runs the risk that the issuer or guarantor of a fixed income investment (including a sovereign or quasi-sovereign debt issuer) or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy their obligations to pay principal and interest or otherwise to honor its obligations in a timely manner or at all. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment

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obligations or in anticipation of such a failure. Below investment grade investments have speculative characteristics, and negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those investments to make principal and interest payments than issuers of investment grade investments. In addition, investments in emerging country sovereign or quasi-sovereign debt are subject to a heightened risk that the issuer responsible for repayment of the debt may be unable or unwilling to pay interest and repay principal when due, and the Fund may lack recourse against the issuer in the event of a default. Investments in quasi-sovereign debt also are subject to the risk that the issuer will default independently of its sovereign. Investments in distressed or defaulted or other low quality debt investments generally are considered speculative and are subject to substantial risks not normally associated with investments in higher quality securities, including adverse business, financial or economic conditions that lead to their issuers’ payment defaults and insolvency proceedings. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments, and the Fund may incur additional expenses in its effort to be repaid. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt investment proves incorrect, the Fund may lose a substantial portion or all of its original investment or may be required to accept cash or instruments worth less than its original investment. Securities issued by the U.S. Treasury historically have presented minimal credit risk. However, events in 2011 led to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of a Fund’s investments and increase the volatility of a Fund’s portfolio.

• MARKET RISK — FIXED INCOME. The market price of a fixed income investment can decline due to market-related factors, including rising interest or inflation rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market prices of emerging country sovereign and quasi-sovereign debt investments can decline due to uncertainty about their credit quality and the reliability of their payment streams.

• ILLIQUIDITY RISK. Low trading volume, lack of a market maker, large position size, or legal restrictions increase the risk that a Fund or an underlying fund is limited or prevented from selling particular securities or closing derivative positions at desirable prices at a particular time or at all.

• DERIVATIVES AND SHORT SALES RISK. The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, leveraging risk, commodities risk and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant index or underlying securities. A Fund typically creates short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. Specifically, the net asset value of a Fund’s shares will be adversely affected if the equities or other assets that are the subject of a Fund’s short exposures appreciate in value. The risk of loss associated with derivatives that provide short investment exposure and short sales of securities is theoretically unlimited.

• MANAGEMENT AND OPERATIONAL RISK. A Fund runs the risk that GMO’s investment techniques will fail to produce intended results. For many funds, GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. A Fund also runs the risk that GMO’s assessment of an investment including a security’s fundamental fair (or intrinsic) value is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• COUNTERPARTY RISK. A Fund runs the risk that the counterparty to a derivatives contract or a clearing member used by the Fund to hold a cleared derivatives contract is unable or unwilling to make timely settlement payments, return the Fund’s collateral or otherwise honor its obligations.

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• MARKET DISRUPTION AND GEOPOLITICAL RISK. Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism, diplomatic tensions, dramatic changes in regulatory and/or foreign policy, cyberattacks, and rapid technological developments such as artificial intelligence) often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Funds’ investments.

• FOCUSED INVESTMENT RISK. Investments in countries, regions, asset classes, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated.

• LARGE TRANSACTIONS RISK. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by that shareholder or group will require the Fund to sell investments at disadvantageous prices, disrupt the Fund’s operations, lead to temporary overexposure to the Fund’s intended investment program or force the Fund’s liquidation. A Fund may also be subject to these effects when a number of shareholders collectively redeem a large amount of Fund shares.

• CURRENCY RISK. Fluctuations in exchange rates can adversely affect the market value of a Fund’s foreign currency holdings and investments denominated in foreign currencies.

• NON-U.S. INVESTMENT RISK. The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, non-U.S. securities issuers often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, a Fund is subject to taxation by countries other than the United States, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and a Fund is subject to the risk that its license is terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of a Fund’s investments. The risks above (such as substantial price fluctuations and market instability, illiquidity and lack of regulation) and other risks (e.g. nationalization, expropriation or other confiscation of assets of non-U.S. issuers, difficulties enforcing legal judgments or contractual rights and geopolitical risks) tend to be higher for investments in the securities of issuers tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or commodities and often are more volatile than the economies of developed countries.

• LEVERAGING RISK. The use of derivatives, short sales and securities lending can create leverage. Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. In addition, a Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption and the value of the Fund’s assets declines between the time a redemption request is treated as being received by a Fund and the time the Fund liquidates assets to fund that redemption.

• MARKET RISK— ASSET BACKED SECURITIES. The market price of asset-backed securities, like that of other fixed income investments, can decline for a variety of reasons, including increases in interest rates. In addition, the market price can decrease due to a reduction in or decrease in the reliability of their payment streams. Payment streams associated with asset-backed securities held by a Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure and creditworthiness of any credit-support provider), and a problem in any of these factors can lead to a reduction in the payment stream GMO expected a Fund to receive when the Fund purchased the asset-backed security. The liquidity of asset-backed securities (particularly below investment grade asset-backed securities) may change over time. During periods of deteriorating economic conditions, such as recessions or periods of rising unemployment, delinquencies and losses generally increase, sometimes dramatically, for asset-backed securities whose underlying assets consist of loans, sales contracts, receivables and other obligations.

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• FUTURES CONTRACTS RISK. The loss to a Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts increases the volatility of the Fund’s net asset value. A liquid secondary market may not exist for any particular futures contract at any particular time, and a Fund may be unable when it wishes to terminate its exposure under that contract. When a Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are subject to the hedge. In addition, a Fund may be unable to recover or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. futures contracts.

• FUND OF FUNDS RISK. A Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds will not perform as expected.

• SMALLER COMPANY RISK. Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• COMMODITIES RISK. Commodity prices can be extremely volatile, and exposure to commodities can cause the net asset value of a Fund’s shares to decline or fluctuate significantly.

• MARKET RISK—EQUITIES. The market price of an equity in a Fund’s portfolio may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If a Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline (for example, if GMO’s assessment proves to be incorrect or the market fails to recognize the equity’s intrinsic value). A Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations and interest rates than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• NON-DIVERSIFIED FUNDS. High Yield Fund and Multi-Sector Fixed Income Fund are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers. As a result, poor performance by a single investment is likely to have a greater impact on their performance.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. In particular, the Funds may use swaps, options, or other derivatives on an index, an ETF, a single security, or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts, cross currency basis swaps and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). For example, a Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. A Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, ETFs, and currencies without actually having to sell existing investments or make new direct investments. For instance, GMO may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter

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duration versus longer duration exposure. In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

Each of the Funds is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of their derivative positions, a Fund may have gross investment exposures in excess of its net assets (i.e., the Fund may be leveraged) and therefore are subject to heightened risk of loss. Each Fund’s (other than U.S. Treasury Fund’s) performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be (or are capable of being) transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of notice to a Fund, a clearing member at any time can require termination of existing cleared derivatives position or an increase in margin requirements above those required at the outset of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy and any increase in margin held by a clearing member could expose a Fund to greater credit risk to its clearing member. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and/or loss of hedging protection.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended August 31, 2025, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Asset Allocation Bond Fund	Emerging Country Debt Fund	High Yield Fund	Multi-Sector Fixed Income Fund	Opportunistic Income Fund
Forward currency contracts
Adjust currency exchange rate risk		X	X	X	X
Adjust exposure to foreign currencies		X		X
Futures contracts
Adjust interest rate exposure	X		X	X	X
Maintain the diversity and liquidity of the portfolio			X	X	X
Options (Purchased)
Achieve exposure to a reference entity’s credit					X
Adjust interest rate exposure					X
Provide a measure of protection against default loss					X
Options (Written)
Achieve exposure to a reference entity’s credit			X		X
Provide a measure of protection against default loss					X
Swap contracts
Achieve exposure to a reference entity’s credit	X	X	X		X
Adjust exposure to certain markets		X		X	X
Adjust interest rate exposure	X	X		X	X

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Type of Derivative and Objective for Use (continued)	Asset Allocation Bond Fund	Emerging Country Debt Fund	High Yield Fund	Multi-Sector Fixed Income Fund	Opportunistic Income Fund
Adjust portfolio beta		X
Generate long risk exposure to an index			X
Hedge non-core equity exposure				X
Provide a measure of protection against default loss		X	X		X
Provide exposure to the Fund’s benchmark			X	X

Bond forward contracts

The Funds may enter into bond forward contracts. A bond forward may be a contractual agreement between the Fund and another party to cash settle the difference between the final price of an underlying asset and the forward price, calculated at inception of the contract. In a bond forward transaction, no cash premium is paid when the parties enter into the bond forward. If the transaction is collateralized, an exchange of margin collateral will take place according to an agreed-upon schedule. Otherwise, no asset of any kind changes hands until the bond forward matures (typically in 30 days) or is rolled over for another agreed upon period. Generally, the value of the bond forward will change based on changes in the value of the underlying asset. Bond forwards are subject to market risk (the risk that the market value of the underlying bond may change), non-correlation risk (the risk that the market value of the bond forward might move independently of the market value of the underlying bond) and counterparty credit risk (the risk that a counterparty will be unable to meet its obligation under the contract). If there is no cash exchanged at the time the Fund enters into the bond forward, counterparty risk may be limited to the loss of any marked-to market profit on the contract and any delays or limitations on the Fund’s ability to sell or otherwise use the investments posted as collateral for the bond forward. Bond forward contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Forward currency contracts

The Funds (except U.S. Treasury Fund) may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded in the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing

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liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e. sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

In a credit linked option contract, one party makes payments to another party in exchange for the option to exercise a contract where the buyer has the right to receive a specified return if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities and a specified decrease in the value of the related collateral occurs. A writer of a credit linked option receives periodic payments in return for its obligation to pay an agreed-upon value to the other party if they exercise their option in the case of a credit event. If no credit event occurs, the seller has no payment obligation and will keep the premiums received.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, basis swaps, currency swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses in the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations. The periodic frequency of payments received may differ from periodic payment frequencies made and their frequencies could be monthly, quarterly, semiannually, annually or at maturity.

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Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Inflation swaps involve the exchange of a floating rate linked to an index for a fixed rate interest payment with respect to a notional amount or principal.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Correlation swaps involve receiving a stream of payments based on the actual average correlation between or among the price movements of two or more underlying variables over a period of time, in exchange for making a regular stream of payments based on a fixed “strike” correlation level (or vice versa), where both payment streams are based on a notional amount. The underlying variables may include, without limitation, commodity prices, exchange rates, interest rates and stock indices.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic

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environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

****

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure.

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2025 and the Statements of Operations for the period ended August 31, 2025^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Total
Asset Allocation Bond Fund
Asset Derivatives
Unrealized Appreciation on Futures Contracts¤	$—	$—	$—	$384,250	$384,250
Swap Contracts, at value¤	234,801	—	—	—	234,801

Total	$234,801	$—	$—	$384,250	$619,051

Liability Derivatives
Unrealized Depreciation on Futures Contracts¤	$—	$—	$—	$(50,737)	$(50,737)

Total	$—	$—	$—	$(50,737)	$(50,737)

Net Realized Gain (Loss) on
Futures Contracts	$—	$—	$—	$160,274	$160,274
Swap Contracts	(139,480)	—	—	—	(139,480)

Total	$(139,480)	$—	$—	$160,274	$20,794

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$—	$—	$(673,947)	$(673,947)
Swap Contracts	(120,610)	—	—	—	(120,610)

Total	$(120,610)	$—	$—	$(673,947)	$(794,557)

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	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Total
Emerging Country Debt Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$1,049,040	$—	$1,049,040
Swap Contracts, at value¤	4,134,245	—	—	13,007,520	17,141,765

Total	$4,134,245	$—	$1,049,040	$13,007,520	$18,190,805

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(657,044)	$—	$(657,044)
Swap Contracts, at value¤	(2,226,088)	—	—	(4,198,474)	(6,424,562)

Total	$(2,226,088)	$—	$(657,044)	$(4,198,474)	$(7,081,606)

Net Realized Gain (Loss) on
Swap Contracts	$(3,338,010)	$—	$—	$8,316,279	$4,978,269
Forward Currency Contracts	—	—	(27,714,768)	—	(27,714,768)

Total	$(3,338,010)	$—	$(27,714,768)	$8,316,279	$(22,736,499)

Change in Net Appreciation (Depreciation) on
Swap Contracts	$(2,270,373)	$—	$—	$6,179,325	$3,908,952
Forward Currency Contracts	—	—	3,544,369	—	3,544,369

Total	$(2,270,373)	$—	$3,544,369	$6,179,325	$7,453,321

High Yield Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$450,632	$—	$450,632
Unrealized Appreciation on Futures Contracts¤	—	—	—	73,699	73,699
Swap Contracts, at value¤	1,182,805	—	—	2,191,069	3,373,874

Total	$1,182,805	$—	$450,632	$2,264,768	$3,898,205

Liability Derivatives
Written Options, at value	$(111,504)	$—	$—	$—	$(111,504)

Total	$(111,504)	$—	$—	$—	$(111,504)

Net Realized Gain (Loss) on
Futures Contracts	$—	$—	$—	$168,439	$168,439
Written Options	(743,106)	—	—	—	(743,106)
Swap Contracts	1,301,826	—	—	1,142,159	2,443,985
Forward Currency Contracts	—	—	(1,583,816)	—	(1,583,816)

Total	$558,720	$—	$(1,583,816)	$1,310,598	$285,502

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$—	$—	$(326)	$(326)
Written Options	117,178	—	—	—	117,178
Swap Contracts	47,175	—	—	985,085	1,032,260
Forward Currency Contracts	—	—	1,384,676	—	1,384,676

Total	$164,353	$—	$1,384,676	$984,759	$2,533,788

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	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Total
Multi-Sector Fixed Income Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$103,679	$—	$103,679
Unrealized Appreciation on Futures Contracts¤	—	—	—	126,320	126,320
Swap Contracts, at value¤	—	—	—	198,310	198,310

Total	$—	$—	$103,679	$324,630	$428,309

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(61,454)	$—	$(61,454)
Unrealized Depreciation on Futures Contracts¤	—	—	—	(20,113)	(20,113)
Swap Contracts, at value¤	—	—	—	(199,914)	(199,914)

Total	$—	$—	$(61,454)	$(220,027)	$(281,481)

Net Realized Gain (Loss) on
Futures Contracts	$—	$—	$—	$16,965	$16,965
Swap Contracts	34,925	—	—	1,434,631	1,469,556
Forward Currency Contracts	—	—	(840,987)	—	(840,987)

Total	$34,925	$—	$(840,987)	$1,451,596	$645,534

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$—	$—	$(174,893)	$(174,893)
Swap Contracts	(3,142)	—	—	291,753	288,611
Forward Currency Contracts	—	—	369,193	—	369,193

Total	$(3,142)	$—	$369,193	$116,860	$482,911

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	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Total
Opportunistic Income Fund
Asset Derivatives
Investments, at value (purchased options)	$—	$61,200	$—	$4,056	$65,256
Unrealized Appreciation on Forward Currency Contracts	—	—	577	—	577
Unrealized Appreciation on Futures Contracts¤	—	—	—	849,290	849,290
Swap Contracts, at value¤	25,754,989	—	—	—	25,754,989

Total	$25,754,989	$61,200	$577	$853,346	$26,670,112

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(10,577)	$—	$(10,577)
Unrealized Depreciation on Futures Contracts¤	—	—	—	(232,121)	(232,121)
Written Options, at value	—	(20,400)	—	—	(20,400)
Swap Contracts, at value¤	(10,548,663)	—	—	(556,959)	(11,105,622)

Total	$(10,548,663)	$(20,400)	$(10,577)	$(789,080)	$(11,368,720)

Net Realized Gain (Loss) on
Investments (purchased options)	$—	$(33,399)	$—	$(250,256)	$(283,655)
Futures Contracts	—	—	—	1,710,872	1,710,872
Written Options	682,921	19,677	—	—	702,598
Swap Contracts	(641,047)	—	—	252,348	(388,699)
Forward Currency Contracts	—	—	(623,549)	—	(623,549)

Total	$41,874	$(13,722)	$(623,549)	$1,712,964	$1,117,567

Change in Net Appreciation (Depreciation) on
Investments (purchased options)	$(30,178)	$(92,903)	$—	$(61,908)	$(184,989)
Futures Contracts	—	—	—	(316,761)	(316,761)
Written Options	(128,094)	26,098	—	—	(101,996)
Swap Contracts	109,246	—	—	(355,217)	(245,971)
Forward Currency Contracts	—	—	(30,439)	—	(30,439)

Total	$(49,026)	$(66,805)	$(30,439)	$(733,886)	$(880,156)

^

Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

¤

The table includes cumulative unrealized appreciation/depreciation of futures and value of cleared swap contracts, if any, as reported in the Schedule of Investments. Period end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of OTC derivative transactions, repurchase agreements and reverse repurchase agreements. The Master Agreements may include collateral posting terms and set-off provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset. Additionally, the set-off and netting provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Because no such event has occurred, the Funds do not presently have a legally enforceable right of set-off and these amounts have not been offset in the Statements of Assets and Liabilities, but have been presented separately in the table below. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect an early termination of all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. An estimate of the aggregate net payment, if any, that may need to be paid by a Fund (or may be received by a Fund) in such an event is represented by the Net Amounts in the tables below. For more information about other uncertainties and risks, see “Investments and other risks” above.

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For financial reporting purposes, in the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from broker and any cash collateral received from the counterparty is reported as Due to broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements and reverse repurchase agreements held by the Funds at August 31, 2025, if any.

The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC and/or exchange-traded derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of August 31, 2025:

Emerging Country Debt Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Barclays Bank PLC	$730,968	$(730,968)	$—	$—	*
Citibank N.A.	152,675	—	(152,675)	—
Deutsche Bank AG	55,473	—	—	55,473
Goldman Sachs International	183,279	(183,279)	—	—	*
JPMorgan Chase Bank, N.A.	274,093	—	(274,093)	—
Morgan Stanley & Co. International PLC	717,888	(169,079)	(548,809)	—	*
Morgan Stanley Capital Services LLC	54,985	—	(54,985)	—

Total	$2,169,361	$(1,083,326)	$(1,030,562)	$55,473

Counterparty	Gross Derivative Liabilities Subject to Master Agreement	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$(108,427)	$—	$—	$(108,427)
Citibank N.A.	(1,597,999)	1,445,324	152,675	—	*
JPMorgan Chase Bank, N.A.	(413,660)	139,567	274,093	—	*
Morgan Stanley & Co. International PLC	(548,809)	—	548,809	—
Morgan Stanley Capital Services LLC	(227,673)	94,648	54,985	(78,040)

Total	$(2,896,568)	$1,679,539	$1,030,562	$(186,467)

High Yield Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Barclays Bank PLC	$128,530	$—	$—	$128,530
JPMorgan Chase Bank, N.A.	2,062,539	(1,496,585)	—	565,954
State Street Bank and Trust Company	450,632	(450,632)	—	—	*

Total	$2,641,701	$(1,947,217)	$—	$694,484

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High Yield Fund (Continued)

Counterparty	Gross Derivative Liabilities Subject to Master Agreement	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Goldman Sachs International	$(111,504)	$—	$—	$(111,504)

Total	$(111,504)	$—	$—	$(111,504)

Multi-Sector Fixed Income Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$12,760	$—	$(9,909)	$2,851
Barclays Bank PLC	24	—	(24)	—
Citibank N.A.	14,790	—	(12,539)	2,251
Deutsche Bank AG	2,131	—	(2,131)	—
Goldman Sachs International	1,459	—	(1,459)	—
JPMorgan Chase Bank, N.A.	16,491	—	(997)	15,494
Morgan Stanley & Co. International PLC	38,023	—	(22,065)	15,958
State Street Bank and Trust Company	18,001	—	(4,429)	13,572

Total	$103,679	$—	$(53,553)	$50,126

Counterparty	Gross Derivative Liabilities Subject to Master Agreement	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$(9,909)	$—	$9,909	$—
Barclays Bank PLC	(1,758)	—	24	(1,734)
Brown Brothers Harriman & Co.	(879)	—	—	(879)
Citibank N.A.	(12,539)	—	12,539	—
Deutsche Bank AG	(3,991)	—	2,131	(1,860)
Goldman Sachs International	(4,887)	—	1,459	(3,428)
JPMorgan Chase Bank, N.A.	(997)	—	997	—
Morgan Stanley & Co. International PLC	(22,065)	—	22,065	—
State Street Bank and Trust Company	(4,429)	—	4,429	—

Total	$(61,454)	$—	$53,553	$(7,901)

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Opportunistic Income Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$2,898,853	$(2,898,853)	$—	$—	*
Citibank N.A.	3,278,235	(3,278,235)	—	—	*
Citigroup Global Markets Inc.	3,958,886	(3,808,832)	(135,329)	14,725
Deutsche Bank AG	590	—	—	590
Goldman Sachs International	7,020,919	(5,664,739)	(1,356,180)	—	*
JPMorgan Chase Bank, N.A.	6,469,073	(6,469,073)	—	—	*
Morgan Stanley & Co. International PLC	1,270,397	(721,320)	(549,077)	—	*
Morgan Stanley & Co. LLC	61,200	—	(20,400)	40,800
Morgan Stanley Capital Services LLC	858,036	(858,036)	—	—	*
State Street Bank and Trust Company	577	—	—	577

Total	$25,816,766	$(23,699,088)	$(2,060,986)	$56,692

Counterparty	Gross Derivative Liabilities Subject to Master Agreement	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
BNP Paribas	$(55,215)	$—	$—	$(55,215)
Citigroup Global Markets Inc.	(135,329)	—	135,329	—
Goldman Sachs International	(1,356,180)	—	1,356,180	—
Morgan Stanley & Co. International PLC	(549,077)	—	549,077	—
Morgan Stanley & Co. LLC	(20,400)	—	20,400	—

Total	$(2,116,201)	$—	$2,060,986	$(55,215)

*	The actual collateral received and/or pledged is more than the amount shown.

The average derivative activity of notional amounts (forward currency contracts, futures contracts and swap contracts) and principal amounts (options) outstanding, based on absolute values, at each month-end, was as follows for the period ended August 31, 2025:

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Options (Principal)	Options (Contracts)	Swap Contracts ($)
Asset Allocation Bond Fund	—	97,171,470	—	—	12,200,000
Emerging Country Debt Fund	388,003,402	—	—	—	927,927,258
High Yield Fund	20,345,593	18,932,480	13,785,000	—	101,617,000
Multi-Sector Fixed Income Fund	25,375,397	37,827,155	—	—	81,528,911
Opportunistic Income Fund	8,203,245	907,580,475	152,474,766	2,939	632,020,535

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5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Asset Allocation Bond Fund	Emerging Country Debt Fund	High Yield Fund	Multi-Sector Fixed Income Fund	Opportunistic Income Fund	U.S. Treasury Fund
Management Fee	0.25%	0.35%	0.35%	0.25%	0.40%	0.08%(a)

(a)	From April 9, 2021 to May 1, 2023, GMO voluntarily waived the Fund’s entire management fee.

In addition, each class of shares of certain Funds pays GMO directly or indirectly a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Shareholder service fees are paid monthly at the annual rate equal to the percentage of each applicable Class’s average daily net assets set forth in the table below:

Fund Name	Class III	Class IV	Class VI	Class R6		Class I
Asset Allocation Bond Fund	0.15%*		0.055%
Emerging Country Debt Fund	0.15%	0.10%	0.055%
High Yield Fund			0.055%	0.15	%*	0.15%
Multi-Sector Fixed Income Fund	0.15%	0.10%		0.15	%*	0.15%*
Opportunistic Income Fund	0.15%		0.055%	0.15%		0.15%

*	Class is offered but has no shareholders as of August 31, 2025.

For Asset Allocation Bond Fund, Multi-Sector Fixed Income Fund and Opportunistic Income Fund, GMO has contractually agreed to reimburse the Funds for the portion of their “Specified Operating Expenses” (as defined below) that exceeds 0.02% of each Fund’s average daily net assets. Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to GMO. For U.S. Treasury Fund, GMO has contractually agreed to reimburse the Fund for its portion of “Specified Operating Expenses” (as defined below).

“Specified Operating Expenses” means: audit expenses, fund accounting and administration expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses.

With respect to High Yield Fund, GMO has contractually agreed to waive its fees with respect to and/or reimburse the Fund to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed the following amounts for each class of shares, in each case representing the average daily net assets for the indicated class of shares: 0.35% for Class VI shares; 0.35% for Class R6 shares; and 0.35% for Class I shares (each, an “Expense Cap”). Fees and expenses of the “non-interested” Trustees and legal counsel to the “non-interested” Trustees, investment-related costs (such as brokerage commissions, interest, and acquired fund fees and expenses), payments out of assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial

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intermediaries, borrowing and borrowing-related costs (such as expenses incurred in establishing and maintaining a credit facility), taxes, litigation and indemnification expenses, judgments, and other extraordinary or non-recurring expenses not incurred in the ordinary course of the Fund’s business (collectively, “Excluded Expenses”), are excluded from the Expense Cap. GMO is permitted to recover from the Fund, on a class-by-class basis, expenses it has borne or reimbursed pursuant to an Expense Cap (whether through reduction of its fees or otherwise) to the extent that the Fund’s total annual fund operating expenses (excluding Excluded Expenses) later fall below that Expense Cap or any lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. Any such recovery will not cause the Fund to exceed the Expense Caps set forth above or any lower expense limits as is in effect at the time GMO seeks to recover expenses.

For the period ended August 31, 2025, GMO did not recoup any previously recorded waivers and/or reimbursements.

On August 31, 2025, the waivers and/or reimbursements subject to possible future recoupment are as follows:

	Expiring the year ending February 28, 2026	Expiring the year ending February 28, 2027	Expiring the year ending February 29, 2028	Expiring the year ending February 28, 2029
High Yield Fund, Class VI	$30,232	$102,338	$113,594	$124,636
High Yield Fund, Class I	—	$21	$126	$866

GMO has contractually agreed to waive or reduce each Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust and GMO-managed ETFs. Management fees and shareholder service fees, if any, will not be waived below zero.

For Opportunistic Income Fund and Multi-Sector Fixed Income Fund, GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.15% of the Fund’s average daily net assets attributable to Class I shares.

For High Yield Fund, GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.10% of the average daily net assets attributable to Class I shares.

These contractual waivers and reimbursements will continue through at least June 30, 2026 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

Sub-Transfer Agent/Recordkeeping Payments

Class III, IV, V, VI, and R6 shares are not subject to payments to third parties for sub-transfer agent, recordkeeping and other administrative services. GMO may, on a case-by-case basis, make payments for sub-transfer agent, recordkeeping and other administrative services provided by financial intermediaries for the benefit of shareholders of these classes. Any such payments are made by GMO out of its own resources and are not an additional charge to a Fund or the holders of Class III, IV, V, VI, or Class R6 shares. These payments create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

Class I shares are subject to payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of holders of Class I shares through an account maintained by a third-party platform or intermediary. These services are not primarily intended to result in the sale of Fund shares but instead to provide ongoing services with respect to holders of Class I shares through a third-party platform or intermediary. Because payments for sub-transfer agency, recordkeeping and other administrative services are paid out of a Fund’s Class I assets on an ongoing basis, over time they will increase the cost of an investment in Class I shares. In addition, GMO may, on a case-by-case basis, make payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to shareholders of Class I shares. Any such

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payments will be made by GMO out of its own resources and will not be an additional charge to a Fund or the holders of Class I shares. Any such payments will create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

The Funds’ portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the period ended August 31, 2025 is shown in the table below and is included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)
Asset Allocation Bond Fund	1,396
Emerging Country Debt Fund	80,540
High Yield Fund	4,893
Multi-Sector Fixed Income Fund	3,129
Opportunistic Income Fund	49,473
U.S. Treasury Fund	13,702

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2025, the Funds below had annualized indirect fees and expenses greater than 0.01% of the Fund’s average daily net assets.

Fund Name	Total Indirect Expense
Multi-Sector Fixed Income Fund	0.115%

The Funds are permitted to purchase or sell securities from or to other GMO Trust funds under specified conditions outlined in procedures adopted by the Trustees. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another GMO Trust fund complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effectuated at the current market price. During the period ended August 31, 2025, the Funds did not engage in these transactions.

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and including GMO U.S. Treasury Fund, if applicable, for the period ended August 31, 2025 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)
Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Asset Allocation Bond Fund	9,282,327	—	6,916,544	—
Emerging Country Debt Fund	36,684,094	350,356,593	38,095,160	470,547,676
High Yield Fund	69,732,924	32,010,426	62,456,867	32,619,345
Multi-Sector Fixed Income Fund	178,567,621	9,807,903	164,534,588	21,612,367
Opportunistic Income Fund	1,573,209,515	125,345,058	1,548,975,811	238,856,961
U.S. Treasury Fund	—	—	—	—

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

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8.	Principal shareholders as of August 31, 2025

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund		Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund
Asset Allocation Bond Fund	2	‡	90.27%
Emerging Country Debt Fund	2		23.43%
High Yield Fund	2	‡	86.50%
Multi-Sector Fixed Income Fund	2	‡	80.54%
Opportunistic Income Fund	2		39.57%
U.S. Treasury Fund	3	#	62.18%

‡	One of the shareholders is another fund of the Trust.
#	Two of the shareholders are other funds of the Trust.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Six Months Ended August 31, 2025 (Unaudited)		Year Ended February 28, 2025
	Shares	Amount	Shares	Amount

Asset Allocation Bond Fund
Class VI:
Shares sold	260,755	$4,756,844	208,608	$3,857,811
Shares issued to shareholders in reinvestment of distributions	6,805	126,786	104,032	1,873,103
Shares repurchased	(486,313)	(9,024,052)	(173,077)	(3,408,446)

Net increase (decrease)	(218,753)	$(4,140,422)	139,563	$2,322,468

Emerging Country Debt Fund
Class III:
Shares sold	44,985	$942,875	4,893,248	$98,014,178
Shares issued to shareholders in reinvestment of distributions	448,097	9,419,009	2,062,788	40,996,155
Shares repurchased	(3,103,584)	(64,008,423)	(19,228,017)	(385,568,210)
Redemption fees	—	271,899	—	926,538

Net increase (decrease)	(2,610,502)	$(53,374,640)	(12,271,981)	$(245,631,339)

Class IV:
Shares sold	513,347	$10,000,000	7,641,672	$156,008,806
Shares issued to shareholders in reinvestment of distributions	701,494	14,710,335	2,994,955	59,423,353
Shares repurchased	(1,130,411)	(22,936,723)	(739,646)	(15,022,245)
Redemption fees	—	376,233	—	934,892

Net increase (decrease)	84,430	$2,149,845	9,896,981	$201,344,806

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	Six Months Ended August 31, 2025 (Unaudited)		Year Ended February 28, 2025
	Shares	Amount	Shares	Amount

Emerging Country Debt Fund (continued)
Class VI:
Shares sold	359,288	$7,355,566	24	$517
Shares issued to shareholders in reinvestment of distributions	99,068	2,076,466	460,248	9,118,672
Shares repurchased	(675,948)	(13,887,807)	(5,040,667)	(99,164,340)
Redemption fees	—	47,855	—	168,411

Net increase (decrease)	(217,592)	$(4,407,920)	(4,580,395)	$(89,876,740)

High Yield Fund
Class VI:
Shares sold	110,358	$1,897,751	20,996	$375,000
Shares issued to shareholders in reinvestment of distributions	—	—	1,060,743	17,912,284
Shares repurchased	(45,839)	(802,863)	(2,207,637)	(39,727,814)

Net increase (decrease)	64,519	$1,094,888	(1,125,898)	$(21,440,530)

Class I:
Shares sold	27,340	$466,271	45,252	$766,486
Shares issued to shareholders in reinvestment of distributions	—	—	1,448	24,293
Shares repurchased	(36,295)	(612,438)	(7,328)	(124,515)

Net increase (decrease)	(8,955)	$(146,167)	39,372	$666,264

Multi-Sector Fixed Income Fund
Class III:
Shares sold	31,866	$550,000	57,803	$1,000,001
Shares issued to shareholders in reinvestment of distributions	8,150	141,727	34,671	586,364
Shares repurchased	(17,651)	(305,000)	(30,245)	(535,756)

Net increase (decrease)	22,365	$386,727	62,229	$1,050,609

Class IV:
Shares sold	281,225	$4,920,770	219,972	$3,793,560
Shares issued to shareholders in reinvestment of distributions	32,918	575,739	132,511	2,253,091
Shares repurchased	(308,784)	(5,385,795)	(105,431)	(1,841,611)

Net increase (decrease)	5,359	$110,714	247,052	$4,205,040

Opportunistic Income Fund
Class III:
Shares sold	246,204	$6,000,000	2,278,836	$54,854,076
Shares issued to shareholders in reinvestment of distributions	119,567	2,913,605	193,880	4,688,828
Shares repurchased	(682,625)	(16,604,162)	(514,017)	(12,516,547)

Net increase (decrease)	(316,854)	$(7,690,557)	1,958,699	$47,026,357

Class VI:
Shares sold	210,365	$5,112,859	272,829	$6,611,124
Shares issued to shareholders in reinvestment of distributions	74,574	1,817,222	238,450	5,767,190
Shares repurchased	(2,328,549)	(56,726,624)	(4,281,300)	(103,937,285)

Net increase (decrease)	(2,043,610)	$(49,796,543)	(3,770,021)	$(91,558,971)

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	Six Months Ended August 31, 2025 (Unaudited)		Year Ended February 28, 2025
	Shares	Amount	Shares	Amount

Opportunistic Income Fund (continued)
Class R6:
Shares sold	1,598,079	$38,831,936	6,574,559	$159,785,496
Shares issued to shareholders in reinvestment of distributions	223,632	5,428,079	274,855	6,632,761
Shares repurchased	(1,309,434)	(31,812,711)	(1,272,645)	(30,727,161)

Net increase (decrease)	512,277	$12,447,304	5,576,769	$135,691,096

Class I:
Shares sold	4,249,782	$103,301,981	16,625,321	$401,146,875
Shares issued to shareholders in reinvestment of distributions	776,657	18,885,536	1,537,857	37,113,820
Shares repurchased	(11,495,805)	(278,999,776)	(20,552,908)	(495,392,853)

Net increase (decrease)	(6,469,366)	$(156,812,259)	(2,389,730)	$(57,132,158)

U.S. Treasury Fund
Class VI:
Shares sold	338,710,056	$1,696,917,358	610,755,185	$3,053,569,695
Shares issued to shareholders in reinvestment of distributions	427,955	2,144,052	1,061,307	5,307,436
Shares repurchased	(339,762,423)	(1,702,188,583)	(659,813,128)	(3,299,041,125)

Net increase (decrease)	(624,412)	$(3,127,173)	(47,996,636)	$(240,163,994)

10.	Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended August 31, 2025 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Emerging Country Debt Fund
Bona Fide Investment Holdings II LLC	$13,164,429	$—	$—	$—	$—	$—	$707,628	$13,872,057

Multi-Sector Fixed Income Fund
GMO Emerging Country Debt Fund, Class VI	$4,020,885	$—	$—	$62,804	$—	$—	$247,138	$4,268,023
GMO Opportunistic Income Fund, Class VI	14,731,536	—	—	431,824	—	—	(12,051)	14,719,485

Totals	$18,752,421	$—	$—	$494,628	$—	$—	$235,087	$18,987,508

Opportunistic Income Fund
GMO U.S. Treasury Fund, Class VI	$11,639,444	$—	$—	$255,193	$—	$—	$—	$11,639,444

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2025 through August 31, 2025. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2026.

102

GMO Trust Funds

Board Review of Investment Management Agreements

August 31, 2025 (Unaudited)

GMO Asset Allocation Bond Fund

Approval of renewal of management agreement for GMO Asset Allocation Bond Fund (the “Fund”). At a meeting on June 18, 2025, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2025 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 13, 2025, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 18, 2025 meeting of the Trustees. Prior to and at the June 18 meeting, the Independent Trustees considered that additional information. At the June 18 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. The Trustees noted that the Fund is not currently offered as a standalone investment and the investment strategies it pursues are intended to complement the investment strategies of other GMO funds or accounts. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds. The Trustees noted in particular that, while the Fund may invest in other GMO funds (“underlying GMO funds”) that pay management fees, GMO offsets against the fees it receives from the Fund the management fees, shareholder servicing fees and most other expenses borne by those underlying GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

103

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2025 (Unaudited)

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Emerging Country Debt Fund

Approval of renewal of management agreement for GMO Emerging Country Debt Fund (the “Fund”). At a meeting on June 18, 2025, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2025 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 13, 2025, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 18, 2025 meeting of the Trustees. Prior to and at the June 18 meeting, the Independent Trustees considered that additional information. At the June 18 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service and to the fees shown on GMO’s fee schedule for other pooled investment vehicles and separately managed accounts that it managed or sub-advised with an investment strategy similar to that of the Fund. The Trustees noted the differences in the services provided by GMO to the Fund, to those other vehicles, and to those other accounts, as well as the enterprise, regulatory, and other risks borne by GMO in managing the Fund as compared to the risks borne by GMO in managing or sub-advising those other vehicles and those other accounts. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

104

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2025 (Unaudited)

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds. The Trustees noted in particular that, while the Fund may invest in other GMO funds (“underlying GMO funds”) that pay management fees, GMO offsets against the fees it receives from the Fund the management fees, shareholder servicing fees and most other expenses borne by those underlying GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO High Yield Fund

Approval of renewal of management agreement for GMO High Yield Fund (the “Fund”). At a meeting on June 18, 2025, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2025 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 13, 2025, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 18, 2025 meeting of the Trustees. Prior to and at the June 18 meeting, the Independent Trustees considered that additional information. At the June 18 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

105

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2025 (Unaudited)

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Multi-Sector Fixed Income Fund

Approval of renewal of management agreement for GMO Multi-Sector Fixed Income Fund (the “Fund”). At a meeting on June 18, 2025, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2025 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 13, 2025, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 18, 2025 meeting of the Trustees. Prior to and at the June 18 meeting, the Independent Trustees considered that additional information. At the June 18 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

106

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2025 (Unaudited)

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds. The Trustees noted in particular that, while the Fund may invest in other GMO funds (“underlying GMO funds”) that pay management fees, GMO offsets against the fees it receives from the Fund the management fees, shareholder servicing fees and most other expenses borne by those underlying GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Opportunistic Income Fund

Approval of renewal of management agreement for GMO Opportunistic Income Fund (the “Fund”). At a meeting on June 18, 2025, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2025 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 13, 2025, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 18, 2025 meeting

107

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2025 (Unaudited)

of the Trustees. Prior to and at the June 18 meeting, the Independent Trustees considered that additional information. At the June 18 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service and to the fees shown on GMO’s fee schedule for a separately managed account that it managed or sub-advised with an investment strategy similar to that of the Fund. The Trustees noted the differences in the services provided by GMO to the Fund and to that other account, as well as the enterprise, regulatory, and other risks borne by GMO in managing the Fund as compared to the risks borne by GMO in managing or sub-advising that other account. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

108

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2025 (Unaudited)

GMO U.S. Treasury Fund

Approval of renewal of management agreement for GMO U.S. Treasury Fund (the “Fund”). At a meeting on June 18, 2025, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2025 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 13, 2025, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 18, 2025 meeting of the Trustees. Prior to and at the June 18 meeting, the Independent Trustees considered that additional information. At the June 18 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management agreement. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

109

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2025 (Unaudited)

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

110

SR-083125-FI

GMO Trust

Semi-Annual Financial Statements and Other Information

August 31, 2025

Alternative Allocation Fund

Benchmark-Free Allocation Fund

Benchmark-Free Fund

Global Asset Allocation Fund

Global Developed Equity Allocation Fund

Global Equity Allocation Fund

Implementation Fund

International Developed Equity Allocation Fund

International Equity Allocation Fund

MAC Implementation Fund

Multi-Asset Credit Fund

Strategic Opportunities Allocation Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO’s website at www.gmo.com or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on GMO’s website at www.gmo.com and on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 of each year.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT which is available on the Commission’s website at www.sec.gov. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com. The GMO Trust Statement of Additional Information includes additional information about the Trustees of GMO Trust and is available without charge, upon request, by calling 1-617-346-7646 (collect).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-equities, management and operational risk, market risk-asset backed securities, credit risk, non-U.S. investment risk, small company risk and derivatives risk.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 133.1%

	Australia — 3.1%
15,819	Aristocrat Leisure Ltd. (a)	750,082
85,618	BHP Group Ltd. (a)	2,386,428
129,670	BlueScope Steel Ltd. (a)	1,942,677
101,839	Brambles Ltd. (a)	1,725,880
14,307	Computershare Ltd. (a)	356,042
160,223	Fortescue Ltd. (a)	2,020,920
5,095,577	Gold Road Resources Ltd. (a)	11,231,692
17,371	James Hardie Industries PLC * (a) (b)	349,678
81,465	Medibank Pvt Ltd. (a)	271,399
2,316	Pro Medicus Ltd.	449,847
37,531	Stockland – (REIT) (a)	152,006
85,055	Vicinity Ltd. – (REIT) (a)	144,011

	Total Australia	21,780,662

	Austria — 0.2%
7,751	Erste Group Bank AG (a)	737,782
12,408	OMV AG (a)	683,428
474	Verbund AG (a)	33,804

	Total Austria	1,455,014

	Belgium — 0.4%
38,597	Ageas SA (a)	2,719,458
1,203	KBC Group NV (a)	141,802

	Total Belgium	2,861,260

	Canada — 11.3%
15,500	Canadian Tire Corp. Ltd. – Class A (a)	1,932,774
11,900	CCL Industries, Inc. – Class B (a)	712,865
7,200	CGI, Inc. (a)	699,160
5,000	Empire Co. Ltd. – Class A (a)	194,087
100	Fairfax Financial Holdings Ltd. (a)	172,157
2,000	FirstService Corp. (a)	402,650
2,100	George Weston Ltd. (a)	135,234
5,100	iA Financial Corp., Inc. (a)	548,677
19,700	IGM Financial, Inc. (a)	706,322
801,728	MAG Silver Corp.	19,658,371
46,870	Magna International, Inc. (a) (c)	2,151,333
6,300	Magna International, Inc. (a) (c)	289,185
53,527	Manulife Financial Corp. (a) (c)	1,645,955
4,400	Manulife Financial Corp. (a) (c)	135,362
30,129	Nutrien Ltd. (a) (c)	1,736,033
900	Nutrien Ltd. (a) (c)	51,870
2,200	Onex Corp. (a)	188,226
57,302	Open Text Corp. (a) (c)	1,894,977
16,900	Open Text Corp. (a) (c)	558,924
811,729	Parkland Corp. (a)	22,968,500
49,700	Power Corp. of Canada (a)	2,103,660
68,400	Quebecor, Inc. – Class B (a)	2,078,372
1,299,324	Sandstorm Gold Ltd. (a)	14,500,456
13,200	TFI International, Inc. (b)	1,251,492
8,100	TMX Group Ltd. (a)	323,505

Shares	Description	Value ($)

	Canada — continued
17,700	Toronto-Dominion Bank (a)	1,329,030
13,700	West Fraser Timber Co. Ltd. (a) (c)	997,960
9,190	West Fraser Timber Co. Ltd. (a) (c)	670,043

	Total Canada	80,037,180

	China — 0.7%
548,000	AviChina Industry & Technology Co. Ltd. – Class H	311,448
45,000	Bank of Communications Co. Ltd. – Class H	39,018
78,000	Beijing Enterprises Holdings Ltd.	324,801
410,000	China Communications Services Corp. Ltd. – Class H	244,538
1,630,000	China Construction Bank Corp. – Class H	1,577,517
332,000	China National Building Material Co. Ltd. – Class H	241,237
1,137,000	China Railway Group Ltd. – Class H	578,373
87,000	China Resources Pharmaceutical Group Ltd.	54,577
308,000	China Zhongwang Holdings Ltd. * (d)	—
878,000	CITIC Ltd.	1,260,481

	Total China	4,631,990

	Denmark — 1.2%
582	AP Moller - Maersk AS – Class A (a)	1,196,433
861	AP Moller - Maersk AS – Class B (a)	1,774,116
7,436	Danske Bank AS (a)	306,052
11,727	Genmab AS *	2,926,931
16,858	Novo Nordisk AS – Class B (a)	952,636
32,367	Rockwool AS – B Shares (a)	1,223,256

	Total Denmark	8,379,424

	Finland — 0.4%
2,662	Neste OYJ (a)	48,923
441,373	Nokia OYJ (a)	1,900,084
9,134	Orion OYJ – Class B (a)	729,681
8,707	Wartsila OYJ Abp (a)	255,227

	Total Finland	2,933,915

	France — 2.4%
6,167	Amundi SA (a)	455,863
61,648	ArcelorMittal SA	2,053,790
4,885	BioMerieux	679,328
6,003	Cie de Saint-Gobain SA (a)	648,079
14,758	Cie Generale des Etablissements Michelin SCA (a)	534,440
40,814	Dassault Systemes SE (a)	1,269,323
6,649	Ipsen SA	903,975
5,167	Legrand SA (a)	786,862
3,385	LVMH Moet Hennessy Louis Vuitton SE (a)	1,998,618
24,648	Renault SA (a)	970,039
9,045	Safran SA (a)	3,005,909
7,686	Sodexo SA (a)	461,513

1	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	France — continued
19,493	STMicroelectronics NV	531,211
44,494	STMicroelectronics NV - NY Shares	1,200,893
8,496	Teleperformance SE (a)	655,543
7,233	TotalEnergies SE (a)	454,095

	Total France	16,609,481

	Germany — 4.6%
46,293	Bayer AG (Registered) (a)	1,523,066
11,369	Bayerische Motoren Werke AG (a)	1,189,429
15,871	Continental AG (a)	1,391,650
216,124	Covestro AG *	15,018,720
12,398	Daimler Truck Holding AG (a)	583,188
14,555	Deutsche Post AG (a)	663,383
139,014	E.ON SE (a)	2,478,806
2,983	Heidelberg Materials AG (a)	705,624
5,158	Henkel AG & Co. KGaA (a)	396,417
10,187	Infineon Technologies AG (a)	416,993
5,915	Knorr-Bremse AG (a)	617,896
29,770	Mercedes-Benz Group AG (a)	1,863,149
338	Rational AG (a)	251,949
13,216	SAP SE (a)	3,597,344
5,016	Scout24 SE (a)	649,898
2,431	Siemens AG (Registered) (a)	673,886
3,971	Talanx AG (a)	547,560

	Total Germany	32,568,958

	Greece — 0.0%
24,819	Eurobank Ergasias Services & Holdings SA	91,211

	Hong Kong — 0.6%
80,000	CK Asset Holdings Ltd. (a)	378,520
4,882	Futu Holdings Ltd. ADR (a)	906,099
166,000	HKT Trust & HKT Ltd. – Class SS (a)	251,806
211,000	SITC International Holdings Co. Ltd.	745,147
28,000	Sun Hung Kai Properties Ltd. (a)	330,747
57,500	Techtronic Industries Co. Ltd. (a)	743,612
715,000	WH Group Ltd.	768,339

	Total Hong Kong	4,124,270

	Ireland — 0.1%
6,610	Kingspan Group PLC	509,984

	Israel — 1.6%
84,901	Bank Hapoalim BM	1,659,289
118,923	Bank Leumi Le-Israel BM	2,285,349
1,658	Check Point Software Technologies Ltd. *	320,226
10,107	CyberArk Software Ltd. * (a)	4,581,099
38,023	ICL Group Ltd.	247,156
39,317	Israel Discount Bank Ltd. – Class A	389,499
9,711	Nice Ltd. Sponsored ADR* (a)	1,372,650
2,511	Nice Ltd. *	353,964

	Total Israel	11,209,232

Shares	Description	Value ($)

	Italy — 1.0%
12,735	Leonardo SpA (a)	723,455
9,391	Poste Italiane SpA (a)	219,952
8,859	Prysmian SpA (a)	773,152
10,796	Recordati Industria Chimica e
	Farmaceutica SpA (a)	667,499
180,729	Stellantis NV (a)	1,730,533
3,427,828	Telecom Italia SpA * (a)	1,643,960
45,864	Tenaris SA (a)	830,858
15,972	Tenaris SA ADR (a) (e)	578,027

	Total Italy	7,167,436

	Japan — 8.6%
11,700	AGC, Inc. (a)	366,880
7,800	Amano Corp. (a)	222,817
9,800	Bandai Namco Holdings, Inc. (a)	336,944
9,900	Capcom Co. Ltd. (a)	267,151
13,600	Credit Saison Co. Ltd. (a)	345,355
10,800	Dai Nippon Printing Co. Ltd. (a)	180,896
7,300	Daifuku Co. Ltd. (a)	229,762
6,300	Daito Trust Construction Co. Ltd. (a)	670,394
20,700	Daiwa House Industry Co. Ltd. (a)	731,387
14,800	Daiwabo Holdings Co. Ltd. (a)	313,789
15,100	Denka Co. Ltd. (a)	228,369
10,400	EXEO Group, Inc. (a)	153,420
16,300	Fuji Corp. (a)	303,413
12,300	Fuji Electric Co. Ltd. (a)	774,549
11,700	FUJIFILM Holdings Corp. (a)	277,182
2,600	Fujikura Ltd. (a)	220,581
28,100	H.U. Group Holdings, Inc.	698,796
500	Hikari Tsushin, Inc. (a)	133,143
145,600	Honda Motor Co. Ltd. (a)	1,613,972
127,500	Inpex Corp. (a)	2,166,501
24,100	Isuzu Motors Ltd. (a)	315,677
5,900	ITOCHU Corp. (a)	333,283
20,900	Kanematsu Corp. (a)	439,874
120,800	Kawasaki Kisen Kaisha Ltd.	1,846,087
61,400	Kirin Holdings Co. Ltd.	891,318
2,100	Komatsu Ltd. (a)	71,094
4,800	Konami Group Corp. (a)	724,024
11,900	Kubota Corp. (a)	137,588
9,900	Kyowa Kirin Co. Ltd.	170,977
5,200	Kyudenko Corp. (a)	250,280
7,400	Macnica Holdings, Inc. (a)	100,676
19,800	Makita Corp. (a)	668,476
8,400	Maruichi Steel Tube Ltd. (a)	216,362
19,600	MatsukiyoCocokara & Co. (a)	404,860
11,500	Maxell Ltd. (a)	160,654
51,700	Mitsubishi Electric Corp. (a)	1,234,236
4,700	Mitsubishi UFJ Financial Group, Inc. (a)	71,530
56,100	Mitsui OSK Lines Ltd. (a)	1,800,205
16,600	Mizuno Corp.	289,530
12,100	Morinaga & Co. Ltd.	219,573
9,000	NEC Corp. (a)	274,056
11,600	NH Foods Ltd.	438,312

See accompanying notes to the financial statements.	2

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
61,500	Nippon Yusen KK	2,216,912
658,500	Nissan Motor Co. Ltd. * (a)	1,476,865
34,800	Nitto Denko Corp. (a)	783,300
58,100	Nomura Holdings, Inc. (a)	413,397
40,300	NTT, Inc. (a)	42,624
141,900	Ono Pharmaceutical Co. Ltd.	1,598,253
22,800	Osaka Gas Co. Ltd. (a)	648,867
2,600	Otsuka Holdings Co. Ltd. (a)	136,428
240,800	Panasonic Holdings Corp. (a)	2,437,445
51,500	Penta-Ocean Construction Co. Ltd. (a)	371,737
12,000	Recruit Holdings Co. Ltd. (a)	686,679
67,000	Renesas Electronics Corp. (a)	782,068
6,900	Sankyu, Inc.	383,364
22,900	SCSK Corp. (a)	729,460
15,000	Sega Sammy Holdings, Inc.	312,085
11,500	SG Holdings Co. Ltd.	123,817
119,500	Shionogi & Co. Ltd.	2,067,077
13,800	Stanley Electric Co. Ltd.	279,500
89,500	Subaru Corp. (a)	1,755,664
24,900	SUMCO Corp.	207,173
6,300	Sumitomo Corp. (a)	176,434
28,300	Sumitomo Electric Industries Ltd. (a)	792,654
42,100	Sumitomo Mitsui Financial Group, Inc. (a)	1,146,618
15,100	Sumitomo Mitsui Trust Group, Inc. (a)	429,731
2,700	Sumitomo Realty & Development Co. Ltd. (a)	110,915
59,500	Suzuki Motor Corp. (a)	787,349
12,500	T&D Holdings, Inc. (a)	323,623
10,800	TDK Corp. (a)	139,463
10,100	THK Co. Ltd. (a)	271,651
40,500	Tokai Carbon Co. Ltd. (a)	278,095
21,700	Tokyo Gas Co. Ltd. (a)	829,047
11,300	TOPPAN Holdings, Inc. (a)	291,329
5,500	Tosei Corp. (a)	118,738
14,800	TOTO Ltd. (a)	382,177
14,000	Towa Corp.	163,058
106,549	Toyota Industries Corp. (a)	11,736,631
79,500	Toyota Tsusho Corp. (a)	2,115,923
35,700	Yamaha Corp. (a)	234,896
156,400	Yamaha Motor Co. Ltd. (a)	1,133,458
15,400	Yokogawa Electric Corp. (a)	449,534
11,000	Zenkoku Hosho Co. Ltd. (a)	251,551

	Total Japan	60,909,563

	Mexico — 0.1%
65,583	Cemex SAB de CV Sponsored ADR	596,149

	Netherlands — 1.6%
23,936	ABN AMRO Bank NV	690,402

9,678	Akzo Nobel NV	668,989
391	ASM International NV	187,747
2,355	ASML Holding NV	1,748,805
23,906	EXOR NV (a)	2,395,755
16,353	ING Groep NV	390,427

Shares	Description	Value ($)

	Netherlands — continued
30,559	JDE Peet’s NV	1,119,112
32,819	Koninklijke Ahold Delhaize NV	1,315,149
31,031	NN Group NV	2,135,929
6,603	Randstad NV	312,351
3,891	Wolters Kluwer NV	490,163

	Total Netherlands	11,454,829

	New Zealand — 0.0%
65,902	Meridian Energy Ltd. (a)	221,876

	Norway — 0.4%
78,310	Equinor ASA (a)	1,932,599
60,116	Orkla ASA	672,164
11,213	Yara International ASA	408,195

	Total Norway	3,012,958

	Poland — 0.3%
84,223	ORLEN SA	1,799,764
143,893	PGE Polska Grupa Energetyczna SA *	448,464

	Total Poland	2,248,228

	Portugal — 0.1%
16,573	Galp Energia SGPS SA	322,142

	Singapore — 0.4%
145,500	CapitaLand Integrated Commercial Trust – (REIT)	258,534
57,300	Singapore Exchange Ltd.	739,726
37,500	Wilmar International Ltd.	86,184
753,700	Yangzijiang Shipbuilding Holdings Ltd.	1,707,743

	Total Singapore	2,792,187

	South Korea — 1.7%
10,546	Doosan Bobcat, Inc.	402,883
10,383	Hankook Tire & Technology Co. Ltd.	299,298
38,235	HMM Co. Ltd.	607,261
3,375	Hyundai Glovis Co. Ltd.	446,341
9,211	Hyundai Mobis Co. Ltd.	2,103,431
5,389	Hyundai Motor Co.	848,379
27,526	Kia Corp.	2,082,712
8,409	LG Corp.	449,618
23,248	LG Electronics, Inc.	1,231,882
834	LG Innotek Co. Ltd.	100,796
1,150	POSCO Holdings, Inc.	234,743
1,179	POSCO Holdings, Inc. Sponsored ADR (a)	60,825
40,348	Samsung Electronics Co. Ltd.	2,015,778
4,901	Shinhan Financial Group Co. Ltd. ADR (a)	231,474
3,769	Shinhan Financial Group Co. Ltd.	176,609
7,038	SK Square Co. Ltd. *	746,433

	Total South Korea	12,038,463

	Spain — 1.4%
21,278	Amadeus IT Group SA (a)	1,784,760

3	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Spain — continued
168,015	Banco Bilbao Vizcaya Argentaria SA (a)	3,057,705
327,229	Banco Santander SA (a)	3,125,050
144,310	International Consolidated Airlines Group SA (a)	746,098
72,369	Repsol SA (a)	1,186,569

	Total Spain	9,900,182

	Sweden — 0.7%
4,009	Assa Abloy AB – Class B (a)	141,657
14,080	Atlas Copco AB – B Shares (a)	200,221
3,786	Atlas Copco AB – Class A (a)	60,443
21,820	Fastighets AB Balder – B Shares * (a)	155,344
43,080	Investor AB – B Shares (a)	1,327,163
5,494	Sandvik AB (a)	138,944
11,643	Skanska AB – B Shares (a)	289,144
19,453	SKF AB – B Shares (a)	499,485
202	Spotify Technology SA * (a)	137,740
222,242	Telefonaktiebolaget LM Ericsson – B Shares (a)	1,759,447
2,072	Volvo AB – B Shares (a)	63,751

	Total Sweden	4,773,339

	Switzerland — 1.1%
11,881	ABB Ltd. (Registered) (a)	797,347
3,106	BKW AG (a)	646,580
8,186	Logitech International SA (Registered) (a)	845,268
22,739	Nestle SA (Registered) (a)	2,144,982
1,395	Novartis AG (Registered) (a)	176,568
6,497	Roche Holding AG (a) (c)	2,118,530
199	Roche Holding AG (a) (c)	68,344
1,991	Schindler Holding AG (Registered) (a)	712,062
1,329	SGS SA (Registered) (a)	135,572
645	Sonova Holding AG (a)	187,880

	Total Switzerland	7,833,133

	Taiwan — 0.9%
16,100	Silicon Motion Technology Corp. ADR (b)	1,282,848
140,154	Taiwan Semiconductor Manufacturing Co. Ltd.	5,248,961

	Total Taiwan	6,531,809

	Thailand — 0.8%
364,000	Kasikornbank PCL NVDR	1,893,387
2,616,800	Krung Thai Bank PCL NVDR	1,990,107
255,800	PTT Exploration & Production PCL NVDR	884,595
98,600	PTT PCL NVDR	94,408
129,300	SCB X PCL NVDR	513,071

	Total Thailand	5,375,568

	Turkey — 0.1%
67,327	Turk Hava Yollari AO	548,410

Shares	Description	Value ($)

	United Arab Emirates — 0.0%
11,684	Emaar Development PJSC	46,858

	United Kingdom — 6.8%
48,563	3i Group PLC (a)	2,638,366
42,526	Auto Trader Group PLC (a)	461,807
7,164	Aviva PLC (a)	63,086
873,145	BT Group PLC (a)	2,556,385
13,593	Coca-Cola HBC AG	687,592
115,488	Compass Group PLC (a)	3,925,171
72,599	Diageo PLC (a)	2,013,448
3,152	Experian PLC (a)	163,386
51,620	GSK PLC Sponsored ADR (a)	2,047,765
33,216	GSK PLC (a)	656,351
564,805	Haleon PLC (a)	2,779,541
3,082	Halma PLC (a)	137,017
2,166	Intertek Group PLC (a)	137,383
342,487	Kingfisher PLC (a)	1,192,918
4,210	Next PLC (a)	680,326
46,645	Pearson PLC (a)	678,303
46,300	Rentokil Initial PLC ADR (a) (b) (e)	1,143,147
16,542	Rio Tinto PLC Sponsored ADR (a)	1,037,514
43,262	Sage Group PLC (a)	634,616
11,442	Shell PLC ADR (a)	845,335
19,216	Smiths Group PLC (a)	611,847
49,771	Unilever PLC (a)	3,139,806
157,828	Verona Pharma PLC ADR*	16,715,563
873,631	Vodafone Group PLC (a)	1,046,106
164,697	Vodafone Group PLC Sponsored ADR (a)	1,969,776

	Total United Kingdom	47,962,555

	United States — 80.5%
26,429	AAON, Inc. (e)	2,192,286
34,015	Abbott Laboratories (a)	4,512,430
13,952	Accenture PLC – Class A	3,627,101
13,452	Acushnet Holdings Corp. (e)	1,031,096
22,095	ACV Auctions, Inc. – Class A * (a)	257,628
2,054	Adobe, Inc. * (a)	732,662
27,613	Akamai Technologies, Inc. * (a)	2,185,017
726,549	Albertsons Cos., Inc. – Class A (a) (b)	14,138,644
5,958	Align Technology, Inc. *	845,798
15,367	Allegion PLC (a) (e)	2,609,317
30,029	Alphabet, Inc. – Class A (a)	6,393,474
989	Alphabet, Inc. – Class C (a)	211,181
17,484	Amazon.com, Inc. * (a)	4,003,836
3,557	Ameren Corp. (a)	354,917
6,718	American Electric Power Co., Inc. (a)	745,832
763	AMETEK, Inc. (a)	141,002
1,080	Amphenol Corp. – Class A (a)	117,569
28,410	Apple, Inc. (a)	6,595,097
3,567	Applied Materials, Inc. (a)	573,431
1,748	AppLovin Corp. – Class A * (a)	836,575
16,518	AptarGroup, Inc. (a)	2,300,462
56,966	Aramark (a)	2,227,940
8,395	Arch Capital Group Ltd. (a)	768,394

See accompanying notes to the financial statements.	4

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	United States — continued
1,692,041	AvidXchange Holdings, Inc. * (a)	16,818,888
12,180	Axcelis Technologies, Inc. *	974,887
3,873	Badger Meter, Inc. (a)	708,449
14,832	Balchem Corp. (a)	2,404,119
44,645	Bank of America Corp. (a)	2,265,287
5,600	Becton Dickinson & Co. (a) (b)	1,080,688
16,682	Best Buy Co., Inc. (a)	1,228,462
15,241	Booz Allen Hamilton Holding Corp. (a)	1,657,002
38,798	Bristol-Myers Squibb Co. (a)	1,830,490
11,170	Broadcom, Inc. (a)	3,321,846
11,190	Brown-Forman Corp. – Class B (e)	335,029
19,716	Bruker Corp.	669,950
14,342	Builders FirstSource, Inc. * (a)	1,988,949
1,730	Bunge Global SA (e)	145,701
19,757	Cactus, Inc. – Class A (a)	828,806
9,889	Capital One Financial Corp. (a)	2,246,979
38,000	Capri Holdings Ltd. * (b) (e)	782,420
23,955	Carnival Corp. * (a)	763,925
7,004	Carrier Global Corp. (a)	456,661
50	Cboe Global Markets, Inc. (a)	11,798
16,883	CBRE Group, Inc. – Class A * (a)	2,737,072
61,601	Centene Corp. *	1,788,893
8,384	CF Industries Holdings, Inc. (a)	726,306
3,802	CH Robinson Worldwide, Inc. (a)	489,317
88,056	Chart Industries, Inc. * (a) (b)	17,554,844
4,400	Charter Communications, Inc. – Class A * (a) (b)	1,168,552
6,599	Chevron Corp. (a) (b)	1,059,799
13,004	Cigna Group (a)	3,912,513
15,190	Cirrus Logic, Inc. * (a)	1,734,546
9,823	Cisco Systems, Inc. (a)	678,671
31,416	Citigroup, Inc. (a)	3,033,843
12,355	Citizens Financial Group, Inc. (a)	645,919
4,070	Clean Harbors, Inc. * (a)	985,795
2,000	CMS Energy Corp. (a)	143,140
125,061	CNH Industrial NV (a)	1,431,948
29,331	Coca-Cola Co. (a)	2,023,546
35,031	Cognizant Technology Solutions Corp. – Class A (a)	2,530,990
13,778	Cohen & Steers, Inc. (a)	1,017,643
55,020	Comcast Corp. – Class A (a)	1,869,029
6,400	ConocoPhillips (a) (b)	633,408
6,193	Consolidated Edison, Inc. (a)	608,338
15,849	Constellation Brands, Inc. – Class A (a)	2,566,587
9,781	Corteva, Inc. (a)	725,652
516	Costco Wholesale Corp. (a)	486,753
1,325	Crowdstrike Holdings, Inc. – Class A * (a)	561,403
266,000	CSX Corp. (a) (b)	8,647,660
6,760	Cummins, Inc. (a)	2,693,454
43,268	CVS Health Corp. (a)	3,165,054
1,800	Darden Restaurants, Inc. (a)	372,492
5,143	Dell Technologies, Inc. – Class C (a)	628,217
27,731	Delta Air Lines, Inc. (a)	1,713,221
45,607	Devon Energy Corp. (a)	1,646,413

Shares	Description	Value ($)

	United States — continued
3,304	Dick’s Sporting Goods, Inc. (a) (b)	703,091
8,983	Docusign, Inc. * (a)	688,637
28,102	Dolby Laboratories, Inc. – Class A (a)	2,014,351
2,854	DoorDash, Inc. – Class A * (a)	699,944
3,613	Dover Corp. (a)	646,221
13,578	DR Horton, Inc. (a)	2,301,199
4,961	DTE Energy Co. (a)	677,921
2,867	Duke Energy Corp. (a)	351,179
17,000	DuPont de Nemours, Inc. (a) (b)	1,307,640
14,827	Dynatrace, Inc. * (a)	750,246
31,244	eBay, Inc. (a)	2,831,019
8,874	Edwards Lifesciences Corp. * (a)	721,811
4,422	Electronic Arts, Inc. (a)	760,363
15,737	Elevance Health, Inc. (a)	5,014,595
2,861	Eli Lilly & Co. (a)	2,095,911
18,236	Entegris, Inc. (a)	1,527,083
15,084	EOG Resources, Inc. (a)	1,882,785
1,631	EPAM Systems, Inc. * (a)	287,643
3,617	Essential Utilities, Inc. (a)	142,908
2,950	Everest Group Ltd. (a)	1,008,546
9,875	Evergy, Inc. (a)	703,692
15,971	Exelon Corp. (a)	697,613
11,237	Expedia Group, Inc. (a)	2,413,708
7,158	Fabrinet *	2,371,374
359	FactSet Research Systems, Inc. (a)	134,022
4,885	FedEx Corp. (a)	1,128,777
10,871	Fidelity National Financial, Inc. (a)	650,847
166,700	Foot Locker, Inc. * (b) (e)	4,117,490
173,445	Ford Motor Co. (a)	2,041,448
10,629	Fox Corp. – Class A (a)	634,551
19,663	Fox Corp. – Class B (a)	1,072,617
35,994	Franklin Resources, Inc. (e)	923,606
226,578	Frontier Communications Parent, Inc. * (a)	8,401,512
12,029	FTI Consulting, Inc. * (a)	2,028,571
15,071	Gaming & Leisure Properties, Inc. – (REIT) (a)	723,559
3,300	Garmin Ltd. (a)	798,006
95,635	GCI Liberty, Inc. * (e) (f)	4,782
37,271	GE HealthCare Technologies, Inc. (a)	2,747,991
40,292	General Motors Co. (a)	2,360,708
45,607	Globus Medical, Inc. – Class A * (b)	2,794,341
942	Goldman Sachs Group, Inc. (a)	702,025
5,382	Hartford Insurance Group, Inc. (a)	712,092
196,325	Hewlett Packard Enterprise Co. (a) (b)	4,431,055
8,216	Hilton Worldwide Holdings, Inc. (a)	2,268,109
7,107	Houlihan Lokey, Inc. (a)	1,416,070
8,000	Howard Hughes Holdings, Inc. * (a) (b) (e)	610,160
105,431	HP, Inc. (a)	3,009,001
4,791	Humana, Inc. (a) (b)	1,454,835
19,375	Huntington Bancshares, Inc. (a)	345,069
525	IDEXX Laboratories, Inc. * (a)	339,722
25,168	Incyte Corp. * (a)	2,129,464
334,448	Informatica, Inc. – Class A * (a)	8,337,789
3,606	Installed Building Products, Inc. (a) (e)	944,123

5	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	United States — continued
97,132	Intel Corp. * (a)	2,365,164
6,051	International Business Machines Corp. (a)	1,473,358
28,500	International Paper Co. (a) (b) (e)	1,415,880
4,835	Intuitive Surgical, Inc. * (a)	2,288,381
15,864	Jack Henry & Associates, Inc. (a)	2,589,957
690	Jacobs Solutions, Inc. (a)	100,899
27,163	Johnson & Johnson (a)	4,812,469
2,302	JPMorgan Chase & Co. (a)	693,869
2,620	Kadant, Inc. (a) (e)	846,994
130,577	Kellanova (a)	10,380,871
5,155	Kimberly-Clark Corp. (a)	665,717
31,468	Kinder Morgan, Inc. (a)	849,007
2,329	KLA Corp. (a)	2,030,888
85,767	Kraft Heinz Co. (a) (b)	2,398,903
9,501	Kroger Co. (a)	644,548
47,091	Lam Research Corp. (a)	4,716,164
3,965	Leidos Holdings, Inc. (a)	717,348
16,211	Lennar Corp. – Class A (a)	2,158,333
349,966	Liberty Broadband Corp. – Class C * (a)	21,298,931
1,884	LPL Financial Holdings, Inc. (a)	686,680
30,766	LyondellBasell Industries NV – Class A (a)	1,733,664
28,020	Malibu Boats, Inc. – Class A *	930,264
12,260	Marzetti Co.	2,238,676
10,402	Masimo Corp. * (e)	1,453,263
1,427	Medpace Holdings, Inc. * (a)	678,553
57,944	Merck & Co., Inc. (a)	4,874,249
10,082	Meta Platforms, Inc. – Class A (a)	7,447,573
14,280	Micron Technology, Inc. (a)	1,699,463
21,946	Microsoft Corp. (a)	11,119,819
8,300	Middleby Corp. * (a) (b) (e)	1,135,855
17,512	Moderna, Inc. *	421,864
4,184	Molina Healthcare, Inc. *	756,593
13,280	Molson Coors Beverage Co. – Class B	670,507
898	Monolithic Power Systems, Inc. (a)	750,512
5,723	Monster Beverage Corp. * (a)	357,172
4,728	Morgan Stanley (a)	711,469
7,000	Mr. Cooper Group, Inc. * (a) (b)	1,319,710
550	Netflix, Inc. * (a)	664,538
44,427	New York Times Co. – Class A (a)	2,658,512
29,547	Norfolk Southern Corp. (a)	8,272,569
1,020	Northrop Grumman Corp. (a)	601,841
18,162	Nucor Corp. (a)	2,701,234
15,785	Ollie’s Bargain Outlet Holdings, Inc. * (a)	2,002,169
23,673	Omnicom Group, Inc. (b) (e)	1,854,306
34,502	ON Semiconductor Corp. * (a)	1,710,954
21,018	Oracle Corp. (a)	4,752,800
18,621	PACCAR, Inc. (a)	1,861,728
821,746	Pacific Premier Bancorp, Inc. (a)	20,124,560
2,924	Paycom Software, Inc. (a) (e)	664,187
39,014	PayPal Holdings, Inc. * (a)	2,738,393
53,100	Penn Entertainment, Inc. * (a) (b) (e)	1,074,213
6,376	Pentair PLC (a)	685,611
114,641	Pfizer, Inc. (a)	2,838,511
94,220	Pinnacle Financial Partners, Inc. (a)	9,160,068

Shares	Description	Value ($)

	United States — continued
19,708	Pinterest, Inc. – Class A * (a)	721,904
6,533	Power Integrations, Inc.	294,638
3,294	Preformed Line Products Co. (a) (e)	629,385
20,910	PriceSmart, Inc. (a)	2,242,807
5,339	Principal Financial Group, Inc. (a)	429,843
2,833	Progressive Corp. (a)	699,921
16,858	PulteGroup, Inc. (a)	2,225,593
5,567	QUALCOMM, Inc. (a)	894,784
7,476	Quest Diagnostics, Inc. (a)	1,357,941
4,518	RBC Bearings, Inc. * (a) (e)	1,761,839
3,609	Reddit, Inc. – Class A * (a)	812,314
4,478	Regeneron Pharmaceuticals, Inc. (a)	2,600,375
3,340	ROBLOX Corp. – Class A * (a)	416,131
63,300	Rocket Cos., Inc. – Class A (b) (e)	1,124,841
518	Rollins, Inc. (a)	29,288
15,853	Salesforce, Inc. (a)	4,062,331
132,830	Skechers USA, Inc. – Class A * (a)	8,378,916
2,561	Skyworks Solutions, Inc. (a)	191,921
3,077	Snowflake, Inc. * (a)	734,357
35,083	Solventum Corp. *	2,564,216
13,739	State Street Corp. (a)	1,579,573
18,647	Steel Dynamics, Inc. (a)	2,441,265
24,652	StepStone Group, Inc. – Class A (a)	1,529,903
39,594	Synchrony Financial (a)	3,022,606
19,052	T. Rowe Price Group, Inc. (a)	2,050,376
15,914	Target Corp. (a)	1,527,426
3,333	TE Connectivity PLC (a) (e)	688,265
19,577	Texas Instruments, Inc. (a)	3,963,951
8,762	Thermo Fisher Scientific, Inc. (a)	4,317,213
15,607	TJX Cos., Inc. (a)	2,132,072
13,321	Tradeweb Markets, Inc. – Class A (a)	1,643,279
1,558	Trane Technologies PLC (a)	647,505
31,012	Trex Co., Inc. * (a)	1,911,270
403,294	TXNM Energy, Inc. (a)	22,842,572
11,100	Tyson Foods, Inc. – Class A	630,258
112,827	U.S. Bancorp (a)	5,509,342
23,377	Uber Technologies, Inc. * (a)	2,191,594
1,426	Ulta Beauty, Inc. * (a)	702,633
6,200	Union Pacific Corp. (a) (b)	1,386,134
29,962	United Airlines Holdings, Inc. * (a)	3,146,010
23,062	United Parcel Service, Inc. – Class B (a)	2,016,541
800	United Rentals, Inc. (a) (b)	765,072
955	United Therapeutics Corp. *	291,046
14,375	UnitedHealth Group, Inc. (a)	4,454,381
11,034	Universal Display Corp. (a)	1,529,202
7,114	Universal Health Services, Inc. – Class B	1,291,760
2,397	Veeva Systems, Inc. – Class A * (a)	645,272
1,273	VeriSign, Inc. (a)	348,000
264,118	Veritex Holdings, Inc. (a)	9,072,453
64,722	Verizon Communications, Inc. (a)	2,862,654
20,384	VICI Properties, Inc. – (REIT) (e)	688,572
10,427	Visa, Inc. – Class A (a)	3,668,010
2,400	Waters Corp. * (b)	724,320
33,311	Wells Fargo & Co. (a)	2,737,498

See accompanying notes to the financial statements.	6

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

	Shares	Description	Value ($)

		United States — continued
	3,095	Williams-Sonoma, Inc. (a)	582,448
	405,234	WillScot Holdings Corp. (a) (b) (e)	9,822,872
	9,053	Woodward, Inc. (a)	2,234,461
	11,271	WP Carey, Inc. – (REIT) (a)	756,284
	1,898	Xcel Energy, Inc. (a)	137,396
	13,915	XPEL, Inc. *	517,081
	2,443	Yum! Brands, Inc. (a)	359,048
	4,688	Zoetis, Inc. (a)	733,203
	34,261	Zoom Communications, Inc. * (a)	2,789,531

		Total United States	568,628,323

		TOTAL COMMON STOCKS (COST $882,151,491)	939,556,589

		PREFERRED STOCKS (g) —0.5%

		Brazil — 0.0%
	95,400	Cia Energetica de Minas Gerais	195,486

		Germany — 0.5%
	11,803	Bayerische Motoren Werke AG (a)	1,130,104
	19,478	Volkswagen AG (a)	2,269,723

		Total Germany	3,399,827

		South Korea — 0.0%
	492	Hyundai Motor Co. (c)	59,957
	542	Hyundai Motor Co. (c)	64,076
	2,532	Samsung Electronics Co. Ltd.	102,804

		Total South Korea	226,837

		TOTAL PREFERRED STOCKS (COST $3,363,317)	3,822,150

		RIGHTS/WARRANTS — 0.1%

		Canada — 0.0%
	176,256	Resolute Forest Products, Inc. * (f)	264,384

		Italy — 0.0%
EUR	3,427,828	Telecom Italia SpA * (f)	43,595

		United States — 0.1%
	13,635	ABIOMED, Inc. * (f)	21,816
	195,149	Bristol-Myers Squibb Co. * (f)	302,481
	38,486	Pershing Square Holdings Ltd. * (f)	11,546
	121,981	Walgreens Boots Alliance, Inc. * (f)	60,990

		Total United States	396,833

		TOTAL RIGHTS/WARRANTS (COST $613,270)	704,812

		INVESTMENT FUNDS — 5.4%

		United States — 5.4%
	9,856,086	Altaba, Inc.* (f)	12,812,912

	Shares/ Par Value†	Description	Value ($)

		United States — continued
	4,990,020	GMO U.S. Treasury Fund, Class VI (h)	25,000,000

		TOTAL INVESTMENT FUNDS (COST $37,090,463)	37,812,912

		DEBT OBLIGATIONS — 35.4%

		Dominican Republic — 0.3%

		Sovereign and Sovereign Agency Issuers — 0.3%
DOP	25,000,000	Dominican Republic Central Bank Notes, 144A, 13.00%, due 01/30/26	401,763
DOP	100,000,000	Dominican Republic International Bonds, Reg S, 13.63%, due 02/03/33	1,897,316

		Total Dominican Republic	2,299,079

		SupraNational — 0.0%

		Sovereign and Sovereign Agency Issuers — 0.0%
NGN	320,000,000	Asian Development Bank, 20.00%, due 03/27/26	207,673

		United States — 35.0%

		U.S. Government — 25.8%
	9,300,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.10%, 4.24%, due 01/31/27 (i)	9,297,092
	106,770,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 4.30%, due 04/30/27 (a) (i)	106,757,002
	66,100,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 4.30%, due 07/31/27 (a) (i)	66,083,552

		Total U.S. Government	182,137,646

		U.S. Government Agency — 9.2%
	15,000,000	Uniform Mortgage-Backed Security, TBA, 5.50%, due 09/01/39	15,332,890
	1,113,000	Uniform Mortgage-Backed Security, TBA, 5.50%, due 09/01/54	1,119,266
	47,800,000	Uniform Mortgage-Backed Security, TBA, 6.00%, due 09/01/54	48,830,743

		Total U.S. Government Agency	65,282,899

		Total United States	247,420,545

		Uruguay — 0.1%

		Sovereign and Sovereign Agency Issuers — 0.1%
UYU	13,000,000	Uruguay Government International Bonds, 8.25%, due 05/21/31	327,628

		TOTAL DEBT OBLIGATIONS (COST $250,149,404)	250,254,925

7	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares / Par Value†		Description	Value ($)

		SHORT-TERM INVESTMENTS — 13.0%

		Money Market Funds — 1.1%
	8,139,146	State Street Institutional Treasury Money Market Fund – Premier Class, 4.19% (j)	8,139,146

		Repurchase Agreements — 9.5%
	67,025,753	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 08/29/25, maturing on 09/02/25 with a maturity value of $67,057,850 and an effective yield of 4.31%, collateralized by a U.S. Treasury Note with maturity date 12/15/27 and a market value of $68,472,564.	67,025,753

		Sovereign and Sovereign Agency Issuers — 2.4%
EGP	50,000,000	Egypt Treasury Bills, Zero Coupon, due 09/09/25	1,021,155

Par Value†		Description	Value ($)

		Sovereign and Sovereign Agency Issuers — continued
JPY	2,000,000,000	Japan Treasury Discount Bills, Zero Coupon, due 09/29/25	13,605,110
NGN	1,600,000,000	Nigeria OMO Bills, Zero Coupon, due 12/30/25	956,848
NGN	600,000,000	Nigeria OMO Bills, Zero Coupon, due 04/07/26	337,614
NGN	1,700,000,000	Nigeria OMO Bills, Zero Coupon, due 02/24/26	981,376

		Total Sovereign and Sovereign Agency Issuers	16,902,103

		TOTAL SHORT-TERM INVESTMENTS (COST $92,241,386)	92,067,002

PURCHASED OPTIONS — 0.2%

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value ($)

Equity Options – Puts — 0.2%
Dick’s Sporting Goods, Inc. (b)	210.00	09/19/25	194	USD 4,128,320	105,730
Sunoco LP (b)	55.00	12/19/25	1,531	USD 8,007,130	719,570
Sunoco LP (b)	57.50	12/19/25	180	USD 941,400	95,400
Sunoco LP (b)	52.50	12/19/25	684	USD 3,577,320	225,720
Rocket Cos., Inc. (b)	9.20	01/16/26	81	USD 143,937	405

		Total Equity Options – Puts			1,146,825

TOTAL PURCHASED OPTIONS (COST $1,311,329)					1,146,825

TOTAL INVESTMENTS — 187.7% (Cost $1,266,920,660)					1,325,365,215

Shares	Description	Value ($)

	SECURITIES SOLD SHORT — (83.4)%

	Common Stocks — (79.5)%

	Australia — (2.8)%
(28,926)	ANZ Group Holdings Ltd.	(635,624)
(142,901)	APA Group	(822,981)
(10,288)	ASX Ltd.	(420,252)
(28,468)	CAR Group Ltd.	(750,928)
(2,220)	Cochlear Ltd.	(437,152)
(6,313)	Commonwealth Bank of Australia	(701,677)
(16,081)	Dexus – (REIT)	(78,909)
(38,376)	GPT Group – (REIT)	(139,953)
(16,107)	Insurance Australia Group Ltd.	(91,631)
(193,788)	Lottery Corp. Ltd.	(744,498)
(2,147)	Macquarie Group Ltd.	(314,895)
(66,561)	Mirvac Group – (REIT)	(102,580)
(2,137)	National Australia Bank Ltd.	(59,641)
(20,417)	NEXTDC Ltd. *	(219,374)

Shares	Description	Value ($)

	Australia — continued
(231,063)	Northern Star Resources Ltd.	(2,883,612)
(9,673)	Pro Medicus Ltd.	(1,878,831)
(6,427)	REA Group Ltd.	(1,052,541)
(74,097)	Scentre Group – (REIT)	(197,489)
(9,244)	SEEK Ltd.	(167,167)
(16,651)	SGH Ltd.	(548,309)
(99,803)	Sigma Healthcare Ltd.	(203,351)
(359,054)	South32 Ltd.	(633,983)
(6,920)	Suncorp Group Ltd.	(96,169)
(111,512)	Transurban Group	(1,063,612)
(44,903)	Vicinity Ltd. – (REIT)	(76,027)
(17,437)	Washington H Soul Pattinson & Co. Ltd.	(498,447)
(34,973)	WiseTech Global Ltd.	(2,317,026)
(25,967)	Woodside Energy Group Ltd.	(447,606)
(22,474)	Woolworths Group Ltd.	(423,047)
(16,719)	Xero Ltd. *	(1,782,795)

	Total Australia	(19,790,107)

See accompanying notes to the financial statements.	8

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Belgium — (0.4)%
(9,694)	Anheuser-Busch InBev SA	(608,162)
(1,797)	Argenx SE *	(1,279,473)
(4,542)	Elia Group SA	(519,722)
(51)	Lotus Bakeries NV	(500,129)
(1,522)	Syensqo SA	(134,535)

	Total Belgium	(3,042,021)

	Brazil — (0.4)%
(186,231)	NU Holdings Ltd. – Class A *	(2,756,219)

	Canada — (4.7)%
(61,000)	AltaGas Ltd.	(1,808,214)
(3,900)	AtkinsRealis Group, Inc.	(268,188)
(15,262)	Brookfield Renewable Corp. (c)	(514,329)
(2,500)	Brookfield Renewable Corp. (c)	(84,265)
(4,100)	CAE, Inc. *	(110,549)
(28,283)	Cameco Corp.	(2,188,821)
(2,200)	Canadian Apartment Properties – (REIT)	(68,082)
(44,539)	Enbridge, Inc. (c)	(2,153,015)
(2,000)	Enbridge, Inc. (c)	(96,771)
(12,141)	Franco-Nevada Corp.	(2,286,757)
(4,100)	GFL Environmental, Inc.	(205,097)
(23,000)	Keyera Corp.	(741,071)
(532,030)	Pan American Silver Corp. (c)	(18,046,458)
(4,800)	Pan American Silver Corp. (c)	(162,837)
(52,001)	Pembina Pipeline Corp.	(1,964,078)
(23,997)	Restaurant Brands International, Inc.	(1,519,730)
(34,700)	Saputo, Inc.	(868,669)
(1,900)	TC Energy Corp.	(98,946)
(2,200)	Teck Resources Ltd. – Class B	(75,226)

	Total Canada	(33,261,103)

	China — (0.2)%
(10,000)	Akeso, Inc. *	(201,416)
(5,400)	BeOne Medicines Ltd. – Class H *	(128,461)
(4,460)	Bilibili, Inc. – Class Z *	(103,976)
(38,000)	Genscript Biotech Corp. *	(84,390)
(14,000)	Innovent Biologics, Inc. *	(174,971)
(1,300)	Legend Biotech Corp. ADR*	(45,149)
(25,630)	NIO, Inc. – Class A *	(164,147)
(13,000)	XPeng, Inc. – Class A *	(137,250)
(14,300)	Zhejiang Leapmotor Technology Co. Ltd. – Class H *	(119,359)

	Total China	(1,159,119)

	Denmark — (0.6)%
(18,307)	Coloplast AS – Class B	(1,761,069)
(16,819)	Orsted AS *	(509,976)
(76,320)	Tryg AS	(2,005,715)
(1,867)	Zealand Pharma AS *	(128,317)

	Total Denmark	(4,405,077)

Shares	Description	Value ($)

	Finland — (0.1)%
(47,602)	Nordea Bank Abp	(726,419)

	France — (1.2)%
(15,857)	Aeroports de Paris SA	(2,087,107)
(31,405)	Alstom SA *	(755,037)
(216)	Dassault Aviation SA	(68,186)
(20,180)	Edenred SE	(583,753)
(75)	Euronext NV	(12,381)
(919)	Gecina SA – (REIT)	(90,239)
(76,139)	Getlink SE	(1,440,296)
(773)	Hermes International SCA	(1,893,198)
(3,008)	Kering SA	(806,036)
(13,520)	Renault SA	(532,089)
(2,272)	Unibail-Rodamco-Westfield – (REIT) *	(236,378)

	Total France	(8,504,700)

	Germany — (2.1)%
(12,788)	BASF SE	(679,311)
(21,550)	Bayer AG (Registered)	(709,007)
(19,670)	Commerzbank AG	(750,775)
(4,826)	CTS Eventim AG & Co. KGaA	(452,384)
(66,582)	Delivery Hero SE *	(1,766,352)
(610)	Deutsche Boerse AG	(179,544)
(40,382)	Deutsche Lufthansa AG	(376,473)
(2,843)	LEG Immobilien SE	(238,317)
(5,112)	MTU Aero Engines AG	(2,278,251)
(316)	Nemetschek SE	(43,655)
(246)	Qiagen NV	(11,462)
(97)	Rational AG	(72,305)
(825)	Rheinmetall AG	(1,600,294)
(28,630)	Siemens Energy AG *	(3,045,640)
(10,188)	Talanx AG	(1,404,819)
(42,195)	Vonovia SE	(1,366,415)

	Total Germany	(14,975,004)

	Hong Kong — (0.4)%
(70,600)	AIA Group Ltd.	(671,008)
(41,000)	Galaxy Entertainment Group Ltd.	(217,361)
(15,000)	Henderson Land Development Co. Ltd.	(52,052)
(11,900)	Hongkong Land Holdings Ltd.	(73,784)
(11,000)	Link REIT	(58,753)
(187,000)	MTR Corp. Ltd.	(634,001)
(292,000)	Sands China Ltd.	(769,025)
(62,500)	Swire Pacific Ltd. – Class A	(535,727)
(28,000)	Wharf Holdings Ltd.	(80,359)

	Total Hong Kong	(3,092,070)

	Israel — (0.6)%
(8,554)	Monday.com Ltd. *	(1,650,922)
(32,200)	Teva Pharmaceutical Industries Ltd. ADR*	(591,836)
(13,902)	Wix.com Ltd. *	(1,961,294)

	Total Israel	(4,204,052)

9	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Italy — (1.1)%
(13,555)	Amplifon SpA	(246,877)
(18,685)	Eni SpA	(334,021)
(4,342)	Ferrari NV	(2,066,305)
(87,647)	FinecoBank Banca Fineco SpA	(1,924,012)
(188,421)	Infrastrutture Wireless Italiane SpA	(2,284,513)
(115,021)	Nexi SpA	(729,876)

	Total Italy	(7,585,604)

	Japan — (5.7)%
(6,700)	Advantest Corp.	(512,346)
(237,600)	Aeon Co. Ltd.	(2,882,337)
(32,700)	Aisin Corp.	(538,127)
(84,000)	ANA Holdings, Inc.	(1,693,539)
(55,100)	Asics Corp.	(1,481,176)
(48,700)	Astellas Pharma, Inc.	(534,613)
(30,200)	Chiba Bank Ltd.	(308,946)
(15,700)	Concordia Financial Group Ltd.	(118,462)
(56,300)	Daiwa Securities Group, Inc.	(436,458)
(51,300)	Dentsu Group, Inc.	(1,012,969)
(8,500)	Disco Corp.	(2,325,647)
(26,800)	East Japan Railway Co.	(657,550)
(11,600)	FANUC Corp.	(322,474)
(900)	Fujikura Ltd.	(76,355)
(3,500)	IHI Corp.	(363,727)
(157,400)	Japan Exchange Group, Inc.	(1,645,165)
(61,400)	Japan Post Bank Co. Ltd.	(771,806)
(1,100)	Keyence Corp.	(419,367)
(45,600)	Kobe Bussan Co. Ltd.	(1,282,539)
(57,900)	Kyocera Corp.	(770,052)
(7,800)	Lasertec Corp.	(809,798)
(23,100)	Mitsubishi Corp.	(521,526)
(4,500)	Mizuho Financial Group, Inc.	(148,040)
(109,700)	MonotaRO Co. Ltd.	(1,890,195)
(2,900)	NIDEC Corp.	(62,589)
(31,400)	Nippon Steel Corp.	(661,378)
(315,900)	Nissan Motor Co. Ltd. *	(708,492)
(26,600)	Omron Corp.	(678,072)
(119,500)	Oriental Land Co. Ltd.	(2,845,097)
(472,000)	Rakuten Group, Inc. *	(2,905,375)
(70,600)	Resona Holdings, Inc.	(708,078)
(35,300)	Sanrio Co. Ltd.	(1,826,465)
(2,300)	Shimano, Inc.	(255,054)
(104,100)	Shiseido Co. Ltd.	(1,689,463)
(1,586,300)	SoftBank Corp.	(2,453,817)
(9,700)	SoftBank Group Corp.	(1,041,625)
(41,200)	Tokyu Corp.	(520,020)
(37,300)	Toyota Motor Corp.	(722,218)
(23,300)	Unicharm Corp.	(155,487)
(20,500)	Zensho Holdings Co. Ltd.	(1,293,253)
(28,600)	ZOZO, Inc.	(265,757)

	Total Japan	(40,315,454)

Shares	Description	Value ($)

	Netherlands — (1.4)%
(651)	Adyen NV *	(1,093,140)
(6,365)	AerCap Holdings NV	(786,077)
(12,320)	BE Semiconductor Industries NV	(1,659,473)
(83,340)	CVC Capital Partners PLC	(1,682,274)
(2,396)	DSM-Firmenich AG	(234,439)
(7,049)	Heineken NV	(571,744)
(60,059)	InPost SA *	(872,974)
(28,508)	Koninklijke Philips NV	(787,362)
(87,061)	Universal Music Group NV	(2,461,152)

	Total Netherlands	(10,148,635)

	New Zealand — (0.1)%
(125,514)	Auckland International Airport Ltd.	(559,024)
(25,774)	Contact Energy Ltd.	(137,313)
(28,270)	Infratil Ltd.	(189,309)

	Total New Zealand	(885,646)

	Norway — (0.3)%
(51,936)	Kongsberg Gruppen ASA	(1,551,134)
(15,738)	Salmar ASA	(805,956)

	Total Norway	(2,357,090)

	Peru — (0.3)%
(18,433)	Southern Copper Corp.	(1,771,257)

	Portugal — (0.1)%
(69,190)	EDP Renovaveis SA	(812,637)

	Singapore — (0.9)%
(89,383)	CapitaLand Integrated Commercial Trust – (REIT)	(158,822)
(786,300)	CapitaLand Investment Ltd.	(1,690,047)
(428,771)	Grab Holdings Ltd. – Class A *	(2,139,567)
(132,000)	Keppel Ltd.	(899,582)
(2,400)	Sea Ltd. ADR*	(447,696)
(137,900)	Singapore Airlines Ltd.	(707,053)

	Total Singapore	(6,042,767)

	Spain — (0.9)%
(75,565)	Cellnex Telecom SA *	(2,689,895)
(55,647)	Ferrovial SE	(3,043,567)
(43,392)	Grifols SA	(614,142)

	Total Spain	(6,347,604)

	Sweden — (1.0)%
(1,873)	AddTech AB – B Shares	(65,682)
(62,519)	Beijer Ref AB	(1,063,495)
(75,442)	EQT AB	(2,713,658)
(7,127)	Fastighets AB Balder – B Shares *	(50,739)
(9,782)	H & M Hennes & Mauritz AB – Class B	(143,754)
(130,860)	Nibe Industrier AB – B Shares	(537,630)
(6,263)	Sagax AB – Class B	(135,811)
(2,761)	Spotify Technology SA *	(1,882,671)

See accompanying notes to the financial statements.	10

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Sweden — continued
(37,456)	Svenska Cellulosa AB SCA – Class B	(509,585)

	Total Sweden	(7,103,025)

	Switzerland — (1.3)%
(2,540)	Alcon AG	(202,420)
(39,176)	Avolta AG	(2,250,059)
(4,881)	Banque Cantonale Vaudoise (Registered)	(567,378)
(2,203)	Cie Financiere Richemont SA – Class A (Registered)	(385,707)
(1,634)	Galderma Group AG	(286,173)
(1,090)	Partners Group Holding AG	(1,496,907)
(12,400)	Sandoz Group AG	(778,094)
(61,901)	SIG Group AG	(980,548)
(1,090)	Straumann Holding AG	(127,725)
(1,618)	Swatch Group AG	(292,559)
(3,142)	Swiss Prime Site AG (Registered)	(436,999)
(3,735)	Swiss Re AG	(676,946)
(4,303)	Temenos AG	(382,614)

	Total Switzerland	(8,864,129)

	United Kingdom — (3.7)%
(15,917)	Anglo American PLC	(490,163)
(11,843)	Antofagasta PLC	(343,640)
(27,323)	Barratt Redrow PLC	(132,832)
(115,084)	BP PLC	(673,197)
(2,556)	Bunzl PLC	(86,385)
(52,326)	Entain PLC	(621,459)
(74,256)	Glencore PLC *	(293,352)
(226,306)	Informa PLC	(2,665,769)
(16,949)	InterContinental Hotels Group PLC	(2,057,452)
(17,539)	Land Securities Group PLC – (REIT)	(131,450)
(15,996)	London Stock Exchange Group PLC	(1,982,432)
(54,242)	LondonMetric Property PLC – (REIT)	(135,099)
(46,108)	M&G PLC	(165,161)
(280,926)	Melrose Industries PLC	(2,230,836)
(223,440)	Phoenix Group Holdings PLC	(2,058,049)
(56,438)	Prudential PLC	(752,758)
(9,850)	Reckitt Benckiser Group PLC	(736,459)
(148,015)	Rentokil Initial PLC	(731,828)
(235,143)	Rolls-Royce Holdings PLC	(3,390,841)
(23,253)	Segro PLC – (REIT)	(197,327)
(67,740)	Severn Trent PLC	(2,366,281)
(54,534)	United Utilities Group PLC	(847,243)
(16,813)	Whitbread PLC	(715,786)
(132,567)	Wise PLC – Class A *	(1,888,542)
(44,298)	WPP PLC	(234,895)

	Total United Kingdom	(25,929,236)

	United States — (49.2)%
(1,506)	3M Co.	(234,228)
(14,148)	AbbVie, Inc.	(2,976,739)
(4,000)	ADMA Biologics, Inc. *	(69,040)
(4,433)	Advanced Micro Devices, Inc. *	(720,939)

Shares	Description	Value ($)

	United States — continued
(1,600)	AeroVironment, Inc. *	(386,160)
(14,700)	Affirm Holdings, Inc. *	(1,300,362)
(4,000)	Alexandria Real Estate Equities, Inc. – (REIT)	(329,760)
(8,664)	Alnylam Pharmaceuticals, Inc. *	(3,868,563)
(8,396)	American International Group, Inc.	(682,763)
(962)	American Water Works Co., Inc.	(138,057)
(16,000)	Americold Realty Trust, Inc. – (REIT)	(231,040)
(193)	Analog Devices, Inc.	(48,503)
(12,400)	Annaly Capital Management, Inc. – (REIT)	(262,756)
(19,100)	Antero Resources Corp. *	(609,672)
(2,800)	Apollo Global Management, Inc.	(381,444)
(2,230)	AppLovin Corp. – Class A *	(1,067,256)
(3,828)	ARES Management Corp. – Class A	(685,978)
(8,526)	Arthur J Gallagher & Co.	(2,581,247)
(10,600)	AST SpaceMobile, Inc. *	(518,764)
(15,000)	AT&T, Inc.	(439,350)
(1,600)	ATI, Inc. *	(124,064)
(251,900)	Aurora Innovation, Inc. *	(1,418,197)
(538)	Automatic Data Processing, Inc.	(163,579)
(49,083)	Avantor, Inc. *	(661,148)
(3,365)	Axon Enterprise, Inc. *	(2,514,631)
(1,600)	Baker Hughes Co.	(72,640)
(10,300)	Ball Corp.	(542,192)
(20,213)	Baxter International, Inc.	(499,059)
(1,972)	Becton Dickinson & Co.	(380,557)
(8,333)	Bentley Systems, Inc. – Class B	(463,731)
(4,800)	Bill Holdings, Inc. *	(222,816)
(3,000)	Biogen, Inc. *	(396,660)
(9,845)	BioMarin Pharmaceutical, Inc. *	(573,668)
(500)	Bio-Rad Laboratories, Inc. – Class A *	(148,940)
(4,144)	Blackstone, Inc.	(710,282)
(10,100)	Bloom Energy Corp. – Class A *	(534,694)
(28,800)	Blue Owl Capital, Inc.	(533,376)
(22,693)	Boeing Co. *	(5,325,593)
(2,400)	Bright Horizons Family Solutions, Inc. *	(283,296)
(8,895)	Burlington Stores, Inc. *	(2,585,599)
(6,500)	Cadence Bank	(244,660)
(392)	Carlisle Cos., Inc.	(151,269)
(2,900)	Carlyle Group, Inc.	(187,224)
(3,200)	Carpenter Technology Corp.	(770,816)
(11,047)	Carvana Co. *	(4,108,600)
(3,500)	Casella Waste Systems, Inc. – Class A *	(344,960)
(5,200)	Cava Group, Inc. *	(351,260)
(3,836)	CDW Corp.	(632,019)
(82,600)	Charter Communications, Inc. – Class A *	(21,936,908)
(3,800)	Chewy, Inc. – Class A *	(155,648)
(1,470)	Church & Dwight Co., Inc.	(136,945)
(1,000)	Churchill Downs, Inc.	(103,730)
(9,383)	Cintas Corp.	(1,970,712)
(7,200)	Cleveland-Cliffs, Inc. *	(77,400)
(1,102)	Clorox Co.	(130,256)
(23,936)	Cloudflare, Inc. – Class A *	(4,995,683)
(6,300)	Coherent Corp. *	(569,961)

11	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	United States — continued
(8,130)	Coinbase Global, Inc. – Class A *	(2,475,910)
(751,899)	Columbia Banking System, Inc.	(20,128,336)
(2,600)	Constellation Energy Corp.	(800,748)
(1,569)	Cooper Cos., Inc. *	(105,743)
(2,146)	Corning, Inc.	(143,846)
(1,900)	Corpay, Inc. *	(618,773)
(3,796)	CoStar Group, Inc. *	(339,704)
(6,314)	Crown Holdings, Inc.	(627,485)
(11,100)	Cytokinetics, Inc. *	(392,163)
(1,303)	Danaher Corp.	(268,183)
(703)	Datadog, Inc. – Class A *	(96,086)
(19,992)	Dayforce, Inc. *	(1,394,842)
(23,315)	Dexcom, Inc. *	(1,756,552)
(3,700)	Diamondback Energy, Inc.	(550,412)
(8,700)	Digital Realty Trust, Inc. – (REIT)	(1,458,468)
(6,685)	Dollar Tree, Inc. *	(729,801)
(11,900)	Dominion Energy, Inc.	(712,810)
(3,028)	DoorDash, Inc. – Class A *	(742,617)
(22,278)	Dow, Inc.	(548,707)
(62,647)	DraftKings, Inc. – Class A *	(3,005,803)
(2,500)	DT Midstream, Inc.	(260,450)
(17,060)	DuPont de Nemours, Inc.	(1,312,255)
(7,200)	Dutch Bros, Inc. – Class A *	(517,176)
(38,709)	EQT Corp.	(2,006,675)
(1,470)	Equifax, Inc.	(362,061)
(12,171)	Equitable Holdings, Inc.	(648,227)
(6,443)	Erie Indemnity Co. – Class A	(2,283,270)
(2,900)	Essential Utilities, Inc.	(114,579)
(7,616)	Estee Lauder Cos., Inc. – Class A	(698,616)
(34,265)	Exact Sciences Corp. *	(1,624,846)
(1,311)	Exxon Mobil Corp.	(149,834)
(1,383)	Fair Isaac Corp. *	(2,104,428)
(61,070)	Fastenal Co.	(3,032,736)
(43,318)	Fidelity National Information Services, Inc.	(3,024,030)
(5,393)	Fifth Third Bancorp	(246,838)
(326)	First Citizens BancShares, Inc. – Class A	(646,755)
(16,015)	FirstEnergy Corp.	(698,574)
(10,029)	Fiserv, Inc. *	(1,385,807)
(7,121)	Flutter Entertainment PLC * (c)	(2,186,241)
(1,800)	Flutter Entertainment PLC * (c)	(552,906)
(8,599)	Fortive Corp.	(411,548)
(4,400)	Freshpet, Inc. *	(245,608)
(4,700)	FTAI Aviation Ltd.	(723,095)
(17,100)	GameStop Corp. – Class A *	(383,211)
(3,025)	Gartner, Inc. *	(759,850)
(215)	GE Vernova, Inc.	(131,789)
(3,900)	Glaukos Corp. *	(373,698)
(8,719)	Global Payments, Inc.	(774,422)
(8,400)	Guardant Health, Inc. *	(566,328)
(8,600)	Guidewire Software, Inc. *	(1,866,372)
(11,000)	Healthcare Realty Trust, Inc. – (REIT)	(191,180)
(2,900)	HealthEquity, Inc. *	(259,057)
(40,900)	Healthpeak Properties, Inc. – (REIT)	(733,746)
(186)	HEICO Corp.	(58,036)

Shares	Description	Value ($)

	United States — continued
(741)	Hershey Co.	(136,159)
(4,529)	Hologic, Inc. *	(303,986)
(6,624)	HubSpot, Inc. *	(3,200,518)
(515,031)	Huntington Bancshares, Inc.	(9,172,702)
(19,123)	Hyatt Hotels Corp. – Class A	(2,759,066)
(3,355)	Illumina, Inc. *	(335,366)
(9,108)	Ingersoll Rand, Inc.	(723,448)
(6,700)	Insmed, Inc. *	(911,870)
(10,638)	Insulet Corp. *	(3,615,643)
(44,842)	Intel Corp. *	(1,091,903)
(3,600)	Interactive Brokers Group, Inc. – Class A	(224,064)
(27,817)	International Flavors & Fragrances, Inc.	(1,877,926)
(25,700)	Invitation Homes, Inc. – (REIT)	(804,153)
(5,100)	Ionis Pharmaceuticals, Inc. *	(217,439)
(44,500)	IonQ, Inc. *	(1,901,930)
(2,232)	IQVIA Holdings, Inc. *	(425,888)
(5,100)	Iron Mountain, Inc. – (REIT)	(470,883)
(2,300)	Jefferies Financial Group, Inc.	(149,155)
(19,600)	Keurig Dr. Pepper, Inc.	(570,164)
(8,400)	Kimco Realty Corp. – (REIT)	(188,916)
(10,200)	Kite Realty Group Trust – (REIT)	(232,764)
(17,515)	KKR & Co., Inc.	(2,443,167)
(21,548)	Kraft Heinz Co.	(602,698)
(8,100)	Kratos Defense & Security Solutions, Inc. *	(533,304)
(33,246)	Liberty Media Corp.-Liberty Formula One – Class C *	(3,321,275)
(5,965)	Linde PLC	(2,853,000)
(20,018)	Live Nation Entertainment, Inc. *	(3,332,797)
(262)	Lululemon Athletica, Inc. *	(52,976)
(5,200)	Lumentum Holdings, Inc. *	(690,612)
(1,108)	Manhattan Associates, Inc. *	(238,708)
(41,300)	MARA Holdings, Inc. *	(659,974)
(1,200)	Marriott International, Inc. – Class A	(321,432)
(37,295)	Marvell Technology, Inc.	(2,344,550)
(2,685)	Mastercard, Inc. – Class A	(1,598,354)
(8,900)	McCormick & Co., Inc.	(626,293)
(1,154)	McKesson Corp.	(792,383)
(317)	MercadoLibre, Inc. *	(783,912)
(33,340)	Microchip Technology, Inc.	(2,167,100)
(4,230)	Micron Technology, Inc.	(503,412)
(19,423)	MongoDB, Inc. *	(6,130,093)
(1,586)	Moody’s Corp.	(808,479)
(2,100)	Morgan Stanley	(316,008)
(14,600)	MP Materials Corp. *	(1,038,644)
(3,634)	MSCI, Inc.	(2,063,095)
(15,687)	Natera, Inc. *	(2,639,338)
(15,373)	Newmont Corp.	(1,143,751)
(11,508)	NextEra Energy, Inc.	(829,151)
(8,918)	NIKE, Inc. – Class B	(689,986)
(21,972)	Nutanix, Inc. – Class A *	(1,476,738)
(18)	NVR, Inc. *	(146,118)
(739)	Occidental Petroleum Corp.	(35,184)
(29,298)	Okta, Inc. *	(2,717,975)
(2,899)	Old Dominion Freight Line, Inc.	(437,662)

See accompanying notes to the financial statements.	12

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	United States — continued
(1,700)	Omega Healthcare Investors, Inc. – (REIT)	(72,369)
(29,720)	ONEOK, Inc.	(2,270,014)
(19,946)	Otis Worldwide Corp.	(1,722,935)
(16,761)	Palantir Technologies, Inc. – Class A *	(2,626,616)
(29,125)	Palo Alto Networks, Inc. *	(5,548,895)
(17,627)	Paychex, Inc.	(2,458,173)
(2,568)	PepsiCo, Inc.	(381,733)
(35,200)	PG&E Corp.	(537,856)
(2,400)	Planet Fitness, Inc. – Class A *	(251,520)
(2,256)	Pool Corp.	(700,962)
(3,700)	Primo Brands Corp.	(92,907)
(9,900)	Prologis, Inc. – (REIT)	(1,126,422)
(11,967)	Pure Storage, Inc. – Class A *	(928,759)
(4,500)	Q2 Holdings, Inc. *	(354,285)
(13,493)	Realty Income Corp. – (REIT)	(792,849)
(2,600)	Regency Centers Corp. – (REIT)	(188,500)
(3,100)	Reinsurance Group of America, Inc.	(603,849)
(9,100)	REVOLUTION Medicines, Inc. *	(345,527)
(1,893)	Revvity, Inc.	(170,578)
(232,265)	Rivian Automotive, Inc. – Class A *	(3,151,836)
(37,638)	Robinhood Markets, Inc. – Class A *	(3,915,481)
(26,119)	ROBLOX Corp. – Class A *	(3,254,166)
(14,200)	Rocket Lab Corp. *	(690,120)
(3,900)	Roku, Inc. *	(376,584)
(33,745)	Rollins, Inc.	(1,907,942)
(849)	Royal Caribbean Cruises Ltd.	(308,374)
(81,210)	Royal Gold, Inc.	(14,583,692)
(6,843)	RTX Corp.	(1,085,300)
(11,200)	Rubrik, Inc. – Class A *	(1,001,280)
(6,400)	Ryan Specialty Holdings, Inc.	(361,792)
(387)	S&P Global, Inc.	(212,246)
(42,551)	Samsara, Inc. – Class A *	(1,537,793)
(4,000)	Sarepta Therapeutics, Inc. *	(72,800)
(4,559)	Seagate Technology Holdings PLC	(763,177)
(2,859)	ServiceNow, Inc. *	(2,623,018)
(3,000)	Shift4 Payments, Inc. – Class A *	(271,290)
(150,242)	Snap, Inc. – Class A *	(1,072,728)
(17,721)	Snowflake, Inc. – Class A *	(4,229,294)
(41,000)	SoFi Technologies, Inc. *	(1,047,140)
(113,400)	SoundHound AI, Inc. – Class A *	(1,476,468)
(7,800)	Southern Co.	(719,940)
(3,976)	Starbucks Corp.	(350,643)
(3,400)	Starwood Property Trust, Inc. – (REIT)	(68,918)
(3,655)	STERIS PLC	(895,694)
(5,200)	Strategy, Inc. – Class A *	(1,738,932)
(9,335)	Sun Communities, Inc. – (REIT)	(1,184,331)
(179,970)	Synovus Financial Corp.	(9,288,252)
(1,729)	Sysco Corp.	(139,133)
(14,338)	Take-Two Interactive Software, Inc. *	(3,344,625)
(10,863)	Targa Resources Corp.	(1,822,377)
(11,400)	TechnipFMC PLC	(419,064)
(8,312)	Tesla, Inc. *	(2,775,127)
(1,717)	Texas Pacific Land Corp.	(1,602,785)
(2,830)	T-Mobile U.S., Inc.	(713,132)

Shares / Par Value†	Description	Value ($)

	United States — continued
(45,450)	Toast, Inc. – Class A *	(2,049,795)
(14,211)	Tractor Supply Co.	(877,671)
(8,319)	Trade Desk, Inc. – Class A *	(454,717)
(1,084)	TransDigm Group, Inc.	(1,516,386)
(3,517)	TransUnion	(310,903)
(3,354)	Twilio, Inc. – Class A *	(354,216)
(2,777)	Tyler Technologies, Inc. *	(1,563,118)
(29,400)	UDR, Inc. – (REIT)	(1,163,358)
(14,178)	U-Haul Holding Co. NVDR	(740,659)
(29,547)	Union Pacific Corp.	(6,605,823)
(23,000)	Unity Software, Inc. *	(906,430)
(7,100)	Upstart Holdings, Inc. *	(520,288)
(14,700)	Varonis Systems, Inc. *	(867,594)
(11,200)	Vaxcyte, Inc. *	(344,848)
(28,446)	Ventas, Inc. – (REIT)	(1,936,604)
(1,693)	Verisk Analytics, Inc.	(453,927)
(9,000)	Viking Therapeutics, Inc. *	(243,450)
(13,894)	Vistra Corp.	(2,627,494)
(1,700)	Vornado Realty Trust – (REIT)	(64,651)
(57,946)	Warner Bros Discovery, Inc. *	(674,491)
(7,322)	Waste Connections, Inc.	(1,353,179)
(2,921)	Waste Management, Inc.	(661,285)
(4,946)	Watsco, Inc.	(1,990,172)
(4,000)	Wayfair, Inc. – Class A *	(298,400)
(13,457)	Welltower, Inc. – (REIT)	(2,264,544)
(12,110)	Western Digital Corp.	(972,917)
(46,471)	Williams Cos., Inc.	(2,689,742)
(904)	Willis Towers Watson PLC	(295,418)
(1,001)	Workday, Inc. – Class A *	(231,051)
(1,000)	XPO, Inc. *	(129,700)
(2,199)	Zebra Technologies Corp. – Class A *	(697,281)
(30,185)	Zillow Group, Inc. – Class C *	(2,544,897)
(7,273)	Zimmer Biomet Holdings, Inc.	(771,665)
(11,986)	Zscaler, Inc. *	(3,320,721)

	Total United States	(347,116,357)

	TOTAL COMMON STOCKS (PROCEEDS $516,952,985)	(561,195,332)

	PREFERRED STOCKS (g) — (0.2)%

	Germany — (0.2)%
(6,480)	Sartorius AG	(1,505,300)
(2,009)	Dr. Ing hc F Porsche AG	(106,563)

	TOTAL PREFERRED STOCKS (PROCEEDS $1,975,171)	(1,611,863)

	DEBT OBLIGATIONS — (3.7)%

	United States — (3.7)%

	U.S. Government Agency — (3.7)%
(15,000,000)	Uniform Mortgage-Backed Security, TBA, 2.50%, due 09/01/40	(14,086,713)

13	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Par Value†	Description	Value ($)

	United States — continued

	U.S. Government Agency — continued
(11,500,000)	Uniform Mortgage-Backed Security, TBA, 6.00%, due 09/01/54	(11,751,576)

	Total United States	(25,838,289)

	TOTAL DEBT OBLIGATIONS (PROCEEDS $25,730,351)	(25,838,289)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $544,658,507)	(588,645,484)

	Other Assets and Liabilities (net) — (4.3)%	(30,671,102)

	TOTAL NET ASSETS — 100.0%	$706,048,629

See accompanying notes to the financial statements.	14

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2025 (Unaudited)

A summary of outstanding financial instruments at August 31, 2025 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
09/12/2025	BOA	CAD	15,350,000	USD	11,279,115	96,640
10/15/2025	MSCI	CHF	16,237,275	USD	20,620,844	222,538
10/30/2025	SSB	EUR	184,000	USD	216,477	432
09/24/2025	CITI	INR	106,000,000	USD	1,206,757	6,346
09/24/2025	GS	INR	27,000,000	USD	309,946	4,181
09/24/2025	MSCI	INR	43,000,000	USD	489,800	2,840
09/24/2025	SSB	INR	163,000,000	USD	1,872,530	26,614
09/17/2025	MSCI	JPY	602,894,226	USD	4,203,055	94,118
09/17/2025	SSB	JPY	1,141,961,587	USD	7,998,292	215,420
09/29/2025	SSB	JPY	2,000,000,000	USD	13,986,703	337,805
10/14/2025	SSB	JPY	183,000,000	USD	1,251,785	864
09/30/2025	SSB	JPY	360,936,886	USD	2,477,202	13,732
11/14/2025	CITI	NZD	2,060,000	USD	1,223,523	5,051
09/30/2025	MSCI	NZD	2,022,893	USD	1,206,075	11,508
11/14/2025	MSCI	NZD	15,690,000	USD	9,345,592	65,101
11/20/2025	SSB	PLN	11,200,000	USD	3,070,332	308
09/22/2025	GS	RON	4,300,000	USD	991,039	561
10/21/2025	SSB	SGD	5,650,000	USD	4,421,225	641
10/14/2025	CITI	TWD	1,843,349	USD	64,499	3,936
09/30/2025	GS	USD	3,585,255	AUD	5,499,076	15,328
11/12/2025	JPM	USD	1,207,541	AUD	1,860,000	11,148
09/30/2025	UBSA	USD	3,000,323	AUD	4,629,528	30,913
10/02/2025	BCLY	USD	9,838,586	BRL	55,751,334	366,876
10/02/2025	JPM	USD	22,928,694	BRL	130,340,453	930,550
09/29/2025	SSB	USD	671,192	CAD	924,848	3,109
10/06/2025	SSB	USD	1,651,406	CHF	1,324,265	10,372
11/14/2025	CITI	USD	455,072	CLP	440,000,000	75
11/14/2025	JPM	USD	4,145,255	CLP	4,018,700,000	11,792
11/14/2025	MSCI	USD	12,545,317	COP	51,518,600,000	172,618
10/15/2025	CITI	USD	272,017	CZK	5,800,000	5,729
10/15/2025	DB	USD	7,055,766	CZK	148,500,000	55,490
10/09/2025	CITI	USD	597,763	EGP	31,000,000	30,588
11/05/2025	CITI	USD	921,749	EGP	47,000,000	19,380
10/30/2025	CITI	USD	332,488	EUR	284,000	975
11/14/2025	MSCI	USD	3,305,465	EUR	2,820,000	8,573
10/30/2025	SSB	USD	63,271	EUR	54,000	134
09/30/2025	BCLY	USD	601,374	GBP	447,124	3,116
10/15/2025	CITI	USD	794,519	GBP	590,000	3,202
10/15/2025	MSCI	USD	1,960,034	GBP	1,460,000	13,989
11/19/2025	MSCI	USD	366,074	HUF	125,000,000	1,230
10/14/2025	DB	USD	1,265,843	JPY	186,000,000	5,585
11/14/2025	MSCI	USD	1,269,895	KRW	1,758,830,175	1,565
10/15/2025	CITI	USD	905,059	MXN	17,000,000	1,748
10/02/2025	JPM	USD	6,760,030	MXN	128,154,613	85,134
10/02/2025	MSCI	USD	6,758,142	MXN	128,154,613	87,021
10/15/2025	MSCI	USD	463,122	MXN	8,800,000	6,284
10/15/2025	SSB	USD	8,453,214	MXN	159,818,725	71,776
10/15/2025	CITI	USD	2,244,543	NOK	22,900,000	34,139
10/15/2025	SSB	USD	19,337,822	NOK	195,727,768	138,218

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
09/29/2025	SSB	USD	40,925,781	NOK	413,531,486	219,218
10/03/2025	CITI	USD	335,430	PEN	1,200,000	3,980
10/03/2025	JPM	USD	11,933,671	PEN	42,460,000	75,776
10/14/2025	MSCI	USD	3,286,024	PHP	188,000,000	1,718
09/22/2025	GS	USD	550,961	RON	2,408,104	3,730
10/14/2025	BOA	USD	1,795,947	SEK	17,300,000	36,744
10/14/2025	CITI	USD	4,829,470	SEK	46,200,000	64,769
10/22/2025	GS	USD	1,231,458	SEK	11,773,200	16,402
10/21/2025	BOA	USD	319,965	SGD	410,000	821
10/21/2025	BCLY	USD	516,118	SGD	660,000	269
10/21/2025	GS	USD	302,185	SGD	390,000	2,953
10/21/2025	SSB	USD	304,791	SGD	390,000	347
09/22/2025	CITI	USD	277,978	THB	9,000,000	267
09/22/2025	MSCI	USD	7,066,189	THB	228,647,749	2,717
10/02/2025	BCLY	USD	5,027,604	TRY	217,200,000	116,641
10/14/2025	SSB	USD	532,237 TWD		16,200,000	10
09/29/2025	BOA	USD	349,721	ZAR	6,200,000	1,138
09/29/2025	BCLY	USD	1,120,279	ZAR	20,000,000	11,526
09/29/2025	CITI	USD	831,948	ZAR	15,000,000	16,905
09/29/2025	GS	USD	414,866	ZAR	7,400,000	3,901
09/29/2025	MSCI	USD	9,583,608	ZAR	172,000,000	149,909
11/12/2025	CITI	AUD	6,030,000	USD	3,915,266	(35,647)
10/31/2025	MSCI	AUD	491,241	USD	317,641	(4,162)
10/31/2025	SSB	AUD	12,349,611	USD	8,049,772	(40,237)
11/12/2025	SSB	AUD	5,620,000	USD	3,671,033	(11,243)
11/14/2025	MSCI	CAD	3,745,091	USD	2,731,709	(4,637)
11/14/2025	SSB	CAD	12,327,143	USD	8,993,298	(13,515)
10/06/2025	BCLY	CHF	1,828,527	USD	2,274,493	(20,067)
10/06/2025	UBSA	CHF	52,562,127	USD	65,275,998	(682,518)
11/14/2025	JPM	CLP	2,665,903,500	USD	2,749,857	(7,822)
10/15/2025	CITI	CZK	6,400,000	USD	304,224	(2,254)
10/15/2025	MSCI	CZK	9,000,000	USD	429,370	(1,616)
10/30/2025	CITI	EUR	115,367	USD	135,314	(145)
10/30/2025	MSCI	EUR	10,322,699	USD	12,094,808	(25,687)
09/30/2025	MSCI	EUR	2,700,277	USD	3,105,869	(58,673)
11/12/2025	MSCI	EUR	13,399,688	USD	15,662,740	(82,658)
10/30/2025	SSB	EUR	214,000	USD	250,741	(530)
09/30/2025	UBSA	EUR	19,618,554	USD	22,708,495	(283,118)
10/15/2025	SSB	GBP	2,000,000	USD	2,688,304	(15,836)
09/30/2025	SSB	GBP	1,180,313	USD	1,573,827	(21,898)
11/12/2025	GS	ILS	3,467,605	USD	1,010,968	(28,554)
09/30/2025	GS	JPY	1,286,027,397	USD	8,717,228	(60,176)
10/14/2025	MSCI	JPY	206,000,000	USD	1,397,521	(10,619)
09/30/2025	SSB	JPY	161,513,538	USD	1,099,697	(2,666)
11/14/2025	SSB	KRW	560,000,000	USD	403,193	(1,631)
10/15/2025	BOA	MXN	9,400,000	USD	500,967	(445)
10/02/2025	GS	MXN	13,350,045	USD	711,006	(2,064)
10/15/2025	CITI	NOK	21,500,000	USD	2,086,323	(53,051)
10/15/2025	DB	NOK	31,900,000	USD	3,135,334	(38,900)

15	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2025 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
11/14/2025	CITI	NZD	2,140,000	USD	1,255,632	(10,158)
09/22/2025	BBH	RON	2,200,000	USD	497,092	(9,665)
09/22/2025	CITI	RON	1,950,000	USD	437,593	(11,577)
10/14/2025	BOA	SEK	57,544,479	USD	6,070,945	(25,081)
10/22/2025	SSB	SEK	89,155,555	USD	9,316,390	(133,339)
10/21/2025	DB	SGD	440,000	USD	343,771	(487)
09/22/2025	CITI	THB	23,000,000	USD	709,919	(1,152)
10/02/2025	BCLY	TRY	40,000,000	USD	935,716	(11,659)
09/12/2025	BOA	USD	9,024,774	CAD	12,290,000	(71,510)
09/12/2025	CITI	USD	9,098,598	CAD	12,440,000	(36,060)
09/12/2025	GS	USD	2,025,240	CAD	2,750,000	(21,865)
09/29/2025	GS	USD	5,862,254	CAD	8,035,517	(3,607)
09/30/2025	SSB	USD	1,041,028	GBP	769,940	(107)
11/19/2025	BOA	USD	2,179,726	HUF	739,520,539	(6,697)
10/14/2025	GS	USD	81,154	IDR	1,325,000,000	(595)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
10/14/2025	JPM	USD	6,825,873	IDR	111,398,243,000	(52,987)
10/14/2025	MSCI	USD	611,934	IDR	10,000,000,000	(3,946)
10/14/2025	MSCI	USD	27,891,359	JPY	4,046,915,155	(228,135)
09/11/2025	MSCI	USD	2,375,594	KRW	3,247,961,824	(35,640)
10/15/2025	GS	USD	352,486	MXN	6,600,000	(431)
11/14/2025	BCLY	USD	3,080,475	NZD	5,180,000	(16,553)
11/14/2025	SSB	USD	3,121,468	NZD	5,250,000	(16,142)
10/14/2025	CITI	USD	604,409	PHP	34,500,000	(1,073)
10/21/2025	BCLY	USD	668,374	SGD	850,000	(3,330)
10/21/2025	MSCI	USD	281,943	SGD	360,000	(277)
09/29/2025	MSCI	ZAR	2,000,000	USD	112,485	(695)
10/27/2025	MSCI	ZAR	3,757,170	USD	210,798	(1,400)

						$1,750,497

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)

Buys
87	Australia Government Bond 10 Yr.	September 2025	6,473,730	(7,020)
55	Canadian Government Bond	December 2025	4,826,191	27,605
960	Corn(i)	December 2025	20,172,000	825,884
306	Cotton(i)	December 2025	10,180,620	(196,294)
204	Euro Bund	September 2025	30,918,348	(338,226)
38	FTSE 100 Index	September 2025	4,737,725	(33,405)
667	Iron Ore(i)	October 2025	6,901,449	148,721
21	KOSPI 200 Index	September 2025	1,626,074	(3,159)

57	Lean Hogs(i)	October 2025	2,166,570	67,220
43	NYMEX Platinum(i)	October 2025	2,946,575	244,313
218	S&P 500 E-Mini	September 2025	70,552,975	1,699,874
92	Soybean Meal(i)	December 2025	2,658,800	(169,831)
441	Sugar(i)	September 2025	8,085,470	(163,033)
8	TOPIX Index	September 2025	1,651,817	48,495
1	U.S. Ultra Bond (CBT)	December 2025	116,563	(694)
142	UK Gilt Long Bond	December 2025	17,373,247	7,087
20	WTI Crude(i)	October 2025	1,269,200	12,537

			$192,657,354	$2,170,074

See accompanying notes to the financial statements.	16

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2025 (Unaudited)

Futures Contracts — continued

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)

Sales
12	CAC40 10 Euro	September 2025	1,083,667	13,052
147	CBOE Volatility Index(i)	September 2025	2,520,903	190,337
62	Cocoa(i)	December 2025	4,780,200	411,357
107	Coffee(i)	December 2025	15,492,263	(3,180,875)
121	Copper(i)	December 2025	13,886,263	(181,561)
329	E-mini Russell 2000 Index	September 2025	38,983,210	(3,407,181)
39	E-mini Technology Select
	Sector Futures	September 2025	10,319,400	(838,575)
12	FTSE MIB Index	September 2025	2,965,556	42,298
20	FTSE Taiwan Index	September 2025	14,022,443	67,850

383	FTSE Taiwan Index	September 2025	30,493,686	255,908
26	Gold(i)	December 2025	9,141,860	(331,623)
174	Hang Seng Index	September 2025	28,078,663	697,624
234	IFSC NIFTY 50 Index	September 2025	11,502,214	255,385
45	Live Cattle Futures(i)	October 2025	4,313,700	(384,483)
546	MSCI Singapore	September 2025	18,888,942	75,940
205	Natural Gas(i)	October 2025	6,832,650	91,692
59	NY Harbor ULSD Futures(i)	October 2025	5,603,501	(34,052)
91	OMX Stockholm 30 Index	September 2025	2,533,172	(15,452)
95	RBOB Gasoline(i)	October 2025	7,634,466	(170,788)
4	Silver(i)	December 2025	814,460	(40,738)
16	Soybean(i)	November 2025	843,600	(17,566)
687	Soybean Oil(i)	December 2025	21,492,108	(1,261,957)
153	SPI 200 Futures	September 2025	22,371,729	(923,356)
8	Swiss Market New Index Futures	September 2025	1,220,868	(1,372)
70	U.S. Treasury Note 2 Yr. (CBT)	December 2025	14,597,734	(23,592)
60	U.S. Treasury Note 5 Yr. (CBT)	December 2025	6,568,125	(33,820)
18	U.S. Treasury Ultra 10 Yr. (CBT)	December 2025	2,059,313	(8,742)
339	WCE Canola Futures(i)	November 2025	3,092,432	342,609
358	Wheat(i)	December 2025	9,563,075	(29,877)

			$311,700,203	$(8,441,558)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value ($)

Equity Options – Calls
Dick’s Sporting Goods, Inc.(b)	210.00	09/19/25	(194)	USD (4,128,320)	(145,500)
Howard Hughes Holdings, Inc.(b)	65.00	10/17/25	(80)	USD (610,160)	(99,200)
Omnicom Group, Inc.(b)	75.00	10/17/25	(145)	USD (1,135,785)	(75,400)
Rentokil Initial PLC(b)	22.50	11/21/25	(349)	USD (861,681)	(115,170)
Rentokil Initial PLC(b)	25.00	11/21/25	(114)	USD (281,466)	(17,670)
TFI International, Inc.(b)	80.00	11/21/25	(101)	USD (957,581)	(185,840)
TFI International, Inc.(b)	85.00	11/21/25	(31)	USD (293,911)	(42,160)
Chart Industries, Inc.(b)	145.00	12/19/25	(38)	USD (757,568)	(224,200)
Globus Medical, Inc.(b)	70.00	12/19/25	(113)	USD (692,351)	(24,860)
Globus Medical, Inc.(b)	60.00	12/19/25	(46)	USD (281,842)	(26,910)

17	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2025 (Unaudited)

Written Options — continued

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value ($)
James Hardie Industries PLC(b)	50.00	12/19/25	(168)	USD(338,184)	(58,800)
Middleby Corp.(b)	125.00	12/19/25	(83)	USD (1,135,855)	(155,210)
WillScot Holdings Corp.(b)	25.00	12/19/25	(3,232)	USD (7,834,368)	(743,360)
Albertsons Cos., Inc.(b)	22.00	01/16/26	(824)	USD (1,603,504)	(32,960)
Albertsons Cos., Inc.(b)	21.00	01/16/26	(4,042)	USD (7,865,732)	(282,940)
Albertsons Cos., Inc.(b)	20.00	01/16/26	(2,174)	USD (4,230,604)	(239,140)
Becton Dickinson & Co.(b)	210.00	01/16/26	(40)	USD(771,920)	(23,200)
Becton Dickinson & Co.(b)	175.00	01/16/26	(16)	USD(308,768)	(39,200)
Capri Holdings Ltd.(b)	15.00	01/16/26	(380)	USD(782,420)	(245,100)
Chevron Corp(b)	130.00	01/16/26	(64)	USD (1,027,840)	(241,600)
ConocoPhillips(b)	85.00	01/16/26	(64)	USD(633,408)	(105,024)
CSX Corp(b)	35.00	01/16/26	(2,357)	USD (7,662,607)	(271,055)
DuPont de Nemours, Inc.(b)	65.00	01/16/26	(170)	USD (1,307,640)	(246,500)
Hewlett Packard Enterprise Co.(b)	15.00	01/16/26	(520)	USD (1,173,640)	(410,800)
Hewlett Packard Enterprise Co.(b)	18.00	01/16/26	(154)	USD(347,578)	(81,620)
Humana, Inc.(b)	270.00	01/16/26	(31)	USD(941,346)	(159,030)
Humana, Inc.(b)	230.00	01/16/26	(12)	USD(364,392)	(101,160)
International Paper Co.(b)	50.00	01/16/26	(285)	USD (1,415,880)	(99,180)
Kraft Heinz Co.(b)	27.50	01/16/26	(204)	USD(570,588)	(42,636)
Mr. Cooper Group, Inc.(b)	110.00	01/16/26	(70)	USD (1,319,710)	(589,400)
Omnicom Group, Inc.(b)	70.00	01/16/26	(39)	USD(305,487)	(41,730)
Penn Entertainment, Inc.(b)	15.00	01/16/26	(354)	USD(716,142)	(212,400)
Penn Entertainment, Inc.(b)	16.00	01/16/26	(177)	USD(358,071)	(92,925)
Rocket Cos., Inc.(b)	13.00	01/16/26	(633)	USD (1,124,841)	(315,234)
Silicon Motion Technology Corp.(b)	55.00	01/16/26	(161)	USD (1,282,848)	(457,240)
United Rentals, Inc.(b)	720.00	01/16/26	(8)	USD(765,072)	(207,920)
WillScot Holdings Corp.(b)	22.50	01/16/26	(820)	USD (1,987,680)	(311,600)
Waters Corp(b)	290.00	02/20/26	(24)	USD(724,320)	(88,080)
Charter Communications, Inc.(b)	300.00	03/20/26	(33)	USD(876,414)	(72,930)
Charter Communications, Inc.(b)	260.00	03/20/26	(11)	USD(292,138)	(42,130)
CSX Corp(b)	32.50	03/20/26	(303)	USD(985,053)	(81,810)
Union Pacific Corp(b)	230.00	03/20/26	(62)	USD (1,386,134)	(83,700)

			Total Equity Options – Calls		(7,132,524)

Index Options – Puts
S&P 500 Index	6,230.00	09/03/25	(23)	USD(14,858,598)	(1,955)
S&P 500 Index	6,240.00	09/03/25	(21)	USD(13,566,546)	(1,890)
S&P 500 Index	6,245.00	09/03/25	(20)	USD(12,920,520)	(1,600)
S&P 500 Index	6,250.00	09/03/25	(20)	USD(12,920,520)	(1,900)
S&P 500 Index	6,235.00	09/03/25	(22)	USD(14,212,572)	(1,870)
S&P 500 Index	6,225.00	09/03/25	(24)	USD(15,504,624)	(1,920)
E-mini Russell 2000 Index	2,300.00	09/05/25	(36)	USD (8,519,105)	(18,000)
E-mini Russell 2000 Index	2,295.00	09/05/25	(38)	USD (8,992,388)	(16,720)
S&P 500 Index	6,300.00	09/05/25	(9)	USD (5,814,234)	(4,950)
S&P 500 Index	6,230.00	09/05/25	(20)	USD(12,920,520)	(5,100)
S&P 500 Index	6,225.00	09/05/25	(21)	USD(13,566,546)	(5,145)
S&P 500 Index	6,235.00	09/05/25	(19)	USD(12,274,494)	(5,130)
S&P 500 Index	6,240.00	09/05/25	(19)	USD(12,274,494)	(5,320)
S&P 500 Index	6,220.00	09/05/25	(21)	USD(13,566,546)	(4,935)
S&P 500 Index	6,245.00	09/05/25	(18)	USD(11,628,468)	(5,310)
S&P 500 Index	6,400.00	09/12/25	(9)	USD (5,814,234)	(30,870)
S&P 500 Index	6,235.00	09/19/25	(10)	USD (6,460,260)	(22,600)
S&P 500 Index	6,390.00	09/26/25	(9)	USD (5,814,234)	(51,120)

See accompanying notes to the financial statements.	18

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2025 (Unaudited)

Written Options — continued

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value ($)
S&P 500 Index	6,450.00	10/03/25	(9)	USD (5,814,234)	(75,870)
S&P 500 Index	6,460.00	10/10/25	(9)	USD (5,814,234)	(86,400)
S&P 500 Index	6,460.00	10/17/25	(9)	USD (5,814,234)	(95,393)

			Total Index Options – Puts		(443,998)

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount	Floating Rate Index	Pay/Receive Floating Rate	Value ($)

Written Options on Credit Default Swaps - Puts
CDX.NA.HY.S44	GS	1.06%	09/17/25	USD (43,005,000)	Fixed Spread	Pay	(68,200)

CDX.NA.HY.S44	GS	1.07%	10/15/25	USD (45,945,000)	Fixed Spread	Pay	(288,818)

			Total Written Option on Credit Default Swaps - Puts				(357,018)

				TOTAL WRITTEN OPTIONS
				(Premiums $7,735,098)			$(7,933,540)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Buy Protection^:
ITRAXX.XO.42	EUR	13,024,044	5.00%	N/A	N/A	12/20/2029	Quarterly	(1,138,852)	(1,371,589)	(232,737)
ITRAXX.EUR.42	EUR	60,000,000	1.00%	N/A	N/A	12/20/2029	Quarterly	(1,121,256)	(1,418,340)	(297,084)
CDX.NA.HY.S44	USD	13,039,000	5.00%	N/A	N/A	06/20/2030	Quarterly	(953,000)	(939,199)	13,801
CDX.NA.IG.44	USD	39,763,000	1.00%	N/A	N/A	06/20/2035	Quarterly	(276,861)	(275,637)	1,224
ITRAXX.EUR.43	EUR	32,234,000	1.00%	N/A	N/A	06/20/2035	Quarterly	(169,277)	(120,976)	48,301

Sell Protection^:
CDX.NA.IG.44	USD	90,056,000	1.00%	N/A	90,056,000 USD	06/20/2030	Quarterly	1,961,011	1,943,949	(17,062)
ITRAXX.EUR.43	EUR	119,565,000	1.00%	N/A	119,565,000 EUR	06/20/2030	Quarterly	2,969,701	2,828,495	(141,206)
ITRAXX.XO.43	EUR	15,773,000	5.00%	N/A	15,773,000 EUR	06/20/2030	Quarterly	1,648,235	1,735,286	87,051

								$2,919,701	$2,381,989	$(537,712)

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CMBX.NA.BBB-.18	GS	USD	6,500,000	3.00%	0.03%	N/A	12/17/2057	Monthly	418,438	434,200	15,762
CMBX.NA.BBB-.18	GS	USD	10,000,000	3.00%	0.03%	N/A	12/17/2057	Monthly	775,950	667,999	(107,951)
CMBX.NA.BBB-.18	MSCI	USD	6,500,000	3.00%	0.03%	N/A	12/17/2057	Monthly	455,000	434,200	(20,800)

19	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2025 (Unaudited)

Swap Contracts — continued

OTC Credit Default Swaps — continued

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
CMBX.NA.A.15	CGMI	USD	2,222,000	2.00%	N/A	N/A	11/18/2064	Monthly	266,640	100,978	(165,662)
CMBX.NA.A.15	MSCI	USD	2,222,500	2.00%	N/A	N/A	11/18/2064	Monthly	134,225	101,001	(33,224)
Sell Protection^:
CDX.NA.HY.43	GS	USD	3,750,000	5.00%	1.32%	3,750,000 USD	12/20/2029	Quarterly	353,771	551,335	197,564
CDX.NA.HY.43	GS	USD	3,750,000	5.00%	3.20%	3,750,000 USD	12/20/2029	Quarterly	(198,229)	264,193	462,422
ITRAXX.EUR.42	BOA	EUR	100,000,000	1.00%	0.24%	100,000,000 EUR	12/20/2029	Quarterly	3,480,791	3,688,908	208,117
ITRAXX.XO.42	CITI	EUR	10,000,000	5.00%	0.52%	10,000,000 EUR	12/20/2029	Quarterly	1,939,631	2,036,171	96,540
ITRAXX.XO.42	CITI	EUR	11,110,000	5.00%	0.59%	11,110,000 EUR	12/20/2029	Quarterly	2,219,796	2,262,186	42,390
ITRAXX.XO.42	JPM	EUR	8,771,496	5.00%	0.52%	8,771,496 EUR	12/20/2029	Quarterly	1,857,647	1,786,026	(71,621)
CMBX.NA.BBB-.17	GS	USD	5,000,000	3.00%	0.05%	5,000,000 USD	12/15/2056	Monthly	(639,062)	(639,005)	57
CMBX.NA.BBB-.17	MSCI	USD	5,000,000	3.00%	0.05%	5,000,000 USD	12/15/2056	Monthly	(664,062)	(639,005)	25,057
CMBX.NA.AAA.10	GS	USD	4,610,000	0.50%	N/A	4,610,000 USD	11/17/2059	Monthly	42,163	16,204	(25,959)
CMBX.NA.AAA.15	CGMI	USD	4,444,706	0.50%	N/A	4,444,707 USD	11/18/2064	Monthly	(165,835)	(15,848)	149,987
CMBX.NA.AAA.15	GS	USD	1,729,886	0.50%	N/A	1,729,886 USD	11/18/2064	Monthly	(26,616)	(6,168)	20,448
CMBX.NA.AAA.15	MSCI	USD	4,444,707	0.50%	N/A	4,444,707 USD	11/18/2064	Monthly	(64,206)	(15,849)	48,357

									$10,186,042	$11,027,526	$841,484

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of August 31, 2025, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

3.20%	3 Month AUD BBSW	AUD	51,000,000	09/17/2027	Quarterly	14,275	27,517	13,242
3.23%	3 Month AUD BBSW	AUD	17,000,000	09/17/2027	Quarterly	—	3,500	3,500
3 Month AUD BBSW	3.15%	AUD	14,000,000	09/17/2027	Quarterly	—	(16,544)	(16,544)
CAD-CORRA-OIS-COMPOUND	2.56%	CAD	62,200,000	09/17/2027	Annually	4,422	41,662	37,240
2.56%	CAD-CORRA-OIS-COMPOUND	CAD	12,500,000	09/17/2027	Annually	2,158	(9,608)	(11,766)
CHF-SARON-OIS-COMPOUND	(0.06)%	CHF	9,500,000	09/17/2027	Annually	—	3,792	3,792
CHF-SARON-OIS-COMPOUND	(0.08)%	CHF	7,000,000	09/17/2027	Annually	5	569	564
CHF-SARON-OIS-COMPOUND	(0.17)%	CHF	7,500,000	09/17/2027	Annually	(7,230)	(17,893)	(10,663)
CHF-SARON-OIS-COMPOUND	(0.19)%	CHF	93,000,000	09/17/2027	Annually	174,682	(271,540)	(446,222)
(0.08)%	CHF-SARON-OIS-COMPOUND	CHF	6,500,000	09/17/2027	Annually	—	877	877

See accompanying notes to the financial statements.	20

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2025 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

EUR-EuroSTR-COMPOUND	1.76%	EUR	28,600,000	09/17/2027	Annually	1,358	(45,657)	(47,015)
1.76%	EUR-EuroSTR-COMPOUND	EUR	10,500,000	09/17/2027	Annually	—	16,278	16,278
GBP-SONIA-COMPOUND	3.65%	GBP	7,000,000	09/17/2027	Annually	—	(16,894)	(16,894)
3.68%	GBP-SONIA-COMPOUND	GBP	49,150,000	09/17/2027	Annually	(12,284)	80,362	92,646
3.56%	GBP-SONIA-COMPOUND	GBP	5,000,000	09/17/2027	Annually	—	23,425	23,425
3.71%	GBP-SONIA-COMPOUND	GBP	3,000,000	09/17/2027	Annually	—	2,187	2,187
3 Month NZD Bank Bill Rate	2.95%	NZD	16,000,000	09/17/2027	Quarterly	—	14,383	14,383
3.20%	3 Month NZD Bank Bill Rate	NZD	15,000,000	09/17/2027	Quarterly	—	(56,478)	(56,478)
3 Month NZD Bank Bill Rate	3.31%	NZD	15,000,000	09/17/2027	Quarterly	2,731	74,599	71,868
3 Month SEK STIBOR	2.10%	SEK	75,000,000	09/17/2027	Quarterly	—	15,358	15,358
2.04%	3 Month SEK STIBOR	SEK	115,000,000	09/17/2027	Quarterly	(1,386)	(10,196)	(8,810)
2.00%	3 Month SEK STIBOR	SEK	60,000,000	09/17/2027	Quarterly	—	(17)	(17)
3.65%	USD-SOFR-OIS COMPOUND	USD	12,600,000	09/17/2027	Annually	1,202	(71,759)	(72,961)
BRL-CDI	14.0%	BRL	21,040,212	01/02/2029	At Maturity	(53,149)	121,670	174,819
MXN-TIIE ON-OIS COMPOUND	7.81%	MXN	138,570,000	09/11/2030	Monthly	16,866	108,740	91,874
4.74%	CL-CLICP-Bloomberg	CLP	760,000,000	09/17/2030	Semi-Annually	(1,362)	1,526	2,888
1.46%	CNY-CNREPOFIX=CFXS-Reuters	CNY	49,990,000	09/17/2030	Quarterly	(1,129)	56,863	57,992
COP-IBR-OIS-COMPOUND	8.83%	COP	39,380,000,000	09/17/2030	Quarterly	(22,952)	51,276	74,228
CZK-PRIBOR-PRBO	3.61%	CZK	174,900,000	09/17/2030	Semi-Annually	14,179	(48,158)	(62,337)
CZK-PRIBOR-PRBO	3.62%	CZK	28,200,000	09/17/2030	Semi-Annually	—	(6,831)	(6,831)
HKD-HIBOR-HKAB	2.97%	HKD	44,847,000	09/17/2030	Quarterly	25,473	26,489	1,016
5.73%	INR-FBIL-MIBOR-OIS-COMPOUND	INR	920,100,000	09/17/2030	Semi-Annually	(2,124)	24,574	26,698
MYR-KLIBOR-BNM	3.25%	MYR	16,500,000	09/17/2030	Quarterly	(4,446)	29,367	33,813
3.18%	MYR-KLIBOR-BNM	MYR	7,100,000	09/17/2030	Quarterly	—	(7,674)	(7,674)
PLN-WIBOR-WIBO	4.32%	PLN	4,910,000	09/17/2030	Semi-Annually	—	10,351	10,351
4.28%	PLN-WIBOR-WIBO	PLN	32,100,000	09/17/2030	Semi-Annually	(13,678)	(55,262)	(41,584)
3.99%	PLN-WIBOR-WIBO	PLN	4,590,000	09/17/2030	Semi-Annually	—	8,431	8,431
1.83%	SGD-SORA-COMPOUND	SGD	11,600,000	09/17/2030	Semi-Annually	11,657	(177,130)	(188,787)
1.37%	THB-THOR	THB	298,800,000	09/17/2030	Quarterly	827	(120,075)	(120,902)
ZAR-JIBAR-SAFEX	7.59%	ZAR	192,300,000	09/17/2030	Quarterly	9,978	218,583	208,605
6 Month AUD BBSW	4.14%	AUD	4,700,000	09/17/2035	Semi-Annually	—	(8,537)	(8,537)
6 Month AUD BBSW	4.20%	AUD	13,500,000	09/17/2035	Semi-Annually	(3,123)	21,717	24,840
6 Month AUD BBSW	4.21%	AUD	12,100,000	09/17/2035	Semi-Annually	(846)	21,423	22,269
6 Month AUD BBSW	4.25%	AUD	4,000,000	09/17/2035	Semi-Annually	—	16,899	16,899
4.13%	6 Month AUD BBSW	AUD	2,400,000	09/17/2035	Semi-Annually	—	5,977	5,977
4.12%	6 Month AUD BBSW	AUD	2,500,000	09/17/2035	Semi-Annually	—	7,035	7,035
4.15%	6 Month AUD BBSW	AUD	3,300,000	09/17/2035	Semi-Annually	—	4,659	4,659
4.30%	6 Month AUD BBSW	AUD	4,400,000	09/17/2035	Semi-Annually	—	(29,505)	(29,505)
4.19%	6 Month AUD BBSW	AUD	2,200,000	09/17/2035	Semi-Annually	—	(2,115)	(2,115)
CAD-CORRA-OIS-COMPOUND	3.10%	CAD	3,200,000	09/17/2035	Annually	2,130	6,482	4,352
CAD-CORRA-OIS-COMPOUND	3.10%	CAD	2,900,000	09/17/2035	Annually	(3,759)	6,787	10,546
3.10%	CAD-CORRA-OIS-COMPOUND	CAD	13,500,000	09/17/2035	Annually	(8,016)	(26,498)	(18,482)
3.15%	CAD-CORRA-OIS-COMPOUND	CAD	4,200,000	09/17/2035	Annually	—	(21,460)	(21,460)
CHF-SARON-OIS-COMPOUND	0.46%	CHF	1,700,000	09/17/2035	Annually	—	(7,016)	(7,016)
CHF-SARON-OIS-COMPOUND	0.48%	CHF	1,200,000	09/17/2035	Annually	—	(3,137)	(3,137)
CHF-SARON-OIS-COMPOUND	0.54%	CHF	1,300,000	09/17/2035	Annually	—	6,601	6,601
CHF-SARON-OIS-COMPOUND	0.56%	CHF	700,000	09/17/2035	Annually	—	5,099	5,099
0.45%	CHF-SARON-OIS-COMPOUND	CHF	11,100,000	09/17/2035	Annually	(96,539)	60,508	157,047
0.45%	CHF-SARON-OIS-COMPOUND	CHF	19,300,000	09/17/2035	Annually	(158,394)	114,943	273,337
0.51%	CHF-SARON-OIS-COMPOUND	CHF	1,100,000	09/17/2035	Annually	—	(1,910)	(1,910)

21	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2025 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

0.51%	CHF-SARON-OIS-COMPOUND	CHF	700,000	09/17/2035	Annually	—	(1,436)	(1,436)
0.55%	CHF-SARON-OIS-COMPOUND	CHF	1,100,000	09/17/2035	Annually	—	(7,112)	(7,112)
0.58%	CHF-SARON-OIS-COMPOUND	CHF	1,200,000	09/17/2035	Annually	(422)	(12,827)	(12,405)
0.59%	CHF-SARON-OIS-COMPOUND	CHF	1,400,000	09/17/2035	Annually	(1,191)	(15,671)	(14,480)
0.59%	CHF-SARON-OIS-COMPOUND	CHF	1,600,000	09/17/2035	Annually	—	(19,222)	(19,222)
0.60%	CHF-SARON-OIS-COMPOUND	CHF	2,000,000	09/17/2035	Annually	—	(27,053)	(27,053)
0.42%	CHF-SARON-OIS-COMPOUND	CHF	1,500,000	09/17/2035	Annually	2,923	14,040	11,117
0.52%	CHF-SARON-OIS-COMPOUND	CHF	1,200,000	09/17/2035	Annually	—	(3,370)	(3,370)
EUR-EuroSTR-COMPOUND	2.42%	EUR	2,200,000	09/17/2035	Annually	1,335	(13,350)	(14,685)
EUR-EuroSTR-COMPOUND	2.43%	EUR	1,300,000	09/17/2035	Annually	—	(7,412)	(7,412)
EUR-EuroSTR-COMPOUND	2.45%	EUR	800,000	09/17/2035	Annually	—	(2,505)	(2,505)
EUR-EuroSTR-COMPOUND	2.48%	EUR	1,200,000	09/17/2035	Annually	—	144	144
EUR-EuroSTR-COMPOUND	2.50%	EUR	2,400,000	09/17/2035	Annually	—	4,819	4,819
2.43%	EUR-EuroSTR-COMPOUND	EUR	6,200,000	09/17/2035	Annually	(4,892)	36,323	41,215
2.41%	EUR-EuroSTR-COMPOUND	EUR	1,700,000	09/17/2035	Annually	—	13,080	13,080
2.52%	EUR-EuroSTR-COMPOUND	EUR	2,300,000	09/17/2035	Annually	—	(8,719)	(8,719)
GBP-SONIA-COMPOUND	4.03%	GBP	1,600,000	09/17/2035	Annually	—	(27,967)	(27,967)
GBP-SONIA-COMPOUND	4.04%	GBP	1,100,000	09/17/2035	Annually	—	(18,023)	(18,023)
GBP-SONIA-COMPOUND	4.08%	GBP	11,310,000	09/17/2035	Annually	5,747	(139,493)	(145,240)
GBP-SONIA-COMPOUND	4.09%	GBP	16,320,000	09/17/2035	Annually	20,780	(188,776)	(209,556)
GBP-SONIA-COMPOUND	4.09%	GBP	1,200,000	09/17/2035	Annually	—	(14,078)	(14,078)
GBP-SONIA-COMPOUND	4.14%	GBP	1,700,000	09/17/2035	Annually	—	(9,241)	(9,241)
GBP-SONIA-COMPOUND	4.16%	GBP	700,000	09/17/2035	Annually	—	(2,157)	(2,157)
4.02%	GBP-SONIA-COMPOUND	GBP	1,200,000	09/17/2035	Annually	—	22,487	22,487
4.03%	GBP-SONIA-COMPOUND	GBP	900,000	09/17/2035	Annually	—	15,732	15,732
4.16%	GBP-SONIA-COMPOUND	GBP	1,500,000	09/17/2035	Annually	—	5,526	5,526
4.15%	GBP-SONIA-COMPOUND	GBP	1,600,000	09/17/2035	Annually	—	6,770	6,770
4.21%	3 Month NZD Bank Bill Rate	NZD	3,500,000	09/17/2035	Quarterly	(5,852)	(56,063)	(50,211)
4.15%	3 Month NZD Bank Bill Rate	NZD	3,800,000	09/17/2035	Quarterly	—	(49,934)	(49,934)
3.98%	3 Month NZD Bank Bill Rate	NZD	4,900,000	09/17/2035	Quarterly	—	(24,761)	(24,761)
3.95%	3 Month NZD Bank Bill Rate	NZD	3,700,000	09/17/2035	Quarterly	—	(11,905)	(11,905)
3.95%	3 Month NZD Bank Bill Rate	NZD	2,300,000	09/17/2035	Quarterly	—	(7,629)	(7,629)
3 Month NZD Bank Bill Rate	3.95%	NZD	3,800,000	09/17/2035	Quarterly	—	13,452	13,452
3 Month NZD Bank Bill Rate	4.13%	NZD	3,600,000	09/17/2035	Quarterly	—	44,448	44,448
3 Month NZD Bank Bill Rate	4.15%	NZD	3,500,000	09/17/2035	Quarterly	—	45,644	45,644
3 Month NZD Bank Bill Rate	4.20%	NZD	29,600,000	09/17/2035	Quarterly	43,342	469,730	426,388
3 Month SEK STIBOR	2.62%	SEK	26,000,000	09/17/2035	Quarterly	1,784	(15,075)	(16,859)
3 Month SEK STIBOR	2.62%	SEK	9,000,000	09/17/2035	Quarterly	—	(5,302)	(5,302)
3 Month SEK STIBOR	2.63%	SEK	19,000,000	09/17/2035	Quarterly	—	(8,803)	(8,803)
3 Month SEK STIBOR	2.66%	SEK	13,000,000	09/17/2035	Quarterly	—	(2,389)	(2,389)
3 Month SEK STIBOR	2.67%	SEK	19,000,000	09/17/2035	Quarterly	—	(2,783)	(2,783)
3 Month SEK STIBOR	2.68%	SEK	19,000,000	09/17/2035	Quarterly	—	(1,278)	(1,278)
2.63%	3 Month SEK STIBOR	SEK	47,000,000	09/17/2035	Quarterly	(5,428)	25,060	30,488
2.74%	3 Month SEK STIBOR	SEK	17,000,000	09/17/2035	Quarterly	—	(8,837)	(8,837)
USD-SOFR-OIS COMPOUND	3.68%	USD	1,900,000	09/17/2035	Annually	—	(632)	(632)
USD-SOFR-OIS COMPOUND	3.68%	USD	2,800,000	09/17/2035	Annually	—	(814)	(814)
USD-SOFR-OIS COMPOUND	3.72%	USD	1,600,000	09/17/2035	Annually	—	4,437	4,437
USD-SOFR-OIS COMPOUND	3.78%	USD	1,400,000	09/17/2035	Annually	—	10,346	10,346
USD-SOFR-OIS COMPOUND	3.88%	USD	3,300,000	09/17/2035	Annually	—	51,950	51,950
USD-SOFR-OIS COMPOUND	3.94%	USD	3,000,000	09/17/2035	Annually	(4,671)	63,471	68,142
3.95%	USD-SOFR-OIS COMPOUND	USD	10,900,000	09/17/2035	Annually	12,448	(235,185)	(247,633)

See accompanying notes to the financial statements.	22

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2025 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

3.75%	USD-SOFR-OIS COMPOUND	USD	1,000,000	09/17/2035	Annually	—	(5,417)	(5,417)
3.84%	USD-SOFR-OIS COMPOUND	USD	2,900,000	09/17/2035	Annually	—	(36,768)	(36,768)
3.87%	USD-SOFR-OIS COMPOUND	USD	2,000,000	09/17/2035	Annually	—	(30,730)	(30,730)
3.87%	USD-SOFR-OIS COMPOUND	USD	3,200,000	09/17/2035	Annually	—	(50,107)	(50,107)
3.79%	USD-SOFR-OIS COMPOUND	USD	1,100,000	09/17/2035	Annually	—	(9,329)	(9,329)
3.79%	USD-SOFR-OIS COMPOUND	USD	2,200,000	09/17/2035	Annually	—	(18,751)	(18,751)
3.75%	USD-SOFR-OIS COMPOUND	USD	2,400,000	09/17/2035	Annually	—	(13,102)	(13,102)

						$(42,571)	$(57,932)	$(15,361)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

MSCI Daily Trust Net Growth EAFE Index	USD-SOFR-COMPOUND	JPM	USD	1,956,133	12/16/2025	Monthly	—	12,934	12,934

USD-SOFR-COMPOUND	MSCI Daily Total Return Net Value EAFE Index	JPM	USD	1,969,600	12/16/2025	Monthly	—	2,495	2,495
1 Day Overnight Federal Funds Effective Rate plus 0.36%	MSCI Daily Total Return Net Value EAFE Index	UBSA	USD	22,096,558	02/02/2026	Monthly	—	1,139,171	1,139,171
MSCI Daily Trust Net Growth EAFE Index	1 Day Overnight Federal Funds Effective Rate plus 0.41%	UBSA	USD	20,469,946	02/02/2026	Monthly	—	(606,291)	(606,291)
0.20% (i)	Total Return on BNP Paribas Cross Asset Trend Index	BNP	USD	15,980,547	04/02/2026	Quarterly	—	293,991	293,991
0.20% (i)	Total Return on Sprott Gold Miners ETF	SOCG	USD	18,297,750	04/02/2026	Quarterly	—	4,690	4,690
1 Day Overnight Federal Funds Effective Rate plus 0.13%	MSCI Daily Total Return Net Value EAFE Index	GS	USD	1,894,426	04/30/2026	Monthly	—	93,572	93,572
MSCI Daily Trust Net Growth EAFE Index	1 Day Overnight Federal Funds Effective Rate plus 0.23%	GS	USD	3,716,682	04/30/2026	Monthly	—	(64,529)	(64,529)
Total Return on Equity Basket (k)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	5,118,301	06/18/2026	Monthly	—	(64,753)	(64,753)
Total Return on Equity Basket (k)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	987,909	06/18/2026	Monthly	—	(19,357)	(19,357)
Total Return on Equity Basket (k)	1 Month Federal Funds Rate minus 0.40%	GS	USD	5,271,413	06/24/2026	Monthly	—	77,228	77,228
Total Return on Equity Basket (l)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	10,711,294	06/18/2026	Monthly	—	(141,465)	(141,465)
Total Return on Equity Basket (l)	1 Month Federal Funds Rate minus 0.40%	GS	USD	11,593,824	06/24/2026	Monthly	—	207,955	207,955

							$—	$935,641	$935,641

As of August 31, 2025, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

23	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2025 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	All or a portion of this investment is held in connection with one or more holdings within the Fund.

(c)	Securities are traded on separate exchanges for the same entity.

(d)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(e)	All or a portion of this security is out on loan (Note 2).

(f)	Investment valued using significant unobservable inputs (Note 2).

(g)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(h)	Affiliated company (Note 10).

(i)	All or a portion of this security or derivative is owned by GMO Alternative Allocation SPC Ltd., which is a 100% owned subsidiary of GMO Alternative Allocation Fund.

(j)	The rate disclosed is the 7 day net yield as of August 31, 2025.

(k)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

(l)	The following table represents the individual long and/or short positions with in the custom equity basket swap as of August 31, 2025.

Shares	Description	%of Equity Basket	Value ($)

	Custom equity basket swap with GS as the counterparty:
(506,000)	Airports Of Thailand PC NVDR	4.9%	(563,436)
(138,998)	Allefro.eu.SA	12.3%	(1,396,813)
(2,231)	Budimex SA	2.9%	(326,338)
(9,887)	Capitec Bank Holdings Ltd.	17.6%	(1,999,897)
(6,132)	CD Projekt SA	3.7%	(424,515)
(1,334)	Celltrion, Inc.	1.4%	(160,503)
(41,935)	Clicks Group Ltd.	7.8%	(886,206)
(7,914)	Doosan Enerbility Co., Ltd.	3.1%	(348,018)
(17,234)	Entain PLC	1.8%	(204,683)
(1,600)	Equatorial Energia SA	0.1%	(10,792)
(805)	HD Hyundai Heavy Industries Co., Ltd.	2.6%	(300,304)
(1,490)	HLB, Inc.	0.3%	(40,239)
(236)	HYBE Co. Ltd.	0.4%	(48,681)
(8,156)	Hyundai Rotem Co.	9.9%	(1,125,106)
(122)	Kakao Corp.	0.0%	(5,463)
(14,000)	Kingdee International Software Group Co. Ltd.	0.3%	(29,580)
(888)	Korea Aerospace Industries Ltd.	0.5%	(60,672)
(167,500)	Localiza Rent A Car ADR	9.7%	(1,107,224)
(119)	LPP SA	5.0%	(563,800)
(5,303)	Public Power Corp.	0.8%	(88,671)
(1,729)	Samsung Biologics Co. Ltd.	10.9%	(1,240,788)
51,523	Turk Hava Yollari AO	(3.7%)	419,679
(44,300)	WEG SA	2.7%	(307,706)
(6,953)	Yuhan Corp.	5.0%	(566,336)

	TOTAL COMMON STOCKS		$(11,386,092)

See accompanying notes to the financial statements.	24

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2025 (Unaudited)

Shares	Description	%of Equity Basket	Value ($)

	Custom equity basket swap with MORD as the counterparty:
(235,300)	Airports Of Thailand PC NVDR	2.4%	(262,009)
(2,946)	Antofagasta PLC	0.8%	(85,482)
(2,191)	Celltrion, Inc.	2.4%	(263,614)
(32,583)	Doosan Enerbility Co., Ltd.	13.2%	(1,432,838)
(3,881)	Entain PLC	0.4%	(46,093)
(362)	Hanwha Aerospace Co., Ltd.	2.1%	(229,570)
(5,655)	HLB, Inc.	1.4%	(152,718)
(31)	HYBE Co. Ltd.	0.1%	(6,395)
(295)	Hyundai Rotem Co.	0.3%	(40,695)
(157,000)	Innovent Biologics, Inc.	18.1%	(1,962,179)
(637,000)	Kingdee International Software Group Co. Ltd.	12.4%	(1,345,899)
(38,200)	Klabin SA	1.2%	(130,413)
(24,284)	Korea Aerospace Industries Ltd.	15.3%	(1,659,198)
(571)	Samsung Biologics Co. Ltd.	3.8%	(409,769)
(136,097)	Samsung Heavy Industries Co. Ltd.	19.1%	(2,080,428)
(145,250)	Shandong Gold Mining Co. Ltd. - Class H	5.1%	(554,865)
85,890	Turk Hava Yollari AO	(6.4%)	699,614
(85,100)	Xpeng, Inc., Class A	8.3%	(898,458)

	TOTAL COMMON STOCKS		$(10,861,009)

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 75.

25	See accompanying notes to the financial statements.

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	INVESTMENT FUNDS — 99.9%

	United States — 99.9%
16,940,998	GMO Alternative Allocation Fund, Class VI (a)	303,243,865
1,006,710	GMO Climate Change Fund, Class III (a)	22,882,514
2,230,741	GMO Emerging Country Debt Fund, Class VI (a)	48,540,933
1,385,306	GMO High Yield Fund, Class VI (a)	24,672,292
128,239,033	GMO Implementation Fund (a)	1,885,113,790
1,882,734	GMO Opportunistic Income Fund, Class VI (a)	45,995,191

	TOTAL INVESTMENT FUNDS (COST $2,147,890,943)	2,330,448,585

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%
3,379,973	State Street Institutional Treasury Money Market Fund – Premier Class, 4.19% (b)	3,379,973

	TOTAL SHORT-TERM INVESTMENTS (COST $3,379,973)	3,379,973

	TOTAL INVESTMENTS — 100.1% (Cost $2,151,270,916)	2,333,828,558
	Other Assets and Liabilities (net) — (0.1%)	(1,974,768)

	TOTAL NET ASSETS — 100.0%	$2,331,853,790

Notes to Schedule of Investments:

(a)	Affiliated company (Note 10).
(b)	The rate disclosed is the 7 day net yield as of August 31, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 75.

See accompanying notes to the financial statements.	26

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 58.8%

	Australia — 1.2%
60,270	Accent Group Ltd.	55,914
82,263	AMP Ltd.	91,817
6,294	Ansell Ltd.	139,547
5,210	Aristocrat Leisure Ltd. (a)	247,040
59,000	Aurizon Holdings Ltd.	124,947
192,138	BHP Group Ltd. (a)	5,355,456
117,876	BlueScope Steel Ltd.	1,765,983
78,755	Brambles Ltd. (a)	1,334,672
16,744	Dexus – (REIT)	82,163
3,396	Eagers Automotive Ltd. (b)	61,282
194,559	Fortescue Ltd.	2,454,006
7,466	GrainCorp Ltd. – Class A	38,979
95,164	Grange Resources Ltd.	12,455
57,239	Harvey Norman Holdings Ltd. (a)	257,530
78,161	Helia Group Ltd.	283,379
40,119	HomeCo Daily Needs – (REIT)	35,258
16,547	JB Hi-Fi Ltd. (a)	1,265,347
38,799	Nine Entertainment Co. Holdings Ltd.	42,274
59,370	Perenti Ltd.	91,649
89,499	Ramelius Resources Ltd.	188,101
3,379	Rio Tinto Ltd. (a)	255,240
3,853	Southern Cross Media Group Ltd. *	2,016
18,735	Super Retail Group Ltd.	230,014
4,630	Westpac Banking Corp. (a)	116,625
18,383	Woodside Energy Group Ltd. (a)	316,877

	Total Australia	14,848,571

	Austria — 0.2%
3,976	Erste Group Bank AG	378,457
13,972	OMV AG	769,572
2,252	Palfinger AG	97,266
26,786	Raiffeisen Bank International AG	889,886
737	Strabag SE	67,713
8,843	UNIQA Insurance Group AG	128,149
1,919	Vienna Insurance Group AG Wiener Versicherung Gruppe	99,518

	Total Austria	2,430,561

	Belgium — 0.5%
52,220	Ageas SA	3,679,304
6,644	Barco NV	109,004
4,449	Bekaert SA	199,927
7,024	KBC Group NV	827,942
422	Melexis NV	33,410
80,732	Proximus SADP	699,822

	Total Belgium	5,549,409

	Brazil — 0.2%
92,400	Cia de Saneamento de Minas Gerais Copasa MG	509,390
15,900	Cia De Sanena Do Parana	101,145

Shares	Description	Value ($)

	Brazil — continued
206,100	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,068,921
1,800	Neoenergia SA	9,077
39,600	Pagseguro Digital Ltd. – Class A	354,816
182,900	Vibra Energia SA	810,962

	Total Brazil	2,854,311

	Canada — 3.2%
11,200	B2Gold Corp.	46,240
12,600	Bank of Montreal	1,524,734
31,900	Bank of Nova Scotia (c)	1,992,255
19,860	Bank of Nova Scotia (c)	1,240,455
11,800	Canadian Imperial Bank of Commerce	911,539
19,865	Canadian Tire Corp. Ltd. – Class A (a)	2,477,068
6,250	Canfor Corp. *	59,253
11,914	Centerra Gold, Inc.	97,337
5,526	CGI, Inc. (a)	536,606
2,400	Cogeco Communications, Inc.	112,333
2,356	Cogeco, Inc.	103,411
2,900	DREAM Unlimited Corp. – Class A (b)	44,619
39,500	Dundee Precious Metals, Inc.	732,275
15,000	Empire Co. Ltd. – Class A	582,262
87	Fairfax Financial Holdings Ltd. (a)	149,777
3,300	Finning International, Inc.	136,820
3,900	George Weston Ltd. (a)	251,149
546	Gildan Activewear, Inc.	29,812
11,500	iA Financial Corp., Inc.	1,237,212
26,631	IGM Financial, Inc.	954,826
1,500	Imperial Oil Ltd. (a)	136,112
5,783	Interfor Corp. *	53,310
5,506	International Petroleum Corp. *	102,101
7,600	Kinross Gold Corp.	158,879
2,000	Linamar Corp.	109,193
36,703	Magna International, Inc. (c)	1,684,668
11,300	Magna International, Inc. (c)	518,697
71,944	Manulife Financial Corp. (a) (c)	2,213,299
71,048	Manulife Financial Corp. (a) (c)	2,184,726
1,300	Metro, Inc. (a)	93,182
1,700	National Bank of Canada	178,696
23,427	Nutrien Ltd. (a) (c)	1,349,864
1,900	Nutrien Ltd. (a) (c)	109,502
1,100	Onex Corp.	94,113
67,426	Open Text Corp. (a) (c)	2,229,778
12,800	Open Text Corp. (a) (c)	423,327
16,300	Parex Resources, Inc.	205,330
101,224	Power Corp. of Canada	4,284,524
35,000	Quebecor, Inc. – Class B	1,063,494
3,100	Russel Metals, Inc.	93,902
4,845	Spin Master Corp.	79,765
27,300	Sun Life Financial, Inc. (a) (b) (c)	1,594,645
4,900	Sun Life Financial, Inc. (a) (c)	286,307
4,116	Torex Gold Resources, Inc. *	137,295
64,600	Toronto-Dominion Bank (c)	4,850,586
5,044	Toronto-Dominion Bank (a) (b) (c)	379,006

27	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Canada — continued
8,200	Transcontinental, Inc. – Class A	121,565
1,119	Wajax Corp.	19,392
9,100	West Fraser Timber Co. Ltd. (c)	662,878
6,293	West Fraser Timber Co. Ltd. (c)	458,823

	Total Canada	39,096,942

	China — 1.8%
40,300	Alibaba Group Holding Ltd.	667,274
1,448	Alibaba Group Holding Ltd. Sponsored ADR (a)	195,480
519,000	AviChina Industry & Technology Co. Ltd. – Class H	294,966
219,500	BAIC Motor Corp. Ltd. – Class H *	57,905
111,091	Bank of Communications Co. Ltd. – Class H	96,323
55,500	Beijing Enterprises Holdings Ltd.	231,108
1,524,000	China Communications Services Corp. Ltd. – Class H	908,965
85,000	China Conch Venture Holdings Ltd.	112,959
1,093,000	China Construction Bank Corp. – Class H	1,057,807
952,000	China Feihe Ltd.	538,829
1,058,000	China Greenfresh Group Co. Ltd. * (d)	—
535,500	China Hongqiao Group Ltd.	1,762,629
122,000	China Lesso Group Holdings Ltd.	75,775
54,000	China Medical System Holdings Ltd.	90,681
178,000	China National Building Material Co. Ltd. – Class H	129,338
750,000	China Railway Group Ltd. – Class H	381,513
2,367,000	China Reinsurance Group Corp. – Class H	521,519
88,500	China Resources Pharmaceutical Group Ltd.	55,518
1,776,400	China Zhongwang Holdings Ltd. * (d)	—
628,000	CITIC Ltd.	901,574
474,000	Consun Pharmaceutical Group Ltd.	908,179
1,972,000	CSPC Pharmaceutical Group Ltd.	2,563,484
70,700	ENN Energy Holdings Ltd.	572,252
169,000	Fufeng Group Ltd.	202,187
55,000	Geely Automobile Holdings Ltd.	138,729
124,000	Kunlun Energy Co. Ltd.	115,427
78,100	Legend Holdings Corp. – Class H *	117,826
87,000	Lonking Holdings Ltd.	30,248
10,100	NetEase, Inc.	276,950
200	NetEase, Inc. ADR (a)	27,238
87,000	Orient Overseas International Ltd.	1,524,454
164,000	PICC Property & Casualty Co. Ltd. – Class H	396,350
83,600	Shandong Weigao Group Medical Polymer Co. Ltd. – Class H	63,172
19,000	Shanghai Industrial Holdings Ltd.	35,302
512,000	Sino Biopharmaceutical Ltd.	537,071
392,500	Sinopec Engineering Group Co. Ltd. – Class H	351,326
55,200	Sinopharm Group Co. Ltd. – Class H	133,023
82,000	TCL Electronics Holdings Ltd.	113,578
49,900	Tencent Holdings Ltd.	3,864,478

Shares	Description	Value ($)

	China — continued
74,100	Vipshop Holdings Ltd. ADR (a)	1,240,434
36,100	Weibo Corp. Sponsored ADR (a)	413,706
86,500	Zhongsheng Group Holdings Ltd.	179,462

	Total China	21,885,039

	Colombia — 0.0%
3,121	Corp. Financiera Colombiana SA *	14,202

	Czech Republic — 0.0%
117	Philip Morris CR AS	100,187

	Denmark — 0.4%
367	AP Moller - Maersk AS – Class A (a)	754,452
866	AP Moller - Maersk AS – Class B (a)	1,784,419
5,309	Danske Bank AS	218,509
6,517	Genmab AS *	1,626,572
8,541	H Lundbeck AS	54,046
799	Matas AS	16,710
19,579	Rockwool AS – B Shares	739,955
2,201	Scandinavian Tobacco Group AS	31,220

	Total Denmark	5,225,883

	Finland — 0.2%
508,343	Nokia OYJ	2,188,386
14,179	Outokumpu OYJ	58,337
15,785	Valmet OYJ	548,648

	Total Finland	2,795,371

	France — 2.0%
836	Amundi SA	61,797
12,450	Aperam SA	377,977
44,082	ArcelorMittal SA	1,468,583
1,270	Arkema SA	90,109
23,448	AXA SA (a)	1,092,153
32,847	BNP Paribas SA	2,951,786
1,192	Bouygues SA	51,117
18,859	Carrefour SA (a)	273,038
16,753	Cie de Saint-Gobain SA (a)	1,808,640
1,776	Cie Generale des Etablissements Michelin SCA (a)	64,315
11,757	Coface SA	221,412
11,569	Credit Agricole SA	211,620
8,028	Derichebourg SA	56,192
6,879	Eiffage SA	865,691
1,585	Ipsen SA	215,491
6,169	IPSOS SA (a)	256,319
592	Legrand SA (a)	90,153
7,536	Metropole Television SA (a)	116,095
32,816	Orange SA (a)	534,874
6,239	Quadient SA	116,725
17,625	Renault SA	693,644
8,388	Rexel SA	271,571
13,605	Rubis SCA (a)	450,441

See accompanying notes to the financial statements.	28

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	France — continued
35,632	Sanofi SA	3,535,120
358	Schneider Electric SE (a)	87,956
2,655	Societe BIC SA	165,915
17,034	Societe Generale SA	1,051,148
2,536	STMicroelectronics NV	69,039
51,831	STMicroelectronics NV - NY Shares (b)	1,398,919
8,343	Teleperformance SE (a)	643,737
25,176	Television Francaise 1 SA (a)	248,562
64,257	TotalEnergies SE (a)	4,034,121
46,482	Valeo SE	564,101
1,002	Vinci SA (a)	135,903

	Total France	24,274,264

	Germany — 1.5%
794	Allianz SE (Registered) (a)	335,689
102	Amadeus Fire AG	7,209
34,923	Bayer AG (Registered)	1,148,986
17,959	Bayerische Motoren Werke AG	1,878,878
11,479	Continental AG	1,006,537
26,079	Daimler Truck Holding AG (a)	1,226,727
92,884	Deutsche Bank AG (Registered) (a)	3,263,585
24,292	Deutsche Post AG (a)	1,107,173
2,456	Deutsche Telekom AG (a)	89,877
141	Draegerwerk AG & Co. KGaA	9,152
2,682	DWS Group GmbH & Co. KGaA	166,568
73,055	E.ON SE (a)	1,302,669
10,699	Fresenius Medical Care AG	551,520
5,202	Heidelberg Materials AG	1,230,524
2,496	Henkel AG & Co. KGaA	191,829
340	Hornbach Holding AG & Co. KGaA	41,383
2,247	Kloeckner & Co. SE	15,493
41,346	Mercedes-Benz Group AG	2,587,631
13,295	ProSiebenSat.1 Media SE (a)	131,071
1,759	RTL Group SA	72,510
2,328	Salzgitter AG	60,716
7,158	Siemens AG (Registered) (a)	1,984,235
846	Sixt SE	83,688
1,192	Wacker Neuson SE	35,011

	Total Germany	18,528,661

	Greece — 0.0%
15,269	Eurobank Ergasias Services & Holdings SA	56,115
12,055	FF Group * (d)	—

	Total Greece	56,115

	Hong Kong — 0.8%
26,600	Bank of East Asia Ltd.	43,870
86,000	BOC Hong Kong Holdings Ltd.	390,451
29,000	Chow Sang Sang Holdings International Ltd.	49,985
234,000	CITIC Telecom International Holdings Ltd.	77,552
221,000	CK Asset Holdings Ltd.	1,045,661
393,500	CK Hutchison Holdings Ltd.	2,603,473

Shares	Description	Value ($)

	Hong Kong — continued
18,800	Dah Sing Financial Holdings Ltd.	85,529
108,000	E-Commodities Holdings Ltd.	11,655
10,000	First Pacific Co. Ltd.	8,571
104,000	Giordano International Ltd.	20,815
34,500	Health & Happiness H&H International Holdings Ltd. (b)	65,328
191,000	HKT Trust & HKT Ltd. – Class SS	289,728
200,000	IGG, Inc.	121,834
77,500	Johnson Electric Holdings Ltd.	284,762
52,598	K Wah International Holdings Ltd.	14,948
9,000	KLN Logistics Group Ltd.	9,274
28,800	Luk Fook Holdings International Ltd.	89,942
119,000	PAX Global Technology Ltd.	99,168
58,000	Shun Tak Holdings Ltd. *	5,517
62,000	SITC International Holdings Co. Ltd.	218,953
32,500	SmarTone Telecommunications Holdings Ltd.	19,477
34,000	Stella International Holdings Ltd.	73,548
63,500	Sun Hung Kai Properties Ltd. (a)	750,086
9,500	Swire Pacific Ltd. – Class A	81,431
39,000	Texhong International Group Ltd.	23,519
188,000	VSTECS Holdings Ltd.	263,652
28,600	VTech Holdings Ltd.	231,043
2,109,000	WH Group Ltd.	2,266,332

	Total Hong Kong	9,246,104

	Hungary — 0.4%
70,824	Magyar Telekom Telecommunications PLC	402,353
60,293	MOL Hungarian Oil & Gas PLC	518,880
40,917	OTP Bank Nyrt	3,568,954
23,599	Richter Gedeon Nyrt	715,836

	Total Hungary	5,206,023

	India — 1.2%
10,745	Ashapura Minechem Ltd. *	62,808
47,150	Aurobindo Pharma Ltd.	548,879
75,591	Bajaj Finance Ltd.	754,002
85,969	Bharat Electronics Ltd.	360,236
198,182	Bharat Petroleum Corp. Ltd.	693,673
12,741	Chambal Fertilisers & Chemicals Ltd.	78,306
77,032	Cipla Ltd.	1,386,423
5,692	Dhampur Bio Organics Ltd.	5,443
49,581	Dr. Reddy’s Laboratories Ltd.	706,538
47,360	Dr. Reddy’s Laboratories Ltd. ADR	672,512
228,336	GAIL India Ltd.	448,732
2,545	GHCL Ltd.	15,874
40,737	Glenmark Pharmaceuticals Ltd.	886,326
2,434	Hero MotoCorp Ltd.	140,959
150,055	Hindalco Industries Ltd.	1,199,230
3,479	Hindustan Aeronautics Ltd.	171,472
26,236	Hindustan Petroleum Corp. Ltd.	112,089
15,806	ICICI Bank Ltd.	250,157
44,852	Indian Oil Corp. Ltd.	69,640

29	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	India — continued
1,227	KRBL Ltd.	5,995
4,252	LIC Housing Finance Ltd.	26,774
12,544	Lupin Ltd.	270,482
396,578	Manappuram Finance Ltd.	1,176,696
25,734	Muthoot Finance Ltd.	770,965
384,213	NMDC Ltd.	300,351
526,672	Oil & Natural Gas Corp. Ltd.	1,393,777
31,270	Power Finance Corp. Ltd.	134,663
3,627	Power Grid Corp. of India Ltd.	11,363
18,822	Sammaan Capital Ltd.	26,499
122,702	Shriram Finance Ltd.	810,427
18,897	Siyaram Silk Mills Ltd.	131,885
18,339	UPL Ltd.	148,342
288	Vadilal Industries Ltd.	16,569
48,172	Wipro Ltd.	136,147
38,691	Zydus Lifesciences Ltd.	431,784

	Total India	14,356,018

	Indonesia — 0.8%
7,829,900	Aneka Tambang Tbk. PT	1,451,326
8,982,200	Astra International Tbk. PT	2,996,586
279,300	Astra Otoparts Tbk. PT	41,152
268,400	Bank Negara Indonesia Persero Tbk. PT	71,257
1,665,900	Bank Pembangunan Daerah Jawa Timur Tbk. PT	51,984
4,298,500	Dharma Satya Nusantara Tbk. PT	423,595
404,900	Energi Mega Persada Tbk. PT *	13,596
6,514,400	Erajaya Swasembada Tbk. PT	173,863
14,200	Gudang Garam Tbk. PT	7,344
45,500	Indocement Tunggal Prakarsa Tbk. PT	19,319
3,383,700	Indofood Sukses Makmur Tbk. PT	1,529,264
3,435,900	Japfa Comfeed Indonesia Tbk. PT	341,468
42,000	Kalbe Farma Tbk. PT	3,100
6,119,300	Lippo Karawaci Tbk. PT *	38,611
9,748,700	Panin Financial Tbk. PT *	153,624
6,379,500	Perusahaan Gas Negara Tbk. PT	661,533
5,235,300	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	426,982
1,944,400	Saratoga Investama Sedaya Tbk. PT	218,474
5,175,300	Surya Citra Media Tbk. PT	99,754
3,588,800	Telkom Indonesia Persero Tbk. PT	686,478
3,900	Telkom Indonesia Persero Tbk. PT ADR	75,621
518,600	Tempo Scan Pacific Tbk. PT	71,694
6,686,600	Triputra Agro Persada PT	576,276

	Total Indonesia	10,132,901

	Ireland — 0.0%
7,695	AIB Group PLC	62,521
15,644	Origin Enterprises PLC	69,486
9,611	Permanent TSB Group Holdings PLC *	26,190

	Total Ireland	158,197

Shares	Description	Value ($)

	Israel — 0.5%
111,607	Bank Hapoalim BM	2,181,226
90,787	Bank Leumi Le-Israel BM	1,744,658
1,005	Check Point Software Technologies Ltd. *	194,106
570	Delek Group Ltd.	125,766
23,393	ICL Group Ltd.	152,059
42,794	Israel Discount Bank Ltd. – Class A	423,945
1,905	Mizrahi Tefahot Bank Ltd.	124,409
6,656	Nice Ltd. Sponsored ADR* (a)	940,826
252	Nice Ltd. *	35,523
81,196	Oil Refineries Ltd.	20,123

	Total Israel	5,942,641

	Italy — 1.2%
15,170	Banca IFIS SpA	410,108
62,353	Banco BPM SpA	855,427
34,920	BPER Banca SpA	362,716
17,700	Credito Emiliano SpA	278,290
4,144	Esprinet SpA (b)	22,036
14,151	Generali (a)	552,414
19,226	Hera SpA (a)	82,636
226,760	Intesa Sanpaolo SpA	1,427,579
78,692	Iren SpA (a)	237,732
102,027	Italgas SpA (a)	917,076
6,408	Iveco Group NV	137,784
33,206	Leonardo SpA	1,886,379
54,627	MFE-MediaForEurope NV – Class A (a)	199,005
7,028	MFE-MediaForEurope NV – Class B (a)	37,374
210,230	Stellantis NV (a)	2,013,014
2,562,184	Telecom Italia SpA *	1,228,804
16,434	Tenaris SA ADR (b)	594,746
10,360	Tenaris SA	187,679
153,255	Unipol Assicurazioni SpA	3,201,961

	Total Italy	14,632,760

	Japan — 15.2%
1,600	ADEKA Corp.	35,600
58,500	AGC, Inc.	1,834,398
5,100	Aichi Corp.	45,601
21,400	Air Water, Inc.	372,047
35,400	Amano Corp.	1,011,246
14,900	Anritsu Corp.	174,846
2,600	AOKI Holdings, Inc.	31,504
3,000	Arata Corp.	61,988
26,700	Asahi Group Holdings Ltd.	335,532
31,300	Asahi Kasei Corp.	255,426
6,500	Asahi Yukizai Corp.	196,596
8,800	Axial Retailing, Inc.	68,831
56,200	Bandai Namco Holdings, Inc.	1,932,273
3,600	Bando Chemical Industries Ltd.	48,686
23,300	Bridgestone Corp. (a)	1,052,587
95,500	Brother Industries Ltd.	1,609,251
900	Buffalo, Inc.	22,480
5,000	Bunka Shutter Co. Ltd.	88,138

See accompanying notes to the financial statements.	30

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
21,700	Canon Marketing Japan, Inc.	841,196
16,100	Canon, Inc.	471,167
1,800	Central Glass Co. Ltd.	41,026
1,300	Chiyoda Integre Co. Ltd.	27,736
120,100	Credit Saison Co. Ltd.	3,049,792
58,800	Dai Nippon Printing Co. Ltd. (a)	984,878
1,100	Dai Nippon Toryo Co. Ltd.	9,556
85,700	Daicel Corp.	788,737
3,000	Dai-Dan Co. Ltd.	116,897
2,300	Daido Steel Co. Ltd.	19,678
2,400	Daiichi Jitsugyo Co. Ltd.	43,967
4,000	Daito Trust Construction Co. Ltd.	425,647
33,400	Daiwa House Industry Co. Ltd.	1,180,113
107,110	Daiwabo Holdings Co. Ltd.	2,270,945
89,200	Denka Co. Ltd.	1,349,039
8,400	Denso Corp. (a)	120,368
400	Dowa Holdings Co. Ltd.	14,044
1,500	DTS Corp. (a)	52,889
4,000	EDION Corp.	54,987
700	Elecom Co. Ltd.	8,741
18,800	en Japan, Inc.	224,401
63,700	EXEO Group, Inc.	939,694
3,200	FCC Co. Ltd.	68,008
29,800	Ferrotec Corp.	778,886
89,800	Fuji Corp.	1,671,566
14,000	Fuji Electric Co. Ltd.	881,601
65,100	FUJIFILM Holdings Corp.	1,542,269
27,200	Fujitsu Ltd. (a)	654,546
100	Fukuda Denshi Co. Ltd.	4,570
24,200	Glory Ltd.	627,413
4,700	GS Yuasa Corp.	105,358
188,600	H.U. Group Holdings, Inc.	4,690,141
31,800	Hitachi Construction Machinery Co. Ltd.	977,606
30,200	Hitachi Ltd. (a)	813,691
65,000	Hogy Medical Co. Ltd.	2,333,239
168,000	Honda Motor Co. Ltd. (a)	1,862,275
45,433	Honda Motor Co. Ltd. Sponsored ADR	1,517,462
10,800	Horiba Ltd.	801,924
100	Hosiden Corp.	1,553
19,100	Idemitsu Kosan Co. Ltd.	126,714
25,800	IDOM, Inc.	175,362
38,900	Inabata & Co. Ltd.	911,348
233,700	Inpex Corp.	3,971,068
209,100	Isuzu Motors Ltd.	2,738,921
9,200	ITOCHU Corp. (a)	519,696
12,000	Itochu Enex Co. Ltd.	157,405
500	Itochu-Shokuhin Co. Ltd.	34,099
9,500	Iwatani Corp.	103,517
1,000	Japan Lifeline Co. Ltd.	9,800
10,900	Japan Petroleum Exploration Co. Ltd.	89,413
20,900	Japan Post Holdings Co. Ltd. (a)	213,272
30,000	Japan Post Insurance Co. Ltd.	839,968
3,500	Jeol Ltd.	109,484
300	Justsystems Corp. (a)	9,380

Shares	Description	Value ($)

	Japan — continued
50,000	Kaga Electronics Co. Ltd.	1,169,157
6,000	Kajima Corp.	178,418
2,700	Kamei Corp.	51,714
11,600	Kandenko Co. Ltd.	312,624
11,800	Kaneka Corp.	345,146
174,100	Kanematsu Corp.	3,664,215
117,200	Kawasaki Kisen Kaisha Ltd. (b)	1,791,071
52,400	KDDI Corp. (a)	905,646
198,200	Kirin Holdings Co. Ltd.	2,877,185
13,100	Kitz Corp.	133,011
11,800	Kohnan Shoji Co. Ltd. (b)	318,728
57,500	Komatsu Ltd. (a)	1,946,625
7,400	Komeri Co. Ltd.	167,019
6,200	Konami Group Corp. (a)	935,198
130,400	Kubota Corp.	1,507,692
101,300	Kumiai Chemical Industry Co. Ltd.	576,661
22,500	Kyudenko Corp.	1,082,942
121,200	LY Corp. (a)	383,717
52,000	Macnica Holdings, Inc.	707,452
3,000	Marubeni Corp. (a)	68,086
33,200	Maruha Nichiro Corp.	741,726
50,400	Maruichi Steel Tube Ltd.	1,298,170
1,000	Maruzen Showa Unyu Co. Ltd.	49,315
5,500	Matsuda Sangyo Co. Ltd.	142,663
3,500	MatsukiyoCocokara & Co.	72,296
182,900	Maxell Ltd.	2,555,092
56,700	Mazda Motor Corp.	378,294
23,900	MCJ Co. Ltd.	230,495
1,000	Medipal Holdings Corp.	17,718
145,300	Mitsubishi Electric Corp. (a)	3,468,751
2,200	Mitsubishi Research Institute, Inc. (a)	71,353
76,000	Mitsui & Co. Ltd. (a)	1,749,625
2,400	Mitsui DM Sugar Co. Ltd.	52,893
25,600	Mitsui Mining & Smelting Co. Ltd.	1,805,064
85,600	Mitsui OSK Lines Ltd. (b)	2,746,837
8,000	MIXI, Inc. (a)	177,291
108,000	Mizuno Corp.	1,883,692
3,000	Modec, Inc.	160,397
69,400	Morinaga & Co. Ltd.	1,259,369
104,300	NEC Corp. (a)	3,176,009
54,400	NGK Insulators Ltd.	858,643
66,200	NH Foods Ltd.	2,501,400
3,600	Nichias Corp.	138,600
2,200	Nichiha Corp.	43,274
2,400	Nichireki Group Co. Ltd.	45,518
10,600	Nippn Corp.	163,630
2,000	Nippon Densetsu Kogyo Co. Ltd.	36,786
13,100	Nippon Kayaku Co. Ltd.	126,936
32,900	Nippon Shinyaku Co. Ltd.	696,897
3,400	Nippon Soda Co. Ltd.	81,078
21,600	Nippon Television Holdings, Inc. (a)	565,465
120,500	Nippon Yusen KK	4,343,706
478,700	Nissan Motor Co. Ltd. * (b)	1,073,615
17,300	Niterra Co. Ltd.	616,234

31	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
1,300	Nittetsu Mining Co. Ltd.	74,416
22,500	Nitto Denko Corp.	506,444
42,100	Nojima Corp.	945,233
129,000	Nomura Real Estate Holdings, Inc.	797,065
3,200	Noritake Co. Ltd.	97,594
1,700	NS United Kaiun Kaisha Ltd.	57,260
1,870,500	NTT, Inc. (a)	1,978,381
1,100	Obara Group, Inc.	31,470
49,300	Okamura Corp.	796,364
6,100	Oki Electric Industry Co. Ltd.	63,269
160,200	Ono Pharmaceutical Co. Ltd.	1,804,370
1,300	Open House Group Co. Ltd.	66,433
2,900	Optex Group Co. Ltd.	37,826
34,700	ORIX Corp. (a)	896,231
138,200	Pacific Industrial Co. Ltd.	2,141,489
900	PALTAC Corp.	27,622
320,200	Panasonic Holdings Corp. (a)	3,241,154
238,600	Penta-Ocean Construction Co. Ltd.	1,722,260
4,000	Pilot Corp.	122,384
1,800	Prima Meat Packers Ltd.	28,841
3,900	Raito Kogyo Co. Ltd.	87,373
26,800	Recruit Holdings Co. Ltd. (a)	1,533,584
78,700	Renesas Electronics Corp.	918,637
34,000	Rengo Co. Ltd.	212,109
24,000	Rohto Pharmaceutical Co. Ltd.	408,737
3,000	S Foods, Inc. (b)	54,946
5,700	Sakai Moving Service Co. Ltd.	112,834
21,600	Sakata INX Corp.	328,861
35,800	San-Ai Obbli Co. Ltd.	505,242
6,700	Sanki Engineering Co. Ltd.	226,409
46,100	Sankyu, Inc.	2,561,316
20,800	Sanwa Holdings Corp.	669,671
13,000	SCSK Corp. (a)	414,104
112,300	Sega Sammy Holdings, Inc.	2,336,479
27,700	Seiko Epson Corp.	352,246
141,700	Sekisui Chemical Co. Ltd.	2,689,226
82,700	Sekisui House Ltd.	1,861,102
2,900	Sekisui Jushi Corp.	42,864
900	Shimamura Co. Ltd. (a)	66,438
4,200	Shinagawa Refractories Co. Ltd.	55,009
2,000	Shinnihon Corp.	25,530
175,900	Shionogi & Co. Ltd.	3,042,668
110,100	Ship Healthcare Holdings, Inc.	1,663,979
700	Sinanen Holdings Co. Ltd.	31,110
5,000	Sinko Industries Ltd.	42,541
10,400	Sojitz Corp.	273,974
23,000	Sony Group Corp. (a)	628,616
92,100	Stanley Electric Co. Ltd.	1,865,361
22,700	Starts Corp., Inc.	766,864
66,900	Subaru Corp.	1,312,334
113,800	SUMCO Corp.	946,838
34,500	Sumitomo Corp. (a)	966,186
70,800	Sumitomo Electric Industries Ltd.	1,983,034
204,600	Sumitomo Forestry Co. Ltd.	2,320,427

Shares	Description	Value ($)

	Japan — continued
106,700	Sumitomo Mitsui Financial Group, Inc.	2,906,035
80,800	Sumitomo Mitsui Trust Group, Inc.	2,299,486
5,400	Sun Frontier Fudousan Co. Ltd.	85,691
31,200	Suntory Beverage & Food Ltd.	965,845
5,500	Suzuken Co. Ltd.	217,522
75,900	T&D Holdings, Inc.	1,965,037
3,000	Takeuchi Manufacturing Co. Ltd.	103,752
7,500	TDK Corp.	96,849
49,900	THK Co. Ltd.	1,342,117
15,000	TIS, Inc. (a)	499,389
3,800	Toa Corp.	55,662
228,000	Tokai Carbon Co. Ltd.	1,565,572
10,800	Tokyo Gas Co. Ltd. (a)	412,613
37,000	Tokyo Steel Manufacturing Co. Ltd.	416,207
97,400	Tosei Corp.	2,102,750
55,900	Tosoh Corp.	881,231
99,600	TOTO Ltd.	2,571,948
95,100	Towa Corp.	1,107,626
12,400	Toyo Tire Corp.	315,033
24,000	Toyoda Gosei Co. Ltd.	581,009
1,900	Toyota Boshoku Corp.	30,990
110,500	Toyota Tsusho Corp. (a)	2,941,000
600	Tsubakimoto Chain Co.	8,957
3,800	Tsugami Corp.	54,715
5,100	TV Asahi Holdings Corp. (a)	107,082
43,900	Valqua Ltd.	1,134,773
3,400	Wacoal Holdings Corp.	125,879
21,100	YAMABIKO Corp.	331,456
154,800	Yamaha Corp.	1,018,542
426,100	Yamaha Motor Co. Ltd.	3,088,019
5,300	Yamazen Corp.	49,251
11,900	Yellow Hat Ltd.	133,801
59,600	Yokogawa Bridge Holdings Corp.	1,122,860
27,500	Yokohama Rubber Co. Ltd.	1,011,876
6,200	Yuasa Trading Co. Ltd.	206,568
57,300	Zenkoku Hosho Co. Ltd.	1,310,353

	Total Japan	183,915,473

	Kuwait — 0.0%
10,348	A’ayan Leasing & Investment Co. KSCP	6,461
163,396	Noor Financial Investment Co. KSC	238,056

	Total Kuwait	244,517

	Mexico — 0.3%
19,086	Arca Continental SAB de CV	195,017
63,543	Cemex SAB de CV Sponsored ADR	577,606
495,200	Credito Real SAB de CV SOFOM ER * (d)	—
40,329	El Puerto de Liverpool SAB de CV – Class C1	199,392
115,000	Genomma Lab Internacional SAB de CV – Class B	137,523
385,600	Gentera SAB de CV	945,380
199,122	Grupo Financiero Banorte SAB de CV – Class O	1,813,750

See accompanying notes to the financial statements.	32

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Mexico — continued
815	Unifin Financiera SAB de CV * (d)	—

	Total Mexico	3,868,668

	Netherlands — 1.5%
24,054	ABN AMRO Bank NV	693,805
1,642	Akzo Nobel NV	113,503
28,429	EXOR NV	2,849,031
350	ForFarmers NV	1,919
89,391	ING Groep NV	2,134,207
34,576	JDE Peet’s NV	1,266,220
46,621	Koninklijke Ahold Delhaize NV	1,868,234
39,867	Koninklijke BAM Groep NV	355,363
122,709	Koninklijke KPN NV	585,586
56,926	NN Group NV	3,918,336
36,697	Prosus NV	2,270,056
5,213	Randstad NV	246,598
5,244	SBM Offshore NV	143,368
48,041	Signify NV	1,268,629

	Total Netherlands	17,714,855

	New Zealand — 0.0%
42,555	Meridian Energy Ltd. (a)	143,273

	Norway — 0.7%
45,984	Aker Solutions ASA	142,483
3,449	Austevoll Seafood ASA	31,992
3,644	BW LPG Ltd.	56,876
1,403	DNB Bank ASA	36,967
39,484	Elkem ASA	100,525
152,774	Equinor ASA (a)	3,770,284
27,357	Europris ASA	264,671
38,535	Hoegh Autoliners ASA	442,859
6,787	Odfjell Drilling Ltd.	54,767
142,124	Orkla ASA	1,589,105
1,648	Selvaag Bolig ASA	5,971
4,613	Stolt-Nielsen Ltd.	149,958
37,409	Storebrand ASA	575,607
25,593	Wallenius Wilhelmsen ASA	239,503
15,739	Yara International ASA	572,958

	Total Norway	8,034,526

	Philippines — 0.0%
19,930	China Banking Corp.	23,369
300,600	LT Group, Inc.	73,750
43,500	Manila Water Co., Inc.	31,974
583,080	Megaworld Corp.	21,037
164,500	Synergy Grid & Development Phils, Inc. *	43,173

	Total Philippines	193,303

	Poland — 0.1%
60,223	ORLEN SA	1,286,908
93,044	PGE Polska Grupa Energetyczna SA *	289,985

Shares	Description	Value ($)

Poland — continued
11,961	Powszechny Zaklad Ubezpieczen SA	199,071

	Total Poland	1,775,964

Portugal — 0.1%
529,927	Banco Comercial Portugues SA – Class R	448,892
66,581	Navigator Co. SA	258,351
33,022	NOS SGPS SA	150,916
56,760	REN - Redes Energeticas Nacionais SGPS SA	198,552
206,269	Sonae SGPS SA	308,430

	Total Portugal	1,365,141

Qatar — 0.1%
114,766	Qatar National Bank QPSC	598,214

Russia — 0.0%
3,038,020	Alrosa PJSC (d) (e)	—
160,792,062	Federal Grid Co-Rosseti PJSC * (d) (e)	—
180,610	Gazprom Neft PJSC (d) (e)	—
2,050,858	Gazprom PJSC * (d) (e)	—
455,400	GMK Norilskiy Nickel PAO * (d) (e)	—
6,310,100	Inter RAO UES PJSC * (d) (e)	—
19,776	LSR Group PJSC * (d) (e)	—
1	LSR Group PJSC GDR * (d) (e)	—
74,944	LUKOIL PJSC * (d) (e)	—
1,863,335	Magnitogorsk Iron & Steel Works PJSC (d) (e)	—
25,400	Mechel PJSC * (d) (e)	—
361,420	Moscow Exchange MICEX-RTS PJSC * (d) (e)	—
3,294,000	Mosenergo PJSC * (d) (e)	—
75,720	Novatek PJSC (d) (e)	—
1,212,010	Novolipetsk Steel PJSC * (d) (e)	—
3,466	PhosAgro PJSC (d) (e)	—
67	PhosAgro PJSC GDR * (d) (e)	—
102,150	Polyus PJSC * (d) (e)	—
1	Polyus PJSC GDR * (d) (e)	—
24,471,200	RusHydro PJSC * (d) (e)	—
3,677,652	Sberbank of Russia PJSC * (d) (e)	—
425	Severstal PAO (d) (e)	—
91,185	Severstal PAO GDR (Registered) * (d) (e)	—
11,580	SFI PJSC * (d) (e)	—
5,940,620	Surgutneftegas PAO * (d) (e)	—
332,388	Tatneft PJSC (d) (e)	—
1,300,440	Unipro PAO * (d) (e)	—
50,950	United Co. RUSAL International PJSC * (d) (e)	—

	Total Russia	—

Saudi Arabia — 0.2%
9,198	Arab National Bank	57,514
6,197	Etihad Etisalat Co.	105,687
55,343	Riyad Bank	382,292
27,048	Saudi Awwal Bank	217,081

33	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Saudi Arabia — continued
85,643	Saudi National Bank	793,768
60,559	Saudi Telecom Co.	677,466

	Total Saudi Arabia	2,233,808

	Singapore — 0.6%
29,900	Bumitama Agri Ltd.	27,725
262,600	ComfortDelGro Corp. Ltd.	296,679
14,808	DBS Group Holdings Ltd.	582,886
35,500	First Real Estate Investment Trust – (REIT) (b)	7,601
84,500	First Resources Ltd.	112,594
481,600	Golden Agri-Resources Ltd.	105,204
148,600	Oversea-Chinese Banking Corp. Ltd.	1,937,665
7,800	Sheng Siong Group Ltd.	12,340
74,700	StarHub Ltd.	65,185
24,900	United Overseas Bank Ltd.	681,928
18,500	Venture Corp. Ltd.	195,781
27,600	Wilmar International Ltd.	63,432
418,599	Yangzijiang Financial Holding Ltd.	342,470
1,086,699	Yangzijiang Shipbuilding Holdings Ltd.	2,462,256
161,100	Yanlord Land Group Ltd. * (b)	89,040

	Total Singapore	6,982,786

	South Africa — 0.1%
720,638	Old Mutual Ltd.	567,102
13,286	Sanlam Ltd.	68,496

	Total South Africa	635,598

	South Korea — 2.1%
3,108	Coway Co. Ltd.	232,033
23,096	Doosan Bobcat, Inc.	882,324
17,433	Hana Financial Group, Inc.	1,027,701
10,871	Hankook Tire & Technology Co. Ltd.	313,365
30,558	HMM Co. Ltd.	485,332
17,536	Hyundai Glovis Co. Ltd.	2,319,121
22,841	Hyundai Mobis Co. Ltd.	5,215,989
4,491	Hyundai Motor Co.	707,009
3,654	KB Financial Group, Inc. ADR	287,424
1,001	KB Financial Group, Inc.	78,183
48,333	Kia Corp.	3,657,042
19,339	KT&G Corp.	1,870,541
7,141	LG Corp.	381,820
16,069	LG Electronics, Inc.	851,476
829	LG Innotek Co. Ltd.	100,191
3,977	LX Holdings Corp.	22,525
3,552	POSCO Holdings, Inc. Sponsored ADR	183,248
21,083	Samsung E&A Co. Ltd.	439,649
61,684	Samsung Electronics Co. Ltd.	3,081,720
26	Samsung Electronics Co. Ltd. GDR (a)	32,158
10,865	Shinhan Financial Group Co. Ltd.	509,116
7,166	SK Square Co. Ltd. *	760,008
84,271	Woori Financial Group, Inc.	1,503,357

Shares	Description	Value ($)

	South Korea — continued
2,332	Youngone Corp.	98,100

	Total South Korea	25,039,432

	Spain — 1.4%
66,300	Acerinox SA	817,995
24,986	Atresmedia Corp. de Medios de Comunicacion SA (a)	152,402
374,075	Banco Bilbao Vizcaya Argentaria SA	6,807,791
449,570	Banco Santander SA	4,293,411
15,749	Bankinter SA	235,041
19,200	CaixaBank SA	191,712
1,977	CIE Automotive SA	62,394
13,183	Iberdrola SA (a)	248,511
15,130	Indra Sistemas SA (a)	611,049
198,792	Mapfre SA	871,240
29,927	Prosegur Cia de Seguridad SA	92,926
119,730	Repsol SA	1,963,105
181,860	Unicaja Banco SA	504,262

	Total Spain	16,851,839

	Sweden — 0.5%
7,111	AcadeMedia AB (a)	69,709
9,370	Betsson AB – Class B (a)	158,596
6,423	Boliden AB *	221,387
22,578	Fastighets AB Balder – B Shares *	160,740
29,675	Investor AB – B Shares (a)	914,196
8,490	Skanska AB – B Shares	210,842
9,701	SKF AB – B Shares (b)	249,088
14,266	SSAB AB – B Shares (b)	80,964
29,569	Swedbank AB – A Shares	832,156
237,785	Telefonaktiebolaget LM Ericsson – B Shares	1,882,498
59,914	Volvo AB – B Shares (a)	1,843,434

	Total Sweden	6,623,610

	Switzerland — 1.2%
12,030	ABB Ltd. (Registered) (a)	807,347
21,845	Adecco Group AG (Registered) (a)	699,770
393	Bobst Group SA (Registered)	27,554
1,039	Galenica AG	111,311
1,313	Implenia AG (Registered)	104,780
2,394	Logitech International SA (Registered)	247,199
2,012	Mobilezone Holding AG (Registered)	27,379
8,929	Nestle SA (Registered) (a)	842,277
18,110	Novartis AG (Registered)	2,292,220
14,254	Novartis AG Sponsored ADR	1,803,844
18,177	Roche Holding AG (c)	5,927,123
901	Roche Holding AG (c)	309,436
6,200	Sandoz Group AG ADR	389,918
728	Sandoz Group AG	45,682
654	Swisscom AG (Registered) (a)	472,826
562	u-blox Holding AG *	95,230

	Total Switzerland	14,203,896

See accompanying notes to the financial statements.	34

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Taiwan — 2.5%
119,000	ASE Technology Holding Co. Ltd.	577,920
91,000	Asustek Computer, Inc.	1,872,081
2,019	Bizlink Holding, Inc.	70,267
208,000	Compal Electronics, Inc.	187,091
237,000	CTBC Financial Holding Co. Ltd.	317,893
179,000	Eva Airways Corp.	226,695
530,200	Evergreen Marine Corp. Taiwan Ltd.	3,204,442
72,000	Global Brands Manufacture Ltd.	336,290
229,318	Hon Hai Precision Industry Co. Ltd.	1,513,946
1,000	Kung Long Batteries Industrial Co. Ltd.	4,258
65,000	MediaTek, Inc.	2,888,340
31,000	Phison Electronics Corp.	491,356
4,000	Pixart Imaging, Inc.	25,598
1,861,000	Pou Chen Corp.	1,749,529
102,472	Radiant Opto-Electronics Corp.	479,027
87,000	Realtek Semiconductor Corp.	1,511,542
322,000	Taiwan Semiconductor Manufacturing Co. Ltd.	12,059,349
12,000	Tripod Technology Corp.	125,490
2,000	TTY Biopharm Co. Ltd.	5,018
24,000	United Integrated Services Co. Ltd.	960,045
171,000	Wan Hai Lines Ltd.	461,677
669,000	Yang Ming Marine Transport Corp.	1,257,838
80,000	YungShin Global Holding Corp.	146,200
69,000	Zhen Ding Technology Holding Ltd.	440,257

	Total Taiwan	30,912,149

	Thailand — 1.0%
88,000	3BB Internet Infrastructure Fund – Class F	16,853
59,800	Digital Telecommunications Infrastructure Fund – Class F	15,142
669,400	Kasikornbank PCL NVDR	3,481,959
4,553,800	Krung Thai Bank PCL NVDR	3,463,218
490,000	PTT Exploration & Production PCL NVDR	1,694,494
872,900	PTT PCL NVDR	835,791
63,500	Regional Container Lines PCL NVDR	53,920
512,800	SCB X PCL NVDR	2,034,824

	Total Thailand	11,596,201

	Turkey — 0.1%
78,129	Turk Hava Yollari AO	636,397

	United Arab Emirates — 0.3%
208,894	Abu Dhabi Commercial Bank PJSC	860,678
8,342	Emaar Development PJSC	33,455
476,062	Emaar Properties PJSC	1,866,298
66,879	Emirates NBD Bank PJSC	459,759
112,636	First Abu Dhabi Bank PJSC	508,739
40,096	Orascom Construction PLC	321,948

	Total United Arab Emirates	4,050,877

	United Kingdom — 3.1%
88,829	3i Group PLC (a)	4,825,966

Shares	Description	Value ($)

	United Kingdom — continued
54,388	Aberdeen Group PLC	143,151
11,654	Associated British Foods PLC	340,573
3,669	Berkeley Group Holdings PLC	178,550
31,900	British American Tobacco PLC Sponsored ADR (a)	1,814,791
1,925,010	BT Group PLC	5,636,024
25,618	Coca-Cola HBC AG	1,295,868
5,230	DCC PLC	332,601
22,961	Drax Group PLC (a)	201,682
23,265	Evraz PLC * (d) (e)	—
21,033	Ferrexpo PLC *	15,696
1,604	Galliford Try Holdings PLC	9,284
97,671	GSK PLC Sponsored ADR	3,874,609
19,945	GSK PLC (a)	394,115
164,718	HSBC Holdings PLC (c)	2,108,617
5,600	HSBC Holdings PLC (a) (c)	71,749
933	HSBC Holdings PLC Sponsored ADR (a)	60,151
87,840	IG Group Holdings PLC	1,341,906
38,202	Imperial Brands PLC	1,613,373
17,373	International Personal Finance PLC	47,802
580,131	ITV PLC (a)	639,944
93,759	J Sainsbury PLC	379,395
6,333	Keller Group PLC	114,259
452,895	Kingfisher PLC	1,577,481
4,859	Lion Finance Group PLC	481,690
36,983	MONY Group PLC (a)	99,934
6,754	Morgan Advanced Materials PLC	19,266
5,953	Morgan Sindall Group PLC	336,200
40,739	OSB Group PLC	290,383
20,286	Paragon Banking Group PLC	238,258
19,947	Plus500 Ltd.	817,393
51,143	Rio Tinto PLC Sponsored ADR (a)	3,207,689
2,887	Rio Tinto PLC (a)	180,472
55,836	Schroders PLC	286,856
8,888	Shell PLC ADR (a)	656,645
14,146	Spirent Communications PLC	37,474
2,868	TBC Bank Group PLC	169,632
34,570	TP ICAP Group PLC	129,773
7,576	Vesuvius PLC	38,299
280,613	Vodafone Group PLC Sponsored ADR (a)	3,356,132
54,115	Vodafone Group PLC (a)	64,799
35,451	Zigup PLC	150,839

	Total United Kingdom	37,579,321

	United States — 11.6%
2,837	Academy Sports & Outdoors, Inc.	151,921
824	Affiliated Managers Group, Inc.	185,252
5,012	Aflac, Inc. (a)	535,582
14,137	Akamai Technologies, Inc. * (a)	1,118,661
4,632	Albertsons Cos., Inc. – Class A (a)	90,139
1,033	Align Technology, Inc. *	146,645
1,131	Allstate Corp. (a)	230,102
1,578	Alphabet, Inc. – Class A (a)	335,972
1,316	Alphabet, Inc. – Class C (a)	281,005

35	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	United States — continued
4,053	Altria Group, Inc. (a)	272,402
2,671	American Express Co. (a)	884,849
2,179	Applied Materials, Inc. (a)	350,296
1,580	Aptiv PLC * (b)	125,657
10,315	Arch Capital Group Ltd. (a)	944,132
1,947	Archer-Daniels-Midland Co.	121,960
2,391	Arrow Electronics, Inc. *	302,055
2,052	Associated Banc-Corp.	55,342
12,207	AT&T, Inc. (a)	357,543
391	Atkore, Inc.	22,752
1,263	AutoNation, Inc. * (a)	276,698
7,774	Avnet, Inc.	424,227
55,336	Bank of America Corp. (a)	2,807,749
3,053	Bank of New York Mellon Corp. (a)	322,397
2,449	Bath & Body Works, Inc.	71,535
6,536	Best Buy Co., Inc. (a)	481,311
5,307	Blue Owl Capital Corp.	76,102
17,911	BorgWarner, Inc.	765,874
2,140	Bread Financial Holdings, Inc.	141,647
53,314	Bristol-Myers Squibb Co. (a)	2,515,355
10,035	Builders FirstSource, Inc. *	1,391,654
2,375	Bunge Global SA (b)	200,023
10,163	Capital One Financial Corp. (a)	2,309,237
1,056	Carrier Global Corp.	68,851
13,001	CBRE Group, Inc. – Class A * (a)	2,107,722
50,200	Centene Corp. *	1,457,808
8,992	Chevron Corp. (a)	1,444,115
1,780	Chubb Ltd. (a)	489,625
8,106	Cigna Group (a)	2,438,852
21,353	Cisco Systems, Inc. (a)	1,475,279
24,907	Citigroup, Inc. (a)	2,405,269
89,294	CNH Industrial NV	1,022,416
1,909	Coca-Cola Co. (a)	131,702
25,652	Cognizant Technology Solutions Corp. – Class A (a)	1,853,357
1,230	Colgate-Palmolive Co. (a)	103,406
79,354	Comcast Corp. – Class A (a)	2,695,655
2,308	Commercial Metals Co.	133,102
1,845	Concentrix Corp. (b)	97,342
4,019	ConocoPhillips (a)	397,760
1,080	CRH PLC (a)	121,986
3,355	Crocs, Inc. *	292,556
5,020	Cummins, Inc. (a)	2,000,169
40,775	CVS Health Corp. (a)	2,982,691
22,835	Delta Air Lines, Inc. (a)	1,410,746
20,345	Devon Energy Corp.	734,454
1,144	Dollar General Corp. (a)	124,421
11,910	DR Horton, Inc. (a)	2,018,507
21,865	eBay, Inc. (a)	1,981,188
1,207	Electronic Arts, Inc. (a)	207,544
5,569	Elevance Health, Inc. (a)	1,774,562
649	EnerSys	66,620
1,304	Enova International, Inc. *	158,175
14,169	EOG Resources, Inc. (a)	1,768,575

Shares	Description	Value ($)

	United States — continued
1,166	EPAM Systems, Inc. * (a)	205,636
2,146	Everest Group Ltd.	733,674
1,253	Exelon Corp. (a)	54,731
8,024	Expedia Group, Inc. (a)	1,723,555
16,900	Exxon Mobil Corp. (a)	1,931,501
1,440	Federated Hermes, Inc.	76,464
3,548	FedEx Corp. (a)	819,836
3,112	FMC Corp.	121,679
142,531	Ford Motor Co. (a)	1,677,590
2,093	Fox Corp. – Class A (a)	124,952
22,268	Fox Corp. – Class B (a)	1,214,719
32,502	Franklin Resources, Inc. (b)	834,001
20,528	GE HealthCare Technologies, Inc. (a)	1,513,529
10,041	General Mills, Inc.	495,323
37,865	General Motors Co. (a)	2,218,510
2,552	Genpact Ltd. (a)	115,708
3,606	Gilead Sciences, Inc. (a)	407,370
989	Goldman Sachs Group, Inc. (a)	737,052
512	Group 1 Automotive, Inc.	237,967
7,932	H&R Block, Inc. (a)	399,376
4,075	Hartford Insurance Group, Inc. (a)	539,163
83,659	Hewlett Packard Enterprise Co.	1,888,184
63,915	HP, Inc.	1,824,134
2,565	Humana, Inc. (a)	778,888
3,896	Huntington Bancshares, Inc.	69,388
17,970	Incyte Corp. *	1,520,442
65,419	Intel Corp. * (a)	1,592,953
4,327	International Business Machines Corp. (a)	1,053,581
11,680	Invesco Ltd.	255,675
4,202	Janus Henderson Group PLC	186,233
12,141	Johnson & Johnson (a)	2,151,021
5,317	JPMorgan Chase & Co. (a)	1,602,650
4,284	KB Home	272,248
3,391	Kenvue, Inc. (a)	70,228
6,050	Keurig Dr. Pepper, Inc.	175,995
1,139	Kimberly-Clark Corp. (a)	147,090
25,854	Kinder Morgan, Inc. (a)	697,541
50,371	Kraft Heinz Co. (b)	1,408,877
7,024	Kroger Co. (a)	476,508
3,794	Lam Research Corp. (a)	379,969
2,860	Lear Corp.	314,600
13,322	Lennar Corp. – Class A (a)	1,773,691
1,028	Lincoln National Corp.	44,132
3,279	LKQ Corp. (a)	106,961
23,578	LyondellBasell Industries NV – Class A	1,328,620
1,375	M&T Bank Corp.	277,282
346	M/I Homes, Inc. *	50,952
2,139	Macy’s, Inc.	28,299
568	ManpowerGroup, Inc.	24,083
315	Marathon Petroleum Corp. (a)	56,609
6,197	Match Group, Inc. (a)	231,396
1,806	Medtronic PLC (a)	167,615
29,567	Merck & Co., Inc. (a)	2,487,176
1,950	Meritage Homes Corp.	151,496

See accompanying notes to the financial statements.	36

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	United States — continued
2,842	Meta Platforms, Inc. – Class A (a)	2,099,385
2,864	MetLife, Inc. (a)	233,015
18,514	MGIC Investment Corp.	515,245
11,144	Micron Technology, Inc. (a)	1,326,247
16,449	Moderna, Inc. *	396,256
519	Mohawk Industries, Inc. *	68,866
2,415	Molina Healthcare, Inc. *	436,704
10,822	Molson Coors Beverage Co. – Class B	546,403
2,582	Mondelez International, Inc. – Class A (a)	158,638
4,466	Morgan Stanley (a)	672,044
816	Mueller Industries, Inc.	78,287
50	NewMarket Corp.	41,348
1,140	Northrop Grumman Corp. (a)	672,646
13,011	Nucor Corp. (a)	1,935,126
791	NXP Semiconductors NV (a)	185,766
896	Old Republic International Corp.	35,813
4,632	Omnicom Group, Inc. (a)	362,825
25,843	ON Semiconductor Corp. *	1,281,554
23,295	Organon & Co.	219,439
3,099	Oshkosh Corp.	431,908
1,176	Ovintiv, Inc.	49,533
714	Owens Corning	107,221
15,156	PACCAR, Inc. (a)	1,515,297
28,543	PayPal Holdings, Inc. * (a)	2,003,433
1,205	PepsiCo, Inc. (a)	179,123
2,808	Perdoceo Education Corp. (a)	91,934
113,322	Pfizer, Inc. (a)	2,805,853
3,840	PNC Financial Services Group, Inc.	796,570
1,931	Polaris, Inc. (b)	109,256
1,266	PPG Industries, Inc. (a)	140,817
366	Procter & Gamble Co. (a)	57,477
688	Progressive Corp. (a)	169,977
12,883	PulteGroup, Inc.	1,700,814
2,569	PVH Corp. (b)	216,618
11,608	QUALCOMM, Inc. (a)	1,865,754
11,426	Radian Group, Inc.	398,539
3,539	Regeneron Pharmaceuticals, Inc.	2,055,097
3,220	Regions Financial Corp.	88,196
4,907	Sealed Air Corp.	159,330
2,030	Signet Jewelers Ltd. (b)	178,742
3,038	Sixth Street Specialty Lending, Inc.	74,279
2,019	Skyworks Solutions, Inc.	151,304
6,991	SLM Corp.	218,678
17,914	Solventum Corp. *	1,309,334
9,109	State Street Corp. (a)	1,047,262
9,962	Steel Dynamics, Inc.	1,304,225
2,083	Steven Madden Ltd. (b)	60,490
23,861	Synchrony Financial (a)	1,821,549
10,600	T. Rowe Price Group, Inc.	1,140,772
13,310	Target Corp. (a)	1,277,494
906	Taylor Morrison Home Corp. *	61,037
807	Timken Co.	62,325
402	Toll Brothers, Inc.	55,878
526	Toro Co.	42,638

Shares	Description	Value ($)

	United States — continued
749	Travelers Cos., Inc. (a)	203,361
2,663	Tri Pointe Homes, Inc. *	94,084
2,839	Truist Financial Corp.	132,922
1,861	Tyson Foods, Inc. – Class A	105,668
44,201	U.S. Bancorp	2,158,335
14,699	United Airlines Holdings, Inc. * (a)	1,543,395
19,822	United Parcel Service, Inc. – Class B (a)	1,733,236
1,155	United Therapeutics Corp. *	351,998
2,196	UnitedHealth Group, Inc. (a)	680,475
2,144	Universal Health Services, Inc. – Class B	389,308
66,292	Verizon Communications, Inc. (a)	2,932,095
34,775	VICI Properties, Inc. – (REIT) (b)	1,174,699
1,794	Vontier Corp.	76,981
2,010	Wells Fargo & Co. (a)	165,182
15,191	Western Union Co. (b)	131,706
2,322	YETI Holdings, Inc. *	81,642
19,299	Zoom Communications, Inc. * (a)	1,571,325

	Total United States	140,578,157

	Vietnam — 0.0%
4,700	Binh Minh Plastics JSC	25,702
122,200	Quang Ngai Sugar JSC	220,790
111,500	Vietnam Engine & Agricultural Machinery Corp.	166,329

	Total Vietnam	412,821

	TOTAL COMMON STOCKS (COST $692,739,254)	713,524,986

	PREFERRED STOCKS (f) —0.7%

	Brazil — 0.3%
217,800	Banco Bradesco SA ADR	677,358
973,903	Cia Energetica de Minas Gerais	1,995,640
16,350	Itau Unibanco Holding SA	116,070
24,380	Itau Unibanco Holding SA Sponsored ADR	174,073
193,200	Itausa SA	399,809

	Total Brazil	3,362,950

	Germany — 0.3%
7,312	Bayerische Motoren Werke AG	700,104
981	Draegerwerk AG & Co. KGaA	76,098
9,917	Henkel AG & Co. KGaA (a)	837,096
1,546	Jungheinrich AG	54,379
19,600	Volkswagen AG	2,283,940

	Total Germany	3,951,617

	Russia — 0.0%
12,924	Bashneft PJSC * (d) (e)	—
56,000	Nizhnekamskneftekhim PJSC * (d) (e)	—
20,810	Sberbank of Russia PJSC * (d) (e)	—
9,254,300	Surgutneftegas PAO * (d) (e)	—

37	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares / Par Value†	Description	Value ($)

	Russia — continued
16,100	Transneft PJSC * (d) (e)	—

	Total Russia	—

	South Korea — 0.1%
18,916	Samsung Electronics Co. Ltd.	768,025
51	Samsung Electronics Co. Ltd. GDR	51,350

	Total South Korea	819,375

	TOTAL PREFERRED STOCKS (COST $13,393,747)	8,133,942

	RIGHTS/WARRANTS — 0.0%

	Canada — 0.0%
7,900	Resolute Forest Products, Inc. * (g)	11,850

	Italy — 0.0%
EUR 2,562,184	Telecom Italia SpA * (g)	32,586

	United States — 0.0%
90,581	Walgreens Boots Alliance, Inc. * (g)	45,290

	TOTAL RIGHTS/WARRANTS (COST $56,698)	89,726

	INVESTMENT FUNDS — 22.0%

	United States — 22.0%
8,816,019	GMO Alternative Allocation Fund, Class VI (h)	157,806,745
592,482	GMO Climate Change Fund, Class III (h)	13,467,123
1,170,358	GMO Emerging Country Debt Fund, Class VI (h)	25,466,987
675,432	GMO High Yield Fund, Class VI (h)	12,029,445
956,814	GMO Opportunistic Income Fund, Class VI (h)	23,374,957
1,716,375	GMO Resources Fund, Class VI (h)	34,653,610
9,795	GMO U.S. Treasury Fund, Class VI (h) (i)	49,071

	TOTAL INVESTMENT FUNDS (COST $275,790,490)	266,847,938

	DEBT OBLIGATIONS — 18.4%

	United States — 18.4%

	U.S. Government — 18.4%
1,135,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.10%, 4.24%, due 01/31/27	1,134,645
167,475,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 4.30%, due 04/30/27 (a)	167,454,612
30,000,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 4.30%, due 07/31/27	29,992,535

Par Value† / Shares	Description	Value ($)

	United States — continued

	U.S. Government — continued
11,548,487	U.S. Treasury Inflation-Indexed Notes, 2.13%, due 01/15/35	11,868,939
12,455,180	U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/35 (a)	12,528,182

	Total U.S. Government	222,978,913

	Total United States	222,978,913

	TOTAL DEBT OBLIGATIONS (COST $222,448,871)	222,978,913

	SHORT-TERM INVESTMENTS — 12.8%

	Money Market Funds — 0.9%
10,759,075	State Street Institutional Treasury Money Market Fund – Premier Class, 4.19% (j)	10,759,075

	Repurchase Agreements — 11.9%
144,999,298	Nomura Securities International, Inc. Repurchase Agreement, dated 08/29/25, maturing on 09/02/25 with a maturity value of $145,068,898 and an effective yield of 4.32%, collateralized by a U.S. Treasury Note with maturity date 10/15/26 and a market value of $148,082,104.	144,999,298

	TOTAL SHORT-TERM INVESTMENTS (COST $155,758,373)	155,758,373

	TOTAL INVESTMENTS — 112.7% (Cost $1,360,187,433)	1,367,333,878

	SECURITIES SOLD SHORT — (13.1)%

	Common Stocks — (13.0)%

	Australia — (0.5)%
(7,333)	ASX Ltd.	(299,544)
(21,552)	CAR Group Ltd.	(568,497)
(1,584)	Cochlear Ltd.	(311,914)
(123,123)	Lottery Corp. Ltd.	(473,016)
(6,915)	Pro Medicus Ltd.	(1,343,132)
(4,127)	REA Group Ltd.	(675,873)
(24,532)	Sigma Healthcare Ltd.	(49,984)
(19,244)	WiseTech Global Ltd.	(1,274,951)
(11,269)	Xero Ltd. *	(1,201,646)

	Total Australia	(6,198,557)

	Belgium — (0.0)%
(35)	Lotus Bakeries NV	(343,226)

	Brazil — (0.1)%
(110,973)	NU Holdings Ltd. – Class A *	(1,642,400)

	Canada — (0.8)%
(319)	Agnico Eagle Mines Ltd.	(45,990)

See accompanying notes to the financial statements.	38

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Canada — continued
(45,100)	AltaGas Ltd.	(1,336,892)
(9,321)	Brookfield Renewable Corp.	(314,118)
(20,219)	Cameco Corp.	(1,564,749)
(31,235)	Enbridge, Inc.	(1,509,900)
(8,714)	Franco-Nevada Corp.	(1,641,282)
(47,172)	Pan American Silver Corp.	(1,600,074)
(31,564)	Pembina Pipeline Corp.	(1,192,172)
(17,155)	Restaurant Brands International, Inc.	(1,086,426)

	Total Canada	(10,291,603)

	Denmark — (0.2)%
(11,968)	Coloplast AS – Class B	(1,151,279)
(34,822)	Tryg AS	(915,134)

	Total Denmark	(2,066,413)

	France — (0.3)%
(6,693)	Aeroports de Paris SA	(880,936)
(1,570)	Bureau Veritas SA	(47,362)
(54)	Euronext NV	(8,914)
(50,352)	Getlink SE	(952,492)
(532)	Hermes International SCA	(1,302,952)

	Total France	(3,192,656)

	Germany — (0.6)%
(3,441)	CTS Eventim AG & Co. KGaA	(322,555)
(29,333)	Delivery Hero SE *	(778,175)
(3,312)	MTU Aero Engines AG	(1,476,050)
(264)	Nemetschek SE	(36,471)
(2,426)	Qiagen NV	(113,037)
(95)	Rational AG	(70,814)
(586)	Rheinmetall AG	(1,136,694)
(13,703)	Siemens Energy AG *	(1,457,716)
(6,649)	Talanx AG	(916,828)
(13,739)	Vonovia SE	(444,915)

	Total Germany	(6,753,255)

	Israel — (0.2)%
(4,469)	Monday.com Ltd. *	(862,517)
(8,530)	Wix.com Ltd. *	(1,203,412)

	Total Israel	(2,065,929)

	Italy — (0.3)%
(9,639)	Amplifon SpA	(175,555)
(2,965)	Ferrari NV	(1,411,007)
(62,415)	FinecoBank Banca Fineco SpA	(1,370,124)
(94,272)	Infrastrutture Wireless Italiane SpA	(1,143,002)

	Total Italy	(4,099,688)

	Japan — (1.3)%
(5,900)	Advantest Corp.	(451,170)
(124,500)	Aeon Co. Ltd.	(1,510,316)
(1,900)	Ajinomoto Co., Inc.	(51,526)

Shares	Description	Value ($)

	Japan — continued
(31,400)	ANA Holdings, Inc.	(633,061)
(37,800)	Asics Corp.	(1,016,124)
(13,600)	Dentsu Group, Inc.	(268,545)
(4,200)	Disco Corp.	(1,149,143)
(100)	Fast Retailing Co. Ltd.	(31,258)
(1,300)	Fujikura Ltd.	(110,291)
(700)	IHI Corp.	(72,745)
(97,200)	Japan Exchange Group, Inc.	(1,015,947)
(1,200)	Kao Corp.	(54,523)
(27,900)	Kobe Bussan Co. Ltd.	(784,711)
(3,000)	Lasertec Corp.	(311,461)
(3,400)	Mitsubishi Heavy Industries Ltd.	(85,790)
(51,200)	MonotaRO Co. Ltd.	(882,206)
(61,100)	Oriental Land Co. Ltd.	(1,454,690)
(208,400)	Rakuten Group, Inc. *	(1,282,797)
(25,100)	Sanrio Co. Ltd.	(1,298,705)
(4,600)	Seven & i Holdings Co. Ltd.	(59,538)
(40,900)	Shiseido Co. Ltd.	(663,776)
(968,000)	SoftBank Corp.	(1,497,381)
(13,000)	Zensho Holdings Co. Ltd.	(820,111)
(26,600)	ZOZO, Inc.	(247,173)

	Total Japan	(15,752,988)

	Netherlands — (0.3)%
(393)	Adyen NV *	(659,914)
(159)	ASM International NV	(76,347)
(8,289)	BE Semiconductor Industries NV	(1,116,508)
(28,901)	CVC Capital Partners PLC	(583,386)
(34,407)	InPost SA *	(500,115)
(46,546)	Universal Music Group NV	(1,315,822)

	Total Netherlands	(4,252,092)

	Norway — (0.1)%
(38,212)	Kongsberg Gruppen ASA	(1,141,250)

	Peru — (0.1)%
(13,140)	Southern Copper Corp.	(1,262,660)

	Singapore — (0.2)%
(266,600)	CapitaLand Investment Ltd.	(573,021)
(263,747)	Grab Holdings Ltd. – Class A *	(1,316,097)
(7,900)	Keppel Ltd.	(53,839)
(9,000)	Singapore Airlines Ltd.	(46,146)

	Total Singapore	(1,989,103)

	Spain — (0.2)%
(36,934)	Cellnex Telecom SA *	(1,314,743)
(28,068)	Ferrovial SE	(1,535,156)

	Total Spain	(2,849,899)

	Sweden — (0.3)%
(2,062)	AddTech AB – B Shares	(72,309)
(22,782)	Beijer Ref AB	(387,539)

39	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Sweden — continued
(40,486)	EQT AB	(1,456,287)
(2,243)	Sagax AB – Class B	(48,639)
(2,046)	Spotify Technology SA *	(1,395,126)

	Total Sweden	(3,359,900)

	Switzerland — (0.2)%
(17,063)	Avolta AG	(980,007)
(777)	Partners Group Holding AG	(1,067,061)
(20,508)	SIG Group AG	(324,859)

	Total Switzerland	(2,371,927)

	United Kingdom — (0.9)%
(10,402)	Antofagasta PLC	(301,828)
(37,884)	Entain PLC	(449,936)
(120,722)	Informa PLC	(1,422,043)
(12,014)	InterContinental Hotels Group PLC	(1,458,388)
(9,699)	London Stock Exchange Group PLC	(1,202,026)
(42,208)	M&G PLC	(151,191)
(118,319)	Melrose Industries PLC	(939,572)
(100,110)	Phoenix Group Holdings PLC	(922,088)
(108,520)	Rolls-Royce Holdings PLC	(1,564,895)
(30,642)	Severn Trent PLC	(1,070,381)
(1,700)	United Utilities Group PLC	(26,411)
(87,489)	Wise PLC – Class A *	(1,246,364)

	Total United Kingdom	(10,755,123)

	United States — (6.4)%
(6,974)	AbbVie, Inc.	(1,467,330)
(3,632)	Alnylam Pharmaceuticals, Inc. *	(1,621,724)
(446)	Analog Devices, Inc.	(112,084)
(1,594)	AppLovin Corp. – Class A *	(762,872)
(4,512)	Arthur J Gallagher & Co.	(1,366,008)
(231)	Automatic Data Processing, Inc.	(70,236)
(1,766)	Axon Enterprise, Inc. *	(1,319,714)
(6,790)	Bentley Systems, Inc. – Class B	(377,864)
(6,886)	Boeing Co. *	(1,616,007)
(481)	Boston Scientific Corp. *	(50,746)
(4,809)	Burlington Stores, Inc. *	(1,397,880)
(4,294)	Carvana Co. *	(1,597,024)
(6,684)	Cintas Corp.	(1,403,841)
(7,377)	Cloudflare, Inc. – Class A *	(1,539,654)
(634)	Coinbase Global, Inc. – Class A *	(193,078)
(3,233)	CoStar Group, Inc. *	(289,321)
(48)	Costco Wholesale Corp.	(45,279)
(9,116)	Dayforce, Inc. *	(636,023)
(10,971)	Dexcom, Inc. *	(826,555)
(2,129)	DoorDash, Inc. – Class A *	(522,137)
(31,912)	DraftKings, Inc. – Class A *	(1,531,138)
(26,321)	EQT Corp.	(1,364,481)
(8,818)	Equitable Holdings, Inc.	(469,647)
(3,198)	Erie Indemnity Co. – Class A	(1,133,307)
(21,494)	Exact Sciences Corp. *	(1,019,245)
(909)	Fair Isaac Corp. *	(1,383,171)

Shares	Description	Value ($)

	United States — continued
(32,360)	Fastenal Co.	(1,606,998)
(18,017)	Fidelity National Information Services, Inc.	(1,257,767)
(5,106)	Flutter Entertainment PLC * (c)	(1,567,609)
(182)	Flutter Entertainment PLC * (c)	(55,905)
(450)	HEICO Corp.	(140,409)
(2,430)	HubSpot, Inc. *	(1,174,103)
(9,171)	Hyatt Hotels Corp. – Class A	(1,323,192)
(82)	IDEXX Laboratories, Inc. *	(53,061)
(4,534)	Insulet Corp. *	(1,541,016)
(1,714)	International Flavors & Fragrances, Inc.	(115,712)
(14,240)	Liberty Media Corp.-Liberty Formula One – Class C *	(1,422,576)
(3,133)	Linde PLC	(1,498,483)
(9,664)	Live Nation Entertainment, Inc. *	(1,608,959)
(792)	Manhattan Associates, Inc. *	(170,628)
(483)	Marvell Technology, Inc.	(30,364)
(2,024)	Mastercard, Inc. – Class A	(1,204,867)
(145)	McKesson Corp.	(99,563)
(17,786)	Microchip Technology, Inc.	(1,156,090)
(6,334)	MongoDB, Inc. *	(1,999,074)
(1,065)	Moody’s Corp.	(542,894)
(2,491)	MSCI, Inc.	(1,414,191)
(8,610)	Natera, Inc. *	(1,448,633)
(12,643)	Okta, Inc. *	(1,172,891)
(16,521)	ONEOK, Inc.	(1,261,874)
(14,184)	Otis Worldwide Corp.	(1,225,214)
(8,937)	Palantir Technologies, Inc. – Class A *	(1,400,517)
(2,798)	Palo Alto Networks, Inc. *	(533,075)
(9,449)	Paychex, Inc.	(1,317,710)
(96,806)	Rivian Automotive, Inc. – Class A *	(1,313,657)
(12,252)	Robinhood Markets, Inc. – Class A *	(1,274,576)
(12,102)	ROBLOX Corp. – Class A *	(1,507,788)
(24,037)	Rollins, Inc.	(1,359,052)
(243)	S&P Global, Inc.	(133,271)
(30,309)	Samsara, Inc. – Class A *	(1,095,367)
(1,467)	ServiceNow, Inc. *	(1,345,914)
(6,995)	Snowflake, Inc. – Class A *	(1,669,427)
(638)	STERIS PLC	(156,348)
(5,567)	Take-Two Interactive Software, Inc. *	(1,298,614)
(4,235)	Tesla, Inc. *	(1,413,939)
(1,221)	Texas Pacific Land Corp.	(1,139,779)
(30,154)	Toast, Inc. – Class A *	(1,359,945)
(1,344)	Tractor Supply Co.	(83,005)
(1,259)	Trade Desk, Inc. – Class A *	(68,817)
(775)	TransDigm Group, Inc.	(1,084,132)
(836)	Twilio, Inc. – Class A *	(88,290)
(1,975)	Tyler Technologies, Inc. *	(1,111,688)
(281)	Verisk Analytics, Inc.	(75,342)
(7,359)	Vistra Corp.	(1,391,661)
(2,736)	Waste Connections, Inc.	(505,640)
(2,681)	Watsco, Inc.	(1,078,781)
(277)	West Pharmaceutical Services, Inc.	(68,405)
(24,554)	Williams Cos., Inc.	(1,421,186)
(515)	Willis Towers Watson PLC	(168,297)

See accompanying notes to the financial statements.	40

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	United States — continued
(17,238)	Zillow Group, Inc. – Class C *	(1,453,336)
(4,762)	Zscaler, Inc. *	(1,319,312)

	Total United States	(77,445,310)

	TOTAL COMMON STOCKS (PROCEEDS $109,674,293)	(157,833,979)

	PREFERRED STOCKS (f) — (0.1)%

	Germany — (0.1)%
(3,825)	Sartorius AG	(888,545)

	TOTAL PREFERRED STOCKS (PROCEEDS $1,225,590)	(888,545)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $110,899,883)	(158,722,524)

	Other Assets and Liabilities (net) — 0.4%	4,577,647

	TOTAL NET ASSETS — 100.0%	$1,213,189,001

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of August 31, 2025
Alrosa PJSC	12/06/17	$4,239,436	0.0%	$—
Bashneft PJSC	06/11/20	245,233	0.0%	—
Evraz PLC	10/25/21	197,469	0.0%	—
Federal Grid Co-Rosseti PJSC	08/12/19	462,175	0.0%	—
Gazprom Neft PJSC	08/12/19	1,228,645	0.0%	—
Gazprom PJSC	08/10/20	7,398,324	0.0%	—
GMK Norilskiy Nickel PAO	06/11/20	1,319,027	0.0%	—
Inter RAO UES PJSC	06/05/20	453,917	0.0%	—
LSR Group PJSC	08/12/19	175,128	0.0%	—
LSR Group PJSC GDR	05/06/21	2	0.0%	—
LUKOIL PJSC	07/13/20	6,946,911	0.0%	—
Magnitogorsk Iron & Steel Works PJSC	09/08/17	1,550,653	0.0%	—
Mechel PJSC	11/12/21	47,412	0.0%	—
Moscow Exchange MICEX-RTS PJSC	07/02/20	707,707	0.0%	—
Mosenergo PJSC	11/22/21	96,796	0.0%	—
Nizhnekamskneftekhim PJSC	03/24/20	55,853	0.0%	—
Novatek PJSC	10/21/21	777,645	0.0%	—
Novolipetsk Steel PJSC	11/07/19	3,077,372	0.0%	—
PhosAgro PJSC	12/03/20	212,444	0.0%	—
PhosAgro PJSC GDR	12/03/20	1,365	0.0%	—
Polyus PJSC	07/22/20	2,148,976	0.0%	—
Polyus PJSC GDR	02/24/23	0	0.0%	—
RusHydro PJSC	01/13/21	263,311	0.0%	—
Sberbank of Russia PJSC	09/09/20	12,774,954	0.0%	—
Sberbank of Russia PJSC	01/10/22	77,024	0.0%	—

41	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2025 (Unaudited)

Issuer Description— (Continued)	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of August 31, 2025

Severstal PAO	02/02/21	$7,249	0.0%	$—

Severstal PAO GDR (Registered)	03/16/20	1,679,360	0.0%	—

SFI PJSC	03/16/20	68,731	0.0%	—

Surgutneftegas PAO	12/18/19	3,244,318	0.0%	—

Surgutneftegas PAO	03/16/20	4,726,538	0.0%	—

Tatneft PJSC	03/16/20	2,263,701	0.0%	—

Transneft PJSC	05/29/20	320,452	0.0%	—

Unipro PAO	01/13/21	50,836	0.0%	—
United Co. RUSAL International PJSC	11/12/21	51,607	0.0%	—

				$—

See accompanying notes to the financial statements.	42

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2025 (Unaudited)

A summary of outstanding financial instruments at August 31, 2025 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)

Buys
747	U.S. Treasury Note 10 Yr. (CBT)	December 2025	84,037,500	625,133
545	U.S. Treasury Note 2 Yr. (CBT)	December 2025	113,653,789	265,359
1,519	U.S. Treasury Note 5 Yr. (CBT)	December 2025	166,283,031	901,007
459	U.S. Treasury Ultra 10 Yr. (CBT)	December 2025	52,512,469	240,774
56	U.S. Ultra Bond (CBT)	December 2025	6,527,500	(38,921)

			$423,014,289	$1,993,352

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)

Sales
53	MSCI EAFE Index	September 2025	7,210,915	99,845
15	TOPIX Index	September 2025	3,097,157	(72,457)

			$10,308,072	$27,388

+	Buys - Fund is long the futures contract.

Sales - Fund is short the futures contract.

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount	Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Buy Protection^:
CDX.EM.S43	USD 22,800,000	1.00%	N/A	N/A	06/20/2030	Quarterly	807,120	438,809	(368,311)

CDX.NA.HY.S44	USD 11,448,000	5.00%	N/A	N/A	06/20/2030	Quarterly	(678,981)	(824,600)	(145,619)

							$128,139	$(385,791)	$(513,930)

∧

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of August 31, 2025, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Total Return on Equity Basket (k)	1 Month Federal Funds Rate minus 0.40%	GS	USD	6,727,396	06/24/2026	Monthly	—	99,244	99,244

43	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2025 (Unaudited)

Swap Contracts — continued

OTC Total Return Swaps — continued

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket (k)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	8,450,227	06/18/2027	Monthly	—	(43,557)	(43,557)

							$—	$55,687	$55,687

As of August 31, 2025, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	All or a portion of this security is out on loan (Note 2).

(c)	Securities are traded on separate exchanges for the same entity.

(d)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(e)	The security is restricted as to resale.

(f)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(g)	Investment valued using significant unobservable inputs (Note 2).

(h)	Affiliated company (Note 10).

(i)	All or a portion of this security is purchased with collateral from securities loaned.

(j)	The rate disclosed is the 7 day net yield as of August 31, 2025.

(k)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 75.

See accompanying notes to the financial statements.	44

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	INVESTMENT FUNDS — 99.9%

	United States — 99.9%
3,160,879	GMO Alternative Allocation Fund, Class VI (a)	56,579,737
1,389,777	GMO Asset Allocation Bond Fund, Class VI (a)	26,016,617
167,262	GMO Climate Change Fund, Class III (a)	3,801,872
619,078	GMO Emerging Country Debt Fund, Class VI (a)	13,471,128
997,368	GMO Emerging Markets ex-China Fund, Class VI (a)	13,324,842
941,707	GMO Emerging Markets Fund, Class VI (a)	26,348,968
2,056,667	GMO International Equity Fund, Class IV (a)	65,443,136
1,789,132	GMO International Opportunistic Value Fund, Class IV (a)	30,844,634
1,073,697	GMO-Usonian Japan Value Creation Fund, Class VI (a)	26,337,783
2,926,251	GMO Multi-Sector Fixed Income Fund, Class IV (a)	51,706,863
158,163	GMO Opportunistic Income Fund, Class VI (a)	3,863,928
373,677	GMO Quality Fund, Class VI (a)	12,974,081
413,356	GMO Resources Fund, Class VI (a)	8,345,650
546,921	GMO Small Cap Quality Fund, Class VI (a)	12,748,723
2,568,285	GMO U.S. Equity Fund, Class VI (a)	35,545,063
1,438,421	GMO U.S. Opportunistic Value Fund, Class VI (a)	31,041,119
375,636	GMO U.S. Small Cap Value Fund, Class VI (a)	8,440,553
1,400,718	GMO U.S. Treasury Fund, Class VI (a)	7,017,595

	TOTAL INVESTMENT FUNDS (COST $412,974,342)	433,852,292

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
148,672	State Street Institutional Treasury Money Market Fund – Premier Class, 4.19% (b)	148,672

	TOTAL SHORT-TERM INVESTMENTS (COST $148,672)	148,672

	TOTAL INVESTMENTS — 99.9% (Cost $413,123,014)	434,000,964
	Other Assets and Liabilities (net) — 0.1%	290,266

	TOTAL NET ASSETS — 100.0%	$434,291,230

Notes to Schedule of Investments:

(a)	Affiliated company (Note 10).
(b)	The rate disclosed is the 7 day net yield as of August 31, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 75.

45	See accompanying notes to the financial statements.

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	INVESTMENT FUNDS — 99.9%

	United States — 99.9%
33,498	GMO Climate Change Fund, Class III (a)	761,411
139,966	GMO Emerging Markets ex-China Fund, Class VI (a)	1,869,945
762,155	GMO International Equity Fund, Class IV (a)	24,251,766
590,962	GMO International Opportunistic Value Fund, Class IV (a)	10,188,184
227,192	GMO-Usonian Japan Value Creation Fund, Class VI (a)	5,573,012
372,480	GMO Quality Fund, Class VI (a)	12,932,518
118,189	GMO Resources Fund, Class VI (a)	2,386,230
183,471	GMO Small Cap Quality Fund, Class VI (a)	4,276,704
789,222	GMO U.S. Equity Fund, Class VI (a)	10,922,827
623,166	GMO U.S. Opportunistic Value Fund, Class VI (a)	13,447,936
125,264	GMO U.S. Small Cap Value Fund, Class VI (a)	2,814,685

	TOTAL INVESTMENT FUNDS (COST $74,059,945)	89,425,218

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
96,231	State Street Institutional Treasury Money Market Fund – Premier Class, 4.19% (b)	96,231

	TOTAL SHORT-TERM INVESTMENTS (COST $96,231)	96,231

	TOTAL INVESTMENTS — 100.0% (Cost $74,156,176)	89,521,449
	Other Assets and Liabilities (net) — (0.0%)	(39,678)

	TOTAL NET ASSETS — 100.0%	$89,481,771

Notes to Schedule of Investments:

(a)	Affiliated company (Note 10).
(b)	The rate disclosed is the 7 day net yield as of August 31, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 75.

See accompanying notes to the financial statements.	46

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	INVESTMENT FUNDS — 100.0%

	United States — 100.0%
276,898	GMO Climate Change Fund, Class III (a)	6,293,889
880,126	GMO Emerging Markets ex-China Fund, Class VI (a)	11,758,487
2,113,159	GMO Emerging Markets Fund, Class VI (a)	59,126,181
4,361,923	GMO International Equity Fund, Class IV (a)	138,796,388
3,723,020	GMO International Opportunistic Value Fund, Class IV (a)	64,184,874
1,422,964	GMO-Usonian Japan Value Creation Fund, Class VI (a)	34,905,310
2,001,951	GMO Quality Fund, Class VI (a)	69,507,757
892,823	GMO Resources Fund, Class VI (a)	18,026,089
1,225,679	GMO Small Cap Quality Fund, Class VI (a)	28,570,574
4,302,238	GMO U.S. Equity Fund, Class VI (a)	59,542,980
3,567,641	GMO U.S. Opportunistic Value Fund, Class VI (a)	76,989,686
801,893	GMO U.S. Small Cap Value Fund, Class VI (a)	18,018,530

	TOTAL INVESTMENT FUNDS (COST $510,418,398)	585,720,745

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
277,312	State Street Institutional Treasury Money Market Fund – Premier Class, 4.19% (b)	277,312

	TOTAL SHORT-TERM INVESTMENTS (COST $277,312)	277,312

	TOTAL INVESTMENTS — 100.0% (Cost $510,695,710)	585,998,057
	Other Assets and Liabilities (net) — (0.0%)	(218,731)

	TOTAL NET ASSETS — 100.0%	$585,779,326

Notes to Schedule of Investments:

(a)	Affiliated company (Note 10).
(b)	The rate disclosed is the 7 day net yield as of August 31, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 75.

47	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 76.9%

	Argentina — 0.2%
48,500	Vista Energy SAB de CV ADR*	1,890,530
67,866	YPF SA Sponsored ADR*	2,067,877

	Total Argentina	3,958,407

	Australia — 1.5%
141,472	Accent Group Ltd.	131,247
126,828	AMP Ltd.	141,557
11,358	Ansell Ltd.	251,823
9,298	Aristocrat Leisure Ltd. (a)	440,879
113,075	Aurizon Holdings Ltd.	239,465
400,880	BHP Group Ltd. (a)	11,173,714
247,141	BlueScope Steel Ltd.	3,702,592
158,536	Brambles Ltd. (a)	2,686,732
34,753	Dexus – (REIT)	170,533
5,842	Eagers Automotive Ltd.	105,421
391,937	Fortescue Ltd.	4,943,569
391,714	Grange Resources Ltd. (b)	51,266
125,873	Harvey Norman Holdings Ltd. (a)	566,329
157,176	Helia Group Ltd.	569,853
49,194	HomeCo Daily Needs – (REIT)	43,233
33,018	JB Hi-Fi Ltd. (a)	2,524,883
81,457	Nine Entertainment Co. Holdings Ltd. (a)	88,752
167,066	Ramelius Resources Ltd.	351,125
6,418	Rio Tinto Ltd. (a)	484,797
34,044	Santos Ltd.	178,232
79,010	Southern Cross Media Group Ltd. *	41,344
154,510	Sunrise Energy Metals Ltd. * (b)	175,506
54,280	Super Retail Group Ltd.	666,407
14,426	Westpac Banking Corp. (a)	363,377
37,580	Woodside Energy Group Ltd. (a)	647,785

	Total Australia	30,740,421

	Austria — 0.3%
7,867	Erste Group Bank AG	748,824
40,568	OMV AG	2,234,469
4,698	Palfinger AG	202,911
49,675	Raiffeisen Bank International AG	1,650,305
1,869	Strabag SE	171,718
18,603	UNIQA Insurance Group AG	269,586
4,047	Vienna Insurance Group AG Wiener Versicherung Gruppe	209,874

	Total Austria	5,487,687

	Belgium — 0.6%
106,933	Ageas SA	7,534,260
14,011	Barco NV	229,869
10,272	Bekaert SA	461,598
9,542	Econocom Group SA NV	19,962
14,361	KBC Group NV	1,692,778
1,487	Melexis NV (b)	117,728

Shares	Description	Value ($)

	Belgium — continued
152,692	Proximus SADP (b)	1,323,603

	Total Belgium	11,379,798

	Brazil — 0.5%
176,200	Cia de Saneamento de Minas Gerais Copasa MG	971,369
43,500	Cia De Sanena Do Parana	276,716
419,500	Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,175,704
77,500	Pagseguro Digital Ltd. – Class A	694,400
63,700	Petroreconcavo SA	151,911
34,000	PRIO SA *	237,480
113,826	Sao Martinho SA	382,090
149,600	Suzano SA	1,447,204
131,800	Vale SA	1,350,611
369,000	Vibra Energia SA	1,636,113

	Total Brazil	9,323,598

	Canada — 4.2%
58,000	Anaergia, Inc. * (b)	103,470
19,900	ARC Resources Ltd.	382,974
13,000	B2Gold Corp.	53,672
25,800	Bank of Montreal	3,122,075
72,300	Bank of Nova Scotia (c)	4,515,361
37,167	Bank of Nova Scotia (c)	2,321,451
24,900	Canadian Imperial Bank of Commerce	1,923,502
40,800	Canadian Tire Corp. Ltd. – Class A (a)	5,087,560
6,078	Canfor Corp. *	57,622
21,942	Centerra Gold, Inc.	179,266
11,300	CGI, Inc. (a)	1,097,293
3,400	Cogeco Communications, Inc.	159,138
6,187	Cogeco, Inc.	271,564
97,980	Dundee Precious Metals, Inc.	1,816,413
27,800	Empire Co. Ltd. – Class A	1,079,126
17,400	Enerflex Ltd.	175,349
77	Fairfax Financial Holdings Ltd. (a)	132,561
5,800	Finning International, Inc.	240,472
23,700	First Quantum Minerals Ltd. *	415,378
6,600	George Weston Ltd. (a)	425,022
234	Gildan Activewear, Inc.	12,776
22,500	iA Financial Corp., Inc.	2,420,632
53,700	IGM Financial, Inc.	1,925,356
3,000	Imperial Oil Ltd. (a)	272,225
10,963	Interfor Corp. *	101,061
11,554	International Petroleum Corp. *	214,252
127,300	Ivanhoe Mines Ltd. – Class A * (b)	1,125,294
8,600	Kinross Gold Corp. (c)	179,784
6,018	Kinross Gold Corp. (c)	125,776
110,972	Largo, Inc. * (b)	170,092
3,500	Linamar Corp.	191,088
72,705	Magna International, Inc. (c)	3,337,160
31,000	Magna International, Inc. (c)	1,422,973
202,839	Manulife Financial Corp. (a) (c)	6,240,178

See accompanying notes to the financial statements.	48

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Canada — continued
96,064	Manulife Financial Corp. (a) (c)	2,953,968
2,000	Metro, Inc. (a)	143,357
3,100	National Bank of Canada	325,857
208,300	NexGen Energy Ltd. * (b)	1,639,584
50,142	Nutrien Ltd. (c)	2,889,182
1,800	Nutrien Ltd. (a) (c)	103,739
3,000	Onex Corp.	256,672
136,890	Open Text Corp. (a) (b) (c)	4,526,952
27,600	Open Text Corp. (a) (c)	912,799
35,400	Parex Resources, Inc.	445,931
210,856	Power Corp. of Canada	8,924,935
2,800	Precision Drilling Corp. *	162,085
72,700	Quebecor, Inc. – Class B	2,209,030
7,100	Russel Metals, Inc.	215,065
6,000	Spin Master Corp.	98,780
56,700	Sun Life Financial, Inc. (a) (b) (c)	3,311,955
9,308	Sun Life Financial, Inc. (a) (c)	543,866
63,500	Tamarack Valley Energy Ltd.	249,219
8,588	Torex Gold Resources, Inc. *	286,465
132,000	Toronto-Dominion Bank (c)	9,911,414
12,431	Toronto-Dominion Bank (b) (c)	934,065
18,000	Transcontinental, Inc. – Class A	266,851
13,900	Vermilion Energy, Inc.	104,945
2,643	Wajax Corp.	45,803
19,000	West Fraser Timber Co. Ltd. (c)	1,384,032
13,759	West Fraser Timber Co. Ltd. (c)	1,003,169
66,400	Whitecap Resources, Inc. (b)	499,928

	Total Canada	85,647,564

	China — 2.3%
90,800	Alibaba Group Holding Ltd.	1,503,436
2,128	Alibaba Group Holding Ltd. Sponsored ADR (a)	287,280
810,000	AviChina Industry & Technology Co. Ltd. – Class H	460,351
927,000	BAIC Motor Corp. Ltd. – Class H *	244,548
232,871	Bank of Communications Co. Ltd. – Class H	201,915
116,500	Beijing Enterprises Holdings Ltd.	485,119
3,180,000	China Communications Services Corp. Ltd. – Class H	1,896,660
168,000	China Conch Venture Holdings Ltd.	223,260
2,289,000	China Construction Bank Corp. – Class H	2,215,299
1,946,000	China Feihe Ltd.	1,101,429
3,659,000	China Greenfresh Group Co. Ltd. * (d)	—
1,109,500	China Hongqiao Group Ltd. (b)	3,651,984
210,000	China Lesso Group Holdings Ltd.	130,432
110,000	China Medical System Holdings Ltd.	184,720
366,000	China National Building Material Co. Ltd. – Class H	265,942
1,658,000	China Railway Group Ltd. – Class H	843,398
4,394,000	China Reinsurance Group Corp. – Class H	968,126
166,000	China Resources Pharmaceutical Group Ltd.	104,135

Shares	Description	Value ($)

	China — continued
4,237,600	China Zhongwang Holdings Ltd. * (b) (d)	—
1,315,158	CITIC Ltd.	1,888,077
923,000	Consun Pharmaceutical Group Ltd.	1,768,459
4,006,000	CSPC Pharmaceutical Group Ltd.	5,207,565
144,300	ENN Energy Holdings Ltd.	1,167,978
380,000	Fufeng Group Ltd.	454,621
92,000	Geely Automobile Holdings Ltd.	232,055
117,100	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. – Class A	317,007
274,000	Kunlun Energy Co. Ltd.	255,056
222,000	Legend Holdings Corp. – Class H *	334,921
118,000	Lonking Holdings Ltd.	41,026
22,800	NetEase, Inc.	625,194
100	NetEase, Inc. ADR (a)	13,619
182,000	Orient Overseas International Ltd.	3,189,087
342,000	PICC Property & Casualty Co. Ltd. – Class H	826,535
155,600	Shandong Weigao Group Medical Polymer Co. Ltd. – Class H	117,578
41,000	Shanghai Industrial Holdings Ltd.	76,179
1,028,000	Sino Biopharmaceutical Ltd.	1,078,337
835,000	Sinopec Engineering Group Co. Ltd. – Class H	747,407
137,600	Sinopharm Group Co. Ltd. – Class H	331,593
104,200	Tencent Holdings Ltd.	8,069,712
151,700	Vipshop Holdings Ltd. ADR (a)	2,539,458
76,700	Weibo Corp. Sponsored ADR (a)	878,982
96,900	Western Mining Co. Ltd. – Class A	253,709
196,000	Zhongsheng Group Holdings Ltd.	406,642

	Total China	45,588,831

	Colombia — 0.0%
4,461	Corp. Financiera Colombiana SA *	20,299

	Czech Republic — 0.0%
218	Philip Morris CR AS	186,673

	Denmark — 0.6%
663	AP Moller - Maersk AS – Class A (a)	1,362,947
1,857	AP Moller - Maersk AS – Class B (a)	3,826,404
11,122	Danske Bank AS	457,762
13,546	Genmab AS *	3,380,933
35,952	H Lundbeck AS	227,498
3,998	Matas AS	83,610
41,014	Rockwool AS – B Shares	1,550,055
72,676	Vestas Wind Systems AS	1,446,794

	Total Denmark	12,336,003

	Finland — 0.4%
10,210	Kemira OYJ	236,042
120,811	Neste OYJ	2,220,326
1,072,528	Nokia OYJ	4,617,168
14,030	Outokumpu OYJ	57,723
2,141	Sanoma OYJ (a)	26,864

49	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Finland — continued
33,298	Valmet OYJ	1,157,358

	Total Finland	8,315,481

	France — 2.5%
2,983	Amundi SA	220,503
27,742	Aperam SA	842,236
92,291	ArcelorMittal SA	3,074,656
868	Arkema SA	61,586
49,276	AXA SA (a)	2,295,160
67,042	BNP Paribas SA	6,024,710
1,614	Bouygues SA	69,213
40,000	Carrefour SA (a)	579,114
35,171	Cie de Saint-Gobain SA (a)	3,797,031
2,894	Cie Generale des Etablissements Michelin SCA (a)	104,802
23,831	Coface SA	448,793
23,915	Credit Agricole SA	437,453
15,907	Derichebourg SA	111,341
13,664	Eiffage SA	1,719,553
3,210	Ipsen SA	436,421
10,801	IPSOS SA (a)	448,777
1,532	Legrand SA (a)	233,302
1,650	Mersen SA	46,829
14,110	Metropole Television SA (a)	217,369
64,466	Orange SA (a)	1,050,742
14,281	Quadient SA	267,182
36,900	Renault SA	1,452,225
16,163	Rexel SA	523,296
26,393	Rubis SCA (a)	873,831
73,443	Sanofi SA	7,286,423
912	Schneider Electric SE (a)	224,066
3,352	Societe BIC SA	209,472
34,221	Societe Generale SA	2,111,738
7,466	STMicroelectronics NV	203,252
107,718	STMicroelectronics NV - NY Shares (b)	2,907,309
4,807	Technip Energies NV	222,174
17,284	Teleperformance SE (a)	1,333,616
52,409	Television Francaise 1 SA (a)	517,433
131,324	TotalEnergies SE (a) (c)	8,244,658
1,951	TotalEnergies SE (c)	122,173
100,269	Valeo SE	1,216,856
26,409	Veolia Environnement SA (a)	872,177
1,784	Vinci SA (a)	241,966

	Total France	51,049,438

	Germany — 1.9%
1,754	Allianz SE (Registered) (a)	741,561
272	Amadeus Fire AG	19,224
73,159	Bayer AG (Registered)	2,406,972
37,548	Bayerische Motoren Werke AG	3,928,287
23,099	Continental AG	2,025,438
52,823	Daimler Truck Holding AG (a)	2,484,734
196,327	Deutsche Bank AG (Registered) (a)	6,898,172

Shares	Description	Value ($)

	Germany — continued
49,582	Deutsche Post AG (a)	2,259,833
5,021	Deutsche Telekom AG (a)	183,743
354	Draegerwerk AG & Co. KGaA	22,977
5,560	DWS Group GmbH & Co. KGaA	345,308
152,952	E.ON SE (a)	2,727,340
21,232	Fresenius Medical Care AG	1,094,482
11,000	Heidelberg Materials AG	2,602,031
5,589	Henkel AG & Co. KGaA	429,541
502	Hornbach Holding AG & Co. KGaA	61,101
5,952	Kloeckner & Co. SE	41,038
86,652	Mercedes-Benz Group AG	5,423,098
28,224	ProSiebenSat.1 Media SE (a)	278,251
4,098	RTL Group SA	168,928
6,338	Salzgitter AG	165,301
14,715	Siemens AG (Registered) (a)	4,079,075
1,524	Sixt SE	150,756
4,154	Wacker Neuson SE	122,009
792	Wuestenrot & Wuerttembergische AG	12,939

	Total Germany	38,672,139

	Greece — 0.0%
31,565	Eurobank Ergasias Services & Holdings SA	116,003

	Hong Kong — 1.0%
83,000	Bank of East Asia Ltd.	136,887
168,000	BOC Hong Kong Holdings Ltd.	762,741
65,000	Chow Sang Sang Holdings International Ltd.	112,036
833,000	CITIC Telecom International Holdings Ltd.	276,072
414,500	CK Asset Holdings Ltd.	1,961,206
827,500	CK Hutchison Holdings Ltd.	5,474,902
74,000	Dah Sing Banking Group Ltd.	99,440
44,800	Dah Sing Financial Holdings Ltd.	203,813
500,000	E-Commodities Holdings Ltd.	53,958
284,000	First Pacific Co. Ltd.	243,407
230,000	Giordano International Ltd.	46,033
78,000	Health & Happiness H&H International Holdings Ltd. (b)	147,699
371,000	HKT Trust & HKT Ltd. – Class SS	562,770
580,000	IGG, Inc.	353,318
146,500	Johnson Electric Holdings Ltd.	538,291
162,002	K Wah International Holdings Ltd.	46,039
24,000	KLN Logistics Group Ltd.	24,730
34,000	Luk Fook Holdings International Ltd.	106,182
443,000	Pacific Basin Shipping Ltd.	124,480
250,000	PAX Global Technology Ltd.	208,337
121,000	SITC International Holdings Co. Ltd.	427,312
39,500	SmarTone Telecommunications Holdings Ltd.	23,672
39,500	Stella International Holdings Ltd.	85,446
127,500	Sun Hung Kai Properties Ltd. (a)	1,506,079
14,500	Swire Pacific Ltd. – Class A	124,289
3,000	Techtronic Industries Co. Ltd.	38,797
105,500	Texhong International Group Ltd.	63,623

See accompanying notes to the financial statements.	50

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — continued
4,316,000	United Energy Group Ltd.	303,923
484,000	VSTECS Holdings Ltd.	678,765
74,200	VTech Holdings Ltd.	599,419
4,608,500	WH Group Ltd.	4,952,295

	Total Hong Kong	20,285,961

	Hungary — 0.6%
193,099	Magyar Telekom Telecommunications PLC	1,097,000
161,124	MOL Hungarian Oil & Gas PLC	1,386,630
85,909	OTP Bank Nyrt	7,493,346
47,081	Richter Gedeon Nyrt	1,428,123

	Total Hungary	11,405,099

	India — 1.5%
24,810	Ashapura Minechem Ltd. *	145,023
100,130	Aurobindo Pharma Ltd.	1,165,625
151,144	Bajaj Finance Ltd.	1,507,625
181,635	Bharat Electronics Ltd.	761,105
396,531	Bharat Petroleum Corp. Ltd.	1,387,930
102,260	Brightcom Group Ltd. *	18,940
16,166	Chambal Fertilisers & Chemicals Ltd.	99,356
418	Cholamandalam Financial Holdings Ltd.	8,168
154,924	Cipla Ltd.	2,788,324
13,297	Dhampur Bio Organics Ltd.	12,715
104,191	Dr. Reddy’s Laboratories Ltd.	1,484,739
94,555	Dr. Reddy’s Laboratories Ltd. ADR	1,342,681
467,390	GAIL India Ltd.	918,528
21,327	GHCL Ltd.	133,024
80,487	Glenmark Pharmaceuticals Ltd.	1,751,177
5,233	Hero MotoCorp Ltd.	303,057
298,970	Hindalco Industries Ltd.	2,389,348
7,760	Hindustan Aeronautics Ltd.	382,473
48,717	Hindustan Petroleum Corp. Ltd.	208,136
30,721	ICICI Bank Ltd.	486,213
83,547	Indian Oil Corp. Ltd.	129,720
1,906	KRBL Ltd.	9,313
6,556	LIC Housing Finance Ltd.	41,281
26,732	Lupin Ltd.	576,414
854,079	Manappuram Finance Ltd.	2,534,159
52,376	Muthoot Finance Ltd.	1,569,133
777,581	NMDC Ltd.	607,859
1,134,153	Oil & Natural Gas Corp. Ltd.	3,001,406
70,055	Power Finance Corp. Ltd.	301,690
37,991	Sammaan Capital Ltd.	53,487
251,844	Shriram Finance Ltd.	1,663,389
43,704	Siyaram Silk Mills Ltd.	305,017
36,229	UPL Ltd.	293,051
404	Vadilal Industries Ltd.	23,242
83,862	Wipro Ltd.	237,016
77,432	Zydus Lifesciences Ltd.	864,127

	Total India	29,504,491

Shares	Description	Value ($)

	Indonesia — 1.0%
16,092,400	Aneka Tambang Tbk. PT	2,982,837
18,243,200	Astra International Tbk. PT	6,086,184
900,900	Astra Otoparts Tbk. PT	132,738
572,200	Bank Negara Indonesia Persero Tbk. PT	151,911
370,200	Bank OCBC Nisp Tbk. PT	30,636
1,980,300	Bank Pembangunan Daerah Jawa Timur Tbk. PT	61,795
7,329,700	Dharma Satya Nusantara Tbk. PT	722,304
856,000	Energi Mega Persada Tbk. PT *	28,744
14,884,600	Erajaya Swasembada Tbk. PT	397,255
50,900	Gudang Garam Tbk. PT	26,325
163,000	Hanjaya Mandala Sampoerna Tbk. PT	5,194
96,500	Indocement Tunggal Prakarsa Tbk. PT	40,973
6,997,100	Indofood Sukses Makmur Tbk. PT	3,162,341
6,733,900	Japfa Comfeed Indonesia Tbk. PT	669,232
964,800	Lippo Karawaci Tbk. PT *	6,088
55,900	Pabrik Kertas Tjiwi Kimia Tbk. PT	24,371
22,743,400	Panin Financial Tbk. PT *	358,400
12,888,800	Perusahaan Gas Negara Tbk. PT	1,336,526
8,581,100	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	699,859
4,003,800	Saratoga Investama Sedaya Tbk. PT	449,870
16,841,300	Surya Citra Media Tbk. PT	324,615
7,029,900	Telkom Indonesia Persero Tbk. PT	1,344,703
10,600	Telkom Indonesia Persero Tbk. PT ADR	205,534
1,213,000	Tempo Scan Pacific Tbk. PT	167,692
12,538,500	Triputra Agro Persada PT	1,080,615

	Total Indonesia	20,496,742

	Ireland — 0.0%
10,606	AIB Group PLC	86,172
33,133	Origin Enterprises PLC	147,168
24,839	Permanent TSB Group Holdings PLC *	67,687

	Total Ireland	301,027

	Israel — 0.6%
228,682	Bank Hapoalim BM	4,469,317
187,472	Bank Leumi Le-Israel BM	3,602,658
2,073	Check Point Software Technologies Ltd. *	400,379
1,197	Delek Group Ltd.	264,110
48,358	ICL Group Ltd.	314,336
85,613	Israel Discount Bank Ltd. – Class A	848,137
3,894	Mizrahi Tefahot Bank Ltd.	254,305
13,936	Nice Ltd. Sponsored ADR* (a)	1,969,854
577	Nice Ltd. *	81,337
272,772	Oil Refineries Ltd.	67,601

	Total Israel	12,272,034

	Italy — 1.6%
13,609	Arnoldo Mondadori Editore SpA (a)	33,052
32,666	Banca IFIS SpA	883,097
121,441	Banco BPM SpA	1,666,062
71,384	BPER Banca SpA	741,470

51	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Italy — continued
41,038	Credito Emiliano SpA	645,225
10,553	Esprinet SpA (b)	56,116
30,490	Generali (a)	1,190,240
30,931	Hera SpA (a)	132,946
476,762	Intesa Sanpaolo SpA	3,001,479
176,312	Iren SpA (a)	532,647
207,249	Italgas SpA (a)	1,862,870
13,846	Iveco Group NV	297,715
67,502	Leonardo SpA	3,834,679
105,201	MFE-MediaForEurope NV – Class A (a)	383,246
23,898	MFE-MediaForEurope NV – Class B (a)	127,088
24,676	OVS SpA	118,991
431,429	Stellantis NV (a)	4,131,059
5,596,701	Telecom Italia SpA *	2,684,134
46,502	Tenaris SA	842,416
34,620	Tenaris SA ADR	1,252,898
333,797	Unipol Assicurazioni SpA	6,974,030

	Total Italy	31,391,460

	Japan — 18.8%
120,300	AGC, Inc.	3,772,275
12,000	Aichi Corp.	107,297
31,000	Air Water, Inc.	538,947
73,800	Amano Corp.	2,108,191
27,600	Anritsu Corp.	323,875
4,300	AOKI Holdings, Inc.	52,103
12,500	Arata Corp.	258,284
2,400	Artience Co. Ltd.	49,792
49,700	Asahi Group Holdings Ltd.	624,567
56,200	Asahi Kasei Corp.	458,624
20,400	Asahi Yukizai Corp.	617,009
13,600	Axial Retailing, Inc.	106,376
115,900	Bandai Namco Holdings, Inc.	3,984,884
8,000	Bando Chemical Industries Ltd.	108,191
47,600	Bridgestone Corp. (a)	2,150,350
196,400	Brother Industries Ltd.	3,309,497
1,600	Buffalo, Inc.	39,964
14,700	Bunka Shutter Co. Ltd.	259,127
5,600	Canon Electronics, Inc.	99,055
40,400	Canon Marketing Japan, Inc.	1,566,098
31,700	Canon, Inc.	927,701
4,100	Central Glass Co. Ltd.	93,448
2,900	Chiyoda Integre Co. Ltd.	61,873
240,100	Credit Saison Co. Ltd.	6,097,045
119,900	Dai Nippon Printing Co. Ltd. (a)	2,008,279
12,300	Dai Nippon Toryo Co. Ltd.	106,850
176,600	Daicel Corp.	1,625,331
8,000	Dai-Dan Co. Ltd.	311,726
14,300	Daido Steel Co. Ltd.	122,343
5,300	Daiichi Jitsugyo Co. Ltd.	97,093
7,100	Daito Trust Construction Co. Ltd.	755,524
72,800	Daiwa House Industry Co. Ltd.	2,572,221
222,500	Daiwabo Holdings Co. Ltd.	4,717,442

Shares	Description	Value ($)

	Japan — continued
182,300	Denka Co. Ltd.	2,757,061
17,100	Denso Corp. (a)	245,035
7,100	EDION Corp.	97,602
48,300	en Japan, Inc.	576,520
130,500	EXEO Group, Inc.	1,925,120
6,000	FCC Co. Ltd.	127,515
61,400	Ferrotec Corp.	1,604,818
182,300	Fuji Corp.	3,393,390
28,800	Fuji Electric Co. Ltd.	1,813,579
135,800	FUJIFILM Holdings Corp.	3,217,206
58,300	Fujitsu Ltd. (a)	1,402,942
300	Fukuda Denshi Co. Ltd.	13,711
1,900	G-7 Holdings, Inc.	17,305
52,300	Glory Ltd.	1,355,939
9,600	GS Yuasa Corp.	215,199
387,600	H.U. Group Holdings, Inc.	9,638,911
56,300	Hitachi Construction Machinery Co. Ltd.	1,730,793
64,900	Hitachi Ltd. (a)	1,748,627
137,400	Hogy Medical Co. Ltd.	4,932,109
351,900	Honda Motor Co. Ltd. (a)	3,900,802
93,060	Honda Motor Co. Ltd. Sponsored ADR	3,108,204
22,200	Horiba Ltd.	1,648,399
1,000	Hosiden Corp.	15,532
39,000	Idemitsu Kosan Co. Ltd.	258,736
50,700	IDOM, Inc.	344,607
79,300	Inabata & Co. Ltd.	1,857,837
481,100	Inpex Corp.	8,174,928
453,600	Isuzu Motors Ltd.	5,941,533
18,300	ITOCHU Corp. (a)	1,033,744
14,800	Itochu Enex Co. Ltd.	194,133
1,300	Itochu-Shokuhin Co. Ltd.	88,657
21,300	Iwatani Corp.	232,096
77,400	Japan Petroleum Exploration Co. Ltd.	634,912
42,800	Japan Post Holdings Co. Ltd. (a)	436,748
61,900	Japan Post Insurance Co. Ltd.	1,733,133
7,300	Jeol Ltd.	228,353
400	Justsystems Corp. (a)	12,506
103,400	Kaga Electronics Co. Ltd.	2,417,816
9,500	Kajima Corp.	282,496
7,600	Kamei Corp.	145,566
23,900	Kandenko Co. Ltd.	644,113
22,100	Kaneka Corp.	646,417
356,900	Kanematsu Corp.	7,511,536
2,200	Kato Sangyo Co. Ltd.	85,648
255,100	Kawasaki Kisen Kaisha Ltd. (b)	3,898,483
105,400	KDDI Corp. (a)	1,821,661
404,500	Kirin Holdings Co. Ltd.	5,871,955
41,700	Kitz Corp.	423,403
33,500	Kohnan Shoji Co. Ltd. (b)	904,862
115,300	Komatsu Ltd. (a)	3,903,406
9,845	Komeri Co. Ltd.	222,203
12,700	Konami Group Corp. (a)	1,915,647
2,500	Konishi Co. Ltd.	21,924
264,800	Kubota Corp.	3,061,632

See accompanying notes to the financial statements.	52

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
210,600	Kumiai Chemical Industry Co. Ltd.	1,198,863
46,400	Kyudenko Corp.	2,233,268
240,300	LY Corp. (a)	760,785
106,500	Macnica Holdings, Inc.	1,448,916
6,300	Marubeni Corp. (a)	142,980
68,800	Maruha Nichiro Corp.	1,537,071
99,200	Maruichi Steel Tube Ltd.	2,555,129
4,900	Maruzen Showa Unyu Co. Ltd.	241,644
9,200	Matsuda Sangyo Co. Ltd.	238,636
5,500	MatsukiyoCocokara & Co.	113,609
372,600	Maxell Ltd.	5,205,180
61,100	Mazda Motor Corp.	407,650
73,200	MCJ Co. Ltd.	705,952
297,700	Mitsubishi Electric Corp. (a)	7,107,000
3,500	Mitsubishi Research Institute, Inc. (a)	113,516
157,400	Mitsui & Co. Ltd. (a)	3,623,565
53,100	Mitsui Mining & Smelting Co. Ltd.	3,744,097
172,700	Mitsui OSK Lines Ltd. (b)	5,541,808
13,900	MIXI, Inc. (a)	308,042
218,300	Mizuno Corp.	3,807,499
10,500	Modec, Inc.	561,390
145,900	Morinaga & Co. Ltd.	2,647,578
213,200	NEC Corp. (a)	6,492,091
112,100	NGK Insulators Ltd.	1,769,372
136,300	NH Foods Ltd.	5,150,164
4,000	Nichias Corp.	154,000
6,600	Nichiha Corp.	129,823
6,100	Nichireki Group Co. Ltd.	115,690
36,100	Nippn Corp.	557,267
23,300	Nippon Kayaku Co. Ltd.	225,771
68,400	Nippon Shinyaku Co. Ltd.	1,448,867
3,700	Nippon Steel Corp.	77,933
43,400	Nippon Television Holdings, Inc. (a)	1,136,166
242,300	Nippon Yusen KK	8,734,273
989,400	Nissan Motor Co. Ltd. * (b)	2,218,999
3,600	Nisshin Oillio Group Ltd.	126,511
39,700	Niterra Co. Ltd.	1,414,132
4,200	Nittetsu Mining Co. Ltd.	240,421
48,200	Nitto Denko Corp.	1,084,916
108,100	Nojima Corp.	2,427,072
265,800	Nomura Real Estate Holdings, Inc.	1,642,324
6,200	Noritake Co. Ltd.	189,089
2,200	Noritsu Koki Co. Ltd.	24,905
2,600	NS United Kaiun Kaisha Ltd.	87,575
3,876,300	NTT, Inc. (a)	4,099,865
1,100	Obara Group, Inc.	31,470
95,100	Okamura Corp.	1,536,192
9,100	Oki Electric Industry Co. Ltd.	94,385
327,000	Ono Pharmaceutical Co. Ltd.	3,683,078
2,300	Open House Group Co. Ltd.	117,534
5,900	Optex Group Co. Ltd.	76,956
68,700	ORIX Corp. (a)	1,774,383
282,500	Pacific Industrial Co. Ltd.	4,377,501
500	PALTAC Corp.	15,346

Shares	Description	Value ($)

	Japan — continued
667,800	Panasonic Holdings Corp. (a)	6,759,657
488,000	Penta-Ocean Construction Co. Ltd.	3,522,477
3,200	Pilot Corp.	97,907
7,600	Raito Kogyo Co. Ltd.	170,264
56,200	Recruit Holdings Co. Ltd. (a)	3,215,948
164,400	Renesas Electronics Corp.	1,918,983
22,500	Rengo Co. Ltd.	140,367
45,500	Rohto Pharmaceutical Co. Ltd.	774,897
1,400	RS Technologies Co. Ltd.	34,163
4,600	S Foods, Inc. (b)	84,250
15,000	Sakai Moving Service Co. Ltd.	296,932
60,400	Sakata INX Corp.	919,594
88,600	San-Ai Obbli Co. Ltd.	1,250,402
800	Sankyo Co. Ltd.	16,104
94,300	Sankyu, Inc.	5,239,308
67,100	Sanwa Holdings Corp.	2,160,334
25,900	SCSK Corp. (a)	825,023
233,100	Sega Sammy Holdings, Inc.	4,849,806
55,700	Seiko Epson Corp.	708,307
290,900	Sekisui Chemical Co. Ltd.	5,520,788
175,300	Sekisui House Ltd.	3,944,996
5,000	Sekisui Jushi Corp.	73,904
1,000	Shibuya Corp.	24,096
1,400	Shimamura Co. Ltd. (a)	103,348
27,200	Shinagawa Refractories Co. Ltd.	356,249
6,700	Shin-Etsu Polymer Co. Ltd.	84,546
20,900	Shinnihon Corp.	266,787
365,600	Shionogi & Co. Ltd.	6,324,044
224,300	Ship Healthcare Holdings, Inc.	3,389,924
17,900	Shizuoka Gas Co. Ltd. (a)	136,950
1,600	Sinanen Holdings Co. Ltd.	71,109
18,500	Sojitz Corp.	487,358
49,400	Sony Group Corp. (a)	1,350,158
192,100	Stanley Electric Co. Ltd.	3,890,726
47,300	Starts Corp., Inc.	1,597,915
140,900	Subaru Corp.	2,763,944
229,500	SUMCO Corp.	1,909,485
71,700	Sumitomo Corp. (a)	2,007,987
143,700	Sumitomo Electric Industries Ltd.	4,024,888
404,800	Sumitomo Forestry Co. Ltd.	4,590,952
220,800	Sumitomo Mitsui Financial Group, Inc.	6,013,614
167,600	Sumitomo Mitsui Trust Group, Inc.	4,769,725
64,600	Suntory Beverage & Food Ltd.	1,999,795
10,800	Suzuken Co. Ltd.	427,134
155,600	T&D Holdings, Inc.	4,028,456
15,600	TDK Corp.	201,447
102,100	THK Co. Ltd.	2,746,095
30,500	TIS, Inc. (a)	1,015,423
5,000	Toa Corp.	73,240
475,600	Tokai Carbon Co. Ltd.	3,265,729
1,000	Token Corp.	96,254
20,300	Tokyo Gas Co. Ltd. (a)	775,560
87,600	Tokyo Steel Manufacturing Co. Ltd.	985,397
5,200	Tokyo Tatemono Co. Ltd.	97,747

53	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
199,700	Tosei Corp.	4,311,286
106,200	Tosoh Corp.	1,674,181
207,800	TOTO Ltd.	5,365,971
198,300	Towa Corp. (b)	2,309,593
4,600	Towa Pharmaceutical Co. Ltd. (b)	90,214
16,300	Toyo Tire Corp.	414,116
54,000	Toyoda Gosei Co. Ltd.	1,307,271
100	Toyota Boshoku Corp.	1,631
222,500	Toyota Tsusho Corp. (a)	5,921,924
8,900	TV Asahi Holdings Corp. (a)	186,869
5,500	Unipres Corp.	43,534
90,700	Valqua Ltd.	2,344,508
4,100	Wacoal Holdings Corp.	151,795
3,000	Warabeya Nichiyo Holdings Co. Ltd.	57,407
62,300	YAMABIKO Corp.	978,658
332,300	Yamaha Corp.	2,186,443
876,600	Yamaha Motor Co. Ltd.	6,352,870
23,300	Yamazen Corp.	216,518
27,200	Yellow Hat Ltd.	305,832
119,500	Yokogawa Bridge Holdings Corp.	2,251,371
55,400	Yokohama Rubber Co. Ltd.	2,038,471
14,200	Yuasa Trading Co. Ltd.	473,108
121,900	Zenkoku Hosho Co. Ltd.	2,787,644

	Total Japan	380,138,349

	Kuwait — 0.0%
10,153	A’ayan Leasing & Investment Co. KSCP	6,339
362,287	Noor Financial Investment Co. KSC	527,826

	Total Kuwait	534,165

	Mexico — 0.4%
45,936	Arca Continental SAB de CV	469,365
123,759	Cemex SAB de CV Sponsored ADR	1,124,969
1,136,700	Credito Real SAB de CV SOFOM ER * (d)	—
83,974	El Puerto de Liverpool SAB de CV – Class C1	415,180
234,400	Genomma Lab Internacional SAB de CV – Class B	280,308
782,187	Gentera SAB de CV	1,917,698
411,070	Grupo Financiero Banorte SAB de CV – Class O	3,744,328
62,900	Grupo Mexico SAB de CV – Series B	412,593
19,685	Unifin Financiera SAB de CV * (d)	—

	Total Mexico	8,364,441

	Netherlands — 1.8%
47,950	ABN AMRO Bank NV	1,383,053
1,857	Akzo Nobel NV	128,365
9,661	Brunel International NV (b)	97,751
58,758	EXOR NV	5,888,471
185,536	ING Groep NV	4,429,666
75,411	JDE Peet’s NV	2,761,653
95,709	Koninklijke Ahold Delhaize NV	3,835,327

Shares	Description	Value ($)

	Netherlands — continued
79,133	Koninklijke BAM Groep NV	705,369
237,862	Koninklijke KPN NV	1,135,114
118,264	NN Group NV	8,140,358
76,350	Prosus NV	4,722,970
9,707	Randstad NV	459,184
20,895	SBM Offshore NV	571,258
99,957	Signify NV	2,639,586

	Total Netherlands	36,898,125

	New Zealand — 0.0%
106,452	Meridian Energy Ltd. (a) (b)	358,399

	Norway — 0.9%
29,268	Aker BP ASA	740,421
115,758	Aker Solutions ASA	358,681
45,448	Austevoll Seafood ASA	421,565
8,214	Bakkafrost P/F	356,817
4,703	BW LPG Ltd.	73,405
1,113	DNB Bank ASA	29,326
22,582	DOF Group ASA	220,307
151,723	Elkem ASA	386,283
311,749	Equinor ASA	7,693,601
58,949	Europris ASA	570,315
90,051	Hoegh Autoliners ASA	1,034,901
14,249	Odfjell Drilling Ltd.	114,980
291,850	Orkla ASA	3,263,208
10,505	Stolt-Nielsen Ltd.	341,492
76,128	Storebrand ASA	1,171,372
17,149	TGS ASA	131,110
68,707	Wallenius Wilhelmsen ASA	642,971
33,702	Yara International ASA	1,226,878

	Total Norway	18,777,633

	Pakistan — 0.0%
192,017	Oil & Gas Development Co. Ltd.	180,356

	Philippines — 0.0%
34,030	China Banking Corp.	39,902
943,700	LT Group, Inc.	231,531
103,700	Manila Water Co., Inc.	76,224
2,693,024	Megaworld Corp.	97,160
62,200	Puregold Price Club, Inc.	44,915
32,700	Robinsons Retail Holdings, Inc.	20,277
375,100	Synergy Grid & Development Phils, Inc. *	98,445

	Total Philippines	608,454

	Poland — 0.2%
126,086	ORLEN SA	2,694,337
184,913	PGE Polska Grupa Energetyczna SA *	576,308
23,362	Powszechny Zaklad Ubezpieczen SA	388,821

	Total Poland	3,659,466

See accompanying notes to the financial statements.	54

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

Portugal — 0.3%
1,056,988	Banco Comercial Portugues SA – Class R	895,357
123,728	Galp Energia SGPS SA	2,404,992
147,446	Navigator Co. SA (b)	572,127
60,601	NOS SGPS SA	276,958
136,244	REN - Redes Energeticas Nacionais SGPS SA	476,595
478,860	Sonae SGPS SA	716,029

	Total Portugal	5,342,058

Qatar — 0.1%
242,496	Qatar National Bank QPSC	1,264,003

Russia — 0.0%
10,221,010	Alrosa PJSC (d) (e)	—
376,870,000	Federal Grid Co-Rosseti PJSC * (d) (e)	—
415,363	Gazprom Neft PJSC (d) (e)	—
4,924,596	Gazprom PJSC * (d) (e)	—
1,279,700	GMK Norilskiy Nickel PAO * (d) (e)	—
18,204,300	Inter RAO UES PJSC * (d) (e)	—
88,304	LSR Group PJSC * (d) (e)	—
4	LSR Group PJSC GDR * (d) (e)	—
192,855	LUKOIL PJSC * (d) (e)	—
5,760,219	Magnitogorsk Iron & Steel Works PJSC (d) (e)	—
71,800	Mechel PJSC * (d) (e)	—
1,472,470	Moscow Exchange MICEX-RTS PJSC * (d) (e)	—
7,545,000	Mosenergo PJSC * (d) (e)	—
191,960	Novatek PJSC (d) (e)	—
3,493,400	Novolipetsk Steel PJSC * (d) (e)	—
6,115	PhosAgro PJSC (d) (e)	—
118	PhosAgro PJSC GDR * (d) (e)	—
255,520	Polyus PJSC * (d) (e)	—
1	Polyus PJSC GDR * (d) (e)	—
49,974,140	RusHydro PJSC * (d) (e)	—
8,073,970	Sberbank of Russia PJSC * (d) (e)	—
7,395	Severstal PAO (d) (e)	—
261,549	Severstal PAO GDR (Registered) * (d) (e)	—
29,090	SFI PJSC * (d) (e)	—
27,770,670	Surgutneftegas PAO * (d) (e)	—
986,916	Tatneft PJSC (d) (e)	—
725,480	Unipro PAO * (d) (e)	—
55,470	United Co. RUSAL International PJSC * (d) (e)	—
150,462	VTB Bank PJSC * (d) (e)	—

	Total Russia	—

Saudi Arabia — 0.2%
15,725	Arab National Bank	98,327
12,324	Etihad Etisalat Co.	210,180
114,867	Riyad Bank	793,465
57,203	Saudi Awwal Bank	459,098
176,833	Saudi National Bank	1,638,948

Shares	Description	Value ($)

	Saudi Arabia — continued
121,020	Saudi Telecom Co.	1,353,835

	Total Saudi Arabia	4,553,853

	Singapore — 0.7%
92,400	Bumitama Agri Ltd.	85,680
885,400	ComfortDelGro Corp. Ltd.	1,000,303
28,406	DBS Group Holdings Ltd.	1,118,142
122,400	First Real Estate Investment Trust – (REIT)	26,208
188,800	First Resources Ltd.	251,570
1,061,400	Golden Agri-Resources Ltd.	231,860
302,600	Oversea-Chinese Banking Corp. Ltd.	3,945,743
55,900	Sheng Siong Group Ltd.	88,439
106,800	StarHub Ltd.	93,196
52,300	United Overseas Bank Ltd.	1,432,322
35,100	Venture Corp. Ltd.	371,456
58,100	Wilmar International Ltd.	133,528
733,500	Yangzijiang Financial Holding Ltd.	600,102
2,261,377	Yangzijiang Shipbuilding Holdings Ltd.	5,123,856
142,000	Yanlord Land Group Ltd. *	78,484

	Total Singapore	14,580,889

	South Africa — 0.1%
9,578	African Rainbow Minerals Ltd.	99,412
1,500,583	Old Mutual Ltd.	1,180,875
23,738	Sanlam Ltd.	122,381

	Total South Africa	1,402,668

	South Korea — 2.6%
5,380	Coway Co. Ltd.	401,653
47,732	Doosan Bobcat, Inc.	1,823,481
35,518	Hana Financial Group, Inc.	2,093,838
23,202	Hankook Tire & Technology Co. Ltd.	668,816
61,393	HMM Co. Ltd.	975,063
35,853	Hyundai Glovis Co. Ltd.	4,741,528
108	Hyundai Home Shopping Network Corp.	4,318
47,319	Hyundai Mobis Co. Ltd.	10,805,804
9,707	Hyundai Motor Co.	1,528,153
8,621	KB Financial Group, Inc. ADR	678,128
275	KB Financial Group, Inc.	21,479
99,397	Kia Corp.	7,520,721
41,338	KT&G Corp.	3,998,367
14,841	LG Corp.	793,529
35,990	LG Electronics, Inc.	1,907,064
783	LG Innotek Co. Ltd.	94,632
5,967	LX Holdings Corp.	33,796
7,908	POSCO Holdings, Inc. Sponsored ADR	407,974
42,467	Samsung E&A Co. Ltd.	885,576
129,900	Samsung Electronics Co. Ltd.	6,489,777
246	Samsung Electronics Co. Ltd. GDR (a)	304,268
21,164	Shinhan Financial Group Co. Ltd.	991,710
14,930	SK Square Co. Ltd. *	1,583,439
171,760	Woori Financial Group, Inc.	3,064,121

55	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued
8,667	Youngone Corp.	364,593

	Total South Korea	52,181,828

	Spain — 1.7%
142,755	Acerinox SA	1,761,280
50,569	Atresmedia Corp. de Medios de
	Comunicacion SA (a)	308,444
776,674	Banco Bilbao Vizcaya Argentaria SA	14,134,698
926,154	Banco Santander SA	8,844,807
30,111	Bankinter SA	449,382
35,147	CaixaBank SA	350,944
2,841	CIE Automotive SA	89,661
1,514	Faes Farma SA	7,455
36,022	Iberdrola SA (a)	679,047
30,180	Indra Sistemas SA (a)	1,218,867
415,928	Mapfre SA	1,822,875
47,480	Prosegur Cia de Seguridad SA	147,430
250,543	Repsol SA	4,107,928
363,577	Unicaja Banco SA	1,008,127

	Total Spain	34,930,945

	Sweden — 0.7%
23,845	AcadeMedia AB (a)	233,751
27,968	Betsson AB – Class B (a)	473,385
13,331	Boliden AB *	459,492
47,294	Fastighets AB Balder – B Shares *	336,701
61,298	Investor AB – B Shares (a)	1,888,404
15,590	Peab AB – Class B	121,635
17,468	Skanska AB – B Shares	433,802
25,595	SKF AB – B Shares	657,190
25,244	SSAB AB – B Shares	143,268
62,706	Swedbank AB – A Shares	1,764,726
494,091	Telefonaktiebolaget LM Ericsson – B Shares	3,911,623
122,478	Volvo AB – B Shares (a)	3,768,403

	Total Sweden	14,192,380

	Switzerland — 1.4%
25,632	ABB Ltd. (Registered) (a)	1,720,192
47,739	Adecco Group AG (Registered) (a)	1,529,243
1,611	Galenica AG	172,592
2,161	Implenia AG (Registered)	172,452
4,510	Logitech International SA (Registered)	465,692
4,895	Mobilezone Holding AG (Registered)	66,612
18,252	Nestle SA (Registered) (a)	1,721,721
40,918	Novartis AG (Registered) (a)	5,179,076
24,988	Novartis AG Sponsored ADR	3,162,231
37,494	Roche Holding AG (c)	12,225,975
1,976	Roche Holding AG (c)	678,629
15,780	Sandoz Group AG ADR	992,404
1,321	Swisscom AG (Registered) (a)	955,050
1,698	u-blox Holding AG *	287,725

	Total Switzerland	29,329,594

Shares	Description	Value ($)

	Taiwan — 3.1%
252,000	ASE Technology Holding Co. Ltd.	1,223,830
186,799	Asustek Computer, Inc.	3,842,889
4,039	Bizlink Holding, Inc.	140,569
426,000	Compal Electronics, Inc.	383,176
476,000	CTBC Financial Holding Co. Ltd.	638,468
349,000	Eva Airways Corp.	441,991
1,083,000	Evergreen Marine Corp. Taiwan Ltd.	6,545,475
142,000	Global Brands Manufacture Ltd.	663,238
465,406	Hon Hai Precision Industry Co. Ltd.	3,072,587
31,000	Kung Long Batteries Industrial Co. Ltd.	132,004
137,000	MediaTek, Inc.	6,087,733
65,000	Phison Electronics Corp.	1,030,264
8,000	Pixart Imaging, Inc.	51,197
3,780,566	Pou Chen Corp.	3,554,116
201,263	Radiant Opto-Electronics Corp.	940,846
176,000	Realtek Semiconductor Corp.	3,057,832
662,000	Taiwan Semiconductor Manufacturing Co. Ltd.	24,792,818
24,000	Tripod Technology Corp.	250,980
49,000	United Integrated Services Co. Ltd.	1,960,092
341,000	Wan Hai Lines Ltd.	920,655
1,497,000	Yang Ming Marine Transport Corp.	2,814,625
135,000	YungShin Global Holding Corp.	246,712
128,000	Zhen Ding Technology Holding Ltd.	816,708

	Total Taiwan	63,608,805

	Thailand — 1.2%
1,367,100	Kasikornbank PCL NVDR	7,111,124
9,405,200	Krung Thai Bank PCL NVDR	7,152,765
9,200	Mega Lifesciences PCL NVDR	7,943
1,016,500	PTT Exploration & Production PCL NVDR	3,515,210
1,805,200	PTT PCL NVDR	1,728,457
118,700	Regional Container Lines PCL NVDR	100,791
1,064,100	SCB X PCL NVDR	4,222,419
77,500	Thailand Future Fund	14,118

	Total Thailand	23,852,827

	Turkey — 0.1%
156,555	Turk Hava Yollari AO	1,275,213

	Ukraine — 0.0%
36,516	Kernel Holding SA *	194,106

	United Arab Emirates — 0.4%
438,185	Abu Dhabi Commercial Bank PJSC	1,805,396
19,421	Emaar Development PJSC	77,886
988,533	Emaar Properties PJSC	3,875,330
149,427	Emirates NBD Bank PJSC	1,027,234
230,085	First Abu Dhabi Bank PJSC	1,039,216
78,168	Orascom Construction PLC	627,646

	Total United Arab Emirates	8,452,708

See accompanying notes to the financial statements.	56

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — 4.7%
183,210	3i Group PLC	9,953,566
141,026	Aberdeen Group PLC	371,184
39,680	Anglo American PLC	1,221,942
23,824	Associated British Foods PLC	696,225
7,500	Berkeley Group Holdings PLC	364,984
672,220	BP PLC (a)	3,932,230
66,857	British American Tobacco PLC Sponsored ADR (a)	3,803,495
4,142,374	BT Group PLC	12,127,999
54,467	Coca-Cola HBC AG	2,755,174
10,397	DCC PLC	661,196
43,481	Drax Group PLC (a)	381,923
30,601	Evraz PLC * (d) (e)	—
45,792	Ferrexpo PLC *	34,173
795,366	Glencore PLC *	3,142,130
210,086	GSK PLC Sponsored ADR (b)	8,334,112
31,833	GSK PLC (a)	629,023
12,278	Halfords Group PLC	22,746
291,616	Harbour Energy PLC	899,634
347,916	HSBC Holdings PLC	4,453,804
3,533	HSBC Holdings PLC Sponsored ADR (a) (b)	227,773
181,174	IG Group Holdings PLC	2,767,743
79,488	Imperial Brands PLC	3,356,992
27,836	International Personal Finance PLC	76,591
1,136,546	ITV PLC (a)	1,253,727
164,507	J Sainsbury PLC	665,677
11,440	Keller Group PLC	206,399
918,887	Kingfisher PLC	3,200,580
68,000	Lifezone Metals Ltd. *	304,640
12,776	Lion Finance Group PLC	1,266,531
62,352	MONY Group PLC (a)	168,485
23,013	Morgan Sindall Group PLC	1,299,675
76,262	OSB Group PLC	543,586
45,981	Paragon Banking Group PLC	540,045
49,949	Plus500 Ltd.	2,046,823
48,441	Reach PLC	45,036
107,924	Rio Tinto PLC Sponsored ADR (a)	6,768,993
61,724	Rio Tinto PLC (a)	3,858,479
111,010	Schroders PLC	570,310
64,679	Shell PLC (a)	2,381,438
17,842	Shell PLC ADR (a)	1,318,167
5,359	TBC Bank Group PLC	316,965
72,033	TP ICAP Group PLC	270,406
17,213	Vesuvius PLC	87,017
580,966	Vodafone Group PLC Sponsored ADR (a)	6,948,353
110,655	Vodafone Group PLC (a)	132,501
80,576	Zigup PLC	342,839

	Total United Kingdom	94,751,311

	United States — 16.2%
7,780	Academy Sports & Outdoors, Inc.	416,619
4,400	Advanced Drainage Systems, Inc. (b)	633,468
23,298	Aemetis, Inc. *	59,177
1,728	Affiliated Managers Group, Inc.	388,489

Shares	Description	Value ($)

	United States — continued
10,608	Aflac, Inc. (a)	1,133,571
7,100	AGCO Corp.	768,149
29,318	Akamai Technologies, Inc. * (a)	2,319,933
17,100	Albemarle Corp. (b)	1,452,132
9,703	Albertsons Cos., Inc. – Class A (a)	188,820
2,164	Align Technology, Inc. *	307,201
2,339	Allstate Corp. (a)	475,870
3,305	Alphabet, Inc. – Class A (a)	703,668
2,990	Alphabet, Inc. – Class C (a)	638,455
7,461	Altria Group, Inc. (a)	501,454
81,993	Ameresco, Inc. – Class A * (b)	2,085,082
5,693	American Express Co. (a)	1,885,977
4,923	Applied Materials, Inc. (a)	791,421
2,998	Aptiv PLC * (b)	238,431
21,103	Arch Capital Group Ltd. (a)	1,931,558
3,992	Archer-Daniels-Midland Co.	250,059
255,290	Array Technologies, Inc. * (b)	2,300,163
5,093	Arrow Electronics, Inc. *	643,399
3,801	Associated Banc-Corp.	102,513
25,262	AT&T, Inc. (a)	739,924
1,712	Atkore, Inc.	99,621
2,607	AutoNation, Inc. * (a)	571,142
16,508	Avnet, Inc.	900,842
114,925	Bank of America Corp. (a)	5,831,294
6,682	Bank of New York Mellon Corp. (a)	705,619
5,202	Bath & Body Works, Inc.	151,950
13,632	Best Buy Co., Inc. (a)	1,003,860
12,081	Blue Owl Capital Corp.	173,242
36,787	BorgWarner, Inc.	1,573,012
4,457	Bread Financial Holdings, Inc.	295,009
112,281	Bristol-Myers Squibb Co. (a)	5,297,418
20,954	Builders FirstSource, Inc. *	2,905,901
7,191	Bunge Global SA (b)	605,626
54,400	California Resources Corp.	2,702,592
21,192	Capital One Financial Corp. (a)	4,815,246
2,229	Carrier Global Corp.	145,331
27,163	CBRE Group, Inc. – Class A * (a)	4,403,666
105,043	Centene Corp. *	3,050,449
18,667	Chevron Corp. (a)	2,997,920
3,714	Chubb Ltd. (a)	1,021,610
16,844	Cigna Group (a)	5,067,854
44,326	Cisco Systems, Inc. (a)	3,062,483
52,025	Citigroup, Inc. (a)	5,024,054
29,900	Civitas Resources, Inc.	1,099,722
211,141	Clean Energy Fuels Corp. * (b)	555,301
187,059	CNH Industrial NV	2,141,826
3,942	Coca-Cola Co. (a)	271,959
52,242	Cognizant Technology Solutions Corp. – Class A (a)	3,774,484
2,553	Colgate-Palmolive Co. (a)	214,631
167,257	Comcast Corp. – Class A (a)	5,681,720
4,906	Commercial Metals Co.	282,929
3,855	Concentrix Corp. (b)	203,390
32,138	ConocoPhillips (a)	3,180,698

57	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	United States — continued
10,300	Corteva, Inc. (a)	764,157
40,000	Crescent Energy Co. – Class A (b)	381,600
2,382	CRH PLC (a)	269,047
7,124	Crocs, Inc. *	621,213
10,443	Cummins, Inc. (a)	4,160,909
85,394	CVS Health Corp. (a)	6,246,571
93,100	Darling Ingredients, Inc. *	3,161,676
48,654	Delta Air Lines, Inc. (a)	3,005,844
43,523	Devon Energy Corp.	1,571,180
2,432	Dollar General Corp. (a)	264,504
26,003	DR Horton, Inc. (a)	4,406,988
45,731	eBay, Inc. (a)	4,143,686
2,462	Electronic Arts, Inc. (a)	423,341
11,597	Elevance Health, Inc. (a)	3,695,384
1,379	EnerSys	141,554
2,873	Enova International, Inc. *	348,495
29,272	EOG Resources, Inc.	3,653,731
2,441	EPAM Systems, Inc. * (a)	430,495
2,700	EQT Corp.	139,968
4,495	Everest Group Ltd.	1,536,751
2,249	Exelon Corp. (a)	98,236
1,300	Expand Energy Corp.	125,814
16,855	Expedia Group, Inc. (a)	3,620,454
35,386	Exxon Mobil Corp. (a)	4,044,266
3,328	Federated Hermes, Inc.	176,717
7,117	FedEx Corp. (a)	1,644,525
6,400	First Solar, Inc. *	1,249,216
5,662	FMC Corp.	221,384
298,060	Ford Motor Co. (a)	3,508,166
4,056	Fox Corp. – Class A (a)	242,143
47,805	Fox Corp. – Class B (a)	2,607,763
68,939	Franklin Resources, Inc.	1,768,975
12,300	Freeport-McMoRan, Inc. (a)	546,120
201,500	GCI Liberty, Inc. * (b) (f)	10,075
43,814	GE HealthCare Technologies, Inc. (a)	3,230,406
21,338	General Mills, Inc.	1,052,604
79,469	General Motors Co. (a)	4,656,089
5,423	Genpact Ltd. (a)	245,879
8,036	Gilead Sciences, Inc. (a)	907,827
2,030	Goldman Sachs Group, Inc. (a)	1,512,857
108,214	Green Plains, Inc. *	1,202,258
1,218	Group 1 Automotive, Inc.	566,102
4,600	Gulfport Energy Corp. *	800,538
15,826	H&R Block, Inc. (a)	796,839
8,562	Hartford Insurance Group, Inc. (a)	1,132,838
10,100	Helmerich & Payne, Inc. (b)	210,989
175,580	Hewlett Packard Enterprise Co.	3,962,841
130,883	HP, Inc.	3,735,401
5,547	Humana, Inc. (a)	1,684,402
7,665	Huntington Bancshares, Inc.	136,514
37,645	Incyte Corp. *	3,185,143
135,232	Intel Corp. * (a)	3,292,899
9,059	International Business Machines Corp. (a)	2,205,776
21,627	Invesco Ltd.	473,415

Shares	Description	Value ($)

	United States — continued
7,896	Janus Henderson Group PLC	349,951
24,936	Johnson & Johnson (a)	4,417,911
11,146	JPMorgan Chase & Co. (a)	3,359,627
9,098	KB Home	578,178
6,221	Kenvue, Inc. (a)	128,837
12,905	Keurig Dr. Pepper, Inc.	375,406
2,364	Kimberly-Clark Corp. (a)	305,287
54,919	Kinder Morgan, Inc. (a)	1,481,715
1,596,244	Kosmos Energy Ltd. * (b)	2,857,277
105,946	Kraft Heinz Co.	2,963,310
14,357	Kroger Co. (a)	973,979
7,792	Lam Research Corp. (a)	780,369
5,774	Lear Corp.	635,140
27,245	Lennar Corp. – Class A	3,627,399
16,600	Liberty Energy, Inc.	186,750
2,193	Lincoln National Corp.	94,145
6,644	LKQ Corp. (a)	216,727
49,440	LyondellBasell Industries NV – Class A	2,785,944
2,942	M&T Bank Corp.	593,284
805	M/I Homes, Inc. *	118,544
8,358	Macy’s, Inc.	110,576
2,811	ManpowerGroup, Inc.	119,186
693	Marathon Petroleum Corp. (a)	124,539
11,118	Match Group, Inc. (a)	415,146
3,749	Medtronic PLC (a)	347,945
61,696	Merck & Co., Inc. (a)	5,189,867
4,199	Meritage Homes Corp.	326,220
5,770	Meta Platforms, Inc. – Class A (a)	4,262,299
6,043	MetLife, Inc. (a)	491,658
35,958	MGIC Investment Corp.	1,000,711
23,345	Micron Technology, Inc. (a)	2,778,288
31,435	Moderna, Inc. * (b)	757,269
1,102	Mohawk Industries, Inc. *	146,224
5,060	Molina Healthcare, Inc. *	915,000
20,930	Molson Coors Beverage Co. – Class B	1,056,756
4,718	Mondelez International, Inc. – Class A (a)	289,874
9,171	Morgan Stanley (a)	1,380,052
2,074	Mueller Industries, Inc.	198,980
190	NewMarket Corp.	157,122
12,400	NEXTracker, Inc. – Class A *	834,024
4,800	Northern Oil & Gas, Inc. (b)	125,568
2,378	Northrop Grumman Corp. (a)	1,403,115
27,152	Nucor Corp. (a)	4,038,317
1,669	NXP Semiconductors NV (a)	391,965
3,447	Old Republic International Corp.	137,777
9,501	Omnicom Group, Inc. (a)	744,213
54,106	ON Semiconductor Corp. *	2,683,117
49,468	Organon & Co.	465,989
6,582	Oshkosh Corp.	917,333
3,380	Ovintiv, Inc.	142,366
1,183	Owens Corning	177,651
31,789	PACCAR, Inc. (a)	3,178,264
60,478	PayPal Holdings, Inc. * (a)	4,244,951
2,587	PepsiCo, Inc. (a)	384,558

See accompanying notes to the financial statements.	58

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	United States — continued
6,714	Perdoceo Education Corp. (a)	219,816
229,978	Pfizer, Inc. (a)	5,694,255
7,970	PNC Financial Services Group, Inc.	1,653,297
4,575	Polaris, Inc.	258,853
3,600	PotlatchDeltic Corp. – (REIT) (b)	151,308
2,781	PPG Industries, Inc. (a)	309,331
760	Procter & Gamble Co. (a)	119,350
1,475	Progressive Corp. (a)	364,413
27,150	PulteGroup, Inc.	3,584,343
5,030	PVH Corp. (b)	424,130
24,152	QUALCOMM, Inc. (a)	3,881,951
23,862	Radian Group, Inc.	832,307
7,336	Regeneron Pharmaceuticals, Inc.	4,260,015
6,562	Regions Financial Corp.	179,733
10,423	Sealed Air Corp.	338,435
3,790	Signet Jewelers Ltd. (b)	333,709
6,883	Sixth Street Specialty Lending, Inc.	168,289
4,230	Skyworks Solutions, Inc.	316,996
13,204	SLM Corp.	413,021
16,000	SM Energy Co.	456,800
71,900	SolarEdge Technologies, Inc. * (b)	2,431,658
36,724	Solventum Corp. *	2,684,157
19,380	State Street Corp. (a)	2,228,119
20,332	Steel Dynamics, Inc.	2,661,865
4,041	Steven Madden Ltd. (b)	117,351
167,848	Sunrun, Inc. * (b)	2,680,533
49,927	Synchrony Financial (a)	3,811,427
22,270	T. Rowe Price Group, Inc. (a)	2,396,697
28,097	Target Corp. (a)	2,696,750
1,222	Taylor Morrison Home Corp. *	82,326
1,803	Timken Co.	139,246
804	Toll Brothers, Inc.	111,756
864	Toro Co.	70,036
1,505	Travelers Cos., Inc. (a)	408,623
6,002	Tri Pointe Homes, Inc. *	212,051
160,204	TRU Taj LLC/TRU Taj Finance, Inc. * (d)	80,636
6,204	Truist Financial Corp.	290,471
3,335	Tyson Foods, Inc. – Class A	189,361
92,372	U.S. Bancorp	4,510,525
30,694	United Airlines Holdings, Inc. * (a)	3,222,870
41,700	United Parcel Service, Inc. – Class B (a)	3,646,248
2,885	United Therapeutics Corp. *	879,233
4,601	UnitedHealth Group, Inc. (a)	1,425,712
4,491	Universal Health Services, Inc. – Class B	815,476
700	Valmont Industries, Inc.	256,984
2,200	Veralto Corp. (a)	233,618
139,318	Verizon Communications, Inc. (a)	6,162,035
73,899	VICI Properties, Inc. – (REIT) (b)	2,496,308
3,811	Vontier Corp.	163,530
3,895	Wells Fargo & Co. (a)	320,091
32,152	Western Union Co.	278,758
5,800	Weyerhaeuser Co. – (REIT) (b)	150,046
4,932	YETI Holdings, Inc. *	173,409

Shares	Description	Value ($)

	United States — continued
39,499	Zoom Communications, Inc. * (a)	3,216,009

	Total United States	326,961,466

	Vietnam — 0.0%
9,000	Binh Minh Plastics JSC	49,216
237,100	Quang Ngai Sugar JSC	428,391
215,100	Vietnam Engine & Agricultural Machinery Corp.	320,874

	Total Vietnam	798,481

	TOTAL COMMON STOCKS (COST $1,618,044,925)	1,555,671,679

	PREFERRED STOCKS (g) —1.2%

	Brazil — 0.6%
430,200	Banco Bradesco SA ADR	1,337,922
729,000	Bradespar SA	2,202,389
2,027,950	Cia Energetica de Minas Gerais	4,155,505
30	Itau Unibanco Holding SA	213
81,710	Itau Unibanco Holding SA Sponsored ADR	583,409
383,300	Itausa SA	793,203
432,000	Petroleo Brasileiro SA - Petrobras	2,477,973

	Total Brazil	11,550,614

	Chile — 0.1%
43,700	Sociedad Quimica y Minera de Chile SA Sponsored ADR*	1,988,787

	Germany — 0.4%
16,387	Bayerische Motoren Werke AG	1,569,009
20,273	Henkel AG & Co. KGaA (a)	1,711,248
2,213	Jungheinrich AG	77,841
41,506	Volkswagen AG	4,836,591

	Total Germany	8,194,689

	Russia — 0.0%
15,222	Bashneft PJSC * (d) (e)	—
79,750	Nizhnekamskneftekhim PJSC * (d) (e)	—
49,530	Sberbank of Russia PJSC * (d) (e)	—
20,862,000	Surgutneftegas PAO * (d) (e)	—
12,313	Tatneft PJSC (d) (e)	—
33,700	Transneft PJSC * (d) (e)	—

	Total Russia	—

	South Korea — 0.1%
33,261	Samsung Electronics Co. Ltd.	1,350,460
114	Samsung Electronics Co. Ltd. GDR	114,782

	Total South Korea	1,465,242

59	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

	Shares / Par Value†	Description	Value ($)

		United States — 0.0%
	1,288,200	NII Holdings, Inc. * (f)	450,870

		TOTAL PREFERRED STOCKS (COST $41,971,382)	23,650,202

		RIGHTS/WARRANTS — 0.1%

		Canada — 0.1%
	724,783	Resolute Forest Products, Inc. * (f)	1,087,174

		Italy — 0.0%
EUR	5,596,701	Telecom Italia SpA * (f)	71,179

		United States — 0.0%
	197,320	Walgreens Boots Alliance, Inc. * (f)	98,660

		TOTAL RIGHTS/WARRANTS (COST $1,127,212)	1,257,013

		INVESTMENT FUNDS — 0.0%

		United States — 0.0%
	127,495	GMO U.S. Treasury Fund, Class VI (h) (i)	638,747

		TOTAL INVESTMENT FUNDS (COST $638,747)	638,747

		DEBT OBLIGATIONS — 24.7%

		United States — 24.7%

		U.S. Government — 24.7%
	1,135,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.10%, 4.24%, due 01/31/27	1,134,645
	398,595,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 4.30%, due 04/30/27 (a)	398,546,475
	50,000,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 4.30%, due 07/31/27	49,987,559
	24,118,964	U.S. Treasury Inflation-Indexed Notes, 2.13%, due 01/15/35	24,788,227
	25,914,810	U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/35 (a)	26,066,701

		Total U.S. Government	500,523,607

		Total United States	500,523,607

		TOTAL DEBT OBLIGATIONS (COST $499,459,885)	500,523,607

		SHORT-TERM INVESTMENTS — 13.8%

		Money Market Funds — 0.5%
	10,322,297	State Street Institutional Treasury Money Market Fund – Premier Class, 4.19% (j)	10,322,297

Shares / Par Value†	Description	Value ($)

	Repurchase Agreements — 13.3%
270,000,247	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 08/29/25, maturing on 09/02/25 with a maturity value of $270,129,547 and an effective yield of 4.31%, collateralized by a U.S. Treasury Note with maturity date 12/15/27 and a market value of $275,828,446.	270,000,247

	TOTAL SHORT-TERM INVESTMENTS (COST $280,322,544)	280,322,544

	TOTAL INVESTMENTS — 116.7% (Cost $2,441,564,695)	2,362,063,792

	SECURITIES SOLD SHORT — (16.4)%

	Common Stocks — (16.3)%

	Australia — (0.6)%
(14,091)	ASX Ltd.	(575,600)
(46,655)	CAR Group Ltd.	(1,230,663)
(3,494)	Cochlear Ltd.	(688,022)
(258,589)	Lottery Corp. Ltd.	(993,451)
(14,487)	Pro Medicus Ltd.	(2,813,877)
(8,450)	REA Group Ltd.	(1,383,844)
(60,510)	Sigma Healthcare Ltd.	(123,291)
(40,315)	WiseTech Global Ltd.	(2,670,944)
(23,550)	Xero Ltd. *	(2,511,204)

	Total Australia	(12,990,896)

	Belgium — (0.0)%
(72)	Lotus Bakeries NV	(706,065)

	Brazil — (0.2)%
(232,480)	NU Holdings Ltd. – Class A *	(3,440,704)

	Canada — (1.1)%
(853)	Agnico Eagle Mines Ltd.	(122,977)
(94,500)	AltaGas Ltd.	(2,801,249)
(19,550)	Brookfield Renewable Corp.	(658,835)
(42,358)	Cameco Corp.	(3,278,086)
(67,264)	Enbridge, Inc.	(3,251,542)
(18,193)	Franco-Nevada Corp.	(3,426,652)
(98,788)	Pan American Silver Corp.	(3,350,889)
(67,798)	Pembina Pipeline Corp.	(2,560,730)
(35,938)	Restaurant Brands International, Inc.	(2,275,953)

	Total Canada	(21,726,913)

	Denmark — (0.2)%
(25,072)	Coloplast AS – Class B	(2,411,837)
(71,786)	Tryg AS	(1,886,560)

	Total Denmark	(4,298,397)

	France — (0.3)%
(13,475)	Aeroports de Paris SA	(1,773,587)

See accompanying notes to the financial statements.	60

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	France — continued
(3,369)	Bureau Veritas SA	(101,631)
(113)	Euronext NV	(18,654)
(105,624)	Getlink SE	(1,998,054)
(1,080)	Hermes International SCA	(2,645,090)

	Total France	(6,537,016)

	Germany — (0.7)%
(7,445)	CTS Eventim AG & Co. KGaA	(697,885)
(61,683)	Delivery Hero SE *	(1,636,387)
(6,979)	MTU Aero Engines AG	(3,110,312)
(715)	Nemetschek SE	(98,776)
(4,516)	Qiagen NV	(210,419)
(296)	Rational AG	(220,642)
(1,205)	Rheinmetall AG	(2,337,399)
(28,745)	Siemens Energy AG *	(3,057,874)
(14,499)	Talanx AG	(1,999,261)
(29,817)	Vonovia SE	(965,574)

	Total Germany	(14,334,529)

	Israel — (0.2)%
(9,358)	Monday.com Ltd. *	(1,806,094)
(17,893)	Wix.com Ltd. *	(2,524,344)

	Total Israel	(4,330,438)

	Italy — (0.4)%
(20,308)	Amplifon SpA	(369,870)
(6,212)	Ferrari NV	(2,956,215)
(127,018)	FinecoBank Banca Fineco SpA	(2,788,278)
(199,966)	Infrastrutture Wireless Italiane SpA	(2,424,490)

	Total Italy	(8,538,853)

	Japan — (1.6)%
(11,900)	Advantest Corp.	(909,987)
(261,000)	Aeon Co. Ltd.	(3,166,204)
(3,400)	Ajinomoto Co., Inc.	(92,205)
(65,700)	ANA Holdings, Inc.	(1,324,589)
(79,100)	Asics Corp.	(2,126,334)
(28,600)	Dentsu Group, Inc.	(564,735)
(8,900)	Disco Corp.	(2,435,089)
(200)	Fast Retailing Co. Ltd.	(62,516)
(2,700)	Fujikura Ltd.	(229,065)
(1,600)	IHI Corp.	(166,275)
(212,800)	Japan Exchange Group, Inc.	(2,224,213)
(3,300)	Kao Corp.	(149,939)
(56,100)	Kobe Bussan Co. Ltd.	(1,577,861)
(6,200)	Lasertec Corp.	(643,686)
(7,600)	Mitsubishi Heavy Industries Ltd.	(191,765)
(105,200)	MonotaRO Co. Ltd.	(1,812,658)
(126,000)	Oriental Land Co. Ltd.	(2,999,851)
(445,100)	Rakuten Group, Inc. *	(2,739,793)
(52,700)	Sanrio Co. Ltd.	(2,726,763)
(13,300)	Seven & i Holdings Co. Ltd.	(172,143)
(83,800)	Shiseido Co. Ltd.	(1,360,010)

Shares	Description	Value ($)

	Japan — continued
(2,027,100)	SoftBank Corp.	(3,135,682)
(28,200)	Zensho Holdings Co. Ltd.	(1,779,011)
(55,700)	ZOZO, Inc.	(517,576)

	Total Japan	(33,107,950)

	Netherlands — (0.5)%
(823)	Adyen NV *	(1,381,957)
(283)	ASM International NV	(135,888)
(17,599)	BE Semiconductor Industries NV	(2,370,541)
(60,525)	CVC Capital Partners PLC	(1,221,738)
(1,013)	Heineken Holding NV	(71,930)
(72,080)	InPost SA *	(1,047,702)
(97,479)	Universal Music Group NV	(2,755,662)

	Total Netherlands	(8,985,418)

	Norway — (0.1)%
(80,022)	Kongsberg Gruppen ASA	(2,389,958)
(1,801)	Salmar ASA	(92,231)

	Total Norway	(2,482,189)

	Peru — (0.1)%
(27,573)	Southern Copper Corp.	(2,649,461)

	Singapore — (0.2)%
(556,700)	CapitaLand Investment Ltd.	(1,196,552)
(552,344)	Grab Holdings Ltd. – Class A *	(2,756,196)
(16,500)	Keppel Ltd.	(112,448)
(19,200)	Singapore Airlines Ltd.	(98,444)

	Total Singapore	(4,163,640)

	Spain — (0.3)%
(73,741)	Cellnex Telecom SA *	(2,624,965)
(58,781)	Ferrovial SE	(3,214,979)

	Total Spain	(5,839,944)

	Sweden — (0.4)%
(2,860)	AddTech AB – B Shares	(100,294)
(47,728)	Beijer Ref AB	(811,889)
(82,974)	EQT AB	(2,984,585)
(1,401)	Lifco AB – B Shares	(49,788)
(4,699)	Sagax AB – Class B	(101,896)
(4,285)	Spotify Technology SA *	(2,921,856)

	Total Sweden	(6,970,308)

	Switzerland — (0.3)%
(34,117)	Avolta AG	(1,959,497)
(1,630)	Partners Group Holding AG	(2,238,494)
(45,321)	SIG Group AG	(717,911)

	Total Switzerland	(4,915,902)

	United Kingdom — (1.1)%
(21,826)	Antofagasta PLC	(633,310)

61	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
(5,115)	Auto Trader Group PLC	(55,546)
(83,212)	Entain PLC	(988,281)
(247,614)	Informa PLC	(2,916,766)
(24,767)	InterContinental Hotels Group PLC	(3,006,484)
(20,207)	London Stock Exchange Group PLC	(2,504,314)
(86,103)	M&G PLC	(308,424)
(247,871)	Melrose Industries PLC	(1,968,346)
(206,384)	Phoenix Group Holdings PLC	(1,900,951)
(227,646)	Rolls-Royce Holdings PLC	(3,282,732)
(62,289)	Severn Trent PLC	(2,175,868)
(9,079)	United Utilities Group PLC	(141,052)
(183,222)	Wise PLC – Class A *	(2,610,171)

	Total United Kingdom	(22,492,245)

	United States — (8.0)%
(14,376)	AbbVie, Inc.	(3,024,710)
(7,619)	Alnylam Pharmaceuticals, Inc. *	(3,401,960)
(1,115)	Analog Devices, Inc.	(280,211)
(3,339)	AppLovin Corp. – Class A *	(1,598,012)
(9,514)	Arthur J Gallagher & Co.	(2,880,364)
(466)	Automatic Data Processing, Inc.	(141,687)
(3,705)	Axon Enterprise, Inc. *	(2,768,709)
(13,693)	Bentley Systems, Inc. – Class B	(762,015)
(14,446)	Boeing Co. *	(3,390,187)
(2,054)	Boston Scientific Corp. *	(216,697)
(10,090)	Burlington Stores, Inc. *	(2,932,961)
(8,994)	Carvana Co. *	(3,345,049)
(14,205)	Cintas Corp.	(2,983,476)
(15,476)	Cloudflare, Inc. – Class A *	(3,229,996)
(1,329)	Coinbase Global, Inc. – Class A *	(404,734)
(6,782)	CoStar Group, Inc. *	(606,921)
(195)	Costco Wholesale Corp.	(183,947)
(18,972)	Dayforce, Inc. *	(1,323,676)
(22,984)	Dexcom, Inc. *	(1,731,615)
(4,518)	DoorDash, Inc. – Class A *	(1,108,040)
(66,942)	DraftKings, Inc. – Class A *	(3,211,877)
(55,075)	EQT Corp.	(2,855,088)
(18,499)	Equitable Holdings, Inc.	(985,257)
(6,732)	Erie Indemnity Co. – Class A	(2,385,686)
(43,547)	Exact Sciences Corp. *	(2,064,999)
(1,908)	Fair Isaac Corp. *	(2,903,289)
(68,384)	Fastenal Co.	(3,395,949)
(36,240)	Fidelity National Information Services, Inc.	(2,529,914)
(10,407)	Flutter Entertainment PLC * (c)	(3,195,087)
(373)	Flutter Entertainment PLC * (c)	(114,574)
(798)	HEICO Corp.	(248,992)
(5,097)	HubSpot, Inc. *	(2,462,718)
(19,212)	Hyatt Hotels Corp. – Class A	(2,771,907)
(216)	IDEXX Laboratories, Inc. *	(139,771)
(9,496)	Insulet Corp. *	(3,227,501)
(4,056)	International Flavors & Fragrances, Inc.	(273,821)
(29,777)	Liberty Media Corp.-Liberty Formula One – Class C *	(2,974,722)
(6,344)	Linde PLC	(3,034,272)

Shares	Description	Value ($)

	United States — continued
(20,532)	Live Nation Entertainment, Inc. *	(3,418,373)
(1,659)	Manhattan Associates, Inc. *	(357,415)
(985)	Marvell Technology, Inc.	(61,922)
(4,334)	Mastercard, Inc. – Class A	(2,579,987)
(37,309)	Microchip Technology, Inc.	(2,425,085)
(13,265)	MongoDB, Inc. *	(4,186,567)
(2,311)	Moody’s Corp.	(1,178,055)
(5,136)	MSCI, Inc.	(2,915,810)
(18,284)	Natera, Inc. *	(3,076,283)
(26,529)	Okta, Inc. *	(2,461,095)
(34,658)	ONEOK, Inc.	(2,647,178)
(29,754)	Otis Worldwide Corp.	(2,570,151)
(18,747)	Palantir Technologies, Inc. – Class A *	(2,937,842)
(5,872)	Palo Alto Networks, Inc. *	(1,118,733)
(19,880)	Paychex, Inc.	(2,772,365)
(202,733)	Rivian Automotive, Inc. – Class A *	(2,751,087)
(25,702)	Robinhood Markets, Inc. – Class A *	(2,673,779)
(25,387)	ROBLOX Corp. – Class A *	(3,162,966)
(50,339)	Rollins, Inc.	(2,846,167)
(710)	S&P Global, Inc.	(389,392)
(63,475)	Samsara, Inc. – Class A *	(2,293,987)
(3,024)	ServiceNow, Inc. *	(2,774,399)
(14,653)	Snowflake, Inc. – Class A *	(3,497,085)
(1,338)	STERIS PLC	(327,890)
(12,050)	Take-Two Interactive Software, Inc. *	(2,810,904)
(8,875)	Tesla, Inc. *	(2,963,096)
(2,561)	Texas Pacific Land Corp.	(2,390,642)
(63,256)	Toast, Inc. – Class A *	(2,852,846)
(2,763)	Tractor Supply Co.	(170,643)
(2,642)	Trade Desk, Inc. – Class A *	(144,412)
(1,624)	TransDigm Group, Inc.	(2,271,781)
(1,207)	Twilio, Inc. – Class A *	(127,471)
(4,143)	Tyler Technologies, Inc. *	(2,332,012)
(613)	Verisk Analytics, Inc.	(164,358)
(15,438)	Vistra Corp.	(2,919,480)
(5,494)	Waste Connections, Inc.	(1,015,346)
(5,624)	Watsco, Inc.	(2,262,985)
(961)	West Pharmaceutical Services, Inc.	(237,319)
(51,998)	Williams Cos., Inc.	(3,009,644)
(1,002)	Willis Towers Watson PLC	(327,444)
(35,535)	Zillow Group, Inc. – Class C *	(2,995,956)
(9,973)	Zscaler, Inc. *	(2,763,020)

	Total United States	(162,273,363)

	TOTAL COMMON STOCKS (PROCEEDS $226,416,424)	(330,784,231)

See accompanying notes to the financial statements.	62

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	PREFERRED STOCKS (g) — (0.1)%

	Germany — (0.1)%
(8,121)	Sartorius AG	(1,886,504)

	TOTAL PREFERRED STOCKS (PROCEEDS $2,399,215)	(1,886,504)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $228,815,639)	(332,670,735)

	Other Assets and Liabilities (net) — (0.3)%	(5,727,072)

	TOTAL NET ASSETS — 100.0%	$2,023,665,985

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of August 31, 2025
Alrosa PJSC	12/06/17	$15,372,968	0.0%	$—
Bashneft PJSC	03/29/18	444,288	0.0%	—
Evraz PLC	10/21/21	259,269	0.0%	—
Federal Grid Co-Rosseti PJSC	10/08/19	1,057,715	0.0%	—
Gazprom Neft PJSC	10/12/21	2,944,094	0.0%	—
Gazprom PJSC	08/10/20	17,682,067	0.0%	—
GMK Norilskiy Nickel PAO	02/11/20	4,352,696	0.0%	—
Inter RAO UES PJSC	01/13/20	1,798,790	0.0%	—
LSR Group PJSC	11/30/18	882,290	0.0%	—
LSR Group PJSC GDR	09/07/20	8	0.0%	—
LUKOIL PJSC	01/09/20	18,997,557	0.0%	—
Magnitogorsk Iron & Steel Works PJSC	10/11/17	4,815,566	0.0%	—
Mechel PJSC	11/12/21	133,558	0.0%	—
Moscow Exchange MICEX-RTS PJSC	10/20/17	3,091,486	0.0%	—
Mosenergo PJSC	11/19/21	224,074	0.0%	—
Nizhnekamskneftekhim PJSC	03/24/20	79,541	0.0%	—
Novatek PJSC	10/21/21	2,148,138	0.0%	—
Novolipetsk Steel PJSC	02/13/18	9,617,214	0.0%	—
PhosAgro PJSC	08/15/22	434,931	0.0%	—
PhosAgro PJSC GDR	10/15/21	2,792	0.0%	—
Polyus PJSC	07/27/20	5,699,094	0.0%	—
Polyus PJSC GDR	02/24/23	0	0.0%	—
RusHydro PJSC	05/06/21	538,627	0.0%	—
Sberbank of Russia PJSC	07/10/19	29,636,901	0.0%	—
Sberbank of Russia PJSC	01/10/22	183,324	0.0%	—
Severstal PAO	02/02/21	126,124	0.0%	—
Severstal PAO GDR (Registered)	10/23/17	5,003,828	0.0%	—
SFI PJSC	09/11/18	318,293	0.0%	—
Surgutneftegas PAO	07/20/17	12,778,800	0.0%	—
Surgutneftegas PAO	11/02/18	12,687,089	0.0%	—
Tatneft PJSC	11/02/18	8,698,468	0.0%	—
Tatneft PJSC	12/15/21	71,965	0.0%	—

63	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2025 (Unaudited)

Issuer Description — (Continued)	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of August 31, 2025
Transneft PJSC	08/12/21	$683,438	0.0%	$—
Unipro PAO	12/18/19	32,903	0.0%	—
United Co. RUSAL International PJSC	11/12/21	56,186	0.0%	—
VTB Bank PJSC	01/09/20	587,690	0.0%	—

				$—

See accompanying notes to the financial statements.	64

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2025 (Unaudited)

A summary of outstanding financial instruments at August 31, 2025 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)

Buys
1,533	U.S. Treasury Note 10 Yr. (CBT)	December 2025	172,462,500	1,301,359
1,174	U.S. Treasury Note 2 Yr. (CBT)	December 2025	244,824,859	571,618
3,142	U.S. Treasury Note 5 Yr. (CBT)	December 2025	343,950,812	1,871,974
934	U.S. Treasury Ultra 10 Yr. (CBT)	December 2025	106,855,437	484,208
113	U.S. Ultra Bond (CBT)	December 2025	13,171,563	(78,537)

			$881,265,171	$4,150,622

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)

Sales
63	MSCI EAFE Index	September 2025	8,571,465	150,197
31	TOPIX Index	September 2025	6,400,790	(149,920)

			$14,972,255	$277

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount	Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Buy Protection^:
CDX.EM.S43	USD 45,000,000	1.00%	N/A	N/A	06/20/2030	Quarterly	1,593,000	866,070	(726,930)

CDX.NA.HY.S44	USD 24,992,000	5.00%	N/A	N/A	06/20/2030	Quarterly	(1,482,276)	(1,800,174)	(317,898)

							$110,724	$(934,104)	$(1,044,828)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of August 31, 2025, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Total Return on Equity Basket (k)	1 Month Federal Funds Rate minus 0.40%	GS	USD 14,581,033	06/24/2026	Monthly	—	198,406	198,406

65	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2025 (Unaudited)

Swap Contracts — continued

OTC Total Return Swaps — continued

Fund Pays	Fund Receives	Counterparty	Notional Amount	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Total Return on Equity Basket (k)	1 Month Federal Funds Rate minus 0.40%	MORD	USD 17,645,564	06/18/2027	Monthly	—	(102,059)	(102,059)

						$—	$96,347	$96,347

As of August 31, 2025, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	All or a portion of this security is out on loan (Note 2).

(c)	Securities are traded on separate exchanges for the same entity.

(d)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(e)	The security is restricted as to resale.

(f)	Investment valued using significant unobservable inputs (Note 2).
(g)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(h)	Affiliated company (Note 10).

(i)	All or a portion of this security is purchased with collateral from securities loaned.

(j)	The rate disclosed is the 7 day net yield as of August 31, 2025.

(k)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 75.

See accompanying notes to the financial statements.	66

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	INVESTMENT FUNDS — 99.8%

	United States — 99.8%
3,822,560	GMO International Equity Fund, Class IV (a)	121,633,846
2,340,454	GMO International Opportunistic Value Fund, Class IV (a)	40,349,430
499,169	GMO-Usonian Japan Value Creation Fund, Class VI (a)	12,244,615

	TOTAL INVESTMENT FUNDS (COST $137,927,855)	174,227,891

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
150,718	State Street Institutional Treasury Money Market Fund – Premier Class, 4.19% (b)	150,718

	TOTAL SHORT-TERM INVESTMENTS (COST $150,718)	150,718

	TOTAL INVESTMENTS — 99.9% (Cost $138,078,573)	174,378,609
	Other Assets and Liabilities (net) — 0.1%	204,037

	TOTAL NET ASSETS — 100.0%	$174,582,646

Notes to Schedule of Investments:

(a)	Affiliated company (Note 10).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 75.

67	See accompanying notes to the financial statements.

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	INVESTMENT FUNDS — 99.9%

	United States — 99.9%
3,770,769	GMO Emerging Markets Fund, Class VI (a)	105,506,130
4,931,502	GMO International Equity Fund, Class IV (a)	156,920,400
3,682,569	GMO International Opportunistic Value Fund, Class IV (a)	63,487,490
992,847	GMO-Usonian Japan Value Creation Fund, Class VI (a)	24,354,537

	TOTAL INVESTMENT FUNDS (COST $299,806,570)	350,268,557

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
304,217	State Street Institutional Treasury Money Market Fund – Premier Class, 4.19% (b)	304,217

	TOTAL SHORT-TERM INVESTMENTS (COST $304,217)	304,217

	TOTAL INVESTMENTS — 100.0% (Cost $300,110,787)	350,572,774
	Other Assets and Liabilities (net) — (0.0%)	(61,837)

	TOTAL NET ASSETS — 100.0%	$350,510,937

Notes to Schedule of Investments:

(a)	Affiliated company (Note 10).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 75.

See accompanying notes to the financial statements.	68

GMO MAC Implementation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Par Value† / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 139.9%

	United States — 139.9%

	U.S. Government — 84.7%
1,685,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 4.30%, due 04/30/27 (a)	1,684,795

	U.S. Government Agency — 55.2%
1,075,000	Uniform Mortgage-Backed Security, TBA, 6.00%, due 09/01/54	1,098,181

	Total United States	2,782,976

	TOTAL DEBT OBLIGATIONS (COST $2,781,388)	2,782,976

	SHORT-TERM INVESTMENTS — 18.7%

	Money Market Funds — 18.7%
372,608	State Street Institutional Treasury Money Market Fund – Premier Class, 4.19% (b)	372,608

	TOTAL SHORT-TERM INVESTMENTS (COST $372,608)	372,608

	TOTAL INVESTMENTS — 158.6% (Cost $3,153,996)	3,155,584

	Other Assets and Liabilities (net) — (58.6)%	(1,165,465)

	TOTAL NET ASSETS — 100.0%	$1,990,119

69

GMO MAC Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2025 (Unaudited)

A summary of outstanding financial instruments at August 31, 2025 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold	Currency Purchased	Net Unrealized Appreciation (Depreciation) ($)
10/30/2025	MSCI	EUR 20,500	USD 24,038	(26)
10/30/2025	SSB	EUR 5,500	USD 6,444	(12)

				$(38)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
6	U.S. Treasury Note 10 Yr. (CBT)	December 2025	675,000	5,845
7	U.S. Treasury Note 2 Yr. (CBT)	December 2025	1,459,773	3,408
9	U.S. Treasury Note 5 Yr. (CBT)	December 2025	985,219	5,818
4	U.S. Treasury Ultra 10 Yr. (CBT)	December 2025	457,625	2,119

			$3,577,617	$17,190

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
4	U.S. Long Bond (CBT)	December 2025	457,000	(1,769)
2	U.S. Ultra Bond (CBT)	December 2025	233,125	1,059

			$690,125	$(710)

+ Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount	Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.EM.S43	USD 568,000	1.00%	N/A	N/A	06/20/2030	Quarterly	10,707	10,932	225
Sell Protection^:
CDX.NA.HY.44	USD 274,000	5.00%	N/A	274,000 USD	06/20/2030	Quarterly	19,125	19,736	611

70

GMO MAC Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2025 (Unaudited)

Swap Contracts — continued

Centrally Cleared Credit Default Swaps — continued

Reference Entity	Notional Amount	Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
ITRAXX.XO.43	EUR 238,000	5.00%	N/A	238,000 EUR	06/20/2030	Quarterly	24,798	26,184	1,386

							$54,630	$56,852	$2,222

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of August 31, 2025, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity.

The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on iBoxx USD Liquid Leveraged Loans	SOFR	BNP	USD 500,000	09/20/2025	Quarterly	$(5)	$(3,024)	$(3,019)

As of August 31, 2025, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 75.

71

GMO Multi-Asset Credit Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares	Description	Value ($)

	INVESTMENT FUNDS — 97.4%

	United States — 97.4%
79,812	GMO Emerging Country Debt Fund, Class VI (a)	1,736,713
62,857	GMO High Yield Fund, Class VI (a)	1,119,480
187,686	GMO MAC Implementation Fund (a)	1,989,478
202,374	GMO Opportunistic Income Fund, Class VI (a)	4,943,987
43,120	GMO Systematic Investment Grade Credit ETF (a)	1,100,841

	TOTAL INVESTMENT FUNDS (COST $10,605,979)	10,890,499

	SHORT-TERM INVESTMENTS — 3.1%

	Money Market Funds — 3.1%
347,345	State Street Institutional Treasury Money Market Fund – Premier Class, 4.19% (b)	347,345

	TOTAL SHORT-TERM INVESTMENTS (COST $347,345)	347,345

	TOTAL INVESTMENTS — 100.5% (Cost $10,953,324)	11,237,844

	Other Assets and Liabilities (net) — (0.5%)	(55,174)

	TOTAL NET ASSETS — 100.0%	$11,182,670

Notes to Schedule of Investments:

(a)	Affiliated company (Note 10).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 75.

72

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2025 (Unaudited)

Shares / Par Value†	Description	Value ($)

	COMMON STOCKS — 0.0%

	China — 0.0%
286,000	China Zhongwang Holdings Ltd. * (a)	—

	Russia — 0.0%
2,505	LUKOIL PJSC * (a) (b)	—
5,410	Novatek PJSC (a) (b)	—

	Total Russia	—

	TOTAL COMMON STOCKS (COST $284,812)	—

	INVESTMENT FUNDS — 99.2%

	United States — 99.2%
508,087	GMO Alternative Allocation Fund, Class VI (c)	9,094,763
190,849	GMO Asset Allocation Bond Fund, Class VI (c)	3,572,692
32,347	GMO Climate Change Fund, Class III (c)	735,253
97,839	GMO Emerging Country Debt Fund, Class VI (c)	2,128,985
106,054	GMO Emerging Markets ex-China Fund, Class VI (c)	1,416,877
128,026	GMO Emerging Markets Fund, Class VI (c)	3,582,173
328,283	GMO International Equity Fund, Class IV (c)	10,445,953
285,457	GMO International Opportunistic Value
	Fund, Class IV (c)	4,921,288
170,806	GMO-Usonian Japan Value Creation Fund, Class VI (c)	4,189,860
119,558	GMO Multi-Sector Fixed Income Fund, Class IV (c)	2,112,592
61,459	GMO Quality Fund, Class VI (c)	2,133,848
72,818	GMO Resources Fund, Class VI (c)	1,470,188
92,110	GMO Small Cap Quality Fund, Class VI (c)	2,147,085
364,114	GMO U.S. Equity Fund, Class VI (c)	5,039,333
235,012	GMO U.S. Opportunistic Value Fund, Class VI (c)	5,071,571
336,695	GMO U.S. Treasury Fund, Class VI (c)	1,686,841

	TOTAL INVESTMENT FUNDS (COST $51,146,227)	59,749,302

	DEBT OBLIGATIONS — 0.3%

	United States — 0.3%
	U.S. Government — 0.3%
100,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.15%, 4.29%, due 04/30/26	100,021

Shares / Par Value†	Description	Value ($)
	United States — continued
	U.S. Government — continued
100,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 4.30%, due 07/31/27	99,975

	Total U.S. Government	199,996

	Total United States	199,996

	TOTAL DEBT OBLIGATIONS (COST $199,990)	199,996

	SHORT-TERM INVESTMENTS — 0.5%

	Money Market Funds — 0.5%
269,797	State Street Institutional Treasury Money Market Fund – Premier Class, 4.19% (d)	269,797

	TOTAL SHORT-TERM INVESTMENTS (COST $269,797)	269,797

	TOTAL INVESTMENTS — 100.0% (Cost $51,900,826)	60,219,095

	Other Assets and Liabilities (net) — 0.0%	18,007

	TOTAL NET ASSETS — 100.0%	$60,237,102

73	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2025 (Unaudited)

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of August 31, 2025

LUKOIL PJSC	04/03/20	$175,270	0.0%	$—
Novatek PJSC	02/24/22	46,169	0.0%	—

				$—

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(b)	The security is restricted as to resale.

(c)	Affiliated company (Note 10).
(d)	The rate disclosed is the 7 day net yield as of August 31, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 75.

See accompanying notes to the financial statements.	74

GMO Trust Funds

August 31, 2025 (Unaudited)

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

BNM - Bank Negara Malaysia

BRL CDI - Brazilian Interbank Offered Rate dominated in Brazilian Real.

CDI - Certificado de Deposito Interbancario

CLICP - Chilean Interbank Rate denominated in Chilean Peso.

CNY-CNREPOFIX=CFXS - China 7 Day Interbank Repo Trading Rate denominated in Chinese Reminibi.

CORRA - Canadian Overnight Repo Rate Average

ETF - Exchange-Traded Fund

EuroSTR - Euro Short-Term Rate

FBIL - Financial Benchmarks India PVT. LTD.

GDR - Global Depositary Receipt

HIBOR - Hong Kong Interbank Offered Rate

HKAB - Hong Kong Association of Banks

IBR - Indicador Bancario de Referencia

JSC - Joint-Stock Company

KLIBOR - Kuala Lumpur Interbank Offered Rate

MIBOR - Mumbai Interbank Offer Rate

NVDR - Non-Voting Depositary Receipt

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OIS - Overnight Indexed Swaps

OMO - Open Market Operations

PJSC - Private Joint-Stock Company

PLN WIBOR WIBO - Warsaw Interbank Offered Rate denominated in Polish Zloty.

PRIBOR - Prague Interbank Offered Rate

QPSC - Qatar Private Stock Company

RBOB - Reformulated Blendstock for Oxygenate Blending

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT - Real Estate Investment Trust

SAFEX - South African Futures Exchange

SARON - Swiss Average Rate Overnight

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose Financial Company)

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Overnight Interbank Average Rate

SORA - Singapore Overnight Rate Average

TBA - To Be Announced - Delayed Delivery Security

THOR - Thai Overnight Repurchase Rate

TIIE - The Interbank Equilibrium Interest Rate denominated in Mexican Peso

WIBOR - Warsaw Interbank Offered Rate

ZAR JIBAR - Johannesburg Interbank Average Rate denominated in South African Rand.

The rates shown on variable rate notes are the current interest rates at August 31, 2025, which are subject to change based on the terms of the security.

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.	MORD - Morgan Stanley Capital
BCLY - Barclays Bank PLC	Services LLC
BNP - BNP Paribas	MSCI - Morgan Stanley & Co.
BOA - Bank of America, N.A.	International PLC
CGMI - Citigroup Global Markets Inc.	SOCG - Société Générale
CITI - Citibank N.A.	SSB -State Street Bank and Trust Company
DB - Deutsche Bank AG	UBSA - UBS AG
GS - Goldman Sachs International
JPM - JPMorgan Chase Bank, N.A.

Currency Abbreviations:

AUD - Australian Dollar	KRW - South Korean Won
BRL - Brazilian Real	MXN - Mexican Peso
CAD - Canadian Dollar	MYR - Malaysian Ringgit
CHF - Swiss Franc	NGN - Nigerian Naira
CLP - Chilean Peso	NOK - Norwegian Krone
CNY - China Yuan Renminbi	NZD - New Zealand Dollar
COP - Colombian Peso	PEN - Peruvian Sol
CZK - Czech Republic Koruna	PHP - Philippines Peso
DOP - Dominican Republic Peso	PLN - Polish Zloty
EGP - Egyptian Pound	RON - Romanian New Leu
EUR - Euro	SEK - Swedish Krona
GBP - British Pound	SGD - Singapore Dollar
HKD - Hong Kong Dollar	THB - Thai Baht
HUF - Hungarian Forint	TRY - Turkish Lira
IDR - Indonesian Rupiah	TWD - Taiwan New Dollar
ILS - Israeli Shekel	USD - United States Dollar
INR - Indian Rupee	UYU - Uruguay Peso
JPY - Japanese Yen	ZAR - South African Rand

75	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2025 (Unaudited)

		Benchmark-		Global
	Alternative	Free	Benchmark-	Asset
	Allocation	Allocation	Free	Allocation
	Fundπ	Fund	Fund	Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$25,000,000	$2,330,448,585	$266,847,938	$433,852,292
Investments in unaffiliated issuers, at value (Note 2)(b)(c)	1,233,339,462	3,379,973	955,486,642	148,672
Repurchase agreements, at value (Note 2)(d)	67,025,753	—	144,999,298	—
Foreign currency, at value (Note 2)(e)	102,378	—	269,740	—
Cash	—	54	—	8
Receivable for investments sold	26,179,910	19,830,000	17,467	—
Receivable for Fund shares sold	3,900	984,193	777,853	8,584
Dividends and interest receivable	2,250,834	194,947	2,853,722	46,946
Dividend withholding tax receivable	253,877	—	331,416	—
Foreign capital gains tax refund receivable (Note 2)	34	—	102,193	—
EU tax reclaims receivable (Note 2)	—	—	1,195,677	—
Unrealized appreciation on open forward currency contracts (Note 4)	3,965,034	—	—	—
Receivable from liquidated underlying funds (Note 2)	557,181	—	—	363,168
Receivable for variation margin on open cleared swap contracts (Note 4)	8,226	—	29,209	—
Due from broker (Note 2)	3,206,866	—	55,425	—
Receivable for variation margin on open futures contracts (Note 4)	140,632	—	26,059	—
Receivable for open OTC swap contracts (Note 4)	14,175,437	—	99,244	—
Interest receivable for open OTC swap contracts (Note 4)	1,350,565	—	162,303	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	53,288	288,947	60,199	17,773

Total assets	1,377,613,377	2,355,126,699	1,373,314,385	434,437,443

Liabilities:
Investments sold short, at value (Note 2)(f)	588,645,484	—	158,722,524	—
Due to custodian	597,895	—	75,011	—
Due to broker (Note 2)	—	—	4,681	—
Payable for cash collateral from securities loaned (Note 2)	—	—	109,770	—
Payable for investments purchased	65,701,749	184,144	87,693	44,778
Payable for Fund shares repurchased	931,989	21,159,492	—	—
Accrued foreign capital gains tax payable (Note 2)	—	—	42,599	—
Payable to affiliate for (Note 5):
Management fee	437,923	1,288,698	—	—
Shareholder service fee	47,666	265,482	—	—
Payable for variation margin on open futures contracts (Note 4)	682,018	—	147,295	—
Unrealized depreciation on open forward currency contracts (Note 4)	2,214,537	—	—	—
Interest payable for open OTC swap contracts (Note 4)	697,378	—	162,303	—
Payable for open OTC swap contracts (Note 4)	2,212,270	—	43,557	—
Payable to Trustees and related expenses	7,195	24,089	11,863	4,220
Interest and dividend payable for short sales	888,315	—	229,007	—
Written options outstanding, at value (Note 4)(g)	7,933,540	—	—	—
Accrued expenses	566,789	351,004	489,081	97,215

Total liabilities	671,564,748	23,272,909	160,125,384	146,213

Commitments and contingent liabilities (Note 5)

Net assets	$706,048,629	$2,331,853,790	$1,213,189,001	$434,291,230

(a) Cost of investments – affiliated issuers:	$25,000,000	$2,147,890,943	$275,790,490	$412,974,342
(b) Cost of investments – unaffiliated issuers:	$1,174,894,907	$3,379,973	$939,397,645	$148,672
(c) Includes securities on loan at value (Note 2):	$19,894,851	$—	$8,274,043	$—
(d) Cost of investments – repurchase agreements:	$67,025,753	$—	$144,999,298	$—
(e) Cost of foreign currency:	$80,518	$—	$259,400	$—
(f) Proceeds from securities sold short:	$544,658,507	$—	$110,899,883	$—
(g) Premiums on written options:	$7,735,098	$—	$—	$—

See accompanying notes to the financial statements.	76

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2025 (Unaudited) — (Continued)

		Benchmark-		Global
	Alternative	Free	Benchmark-	Asset
	Allocation	Allocation	Free	Allocation
	Fundπ	Fund	Fund	Fund
Net assets consist of:
Paid-in capital	$692,800,429	$2,429,844,497	$1,389,097,944	$628,918,529
Distributable earnings (accumulated loss)	13,248,200	(97,990,707)	(175,908,943)	(194,627,299)

	$706,048,629	$2,331,853,790	$1,213,189,001	$434,291,230

Net assets attributable to:

Class III	$—	$735,338,988	$1,213,189,001	$411,258,444

Class IV	$—	$753,076,519	$—	$—

Class VI	$600,905,537	$—	$—	$—

Class R6	$9,254	$368,964,852	$—	$7,877,934

Class I	$105,133,838	$474,473,431	$—	$15,154,852

Shares outstanding:

Class III	—	25,076,109	57,216,681	11,242,753

Class IV	—	25,670,054	—	—

Class VI	33,572,065	—	—	—

Class R6	513	12,597,450	—	215,495

Class I	5,921,008	16,208,675	—	414,419

Net asset value per share:

Class III	$—	$29.32	$21.20	$36.58

Class IV	$—	$29.34	$—	$—

Class VI	$17.90	$—	$—	$—

Class R6	$18.04	$29.29	$—	$36.56

Class I	$17.76	$29.27	$—	$36.57

π	GMO Alternative Allocation SPC Ltd. is a 100% owned subsidiary of Alternative Allocation Fund. As such, the amounts presented for Alternative Allocation Fund are consolidated with its subsidiary.

77	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2025 (Unaudited) — (Continued)

	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Implementation Fund	International Developed Equity Allocation Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$89,425,218	$585,720,745	$638,747	$174,227,891
Investments in unaffiliated issuers, at value (Note 2)(b)(c)	96,231	277,312	2,091,424,798	150,718
Repurchase agreements, at value (Note 2)(d)	—	—	270,000,247	—
Foreign currency, at value (Note 2)(e)	—	—	532,156	—
Receivable for investments sold	—	—	17,131	—
Receivable for Fund shares sold	—	458	—	254,647
Dividends and interest receivable	343	1,254	6,346,337	628
Dividend withholding tax receivable	—	—	803,292	—
Foreign capital gains tax refund receivable (Note 2)	—	—	83,154	—
Receivable for variation margin on open cleared swap contracts (Note 4)	—	—	61,955	—
Due from broker (Note 2)	—	—	5,486,087	—
Receivable for variation margin on open futures contracts (Note 4)	—	—	53,864	—
Receivable for open OTC swap contracts (Note 4)	—	—	198,406	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	7,007	18,867	59,123	15,749

Total assets	89,528,799	586,018,636	2,375,705,297	174,649,633

Liabilities:
Investments sold short, at value (Note 2)(f)	—	—	332,670,735	—
Due to custodian	—	—	134,505	—
Due to broker (Note 2)	—	—	9,923	—
Payable for cash collateral from securities loaned (Note 2)	—	—	799,584	—
Payable for investments purchased	—	—	174,079	—
Payable for Fund shares repurchased	—	119,277	16,515,000	—
Accrued foreign capital gains tax payable (Note 2)	—	—	145,292	—
Payable for variation margin on open futures contracts (Note 4)	—	—	336,795	—
Payable for open OTC swap contracts (Note 4)	—	—	102,059	—
Payable to Trustees and related expenses	1,077	6,199	21,333	3,920
Interest and dividend payable for short sales	—	—	309,787	—
Accrued expenses	45,951	113,834	820,220	63,067

Total liabilities	47,028	239,310	352,039,312	66,987

Net assets	$89,481,771	$585,779,326	$2,023,665,985	$174,582,646

(a) Cost of investments – affiliated issuers:	$74,059,945	$510,418,398	$638,747	$137,927,855
(b) Cost of investments – unaffiliated issuers:	$96,231	$277,312	$2,170,925,701	$150,718
(c) Includes securities on loan at value (Note 2):	$—	$—	$29,316,491	$—
(d) Cost of investments – repurchase agreements:	$—	$—	$270,000,247	$—
(e) Cost of foreign currency:	$—	$—	$442,679	$—
(f) Proceeds from securities sold short:	$—	$—	$228,815,639	$—

See accompanying notes to the financial statements.	78

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2025 (Unaudited) — (Continued)

	Global			International
	Developed	Global		Developed
	Equity	Equity		Equity
	Allocation	Allocation	Implementation	Allocation
	Fund	Fund	Fund	Fund
Net assets consist of:
Paid-in capital	$141,919,058	$634,352,847	$2,695,926,649	$289,552,853
Distributable earnings (accumulated loss)	(52,437,287)	(48,573,521)	(672,260,664)	(114,970,207)

	$89,481,771	$585,779,326	$2,023,665,985	$174,582,646

Net assets attributable to:

Core Class	$—	$—	$2,023,665,985	$—

Class III	$89,481,771	$528,969,328	$—	$2,455,196

Class R6	$—	$52,689,128	$—	$172,127,450

Class I	$—	$4,120,870	$—	$—

Shares outstanding:

Core Class	—	—	137,699,111	—

Class III	3,025,968	15,904,169	—	110,595

Class R6	—	1,584,384	—	7,754,535

Class I	—	124,010	—	—

Net asset value per share:

Core Class	$—	$—	$14.70	$—

Class III	$29.57	$33.26	$—	$22.20

Class R6	$—	$33.26	$—	$22.20

Class I	$—	$33.23	$—	$—

79	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2025 (Unaudited) — (Continued)

	International			Strategic
	Equity	MAC	Multi-Asset	Opportunities
	Allocation	Implementation	Credit	Allocation
	Fund	Fund	Fund	Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$350,268,557	$—	$10,890,499	$59,749,302
Investments in unaffiliated issuers, at value (Note 2)(b)	304,217	3,155,584	347,345	469,793
Foreign currency, at value (Note 2)(c)	—	—	—	1,904
Cash	—	—	11	—
Receivable for Fund shares sold	391	—	—	53,122
Dividends and interest receivable	1,621	7,785	25,789	14,521
Dividend withholding tax receivable	—	—	—	14,651
Foreign capital gains tax refund receivable (Note 2)	—	—	—	34
Due from broker (Note 2)	—	120	—	—
Receivable for variation margin on open futures contracts (Note 4)	—	2,902	—	—
Interest receivable for open OTC swap contracts (Note 4)	—	5,574	—	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	12,492	18,186	10,921	14,683
Miscellaneous receivable	—	—	5,829	—

Total assets	350,587,278	3,190,151	11,280,394	60,318,010

Liabilities:
Payable for investments purchased	—	1,095,198	19,793	7,899
Payable to affiliate for (Note 5):
Management fee	—	—	3,306	—
Shareholder service fee	—	—	945	—
Payable for variation margin on open cleared swap contracts (Note 4)	—	706	—	—
Unrealized depreciation on open forward currency contracts (Note 4)	—	38	—	—
Interest payable for open OTC swap contracts (Note 4)	—	1,152	—	—
Payable for open OTC swap contracts (Note 4)	—	3,024	—	—
Payable to Trustees and related expenses	3,845	22	100	2,171
Accrued expenses	72,496	99,892	73,580	70,838

Total liabilities	76,341	1,200,032	97,724	80,908

Net assets	$350,510,937	$1,990,119	$11,182,670	$60,237,102

(a) Cost of investments – affiliated issuers:	$299,806,570	$—	$10,605,979	$51,146,227
(b) Cost of investments – unaffiliated issuers:	$304,217	$3,153,996	$347,345	$754,599
(c) Cost of foreign currency:	$—	$—	$—	$1,879

See accompanying notes to the financial statements.	80

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2025 (Unaudited) — (Continued)

	International			Strategic
	Equity	MAC	Multi-Asset	Opportunities
	Allocation	Implementation	Credit	Allocation
	Fund	Fund	Fund	Fund
Net assets consist of:
Paid-in capital	$471,549,885	$1,864,500	$10,750,000	$52,933,170
Distributable earnings (accumulated loss)	(121,038,948)	125,619	432,670	7,303,932

	$350,510,937	$1,990,119	$11,182,670	$60,237,102

Net assets attributable to:

Core Class	$—	$1,990,119	$—	$—

Class III	$93,792,937	$—	$—	$60,237,102

Class IV	$—	$—	$11,182,670	$—

Class R6	$256,718,000	$—	$—	$—

Shares outstanding:

Core Class	—	187,687	—	—

Class III	2,631,557	—	—	3,505,202

Class IV	—	—	537,110	—

Class R6	7,206,024	—	—	—

Net asset value per share:

Core Class	$—	$10.60	$—	$—

Class III	$35.64	$—	$—	$17.19

Class IV	$—	$—	$20.82	$—

Class R6	$35.63	$—	$—	$—

81	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations —Six Months Ended August 31, 2025 (Unaudited)

		Benchmark-		Global
	Alternative	Free	Benchmark-	Asset
	Allocation	Allocation	Free	Allocation
	Fundπ	Fund	Fund	Fund
Investment income:
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$11,486,865	$50,838	$16,879,843	$6,721
Dividends from affiliated issuers (Note 10)	550,895	18,366,835	1,454,501	3,033,244
Interest	6,598,950	587	8,527,301	1,467
Non-cash dividends from unaffilliated issuers	1,462,844	—	—	—
Securities lending income from affiliated issuers (net)	—	—	42,070	—
Securities lending income (net)	—	—	23,921	—
Other income	923	—	310	—

Total investment income	20,100,477	18,418,260	26,927,946	3,041,432

Expenses:
Management fee (Note 5)	2,553,362	7,447,733	—	—
Shareholder service fee – Class III (Note 5)	—	574,716	—	—
Shareholder service fee – Class IV (Note 5)	—	364,786	—	—
Shareholder service fee – Class VI (Note 5)	163,387	—	—	—
Shareholder service fee – Class R6 (Note 5)	10	259,129	—	—
Shareholder service fee – Class I (Note 5)	115,950	337,684	—	—
Audit and tax fees	83,944	19,868	73,286	24,340
Custodian, fund accounting, administration and transfer agent fees	370,471	288,018	268,429	53,528
Dividend expense on short sales	6,192,129	—	1,259,601	—
Legal fees	14,138	40,986	17,834	6,335
Registration fees	18,844	23,376	1,819	17,328
Trustees’ fees and related expenses (Note 5)	25,962	78,973	40,356	13,713
Interest expense and borrowing costs for investments sold short (Note 2)	1,619,576	—	442,529	—
Miscellaneous	51,504	5,140	83,810	1,415

Total expenses	11,209,277	9,440,409	2,187,664	116,659
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(335,980)	(123,786)	(329,191)	(94,056)
Indirectly incurred management fees waived or borne by GMO (Note 5)	(10,080)	(1,650,840)	—	—
Indirectly incurred shareholder service fees waived or borne by GMO (Note 5)	—	(171,718)	—	—

Net expenses	10,863,217	7,494,065	1,858,473	22,603

Net investment income (loss)	9,237,260	10,924,195	25,069,473	3,018,829

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	32,534,384	—	37,356,231	—
Investments in affiliated issuers	—	20,555,866	(1,131,803)	(3,097,647)
Investments in securities sold short	(12,976,283)	—	(9,015,397)	—
Realized gain distributions from affiliated issuers (Note 10)	—	9,555,645	4,863,977	8,810,551
Futures contracts	9,965,116	—	1,580,229	—
Written options	(12,153,827)	—	—	—
Swap contracts	(1,772,543)	—	(3,603,188)	—
Forward currency contracts	7,504,186	—	—	—
Foreign currency and foreign currency related transactions	112,203	—	172,653	—

Net realized gain (loss)	23,213,236	30,111,511	30,222,702	5,712,904

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	45,747,789	—	61,722,476	—
Investments in affiliated issuers	—	195,777,233	12,682,432	34,125,383
Investments in securities sold short	(41,246,053)	—	(8,780,393)	—
Futures contracts	(9,087,215)	—	687,431	—
Written options	697,159	—	—	—
Swap contracts	667,336	—	(469,040)	—
Forward currency contracts	1,374,446	—	—	—
Foreign currency and foreign currency related transactions	94,031	—	216,725	—

Net change in unrealized appreciation (depreciation)	(1,752,507)	195,777,233	66,059,631	34,125,383

Net realized and unrealized gain (loss)	21,460,729	225,888,744	96,282,333	39,838,287

Net increase (decrease) in net assets resulting from operations	$30,697,989	$236,812,939	$121,351,806	$42,857,116

(a) Withholding tax:	$909,649	$—	$1,613,871	$—
(b) Foreign capital gains tax (benefit) on net realized gain (loss):	$(35)	$—	$(23,090)	$—

See accompanying notes to the financial statements.	82

GMO Trust Funds

Statements of Operations —Six Months Ended August 31, 2025 (Unaudited) — (Continued)

		Benchmark-		Global
	Alternative	Free	Benchmark-	Asset
	Allocation	Allocation	Free	Allocation
	Fundπ	Fund	Fund	Fund
(c) Foreign capital gains tax (benefit) on change in net unrealized appreciation (depreciation):	$—	$—	$42,657	$—

π	GMO Alternative Allocation SPC Ltd. is a 100% owned subsidiary of Alternative Allocation Fund. As such, the amounts presented for Alternative Allocation Fund are consolidated with its subsidiary.

83	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations —Six Months Ended August 31, 2025 (Unaudited) — (Continued)

	Global			International
	Developed	Global		Developed
	Equity	Equity		Equity
	Allocation	Allocation	Implementation	Allocation
	Fund	Fund	Fundß	Fund
Investment income:
Dividends from affiliated issuers (Note 10)	$663,833	$4,134,409	$—	$3,706,171
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	1,647	7,643	36,487,360	6,507
Interest	54	552	18,146,963	121
Securities lending income from affiliated issuers (net)	—	—	59,862	—
Securities lending income (net)	—	—	65,607	—
Other income (Note 2)	—	—	211,869	—

Total investment income	665,534	4,142,604	54,971,661	3,712,799

Expenses:
Audit and tax fees	16,849	19,651	124,030	20,402
Custodian, fund accounting, administration and transfer agent fees	13,214	52,199	352,973	32,717
Dividend expense on short sales	—	—	2,650,051	—
Legal fees	1,400	10,340	45,428	5,243
Registration fees	1,069	16,407	447	10,922
Trustees’ fees and related expenses (Note 5)	3,002	20,237	67,570	11,780
Interest expense and borrowing costs for investments sold short (Note 2)	—	—	907,560	—
Miscellaneous	217	2,707	118,593	5,341

Total expenses	35,751	121,541	4,266,652	86,405
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(32,472)	(97,655)	(349,055)	(74,011)
Indirectly incurred management fees waived or borne by GMO (Note 5)	—	—	(4,304)	—

Net expenses	3,279	23,886	3,913,293	12,394

Net investment income (loss)	662,255	4,118,718	51,058,368	3,700,405

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	—	—	80,417,000	—
Investments in affiliated issuers	(341,811)	(3,471,268)	(1,039)	53,006,657
Investments in securities sold short	—	—	(22,580,474)	—
Realized gain distributions from affiliated issuers (Note 10)	2,690,932	17,131,985	—	2,080,473
Futures contracts	—	—	4,897,776	—
Swap contracts	—	—	(7,170,441)	—
Foreign currency and foreign currency related transactions	—	—	27,366	—

Net realized gain (loss)	2,349,121	13,660,717	55,590,188	55,087,130 *

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	—	—	140,878,758	—
Investments in affiliated issuers	7,215,367	57,143,292	210	(3,447,117)
Investments in securities sold short	—	—	(13,727,652)	—
Futures contracts	—	—	1,069,397	—
Swap contracts	—	—	(1,087,131)	—
Foreign currency and foreign currency related transactions	—	—	446,216	—

Net change in unrealized appreciation (depreciation)	7,215,367	57,143,292	127,579,798	(3,447,117)

Net realized and unrealized gain (loss)	9,564,488	70,804,009	183,169,986	51,640,013

Net increase (decrease) in net assets resulting from operations	$10,226,743	$74,922,727	$234,228,354	$55,340,418

(a) Withholding tax:	$—	$—	$3,511,865	$—
(b) Foreign capital gains tax (benefit) on net realized gain (loss):	$—	$—	$(69,255)	$—
(c) Foreign capital gains tax (benefit) on change in net unrealized appreciation (depreciation):	$—	$—	$145,292	$—

*	For the details related to in-kind redemption realized gain (loss) please refer to Note 6.
ß

GMO Implementation SPC Ltd. was a 100% owned subsidiary of Implementation Fund through August 28, 2025. As such, the amounts presented for Implementation Fund are consolidated with its subsidiary through August 28, 2025 (Note 2).

See accompanying notes to the financial statements.	84

GMO Trust Funds

Statements of Operations —Six Months Ended August 31, 2025 (Unaudited) — (Continued)

	International			Strategic
	Equity	MAC	Multi-Asset	Opportunities
	Allocation	Implementation	Credit	Allocation
	Fund	Fund*	Fund*	Fund
Investment income:
Dividends from affiliated issuers (Note 10)	$2,689,208	$—	$117,582	$657,650
Dividends from unaffiliated issuers	7,104	2,968	2,050	208
Interest	62	22,585	70	2,957

Total investment income	2,696,374	25,553	119,702	660,815

Expenses:
Management fee (Note 5)	—	—	10,578	—
Shareholder service fee – Class IV (Note 5)	—	—	3,022	—
Organizational expenses	—	47,647	51,349	—
Audit and tax fees	17,193	33,910	9,012	32,087
Custodian, fund accounting, administration and transfer agent fees	33,271	18,367	9,679	40,900
Legal fees	5,226	2,655	2,069	2,772
Registration fees	8,382	419	838	1,115
Trustees’ fees and related expenses (Note 5)	11,763	42	218	5,696
Miscellaneous	558	1,425	1,570	9,701

Total expenses	76,393	104,465	88,335	92,271
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(64,023)	(104,423)	(73,880)	(73,822)
Indirectly incurred management fees waived or borne by GMO (Note 5)	—	—	(8,801)	—
Indirectly incurred shareholder service fees waived or borne by GMO (Note 5)	—	—	(1,177)	—

Net expenses	12,370	42	4,477	18,449

Net investment income (loss)	2,684,004	25,511	115,225	642,366

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(a)	—	16,364	—	98,221
Investments in affiliated issuers	3,778,720	—	32,925	8,014,352
Realized gain distributions from affiliated issuers (Note 10)	1,519,813	—	—	2,930,826
Futures contracts	—	42,179	—	—
Swap contracts	—	24,593	—	(99,072)
Forward currency contracts	—	(258)	—	—
Foreign currency and foreign currency related transactions	—	(11)	—	3,536

Net realized gain (loss)	5,298,533	82,867	32,925	10,947,863

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	—	1,588	—	(77,591)
Investments in affiliated issuers	53,271,438	—	284,520	1,583,392
Futures contracts	—	16,480	—	—
Swap contracts	—	(797)	—	10,736
Forward currency contracts	—	(38)	—	—
Foreign currency and foreign currency related transactions	—	8	—	4,864

Net change in unrealized appreciation (depreciation)	53,271,438	17,241	284,520	1,521,401

Net realized and unrealized gain (loss)	58,569,971	100,108	317,445	12,469,264

Net increase (decrease) in net assets resulting from operations	$61,253,975	$125,619	$432,670	$13,111,630

(a) Foreign capital gains tax (benefit) on net realized gain (loss):	$—	$—	$—	$(35)

*	Period from May 21, 2025 (commencement of operations) through August 31, 2025.

85	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets

	Alternative Allocation Fundπ		Benchmark- Free Allocation Fund

	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$9,237,260	$3,802,798	$10,924,195	$114,808,781

Net realized gain (loss)	23,213,236	(7,304,941)	30,111,511	74,823,014

Change in net unrealized appreciation (depreciation)	(1,752,507)	13,693,922	195,777,233	(6,073,812)

Net increase (decrease) in net assets from operations	30,697,989	10,191,779	236,812,939	183,557,983

Distributions to shareholders:

Class III	—	—	(1,206,215)	(42,903,798)

Class IV	—	—	(1,339,779)	(36,014,354)

Class VI	(19,879,938)	(1,552,680)	—	—

Class R6	(298)	(265)	(606,295)	(15,264,211)

Class I	(3,450,005)	(3,921,079)	(615,288)	(20,613,274)

Total distributions	(23,330,241)	(5,474,024)	(3,767,577)	(114,795,637)

Net share transactions (Note 9):

Class III	—	—	(224,636,368)	(216,310,006)

Class IV	—	—	(30,564,671)	(201,237,737)

Class VI	(6,832,365)	545,718,782	—	—

Class MF	—	—	—	(799,411,269)*

Class R6	817	2,916	13,211,334	13,607,541

Class I	(2,739,701)	(30,937,331)	(1,269,658)	59,501,200

Increase (decrease) in net assets resulting from net share transactions	(9,571,249)	514,784,367	(243,259,363)	(1,143,850,271)

Total increase (decrease) in net assets	(2,203,501)	519,502,122	(10,214,001)	(1,075,087,925)

Net assets:

Beginning of period	708,252,130	188,750,008	2,342,067,791	3,417,155,716

End of period	$706,048,629	$708,252,130	$2,331,853,790	$2,342,067,791

*	Class MF liquidated on March 12, 2024.
π	GMO Alternative Allocation SPC Ltd. is a 100% owned subsidiary of Alternative Allocation Fund. As such, the amounts presented for Alternative Allocation Fund are consolidated with its subsidiary.

See accompanying notes to the financial statements.	86

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Benchmark- Free Fund		Global Asset Allocation Fund

	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$25,069,473	$45,611,603	$3,018,829	$13,331,010

Net realized gain (loss)	30,222,702	80,140,084	5,712,904	5,676,788

Change in net unrealized appreciation (depreciation)	66,059,631	(42,626,231)	34,125,383	8,427,584

Net increase (decrease) in net assets from operations	121,351,806	83,125,456	42,857,116	27,435,382

Distributions to shareholders:

Class III	(8,702,697)	(56,278,876)	(511,355)	(16,603,775)

Class R6	—	—	(10,306)	(367,015)

Class I	—	—	(14,102)	(612,096)

Total distributions	(8,702,697)	(56,278,876)	(535,763)	(17,582,886)

Net share transactions (Note 9):

Class III	(46,131,079)	28,302,450	15,038,212	13,056,649

Class R6	—	—	(845,600)	(1,690,115)

Class I	—	—	(647,455)	1,810,084

Increase (decrease) in net assets resulting from net share transactions	(46,131,079)	28,302,450	13,545,157	13,176,618

Total increase (decrease) in net assets	66,518,030	55,149,030	55,866,510	23,029,114

Net assets:

Beginning of period	1,146,670,971	1,091,521,941	378,424,720	355,395,606

End of period	$1,213,189,001	$1,146,670,971	$434,291,230	$378,424,720

87	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Global Developed Equity Allocation Fund		Global Equity Allocation Fund

	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$662,255	$2,103,828	$4,118,718	$19,149,524

Net realized gain (loss)	2,349,121	3,547,180	13,660,717	13,195,351

Change in net unrealized appreciation (depreciation)	7,215,367	2,953,542	57,143,292	36,250,420

Net increase (decrease) in net assets from operations	10,226,743	8,604,550	74,922,727	68,595,295

Distributions to shareholders:

Class III	(102,459)	(3,774,722)	(493,631)	(27,561,704)

Class R6	—	—	(48,383)	(2,319,408)

Class I	—	—	(2,624)	(244,789)

Total distributions	(102,459)	(3,774,722)	(544,638)	(30,125,901)

Net share transactions (Note 9):

Class III	102,458	3,770,078	(70,222,419)	(186,173,650)

Class R6	—	—	219,507	2,446,299

Class I	—	—	(1,259,590)	(7,393,214)

Increase (decrease) in net assets resulting from net share transactions	102,458	3,770,078	(71,262,502)	(191,120,565)

Total increase (decrease) in net assets	10,226,742	8,599,906	3,115,587	(152,651,171)

Net assets:

Beginning of period	79,255,029	70,655,123	582,663,739	735,314,910

End of period	$89,481,771	$79,255,029	$585,779,326	$582,663,739

See accompanying notes to the financial statements.	88

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Implementation Fundß		International Developed Equity Allocation Fund

	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$51,058,368	$89,112,656	$3,700,405	$12,373,383

Net realized gain (loss)	55,590,188	149,961,659	55,087,130	1,006,045

Change in net unrealized appreciation (depreciation)	127,579,798	(48,201,259)	(3,447,117)	32,528,215

Net increase (decrease) in net assets from operations	234,228,354	190,873,056	55,340,418	45,907,643

Distributions to shareholders:

Core Class	(16,867,792)	(129,012,841)	—	—

Class III	—	—	(143,022)	(8,022,571)

Class R6	—	—	(113,721)	(6,273,861)

Total distributions	(16,867,792)	(129,012,841)	(256,743)	(14,296,432)

Net share transactions (Note 9):

Core Class	(185,188,331)	(1,299,792,491)	—	—

Class III	—	—	(203,788,939)	(101,009,333)

Class R6	—	—	5,903,721	121,279,340

Increase (decrease) in net assets resulting from net share transactions	(185,188,331)	(1,299,792,491)	(197,885,218)	20,270,007

Total increase (decrease) in net assets	32,172,231	(1,237,932,276)	(142,801,543)	51,881,218

Net assets:

Beginning of period	1,991,493,754	3,229,426,030	317,384,189	265,502,971

End of period	$2,023,665,985	$1,991,493,754	$174,582,646	$317,384,189

ß

GMO Implementation SPC Ltd. was a 100% owned subsidiary of Implementation Fund through August 28, 2025. As such, the amounts presented for Implementation Fund are consolidated with its subsidiary through August 28, 2025 (Note 2).

89	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	International Equity Allocation Fund		MAC Implementation Fund

	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Period from May 21, 2025 (commencement of operations) through August 31, 2025

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$2,684,004	$13,865,215	$25,511

Net realized gain (loss)	5,298,533	(5,875,559)	82,867

Change in net unrealized appreciation (depreciation)	53,271,438	29,249,493	17,241

Net increase (decrease) in net assets from operations	61,253,975	37,239,149	125,619

Distributions to shareholders:

Class III	(102,670)	(5,473,723)	—

Class R6	(271,047)	(13,183,121)	—

Total distributions	(373,717)	(18,656,844)	—

Net share transactions (Note 9):

Core Class	—	—	1,864,500

Class III	(19,349,294)	6,864,271	—

Class R6	(12,146,962)	(9,846,349)	—

Increase (decrease) in net assets resulting from net share transactions	(31,496,256)	(2,982,078)	1,864,500

Total increase (decrease) in net assets	29,384,002	15,600,227	1,990,119

Net assets:

Beginning of period	321,126,935	305,526,708	—

End of period	$350,510,937	$321,126,935	$1,990,119

See accompanying notes to the financial statements.	90

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Multi-Asset Credit Fund	Strategic Opportunities Allocation Fund

	Period from May 21, 2025 (commencement of operations) through August 31, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$115,225	$642,366	$7,282,046

Net realized gain (loss)	32,925	10,947,863	6,332,485

Change in net unrealized appreciation (depreciation)	284,520	1,521,401	827,899

Net increase (decrease) in net assets from operations	432,670	13,111,630	14,442,430

Distributions to shareholders:

Class III	—	(8,730,702)	(10,037,862)

Total distributions	—	(8,730,702)	(10,037,862)

Net share transactions (Note 9):

Class III	—	(115,511,691)	(51,070,491)

Class IV	10,750,000	—	—

Increase (decrease) in net assets resulting from net share transactions	10,750,000	(115,511,691)	(51,070,491)

Total increase (decrease) in net assets	11,182,670	(111,130,763)	(46,665,923)

Net assets:

Beginning of period	—	171,367,865	218,033,788

End of period	$11,182,670	$60,237,102	$171,367,865

91	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Cash Flows —Six Months Ended August 31, 2025

	Alternative Allocation Fund (Unaudited)π	Benchmark- Free Fund (Unaudited)	Implementation Fund (Unaudited)ß
Cash flows from operating activities:
Net increase (decrease) in net assets resulting from operations	$30,697,989	$121,351,806	$234,228,354

Adjustments to reconcile net increase (decrease) in net assets resulting from operations to netcash provided by (used in) operating activities:
Net change in unrealized (appreciation) depreciation	1,752,507	(66,059,631)	(127,579,798)
Net realized (gain) loss	(23,213,236)	(30,222,702)	(55,590,188)
Cost of purchase of investments held long	(1,930,712,967)	(646,388,440)	(1,208,444,809)
Cost of purchase of investments held short	(664,352,380)	(56,009,374)	(131,254,961)
Proceeds from investments held long	2,054,789,479	685,482,316	1,569,032,259
Proceeds of sales to securities sold short	596,705,269	44,570,988	93,016,156
Net accretion of discount and amortization of premium	(4,108)	21,502	629,223
Short-term investments, net	(14,646,664)	4,821,640	(198,247,631)
Realized gain distributions from affiliated issuers	—	4,863,977	—
Cash flows related to derivative transactions:
Futures contracts	883,169	3,231,136	8,198,561
Written option contracts	(8,545,918)	—	—
Swap contracts	(8,159,764)	(3,980,848)	(7,943,482)
Forward currency contracts	7,504,186	—	—
Foreign currency and foreign currency related transactions	206,234	389,378	473,582
Change in assets and liabilities:
(Increase) decrease in due from broker	(1,244,185)	(35,848)	68,388
(Increase) decrease in dividends and interest receivable	(381,449)	(812,025)	(930,897)
(Increase) decrease in dividend tax withholding	(217,540)	15,681	147,073
(Increase) decrease in receivable for expenses reimbursed and/or waived by GMO	(50,915)	(52,125)	(58,099)
(Increase) decrease in interest receivable for open OTC swap contracts	(1,028,354)	(148,671)	34,181
(Increase) decrease in receivable for closed swap contracts	299,731	—	—
(Increase) decrease in foreign capital gains tax refund receivable	(34)	(21,326)	(67,294)
(Increase) decrease in receivable from liquidated underlying funds	(119,379)	—	—
(Increase) decrease in EU tax reclaims receivable	—	(135,471)	—
Increase (decrease) in payable to affiliate for:
Management fee	41,438	—	—
Shareholder service fee	3,034	—	—
Increase (decrease) in due to custodian	(7,723,768)	(249,142)	134,505
Increase (decrease) in due to broker	(357,575)	4,681	(26,285)
Increase (decrease) in dividends and interest payable	38,045	151,197	136,688
Increase (decrease) in payable for closed swap contracts	(34,470)	(27,959)	(51,827)
Increase (decrease) in payable to Trustees and related expenses	6,410	7,336	10,162
Increase (decrease) in interest payable for OTC swap contracts	621,251	162,303	—
Increase (decrease) in accrued foreign capital gains tax payable	—	(58)	—
Increase (decrease) in payable for cash collateral from securities loaned	—	(5,094,811)	(3,422,189)
Increase (decrease) in accrued expenses	149	(136,480)	(308,408)

Net cash provided by (used in) operating activities	32,756,185	55,699,030	172,183,264

Cash flows from financing activities:
Proceeds from shares sold	27,380,345	2,056,864	51,299,060
Shares repurchased	(57,464,210)	(57,366,077)	(237,520,517)
Cash distributions paid	(2,704,660)	(302,416)	—

Net cash provided by (used in) financing activities	(32,788,525)	(55,611,629)	(186,221,457)

Net increase (decrease) in cash	(32,340)	87,401	(14,038,193)
Cash, beginning of period	134,718	182,339	14,570,349

Cash, end of period	$102,378	$269,740	$532,156

Supplemental disclosure of cash flow information:
Cash paid during the period for:

See accompanying notes to the financial statements.	92

GMO Trust Funds

Statements of Cash Flows —Six Months Ended August 31, 2025 — (Continued)

	Alternative Allocation Fund (Unaudited)π	Benchmark- Free Fund (Unaudited)	Implementation Fund (Unaudited)ß
Interest on swap contracts	$4,227,969	$976,824	$—

π	GMO Alternative Allocation SPC Ltd. is a 100% owned subsidiary of Alternative Allocation Fund. As such, the amounts presented for Alternative Allocation Fund are consolidated with its subsidiary.
ß

GMO Implementation SPC Ltd. was a 100% owned subsidiary of Implementation Fund through August 28, 2025. As such, the amounts presented for Implementation Fund are consolidated with its subsidiary through August 28, 2025 (Note 2).

93	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

ALTERNATIVE ALLOCATION FUNDπ

	Class VI Shares
	Six Months Ended August 31, 2025		Year Ended February 28/29,
	(Unaudited)		2025		2024		2023	2022	2021

Net asset value, beginning of period	$17.73		$18.40		$18.49		$18.08	$18.99	$19.45

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.24		0.27		0.58	(b)	0.26	0.05	(0.02)

Net realized and unrealized gain (loss)	0.54		(0.36	)(c)	0.28		0.32	(0.23)	0.03 (c)

Total from investment operations	0.78		(0.09)		0.86		0.58	(0.18)	0.01

Less distributions to shareholders:

From net investment income	(0.03)		(0.50)		(0.95)		—	—	(0.47)

From net realized gains	(0.58)		(0.08)		—		(0.17)	(0.73)	—

Total distributions	(0.61)		(0.58)		(0.95)		(0.17)	(0.73)	(0.47)

Net asset value, end of period	$17.90		$17.73		$18.40		$18.49	$18.08	$18.99

Total Return(d)	4.49	%**	(0.43)%		4.68	%(e)	3.25%	(0.99)%	0.01%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$600,906		$601,324		$45,347		$49,257	$130,896	$230,386

Net operating expenses to average daily net assets(f)	0.83	%*	0.84%		0.82%		0.81%	0.80%	0.76%

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(g)	2.23	%*	1.66%		0.85%		0.61%	0.51%	0.49%

Total net expenses to average daily net assets(f)	3.06	%*	2.50%		1.67%		1.42%	1.31%	1.25%

Net investment income (loss) to average daily net assets(a)	2.68	%*	1.47%		3.15	%(b)	1.44%	0.29%	(0.10)%

Portfolio turnover rate(h)	391	%**	1,129%		514%		337%	572%	410%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(i)	0.09	%*	0.18%		0.34%		0.35%	0.17%	0.15%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaim receivables attributed to liquidated underlying funds (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 29, 2024
$115,562
2.90%

(c)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(d)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(e)	EU tax reclaim payment receivable attributed to liquidated underlying funds during the year had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 29, 2024
0.24%

(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(h)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	376%	1,119%	N/A	N/A	572%	411%

See accompanying notes to the financial statements.	94

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

ALTERNATIVE ALLOCATION FUND (continued)π

(i)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.
π	GMO Alternative Allocation SPC Ltd. is a 100% owned subsidiary of Alternative Allocation Fund. As such, the amounts presented for Alternative Allocation Fund are consolidated with its subsidiary.

95	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

ALTERNATIVE ALLOCATION FUND (continued)π

	Class R6 Shares

	Six Months Ended August 31, 2025 (Unaudited)		Year Ended February 28/29,							Period from July 31, 2020 (commencement of operations) through February 28,
			2025		2024		2023	2022		2021
Net asset value, beginning of period	$17.87		$18.50		$18.58		$18.18	$18.95		$19.33

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.23		0.35		0.56	(b)	0.23	(0.00	)(c)	(0.03)

Net realized and unrealized gain (loss)	0.53		(0.46	)(d)	0.29		0.34	(0.04)		0.07	(d)

Total from investment operations	0.76		(0.11)		0.85		0.57	(0.04)		0.04

Less distributions to shareholders:

From net investment income	(0.01)		(0.44)		(0.93)		—	—		(0.42)

From net realized gains	(0.58)		(0.08)		—		(0.17)	(0.73)		—

Total distributions	(0.59)		(0.52)		(0.93)		(0.17)	(0.73)		(0.42)

Net asset value, end of period	$18.04		$17.87		$18.50		$18.58	$18.18		$18.95

Total Return(e)	4.35	%**	(0.53)%		4.60	%(f)	3.17%	(0.23)%		0.16	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$9		$8		$6		$4	$22		$478

Net operating expenses to average daily net assets(g)	0.99	%*	0.99%		0.98%		0.98%	0.97%		0.93	%*

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(h)	2.23	%*	1.16%		0.85%		0.61%	0.58%		0.53	%*

Total net expenses to average daily net assets(g)	3.22	%*	2.15%		1.83%		1.59%	1.55%		1.46	%*

Net investment income (loss) to average daily net assets(a)	2.54	%*	1.91%		2.98	%(b)	1.27%	0.01%		(0.26	)%*

Portfolio turnover rate(i)	391	%**	1,129%		514%		337%	572%		410	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(j)	0.09	%*	0.28%		0.32%		0.35%	0.13%		0.16	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaim receivables attributed to liquidated underlying funds (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 29,
2024
$ 13
2.71%

(c)	Rounds to less than $0.01.
(d)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(e)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(f)	EU tax reclaim payment receivable attributed to liquidated underlying funds during the year had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 29,
2024
0.24%

See accompanying notes to the financial statements.	96

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

ALTERNATIVE ALLOCATION FUND (continued)π

(g)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(h)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(i)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31,	February 28,	February 29,	February 28,	February 28,	February 28,
	2025	2025	2024	2023	2022	2021

Portfolio turnover rate including transactions in USTF	376%	1,119%	N/A	N/A	572%	411%

(j)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.
π	GMO Alternative Allocation SPC Ltd. is a 100% owned subsidiary of Alternative Allocation Fund. As such, the amounts presented for Alternative Allocation Fund are consolidated with its subsidiary.

97	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

ALTERNATIVE ALLOCATION FUND (continued)π

	Class I Shares
	Six Months Ended August 31, 2025		Year Ended February 28/29,
	(Unaudited)		2025		2024		2023	2022	2021

Net asset value, beginning of period	$17.60		$18.26		$18.37		$18.01	$18.96	$19.44

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.21		0.33		0.53	(b)	0.23	0.01	(0.09)

Net realized and unrealized gain (loss)	0.54		(0.46	)(c)	0.27		0.30	(0.23)	0.04 (c)

Total from investment operations	0.75		(0.13)		0.80		0.53	(0.22)	(0.05)

Less distributions to shareholders:

From net investment income	(0.01)		(0.45)		(0.91)		—	—	(0.43)

From net realized gains	(0.58)		(0.08)		—		(0.17)	(0.73)	—

Total distributions	(0.59)		(0.53)		(0.91)		(0.17)	(0.73)	(0.43)

Net asset value, end of period	$17.76		$17.60		$18.26		$18.37	$18.01	$18.96

Total Return(d)	4.34	%**	(0.69)%		4.38	%(e)	2.98%	(1.21)%	(0.30)%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$105,134		$106,920		$143,397		$146,410	$148,247	$268,473

Net operating expenses to average daily net assets(f)	1.11	%*	1.11%		1.10%		1.08%	1.07%	1.02%

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(g)	2.23	%*	1.14%		0.85%		0.60%	0.50%	0.51%

Total net expenses to average daily net assets(f)	3.34	%*	2.25%		1.95%		1.68%	1.57%	1.53%

Net investment income (loss) to average daily net assets(a)	2.41	%*	1.86%		2.87	%(b)	1.31%	0.06%	(0.44)%

Portfolio turnover rate(h)	391	%**	1,129%		514%		337%	572%	410%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(i)	0.13	%*	0.32%		0.35%		0.37%	0.19%	0.15%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaim receivables attributed to liquidated underlying funds (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 29,
2024
$352,330
2.62%

(c)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(d)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(e)	EU tax reclaim payment receivable attributed to liquidated underlying funds during the year had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 29,
2024
0.24%

(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(h)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	376%	1,119%	N/A	N/A	572%	411%

See accompanying notes to the financial statements.	98

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

ALTERNATIVE ALLOCATION FUND (continued)π

(i)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.
π	GMO Alternative Allocation SPC Ltd. is a 100% owned subsidiary of Alternative Allocation Fund. As such, the amounts presented for Alternative Allocation Fund are consolidated with its subsidiary.

99	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2025		Year Ended February 28/29,
	(Unaudited)		2025		2024	2023	2022	2021

Net asset value, beginning of period	$26.52		$26.01		$24.89	$25.56	$25.97	$25.53

Income (loss) from investment operations:

Net investment income (loss)(a) †	0.13		1.19		1.21	0.73	0.57	0.40

Net realized and unrealized gain (loss)	2.72		0.64		1.37	(0.63)	(0.35)	0.98

Total from investment operations	2.85		1.83		2.58	0.10	0.22	1.38

Less distributions to shareholders:

From net investment income	(0.05)		(1.32)		(1.46)	(0.77)	(0.63)	(0.78)

From net realized gains	—		—		—	—	—	(0.16)

Total distributions	(0.05)		(1.32)		(1.46)	(0.77)	(0.63)	(0.94)

Net asset value, end of period	$29.32		$26.52		$26.01	$24.89	$25.56	$25.97

Total Return(b)	10.73	%**	7.22	%(c)	10.46%	0.50%	0.86%	5.60%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$735,339		$881,639		$1,072,341	$1,546,717	$1,726,440	$2,227,712

Net expenses to average daily net assets(d)	0.65	%*	0.77%		0.75%	0.74%	0.75%	0.70%

Net investment income (loss) to average daily net assets(a)	0.93	%*	4.46%		4.77%	3.00%	2.15%	1.59%

Portfolio turnover rate	4	%**	24%		15%	19%	7%	20%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(e)	0.17	%*	0.05%		0.06%	0.08%	0.06%	0.11%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	The Fund’s total return includes a positive impact of 2.52% from a one-time litigation settlement received by an underlying fund.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	100

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND (continued)

	Class IV Shares
	Six Months Ended August 31, 2025		Year Ended February 28/29,
	(Unaudited)		2025		2024	2023	2022	2021

Net asset value, beginning of period	$26.53		$26.02		$24.89	$25.56	$25.96	$25.53

Income (loss) from investment operations:

Net investment income (loss)(a) †	0.14		1.25		1.36	0.80	0.49	0.43

Net realized and unrealized gain (loss)	2.72		0.60		1.25	(0.68)	(0.25)	0.96

Total from investment operations	2.86		1.85		2.61	0.12	0.24	1.39

Less distributions to shareholders:

From net investment income	(0.05)		(1.34)		(1.48)	(0.79)	(0.64)	(0.80)

From net realized gains	—		—		—	—	—	(0.16)

Total distributions	(0.05)		(1.34)		(1.48)	(0.79)	(0.64)	(0.96)

Net asset value, end of period	$29.34		$26.53		$26.02	$24.89	$25.56	$25.96

Total Return(b)	10.79	%**	7.28	%(c)	10.57%	0.55%	0.93%	5.61%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$753,077		$709,853		$892,278	$1,182,069	$1,388,080	$1,965,528

Net expenses to average daily net assets(d)	0.60	%*	0.72%		0.70%	0.69%	0.70%	0.66%

Net investment income (loss) to average daily net assets(a)	1.02	%*	4.65%		5.33%	3.26%	1.85%	1.73%

Portfolio turnover rate	4	%**	24%		15%	19%	7%	20%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(e)	0.17	%*	0.05%		0.06%	0.08%	0.06%	0.10%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	The Fund’s total return includes a positive impact of 2.52% from a one-time litigation settlement received by an underlying fund.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

101	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND (continued)

	Class R6 Shares
	Six Months Ended August 31, 2025		Year Ended February 28/29,					Period from May 1, 2020 (commencement of operations) through February 28,
	(Unaudited)		2025		2024	2023	2022	2021

Net asset value, beginning of period	$26.49		$25.99		$24.87	$25.54	$25.95	$23.95

Income (loss) from investment operations:

Net investment income (loss)(a) †	0.14		1.27		1.40	0.77	0.55	0.24

Net realized and unrealized gain (loss)	2.71		0.56		1.19	(0.66)	(0.33)	2.72

Total from investment operations	2.85		1.83		2.59	0.11	0.22	2.96

Less distributions to shareholders:

From net investment income	(0.05)		(1.33)		(1.47)	(0.78)	(0.63)	(0.80)

From net realized gains	—		—		—	—	—	(0.16)

Total distributions	(0.05)		(1.33)		(1.47)	(0.78)	(0.63)	(0.96)

Net asset value, end of period	$29.29		$26.49		$25.99	$24.87	$25.54	$25.95

Total Return(b)	10.76	%**	7.21	%(c)	10.50%	0.51%	0.86%	12.55	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$368,965		$320,004		$300,343	$281,802	$273,491	$310,687

Net expenses to average daily net assets(d)	0.65	%*	0.77%		0.75%	0.74%	0.75%	0.74	%*

Net investment income (loss) to average daily net assets(a)	0.99	%*	4.76%		5.48%	3.16%	2.06%	1.16	%*

Portfolio turnover rate	4	%**	24%		15%	19%	7%	20	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(e)	0.17	%*	0.05%		0.06%	0.08%	0.06%	0.08	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	The Fund’s total return includes a positive impact of 2.52% from a one-time litigation settlement received by an underlying fund.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	102

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND (continued)

	Class I Shares
	Six Months Ended August 31, 2025		Year Ended February 28/29,
	(Unaudited)		2025		2024	2023	2022	2021

Net asset value, beginning of period	$26.48		$25.99		$24.86	$25.53	$25.95	$25.52

Income (loss) from investment operations:

Net investment income (loss)(a) †	0.12		1.28		1.31	0.70	0.63	0.33

Net realized and unrealized gain (loss)	2.71		0.51		1.26	(0.62)	(0.44)	1.02

Total from investment operations	2.83		1.79		2.57	0.08	0.19	1.35

Less distributions to shareholders:

From net investment income	(0.04)		(1.30)		(1.44)	(0.75)	(0.61)	(0.76)

From net realized gains	—		—		—	—	—	(0.16)

Total distributions	(0.04)		(1.30)		(1.44)	(0.75)	(0.61)	(0.92)

Net asset value, end of period	$29.27		$26.48		$25.99	$24.86	$25.53	$25.95

Total Return(b)	10.68	%**	7.07	%(c)	10.43%	0.38%	0.77%	5.47%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$474,473		$430,573		$364,292	$313,322	$365,107	$324,819

Net expenses to average daily net assets(d)	0.76	%*	0.88%		0.85%	0.84%	0.85%	0.81%

Net investment income (loss) to average daily net assets(a)	0.86	%*	4.80%		5.14%	2.85%	2.38%	1.30%

Portfolio turnover rate	4	%**	24%		15%	19%	7%	20%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(e)	0.17	%*	0.05%		0.07%	0.09%	0.07%	0.10%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	The Fund’s total return includes a positive impact of 2.52% from a one-time litigation settlement received by an underlying fund.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

103	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

BENCHMARK-FREE FUND

	Class III Shares
	Six Months Ended August 31, 2025		Year Ended February 28/29,
	(Unaudited)		2025		2024	2023	2022	2021

Net asset value, beginning of period	$19.25		$18.93		$17.79	$18.85	$19.48	$18.88

Income (loss) from investment operations:

Net investment income (loss)(a) †	0.43		0.84	(b)	0.88	0.86	0.63	0.52

Net realized and unrealized gain (loss)	1.67		0.60		1.34	(0.98)	(0.39)	0.71

Total from investment operations	2.10		1.44		2.22	(0.12)	0.24	1.23

Less distributions to shareholders:

From net investment income	(0.15)		(1.12)		(1.08)	(0.94)	(0.87)	(0.63)

Total distributions	(0.15)		(1.12)		(1.08)	(0.94)	(0.87)	(0.63)

Net asset value, end of period	$21.20		$19.25		$18.93	$17.79	$18.85	$19.48

Total Return(c)	10.95	%**	7.77	%(d)(e)	12.54%	(0.40)%	1.21%	6.64%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$1,213,189		$1,146,671		$1,091,522	$1,152,713	$1,613,854	$2,158,496

Net operating expenses to average daily net assets(f)	0.03	%*	0.25	%(g)	0.04%	0.06%	0.03%	0.04%

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(h)	0.29	%*	0.41%		0.43%	0.35%	0.26%	0.08%

Total net expenses to average daily net assets(f)	0.32	%*	0.66	%(g)	0.47%	0.41%	0.29%	0.12%

Net investment income (loss) to average daily net assets(a)	4.30	%*	4.30	%(b)	4.79%	4.85%	3.19%	2.86%

Portfolio turnover rate(i)	60	%**	111%		100%	107%	138%	145%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.06	%*	0.06%		0.07%	0.06%	0.07%	0.05%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees, related taxes and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28,
2025
$2,073,895
4.10%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaim payments and related interest recognized during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28,
2025
0.22%

(e)	The Fund’s total return includes a positive impact of 0.96% from a one-time litigation settlement.
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)	Includes non-recurring legal fees from a one-time litigation settlement which increased Net operating expenses and Total net expenses by 0.20%.
(h)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(i)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	67%	126%	110%	114%	145%	151%

See accompanying notes to the financial statements.	104

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

BENCHMARK-FREE FUND (continued)

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

105	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GLOBAL ASSET ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2025		Year Ended February 28/29,
	(Unaudited)		2025		2024		2023		2022		2021

Net asset value, beginning of period	$32.98		$32.17		$29.92		$32.86		$34.92		$31.50

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.26		1.20		1.35	(b)	0.82		0.96		0.88

Net realized and unrealized gain (loss)	3.39		1.22		2.64		(2.67)		(0.90)		3.91

Total from investment operations	3.65		2.42		3.99		(1.85)		0.06		4.79

Less distributions to shareholders:

From net investment income	(0.05)		(1.61)		(1.74)		(1.09)		(2.12)		(1.37)

Total distributions	(0.05)		(1.61)		(1.74)		(1.09)		(2.12)		(1.37)

Net asset value, end of period	$36.58		$32.98		$32.17		$29.92		$32.86		$34.92

Total Return(c)	11.06	%**	7.68	%(d)	13.44	%(e)	(5.48)%		(0.10)%		15.39%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$411,258		$356,203		$333,837		$306,276		$585,212		$692,580

Net expenses to average daily net assets(f)	0.01	%*	0.01%		0.01%		0.00	%(g)	0.00	%(g)	0.00	%(g)

Net investment income (loss) to average daily net assets(a)	1.50	%*	3.60%		4.36	%(b)	2.72%		2.68%		2.78%

Portfolio turnover rate(h)	9	%**	12%		16%		31%		27%		30%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%*	0.05%		0.05%		0.05%		0.03%		0.01%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaim receivables attributed to liquidated underlying funds (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 29, 2024
$277,099
4.27%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)	The Fund’s total return includes a positive impact of 0.82% from a one-time litigation settlement received by an underlying fund.
(e)	EU tax reclaim payment receivable attributed to liquidated underlying funds during the year had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 29, 2024
0.08%

(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)	Rounds to less than 0.01%.
(h)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	12%	12%	16%	32%	31%	41%

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	106

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GLOBAL ASSET ALLOCATION FUND (continued)

	Class R6 Shares
	Six Months Ended August 31, 2025		Year Ended February 28/29,
	(Unaudited)		2025		2024		2023		2022		2021

Net asset value, beginning of period	$32.96		$32.15		$29.90		$32.84		$34.93		$31.50

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.26		1.13		1.49	(b)	0.84		0.51		0.93

Net realized and unrealized gain (loss)	3.39		1.29		2.50		(2.69)		(0.48)		3.87

Total from investment operations	3.65		2.42		3.99		(1.85)		0.03		4.80

Less distributions to shareholders:

From net investment income	(0.05)		(1.61)		(1.74)		(1.09)		(2.12)		(1.37)

Total distributions	(0.05)		(1.61)		(1.74)		(1.09)		(2.12)		(1.37)

Net asset value, end of period	$36.56		$32.96		$32.15		$29.90		$32.84		$34.93

Total Return(c)	11.06	%**	7.68	%(d)	13.44	%(e)	(5.48)%		(0.19)%		15.42%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$7,878		$7,946		$9,387		$20,440		$26,148		$183,052

Net expenses to average daily net assets(f)	0.01	%*	0.01%		0.01%		0.00	%(g)	0.00	%(g)	0.01%

Net investment income (loss) to average daily net assets(a)	1.49	%*	3.41%		4.81	%(b)	2.80%		1.44%		2.78%

Portfolio turnover rate(h)	9	%**	12%		16%		31%		27%		30%

Fees and expenses reimbursed and/or waived by GMO to average daily netassets:	0.05	%*	0.05%		0.05%		0.05%		0.02%		0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaim receivables attributed to liquidated underlying funds (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 29, 2024
$16,162
4.72%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)	The Fund’s total return includes a positive impact of 0.82% from a one-time litigation settlement received by an underlying fund.
(e)	EU tax reclaim payment receivable attributed to liquidated underlying funds during the year had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 29, 2024
0.08%

(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)	Rounds to less than 0.01%.
(h)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	12%	12%	16%	32%	31%	41%

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

107	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GLOBAL ASSET ALLOCATION FUND (continued)

	Class I Shares
	Six Months Ended August 31, 2025 (Unaudited)		Year Ended February 28/29,						Period from January 6, 2021 (commencement of operations) through February 28,
			2025		2024		2023	2022	2021

Net asset value, beginning of period	$32.98		$32.17		$29.92		$32.87	$34.92	$34.71

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.24		1.19		1.32	(b)	1.07	0.87	(0.01)

Net realized and unrealized gain (loss)	3.38		1.19		2.64		(2.96)	(0.84)	0.22

Total from investment operations	3.62		2.38		3.96		(1.89)	0.03	0.21

Less distributions to shareholders:

From net investment income	(0.03)		(1.57)		(1.71)		(1.06)	(2.08)	—

Total distributions	(0.03)		(1.57)		(1.71)		(1.06)	(2.08)	—

Net asset value, end of period	$36.57		$32.98		$32.17		$29.92	$32.87	$34.92

Total Return(c)	10.99	%**	7.56	%(d)	13.32	%(e)	(5.60)%	(0.18)%	0.61	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$15,155		$14,275		$12,171		$13,403	$12,621	$20,497

Net expenses to average daily net assets(f)	0.12	%*	0.12%		0.11%		0.10%	0.10%	0.11%

Net investment income (loss) to average daily net assets(a)	1.39	%*	3.58%		4.28	%(b)	3.59%	2.41%	(0.10	)%*

Portfolio turnover rate(g)	9	%**	12%		16%		31%	27%	30	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%*	0.05%		0.06%		0.08%	0.03%	0.02	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaim receivables attributed to liquidated underlying funds (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 29, 2024
$11,720
4.19%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)	The Fund’s total return includes a positive impact of 0.82% from a one-time litigation settlement received by an underlying fund.
(e)	EU tax reclaim payment receivable attributed to liquidated underlying funds during the year had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 29, 2024
0.08%

(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	12%	12%	16%	32%	31%	41%

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	108

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GLOBAL DEVELOPED EQUITY ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2025		Year Ended February 28/29,
	(Unaudited)		2025		2024	2023	2022		2021

Net asset value, beginning of period	$26.22		$24.58		$21.80	$24.43	$25.79		$20.87

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.22		0.72		0.85	0.65	1.00		0.75

Net realized and unrealized gain (loss)	3.16		2.23		3.39	(1.78)	0.94		5.12

Total from investment operations	3.38		2.95		4.24	(1.13)	1.94		5.87

Less distributions to shareholders:

From net investment income	(0.03)		(1.31)		(1.46)	(0.66)	(2.08)		(0.95)

From net realized gains	—		—		—	(0.84)	(1.22)		—

Total distributions	(0.03)		(1.31)		(1.46)	(1.50)	(3.30)		(0.95)

Net asset value, end of period	$29.57		$26.22		$24.58	$21.80	$24.43		$25.79

Total Return(b)	12.91	%**	12.18	%(c)	19.71%	(3.94)%	6.80%		28.41%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$89,482		$79,255		$70,655	$66,992	$86,810		$88,154

Net expenses to average daily net assets(d)	0.01	%*	0.01%		0.01%	0.01%	0.00	%(e)	0.00	%(e)

Net investment income (loss) to average daily net assets(a)	1.60	%*	2.78%		3.71%	3.00%	3.61%		3.39%

Portfolio turnover rate	8	%**	8%		20%	37%	19%		25%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.08	%*	0.07%		0.07%	0.10%	0.05%		0.06%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	The Fund’s total return includes a positive impact of 1.43% from a one-time litigation settlement received by an underlying fund.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

109	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GLOBAL EQUITY ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2025		Year Ended February 28/29,
	(Unaudited)		2025		2024	2023	2022		2021

Net asset value, beginning of period	$29.19		$27.79		$24.57	$28.45	$29.91		$24.37

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.22		0.84		1.09	0.87	1.18		0.88

Net realized and unrealized gain (loss)	3.88		2.11		3.65	(2.92)	(0.28)		5.75

Total from investment operations	4.10		2.95		4.74	(2.05)	0.90		6.63

Less distributions to shareholders:

From net investment income	(0.03)		(1.55)		(1.52)	(1.01)	(2.35)		(1.09)

From net realized gains	—		—		—	(0.82)	(0.01)		—

Total distributions	(0.03)		(1.55)		(1.52)	(1.83)	(2.36)		(1.09)

Net asset value, end of period	$33.26		$29.19		$27.79	$24.57	$28.45		$29.91

Total Return(b)	14.05	%**	10.77	%(c)	19.52%	(6.66)%	2.49%		27.51%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$528,969		$531,869		$682,157	$560,287	$1,571,153		$1,638,868

Net expenses to average daily net assets(d)	0.01	%*	0.01%		0.01%	0.01%	0.00	%(e)	0.00	%(e)

Net investment income (loss) to average daily net assets(a)	1.43	%*	2.87%		4.19%	3.51%	3.69%		3.44%

Portfolio turnover rate	10	%**	20%		25%	35%	20%		20%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%*	0.03%		0.03%	0.02%	0.01%		0.01%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	The Fund’s total return includes a positive impact of 1.29% from a one-time litigation settlement received by an underlying fund.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	110

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GLOBAL EQUITY ALLOCATION FUND (continued)

	Class R6 Shares
	Six Months Ended August 31, 2025 (Unaudited)		Year Ended February 28/29,						Period from July 15, 2020 (commencement of operations) through February 28,
			2025		2024	2023	2022		2021

Net asset value, beginning of period	$29.18		$27.78		$24.57	$28.46	$29.91		$25.19

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.23		0.93		1.13	0.69	1.19		0.81

Net realized and unrealized gain (loss)	3.88		2.02		3.60	(2.75)	(0.28)		4.96

Total from investment operations	4.11		2.95		4.73	(2.06)	0.91		5.77

Less distributions to shareholders:

From net investment income	(0.03)		(1.55)		(1.52)	(1.01)	(2.35)		(1.05)

From net realized gains	—		—		—	(0.82)	(0.01)		—

Total distributions	(0.03)		(1.55)		(1.52)	(1.83)	(2.36)		(1.05)

Net asset value, end of period	$33.26		$29.18		$27.78	$24.57	$28.46		$29.91

Total Return(b)	14.09	%**	10.78	%(c)	19.48%	(6.69)%	2.52%		23.14	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$52,689		$46,037		$41,403	$34,289	$7,065		$6,781

Net expenses to average daily net assets(d)	0.01	%*	0.01%		0.01%	0.01%	0.00	%(e)	0.00	%(e)*

Net investment income (loss) to average daily net assets(a)	1.50	%*	3.18%		4.35%	2.77%	3.74%		4.70	%*

Portfolio turnover rate	10	%**	20%		25%	35%	20%		20	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%*	0.03%		0.03%	0.03%	0.01%		0.01	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	The Fund’s total return includes a positive impact of 1.29% from a one-time litigation settlement received by an underlying fund.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

111	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GLOBAL EQUITY ALLOCATION FUND (continued)

	Class I Shares
	Six Months Ended August 31, 2025 (Unaudited)		Year Ended February 28/29,					Period from August 17, 2020 (commencement of operations) through February 28,
			2025		2024	2023	2022	2021

Net asset value, beginning of period	$29.16		$27.76		$24.56	$28.44	$29.91	$26.14

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.21		0.81		1.69	0.90	1.17	0.90

Net realized and unrealized gain (loss)	3.88		2.09		3.02	(2.97)	(0.31)	3.91

Total from investment operations	4.09		2.90		4.71	(2.07)	0.86	4.81

Less distributions to shareholders:

From net investment income	(0.02)		(1.50)		(1.51)	(0.99)	(2.32)	(1.04)

From net realized gains	—		—		—	(0.82)	(0.01)	—

Total distributions	(0.02)		(1.50)		(1.51)	(1.81)	(2.33)	(1.04)

Net asset value, end of period	$33.23		$29.16		$27.76	$24.56	$28.44	$29.91

Total Return(b)	14.02	%**	10.62	%(c)	19.37%	(6.74)%	2.37%	18.64	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$4,121		$4,758		$11,755	$4,992	$2,615	$2,233

Net expenses to average daily net assets(d)	0.11	%*	0.13%		0.11%	0.11%	0.10%	0.10	%*

Net investment income (loss) to average daily net assets(a)	1.40	%*	2.79%		6.43%	3.66%	3.67%	5.95	%*

Portfolio turnover rate	10	%**	20%		25%	35%	20%	20	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%*	0.09%		0.03%	0.02%	0.01%	0.01	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	The Fund’s total return includes a positive impact of 1.29% from a one-time litigation settlement received by an underlying fund.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	112

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

IMPLEMENTATION FUNDß

	Core Shares
	Six Months Ended August 31, 2025		Year Ended February 28/29,
	(Unaudited)		2025		2024		2023		2022		2021

Net asset value, beginning of period	$13.19		$12.90		$12.28		$12.54		$12.70		$12.74

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.36		0.49		0.57		0.50	(b)	0.38		0.35

Net realized and unrealized gain (loss)	1.27		0.53		0.81		(0.33)		(0.13)		(0.11)

Total from investment operations	1.63		1.02		1.38		0.17		0.25		0.24

Less distributions to shareholders:

From net investment income	(0.12)		(0.73)		(0.76)		(0.43)		(0.41)		(0.28)

Total distributions	(0.12)		(0.73)		(0.76)		(0.43)		(0.41)		(0.28)

Net asset value, end of period	$14.70		$13.19		$12.90		$12.28		$12.54		$12.70

Total Return(c)	12.40	%**	8.12	%(d)	11.44%		1.52	%(e)	2.02%		1.95%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$2,023,666		$1,991,494		$3,229,426		$3,735,883		$4,681,226		$5,970,367

Net operating expenses to average daily net assets(f)	0.03	%*	0.65	%(g)	0.02%		0.02%		0.00	%(h)	0.01%

Interest and/or dividend expenses to average daily net assets(i)	0.36	%*	0.38%		0.42%		0.36%		0.32%		0.15%

Total net expenses to average daily net assets(f)	0.39	%*	1.03	%(g)	0.44%		0.38%		0.32%		0.16%

Net investment income (loss) to average daily net assets(a)	5.14	%*	3.73%		4.54%		4.15	%(b)	2.95%		2.89%

Portfolio turnover rate(j)	71	%**	129%		127%		118%		194%		189%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%(k)*	0.06	%(k)	0.04	%(k)	0.06%		0.06	%(k)	0.06	%(k)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2023
$15,309,005
3.77%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)	The Fund recognized proceeds from a one-time litigation settlement that had a positive impact of 2.77% to total return.
(e)

EU tax reclaim payments and related interest recognized during the year, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, had a positive impact to total return, adding the below to the class’s total return (Note 2):

February 28, 2023
0.39%

(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)	Includes non-recurring legal fees from a one-time litigation settlement which increased Net operating expenses and Total net expenses by 0.63%.
(h)	Rounds to less than 0.01%.
(i)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(j)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	75%	133%	134%	125%	200%	196%

113	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

IMPLEMENTATION FUND (continued)ß

(k)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.
b

GMO Implementation SPC Ltd. was a 100% owned subsidiary of Implementation Fund through August 28, 2025. As such, the amounts presented for Implementation Fund are consolidated with its subsidiary through August 28, 2025 (Note 2).

See accompanying notes to the financial statements.	114

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL DEVELOPED EQUITY ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2025		Year Ended February 28/29,
	(Unaudited)		2025		2024	2023		2022		2021

Net asset value, beginning of period	$18.54		$16.64		$15.14	$16.35		$16.95		$14.52

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.26		0.70		1.06	0.61		1.05		0.61

Net realized and unrealized gain (loss)	3.41		2.07		1.51	(1.18)		(0.51)		2.56

Total from investment operations	3.67		2.77		2.57	(0.57)		0.54		3.17

Less distributions to shareholders:

From net investment income	(0.01)		(0.87)		(1.07)	(0.60)		(1.09)		(0.74)

From net realized gains	—		—		—	(0.04)		(0.05)		0.00

Total distributions	(0.01)		(0.87)		(1.07)	(0.64)		(1.14)		(0.74)

Net asset value, end of period	$22.20		$18.54		$16.64	$15.14		$16.35		$16.95

Total Return(b)	19.82	%**	17.03	%(c)	17.08%	(3.23)%		2.88%		22.02%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$2,455		$179,134		$257,184	$219,167		$222,308		$217,129

Net expenses to average daily net assets(d)	0.01	%*	0.01%		0.01%	0.00	%(e)	0.00	%(e)	0.00	%(e)

Net investment income (loss) to average daily net assets(a)	2.60	%*	3.97%		6.65%	4.14%		5.82%		4.20%

Portfolio turnover rate	4	%**	11%		21%	9%		18%		17%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%*	0.04%		0.05%	0.08%		0.05%		0.03%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	The Fund’s total return includes a positive impact of 3.96% from a one-time litigation settlement received by an underlying fund.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

115	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL DEVELOPED EQUITY ALLOCATION FUND (continued)

	Class R6 Shares
	Six Months Ended August 31, 2025 (Unaudited)		Year Ended February 28/29,							Period from January 22, 2021 (commencement of operations) through February 28,
			2025		2024	2023		2022		2021

Net asset value, beginning of period	$18.54		$16.63		$15.14	$16.35		$16.95		$17.08

Income (loss) from investment operations:

Net investment income (loss)(a) †	0.21		0.85		1.02	0.61		1.02		(0.00	)(b)

Net realized and unrealized gain (loss)	3.46		1.93		1.54	(1.18)		(0.48)		(0.13)

Total from investment operations	3.67		2.78		2.56	(0.57)		0.54		(0.13)

Less distributions to shareholders:

From net investment income	(0.01)		(0.87)		(1.07)	(0.60)		(1.09)		—

From net realized gains	—		—		—	(0.04)		(0.05)		—

Total distributions	(0.01)		(0.87)		(1.07)	(0.64)		(1.14)		—

Net asset value, end of period	$22.20		$18.54		$16.63	$15.14		$16.35		$16.95

Total Return(c)	19.82	%**	17.10	%(d)	17.01%	(3.23)%		2.88%		(0.76	)%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$172,127		$138,250		$8,319	$8,033		$8,268		$8,254

Net expenses to average daily net assets(e)	0.01	%*	0.01%		0.01%	0.00	%(f)	0.00	%(f)	0.01	%*

Net investment income (loss) to average daily net assets(a)	2.10	%*	4.76%		6.38%	4.13%		5.66%		(0.01	)%*

Portfolio turnover rate	4	%**	11%		21%	9%		18%		17	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%*	0.04%		0.05%	0.08%		0.05%		0.05	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	Rounds to less than $0.01.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)	The Fund’s total return includes a positive impact of 3.96% from a one-time litigation settlement received by an underlying fund.
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	116

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY ALLOCATION FUND

	Class III Shares

	Six Months
	Ended
	August 31,
	2025		Year Ended February 28/29,
	(Unaudited)		2025		2024	2023	2022		2021

Net asset value, beginning of period	$29.62		$27.93		$25.48	$29.43	$32.31		$27.45

Income (loss) from investment operations:

Net investment income (loss)(a) †	0.26		1.33		1.33	1.24	1.64		1.24

Net realized and unrealized gain (loss)	5.80		2.13		3.08	(3.96)	(2.59)		4.91

Total from investment operations	6.06		3.46		4.41	(2.72)	(0.95)		6.15

Less distributions to shareholders:

From net investment income	(0.04)		(1.77)		(1.96)	(1.23)	(1.93)		(1.29)

Total distributions	(0.04)		(1.77)		(1.96)	(1.23)	(1.93)		(1.29)

Net asset value, end of period	$35.64		$29.62		$27.93	$25.48	$29.43		$32.31

Total Return(b)	20.46	%**	12.74	%(c)	17.53%	(9.05)%	(3.37)%		22.67%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$93,793		$96,260		$84,238	$286,725	$437,139		$598,701

Net expenses to average daily net assets(d)	0.01	%*	0.01%		0.01%	0.01%	0.00	%(e)	0.00	%(e)

Net investment income (loss) to average daily net assets(a)	1.59	%*	4.54%		5.01%	4.81%	4.90%		4.40%

Portfolio turnover rate	6	%**	20%		21%	11%	18%		16%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*	0.04%		0.03%	0.03%	0.02%		0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	The Fund’s total return includes a positive impact of 2.62% from a one-time litigation settlement received by an underlying fund.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

117	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY ALLOCATION FUND (continued)

	Class R6 Shares

	Six Months
	Ended
	August 31,
	2025		Year Ended February 28/29,
	(Unaudited)		2025		2024	2023	2022		2021

Net asset value, beginning of period	$29.61		$27.91		$25.47	$29.42	$32.30		$27.44

Income (loss) from investment operations:

Net investment income (loss)(a) †	0.27		1.32		1.80	1.30	1.74		1.29

Net realized and unrealized gain (loss)	5.79		2.15		2.60	(4.02)	(2.69)		4.86

Total from investment operations	6.06		3.47		4.40	(2.72)	(0.95)		6.15

Less distributions to shareholders:

From net investment income	(0.04)		(1.77)		(1.96)	(1.23)	(1.93)		(1.29)

Total distributions	(0.04)		(1.77)		(1.96)	(1.23)	(1.93)		(1.29)

Net asset value, end of period	$35.63		$29.61		$27.91	$25.47	$29.42		$32.30

Total Return(b)	20.46	%**	12.78	%(c)	17.49%	(9.05)%	(3.37)%		22.68%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$256,718		$224,867		$221,289	$205,417	$242,178		$262,853

Net expenses to average daily net assets(d)	0.01	%*	0.01%		0.01%	0.01%	0.00	%(e)	0.00	%(e)

Net investment income (loss) to average daily net assets(a)	1.62	%*	4.50%		6.74%	5.08%	5.20%		4.56%

Portfolio turnover rate	6	%**	20%		21%	11%	18%		16%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*	0.04%		0.03%	0.03%	0.02%		0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	The Fund’s total return includes a positive impact of 2.62% from a one-time litigation settlement received by an underlying fund.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	118

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout the period)

MAC IMPLEMENTATION FUND

	Core Shares
	Period from May 21, 2025 (commencement of operations) through August 31, 2025
	(Unaudited)

Net asset value, beginning of period	$10.00

Income (loss) from investment operations:

Net investment income (loss)(a) †	0.13

Net realized and unrealized gain (loss)	0.47

Total from investment operations	0.60

Net asset value, end of period	$10.60

Total Return(b)	6.00	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$1,990

Net expenses to average daily net assets(c)	0.01	%*

Net investment income (loss) to average daily net assets(a)	4.54	%*

Portfolio turnover rate	169	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	18.57	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

119	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout the period)

MULTI-ASSET CREDIT FUND

	Class IV Shares
	Period from May 21, 2025 (commencement of operations) through August 31, 2025
	(Unaudited)

Net asset value, beginning of period	$20.00

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.22

Net realized and unrealized gain (loss)	0.60

Total from investment operations	0.82

Net asset value, end of period	$20.82

Total Return(b)	4.10	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$11,183

Net expenses to average daily net assets(c)	0.15	%*

Net investment income (loss) to average daily net assets(a)	3.81	%*

Portfolio turnover rate	20	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	2.77	%(d)*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	120

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

STRATEGIC OPPORTUNITIES ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2025		Year Ended February 28/29,
	(Unaudited)		2025		2024	2023	2022	2021

Net asset value, beginning of period	$17.04		$16.80		$15.57	$17.91	$21.56	$18.98

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.09		0.65		0.79	0.63	0.59	0.54

Net realized and unrealized gain (loss)	1.93		0.57		1.44	(1.46)	0.32	2.93

Total from investment operations	2.02		1.22		2.23	(0.83)	0.91	3.47

Less distributions to shareholders:

From net investment income	(0.35)		(0.98)		(1.00)	(0.85)	(1.22)	(0.71)

From net realized gains	(1.52)		—		—	(0.66)	(3.34)	(0.18)

Total distributions	(1.87)		(0.98)		(1.00)	(1.51)	(4.56)	(0.89)

Net asset value, end of period	$17.19		$17.04		$16.80	$15.57	$17.91	$21.56

Total Return(b)	11.87	%**	7.46	%(c)	14.44%	(4.08)%	3.57%	18.66%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$60,237		$171,368		$218,034	$189,504	$236,452	$579,796

Net operating expenses to average daily net assets(d)	0.03	%*	0.01%		0.02%	0.02%	0.01%	0.01%

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	—		0.35%		0.37%	0.32%	0.26%	0.07%

Total net expenses to average daily net assets(d)	0.03	%*	0.36%		0.39%	0.34%	0.27%	0.08%

Net investment income (loss) to average daily net assets(a)	0.99	%*	3.76%		4.88%	3.91%	2.71%	2.85%

Portfolio turnover rate(f)	14	%**	78%		52%	74%	95%	61%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.11	%*	0.09%		0.12%	0.15%	0.14%	0.07%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	The Fund’s total return includes a positive impact of 0.95% from a one-time litigation settlement received by an underlying fund.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	19%	83%	57%	72%	122%	80%

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

121	See accompanying notes to the financial statements.

GMO Trust Funds

Notes to Financial Statements

August 31, 2025 (Unaudited)

1.	Organization

Each of Alternative Allocation Fund, Benchmark-Free Allocation Fund, Benchmark-Free Fund, Global Asset Allocation Fund, Global Developed Equity Allocation Fund, Global Equity Allocation Fund, Implementation Fund, International Developed Equity Allocation Fund, International Equity Allocation Fund, MAC Implementation Fund (commenced operations on May 21, 2025), Multi-Asset Credit Fund (commenced operations on May 21, 2025) and Strategic Opportunities Allocation Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest primarily in other GMO Funds. Alternative Allocation Fund and Implementation Fund may also invest in GMO Alternative Allocation SPC Ltd. and GMO Implementation SPC Ltd. (each a “wholly-owned subsidiary”), respectively. GMO Implementation SPC Ltd. was liquidated on August 28, 2025. These GMO Funds and wholly-owned subsidiaries are referenced herein as “underlying funds”. As a result, the Funds are exposed to all of the risks of the underlying funds in which they invest. Several of the underlying funds themselves invest a substantial portion of their assets in other GMO Funds. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Alternative Allocation Fund	Not Applicable	Positive total return
Benchmark-Free Allocation Fund	Not Applicable	Positive total return
Benchmark-Free Fund	Not Applicable	Positive total return
Global Asset Allocation Fund	GMO Global Asset Allocation Index (65% MSCI ACWI, 35% Bloomberg U.S. Aggregate Index)	Total return greater than its benchmark
Global Developed Equity Allocation Fund	MSCI World Index	Total return greater than its benchmark
Global Equity Allocation Fund	MSCI ACWI	Total return greater than its benchmark
Implementation Fund	Not Applicable	Positive total return, not relative return
International Developed Equity Allocation Fund	MSCI EAFE Index	Total return greater than its benchmark
International Equity Allocation Fund	MSCI ACWI ex USA	Total return greater than its benchmark
MAC Implementation Fund	Not Applicable	Total return and capital preservation
Multi-Asset Credit Fund	Not Applicable	Total return and capital preservation
Strategic Opportunities Allocation Fund	GMO Strategic Opportunities Allocation Index (75% MSCI World Index (MSCI Standard Index Series), 25% Bloomberg U.S. Aggregate Index)	Total return greater than its benchmark

Benchmark-Free Fund and Implementation Fund currently limit subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in

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accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Basis of presentation and principles of consolidation: Alternative Allocation Fund and Implementation Fund

Alternative Allocation Fund includes the accounts of its wholly-owned subsidiary and the accompanying financial statements have been consolidated for those accounts. The consolidated financial statements include all of the assets and liabilities of the wholly-owned subsidiary. Implementation Fund included the accounts of its wholly-owned subsidiary, Implementation SPC Ltd., through August 28, 2025, the date Implementation SPC Ltd. liquidated. All interfund accounts and transactions have been eliminated in consolidation. Alternative Allocation Fund and Implementation Fund, where consolidation is applicable, are herein referred to as “Consolidated Alternative Allocation Fund” and “Consolidated Implementation Fund”, respectively.

Portfolio valuation

Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. Direct investments held by the Funds and underlying funds are valued as follows: Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the closing price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are valued at the price generally determined by an industry standard model. Unlisted non-fixed income securities for which market quotations are readily available are generally valued at the most recent quoted price.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, prices will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect changes in valuation through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) and are described in the disclosures of the underlying funds.

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such

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securities as Level 3 (levels defined below). For the period ended August 31, 2025, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; potential litigation recoveries and interests related to bankruptcy proceedings; certain equity securities valued off the last traded price with a discount for liquidity; certain equity securities that are valued based on the last traded exchange price adjusted for the movement in a relevant index; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2025:

Description	Level 1	Level 2	Level 3	Total

Consolidated Alternative Allocation Fund
Asset Valuation Inputs
Common Stocks
Australia	$349,678	$21,430,984	$—	$21,780,662
Austria	—	1,455,014	—	1,455,014
Belgium	—	2,861,260	—	2,861,260
Canada	80,037,180	—	—	80,037,180

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Description	Level 1	Level 2	Level 3	Total

Consolidated Alternative Allocation Fund (continued)

Asset Valuation Inputs (continued)
Common Stocks (continued)
China	$—	$4,631,990	$0§	$4,631,990
Denmark	—	8,379,424	—	8,379,424
Finland	—	2,933,915	—	2,933,915
France	1,200,893	15,408,588	—	16,609,481
Germany	—	32,568,958	—	32,568,958
Greece	—	91,211	—	91,211
Hong Kong	906,099	3,218,171	—	4,124,270
Ireland	—	509,984	—	509,984
Israel	6,273,975	4,935,257	—	11,209,232
Italy	578,027	6,589,409	—	7,167,436
Japan	—	60,909,563	—	60,909,563
Mexico	596,149	—	—	596,149
Netherlands	—	11,454,829	—	11,454,829
New Zealand	—	221,876	—	221,876
Norway	—	3,012,958	—	3,012,958
Poland	—	2,248,228	—	2,248,228
Portugal	—	322,142	—	322,142
Singapore	—	2,792,187	—	2,792,187
South Korea	292,299	11,746,164	—	12,038,463
Spain	—	9,900,182	—	9,900,182
Sweden	137,740	4,635,599	—	4,773,339
Switzerland	—	7,833,133	—	7,833,133
Taiwan	1,282,848	5,248,961	—	6,531,809
Thailand	—	5,375,568	—	5,375,568
Turkey	—	548,410	—	548,410
United Arab Emirates	—	46,858	—	46,858
United Kingdom	23,759,100	24,203,455	—	47,962,555
United States	568,623,541	—	4,782	568,628,323

TOTAL COMMON STOCKS	684,037,529	255,514,278	4,782	939,556,589

Preferred Stocks
Brazil	—	195,486	—	195,486
Germany	—	3,399,827	—	3,399,827
South Korea	—	226,837	—	226,837

TOTAL PREFERRED STOCKS	—	3,822,150	—	3,822,150

Rights/Warrants
Canada	—	—	264,384	264,384
Italy	—	—	43,595	43,595
United States	—	—	396,833	396,833

TOTAL RIGHTS/WARRANTS	—	—	704,812	704,812

Investment Funds
United States	25,000,000	—	12,812,912	37,812,912

TOTAL INVESTMENT FUNDS	25,000,000	—	12,812,912	37,812,912

Debt Obligations
Dominican Republic	—	2,299,079	—	2,299,079
SupraNational	—	207,673	—	207,673

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Description	Level 1	Level 2	Level 3	Total

Consolidated Alternative Allocation Fund (continued)

Asset Valuation Inputs (continued)
Debt Obligations (continued)
United States	$182,137,646	$65,282,899	$—	$247,420,545
Uruguay	—	327,628	—	327,628

TOTAL DEBT OBLIGATIONS	182,137,646	68,117,279	—	250,254,925

Short-Term Investments	8,139,146	83,927,856	—	92,067,002

Purchased Options	1,146,825	—	—	1,146,825

Total Investments	900,461,146	411,381,563	13,522,506	1,325,365,215

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	3,965,034	—	3,965,034
Futures Contracts
Equity Risk	1,890,211	1,456,552	—	3,346,763
Interest Rate Risk	34,692	—	—	34,692
Physical Commodity Contract Risk	2,144,333	—	—	2,144,333
Swap Contracts
Credit Risk	—	18,851,131	—	18,851,131
Equity Risk	—	1,832,036	—	1,832,036
Interest Rate Risk	—	2,087,968	—	2,087,968

Total	$904,530,382	$439,574,284	$13,522,506	$1,357,627,172

Liability Valuation Inputs
Common Stocks
Australia	$—	$(19,790,107)	$—	$(19,790,107)
Belgium	—	(3,042,021)	—	(3,042,021)
Brazil	(2,756,219)	—	—	(2,756,219)
Canada	(33,261,103)	—	—	(33,261,103)
China	(45,149)	(1,113,970)	—	(1,159,119)
Denmark	—	(4,405,077)	—	(4,405,077)
Finland	—	(726,419)	—	(726,419)
France	—	(8,504,700)	—	(8,504,700)
Germany	—	(14,975,004)	—	(14,975,004)
Hong Kong	—	(3,092,070)	—	(3,092,070)
Israel	(4,204,052)	—	—	(4,204,052)
Italy	—	(7,585,604)	—	(7,585,604)
Japan	—	(40,315,454)	—	(40,315,454)
Netherlands	(786,077)	(9,362,558)	—	(10,148,635)
New Zealand	—	(885,646)	—	(885,646)
Norway	—	(2,357,090)	—	(2,357,090)
Peru	(1,771,257)	—	—	(1,771,257)
Portugal	—	(812,637)	—	(812,637)
Singapore	(2,587,263)	(3,455,504)	—	(6,042,767)
Spain	—	(6,347,604)	—	(6,347,604)
Sweden	(1,882,671)	(5,220,354)	—	(7,103,025)
Switzerland	—	(8,864,129)	—	(8,864,129)
United Kingdom	—	(25,929,236)	—	(25,929,236)
United States	(344,930,116)	(2,186,241)	—	(347,116,357)

TOTAL COMMON STOCKS	(392,223,907)	(168,971,425)	—	(561,195,332)

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Description	Level 1	Level 2	Level 3	Total

Consolidated Alternative Allocation Fund (continued)

Liability Valuation Inputs (continued)
Preferred Stocks
Germany	$—	$(1,611,863)	$—	$(1,611,863)

TOTAL PREFERRED STOCKS	—	(1,611,863)	—	(1,611,863)

Debt Obligations
United States	—	(25,838,289)	—	(25,838,289)

TOTAL DEBT OBLIGATIONS	—	(25,838,289)	—	(25,838,289)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(2,214,537)	—	(2,214,537)
Futures Contracts
Equity Risk	(4,245,756)	(976,744)	—	(5,222,500)
Interest Rate Risk	(412,094)	—	—	(412,094)
Physical Commodity Contract Risk	(6,162,678)	—	—	(6,162,678)
Written Options
Credit Risk	—	(357,018)	—	(357,018)
Equity Risk	(7,576,522)	—	—	(7,576,522)
Swap Contacts
Credit Risk	—	(5,441,616)	—	(5,441,616)
Equity Risk	—	(896,395)	—	(896,395)
Interest Rate Risk	—	(2,145,900)	—	(2,145,900)

Total	$(410,620,957)	$(208,453,787)	$—	$(619,074,744)

Benchmark-Free Allocation Fund

Asset Valuation Inputs
Investment Funds	$2,330,448,585	$—	$—	$2,330,448,585
Short-Term Investments	3,379,973	—	—	3,379,973

Total Investments	2,333,828,558	—	—	2,333,828,558

Total	$2,333,828,558	$—	$—	$2,333,828,558

Benchmark-Free Fund

Asset Valuation Inputs
Common Stocks
Australia	$—	$14,848,571	$—	$14,848,571
Austria	—	2,430,561	—	2,430,561
Belgium	—	5,549,409	—	5,549,409
Brazil	354,816	2,499,495	—	2,854,311
Canada	38,994,841	102,101	—	39,096,942
China	1,876,858	20,008,181	0§	21,885,039
Colombia	14,202	—	—	14,202
Czech Republic	—	100,187	—	100,187
Denmark	—	5,225,883	—	5,225,883
Finland	—	2,795,371	—	2,795,371
France	1,398,919	22,875,345	—	24,274,264
Germany	—	18,528,661	—	18,528,661
Greece	—	56,115	0§	56,115

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Description	Level 1	Level 2	Level 3	Total

Benchmark-Free Fund (continued)

Asset Valuation Inputs (continued)
Common Stocks (continued)
Hong Kong	$—	$9,246,104	$—	$9,246,104
Hungary	—	5,206,023	—	5,206,023
India	672,512	13,683,506	—	14,356,018
Indonesia	75,621	10,057,280	—	10,132,901
Ireland	—	158,197	—	158,197
Israel	1,134,932	4,807,709	—	5,942,641
Italy	594,746	14,038,014	—	14,632,760
Japan	1,517,462	182,398,011	—	183,915,473
Kuwait	—	244,517	—	244,517
Mexico	3,868,668	—	0§	3,868,668
Netherlands	—	17,714,855	—	17,714,855
New Zealand	—	143,273	—	143,273
Norway	—	8,034,526	—	8,034,526
Philippines	—	193,303	—	193,303
Poland	—	1,775,964	—	1,775,964
Portugal	—	1,365,141	—	1,365,141
Qatar	—	598,214	—	598,214
Russia	—	—	0§	0§
Saudi Arabia	—	2,233,808	—	2,233,808
Singapore	—	6,982,786	—	6,982,786
South Africa	—	635,598	—	635,598
South Korea	470,672	24,568,760	—	25,039,432
Spain	—	16,851,839	—	16,851,839
Sweden	—	6,623,610	—	6,623,610
Switzerland	2,193,762	12,010,134	—	14,203,896
Taiwan	—	30,912,149	—	30,912,149
Thailand	—	11,596,201	—	11,596,201
Turkey	—	636,397	—	636,397
United Arab Emirates	—	4,050,877	—	4,050,877
United Kingdom	12,970,017	24,609,304	0§	37,579,321
United States	140,578,157	—	—	140,578,157
Vietnam	—	412,821	—	412,821

TOTAL COMMON STOCKS	206,716,185	506,808,801	0§	713,524,986

Preferred Stocks
Brazil	851,431	2,511,519	—	3,362,950
Germany	—	3,951,617	—	3,951,617
Russia	—	—	0§	0§
South Korea	—	819,375	—	819,375

TOTAL PREFERRED STOCKS	851,431	7,282,511	0§	8,133,942

Rights/Warrants
Canada	—	—	11,850	11,850
Italy	—	—	32,586	32,586
United States	—	—	45,290	45,290

TOTAL RIGHTS/WARRANTS	—	—	89,726	89,726

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Description	Level 1	Level 2	Level 3	Total

Benchmark-Free Fund (continued)

Asset Valuation Inputs (continued)
Investment Funds
United States	$266,847,938	$—	$—	$266,847,938

TOTAL INVESTMENT FUNDS	266,847,938	—	—	266,847,938

Debt Obligations
United States	198,581,792	24,397,121	—	222,978,913

TOTAL DEBT OBLIGATIONS	198,581,792	24,397,121	—	222,978,913

Short-Term Investments	10,759,075	144,999,298	—	155,758,373

Total Investments	683,756,421	683,487,731	89,726	1,367,333,878

Derivatives^
Futures Contracts
Equity Risk	99,845	—	—	99,845
Interest Rate Risk	2,032,273	—	—	2,032,273
Swap Contracts
Credit Risk	—	438,809	—	438,809
Equity Risk	—	99,244	—	99,244

Total	$685,888,539	$684,025,784	$89,726	$1,370,004,049

Liability Valuation Inputs
Common Stocks
Australia	$—	$(6,198,557)	$—	$(6,198,557)
Belgium	—	(343,226)	—	(343,226)
Brazil	(1,642,400)	—	—	(1,642,400)
Canada	(10,291,603)	—	—	(10,291,603)
Denmark	—	(2,066,413)	—	(2,066,413)
France	—	(3,192,656)	—	(3,192,656)
Germany	—	(6,753,255)	—	(6,753,255)
Israel	(2,065,929)	—	—	(2,065,929)
Italy	—	(4,099,688)	—	(4,099,688)
Japan	—	(15,752,988)	—	(15,752,988)
Netherlands	—	(4,252,092)	—	(4,252,092)
Norway	—	(1,141,250)	—	(1,141,250)
Peru	(1,262,660)	—	—	(1,262,660)
Singapore	(1,316,097)	(673,006)	—	(1,989,103)
Spain	—	(2,849,899)	—	(2,849,899)
Sweden	(1,395,126)	(1,964,774)	—	(3,359,900)
Switzerland	—	(2,371,927)	—	(2,371,927)
United Kingdom	—	(10,755,123)	—	(10,755,123)
United States	(75,877,701)	(1,567,609)	—	(77,445,310)

TOTAL COMMON STOCKS	(93,851,516)	(63,982,463)	—	(157,833,979)

Preferred Stocks
Germany	—	(888,545)	—	(888,545)

TOTAL PREFERRED STOCKS	—	(888,545)	—	(888,545)

Derivatives^
Futures Contracts
Equity Risk	—	(72,457)	—	(72,457)
Interest Rate Risk	(38,921)	—	—	(38,921)

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Description	Level 1	Level 2	Level 3	Total

Benchmark-Free Fund (continued)
Liability Valuation Inputs (continued)
Derivatives^ (continued)
Swap Contacts
Credit Risk	$—	$(824,600)	$—	$(824,600)
Equity Risk	—	(43,557)	—	(43,557)

Total	$(93,890,437)	$(65,811,622)	$—	$(159,702,059)

Global Asset Allocation Fund
Asset Valuation Inputs
Investment Funds	$433,852,292	$—	$—	$433,852,292
Short-Term Investments	148,672	—	—	148,672

Total Investments	434,000,964	—	—	434,000,964

Total	$434,000,964	$—	$—	$434,000,964

Global Developed Equity Allocation Fund
Asset Valuation Inputs
Investment Funds	$89,425,218	$—	$—	$89,425,218
Short-Term Investments	96,231	—	—	96,231

Total Investments	89,521,449	—	—	89,521,449

Total	$89,521,449	$—	$—	$89,521,449

Global Equity Allocation Fund
Asset Valuation Inputs
Investment Funds	$585,720,745	$—	$—	$585,720,745
Short-Term Investments	277,312	—	—	277,312

Total Investments	585,998,057	—	—	585,998,057

Total	$585,998,057	$—	$—	$585,998,057

Implementation Fund
Asset Valuation Inputs
Common Stocks
Argentina	$3,958,407	$—	$—	$3,958,407
Australia	—	30,740,421	—	30,740,421
Austria	—	5,487,687	—	5,487,687
Belgium	—	11,379,798	—	11,379,798
Brazil	694,400	8,629,198	—	9,323,598
Canada	85,433,312	214,252	—	85,647,564
China	3,719,339	41,869,492	0§	45,588,831
Colombia	20,299	—	—	20,299
Czech Republic	—	186,673	—	186,673
Denmark	—	12,336,003	—	12,336,003
Finland	—	8,315,481	—	8,315,481
France	2,907,309	48,142,129	—	51,049,438
Germany	—	38,672,139	—	38,672,139
Greece	—	116,003	—	116,003
Hong Kong	—	20,285,961	—	20,285,961

130

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Description	Level 1	Level 2	Level 3	Total

Implementation Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Hungary	$—	$11,405,099	$—	$11,405,099
India	1,342,681	28,161,810	—	29,504,491
Indonesia	205,534	20,291,208	—	20,496,742
Ireland	—	301,027	—	301,027
Israel	2,370,233	9,901,801	—	12,272,034
Italy	1,252,898	30,138,562	—	31,391,460
Japan	3,108,204	377,030,145	—	380,138,349
Kuwait	—	534,165	—	534,165
Mexico	8,364,441	—	0§	8,364,441
Netherlands	—	36,898,125	—	36,898,125
New Zealand	—	358,399	—	358,399
Norway	—	18,777,633	—	18,777,633
Pakistan	—	180,356	—	180,356
Philippines	—	608,454	—	608,454
Poland	—	3,659,466	—	3,659,466
Portugal	—	5,342,058	—	5,342,058
Qatar	—	1,264,003	—	1,264,003
Russia	—	—	0§	0§
Saudi Arabia	—	4,553,853	—	4,553,853
Singapore	—	14,580,889	—	14,580,889
South Africa	—	1,402,668	—	1,402,668
South Korea	1,086,102	51,095,726	—	52,181,828
Spain	—	34,930,945	—	34,930,945
Sweden	—	14,192,380	—	14,192,380
Switzerland	4,154,635	25,174,959	—	29,329,594
Taiwan	—	63,608,805	—	63,608,805
Thailand	—	23,852,827	—	23,852,827
Turkey	—	1,275,213	—	1,275,213
Ukraine	—	194,106	—	194,106
United Arab Emirates	—	8,452,708	—	8,452,708
United Kingdom	27,705,533	67,045,778	0§	94,751,311
United States	326,870,755	—	90,711	326,961,466
Vietnam	—	798,481	—	798,481

TOTAL COMMON STOCKS	473,194,082	1,082,386,886	90,711	1,555,671,679

Preferred Stocks
Brazil	1,921,331	9,629,283	—	11,550,614
Chile	1,988,787	—	—	1,988,787
Germany	—	8,194,689	—	8,194,689
Russia	—	—	0§	0§
South Korea	—	1,465,242	—	1,465,242
United States	—	—	450,870	450,870

TOTAL PREFERRED STOCKS	3,910,118	19,289,214	450,870	23,650,202

Rights/Warrants
Canada	—	—	1,087,174	1,087,174
Italy	—	—	71,179	71,179

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Description	Level 1	Level 2	Level 3	Total

Implementation Fund (continued)
Asset Valuation Inputs (continued)
Rights/Warrants (continued)
United States	$—	$—	$98,660	$98,660

TOTAL RIGHTS/WARRANTS	—	—	1,257,013	1,257,013

Investment Funds
United States	638,747	—	—	638,747

TOTAL INVESTMENT FUNDS	638,747	—	—	638,747

Debt Obligations
United States	449,668,679	50,854,928	—	500,523,607

TOTAL DEBT OBLIGATIONS	449,668,679	50,854,928	—	500,523,607

Short-Term Investments	10,322,297	270,000,247	—	280,322,544

Total Investments	937,733,923	1,422,531,275	1,798,594	2,362,063,792

Derivatives^
Futures Contracts
Equity Risk	150,197	—	—	150,197
Interest Rate Risk	4,229,159	—	—	4,229,159
Swap Contracts
Credit Risk	—	866,070	—	866,070
Equity Risk	—	198,406	—	198,406

Total	$942,113,279	$1,423,595,751	$1,798,594	$2,367,507,624

Liability Valuation Inputs
Common Stocks
Australia	$—	$(12,990,896)	$—	$(12,990,896)
Belgium	—	(706,065)	—	(706,065)
Brazil	(3,440,704)	—	—	(3,440,704)
Canada	(21,726,913)	—	—	(21,726,913)
Denmark	—	(4,298,397)	—	(4,298,397)
France	—	(6,537,016)	—	(6,537,016)
Germany	—	(14,334,529)	—	(14,334,529)
Israel	(4,330,438)	—	—	(4,330,438)
Italy	—	(8,538,853)	—	(8,538,853)
Japan	—	(33,107,950)	—	(33,107,950)
Netherlands	—	(8,985,418)	—	(8,985,418)
Norway	—	(2,482,189)	—	(2,482,189)
Peru	(2,649,461)	—	—	(2,649,461)
Singapore	(2,756,196)	(1,407,444)	—	(4,163,640)
Spain	—	(5,839,944)	—	(5,839,944)
Sweden	(2,921,856)	(4,048,452)	—	(6,970,308)
Switzerland	—	(4,915,902)	—	(4,915,902)
United Kingdom	—	(22,492,245)	—	(22,492,245)
United States	(159,078,276)	(3,195,087)	—	(162,273,363)

TOTAL COMMON STOCKS	(196,903,844)	(133,880,387)	—	(330,784,231)

Preferred Stocks
Germany	—	(1,886,504)	—	(1,886,504)

TOTAL PREFERRED STOCKS	—	(1,886,504)	—	(1,886,504)

132

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Description	Level 1	Level 2	Level 3	Total

Implementation Fund (continued)
Liability Valuation Inputs (continued)
Derivatives^
Futures Contracts
Equity Risk	$—	$(149,920)	$—	$(149,920)
Interest Rate Risk	(78,537)	—	—	(78,537)
Swap Contacts
Credit Risk	—	(1,800,174)	—	(1,800,174)
Equity Risk	—	(102,059)	—	(102,059)

Total	$(196,982,381)	$(137,819,044)	$—	$(334,801,425)

International Developed Equity Allocation Fund
Asset Valuation Inputs
Investment Funds	$174,227,891	$—	$—	$174,227,891
Short-Term Investments	150,718	—	—	150,718

Total Investments	174,378,609	—	—	174,378,609

Total	$174,378,609	$—	$—	$174,378,609

International Equity Allocation Fund
Asset Valuation Inputs
Investment Funds	$350,268,557	$—	$—	$350,268,557
Short-Term Investments	304,217	—	—	304,217

Total Investments	350,572,774	—	—	350,572,774

Total	$350,572,774	$—	$—	$350,572,774

MAC Implementation Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$1,684,795	$—	$—	$1,684,795
U.S. Government Agency	—	1,098,181	—	1,098,181

TOTAL DEBT OBLIGATIONS	1,684,795	1,098,181	—	2,782,976

Short-Term Investments	372,608	—	—	372,608

Total Investments	2,057,403	1,098,181	—	3,155,584

Derivatives^
Futures Contracts
Interest Rate Risk	18,249	—	—	18,249
Swap Contracts
Credit Risk	—	56,852	—	56,852

Total	$2,075,652	$1,155,033	$—	$3,230,685

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(38)	$—	$(38)
Futures Contracts
Interest Rate Risk	(1,769)	—	—	(1,769)

133

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Description	Level 1	Level 2	Level 3	Total

MAC Implementation Fund (continued)
Liability Valuation Inputs (continued)
Derivatives^ (continued)
Swap Contracts
Interest Rate Risk	$—	$(3,024)	$—	$(3,024)

Total	$(1,769)	$(3,062)	$—	$(4,831)

Multi-Asset Credit Fund
Asset Valuation Inputs
Investment Funds	$10,890,499	$—	$—	$10,890,499
Short-Term Investments	347,345	—	—	347,345

Total Investments	11,237,844	—	—	11,237,844

Total	$11,237,844	$—	$—	$11,237,844

Strategic Opportunities Allocation Fund
Asset Valuation Inputs
Common Stocks
China	$—	$—	$0§	$0§
Russia	—	—	0§	0§

TOTAL COMMON STOCKS	—	—	0§	0§

Investment Funds
United States	59,749,302	—	—	59,749,302

TOTAL INVESTMENT FUNDS	59,749,302	—	—	59,749,302

Debt Obligations
United States	199,996	—	—	199,996

TOTAL DEBT OBLIGATIONS	199,996	—	—	199,996

Short-Term Investments	269,797	—	—	269,797

Total Investments	60,219,095	—	0§	60,219,095

Total	$60,219,095	$—	$0§	$60,219,095

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

§	Represents the interest in securities that were determined to have a value of zero at August 31, 2025.
^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ financial statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

As of August 31, 2025, Alternative Allocation Fund’s Level 3 holdings include investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendors).

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The following is a reconciliation of securities and derivatives, if any, for Funds in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2025	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balances as of August 31, 2025	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2025
Consolidated Alternative Allocation Fund
Common Stocks
United States	$4,782	$—	$—	$—	$—	$—	$—	$—	$4,782	$—
Rights/Warrants
Canada	264,384	—	—	—	—	—	—	—	264,384	—
Italy	—	0§	—	—	—	43,595	—	—	43,595	43,595
United States	335,843	64,650	—	—	—	(3,660)	—	—	396,833	(3,660)
Investment Funds
United States	14,784,129	—	—	—	—	(1,971,217)	—	—	12,812,912	(1,971,217)

Total Investments	$15,389,138	$64,650	$—	$—	$—	$(1,931,282)	$—	$—	$13,522,506	$(1,931,282)

§	Represents the interest in securities that were determined to have a value of zero at August 31, 2025.

The following table summarizes the quantitative inputs used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended August 31, 2025.

Quantitative information about Level 3 Fair Value Measurements*

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)

Consolidated Alternative Allocation Fund
Common Stock	0§	Fair Value	Discount for lack of liquidity/marketability	$0 (N/A)

*

The table does not include Level 3 securities or derivatives that are valued by pricing vendors or brokers. As of August 31, 2025, the value of these securities and/or derivatives for Consolidated Alternative Allocation Fund was $13,522,506. The inputs for these investments are not readily available or cannot be reasonably estimated.

§	Represents the interest in securities that were determined to have a value of zero at August 31, 2025.

Cash

Cash and foreign currency, if any, in the Statements of Assets and Liabilities consist of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include marked-to-market amounts related to foreign currency or cash owed.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated

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on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Loan assignments and participations

Certain Funds may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties by corporate, governmental or other borrower. Such “loans” may include bank loans, promissory notes, and loan participations, or in the case of suppliers of goods or services, trade claims or other receivables. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness a Fund has direct recourse against the borrower, it may have to rely on the agent to enforce its rights against the borrower. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. Loan assignments and participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Repurchase agreements

The Funds may enter into repurchase agreements with banks and brokers. Under a repurchase agreement a Fund acquires a security for a relatively short period for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired may be less than the amount owed to the Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and, even if the Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. Repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Fund Name	Counterparty	Value ($)	Value (with associated collateral) ($)	Weighted Average Maturity (days)

Consolidated Alternative Allocation Fund	Nomura Securities International, Inc.	67,025,753	68,472,564	4

Benchmark-Free Fund	Nomura Securities International, Inc.	144,999,298	148,082,104	4

Implementation Fund	Daiwa Capital Markets America, Inc.	270,000,247	275,828,446	4

Reverse repurchase agreements

The Funds may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. Reverse repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

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Inflation-indexed bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation/deflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation/deflation into the principal value of the bond. Many other issuers adjust the coupon accruals for inflation related changes.

The market price of inflation-indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e. stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Coupon payments received by a Fund from inflation-indexed bonds are generally included in the Fund’s gross income for the period in which they accrue. In addition, any increase/decrease in the principal amount of an inflation-indexed bond is generally included in the Fund’s gross income even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Securities lending

The Funds may make secured loans of their portfolio securities amounting to not more than one-third of their total assets. Securities loans are required to be collateralized by cash or securities in an amount equal to the securities loaned (marked to market daily). Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the following business day. Funds participating in securities lending receive compensation for lending their securities and/or net investment income earned on the investment of cash collateral, net of fee rebates paid to the borrower and fees paid to the lending agent. Cash collateral received is generally invested in GMO U.S. Treasury Fund. State Street Bank and Trust Company (“State Street”) serves as the Funds’ lending agent.

A Fund that lends its portfolio securities bears the risk of delay in the recovery of loaned securities, including possible impairment of the Fund’s ability to vote the securities, the inability to invest proceeds from the sales of such securities and of loss of rights in the collateral should the borrower fail financially. A Fund also bears the risk that the value of investments made with collateral may decline. A Fund bears the risk of total loss with respect to the investment of collateral.

At August 31, 2025, securities on loan at value and collateral from securities on loan are listed below:

Fund Name	Value of securities on loan ($)	Cash collateral ($)	Non-cash collateral ($)*	Total collateral ($)

Benchmark-Free Fund	4,934,564	109,770	5,154,981	5,264,751

Implementation Fund	12,313,948	799,584	12,176,557	12,976,141

*	Non-cash collateral is comprised of U.S. Treasuries and Agencies. The Fund cannot repledge non-cash collateral; therefore, they are excluded from the Statements of Assets and Liabilities.

In addition, some Funds may loan their portfolio securities through a “prime services” program offered by the Funds’ custodian to facilitate the borrowing of securities for the Funds’ short sales. Under the program, a Fund borrows securities from the custodian and sells short those borrowed securities. The Fund may utilize various ways of collateralizing its obligation to return the borrowed securities, including by pledging securities held in the Fund’s custodial account to the custodian or by lending securities held in the Fund’s custodial account to the custodian. For its participation in the prime services program, the Fund will pay the custodian a securities borrow fee and a financing charge. The following table provides the value of securities on loan under this program as of August 31, 2025:

Fund Name	Value of securities on loan as part of prime services ($)

Consolidated Alternative Allocation Fund	19,894,851

Benchmark-Free Fund	3,339,479

Implementation Fund	17,002,543

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Information regarding the value of the securities loaned and the value of cash collateral at period end is included in the Statements of Assets and Liabilities.

Short sales

Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the dividend and/or interest payable on such securities, if any, are reflected as a liability in the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. Some Funds may also loan their portfolio securities through a prime services program offered by the Funds’ custodian to facilitate the borrowing of securities for the Funds’ short sales (see Securities lending above). Short sales outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Municipal obligations

Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal notes are generally used to provide for short-term capital needs, such as to finance working capital needs of municipalities or to provide various interim or construction financing, and generally have maturities of one year or less. Municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: “general obligation” bonds and “revenue” bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The basic security behind general obligation bonds is the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue bonds have been issued to fund a wide variety of capital projects. The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies also may be used to make principal and interest payments on the issuer’s obligations. Municipal obligations at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Trade claims

Certain Funds may purchase trade claims against companies, including companies in bankruptcy or reorganization proceedings. Trade claims generally include claims of suppliers for goods delivered and not paid, claims for unpaid services rendered, claims for contract rejection damages and claims related to litigation. Trade claims are illiquid instruments which generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. Such claims are typically unsecured and may be subordinated to other unsecured obligations of a debtor, and generally are subject to defenses of the debtor with respect to the underlying transaction giving rise to the trade claim. Trade claims outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Credit agreement

The Trust has entered into a Credit Agreement (the “Credit Agreement”) with State Street on behalf of Alternative Allocation Fund, Implementation Fund and MAC Implementation Fund, along with other funds managed by GMO. The purpose of the Credit Agreement is to establish a committed, unsecured revolving line of credit whereby the participating Funds may borrow for the temporary funding of shareholder redemptions or for other temporary emergencies. The current term of the line of credit under the Credit Agreement is through January 16, 2026. Pursuant to the Credit Agreement, participating Funds may borrow up to an aggregate commitment amount of $75,000,000. Under the terms of the Credit Agreement, the Trust pays an annual commitment fee at the rate of 0.35% per year on the available credit, which is paid quarterly. Each participating Fund pays a commitment fee equal to its pro rata share of the unused portion of the line of credit under the Credit Agreement. Interest is charged to each Fund based on its borrowings at a variable rate of 0.10% plus the higher of the Federal Funds Effective Rate or the Overnight Bank Funding Rate. The Funds did not borrow under the Credit Agreement during the period ended August 31, 2025.

Taxes and distributions

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

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August 31, 2025 (Unaudited)

GMO Alternative Allocation SPC Ltd. and GMO Implementation SPC Ltd. are wholly-owned subsidiaries of Alternative Allocation Fund and Implementation Fund, respectively, and each has elected to be treated as a (non-U.S.) corporation for U.S. federal income tax purposes.

The policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at its discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund, at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders and/or if certain investments are made by a Fund’s wholly-owned subsidiary. Certain Funds have previously filed for and/or may file for additional tax refunds with respect to certain taxes withheld by certain countries. Generally, the amount of such refunds that a Fund reasonably determines are collectible and free from significant contingencies are reflected in a Fund’s net asset value and are reflected as Dividends from unaffiliated issuers in the Statements of Operations. In certain circumstances, a Fund’s receipt of such refunds may cause the Fund and/or its shareholders to be liable for U.S. federal income taxes, interest charges and related fees.

As a result of court cases involving several countries across the European Union, certain Funds and/or underlying funds have filed tax reclaims in addition to treaty-based claims, in respect of previously withheld taxes on dividends earned (“EU tax reclaims”). These filings are subject to various administrative proceedings by each local jurisdiction’s tax authority, as well as judicial proceedings. EU tax reclaim and associated interest entitlements that have been recognized, if any, are reflected as Other income in the Statements of Operations. As a result of its entitlements to EU tax reclaims and related interest amounts, a Fund may incur contingent legal fees. Such fees are presented within Legal fees in the Statements of Operations. Related receivables, if any, are reflected as EU tax reclaims receivable in the Statements of Assets and Liabilities. Receivables resulting from EU tax reclaims pursued by liquidated underlying funds, if any, are reflected as Receivable from liquidated underlying funds in the Statements of Assets and Liabilities. Generally, unless GMO believes that recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in a Fund’s net asset value. In some cases, the amount of EU tax reclaims could be material to a Fund’s net asset value. If a shareholder redeems shares of a Fund before an EU tax reclaim (as finally determined) is reflected in the Fund’s net asset value, the shareholder will not realize the benefit of that reclaim. EU tax reclaims and related interest entitlements recognized by a Fund, if any, reduce the amount of foreign taxes, if any, that a Fund may elect to pass-through to its shareholders from a U.S. federal tax perspective. In certain circumstances and to the extent that EU tax reclaims recognized by a Fund were previously passed-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into a closing agreement with the U.S. Internal Revenue Service. Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders).

Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Transaction-based charges are generally calculated as a percentage of the transaction amount. Taxes related to capital gains realized during the period ended August 31, 2025, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations.

Foreign taxes paid by each Fund may be treated, to the extent permissible by the Code (and other applicable U.S. federal tax guidance) and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.

139

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2025 (Unaudited)

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as return of capital.

As of February 28, 2025, certain Funds elected to defer to March 01, 2025, late-year ordinary losses and post-October capital losses. The Funds’ loss deferrals are as follows:

Fund Name	Late-Year Ordinary Loss Deferral ($)	Post-October Capital Losses Deferral ($)

Consolidated Alternative Allocation Fund	—

Benchmark-Free Allocation Fund	(2,549,238)	(6,149,154)

Benchmark-Free Fund	—	(63,273)

Global Asset Allocation Fund	(36,757)	—

Global Developed Equity Allocation Fund	(422)	—

Global Equity Allocation Fund	(5,628)	—

Consolidated Implementation Fund (Note 2)	—	—

International Developed Equity Allocation Fund	(660)	—

International Equity Allocation Fund	(1,399)	—

Strategic Opportunities Allocation Fund	—	(513,554)

As of February 28, 2025, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 28, 2025, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

Fund Name	Short-Term ($)	Long-Term ($)

Consolidated Alternative Allocation Fund	(7,202,208)	(941,770)

Benchmark-Free Allocation Fund	—	(275,959,991)

Benchmark-Free Fund	(34,126,624)	(140,912,614)

Global Asset Allocation Fund	(1,186,586)	(208,145,485)

Global Developed Equity Allocation Fund	(97,078)	(68,000,795)

Global Equity Allocation Fund	(1,286,239)	(120,152,574)

Consolidated Implementation Fund (Note 2)	(273,258,796)	(287,662,066)

International Developed Equity Allocation Fund	—	(155,100,128)

International Equity Allocation Fund	(881,435)	(163,700,618)

Strategic Opportunities Allocation Fund	(4,176)	(761,218)

140

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2025 (Unaudited)

As of August 31, 2025, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)

Consolidated Alternative Allocation Fund	743,369,575	93,682,232	(100,332,076)	(6,649,844)	(3,495,377)

Benchmark-Free Allocation Fund	2,169,623,132	165,926,080	(1,720,654)	164,205,426	—

Benchmark-Free Fund	1,261,603,179	118,586,309	(171,578,134)	(52,991,825)	1,562,497

Global Asset Allocation Fund	427,778,678	22,512,192	(16,289,906)	6,222,286	—

Global Developed Equity Allocation Fund	76,541,366	13,229,220	(249,137)	12,980,083	—

Global Equity Allocation Fund	528,761,491	59,734,254	(2,497,688)	57,236,566	—

Implementation Fund	2,236,595,894	226,969,011	(434,171,848)	(207,202,837)	3,202,418

International Developed Equity Allocation Fund	139,998,102	34,380,507	—	34,380,507	—

International Equity Allocation Fund	315,169,430	41,032,240	(5,628,896)	35,403,344	—

MAC Implementation Fund	3,154,318	2,661	(1,395)	1,266	15,645
Multi-Asset Credit Fund	10,953,324	284,520	—	284,520	—
Strategic Opportunities Allocation Fund	52,813,070	7,912,956	(506,931)	7,406,025	—

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. A Fund may recognize an income tax liability related to an uncertain tax position under U.S. GAAP when the uncertain tax position has a less than 50% probability that it would be sustained upon examination by the tax authorities, based on technical merits. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws and tax legislation/initiatives currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction. As of August 31, 2025, each Fund has determined that no tax liability is required to be accrued in its financial statements related to uncertain tax positions for any tax years which are subject to examination.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from underlying funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation/deflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

141

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2025 (Unaudited)

During the period ended August 31, 2025, the Funds did not recognize dividends or foreign withholding taxes on local Russian shares, if any, due to restrictions imposed by the Russian government on dividend payments received by foreign shareholders like the Funds. These ruble balances, which have not been recorded to date, could be material to the Funds. At this time, no assurance can be given regarding the future payment of outstanding dividends by Russian issuers, the time period during which such Russia’s restrictions will remain in place, or on the future ability of foreign shareholders to claim or otherwise gain control over or access to dividends paid.

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (see Note 5).

Custodian, Fund Accounting Agent and Transfer Agent

State Street serves as the Funds’ custodian, fund accounting agent and transfer agent. Cash balances maintained at the custodian and transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Segment reporting

The Funds adopted Fund Accounting Standards Board Accounting Standards Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or its results of operations. The Officers of the Funds act as the Funds’ chief operating decision maker (“CODM”) assessing performance and making decisions about resource allocation. The CODM has determined that each Fund operates as a single segment. The CODM monitors the operating results of each Fund as a whole and each Fund makes investments in accordance with its investment objective as outlined in its prospectus. The financial information used by the CODM is consistent with that presented in each Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

The accounting policies of the segment are the same as those described in Note 2. Summary of accounting policies. The financial statements include all the details of the segment assets, segment revenue and expenses, and reflect the financial results of the segment.

Recently-issued accounting guidance

In December 2023, the Financial Accounting Standards Board (“FASB”) issued a new Accounting Standards Update ASU 2023-09, “Income Taxes (Topic 740) – Improvements to Income Tax Disclosures” (“ASU 2023-09”). The purpose of ASU 2023-09 is to enhance the transparency of income tax disclosures, including the requirement to disclose income taxes paid disaggregated by jurisdictions. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024, with early adoption permitted. GMO is currently evaluating the impact, if any, of the new disclosure requirements on the financial statements.

142

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2025 (Unaudited)

3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however,

Management and Operational Risk	X	X	X	X	X	X	X	X	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X	X	X	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X	X	X	X	X	X	X	X
Market Risk – Equities	X	X	X	X	X	X	X	X	X			X
Market Risk – Fixed Income	X	X	X	X	X	X	X	X	X	X	X	X
Currency Risk	X	X	X	X	X	X	X	X	X	X	X	X
Credit Risk	X	X	X	X	X	X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X	X	X	X	X	X	X	X
Fund of Funds Risk	X	X	X	X	X	X	X	X	X	X	X	X
Counterparty Risk	X	X	X	X	X	X	X	X	X	X	X	X
Illiquidity Risk	X	X	X	X	X	X	X	X	X	X	X	X
Smaller Company Risk	X	X	X	X	X	X	X	X	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X	X	X	X
Futures Contracts Risk	X	X	X	X						X	X	X
Focused Investment Risk	X	X	X	X	X	X	X	X	X	X	X	X
Large Transactions Risk	X	X	X	X	X	X	X	X	X	X	X	X
Market Risk – Asset-Backed Securities		X	X	X			X			X	X	X
Commodities Risk	X	X	X	X			X					X
Event-Driven Risk	X	X					X					X
Value Investing Risk		X		X	X	X		X	X			X
Non-Diversified Funds	X	X	X	X						X		X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every possible risk of investing in the Funds. Particular Funds could be subject to additional risks because of the types of investments they make and market conditions, which can change over time. Please see the Funds’ prospectus for more information regarding the risks of investing in the Funds.

Funds that invest in other GMO Funds, other investment companies or in a wholly-owned subsidiary (collectively, “Underlying Funds”) are exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly and indirectly by the Fund.

143

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2025 (Unaudited)

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MANAGEMENT AND OPERATIONAL RISK. A Fund runs the risk that GMO’s investment techniques will fail to produce intended results. GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. A Fund also runs the risk that GMO’s assessment of an investment, including a security’s fundamental fair (or intrinsic) value, is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• NON-U.S. INVESTMENT RISK. The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, non-U.S. securities issuers often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, a Fund is subject to taxation by countries other than the United States, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, a Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and a Fund is subject to the risk that its license is terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. The risks above (such as substantial price fluctuations and market instability, illiquidity and lack of regulation) and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, difficulties enforcing legal judgments or contractual rights and geopolitical risks) tend to be higher for investments in the securities of issuers tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or commodities and often are more volatile than the economies of developed countries.

• DERIVATIVES AND SHORT SALES RISK. The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, leveraging risk, commodities risk and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant index or underlying securities. A Fund typically creates short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. Specifically, the net asset value of a Fund’s shares will be adversely affected if the equities or other assets that are the subject of a Fund’s short exposures appreciate in value. The risk of loss associated with derivatives that provide short investment exposure and short sales of securities is theoretically unlimited.

• MARKET RISK — EQUITIES. The market price of an equity in a Fund’s portfolio may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If a Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline (for example, if GMO’s assessment proves to be incorrect or the market fails to recognize the equity’s intrinsic value). A Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations and interest rates than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• MARKET RISK – FIXED INCOME. The market price of a fixed income investment can decline due to market-related factors, including rising interest or inflation rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market prices of emerging country sovereign and quasi-sovereign debt investments can decline due to uncertainty about their credit quality and the reliability of their payment streams.

144

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2025 (Unaudited)

• CURRENCY RISK. Fluctuations in exchange rates can adversely affect the market value of a Fund’s foreign currency holdings and investments denominated in foreign currencies.

• CREDIT RISK. A Fund runs the risk that the issuer or guarantor of a fixed income investment (including a sovereign or quasi-sovereign debt issuer) or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal and interest or otherwise to honor their obligations in a timely manner or at all. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such failure. Below investment grade investments have speculative characteristics, and negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those investments to make principal and interest payments than issuers of investment grade investments. Investments in distressed or defaulted or other low quality debt investments generally are considered speculative and are subject to substantial risks not normally associated with investments in higher quality securities, including adverse business, financial or economic conditions that lead to their issuers’ payment defaults and insolvency proceedings. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments, and a Fund may incur additional expenses in its effort to be repaid. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt investment proves incorrect, the Fund may lose a substantial portion or all of its original investment or may be required to accept cash or instruments worth less than its original investment.

• LEVERAGING RISK. The use of derivatives, short sales and securities lending can create leverage. Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. In addition, a Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption and the value of the Fund’s assets declines between the time a redemption request is treated as being received by the Fund and the time the Fund liquidates assets to fund that redemption.

• FUND OF FUNDS RISK. A Fund is indirectly exposed to all of the risks of an investment (if any) in its wholly-owned subsidiary and the underlying funds in which it invests, including the risk that its wholly-owned subsidiary (if any) and those underlying funds will not perform as expected.

• COUNTERPARTY RISK. A Fund runs the risk that the counterparty to a derivatives contract or a clearing member used by the Fund to hold a cleared derivatives contract is unable or unwilling to make timely settlement payments, return the Fund’s collateral or otherwise honor its obligations.

• ILLIQUIDITY RISK. Low trading volume, lack of a market maker, large position size or legal restrictions increase the risk that a Fund or an underlying fund is limited or prevented from selling particular securities or closing derivative positions at desirable prices at a particular time or at all.

• SMALLER COMPANY RISK. Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism, diplomatic tensions, dramatic changes in regulatory and/or foreign policy, cyberattacks, and rapid technological developments such as artificial intelligence) often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

• FUTURES CONTRACTS RISK. The loss to a Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts increases the volatility of the Fund’s net asset value. A liquid market may not exist for any particular futures contract at any particular time, and a Fund may be unable when it wishes to terminate its exposure under that contract. When a Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are subject to the hedge. In addition, a Fund may be unable to recover or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. futures contracts.

145

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2025 (Unaudited)

• FOCUSED INVESTMENT RISK. Investments in countries, regions, asset classes, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated.

• LARGE TRANSACTIONS RISK. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by that shareholder or group will require the Fund to sell investments at disadvantageous prices, disrupt the Fund’s operations, lead to temporary overexposure to the Fund’s intended investment program or force the Fund’s liquidation. A Fund may also be subject to these effects when a number of shareholders collectively redeem a large amount of Fund shares.

• MARKET RISK — ASSET BACKED SECURITIES. The market price of asset-backed securities, like that of other fixed income investments, can decline for a variety of reasons, including increases in interest rates. In addition, the market price can decrease due to a reduction in or decrease in the reliability of their payment streams. Payment streams associated with asset-backed securities held by a Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure, and creditworthiness of any credit-support provider), and a problem in any of these factors can lead to a reduction in the payment stream GMO expected a Fund to receive when the Fund purchased the asset-backed security. The liquidity of asset-backed securities (particularly below investment grade asset-backed securities) may change over time. During periods of deteriorating economic conditions, such as recessions, or periods of rising unemployment, delinquencies and losses generally increase, sometimes dramatically, for asset-backed securities whose underlying assets consist of loans, sales contracts, receivables and other obligations.

• COMMODITIES RISK. Commodity prices can be extremely volatile, and exposure to commodities can cause the net asset value of a Fund’s shares to decline or fluctuate significantly in a rapid and unpredictable manner.

• EVENT-DRIVEN RISK. If a Fund purchases securities in anticipation of a proposed merger, acquisition, exchange offer, tender offer, or other similar transaction and that transaction later appears likely to be delayed or unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of event-driven strategies (such as merger arbitrage) typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. Event-driven strategies are subject to the risk of overall market movements, and a Fund may experience losses even if a transaction is consummated.

• VALUE INVESTING RISK. Issuers whose securities GMO believes are undervalued may not realize their business potential, may never be recognized by the market as being undervalued and/or may be appropriately priced notwithstanding GMO’s assessment. These and other factors may cause the price of value stocks to decline, resulting in losses to a Fund.

• NON-DIVERSIFIED FUNDS. Alternative Allocation Fund and MAC Implementation Fund are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers. As a result, poor performance by a single investment is likely to have a greater impact on their performance. In addition, some of the Funds may invest a portion of their assets in shares of underlying funds that are not diversified.

4.	Derivative financial instruments

During the period ended August 31, 2025, only Consolidated Alternative Allocation Fund, Benchmark-Free Fund, Implementation Fund, MAC Implementation Fund and Strategic Opportunities Allocation Fund held derivative financial instruments directly. Implementation SPC Ltd. did not hold derivatives during the period March 1, 2025 to August 28, 2025. For a listing of derivative financial instruments, if any, held by the underlying funds, please refer to the underlying funds’ Schedule of Investments. The derivative information provided below only pertains to direct investments made by Alternative Allocation Fund, Benchmark-Free Fund, Implementation Fund and Strategic Opportunities Allocation Fund (or their respective wholly-owned subsidiary, if any).

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

Consolidated Alternative Allocation Fund may use derivatives in some or all of the ways described below.

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Use of Derivatives by Benchmark-Free Fund, Implementation Fund and Strategic Opportunities Allocation Fund

The Funds may use derivatives to gain long or short investment exposure to securities, commodities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use exchange-traded futures and forward foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets and may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives such as futures, options, and swap contracts, in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Funds may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency. Implementation Fund uses exchange-traded futures and forward contracts as an integral part of its investment program.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to individual commodities, various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of a certain type of security or commodity and GMO believes that another security or commodity will outperform such security or commodity, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). Long and short swap contracts and contracts for differences also may be used for these purposes. Derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased. In adjusting investment exposures, each Fund also may use currency derivatives, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio. Each Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

Use of Derivatives by MAC Implementation Fund

The Fund may use derivatives to gain long or short investment exposure to securities or other assets. In particular, the Fund may use swaps, options, or other derivatives on an index, an ETF, a single security, or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts, cross currency basis swaps, and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). For example, the Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices, ETFs, and currencies without actually having to sell existing investments or make new direct investments. For instance, GMO may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting their investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

* * *

Each of the Funds is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, a Fund may have gross investment exposures in excess of its net assets (i.e. the Funds may be leveraged) and therefore is subject to heightened risk of loss. Each Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

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Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be (or are capable of being) transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of notice to a Fund, a clearing member at any time can require termination of existing cleared derivatives position or an increase in margin requirements above those required at the outset of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy and any increase in margin held by a clearing member could expose a Fund to greater credit risk to its clearing member. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and/or loss of hedging protection.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended August 31, 2025, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Consolidated Alternative Allocation Fund	Benchmark- Free Fund	Implementation Fund	MAC Implementation Fund	Strategic Opportunities Allocation Fund
Forward currency contracts
Adjust currency exchange rate risk				X
Adjust exposure to foreign currencies	X
Manage against anticipated currency exchange rate changes	X
Futures contracts
Adjust exposure to certain securities markets	X	X	X
Adjust interest rate exposure	X			X
Maintain the diversity and liquidity of the portfolio	X	X	X	X
Options (Purchased)
Substitute for direct equity investment	X
Options (Written)
Adjust interest rate exposure	X
Substitute for direct equity investment	X
Swap contracts
Achieve exposure to a reference entity’s credit	X		X	X
Adjust exposure to certain markets				X
Adjust interest rate exposure	X	X	X
Generate long risk exposure to an index				X
Substitute for direct investment in securities	X	X	X		X

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency

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exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded in the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e. sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an

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addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

In a credit linked option contract, one party makes payments to another party in exchange for the option to exercise a contract where the buyer has the right to receive a specified return if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities and a specified decrease in the value of the related collateral occurs. A writer of a credit linked option receives periodic payments in return for its obligation to pay an agreed-upon value to the other party if they exercise their option in the case of a credit event. If no credit event occurs, the seller has no payment obligation and will keep the premiums received.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, basis swaps, currency swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses in the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations. The periodic frequency of payments received may differ from periodic payment frequencies made and their frequencies could be monthly, quarterly, semiannually, annually or at maturity.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Inflation swaps involve the exchange of a floating rate linked to an index for a fixed rate interest payment with respect to a notional amount or principal.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Correlation swaps involve receiving a stream of payments based on the actual average correlation between or among the price movements of two or more underlying variables over a period of time, in exchange for making a regular stream of payments based on a fixed “strike” correlation level (or vice versa), where both payment streams are based on a notional amount. The underlying variables may include, without limitation, commodity prices, exchange rates, interest rates and stock indices.

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Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Forward starting dividend swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive the changes in a dividend index point. A Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the relevant dividend index point based on a notional amount. For example, if a Fund took a long position on a dividend index swap, the Fund would receive payments if the relevant index point increased in value and would be obligated to pay if that index point decreased in value.

Future swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive the changes in an index. The Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the index based on a notional amount. For example, if the Fund took a long position on a future swap, the Fund would receive payments if the relevant index increased in value and would be obligated to pay if that index decreased in value.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

* * *

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure.

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2025 and the Statements of Operations for the period ended August 31, 2025^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

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	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Total

Consolidated Alternative Allocation Fund
Asset Derivatives
Investments, at value (purchased options)	$—	$—	$1,146,825	$—	$—	$1,146,825
Unrealized Appreciation on Forward Currency Contracts	—	—	—	3,965,034	—	3,965,034
Unrealized Appreciation on Futures Contracts¤	—	2,144,333	3,346,763	—	34,692	5,525,788
Swap Contracts, at value¤	18,851,131	—	1,832,036	—	2,087,968	22,771,135

Total	$18,851,131	$2,144,333	$6,325,624	$3,965,034	$2,122,660	$33,408,782

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(2,214,537)	$—	$(2,214,537)
Unrealized Depreciation on Futures Contracts¤	—	(6,162,678)	(5,222,500)	—	(412,094)	(11,797,272)
Written Options, at value	(357,018)	—	(7,576,522)	—	—	(7,933,540)
Swap Contracts, at value¤	(5,441,616)	—	(896,395)	—	(2,145,900)	(8,483,911)

Total	$(5,798,634)	$(6,162,678)	$(13,695,417)	$(2,214,537)	$(2,557,994)	$(30,429,260)

Net Realized Gain (Loss) on
Investments (purchased options)	$—	$—	$(779,593)	$—	$—	$(779,593)
Futures Contracts	—	3,083,167	7,285,199	—	(403,250)	9,965,116
Written Options	(7,477,599)	—	(4,676,228)	—	—	(12,153,827)
Swap Contracts	5,941,976	—	(7,754,496)	—	39,977	(1,772,543)
Forward Currency Contracts	—	—	—	7,504,186	—	7,504,186

Total	$(1,535,623)	$3,083,167	$(5,925,118)	$7,504,186	$(363,273)	$2,763,339

Change in Net Appreciation (Depreciation) on
Investments (purchased options)	$—	$—	$(164,504)	$—	$—	$(164,504)
Futures Contracts	—	(5,534,444)	(3,066,541)	—	(486,230)	(9,087,215)
Written Options	301,664	—	395,495	—	—	697,159
Swap Contracts	(163,748)	—	439,429	—	391,655	667,336
Forward Currency Contracts	—	—	—	1,374,446	—	1,374,446

Total	$137,916	$(5,534,444)	$(2,396,121)	$1,374,446	$(94,575)	$(6,512,778)

Benchmark-Free Fund
Asset Derivatives
Unrealized Appreciation on Futures Contracts¤	$—	$—	$99,845	$—	$2,032,273	$2,132,118
Swap Contracts, at value¤	438,809	—	99,244	—	—	538,053

Total	$438,809	$—	$199,089	$—	$2,032,273	$2,670,171

Liability Derivatives
Unrealized Depreciation on Futures Contracts¤	$—	$—	$(72,457)	$—	$(38,921)	$(111,378)
Swap Contracts, at value¤	(824,600)	—	(43,557)	—	—	(868,157)

Total	$(824,600)	$—	$(116,014)	$—	$(38,921)	$(979,535)

Net Realized Gain (Loss) on
Futures Contracts	$—	$—	$(394,922)	$—	$1,975,151	$1,580,229
Swap Contracts	(377,363)	—	(3,225,825)	—	—	(3,603,188)

Total	$(377,363)	$—	$(3,620,747)	$—	$1,975,151	$(2,022,959)

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$—	$27,388	$—	$660,043	$687,431
Swap Contracts	(313,511)	—	(155,529)	—	—	(469,040)

Total	$(313,511)	$—	$(128,141)	$—	$660,043	$218,391

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	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Total

Implementation Fund
Asset Derivatives
Unrealized Appreciation on Futures Contracts¤	$—	$—	$150,197	$—	$4,229,159	$4,379,356
Swap Contracts, at value¤	866,070	—	198,406	—	—	1,064,476

Total	$866,070	$—	$348,603	$—	$4,229,159	$5,443,832

Liability Derivatives
Unrealized Depreciation on Futures Contracts¤	$—	$—	$(149,920)	$—	$(78,537)	$(228,457)
Swap Contracts, at value¤	(1,800,174)	—	(102,059)	—	—	(1,902,233)

Total	$(1,800,174)	$—	$(251,979)	$—	$(78,537)	$(2,130,690)

Net Realized Gain (Loss) on
Futures Contracts	$—	$—	$517,635	$—	$4,380,141	$4,897,776
Swap Contracts	(830,481)	—	(6,339,960)	—	—	(7,170,441)

Total	$(830,481)	$—	$(5,822,325)	$—	$4,380,141	$(2,272,665)

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$—	$277	$—	$1,069,120	$1,069,397
Swap Contracts	(646,550)	—	(440,581)	—	—	(1,087,131)

Total	$(646,550)	$—	$(440,304)	$—	$1,069,120	$(17,734)

MAC Implementation Fund
Asset Derivatives
Unrealized Appreciation on Futures Contracts	$—	$—	$—	$—	$18,249	$18,249
Swap Contracts, at value	56,852	—	—	—	—	56,852

Total	$56,852	$—	$—	$—	$18,249	$75,101

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(38)	$—	$(38)
Unrealized Depreciation on Futures Contracts	—	—	—	—	(1,769)	(1,769)
Swap Contracts, at value	—	—	—	—	(3,024)	(3,024)

Total	$—	$—	$—	$(38)	$(4,793)	$(4,831)

Net Realized Gain (Loss) on
Futures Contracts	$—	$—	$—	$—	$42,179	$42,179
Swap Contracts	5,878	—	—	—	18,715	24,593
Forward Currency Contracts	—	—	—	(258)	—	(258)

Total	$5,878	$—	$—	$(258)	$60,894	$66,514

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$—	$—	$—	$16,480	$16,480
Swap Contracts	2,222	—	—	—	(3,019)	(797)
Forward Currency Contracts	—	—	—	(38)	—	(38)

Total	$2,222	$—	$—	$(38)	$13,461	$15,645

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	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Total

Strategic Opportunities Allocation Fund
Net Realized Gain (Loss) on
Swap Contracts	$—	$—	$(99,072)	$—	$—	$(99,072)

Total	$—	$—	$(99,072)	$—	$—	$(99,072)

Change in Net Appreciation (Depreciation) on
Swap Contracts	$—	$—	$10,736	$—	$—	$10,736

Total	$—	$—	$10,736	$—	$—	$10,736

^

Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

¤

The table includes cumulative unrealized appreciation/depreciation of futures and value of cleared swap contracts, if any, as reported in the Schedule of Investments. Period end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements, Master Securities Loan Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of OTC derivative transactions, repurchase agreements, reverse repurchase agreements and securities loans. The Master Agreements may include collateral posting terms and set-off provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset. Additionally, the set-off and netting provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Because no such event has occurred, the Funds do not presently have a legally enforceable right of set-off and these amounts have not been offset in the Statements of Assets and Liabilities, but have been presented separately in the table below. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect an early termination of all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. An estimate of the aggregate net payment, if any, that may need to be paid by a Fund (or may be received by a Fund) in such an event is represented by the Net Amounts in the tables below. For more information about other uncertainties and risks, see “Investments and other risks” above.

For financial reporting purposes, in the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from broker and any cash collateral received from the counterparty is reported as Due to broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements, reverse repurchase agreements and securities loans held by the Funds at August 31, 2025, if any.

The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC and/or exchange-traded derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of August 31, 2025:

154

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August 31, 2025 (Unaudited)

Consolidated Alternative Allocation Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$3,824,251	$(3,720,518)	$(103,733)	$—	*
Barclays Bank PLC	498,428	(410,000)	(51,609)	36,819
BNP Paribas	293,991	—	—	293,991
Citibank N.A.	4,495,447	(4,344,330)	(151,117)	—	*
Citigroup Global Markets Inc.	100,978	—	(15,848)	85,130
Deutsche Bank AG	61,075	—	(39,387)	21,688
Goldman Sachs International	2,359,742	(953,940)	(1,184,012)	221,790
JPMorgan Chase Bank, N.A.	2,915,855	(2,855,046)	(60,809)	—	*
Morgan Stanley & Co. International PLC	1,376,930	(263,931)	(1,112,999)	—	*
Morgan Stanley & Co. LLC	1,146,825	—	(1,146,825)	—
Société Générale	4,690	—	—	4,690
State Street Bank and Trust Company	1,039,000	(781,856)	(257,144)	—	*
UBS AG	1,170,084	—	(1,170,084)	—

Total	$19,287,296	$(13,329,621)	$(5,293,567)	$664,108

Counterparty	Gross Derivative Liabilities Subject to Master Agreement	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$(103,733)	$—	$103,733	$—
Barclays Bank PLC	(51,609)	—	51,609	—
Brown Brothers Harriman & Co.	(9,665)	—	—	(9,665)
Citibank N.A.	(151,117)	—	151,117	—
Citigroup Global Markets Inc.	(15,848)	—	15,848	—
Deutsche Bank AG	(39,387)	—	39,387	—
Goldman Sachs International	(1,184,012)	—	1,184,012	—
JPMorgan Chase Bank, N.A.	(60,809)	—	60,809	—
Morgan Stanley & Co. International PLC	(1,112,999)	—	1,112,999	—
Morgan Stanley & Co. LLC	(7,576,522)	6,429,697	1,146,825	—	*
Morgan Stanley Capital Services LLC	(225,575)	225,575	—	—	*
State Street Bank and Trust Company	(257,144)	—	257,144	—
UBS AG	(1,571,927)	269,886	1,170,084	(131,957)

Total	$(12,360,347)	$6,925,158	$5,293,567	$(141,622)

Benchmark-Free Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets

Goldman Sachs International	$ 99,244	$—	$—	$99,244

Total	$ 99,244	$—	$—	$99,244

Counterparty	Gross Derivative Liabilities Subject to Master Agreement	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities

Morgan Stanley Capital Services LLC	$(43,557)	$43,557	$—	$—	*

Total	$(43,557)	$43,557	$—	$—

155

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Notes to Financial Statements — (Continued)

August 31, 2025 (Unaudited)

Implementation Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Goldman Sachs International	$198,406	$—	$—	$198,406

Total	$198,406	$—	$—	$198,406

Counterparty	Gross Derivative Liabilities Subject to Master Agreement	Collateral Pledged	Derivative Assets/ Liabilities Available for Offset	Net Amount of Derivative Liabilities
Morgan Stanley Capital Services LLC	$(102,059)	$102,059	$—	$—	*

Total	$(102,059)	$102,059	$—	$—

MAC Implementation Fund

Counterparty	Gross Derivative Liabilities Subject to Master Agreement	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
BNP Paribas	$(3,024)	$—	$—	$(3,024)
Morgan Stanley & Co. International PLC	(26)	—	—	(26)
State Street Bank and Trust Company	(12)	—	—	(12)

Total	$(3,062)	$—	$—	$(3,062)

*	The actual collateral received and/or pledged is more than the amount shown.

The average derivative activity of notional amounts (forward currency contracts, futures contracts and swap contracts) and principal amounts or number of contracts (options) outstanding, based on absolute values, at each month-end, was as follows for the period ended August 31, 2025:

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Options (Principal)	Options (Contracts)	Swap Contracts ($)
Consolidated Alternative Allocation Fund	738,950,269	564,739,569	138,401,667	15,153	1,340,455,703
Benchmark-Free Fund	—	316,407,704	—	—	47,416,957
Implementation Fund	—	678,912,305	—	—	97,695,522
MAC Implementation Fund	21,393	7,149,119	—	—	971,980
Strategic Opportunities Allocation Fund	—	—	—	—	0	*

*	Amount is less than $1.

156

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Notes to Financial Statements — (Continued)

August 31, 2025 (Unaudited)

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to certain Funds. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

Management Fee	0.73%	0.65%	—	—	—	—	—	—	—	—	0.35%	—

In addition, each class of shares of certain Funds pays GMO directly or indirectly a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Shareholder service fees are paid monthly at the annual rate equal to the percentage of each applicable Class’s average daily net assets set forth in the table below:

Fund Name	Class II	Class III	Class IV	Class V	Class VI	Class R6	Class I
Alternative Allocation Fund	0.22%*	0.15%*	0.105%*	0.085%*	0.055%	0.22%	0.22%
Benchmark-Free Allocation Fund		0.15%	0.10%			0.15%	0.15%
Multi-Asset Credit Fund	0.20%*	0.15%*	0.10%			0.20%*	0.20%*

*	Class is offered but has no shareholders as of August 31, 2025.

For certain Funds, GMO does not charge the Fund a management fee or shareholder service fee, but it receives management and/or shareholder service fees from the underlying funds in which the Fund invests. Because those fees vary from fund to fund, the levels of indirect net expenses set forth below are affected by GMO’s asset allocation decisions.

For each Fund, other than Alternative Allocation Fund and Multi-Asset Credit Fund, GMO has contractually agreed to reimburse the Funds for their “Specified Operating Expenses” (as defined below). For Implementation Fund, GMO has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceed 0.02% of the Funds’ average daily net assets.

Subject to the exclusions noted below, “Specified Operating Expenses” means: audit expenses, fund accounting and administration expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, organizational and start-up expenses, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. In the case of Benchmark-Free Fund, “Specified Operating Expenses” does not include the Fund’s direct custody expenses attributable to its holdings of emerging market securities.

157

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Notes to Financial Statements — (Continued)

August 31, 2025 (Unaudited)

With respect to Alternative Allocation Fund and Multi-Asset Credit Fund, GMO has contractually agreed to waive its fees with respect to and/or reimburse the Fund to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed the following amounts for each class of shares, in each case representing the average daily net assets for the indicated class of shares (each, an “Expense Cap”). The expense cap for Alternative Allocation Fund is 0.99% for Class II shares; 0.92% for Class III shares; 0.875% for Class IV shares; 0.855% for Class V shares; 0.825% for Class VI shares; 0.99% for Class R6 shares; and 0.99% for Class I shares. The Expense Cap for Multi-Asset Credit Fund is 0.57% for Class II shares; 0.52% for Class III shares; 0.47% for Class IV shares; 0.57% for Class R6 shares; and 0.57% for Class I shares. Fees and expenses of the “non-interested” Trustees and legal counsel to the “non-interested” Trustees, investment-related costs (such as brokerage commissions, interest, and acquired fund fees and expenses), payments out of assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries, borrowing and borrowing-related costs (such as expenses incurred in establishing and maintaining a credit facility), taxes, litigation and indemnification expenses, judgments, and other extraordinary or non-recurring expenses not incurred in the ordinary course of the Fund’s business (collectively, “Excluded Expenses”), are excluded from the Expense Cap. GMO is permitted to recover from the Fund, on a class-by-class basis, expenses it has borne or reimbursed pursuant to an Expense Cap (whether through reduction of its fees or otherwise) to the extent that the Fund’s total annual fund operating expenses (excluding Excluded Expenses) later fall below that Expense Cap set forth above or any lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. Any such recovery will not cause the Fund to exceed the Expense Caps set forth above or any lower expense limits as is in effect at the time GMO seeks to recover expenses.

For the period ended August 31, 2025, GMO did not recoup any previously recorded waivers and/or reimbursements.

On August 31, 2025, the waivers and/or reimbursements subject to possible future recoupment are as follows:

	Expiring the year ending February 28, 2026	Expiring the year ending February 28, 2027	Expiring the year ending February 29, 2028	Expiring the year ending February 28, 2029

Alternative Allocation Fund, Class VI	$214,691	$150,748	$153,222	$267,478

Alternative Allocation Fund, Class R6	$ 41	$ 17	$ 23	$ 4

Alternative Allocation Fund, Class I	$466,588	$461,207	$391,372	$ 47,497

Multi-Asset Credit Fund, Class IV	—	—	—	$ 73,880

For Alternative Allocation Fund, Benchmark-Free Allocation Fund and Multi-Asset Credit Fund, GMO has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust and GMO-managed ETFs. Management fees and shareholder service fees will not be waived below zero.

GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares of each Fund, except for Multi-Asset Credit Fund, to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.15% of such Fund’s average daily net assets attributable to Class I shares. For Multi-Asset Credit Fund, GMO has contractually agreed to waive its fee with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.08% of the average daily net assets attributable to Class I shares.

These contractual waivers and reimbursements will continue through at least June 30, 2026 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

158

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2025 (Unaudited)

Sub-Transfer Agent/Recordkeeping Payments

Class II, III, IV, V, VI and R6 shares are not subject to payments to third parties for sub-transfer agent/recordkeeping and other administrative services. GMO may, on a case-by-case basis, make payments for sub-transfer agent, recordkeeping and other administrative services provided by financial intermediaries for the benefit of shareholders of these classes. Any such payments are made by GMO out of its own resources and are not an additional charge to a Fund or the holders of Class II, III, IV, V, VI or Class R6 shares. These payments create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

Class I shares are subject to payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of holders of Class I shares through an account maintained by a third-party platform or intermediary. These services are not primarily intended to result in the sale of Fund shares but instead to provide ongoing services with respect to holders of Class I shares through a third-party platform or intermediary. Because payments for sub-transfer agency, recordkeeping and other administrative services are paid out of a Fund’s Class I assets on an ongoing basis, over time they will increase the cost of an investment in Class I shares. In addition, GMO may, on a case-by-case basis, make payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to shareholders of Class I shares. Any such payments will be made by GMO out of its own resources and will not be an additional charge to a Fund or the holders of Class I shares. Any such payments will create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

The Funds’ portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the period ended August 31, 2025 is shown in the table below and is included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)
Consolidated Alternative Allocation Fund	25,962
Benchmark-Free Allocation Fund	78,973
Benchmark-Free Fund	40,356
Global Asset Allocation Fund	13,713
Global Developed Equity Allocation Fund	3,002
Global Equity Allocation Fund	20,237
Implementation Fund	67,570
International Developed Equity Allocation Fund	11,780
International Equity Allocation Fund	11,763
MAC Implementation Fund	42
Multi-Asset Credit Fund	218
Strategic Opportunities Allocation Fund	5,696

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2025, the Funds below had annualized indirect fees and expenses greater than 0.01% of the Fund’s average daily net assets.

159

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Notes to Financial Statements — (Continued)

August 31, 2025 (Unaudited)

Fund Name	Total Indirect Expenses
Consolidated Alternative Allocation Fund	0.003%
Benchmark-Free Allocation Fund	0.746%*
Benchmark-Free Fund	0.448%*
Global Asset Allocation Fund	0.863%*
Global Developed Equity Allocation Fund	0.530%
Global Equity Allocation Fund	0.569%
International Developed Equity Allocation Fund	0.625%
International Equity Allocation Fund	0.690%
Multi-Asset Credit Fund	0.364%
Strategic Opportunities Allocation Fund	0.941%*

*	Includes indirect interest and dividend expense on reverse repurchase agreements and short sales, respectively, and borrowing costs for investments sold short.

The Funds are permitted to purchase or sell securities from or to other GMO Trust funds under specified conditions outlined in procedures adopted by the Trustees. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another GMO Trust fund complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effectuated at the current market price. During the period ended August 31, 2025, the Funds did not engage in these transactions.

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and including GMO U.S. Treasury Fund, if applicable, for the period ended August 31, 2025 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)
Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Consolidated Alternative Allocation Fund	1,339,541,660	1,128,852,329	1,419,352,316	1,075,458,604
Benchmark-Free Allocation Fund	—	83,607,722	—	310,078,183
Benchmark-Free Fund	324,235,900	373,083,321	250,303,107	474,740,418
Global Asset Allocation Fund	—	71,801,307	—	46,798,762
Global Developed Equity Allocation Fund	—	9,884,108	—	6,551,091
Global Equity Allocation Fund	—	55,274,515	—	105,593,615
Consolidated Implementation Fund*	658,900,299	669,808,216	695,402,930	954,807,858
International Developed Equity Allocation Fund	—	11,853,439	—	204,152,181
International Equity Allocation Fund	—	18,799,602	—	46,490,306
MAC Implementation Fund	8,018,748	—	5,253,519	—
Multi-Asset Credit Fund	—	12,642,717	—	2,069,663
Strategic Opportunities Allocation Fund	100,000	22,528,937	—	143,637,528

*	Amounts are consolidated through August 28, 2025 (Note 2).

160

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2025 (Unaudited)

Included in the table above are cost of purchases and proceeds from sales of securities for in-kind transactions, excluding short-term investments, if any, in accordance with U.S. GAAP for the period ended August 31, 2025. In-kind purchases and sales of securities, including short-term investments, if any, and net realized gains/(losses) attributed to redemption in-kind transactions, if any, are noted in the table below:

Fund Name	In-Kind Purchases ($)	In-Kind Sales ($)	Net realized gains/(losses) attributed to redemption in-kind transactions ($)
International Developed Equity Allocation Fund	—	203,386,188	52,855,721

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders as of August 31, 2025

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund		Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund
Alternative Allocation Fund	3	#	75.54%
Benchmark-Free Allocation Fund	1		10.98%
Benchmark-Free Fund	3		54.92%
Global Asset Allocation Fund	2		32.88%
Global Developed Equity Allocation Fund	1		99.76%
Global Equity Allocation Fund	3		76.91%
Implementation Fund	1	‡	93.13%
International Developed Equity Allocation Fund	1		91.19%
International Equity Allocation Fund	2		80.28%
MAC Implementation Fund	1	‡	100.00%
Multi-Asset Credit Fund	1		93.09%
Strategic Opportunities Allocation Fund	1		89.12%

#	Two of the shareholders are other funds of the Trust.
‡	One of the shareholders is another fund of the Trust.

161

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2025 (Unaudited)

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Six Months Ended August 31, 2025 (Unaudited)		Year Ended February 28, 2025

	Shares	Amount	Shares	Amount

Consolidated Alternative Allocation Fund
Class VI:
Shares sold	1,172,809	$20,867,715	31,360,607	$544,264,806
Shares issued to shareholders in reinvestment of distributions	1,100,684	19,294,988	88,487	1,552,680
Shares repurchased	(2,609,308)	(46,995,068)	(5,467)	(98,704)

Net increase (decrease)	(335,815)	$(6,832,365)	31,443,627	$545,718,782

Class R6:
Shares sold	72	$1,311	226	$4,161
Shares issued to shareholders in reinvestment of distributions	17	298	15	265
Shares repurchased	(43)	(792)	(86)	(1,510)

Net increase (decrease)	46	$817	155	$2,916

Class I:
Shares sold	368,561	$6,509,219	1,001,765	$18,030,011
Shares issued to shareholders in reinvestment of distributions	76,498	1,330,295	110,233	1,919,214
Shares repurchased	(598,780)	(10,579,215)	(2,888,865)	(50,886,556)

Net increase (decrease)	(153,721)	$(2,739,701)	(1,776,867)	$(30,937,331)

Benchmark-Free Allocation Fund
Class III:
Shares sold	206,937	$5,616,545	937,548	$25,068,855
Shares issued to shareholders in reinvestment of distributions	35,276	998,666	1,406,827	36,077,525
Shares repurchased	(8,413,634)	(231,251,579)	(10,318,973)	(277,456,386)

Net increase (decrease)	(8,171,421)	$(224,636,368)	(7,974,598)	$(216,310,006)

Class IV:
Shares sold	413,420	$11,324,371	757,151	$20,315,296
Shares issued to shareholders in reinvestment of distributions	31,183	883,100	857,432	22,003,912
Shares repurchased	(1,533,542)	(42,772,142)	(9,142,043)	(243,556,945)

Net increase (decrease)	(1,088,939)	$(30,564,671)	(7,527,460)	$(201,237,737)

Class MF:*
Shares repurchased	—	$—	(30,253,539)	$(799,411,269)

Net increase (decrease)	—	$—	(30,253,539)	$(799,411,269)

Class R6:
Shares sold	1,404,628	$37,699,897	2,044,123	$54,531,144
Shares issued to shareholders in reinvestment of distributions	21,325	603,057	591,892	15,157,683
Shares repurchased	(909,876)	(25,091,620)	(2,110,449)	(56,081,286)

Net increase (decrease)	516,077	$13,211,334	525,566	$13,607,541

162

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Notes to Financial Statements — (Continued)

August 31, 2025 (Unaudited)

	Six Months Ended		Year Ended
	August 31, 2025 (Unaudited)		February 28, 2025

	Shares	Amount	Shares	Amount

Benchmark-Free Allocation Fund (continued)
Class I:
Shares sold	994,126	$27,297,774	4,473,206	$119,592,801
Shares issued to shareholders in reinvestment of distributions	17,750	501,799	641,451	16,422,810
Shares repurchased	(1,064,573)	(29,069,231)	(2,871,751)	(76,514,411)

Net increase (decrease)	(52,697)	$(1,269,658)	2,242,906	$59,501,200

Benchmark-Free Fund
Class III:
Shares sold	137,567	$2,834,717	9,733,204	$184,620,443
Shares issued to shareholders in reinvestment of distributions	410,571	8,400,281	2,873,165	54,377,894
Shares repurchased	(2,894,921)	(57,366,077)	(10,698,289)	(210,695,887)

Net increase (decrease)	(2,346,783)	$(46,131,079)	1,908,080	$28,302,450

Global Asset Allocation Fund
Class III:
Shares sold	609,010	$21,011,285	418,457	$13,636,743
Shares issued to shareholders in reinvestment of distributions	13,685	484,572	488,341	15,653,954
Shares repurchased	(179,855)	(6,457,645)	(483,088)	(16,234,048)

Net increase (decrease)	442,840	$15,038,212	423,710	$13,056,649

Class R6:
Shares sold	7,318	$240,071	8,623	$283,751
Shares issued to shareholders in reinvestment of distributions	291	10,305	11,456	367,015
Shares repurchased	(33,183)	(1,095,976)	(70,948)	(2,340,881)

Net increase (decrease)	(25,574)	$(845,600)	(50,869)	$(1,690,115)

Class I:
Shares sold	15,972	$533,046	88,145	$2,936,277
Shares issued to shareholders in reinvestment of distributions	381	13,486	18,076	579,182
Shares repurchased	(34,807)	(1,193,987)	(51,655)	(1,705,375)

Net increase (decrease)	(18,454)	$(647,455)	54,566	$1,810,084

Global Developed Equity Allocation Fund
Class III:
Shares issued to shareholders in reinvestment of distributions	3,592	$102,458	148,322	$3,774,722
Shares repurchased	—	—	(188)	(4,644)

Net increase (decrease)	3,592	$102,458	148,134	$3,770,078

Global Equity Allocation Fund
Class III:
Shares sold	—	$—	23	$663
Shares issued to shareholders in reinvestment of distributions	15,290	489,579	957,738	27,193,948
Shares repurchased	(2,334,193)	(70,711,998)	(7,284,976)	(213,368,261)

Net increase (decrease)	(2,318,903)	$(70,222,419)	(6,327,215)	$(186,173,650)

163

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2025 (Unaudited)

	Six Months Ended				Year Ended
	August 31, 2025 (Unaudited)				February 28, 2025

	Shares		Amount		Shares	Amount

Global Equity Allocation Fund (continued)
Class R6:
Shares sold	22,924		$710,026		102,980	$2,923,434
Shares issued to shareholders in reinvestment of distributions	1,511		48,383		81,714	2,319,408
Shares repurchased	(17,590)		(538,902)		(97,404)	(2,796,543)

Net increase (decrease)	6,845		$219,507		87,290	$2,446,299

Class I:
Shares sold	544		$16,790		1,767	$52,080
Shares issued to shareholders in reinvestment of distributions	82		2,615		8,602	244,019
Shares repurchased	(39,755)		(1,278,995)		(270,733)	(7,689,313)

Net increase (decrease)	(39,129)		$(1,259,590)		(260,364)	$(7,393,214)

Consolidated Implementation Fund(a)
Core Class:
Shares sold	3,887,882		$51,299,060		13,689,662	$180,714,942
Shares issued to shareholders in reinvestment of distributions	1,199,701		16,867,792		10,064,227	129,012,841
Shares repurchased	(18,408,324)		(253,355,183)		(123,047,264)	(1,609,520,274)

Net increase (decrease)	(13,320,741)		$(185,188,331)		(99,293,375)	$(1,299,792,491)

International Developed Equity Allocation Fund
Class III:
Shares sold	4,696		$87,205		68,935	$1,180,866
Shares issued to shareholders in reinvestment of distributions	6,673		141,531		458,361	7,930,658
Shares repurchased	(9,561,084	)(b)	(204,017,675	)(b)	(6,326,355)	(110,120,857)

Net increase (decrease)	(9,549,715)		$(203,788,939)		(5,799,059)	$(101,009,333)

Class R6:
Shares sold	437,085		$8,724,397		7,223,473	$126,034,953
Shares issued to shareholders in reinvestment of distributions	5,357		113,631		362,690	6,271,612
Shares repurchased	(144,382)		(2,934,307)		(629,823)	(11,027,225)

Net increase (decrease)	298,060		$5,903,721		6,956,340	$121,279,340

International Equity Allocation Fund
Class III:
Shares sold	249		$7,000		398,574	$11,701,545
Shares issued to shareholders in reinvestment of distributions	2,387		81,142		156,532	4,440,307
Shares repurchased	(621,045)		(19,437,436)		(321,684)	(9,277,581)

Net increase (decrease)	(618,409)		$(19,349,294)		233,422	$6,864,271

Class R6:
Shares sold	188,718		$6,206,630		119,673	$3,537,381
Shares issued to shareholders in reinvestment of distributions	7,974		271,047		464,247	13,183,121
Shares repurchased	(586,228)		(18,624,639)		(916,154)	(26,566,851)

Net increase (decrease)	(389,536)		$(12,146,962)		(332,234)	$(9,846,349)

164

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2025 (Unaudited)

	Six Months Ended August 31, 2025 (Unaudited)		Year Ended February 28, 2025
	Shares	Amount	Shares	Amount

MAC Implementation Fund
Core Class:(c)
Shares sold	287,936	$2,881,300
Shares repurchased	(100,249)	(1,016,800)

Net increase (decrease)	187,687	$1,864,500

Multi-Asset Credit Fund
Class IV:(c)
Shares sold	537,110	$10,750,000

Net increase (decrease)	537,110	$10,750,000

Strategic Opportunities Allocation Fund
Class III:
Shares sold	6,848	$121,622	—	$—
Shares issued to shareholders in reinvestment of distributions	127,353	2,200,720	397,004	6,610,156
Shares repurchased	(6,685,902)	(117,834,033)	(3,322,052)	(57,680,647)

Net increase (decrease)	(6,551,701)	$(115,511,691)	(2,925,048)	$(51,070,491)

*	Class MF liquidated on March 12, 2024.
(a)	Amounts are consolidated through August 28, 2025 (Note 2).
(b)	9,531,319 shares and $203,386,188 were redeemed in-kind by an affiliate.
(c)	The period under the heading “Six Months Ended August 31, 2025” represents the period from May 21, 2025 (commencement of operations) through August 31,2025.

10.	Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended August 31, 2025 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period

Consolidated Alternative Allocation Fund
GMO U.S. Treasury Fund, Class VI	$25,000,000	$—	$—	$550,895	$—	$—	$—	$25,000,000

Benchmark-Free Allocation Fund
GMO Alternative Allocation Fund, Class VI	$303,421,305	$17,439,312	$21,215,000	$497,485	$9,555,645	$1,091,163	$2,507,085	$303,243,865
GMO Climate Change Fund, Class III	19,164,880	—	2,400,000	—	—	88,295	6,029,339	22,882,514
GMO Emerging Country Debt Fund, Class VI	53,999,642	703,536	8,860,000	703,536	—	385,156	2,312,599	48,540,933
GMO High Yield Fund, Class VI	23,591,753	—	—	—	—	—	1,080,539	24,672,292

165

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2025 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period

Benchmark-Free Allocation Fund (continued)
GMO Implementation Fund	$1,870,255,937	$64,032,780	$252,128,183	$15,733,720		$—	$19,323,781	$183,629,475	$1,885,113,790
GMO Opportunistic Income Fund, Class VI	70,152,430	1,432,094	25,475,000	1,432,094		—	(332,529)	218,196	45,995,191

Totals	$2,340,585,947	$83,607,722	$310,078,183	$18,366,835		$9,555,645	$20,555,866	$195,777,233	$2,330,448,585

Benchmark-Free Fund
GMO Alternative Allocation Fund, Class VI	$148,175,792	$8,117,205	$—	$253,228		$4,863,977	$—	$1,513,748	$157,806,745
GMO Climate Change Fund, Class III	10,208,470	—	—	—		—	—	3,258,653	13,467,123
GMO Emerging Country Debt Fund, Class VI	23,631,327	369,110	—	369,110		—	—	1,466,550	25,466,987
GMO High Yield Fund, Class VI	11,502,608	—	—	—		—	—	526,837	12,029,445
GMO Opportunistic Income Fund, Class VI	37,539,543	—	14,099,166	744,181		—	(1,131,677)	1,066,257	23,374,957
GMO Resources Fund, Class VI	29,715,241	87,982	—	87,982		—	—	4,850,387	34,653,610
GMO U.S. Treasury Fund, Class VI	5,054,182	86,776,820	91,781,805	—	**	—	(126)	—	49,071

Totals	$265,827,163	$95,351,117	$105,880,971	$1,454,501		$4,863,977	$(1,131,803)	$12,682,432	$266,847,938

Global Asset Allocation Fund
GMO Alternative Allocation Fund, Class VI	$50,536,427	$7,798,157	$2,300,000	$91,767		$1,762,644	$(279,585)	$824,738	$56,579,737
GMO Asset Allocation Bond Fund, Class VI	24,036,024	3,911,492	2,000,000	84,648		—	(541,189)	610,290	26,016,617
GMO Climate Change Fund, Class III	2,881,930	—	—	—		—	—	919,942	3,801,872
GMO Emerging Country Debt Fund, Class VI	12,611,660	195,247	113,000	195,246		—	(44,504)	821,725	13,471,128
GMO Emerging Marketsex-China Fund, Class VI	10,519,860	1,110,250	350,000	—		222,582	5,510	2,039,222	13,324,842
GMO Emerging Markets Fund, Class VI	21,942,738	904,626	1,315,875	49,148		—	(360,834)	5,178,313	26,348,968
GMO International Equity Fund, Class IV	52,529,710	9,109,844	7,406,486	441,771		—	1,125,479	10,084,589	65,443,136
GMO International Opportunistic Value Fund, Class IV	27,283,990	2,279,812	2,573,273	592,654		671,106	538,152	3,315,953	30,844,634
GMO-Usonian Japan Value Creation Fund, Class VI	22,586,604	1,449,980	2,231,899	156,354		94,515	293,698	4,239,400	26,337,783
GMO Multi-Sector Fixed Income Fund, Class IV	46,627,580	5,454,276	1,000,000	541,506		—	(246,610)	871,617	51,706,863
GMO Opportunistic Income Fund, Class VI	6,427,946	122,514	2,675,000	122,515		—	(271,933)	260,401	3,863,928
GMO Quality Cyclicals Fund, Class VI	11,112,775	2,481,333	10,847,077	25,746		2,455,587	(3,103,780)	356,749	—
GMO Quality Fund, Class VI	11,236,917	1,306,498	—	27,013		286,645	—	430,666	12,974,081
GMO Resources Fund, Class VI	7,156,339	21,189	—	21,189		—	—	1,168,122	8,345,650
GMO Small Cap Quality Fund, Class VI	10,785,331	1,642,704	—	6,105		35,542	—	320,688	12,748,723

166

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2025 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period

Global Asset Allocation Fund (continued)
GMO U.S. Equity Fund, Class VI	$21,428,020	$13,788,997	$1,906,152	$85,833	$1,351,441	$(212,651)	$2,446,849	$35,545,063
GMO U.S. Opportunistic Value Fund, Class VI	26,227,387	5,320,400	—	436,046	1,930,489	—	(506,668)	31,041,119
GMO U.S. Small Cap Value Fund, Class VI	7,679,739	17,428	—	17,428	—	—	743,386	8,440,553
GMO U.S. Treasury Fund, Class VI	4,211,034	14,886,560	12,080,000	138,275	—	600	(599)	7,017,595

Totals	$377,822,011	$71,801,307	$46,798,762	$3,033,244	$8,810,551	$(3,097,647)	$34,125,383	$433,852,292

Global Developed Equity Allocation Fund
GMO Climate Change Fund, Class III	$577,171	$—	$—	$—	$—	$—	$184,240	$761,411
GMO Emerging Marketsex-China Fund, Class VI	1,359,983	230,436	—	—	30,436	—	279,526	1,869,945
GMO International Equity Fund, Class IV	20,572,375	1,637,106	1,820,001	162,106	—	512,477	3,349,809	24,251,766
GMO International Opportunistic Value Fund, Class IV	9,323,086	426,159	810,001	199,852	226,307	132,973	1,115,967	10,188,184
GMO-Usonian Japan Value Creation Fund, Class VI	4,749,824	53,014	175,000	33,041	19,973	18,631	926,543	5,573,012
GMO Quality Cyclicals Fund, Class VI	3,837,852	856,941	3,746,092	8,892	848,049	(1,005,892)	57,191	—
GMO Quality Fund, Class VI	11,898,522	738,653	—	26,927	285,726	—	295,343	12,932,518
GMO Resources Fund, Class VI	2,046,176	6,058	—	6,058	—	—	333,996	2,386,230
GMO Small Cap Quality Fund, Class VI	3,567,931	588,972	—	2,048	11,923	—	119,801	4,276,704
GMO U.S. Equity Fund, Class VI	6,918,488	3,420,011	—	26,376	415,291	—	584,328	10,922,827
GMO U.S. Opportunistic Value Fund, Class VI	12,011,054	1,730,949	—	192,721	853,227	—	(294,067)	13,447,936
GMO U.S. Small Cap Value Fund, Class VI	2,356,183	195,812	—	5,812	—	—	262,690	2,814,685

Totals	$79,218,645	$9,884,111	$6,551,094	$663,833	$2,690,932	$(341,811)	$7,215,367	$89,425,218

Global Equity Allocation Fund
GMO Climate Change Fund, Class III	$4,770,951	$—	$—	$—	$—	$—	$1,522,938	$6,293,889
GMO Emerging Marketsex-China Fund, Class VI	11,099,143	191,383	1,430,000	—	191,383	(282,727)	2,180,688	11,758,487
GMO Emerging Markets Fund, Class VI	58,252,269	111,639	10,555,000	111,638	—	(3,590,228)	14,907,501	59,126,181
GMO International Equity Fund, Class IV	129,922,729	7,936,400	22,626,195	944,610	—	2,836,531	20,726,923	138,796,388
GMO International Opportunistic Value Fund, Class IV	66,127,288	2,750,080	13,244,055	1,289,680	1,460,400	2,438,545	6,113,016	64,184,874
GMO-Usonian Japan Value Creation Fund, Class VI	36,143,874	339,523	8,183,303	211,608	127,915	804,474	5,800,742	34,905,310

167

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2025 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period

Global Equity Allocation Fund (continued)
GMO Quality Cyclicals Fund, Class VI	$29,259,864	$6,533,334	$28,560,281	$67,789		$6,465,544	$(7,331,550)	$98,633	$—
GMO Quality Fund, Class VI	71,083,473	2,891,197	5,950,000	144,721		1,535,680	1,551,317	(68,230)	69,507,757
GMO Resources Fund, Class VI	15,457,252	45,766	—	45,766		—	—	2,523,071	18,026,089
GMO Small Cap Quality Fund, Class VI	26,485,454	3,393,334	2,040,000	13,683		79,652	210,404	521,382	28,570,574
GMO U.S. Equity Fund, Class VI	40,109,263	22,699,993	6,399,213	146,579		2,307,878	(534,751)	3,667,688	59,542,980
GMO U.S. Opportunistic Value Fund, Class VI	77,261,885	8,344,663	6,605,570	1,121,130		4,963,533	426,717	(2,438,009)	76,989,686
GMO U.S. Small Cap Value Fund, Class VI	16,394,376	37,205	—	37,205		—	—	1,586,949	18,018,530

Totals	$582,367,821	$55,274,517	$105,593,617	$4,134,409		$17,131,985	$(3,471,268)	$57,143,292	$585,720,745

Implementation Fund
GMO U.S. Treasury Fund, Class VI	$4,043,535	$77,142,375	$80,546,334	$—	**	$—	$(1,039)	$210	$638,747

International Developed Equity Allocation Fund
GMO International Equity Fund, Class IV	$220,571,098	$6,349,359	$142,420,701	$1,794,372		$—	$41,684,777	$(4,550,687)	$121,633,846
GMO International Opportunistic Value Fund, Class IV	74,374,016	4,933,380	47,572,194	1,751,918		1,983,826	8,688,602	(74,374)	40,349,430
GMO-Usonian Japan Value Creation Fund, Class VI	22,021,978	570,700	14,159,285	159,881		96,647	2,633,278	1,177,944	12,244,615

Totals	$316,967,092	$11,853,439	$204,152,180	$3,706,171		$2,080,473	$53,006,657	$(3,447,117)	$174,227,891

International Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$86,475,260	$12,000,236	$11,657,778	$194,655		$—	$(3,317,423)	$22,005,835	$105,506,130
GMO International Equity Fund, Class IV	152,164,318	3,204,325	24,797,973	1,084,326		—	5,697,158	20,652,572	156,920,400
GMO International Opportunistic Value Fund, Class IV	60,336,245	3,250,723	7,903,941	1,264,189		1,431,534	1,237,300	6,567,163	63,487,490
GMO-Usonian Japan Value Creation Fund, Class VI	21,933,281	344,317	2,130,614	146,038		88,279	161,685	4,045,868	24,354,537

Totals	$320,909,104	$18,799,601	$46,490,306	$2,689,208		$1,519,813	$3,778,720	$53,271,438	$350,268,557

Multi-Asset Credit Fund
GMO Emerging Country Debt Fund, Class VI	$—	$1,638,171	$—	$25,171		$—	$—	$98,542	$1,736,713
GMO High Yield Fund, Class VI	—	1,869,574	802,863	—		—	18,106	34,663	1,119,480
GMO MAC Implementation Fund	—	2,881,300	1,016,800	—		—	14,306	110,672	1,989,478
GMO Opportunistic Income Fund, Class VI	—	5,168,247	250,000	79,629		—	513	25,227	4,943,987

168

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2025 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period

Multi-Asset Credit Fund (continued)
GMO Systematic Investment Grade Credit ETF	$—	$1,085,425	$—	$12,782	$—	$—	$15,416	$1,100,841

Totals	$—	$12,642,717	$2,069,663	$117,582	$—	$32,925	$284,520	$10,890,499

Strategic Opportunities Allocation Fund
GMO Alternative Allocation Fund, Class VI	$26,416,167	$442,016	$17,919,566	$21,873	$420,142	$447,404	$(291,258)	$9,094,763
GMO Asset Allocation Bond Fund, Class VI	10,547,466	16,819	6,814,052	16,820	—	(15,782)	(161,759)	3,572,692
GMO Climate Change Fund, Class III	1,908,199	—	1,500,000	—	—	(229,145)	556,199	735,253
GMO Emerging Country Debt Fund, Class VI	6,687,088	49,496	4,765,000	49,496	—	(557,090)	714,491	2,128,985
GMO Emerging Marketsex-China Fund, Class VI	3,837,405	207,330	3,192,784	—	33,100	(233,247)	798,173	1,416,877
GMO Emerging Markets Fund, Class VI	10,017,128	9,669	7,910,595	9,670	—	(1,105,297)	2,571,268	3,582,173
GMO International Equity Fund, Class IV	29,219,632	2,950,346	26,319,685	105,405	—	5,848,749	(1,253,089)	10,445,953
GMO International Opportunistic Value Fund, Class IV	14,814,610	662,697	12,214,036	161,615	183,008	2,306,509	(648,492)	4,921,288
GMO-Usonian Japan Value Creation Fund, Class VI	12,298,788	59,837	10,092,832	37,293	22,544	1,887,101	36,966	4,189,860
GMO Multi-Sector Fixed Income Fund, Class IV	6,438,354	32,267	4,385,794	32,267	—	95,712	(67,947)	2,112,592
GMO Quality Cyclicals Fund, Class VI	6,328,153	1,412,991	6,176,851	14,661	1,398,330	(1,589,283)	24,990	—
GMO Quality Fund, Class VI	5,954,138	653,884	4,580,314	6,385	67,757	993,509	(887,369)	2,133,848
GMO Resources Fund, Class VI	3,617,649	6,030	2,430,000	6,030	—	(685,887)	962,396	1,470,188
GMO Small Cap Quality Fund, Class VI	5,417,916	1,142,365	4,493,784	1,455	8,467	227,342	(146,754)	2,147,085
GMO U.S. Equity Fund, Class VI	9,607,701	6,401,847	11,444,856	17,920	282,152	212,521	262,120	5,039,333
GMO U.S. Opportunistic Value Fund, Class VI	13,827,042	2,069,933	10,350,098	116,398	515,326	411,193	(886,499)	5,071,571
GMO U.S. Treasury Fund, Class VI	3,675,432	6,411,410	8,400,000	60,362	—	43	(44)	1,686,841

Totals	$170,612,868	$22,528,937	$142,990,247	$657,650	$2,930,826	$8,014,352	$1,583,392	$59,749,302

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2025 through August 31, 2025. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2026.

**

Excludes income from investment of cash collateral from securities lending in GMO U.S. Treasury Fund. Income (net of fee rebates paid to the borrower and fees paid to the lending agent) from investment of cash collateral from securities lending in GMO U.S. Treasury Fund was $42,070 and $59,862 in Benchmark-Free Fund and Implementation Fund, respectively, during the period.

169

GMO Trust Funds

Board Review of Investment Management Agreements

August 31, 2025 (Unaudited)

GMO Alternative Allocation Fund

Approval of renewal of management agreement for GMO Alternative Allocation Fund (the “Fund”). At a meeting on June 18, 2025, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2025 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 13, 2025, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 18, 2025 meeting of the Trustees. Prior to and at the June 18 meeting, the Independent Trustees considered that additional information. At the June 18 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

170

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2025 (Unaudited)

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Benchmark-Free Allocation Fund

Approval of renewal of management agreement for GMO Benchmark-Free Allocation Fund (the “Fund”). At a meeting on June 18, 2025, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2025 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 13, 2025, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 18, 2025 meeting of the Trustees. Prior to and at the June 18 meeting, the Independent Trustees considered that additional information. At the June 18 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service and to the fees shown on GMO’s fee schedule for another pooled investment vehicle that it managed or sub-advised with an investment strategy similar to that of the Fund. The Trustees noted the differences in the services provided by GMO to the Fund and to that other vehicle, as well as the enterprise, regulatory, and other risks borne by GMO in managing the Fund as compared to the risks borne by GMO in managing or sub-advising that other vehicle. The Trustees also considered the shareholder servicing and supplemental support fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds. The Trustees noted in particular that, while the Fund may invest in other GMO funds (“underlying GMO funds”) that pay management fees, GMO offsets against the fees it receives from the Fund the management fees, shareholder servicing fees and most other expenses borne by those underlying GMO funds.

171

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2025 (Unaudited)

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Benchmark-Free Fund

Approval of renewal of management agreement for GMO Benchmark-Free Fund (the “Fund”). At a meeting on June 18, 2025, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2025 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 13, 2025, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 18, 2025 meeting of the Trustees. Prior to and at the June 18 meeting, the Independent Trustees considered that additional information. At the June 18 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. The Trustees noted that the Fund is not currently offered as a standalone investment and the investment strategies it pursues are intended to complement the investment strategies of other GMO funds or accounts. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees noted that GMO does not charge the Fund a management fee or shareholder servicing and supplemental support fee and instead that the Fund indirectly bears the management and shareholder servicing fees paid to GMO by the other GMO funds in which the Fund invests. The Trustees also reviewed information regarding the management fees indirectly borne by the Fund as a result of its investing in other GMO funds. The Trustees noted that they had approved the management and shareholder servicing and supplemental support agreements between GMO and the other GMO funds in which the Fund may invest and had concluded that the fees payable to GMO under those agreements were reasonable.

172

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2025 (Unaudited)

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results.The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable indirectly by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fees charged under the management agreements of the other GMO funds in which the Fund may invest were reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Global Asset Allocation Fund

Approval of renewal of management agreement for GMO Global Asset Allocation Fund (the “Fund”). At a meeting on June 18, 2025, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2025 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 13, 2025, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 18, 2025 meeting of the Trustees. Prior to and at the June 18 meeting, the Independent Trustees considered that additional information. At the June 18 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

173

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2025 (Unaudited)

The Trustees noted that GMO does not charge the Fund a management fee or shareholder servicing and supplemental support fee and instead that the Fund indirectly bears the management and shareholder servicing fees paid to GMO by the other GMO funds in which the Fund invests. The Trustees also reviewed information regarding the management fees indirectly borne by the Fund as a result of its investing in other GMO funds. The Trustees noted that they had approved the management and shareholder servicing and supplemental support agreements between GMO and the other GMO funds in which the Fund may invest and had concluded that the fees payable to GMO under those agreements were reasonable.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable indirectly by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fees charged under the management agreements of the other GMO funds in which the Fund may invest were reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Global Developed Equity Allocation Fund

Approval of renewal of management agreement for GMO Global Developed Equity Allocation Fund (the “Fund”). At a meeting on June 18, 2025, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2025 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 13, 2025, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 18, 2025 meeting of the Trustees. Prior to and at the June 18 meeting, the Independent Trustees considered that additional information. At the June 18 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In

174

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2025 (Unaudited)

addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees noted that GMO does not charge the Fund a management fee or shareholder servicing and supplemental support fee and instead that the Fund indirectly bears the management and shareholder servicing fees paid to GMO by the other GMO funds in which the Fund invests. The Trustees also reviewed information regarding the management fees indirectly borne by the Fund as a result of its investing in other GMO funds. The Trustees noted that they had approved the management and shareholder servicing and supplemental support agreements between GMO and the other GMO funds in which the Fund may invest and had concluded that the fees payable to GMO under those agreements were reasonable.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable indirectly by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fees charged under the management agreements of the other GMO funds in which the Fund may invest were reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Global Equity Allocation Fund

Approval of renewal of management agreement for GMO Global Equity Allocation Fund (the “Fund”). At a meeting on June 18, 2025, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2025 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 13, 2025, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 18, 2025 meeting

175

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2025 (Unaudited)

of the Trustees. Prior to and at the June 18 meeting, the Independent Trustees considered that additional information. At the June 18 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees noted that GMO does not charge the Fund a management fee or shareholder servicing and supplemental support fee and instead that the Fund indirectly bears the management and shareholder servicing fees paid to GMO by the other GMO funds in which the Fund invests. The Trustees also reviewed information regarding the management fees indirectly borne by the Fund as a result of its investing in other GMO funds. The Trustees noted that they had approved the management and shareholder servicing and supplemental support agreements between GMO and the other GMO funds in which the Fund may invest and had concluded that the fees payable to GMO under those agreements were reasonable.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable indirectly by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel).In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fees charged under the management agreements of the other GMO funds in which the Fund may invest were reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Implementation Fund

Approval of renewal of management agreement for GMO Implementation Fund (the “Fund”). At a meeting on June 18, 2025, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2025 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

176

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2025 (Unaudited)

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 13, 2025, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 18, 2025 meeting of the Trustees. Prior to and at the June 18 meeting, the Independent Trustees considered that additional information. At the June 18 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. The Trustees noted that the Fund is not currently offered as a standalone investment and the investment strategies it pursues are intended to complement the investment strategies of other GMO funds or accounts. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees considered the fact that the Fund does not pay GMO any fees.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO International Developed Equity Allocation Fund

Approval of renewal of management agreement for GMO International Developed Equity Allocation Fund (the “Fund”). Atameeting on June 18, 2025, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2025 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

177

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2025 (Unaudited)

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 13, 2025, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 18, 2025 meeting of the Trustees. Prior to and at the June 18 meeting, the Independent Trustees considered that additional information. At the June 18 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees noted that GMO does not charge the Fund a management fee or shareholder servicing and supplemental support fee and instead that the Fund indirectly bears the management and shareholder servicing fees paid to GMO by the other GMO funds in which the Fund invests. The Trustees also reviewed information regarding the management fees indirectly borne by the Fund as a result of its investing in other GMO funds. The Trustees noted that they had approved the management and shareholder servicing and supplemental support agreements between GMO and the other GMO funds in which the Fund may invest and had concluded that the fees payable to GMO under those agreements were reasonable.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable indirectly by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fees charged under the management agreements of the other GMO funds in which the Fund may invest were reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

178

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2025 (Unaudited)

GMO International Equity Allocation Fund

Approval of renewal of management agreement for GMO International Equity Allocation Fund (the “Fund”). At a meeting on June 18, 2025, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2025 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 13, 2025, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 18, 2025 meeting of the Trustees. Prior to and at the June 18 meeting, the Independent Trustees considered that additional information. At the June 18 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees noted that GMO does not charge the Fund a management fee or shareholder servicing and supplemental support fee and instead that the Fund indirectly bears the management and shareholder servicing fees paid to GMO by the other GMO funds in which the Fund invests. The Trustees also reviewed information regarding the management fees indirectly borne by the Fund as a result of its investing in other GMO funds. The Trustees noted that they had approved the management and shareholder servicing and supplemental support agreements between GMO and the other GMO funds in which the Fund may invest and had concluded that the fees payable to GMO under those agreements were reasonable.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable indirectly by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

179

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2025 (Unaudited)

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fees charged under the management agreements of the other GMO funds in which the Fund may invest were reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO MAC Implementation Fund

Approval of initial management agreement for GMO MAC Implementation Fund (the “Fund”). At a meeting on December 5, 2024, the Trustees of GMO Trust (the “Trust”) approved for an initial two-year term commencing December 5, 2024, the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund. In approving the initial management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

At a meeting on December 5, 2024, the Trustees discussed materials provided by GMO for purposes of considering GMO’s proposal to establish the Fund as a new series of the Trust and a proposed management agreement between the Trust, on behalf of the Fund, and GMO. During this meeting, the Trustees met with representatives from GMO’s Developed Rates and FX Team, GMO’s Product Development Team, and GMO’s Legal Group and asked questions relating to the Fund and the materials GMO provided the Trustees in advance of the meeting.

Since the Fund had not yet commenced operations, the Trustees were unable to consider its investment performance. The Trustees considered the performance of the other GMO funds, including funds whose investments were managed by GMO’s Developed Rates and FX Team, the investment division of GMO that would be managing the Fund’s investments.

The Trustees considered information about the Fund’s estimated expenses, including the fact that the Fund would not pay GMO any fees and GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered that the non-investment management services to be provided by GMO to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services, were the same as the services provided by GMO under its current management agreements with other GMO funds.

Since the Fund had not yet commenced operations, no information regarding GMO’s profitability with respect to the Fund was available to the Trustees. The Trustees did, however, consider information provided to them by GMO regarding its profits from managing the Trust overall. The Trustees also considered how the proposed fees compared to fees paid by other GMO funds and took note of “fallout benefits” that would be realized by GMO from its management of the Fund and the other GMO funds. As the Fund had not yet commenced operations, the Trustees did not consider possible economies of scale to GMO associated with managing the Fund.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment‑management personnel, and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO would employ in managing the Fund, GMO’s organization, its reputation, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to be provided to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s initial management agreement, that the nature, extent and quality of GMO’s services to be provided to the Fund supported their approval of the Fund’s management agreement.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Trustees who are not “interested persons” of the Trust voting separately, and then all Trustees voting together, approved the Fund’s initial management agreement.

180

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2025 (Unaudited)

GMO Multi-Asset Credit Fund

Approval of initial management agreement for GMO Multi-Asset Credit Fund (the “Fund”). At a meeting on December 5, 2024, the Trustees of GMO Trust (the “Trust”) approved for an initial two-year term commencing December 5, 2024, the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund. In approving the initial management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

At a meeting on December 5, 2024, the Trustees discussed materials provided by GMO for purposes of considering GMO’s proposal to establish the Fund as a new series of the Trust and a proposed management agreement between the Trust, on behalf of the Fund, and GMO. During this meeting, the Trustees met with representatives from GMO’s Developed Rates and FX Team, GMO’s Product Development Team, and GMO’s Legal Group and asked questions relating to the Fund and the materials GMO provided the Trustees in advance of the meeting.

Since the Fund had not yet commenced operations, the Trustees were unable to consider its investment performance. The Trustees considered the performance of the other GMO funds, including funds whose investments were managed by GMO’s Developed Rates and FX Team, the investment division of GMO that would be managing the Fund’s investments.

The Trustees considered the Fund’s estimated expenses and its estimated expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s estimated expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees to be paid to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information provided by GMO comparing the management fee to be paid by the Fund to the management fees of funds managed by other managers determined by GMO to have similar investment characteristics. The Trustees also considered the shareholder servicing fees to be charged by GMO to different share classes of the Fund in light of the services to be provided to each class by GMO.

The Trustees also considered that the non-investment management services to be provided by GMO to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services, were the same as the services provided by GMO under its current management agreements with other GMO funds.

Since the Fund had not yet commenced operations, no information regarding GMO’s profitability with respect to the Fund was available to the Trustees. The Trustees did, however, consider information provided to them by GMO regarding its profits from managing the Trust overall. The Trustees also considered how the proposed fees compared to fees paid by other GMO funds and took note of “fallout benefits” that would be realized by GMO from its management of the Fund and the other GMO funds. The Trustees noted in particular that, while the Fund may invest in other GMO funds that pay management fees, GMO would offset against the fees it receives from the Fund the management fees, shareholder servicing fees and most other expenses borne by those underlying GMO funds. As the Fund had not yet commenced operations, the Trustees did not consider possible economies of scale to GMO associated with managing the Fund.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment‑management personnel, and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO would employ in managing the Fund, GMO’s organization, its reputation, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to be provided to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s initial management agreement, that the nature, extent and quality of GMO’s services to be provided to the Fund supported their approval of the Fund’s management agreement and that the fee to be charged under that agreement was reasonable.

181

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2025 (Unaudited)

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Trustees who are not “interested persons” of the Trust voting separately, and then all Trustees voting together, approved the Fund’s initial management agreement.

GMO Strategic Opportunities Allocation Fund

Approval of renewal of management agreement for GMO Strategic Opportunities Allocation Fund (the “Fund”). At a meeting on June 18, 2025, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2025 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 13, 2025, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 18, 2025 meeting of the Trustees. Prior to and at the June 18 meeting, the Independent Trustees considered that additional information. At the June 18 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. The Trustees noted that the Fund is not currently offered as a standalone investment and the investment strategies it pursues are intended to complement the investment strategies of other GMO funds or accounts. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees noted that GMO does not charge the Fund a management fee or shareholder servicing and supplemental support fee and instead that the Fund indirectly bears the management and shareholder servicing fees paid to GMO by the other GMO funds in which the Fund invests. The Trustees also reviewed information regarding the management fees indirectly borne by the Fund as a result of its investing in other GMO funds. The Trustees noted that they had approved the management and shareholder servicing and supplemental support agreements between GMO and the other GMO funds in which the Fund may invest and had concluded that the fees payable to GMO under those agreements were reasonable.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable indirectly by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels.

182

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2025 (Unaudited)

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fees charged under the management agreements of the other GMO funds in which the Fund may invest were reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

183

SR-083125-AA

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

A special meeting of the shareholders of GMO Trust (the “Trust”) was held on September 9, 2025 to vote on the proposed election of Paul Braverman, Peter Tufano, Enrique Chang, and Dina Santoro (the “Nominees”) as Trustees of the Trust. The election of each Nominee was approved by shareholders at the meeting, and no other business or proposals were brought or voted on at the meeting. Below is a report showing the votes cast at the shareholder meeting:

Nominee	Vote	Shares Voted	% Voted	% of Total Outstanding

Paul Braverman	FOR	548,201,493.522	96.152%	45.224%

	WITHHELD	21,941,192.470	3.848%	1.810%

Peter Tufano	FOR	548,102,038.082	96.135%	45.216%

	WITHHELD	22,040,647.910	3.865%	1.818%

Enrique Chang	FOR	568,795,094.239	99.764%	46.923%

	WITHHELD	1,347,591.753	0.236%	0.111%

Dina Santoro	FOR	569,513,012.795	99.890%	46.983%

	WITHHELD	629,673.197	0.110%	0.051%

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)

The registrant’s Principal Executive Officer and Principal Financial Officer have concluded as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b)

Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GMO Trust

By (Signature and Title):	/s/ Tari Pari
Tara Pari, Chief Executive Officer

Date: November 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/Tari Pari
Tara Pari, Principal Executive Officer

Date: November 5, 2025

By (Signature and Title):	/s/ Betty Maganzini
Betty Maganzini, Principal Financial Officer

Date: November 5, 2025